(2_FIDELITY_LOGOS)FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
AIR TRANSPORTATION
AMERICAN GOLD
AUTOMOTIVE
BIOTECHNOLOGY
BROKERAGE AND INVESTMENT MANAGEMENT
CHEMICALS
COMPUTERS
CONSTRUCTION AND HOUSING
CONSUMER INDUSTRIES
DEFENSE AND AEROSPACE
DEVELOPING COMMUNICATIONS
ELECTRONICS
ENERGY
ENERGY SERVICE
ENVIRONMENTAL SERVICES
FINANCIAL SERVICES
FOOD AND AGRICULTURE
HEALTH CARE
HOME FINANCE
INDUSTRIAL EQUIPMENT
INDUSTRIAL MATERIALS
INSURANCE
LEISURE
MEDICAL DELIVERY
MONEY MARKET
MULTIMEDIA
NATURAL GAS
PAPER AND FOREST PRODUCTS
PRECIOUS METALS AND MINERALS
REGIONAL BANKS
RETAILING
SOFTWARE AND COMPUTER SERVICES
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES GROWTH
SEMIANNUAL REPORT
AUGUST 31, 1996
CONTENTS


PERFORMANCE OVERVIEW AND    2
MARKET RECAP

FUND UPDATES*

CONSUMER SECTOR             4     CONSUMER INDUSTRIES (FORMERLY CONSUMER
                            10    PRODUCTS)
                            16    FOOD AND AGRICULTURE
                            22    LEISURE
                            28    MULTIMEDIA
                                  RETAILING

CYCLICALS SECTOR            34    AIR TRANSPORTATION
                            39    AUTOMOTIVE
                            45    CHEMICALS
                            51    CONSTRUCTION AND HOUSING
                            57    ENVIRONMENTAL SERVICES
                            63    INDUSTRIAL EQUIPMENT
                            69    INDUSTRIAL MATERIALS
                            75    PAPER AND FOREST PRODUCTS
                            81    TRANSPORTATION

ENERGY, UTILITIES AND       87    AMERICAN GOLD
NATURAL RESOURCES SECTOR    94    ENERGY
                            100   ENERGY SERVICE
                            106   NATURAL GAS
                            112   PRECIOUS METALS AND MINERALS
                            118   UTILITIES GROWTH

FINANCIAL SERVICES SECTOR   124   BROKERAGE AND INVESTMENT MANAGEMENT
                            129   FINANCIAL SERVICES
                            134   HOME FINANCE
                            140   INSURANCE
                            146   REGIONAL BANKS

HEALTH CARE SECTOR          152   BIOTECHNOLOGY
                            158   HEALTH CARE
                            164   MEDICAL DELIVERY

* FUND UPDATES FOR EACH SELECT PORTFOLIO INCLUDE: PERFORMANCE AND INVESTMENT SUMMARY, MANAGER'S OVERVIEW, INVESTMENTS, AND FINANCIAL STATEMENTS.
TECHNOLOGY SECTOR               170   COMPUTERS
                                176   DEFENSE AND AEROSPACE
                                182   DEVELOPING COMMUNICATIONS
                                188   ELECTRONICS
                                194   SOFTWARE AND COMPUTER SERVICES
                                200   TECHNOLOGY
                                207   TELECOMMUNICATIONS

                                213   MONEY MARKET

NOTES TO FINANCIAL STATEMENTS   220   FOOTNOTES TO THE FINANCIAL STATEMENTS









To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. PERFORMANCE OVERVIEW


DEAR SHAREHOLDER:
The six-month period ended August 31, 1996, provided varied returns from different sectors for equity investors. The Standard & Poor's 500 Index returned 2.96% during the period, including reinvested dividends. During the six months, 18 of our 35 Select equity portfolios outperformed the S&P
500. Of the remaining 17, 11 produced negative returns. The best of the Select portfolios was RETAILING, which generated a return of 15.86%, while AIR TRANSPORTATION performed worst, losing 16.93%.
Confusion over the direction of interest rates made for a volatile market in the summer months. Investors became concerned that emerging data indicating a strengthening economy might lead the Federal Reserve Board to increase short-term interest rates to head off inflation. Interest rate increases tend to slow economic growth and add to corporate borrowing costs, decreasing company earnings. Not all the news was negative, though, as continued strong corporate earnings reports, large cash inflows into mutual funds, wide-spread optimism and high-profile merger announcements provided a generally favorable environment for stocks on either side of a mid-summer stock market correction. Overall, large-capitalization stocks tended to perform better than the smaller company stocks that make up a preponderance of our Select portfolios.
Despite the unusual length of the current economic expansion, signs of strength in the economy over the past six months helped many CYCLICALS - those companies whose profitability levels tend to rise and fall with the economy. Consumer cyclicals - dependent on upticks in people's spending habits that result from a strong economy - had fairly solid returns, as evidenced by the 8.83% return of AUTOMOTIVE. One notable exception in the cyclical area was AIR TRANSPORTATION, which suffered from the fallout from several highly publicized air disasters. Early cyclicals - those that tend to do well at the beginning of an economic upturn - and basic industries had mixed returns as CONSTRUCTION AND HOUSING, CHEMICALS, INDUSTRIAL EQUIPMENT, INDUSTRIAL MATERIALS and PAPER AND FOREST PRODUCTS had returns in a range of 1.95% to 7.92%.
The public's greater propensity to spend money during the period was one factor that helped the CONSUMER sector. In fact, RETAILING rocketed to the forefront and returned 15.86% as retailers' earnings jumped due to increased consumer spending. Confusion over the direction of the economy aided consumer nondurables, which historically grow no matter what the economic climate. However, FOOD AND AGRICULTURE fell 4.33% during the period, largely as a result of an unfavorable court ruling that battered the prices of tobacco stocks.
Stocks in the HEALTH CARE sector endured a somewhat bumpy ride. BIOTECHNOLOGY'S negative return reflected a correction of biotech stocks from overvalued levels, particularly during the past three months. Disappointing HMO price estimates and earnings reports - coupled with slowing patient admission growth with respect to hospital stocks - played key roles in the performance of both HEALTH CARE and MEDICAL DELIVERY.
News concerning semiconductor stocks and small-capitalization stocks dominated the TECHNOLOGY sector over the past six months. After posting solid gains through the first part of 1996, many small-company technology stocks - including those with businesses tied to the Internet - had a sudden fall from grace in the market's brief July correction. Semiconductors were lackluster performers for much of the year based on a worldwide supply glut in computer chips and faltering demand. However, there was a mixed range of returns among the subsectors that make up the technology area. DEFENSE AND AEROSPACE, DEVELOPING COMMUNICATIONS and TELECOMMUNICATIONS had returns ranging from 1.51% to 6.62% versus the -11.29% to -1.60% range posted by TECHNOLOGY, COMPUTERS and ELECTRONICS. The strong relative performance of software and networking companies helped SOFTWARE AND COMPUTER SERVICES to record only a slight downturn during the period.
While there was confusion over the direction of interest rates in the summer, the overall interest rate environment remained generally positive for stocks in the FINANCIAL SERVICES sector. This and other factors helped produce positive results. The period was marked by sound fundamentals - or business prospects - as earnings estimates came through as expected and overall credit quality didn't deteriorate as some had feared. Banks improved their earnings growth by implementing balance sheet restructuring, cost-cutting and capital management measures. On the brokerage front, the speculative nature of the market translated into dramatically high trading volumes, generally a positive indicator. As a result of these trends, HOME FINANCE, REGIONAL BANKS, BROKERAGE AND INVESTMENT MANAGEMENT, FINANCIAL SERVICES and INSURANCE all outpaced the S&P 500.
The ENERGY sector received high marks, as the period was characterized by robust demand and production, strengthening oil and gas prices and renewed confidence in exploration. Customers also sought to utilize new technologies put forth by oil service companies. ENERGY SERVICE, ENERGY and NATURAL GAS benefited from these positive developments.
Several circumstances led to a glut of gold on the market. The added supply led to declines in the price of that metal, affecting the performance of PRECIOUS METALS AND MINERALS. At the same time, other companies in the NATURAL RESOURCES sector that showed strong growth of production and reserves - including many holdings in AMERICAN GOLD - fared better than counterparts more sensitive to changes in the price of gold.
As is typical, stock performance in the UTILITIES sector closely tracked the bond market, which struggled due to fears that the Fed would raise interest rates. On the positive side, cool weather and tight supply helped gas utility stocks. Uncertainty over deregulation and resulting competitive pressures continued to affect stocks in the industry.
Domestic equities remain at excessive valuation levels, although the market's rebound from the brief correction in July has encompassed a greater breadth of stocks than before. The most important issue remains whether or not corporate earnings growth will continue to support the market at these levels. Certainly, this country's tight labor market will eventually put pressure on profit margins if businesses are not able to pass on higher prices to the consumer.
What follows are detailed summaries of all the portfolio. We hope you find them useful in evaluating your investments. As always, we thank you for your continued interest in Fidelity Select Portfolios.
Sincerely,
Robert J. Haber
Director, U.S. Equity Research
Select Group Leader
CUMULATIVE TOTAL RETURNS
FOR THE SIX MONTHS ENDED AUGUST 31, 1996
Row: 1, Col: 1, Value: 15.86
Row: 2, Col: 1, Value: 15.13
Row: 3, Col: 1, Value: 14.31
Row: 4, Col: 1, Value: 14.23
Row: 5, Col: 1, Value: 9.890000000000001
Row: 6, Col: 1, Value: 8.83
Row: 7, Col: 1, Value: 8.390000000000001
Row: 8, Col: 1, Value: 8.0
Row: 9, Col: 1, Value: 7.92
Row: 10, Col: 1, Value: 7.33
Row: 11, Col: 1, Value: 6.619999999999999
Row: 12, Col: 1, Value: 5.51
Row: 13, Col: 1, Value: 4.649999999999999
Row: 14, Col: 1, Value: 4.55
Row: 15, Col: 1, Value: 4.41
Row: 16, Col: 1, Value: 4.319999999999999
Row: 17, Col: 1, Value: 3.35
Row: 18, Col: 1, Value: 3.21
Row: 19, Col: 1, Value: 2.96
Row: 20, Col: 1, Value: 2.27
Row: 21, Col: 1, Value: 1.95
Row: 22, Col: 1, Value: 1.51
Row: 23, Col: 1, Value: 1.35
Row: 24, Col: 1, Value: 1.15
Row: 25, Col: 1, Value: 0.23
Row: 26, Col: 1, Value: -0.6100000000000001
Row: 27, Col: 1, Value: -1.2
Row: 28, Col: 1, Value: -1.6
Row: 29, Col: 1, Value: -3.1
Row: 30, Col: 1, Value: -3.58
Row: 31, Col: 1, Value: -4.33
Row: 32, Col: 1, Value: -4.49
Row: 33, Col: 1, Value: -5.119999999999999
Row: 34, Col: 1, Value: -7.37
Row: 35, Col: 1, Value: -11.29
Row: 36, Col: 1, Value: -16.93
Retailing  15.86%Energy Service  15.13%Natural Gas  14.31%Energy
14.23%Home Finance 9.89%Automotive 8.83%Regional Banks 8.39%American Gold 8.00%Construction & Housing 7.92%Environmental Services
7.33%Defense and Aerospace 6.62%Brokerage and Investment Management 5.51%Financial Services 4.65%Chemicals 4.55%Industrial Materials 4.41%Paper and Forest Products 4.32%Insurance 3.35%Leisure 3.21%S&P 500 2.96%Developing Communications 2.27%Industrial Equipment 1.95%Telecommunications 1.51%Consumer Industries 1.35%Health Care 1.15%Utilities Growth 0.23%Software and Computer Services -0.61%Transportation -1.20%Electronics -1.60%Medical Delivery -3.10%Precious Metals and Minerals -3.58%Food and Agriculture -4.33%Multimedia -4.49%Computers -5.12%Biotechnology -7.37%Technology -11.29%Air Transportation -16.93%
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURNS INCLUDE CHANGES IN A FUND'S SHARE PRICE, PLUS REINVESTMENT OF ANY DIVIDENDS AND CAPITAL GAINS BUT DOES NOT INCLUDE SELECT'S 3% SALES CHARGE, AND CERTAIN FEES PAID BY SHAREHOLDERS UPON EXCHANGE OR REDEMPTION. FIGURES FOR THE STANDARD & POOR'S 500 INDEX
(S&P 500 (registered trademark)), AN UNMANAGED INDEX OF COMMON STOCK PRICES, INCLUDE REINVESTMENT OF DIVIDENDS. S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S. ALL PERFORMANCE NUMBERS ARE HISTORICAL; EACH EQUITY FUND'S SHARE PRICE AND RETURN WILL VARY AND SHAREHOLDERS MAY HAVE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. IF FMR HAD NOT REIMBURSED CERTAIN EXPENSES FOR SOME OF THE FUNDS, THOSE RETURNS WOULD HAVE BEEN LOWER.
CONSUMER INDUSTRIES PORTFOLIO (FORMERLY CONSUMER PRODUCTS PORTFOLIO) PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past one year, five year, and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   LIFE OF
FEBRUARY 29, 1996         MONTH    YEAR     YEARS    FUND
                          S

CONSUMER INDUSTRIES       1.35%    18.59%   84.78%   130.54%

CONSUMER INDUSTRIES       -1.70%   15.03%   79.24%   123.62%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   117.91%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on June 29, 1990. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
FEBRUARY 29, 1996         YEAR     YEARS    FUND

CONSUMER INDUSTRIES       18.59%   13.07%   14.47%

CONSUMER INDUSTRIES       15.03%   12.38%   13.91%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960909 152106 S00000000000001
             Consumer Industries         SP Standard & Poor 500
             00517                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       9670.90                     9980.27
  1990/08/31       8943.40                     9078.05
  1990/09/30       8439.00                     8635.95
  1990/10/31       8749.40                     8598.82
  1990/11/30       9234.40                     9154.30
  1990/12/31       9593.72                     9409.71
  1991/01/31       9808.43                     9819.97
  1991/02/28      10569.68                    10522.10
  1991/03/31      11077.18                    10776.73
  1991/04/30      10950.31                    10802.60
  1991/05/31      11477.33                    11269.27
  1991/06/30      10911.27                    10753.14
  1991/07/31      11623.72                    11254.23
  1991/08/31      12101.94                    11520.96
  1991/09/30      11994.59                    11328.56
  1991/10/31      12375.21                    11480.36
  1991/11/30      11857.95                    11017.70
  1991/12/31      13290.07                    12278.13
  1992/01/31      13379.46                    12049.75
  1992/02/29      13836.37                    12206.40
  1992/03/31      13677.45                    11968.38
  1992/04/30      13717.18                    12320.25
  1992/05/31      13627.78                    12380.62
  1992/06/30      13015.69                    12196.14
  1992/07/31      13388.15                    12694.97
  1992/08/31      13253.65                    12434.72
  1992/09/30      13377.81                    12581.45
  1992/10/31      13595.08                    12625.48
  1992/11/30      14246.90                    13056.01
  1992/12/31      14427.78                    13216.60
  1993/01/31      14331.67                    13327.62
  1993/02/28      13851.10                    13508.88
  1993/03/31      14662.73                    13793.92
  1993/04/30      14566.61                    13460.10
  1993/05/31      15719.98                    13820.83
  1993/06/30      15730.66                    13860.91
  1993/07/31      15880.17                    13805.47
  1993/08/31      16916.07                    14328.70
  1993/09/30      17289.85                    14218.37
  1993/10/31      17823.81                    14512.69
  1993/11/30      17428.68                    14374.82
  1993/12/31      17987.73                    14548.75
  1994/01/31      17835.98                    15043.41
  1994/02/28      17789.29                    14635.73
  1994/03/31      16645.36                    13997.61
  1994/04/30      16823.06                    14176.78
  1994/05/31      16600.01                    14409.28
  1994/06/30      15684.31                    14056.26
  1994/07/31      16106.94                    14517.30
  1994/08/31      17046.12                    15112.51
  1994/09/30      16729.15                    14742.25
  1994/10/31      17057.86                    15073.95
  1994/11/30      16224.34                    14524.96
  1994/12/31      16716.09                    14740.37
  1995/01/31      16569.67                    15122.58
  1995/02/28      16972.32                    15711.91
  1995/03/31      17435.98                    16175.57
  1995/04/30      17815.10                    16651.94
  1995/05/31      18145.91                    17317.52
  1995/06/30      18133.66                    17719.80
  1995/07/31      18893.31                    18307.39
  1995/08/31      18856.56                    18353.34
  1995/09/30      19861.26                    19127.86
  1995/10/31      20755.69                    19059.57
  1995/11/30      21980.94                    19896.28
  1995/12/31      21446.67                    20279.49
  1996/01/31      21446.67                    20969.80
  1996/02/29      22065.08                    21164.19
  1996/03/31      22844.29                    21368.00
  1996/04/30      23611.12                    21682.97
  1996/05/31      24835.58                    22242.17
  1996/06/30      24711.90                    22326.91
  1996/07/31      22015.61                    21340.51
  1996/08/30      22361.92                    21790.58
IMATRL PRASUN   SHR__CHT 19960831 19960909 152110 R00000000000077


Let's say hypothetically that $10,000 was invested in Fidelity Select Consumer Industries Portfolio on June 29, 1990, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $22,362 - a 123.62% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $21,791 over the same period - a 117.91% increase.
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                     % OF FUND'S
                                     INVESTMENTS

HFS, Inc.                            6.2

Lowe's Companies, Inc.               4.7

Estee Lauder Companies, Inc.         4.5

NIKE, Inc. Class B                   4.4

Avon Products, Inc.                  4.4

Gillette Co.                         4.3

Nine West Group, Inc.                4.2

Melville Corp.                       3.5

Patriot American Hospitality, Inc.   2.9

Toys "R" Us, Inc.                    2.8

TOP INDUSTRIES AS OF AUGUST 31, 1996
Cosmetics 16.4%
Hotels, Motels, &
Tourist Courts 11.1%
Footwear 10.2%
Lumber & Building
Materials - Retail 4.7%
Food 3.7%
All Others 53.9%
Row: 1, Col: 1, Value: 53.9
Row: 1, Col: 2, Value: 3.7
Row: 1, Col: 3, Value: 4.7
Row: 1, Col: 4, Value: 10.2
Row: 1, Col: 5, Value: 11.1
Row: 1, Col: 6, Value: 16.4
CONSUMER INDUSTRIES PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW




NOTE TO SHAREHOLDERS: Effective September 3, 1996, after the period ended, Katherine Collins (right) became Portfolio Manager of Fidelity Select Consumer Industries Portfolio. The following is an interview with Mary English, who managed the fund during the period covered by the report, and Katherine Collins, who discusses her outlook.
Q. HOW DID THE FUND PERFORM, MARY?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned 1.35% and 18.59%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% for the past six months and 18.73% for the year.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Perceptions surrounding the health of the economy and fears about the direction of interest rates caused a tumultuous environment. During the past six months, it seemed like people's fears one day about recession were confused by concerns about interest rate hikes the next day. When you're trying to run a consumer fund in this kind of market environment, you have to be very careful about the stocks the fund owns. For instance, if you own defensive stocks such as food and beverage companies and the economy strengthens, defensive stocks go out of favor and the fund can get hurt. It was this kind of thinking that led me to decrease the fund's holdings in the more defensive stocks, such as PepsiCo, and buy more of the top names in traditional consumer products, such as Avon Products and Estee Lauder.
Q. WHY DID YOU LIKE THESE STOCKS?
A. There were a couple of reasons. These companies all have strong global brand franchises that make them extremely attractive. In addition, despite weakening economies in Europe, these companies benefited from strong product lines and franchises that are balanced by their global nature, and were therefore less affected by the gyrations of the U.S. economy. I more than doubled the fund's holdings of Estee Lauder because I felt that the company's earnings had bottomed in the second quarter. I also was impressed by the efforts it was making on the re-launch of significant global products as well as its cost-cutting initiatives.
Q. HOW DID THE FUND'S CONSUMER-RELATED TECHNOLOGY THEME PLAY OUT DURING THE PERIOD?
A. The fund was adversely affected by its large holding in America Online
(AOL), a stock that the fund had owned and benefited from for some time. AOL was the fund's top holding in July when the company reported that its membership had dropped significantly and that its earnings would not meet Wall Street's expectations. The situation worsened with AOL's much-publicized day-long outage that occurred later in the summer. The fund no longer held a position in AOL at the end of the period.
Q. HOW DO YOU FEEL ABOUT ON-LINE SERVICES NOW?
A. It's interesting to see how the demand for these types of services changes as the industry becomes more mainstream. A couple of years ago, on-line service providers such as AOL were dealing almost exclusively with "early adapters" - people who were very interested in accessing the Internet, and weren't too concerned about cost. Now, the average user is influenced much more by the services, prices and plans of various providers, much as they are in the retail and long-distance sector.
Q. TURNING TO YOU, KATHERINE, WHAT'S YOUR OUTLOOK FOR THE FUND?
A. There are several interesting developments in consumer industries that I will try to capitalize on in the months ahead. First, many consumer companies are trying to reduce the number of products that they offer, which could help improve the companies' profitability. Second, there is some concern over consumer debt levels, which may eventually hurt big-ticket purchases. Third, there has been significant change in telecommunications legislation, which may spur further changes in the leisure and entertainment industries. I will use Fidelity's traditional bottom-up fundamental research to find companies that will benefit from these and other broad trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 517
TRADING SYMBOL: FSCPX
SIZE: as of August 31, 1996 more than
$21 million
MANAGER: Katherine Collins, since September
1996; manager Fidelity Select Leisure
Portfolio, since February 1996; assistant director of research 1994-May 1995;
manager, Fidelity Select Construction and
Housing Portfolio, 1992-1994; analyst,
since 1990; joined Fidelity in 1990
(checkmark)
CONSUMER INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 100.0%
 SHARES VALUE (NOTE 1)
APPAREL STORES - 6.1%
GENERAL APPAREL STORES - 2.6%
TJX Companies, Inc.   17,500 $ 560,000  87254010
WOMEN'S CLOTHING STORES - 3.5%
Melville Corp.   17,500  739,375  58574510
TOTAL APPAREL STORES   1,299,375
AUTOS, TIRES, & ACCESSORIES - 1.4%
MOTOR VEHICLES & CAR BODIES - 1.4%
Honda Motor Co. Ltd.   13,000  299,700  43812810
BEVERAGES - 3.3%
SOFT DRINKS - 3.3%
Coca-Cola Co. (The)  9,200  460,000  19121610
PepsiCo, Inc.   8,600  247,250  71344810
  707,250
COMPUTER SERVICES & SOFTWARE - 2.6%
ELECTRONIC INFORMATION RETRIEVAL - 1.6%
CUC International, Inc. (a)  10,000  343,750  12654510
PREPACKAGED COMPUTER SOFTWARE - 1.0%
Netscape Communications Corp. (a)  6,200  219,325  64114910
TOTAL COMPUTER SERVICES & SOFTWARE   563,075
CONSUMER ELECTRONICS - 3.3%
APPLIANCES - 3.3%
Black & Decker Corp.   10,000  395,000  09179710
Newell Co.   10,000  311,250  65119210
  706,250
ENTERTAINMENT - 3.8%
MOTION PICTURE PRODUCTION - 2.0%
Disney (Walt) Co.   7,500  427,500  25468710
RECREATIONAL SERVICES - 1.8%
MGM Grand, Inc. (a)  10,000  377,500  55295310
TOTAL ENTERTAINMENT   805,000
FOODS - 5.2%
FOOD - 3.7%
General Mills, Inc.   7,000  385,000  37033410
Kellogg Co.   6,000  405,000  48783610
  790,000
GRAIN MILL PRODUCTS - 1.5%
Ralston Purina Group  5,000  312,500  75127730
TOTAL FOODS   1,102,500
GENERAL MERCHANDISE STORES - 1.0%
DEPARTMENT STORES - 1.0%
Stein Mart, Inc. (a)  10,000  208,750  85837510
HOUSEHOLD PRODUCTS - 21.7%
COSMETICS - 16.4%
Alberto-Culver Co. Class A  7,500  262,500  01306820
Avon Products, Inc.   19,600  938,350  05430310
Estee Lauder Companies, Inc.   22,500  967,500  51843910
Gillette Co.   14,400  918,000  37576610
Revlon, Inc. Class A (a)  14,000  418,250  76152550
  3,504,600

 SHARES VALUE (NOTE 1)
MANUFACTURED PRODUCTS - 3.2%
First Brands Corp.   12,100 $ 275,275  31935610
Luxottica Group Spa sponsored ADR  5,400  412,425  55068R20
  687,700
SOAPS & DETERGENTS - 2.1%
Procter & Gamble Co.   5,000  444,375  74271810
TOTAL HOUSEHOLD PRODUCTS   4,636,675
LEISURE DURABLES & TOYS - 0.9%
TOYS & GAMES - 0.9%
Hasbro, Inc.   5,000  183,750  41805610
LODGING & GAMING - 12.4%
HOTELS, MOTELS, & TOURIST COURTS - 11.1%
HFS, Inc. (a)  22,000  1,317,250  40418110
Host Marriott Corp. (a)  28,000  385,000  44107810
La Quinta Motor Inns, Inc.   10,000  191,250  50419510
Sun International Hotels Ltd. Ord. (a)  10,000  473,750  86699N22
  2,367,250
RACING & GAMING - 1.3%
Gtech Holdings Corp. (a)  10,000  277,500  40051810
TOTAL LODGING & GAMING   2,644,750
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
OPHTHALMIC GOODS - 1.0%
Oakley, Inc. (a)  5,000  205,000  67366210
PACKAGING & CONTAINERS - 2.0%
SANITARY FOOD CONTAINERS - 2.0%
Tupperware Corp.   10,000  437,500  89989610
PAPER & FOREST PRODUCTS - 0.9%
PAPER - 0.9%
Kimberly-Clark Corp.   2,500  195,938  49436810
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Patriot American Hospitality, Inc.  20,000  610,000  70335310
RETAIL & WHOLESALE, MISCELLANEOUS - 8.4%
HOBBY, TOY, & GAME SHOPS - 2.8%
Toys "R" Us, Inc.   20,000  590,000  89233510
LUMBER & BUILDING MATERIALS - RETAIL - 4.7%
Lowe's Companies, Inc.   27,500  993,438  54866110
RETAIL, GENERAL - 0.9%
Staples, Inc. (a)  10,000  197,500  85503010
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   1,780,938
SERVICES - 4.7%
COMMUNICATION, ECONOMY,
SOCIAL & EDUCATION RESEARCH - 2.3%
Gartner Group, Inc. Class A (a)  16,000  500,000  36665110
GENERAL SERVICES - 1.7%
Service Corp. International  13,000  366,438  81756510
PERSONAL SERVICES - 0.7%
Block (H&R), Inc.   6,200  155,000  09367110
TOTAL SERVICES   1,021,438
TEXTILES & APPAREL - 16.5%
APPAREL - 2.6%
Gucci Group NV  8,500  565,250  40156610
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - CONTINUED
CARPETS & RUGS - 1.4%
Shaw Industries, Inc.   20,000 $ 300,000  82028610
COTTON MILLS - 0.4%
Cone Mills Corp. (a)  10,000  90,000  20681410
FOOTWEAR - 10.2%
NIKE, Inc. Class B  8,700  939,600  65410610
Nine West Group, Inc. (a)  17,500  901,250  65440D10
Wolverine World Wide, Inc.   13,500  325,687  97809710
  2,166,537
TEXTILE MILL PRODUCTS - 1.9%
Westpoint Stevens, Inc. Class A (a)  15,600  407,550  96123810
TOTAL TEXTILES & APPAREL   3,529,337
TOBACCO - 1.9%
CIGARETTES - 1.9%
RJR Nabisco Holdings Corp.   15,400  406,175  74960K87
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $20,412,175)  $ 21,343,401
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $58,904,624 and $56,680,215, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $21,391 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $20,423,805. Net unrealized appreciation aggregated $919,596, of which $1,565,703 related to appreciated investment securities and $646,107 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1997 approximately $2,016,000 of losses recognized during the period November 1, 1995 to February 29, 1996.
CONSUMER INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)


ASSETS

Investment in securities, at                                                                                       $ 21,343,401
value (cost $20,412,175) -
See accompanying schedule

Receivable for investments sold                                                                                     1,360,078

Receivable for fund shares sold                                                                                     97,414

Dividends receivable                                                                                                14,257

Redemption fees receivable                                                                                          95

Other receivables                                                                                                   4,426

Prepaid expenses                                                                                                    9,576

 TOTAL ASSETS                                                                                                       22,829,247

LIABILITIES

Payable to custodian bank                                                                              $ 151,831

Payable for fund shares redeemed                                                                        996,313

Accrued management fee                                                                                  12,551

Other payables and                                                                                      56,314
accrued expenses

 TOTAL LIABILITIES                                                                                                  1,217,009

NET ASSETS                                                                                                         $ 21,612,238

Net Assets consist of:

Paid in capital                                                                                                    $ 23,186,973

Accumulated net investment (loss)                                                                                   (122,937
                                                                                                                   )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                 (2,383,024
                                                                                                                   )

Net unrealized appreciation (depreciation) on investments                                                           931,226

NET ASSETS, for 1,195,257                                                                                          $ 21,612,238
shares outstanding

NET ASSET VALUE and redemption price per share ($21,612,238 (divided by) 1,195,257 shares)                          $18.08

Maximum offering price per share (100/97.00 of $18.08)                                                              $18.64


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                           $ 147,276
Dividends

Interest                                                                                     75,715

 TOTAL INCOME                                                                                222,991

EXPENSES

Management fee                                                                   $ 94,652

Transfer agent fees                                                               185,735

Accounting fees and expenses                                                      30,139

Non-interested trustees' compensation                                             86

Custodian fees and expenses                                                       10,377

Registration fees                                                                 9,817

Audit                                                                             23,155

Legal                                                                             332

Miscellaneous                                                                     178

 Total expenses before reductions                                                 354,471

 Expense reductions                                                               (8,543     345,928
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                 (122,937
                                                                                            )

REALIZED AND UNREALIZED GAIN (LOSS)                                                          (309,563
Net realized gain (loss) on                                                                 )
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                (1,651,201
                                                                                            )

NET GAIN (LOSS)                                                                              (1,960,764
                                                                                            )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (2,083,701
                                                                                            )

OTHER INFORMATION                                                                           $ 125,166
Sales charges paid to FDC

 Deferred sales charges withheld                                                            $ 474
 by FDC

 Exchange fees withheld by FSC                                                              $ 19,928

 Expense reductions                                                                         $ 8,543
 Directed brokerage arrangements


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)


 Net investment income (loss)                                                                  $ (122,937     $ 160,644
                                                                                               )

 Net realized gain (loss)                                                                       (309,563       (15,575
                                                                                               )              )

 Change in net unrealized appreciation (depreciation)                                           (1,651,201     2,287,139
                                                                                               )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (2,083,701     2,432,208
                                                                                               )

Distributions to shareholders                                                                   -              (179,260
From net investment income                                                                                    )

 From net realized gain                                                                         -              (51,276
                                                                                                              )

 In excess of net realized gain                                                                 -              (1,382,081
                                                                                                              )

 TOTAL DISTRIBUTIONS                                                                            -              (1,612,617
                                                                                                              )

Share transactions                                                                              51,017,963     203,425,708
Net proceeds from sales of shares

 Reinvestment of distributions                                                                  -              1,603,782

 Cost of shares redeemed                                                                        (49,815,171    (204,220,866
                                                                                               )              )

 Paid in capital portion of redemption fees                                                     130,856        232,770

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                        1,333,648      1,041,394

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       (750,053       1,860,985
                                                                                               )

NET ASSETS                                                                                      22,362,291     20,501,306
 Beginning of period

 End of period (including accumulated net investment loss of $122,937 and $0, respectively)    $ 21,612,238   $ 22,362,291

OTHER INFORMATION
Shares

 Sold                                                                                           2,614,718      11,665,407

 Issued in reinvestment of distributions                                                        -              90,434

 Redeemed                                                                                       (2,672,801     (11,976,587
                                                                                               )              )

 Net increase (decrease)                                                                        (58,083)       (220,746)



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 17.84      $ 13.91    $ 15.24    $ 12.97    $ 13.81      $ 11.22

Income from Investment Operations

 Net investment income (loss)                            (.07)        .08        (.15)      (.20)      (.09)        (.07)

 Net realized and unrealized gain (loss)                 .23 H        3.97       (.60)      3.84       .20          2.86

 Total from investment operations                        .16          4.05       (.75)      3.64       .11          2.79



Less Distributions

 From net investment income                              -            (.02)      -          -          -            -

 From net realized gain                                  -            (.01)      (.60)      (1.40)     (.97)        (.22)

 In excess of net realized gain                          -            (.20)      -          -          -            -

 Total distributions                                     -            (.23)      (.60)      (1.40)     (.97)        (.22)

Redemption fees added to paid in capital                 .08          .11        .02        .03        .02          .02

Net asset value, end of period                          $ 18.08      $ 17.84    $ 13.91    $ 15.24    $ 12.97      $ 13.81

TOTAL RETURN B, C                                        1.35%        30.01%     (4.59)%    28.43%     .98%         25.27%

RATIOS AND SUPPLEMENTAL DATA                            $ 21,612     $ 22,362   $ 20,501   $ 8,374    $ 7,005      $ 7,553
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets                  2.25% A      1.53%      2.49%      2.48%      2.47% A,     2.48%
                                                                     E          E          E          E            E

Ratio of expenses to average net assets after            2.20% A,     1.48%      2.49%      2.48%      2.47% A      2.48%
expense reductions                                      F            F

Ratio of net investment income (loss) to average net     (.78)% A     .46%       (1.08)%    (1.34)%    (.80)% A     (.56)%
assets

Portfolio turnover rate                                  412% A       601%       190%       169%       215% A       140%

Average commission rate G                               $ .0381





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION
OF THE FUND'S EXPENSES,
OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR THE
FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL
STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH
THE AGGREGATE NET LOSS ON
INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND
REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES
OF THE INVESTMENTS OF THE FUND.


FOOD AND AGRICULTURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         MONTH    YEAR     YEARS    YEARS
                          S

FOOD AND AGRICULTURE      -4.33%   17.97%   87.13%   340.78%

FOOD AND AGRICULTURE      -7.20%   14.43%   81.52%   327.56%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         YEAR     YEARS    YEARS

FOOD AND AGRICULTURE      17.97%   13.35%   15.99%

FOOD AND AGRICULTURE      14.43%   12.66%   15.64%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 164556 S00000000000001
             Food & Agriculture          SP Standard & Poor 500
             00009                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8917.13                     9173.00
  1986/10/31       9114.44                     9702.28
  1986/11/30       9222.64                     9938.05
  1986/12/31       8974.41                     9684.63
  1987/01/31      10069.16                    10989.15
  1987/02/28      10852.03                    11423.22
  1987/03/31      11183.01                    11753.35
  1987/04/30      11144.82                    11648.74
  1987/05/31      11074.80                    11750.09
  1987/06/30      11717.65                    12343.47
  1987/07/31      12144.09                    12969.28
  1987/08/31      12570.54                    13453.04
  1987/09/30      12443.24                    13158.41
  1987/10/31       9636.35                    10324.09
  1987/11/30       9209.91                     9473.39
  1987/12/31       9648.64                    10194.31
  1988/01/31      10026.11                    10623.49
  1988/02/29      10522.78                    11118.55
  1988/03/31      10595.62                    10774.98
  1988/04/30      10628.73                    10894.59
  1988/05/31      10708.20                    10989.37
  1988/06/30      11145.27                    11493.78
  1988/07/31      11224.74                    11450.10
  1988/08/31      11218.11                    11060.80
  1988/09/30      11668.43                    11531.99
  1988/10/31      12211.45                    11852.58
  1988/11/30      11926.70                    11683.09
  1988/12/31      12232.00                    11887.54
  1989/01/31      12862.86                    12757.71
  1989/02/28      12630.44                    12440.04
  1989/03/31      13108.56                    12729.90
  1989/04/30      13785.90                    13390.58
  1989/05/31      14635.90                    13932.90
  1989/06/30      14923.48                    13853.48
  1989/07/31      16347.03                    15104.45
  1989/08/31      16095.02                    15400.50
  1989/09/30      16163.13                    15337.35
  1989/10/31      15999.66                    14981.53
  1989/11/30      16605.86                    15287.15
  1989/12/31      16986.26                    15654.04
  1990/01/31      15804.74                    14603.66
  1990/02/28      16030.83                    14792.04
  1990/03/31      16723.70                    15184.03
  1990/04/30      16658.06                    14804.43
  1990/05/31      18109.44                    16247.86
  1990/06/30      18696.88                    16137.38
  1990/07/31      18689.51                    16085.74
  1990/08/31      17326.12                    14631.59
  1990/09/30      16773.40                    13919.03
  1990/10/31      17171.36                    13859.18
  1990/11/30      17878.85                    14754.48
  1990/12/31      18570.58                    15166.13
  1991/01/31      19103.56                    15827.37
  1991/02/28      20542.61                    16959.03
  1991/03/31      21547.66                    17369.44
  1991/04/30      21220.26                    17411.13
  1991/05/31      21996.89                    18163.29
  1991/06/30      21090.59                    17331.41
  1991/07/31      21973.24                    18139.05
  1991/08/31      22848.14                    18568.95
  1991/09/30      22445.53                    18258.85
  1991/10/31      22453.28                    18503.51
  1991/11/30      22298.43                    17757.82
  1991/12/31      24901.23                    19789.32
  1992/01/31      24530.05                    19421.24
  1992/02/29      24392.88                    19673.71
  1992/03/31      23852.25                    19290.07
  1992/04/30      23577.90                    19857.20
  1992/05/31      23787.70                    19954.50
  1992/06/30      23527.61                    19657.18
  1992/07/31      24436.36                    20461.16
  1992/08/31      24327.98                    20041.71
  1992/09/30      24736.50                    20278.20
  1992/10/31      25003.29                    20349.17
  1992/11/30      25962.07                    21043.08
  1992/12/31      26401.77                    21301.91
  1993/01/31      26410.31                    21480.84
  1993/02/28      26342.02                    21772.98
  1993/03/31      27059.04                    22232.39
  1993/04/30      26008.39                    21694.37
  1993/05/31      26827.27                    22275.78
  1993/06/30      26560.24                    22340.38
  1993/07/31      26230.91                    22251.02
  1993/08/31      27485.93                    23094.33
  1993/09/30      27396.92                    22916.50
  1993/10/31      28429.43                    23390.88
  1993/11/30      28100.09                    23168.66
  1993/12/31      28729.73                    23449.00
  1994/01/31      29598.63                    24246.27
  1994/02/28      29421.11                    23589.20
  1994/03/31      28047.69                    22560.71
  1994/04/30      27734.30                    22849.48
  1994/05/31      27532.77                    23224.22
  1994/06/30      27743.89                    22655.22
  1994/07/31      28674.77                    23398.31
  1994/08/31      30498.13                    24357.64
  1994/09/30      30555.71                    23760.88
  1994/10/31      31131.51                    24295.50
  1994/11/30      30373.37                    23410.66
  1994/12/31      30480.51                    23757.84
  1995/01/31      31765.47                    24373.88
  1995/02/28      32402.97                    25323.73
  1995/03/31      33140.08                    26071.03
  1995/04/30      33864.41                    26838.83
  1995/05/31      35079.64                    27911.57
  1995/06/30      35910.05                    28559.96
  1995/07/31      36305.00                    29507.01
  1995/08/31      36244.23                    29581.07
  1995/09/30      39089.90                    30829.39
  1995/10/31      39150.66                    30719.33
  1995/11/30      40689.95                    32067.91
  1995/12/31      41648.20                    32685.54
  1996/01/31      43365.87                    33798.15
  1996/02/29      44691.23                    34111.46
  1996/03/31      43938.43                    34439.95
  1996/04/30      43137.49                    34947.60
  1996/05/31      44728.71                    35848.90
  1996/06/30      44772.31                    35985.48
  1996/07/31      44161.98                    34395.64
  1996/08/30      42756.03                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 164600 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Food and Agriculture Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $42,756 - a 327.56% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                      % OF FUND'S
                                      INVESTMENTS

General Mills, Inc.                   8.5

Kellogg Co.                           8.5

Philip Morris Companies, Inc.         8.2

Ralston Purina Group                  7.2

PepsiCo, Inc.                         6.3

RalCorp Holdings, Inc.                5.3

Whitman Corp.                         4.3

RJR Nabisco Holdings Corp.            4.2

Nabisco Holdings Corp. Class A        4.1

Pioneer Hi-Bred International, Inc.   4.0

TOP INDUSTRIES AS OF AUGUST 31, 1996
Food 21.0%
Soft Drinks 10.0%
Tobacco Manufacturers 8.7%
Grain Mill Products 7.2%
Cereal Breakfast Foods 5.3%
All Others 47.8% *
Row: 1, Col: 1, Value: 47.8
Row: 1, Col: 2, Value: 5.3
Row: 1, Col: 3, Value: 7.2
Row: 1, Col: 4, Value: 8.699999999999999
Row: 1, Col: 5, Value: 10.0
Row: 1, Col: 6, Value: 21.0
* INCLUDES SHORT-TERM INVESTMENTS
FOOD AND AGRICULTURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



William Mankivsky,
Portfolio Manager of Fidelity Select Food and Agriculture Portfolio
Q. HOW HAS THE FUND PERFORMED, BILL?
A. For the six months ended August 31, 1996, the fund had a total return of -4.33%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 17.97% and the S&P 500 had a total return of 18.73%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. The fund's performance was dragged down by its tobacco and food investments. Both categories underperformed the broad market during the past six months.
Q. LET'S TAKE A LOOK AT THE FUND'S TOBACCO INVESTMENTS. WHY HAVE THOSE STOCKS STRUGGLED RECENTLY?
A. Even though the tobacco companies in the fund had good fundamentals - or business prospects - stocks in this sector suffered from a jury trial decision in Florida in August that went against a tobacco company. Investors became concerned the outcome of the trial was a signal that tobacco companies might face increasing problems due to litigation. In addition, the Clinton administration took strong regulatory steps that might affect tobacco company business prospects in the future. With this backdrop, stocks such as Philip Morris and RJR Nabisco saw periodic share price declines.
Q. HAVE THESE EVENTS CHANGED YOUR OUTLOOK TOWARD THESE STOCKS?
A. There's no question that I've kept an eye on the risk presented by litigation and regulation in this sector, and have reduced the tobacco stake somewhat. At the same time, tobacco stocks remain a significant part of the fund, and I remain guardedly optimistic about the sector. The industry has withstood nearly all legal challenges in the past, including a case in Indiana that took place at roughly the same time as the one in Florida. Even though I believe there will always be some sort of discount placed on the value of tobacco company shares because of litigation risk, I find tobacco companies to be strong cash flow generators and very shareholder friendly. Philip Morris, for example, continued to post very strong earnings growth compared to other consumer nondurable stocks - largely on the basis of strong international sales - and offered very attractive dividends. To me, that represents an outstanding investment opportunity.
Q. YOU MENTIONED THAT FOOD STOCKS STRUGGLED AS WELL. WHAT WAS THE STORY
THERE?
A. While the business and earnings growth rates posted by most of the stocks in this group have been good, the rates haven't been as attractive as those posted in other parts of the market. In addition, valuations - stock prices compared to other measures such as earnings - for stocks in the group were fairly high in both absolute and relative terms. Companies in the group will have to show investors that they're on top of their game
- posting earnings growth at or near peak levels - in order for investors to be willing to pay higher valuations for the stocks from here. Further, three of the companies in the sector that have a stake in the cereal business were involved in a price war that ate into their earnings.
Q. WHAT STOCKS WERE POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE OVER THE PAST YEAR?
A. Pioneer Hi-Bred and DEKALB Genetics, two seed companies, were positive performers. DEKALB performed particularly well because of some groundbreaking patents on new strains of corn it developed. Campbell Soup also was strong because of its restructuring efforts.
Q. AT THE END OF THE PERIOD, THE FUND HAD ABOUT 14% IN CASH AND SHORT-TERM INVESTMENTS. WHY?
A. It was a momentary anomaly, a function of flows into and out of the fund. The fund has seen strong fluctuations in its assets from time to time, and it just so happened that on the day the period closed, the fund held more than its 5% to 10% target amount in cash and short-term investments. It was not an indication of any kind of defensive positioning.
Q. WHAT'S YOUR OUTLOOK?
A. Over the next six to 12 months, I believe there will be greater differentiation between the winners and the losers, especially in the food sector. I'll look to invest in single-product companies because a company trying to do one thing well usually can do better than another that is trying to compete in that and other areas at the same time.
NOTE TO SHAREHOLDERS: Daniel Pickering became manager of Fidelity Select Food and Agriculture Portfolio on October 14, 1996.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 009
TRADING SYMBOL: FDFAX
SIZE: as of August 31, 1996, more than
$312 million
MANAGER: William Mankivsky, since 1993;
manager, Fidelity Select Energy Service
Portfolio, 1991-1994; joined Fidelity in 1991
(checkmark)
FOOD AND AGRICULTURE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.9%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 5.2%
CROPS - 5.2%
DEKALB Genetics Corp. Class B  119,200 $ 3,874,000  24487820
Pioneer Hi-Bred International, Inc.   223,400  12,314,171  72368610
Sylvan Foods Holdings, Inc. (a)   6,000  65,250  87137110
  16,253,421
BEVERAGES - 10.8%
MALT BEVERAGE - 0.8%
Anheuser-Busch Companies, Inc.   28,000  2,121,000  03522910
Fomento Economico Mexicano SA
 de CV Class B  36,000  108,796  34441892
Quilmes Industrial SA  28,000  266,000  74899692
Quilmes Industrial SA sponsored ADR  14,000  140,000  74838Y10
  2,635,796
SOFT DRINKS - 10.0%
Celestial Seasonings, Inc. (a)   178,400  3,612,600  15101610
Coca-Cola Co. (The)  88,000  4,400,000  19121610
Coca-Cola Enterprises, Inc.   2,000  81,500  19121910
Panamerican Beverages, Inc. Class A  54,700  2,311,075  69829W10
PepsiCo, Inc.   677,800  19,486,750  71344810
Serm Suk Co. Ltd.   38,800  1,208,427  81799999
  31,100,352
TOTAL BEVERAGES   33,736,148
CONGLOMERATES - 4.3%
Whitman Corp.   593,600  13,281,801  96647K10
FOODS - 48.3%
BAKERY PRODUCTS - 0.3%
Flowers Industries, Inc.   18,000  324,000  34349610
Interstate Bakeries Corp.   22,000  665,500  46072H10
  989,500
CANNED SPECIALTIES - 3.0%
Campbell Soup Co.   143,000  9,312,875  13442910
CEREAL BREAKFAST FOODS - 5.3%
RalCorp Holdings, Inc. (a)   802,066  16,642,870  75102510
COOKIES & CRACKERS - 4.1%
Nabisco Holdings Corp. Class A  383,400  12,891,825  62952610
DAIRY - 0.5%
Dean Foods Co.   60,600  1,568,025  24236110
FOOD - 21.0%
Chiquita Brands International, Inc.   574,700  7,255,588  17003210
Dole Food, Inc.   57,100  2,362,513  25660510
General Mills, Inc.   482,500  26,537,500  37033410
Kellogg Co.   390,600  26,365,500  48783610
Nestle SA (Reg.)  1,280  1,496,173  64106992
Sara Lee Corp.   11,000  346,500  80311110
Universal Foods Corp.   41,100  1,176,488  91353810
  65,540,262
GENERAL FOOD PREPARATIONS - 0.2%
Herdez SA de CV Class B  438,846  150,577  42799F23
McCormick & Co., Inc. (non-vtg.)  22,000  451,000  57978020
  601,577
GRAIN MILL PRODUCTS - 7.2%
Ralston Purina Group  357,900  22,368,750  75127730
MEAT & FISH - 5.1%
Golden Poultry Co., Inc.   2,000  21,000  38115110
GoodMark Foods, Inc. (b)   385,200  6,259,500  38238710

 SHARES VALUE (NOTE 1)
Hormel (George A.) & Co.   5,000 $ 106,250  44045210
Hudson Foods, Inc. Class A  60,000  817,500  44378210
Sanderson Farms, Inc.   28,000  304,500  80001310
Tyson Foods, Inc.   338,950  8,219,538  90249410
WLR Foods, Inc.   6,000  70,125  92928610
  15,798,413
POULTRY SLAUGHTER & PROCESSING - 0.1%
Pilgrims Pride Corp.   33,000  276,375  72146710
RICE MILLING - 0.1%
Riviana Foods, Inc.   12,000  190,500  76953610
SUGAR & CANDIES - 1.4%
Grist Mill Co. (a)   240,400  1,427,375  39862920
Wrigley (Wm.) Jr. Co.  52,000  2,814,500  98252610
  4,241,875
TOTAL FOODS   150,422,847
GROCERY STORES - 0.1%
GROCERY - RETAIL - 0.1%
Giant Food, Inc. Class A  12,000  403,500  37447810
HOLDING COMPANIES - 0.3%
Triarc Companies, Inc. Class A (a)  67,000  728,625  89592710
RESTAURANTS - 3.9%
Brinker International, Inc. (a)   10,000  150,000  10964110
Darden Restaurants, Inc.   111,400  891,200  23719410
McDonald's Corp.   241,000  11,176,375  58013510
  12,217,575
TOBACCO - 13.0%
CIGARETTES - 4.3%
RJR Nabisco Holdings Corp.   501,220  13,219,678  74960K87
TOBACCO MANUFACTURERS - 8.7%
Philip Morris Companies, Inc.   285,400  25,614,650  71815410
UST, Inc.   51,000  1,530,000  90291110
  27,144,650
TOTAL TOBACCO   40,364,328
TOTAL COMMON STOCKS
 (Cost $271,059,102)   267,408,245
REPURCHASE AGREEMENTS - 14.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 44,039,675  44,014,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $315,073,102)  $ 311,422,245
LEGEND
1. Non-income producing
2. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
GoodMark Foods, Inc.  $ - $ 445,888 $ 37,072 $ 6,259,500
Grist Mill Co.   53,000  516,638  -  -
Totals  $ 53,000 $ 962,526 $ 37,072 $ 6,259,500
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $143,794,800 and $123,996,148, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $73,109 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $315,119,837. Net unrealized depreciation aggregated $3,697,592, of which $12,813,198 related to appreciated investment securities and $16,510,790 related to depreciated investment securities. FOOD AND AGRICULTURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)



ASSETS


Investment in securities, at                                                                                         $ 311,422,245

value (including repurchase agreements of $44,014,000)

(cost $315,073,102) - See accompanying schedule


Cash                                                                                                                  999


Receivable for investments sold                                                                                       3,936,148


Receivable for fund shares sold                                                                                       707,264


Dividends receivable                                                                                                  413,695


Redemption fees receivable                                                                                            527


Other receivables                                                                                                     10,900


Prepaid expenses                                                                                                      25,720


 TOTAL ASSETS                                                                                                         316,517,498


LIABILITIES


Payable for investments purchased                                                                      $ 2,174,444


Payable for fund shares redeemed                                                                        1,886,574


Accrued management fee                                                                                  164,830


Other payables and accrued expenses                                                                     284,072


 TOTAL LIABILITIES                                                                                                    4,509,920


NET ASSETS                                                                                                           $ 312,007,578


Net Assets consist of:


Paid in capital                                                                                                      $ 289,761,306


Undistributed net investment income                                                                                   1,373,138


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   24,523,746


Net unrealized appreciation (depreciation) on investments                                                             (3,650,612

and assets and liabilities in                                                                                        )

foreign currencies


NET ASSETS, for 7,953,862                                                                                            $ 312,007,578

shares outstanding


NET ASSET VALUE and redemption price per share ($312,007,578 (divided by) 7,953,862 shares)                           $39.23


Maximum offering price per share (100/97.00 of $39.23)                                                                $40.44



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)




INVESTMENT INCOME                                                                                                  $ 2,515,900
Dividends (including $37,072 received from affiliated issuers)

Interest                                                                                                             985,714

 TOTAL INCOME                                                                                                        3,501,614

EXPENSES

Management fee                                                                                      $ 853,089

Transfer agent fees                                                                                  1,073,702

Accounting fees and expenses                                                                          141,190

Non-interested trustees' compensation                                                                507

Custodian fees and expenses                                                                          13,917

Registration fees                                                                                    32,682

Audit                                                                                                19,271

Legal                                                                                                1,112

Miscellaneous                                                                                         1,892

 Total expenses before reductions                                                                    2,137,362

 Expense reductions                                                                                  (13,725        2,123,637
                                                                                                    )

NET INVESTMENT INCOME                                                                                                1,377,977

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $459,500 on sales of investment in affiliated
issuers)                                                                                              24,776,331

 Foreign currency transactions                                                                        985            24,777,316

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                                                (44,536,720
                                                                                                     )

 Assets and liabilities in                                                                            (813           (44,537,533
 foreign currencies                                                                                  )              )

NET GAIN (LOSS)                                                                                                     (19,760,217
                                                                                                                    )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ (18,382,240
                                                                                                                    )

OTHER INFORMATION                                                                                                   $ 757,383
Sales charges paid to FDC

 Deferred sales charges withheld                                                                                   $ 3,016
 by FDC

 Exchange fees withheld by FSC                                                                                     $ 74,333

 Expense reductions                                                                                                 $ 10,509
 Directed brokerage arrangements

  Custodian interest credits                                                                                        153

  Transfer agent interest credits                                                                                   3,063

                                                                                                                   $ 13,725


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)




Operations                                                                                         $ 1,377,977     $ 2,077,785
Net investment income

 Net realized gain (loss)                                                                           24,777,316      29,464,842

 Change in net unrealized appreciation (depreciation)                                               (44,537,533     31,022,063
                                                                                                    )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (18,382,240     62,564,690
                                                                                                    )

Distributions to shareholders                                                                       (360,792        (1,144,034
From net investment income                                                                          )               )

 From net realized gain                                                                             (6,434,160      (12,658,077
                                                                                                   )               )

 TOTAL DISTRIBUTIONS                                                                                 (6,794,952      (13,802,111
                                                                                                    )               )

Share transactions                                                                                   255,626,036     355,816,771
Net proceeds from sales of shares

 Reinvestment of distributions                                                                       6,704,973       13,613,779

 Cost of shares redeemed                                                                            (226,485,997    (314,447,812
                                                                                                    )               )

 Paid in capital portion of redemption fees                                                         237,425         227,026

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                            36,082,437      55,209,764

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           10,905,245      103,972,343

NET ASSETS

 Beginning of period                                                                                 301,102,333     197,129,990

 End of period (including undistributed net investment income of $1,373,138 and $1,092,171,
respectively)                                                                                       $ 312,007,578   $ 301,102,333

OTHER INFORMATION
Shares

 Sold                                                                                               6,236,634       9,278,227

 Issued in reinvestment of distributions                                                            165,595         361,809

 Redeemed                                                                                           (5,592,642      (8,554,944
                                                                                                    )               )

 Net increase (decrease)                                                                            809,587         1,085,092



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 42.15      $ 32.53     $ 31.49     $ 30.86    $ 29.22     $ 27.87

Income from Investment Operations

 Net investment income                                   .20          .37         .15         .09        .05         .13

 Net realized and unrealized gain (loss)                 (2.02)       11.61       2.80        3.29       3.26        2.89

 Total from investment operations                        (1.82)       11.98       2.95        3.38       3.31        3.02



Less Distributions

 From net investment income                              (.06)        (.20)       (.08)       (.06)      (.10)       (.11)

 From net realized gain                                  (1.07)       (2.20)      (1.85)      (2.70)     (1.57)      (1.59)

 Total distributions                                     (1.13)       (2.40)      (1.93)      (2.76)     (1.67)      (1.70)

Redemption fees added to paid in capital                 .03          .04         .02         .01        -           .03

Net asset value, end of period                          $ 39.23      $ 42.15     $ 32.53     $ 31.49    $ 30.86     $ 29.22

TOTAL RETURN B, C                                        (4.33)%      37.92%      10.14%      11.69%     11.72%      11.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 312,008    $ 301,102   $ 197,130   $ 95,010   $ 108,377   $ 108,922

Ratio of expenses to average net assets                  1.50% A      1.43%       1.70%       1.65%      1.67% A     1.83%

Ratio of expenses to average net assets after            1.49% A,     1.42%       1.68%       1.64%      1.67% A     1.83%
expense reductions                                      E            E           E           E

Ratio of net investment income to average net assets     .97% A       .99%        .49%        .29%       .21% A      .46%

Portfolio turnover rate                                  99% A        124%        126%        96%        515% A      63%

Average commission rate F                               $ .0311





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
 SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
 STRUCTURES MAY DIFFER.


LEISURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
FEBRUARY 29, 1996         MONTHS   YEAR     YEARS     YEARS

LEISURE                   3.21%    8.85%    134.90%   242.33%

LEISURE                   0.11%    5.58%    127.86%   232.06%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         YEAR     YEARS    YEARS

LEISURE                   8.85%    18.63%   13.10%

LEISURE                   5.58%    17.91%   12.75%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 135306 S00000000000001
             Leisure                     SP Standard & Poor 500
             00062                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8755.41                     9173.00
  1986/10/31       9204.41                     9702.28
  1986/11/30       9090.04                     9938.05
  1986/12/31       8687.64                     9684.63
  1987/01/31       9602.58                    10989.15
  1987/02/28      10636.11                    11423.22
  1987/03/31      10763.19                    11753.35
  1987/04/30      10517.51                    11648.74
  1987/05/31      10949.56                    11750.09
  1987/06/30      11419.74                    12343.47
  1987/07/31      12262.66                    12969.28
  1987/08/31      12516.81                    13453.04
  1987/09/30      12245.72                    13158.41
  1987/10/31       8751.18                    10324.09
  1987/11/30       8141.22                     9473.39
  1987/12/31       9182.52                    10194.31
  1988/01/31       9323.86                    10623.49
  1988/02/29      10138.93                    11118.55
  1988/03/31      10478.15                    10774.98
  1988/04/30      10544.11                    10894.59
  1988/05/31      10270.85                    10989.37
  1988/06/30      10956.85                    11493.78
  1988/07/31      11047.96                    11450.10
  1988/08/31      10616.40                    11060.80
  1988/09/30      11354.84                    11531.99
  1988/10/31      11354.84                    11852.58
  1988/11/30      10918.49                    11683.09
  1988/12/31      11570.62                    11887.54
  1989/01/31      12558.42                    12757.71
  1989/02/28      12357.02                    12440.04
  1989/03/31      12937.23                    12729.90
  1989/04/30      13670.89                    13390.58
  1989/05/31      14351.79                    13932.90
  1989/06/30      14487.88                    13853.48
  1989/07/31      15703.68                    15104.45
  1989/08/31      15829.62                    15400.50
  1989/09/30      15931.34                    15337.35
  1989/10/31      14783.36                    14981.53
  1989/11/30      14957.73                    15287.15
  1989/12/31      15181.56                    15654.04
  1990/01/31      13340.44                    14603.66
  1990/02/28      13222.16                    14792.04
  1990/03/31      13325.01                    15184.03
  1990/04/30      12805.59                    14804.43
  1990/05/31      13865.01                    16247.86
  1990/06/30      13705.58                    16137.38
  1990/07/31      13232.44                    16085.74
  1990/08/31      11705.03                    14631.59
  1990/09/30      10594.18                    13919.03
  1990/10/31      10470.75                    13859.18
  1990/11/30      11303.89                    14754.48
  1990/12/31      11798.28                    15166.13
  1991/01/31      12458.07                    15827.37
  1991/02/28      13413.98                    16959.03
  1991/03/31      13637.38                    17369.44
  1991/04/30      13673.74                    17411.13
  1991/05/31      14146.51                    18163.29
  1991/06/30      13351.64                    17331.41
  1991/07/31      13990.65                    18139.05
  1991/08/31      14136.11                    18568.95
  1991/09/30      14499.78                    18258.85
  1991/10/31      14936.17                    18503.51
  1991/11/30      14219.24                    17757.82
  1991/12/31      15684.28                    19789.32
  1992/01/31      16037.55                    19421.24
  1992/02/29      16598.64                    19673.71
  1992/03/31      16260.95                    19290.07
  1992/04/30      16442.78                    19857.20
  1992/05/31      16541.49                    19954.50
  1992/06/30      16286.92                    19657.18
  1992/07/31      16364.85                    20461.16
  1992/08/31      16131.07                    20041.71
  1992/09/30      16447.97                    20278.20
  1992/10/31      16572.66                    20349.17
  1992/11/30      17700.02                    21043.08
  1992/12/31      18229.93                    21301.91
  1993/01/31      18681.91                    21480.84
  1993/02/28      18583.20                    21772.98
  1993/03/31      19549.50                    22232.39
  1993/04/30      19108.93                    21694.37
  1993/05/31      20481.57                    22275.78
  1993/06/30      21032.79                    22340.38
  1993/07/31      21594.82                    22251.02
  1993/08/31      23080.95                    23094.33
  1993/09/30      24232.02                    22916.50
  1993/10/31      25572.24                    23390.88
  1993/11/30      24621.12                    23168.66
  1993/12/31      25440.53                    23449.00
  1994/01/31      25704.95                    24246.27
  1994/02/28      25485.54                    23589.20
  1994/03/31      23944.03                    22560.71
  1994/04/30      23992.30                    22849.48
  1994/05/31      23738.38                    23224.22
  1994/06/30      22735.09                    22655.22
  1994/07/31      23614.52                    23398.31
  1994/08/31      24555.88                    24357.64
  1994/09/30      24549.69                    23760.88
  1994/10/31      24462.98                    24295.50
  1994/11/30      23416.34                    23410.66
  1994/12/31      23701.22                    23757.84
  1995/01/31      24134.74                    24373.88
  1995/02/28      25212.35                    25323.73
  1995/03/31      25875.02                    26071.03
  1995/04/30      26104.25                    26838.83
  1995/05/31      26609.38                    27911.57
  1995/06/30      27638.33                    28559.96
  1995/07/31      29559.05                    29507.01
  1995/08/31      30506.93                    29581.07
  1995/09/30      30556.82                    30829.39
  1995/10/31      29085.10                    30719.33
  1995/11/30      30032.99                    32067.91
  1995/12/31      30090.54                    32685.54
  1996/01/31      30536.53                    33798.15
  1996/02/29      32174.16                    34111.46
  1996/03/31      32334.44                    34439.95
  1996/04/30      33662.05                    34947.60
  1996/05/31      35043.28                    35848.90
  1996/06/30      34908.00                    35985.48
  1996/07/31      32401.86                    34395.64
  1996/08/30      33206.39                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 135311 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Leisure Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $33,206 - a 232.06% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                         % OF FUND'S
                                         INVESTMENTS

Disney (Walt) Co.                        4.5

Infinity Broadcasting Corp. Class A      3.2

General Electric Co.                     3.1

Hilton Hotels Corp.                      2.9

Renaissance Communications Corp.         2.7

Omnicom Group, Inc.                      2.5

Sodak Gaming, Inc.                       2.3

Westinghouse Electric Corp.              2.2

Sinclair Broadcast Group, Inc. Class A   2.0

Mirage Resorts, Inc.                     2.0

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 57.1
Row: 1, Col: 2, Value: 5.3
Row: 1, Col: 3, Value: 6.2
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 10.5
Row: 1, Col: 6, Value: 10.9
Hotels, Motels, & Tourist
Courts 10.9%
Television Broadcasting 10.5%
Radio Broadcasting 10.0%
Advertising Agencies 6.2%
Electrical Machinery 5.3%
All Others 57.1% *
* INCLUDES SHORT-TERM INVESTMENTS
LEISURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Katherine Collins,
Portfolio Manager of
Fidelity Select Leisure
Portfolio
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. For the six months ended August 31, 1996, the fund had a total return of 3.21%. For the past year, it returned 8.85%. For the same periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. IN YOUR OPINION, WHAT WOULD ACCOUNT FOR THE FUND'S PERFORMANCE IN THE PAST SIX MONTHS?
A. I think the solid performance of radio stocks and, to a lesser extent, TV stocks had a big role in the fund's return. Broadcast companies are now enjoying the benefits of the new telecommunications law, which eased ownership restrictions. During the period, we saw heightened merger and acquisition activity in the broadcast area with a prime example being Westinghouse's agreement to acquire Infinity Broadcasting, one of the largest radio companies in America.
Q. WHAT WERE SOME KEY DECISIONS YOU MADE DURING THE PERIOD?
A. I raised the fund's position in gaming and hotels. The gaming companies are adding attractive new capacity and the supply/demand balance for upscale hotels remained favorable. These factors may lead to positive earnings comparisons in the future. I maintained small positions in large entertainment companies and cut back on cable companies. In the entertainment area, competition was fierce, late summer box office revenues fell below expectations and many of the stocks became expensive relative to historical valuation measures. As for cable companies, I was lucky to reduce the fund's holdings quickly and avoid many of the losses these stocks endured due to investors' concerns about competition and capital expenditures in the industry.
Q. DID THE FUND'S HOLDINGS IN ADVERTISING FIRMS HAVE A POSITIVE IMPACT?
A. Yes. The advertising industry continued to do well because of a good advertising environment, consolidation in the industry and globalization over the past several years. Although there were some fears in the market that the Olympics would only be a one-time "pop" to these companies, business since then appears strong.
Q. WAS NBC'S ROLE AS BROADCASTER OF THE OLYMPICS A BIG PLUS FOR GENERAL
ELECTRIC?
A. Absolutely. With viewers glued to their TV sets during the Olympics, any TV station that wasn't an NBC affiliate suffered lousy Nielsen ratings. Meanwhile, on a more long-term basis, NBC's partnership with Microsoft to create the news service MSNBC is a solid development for GE. Certainly, given that Microsoft could have chosen just about any broadcaster, the fact that it chose NBC speaks well about the level of innovation within the network.
Q. WAS THERE A PARTICULAR COMPANY THAT DID NOT MEET EXPECTATIONS?
A. Disney would be one. I think many investors expected too much, too soon from the company's merger with Capital Cities/ABC. During the period, the transaction hit some snags - as any of that size and magnitude could - and the stock suffered somewhat. Additionally, while Disney's summer animated movie release - "The Hunchback of Notre Dame" - did well at the box office by industry standards, it failed to reach the "blockbuster" standards attained by the "The Lion King." That said, I added to the fund's Disney position because I felt the market was ignoring Disney's long-term potential. In fact, Disney has outlined an exciting upcoming film lineup including "101 Dalmatians" and "Hercules."
Q. WHAT DO YOU SEE GOING FORWARD FOR THE FUND?
A. Near the end of the period, I began increasing some of the large entertainment companies as their valuations became more reasonable. I anticipate holding the fund's broadcast, hotel and gaming weightings steady for the reasons I outlined above. I don't anticipate any near-term move back into cable stocks, although valuations are becoming more compelling. I will continue to try to invest in companies that either have strong franchises or benefit from changes in consumer tastes and government regulations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: May 8, 1984
FUND NUMBER: 062
TRADING SYMBOL: FDLSX
SIZE: as of August 31, 1996, more than
$93 million
MANAGER: Katherine Collins, since February
1996; manager, Fidelity Select Consumer
Industries, since September 1996; Fidelity
Select Construction and Housing Portfolio,
1992-1994; joined Fidelity in 1990
(checkmark)
LEISURE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.3%
 SHARES VALUE (NOTE 1)
ADVERTISING - 6.2%
ADVERTISING AGENCIES - 6.2%
ADVO, Inc.   50,000 $ 493,750  00758510
Interpublic Group of Companies, Inc.   37,400  1,692,350  46069010
Omnicom Group, Inc.   51,700  2,345,888  68191910
WPP Group PLC ADR  35,000  1,273,125  92930930
  5,805,113
APPAREL STORES - 1.5%
WOMEN'S CLOTHING STORES - 1.5%
Melville Corp.   32,500  1,373,125  58574510
BEVERAGES - 2.6%
DISTILLED & BLENDED LIQUOR - 0.9%
Seagram Co. Ltd.   25,000  825,872  81185010
SOFT DRINKS - 1.7%
PepsiCo, Inc.   56,882  1,635,358  71344810
TOTAL BEVERAGES   2,461,230
BROADCASTING - 24.6%
CABLE TV OPERATORS - 3.4%
BET Holdings, Inc. Class A (a)  20,800  533,000  08658510
Gaylord Entertainment Co. Class A  23,625  578,813  36790110
Heartland Wireless
 Communications, Inc. (a)  16,540  349,408  42235W10
TCI Group Class A  46,400  690,200  87924V10
Time Warner, Inc.   13,837  461,810  88731510
Turner Broadcasting System, Inc. Class B  23,100  571,725
  3,184,956
COMMUNICATIONS SERVICES - 0.7%
PanAmSat Corp. (a)   23,800  660,450  69830X10
RADIO BROADCASTING - 10.0%
American Radio Systems Corp. Class A (a) 39,900 1,416,450 02916110 Chancellor Corp. Class A (a) 15,100 566,250 15891010
Clear Channel Communications, Inc. (a) 20,100 1,655,738 18450210 Emmis Broadcasting Corp. Class A (a) 9,900 517,275 29152510 Evergreen Media Corp. Class A (a) 28,287 891,041 30024810
EZ Communications, Inc. Class A (a)  25,100  1,047,925  26928810
Infinity Broadcasting Corp. Class A (a)  109,525  2,998,247  45662610
Paxson Communications Corp. (a)   30,000  315,000  70423110
  9,407,926
TELEVISION BROADCASTING - 10.5%
Canwest Global Communications Corp.
 (non-vtg.) (a)  29,200  266,758  13890630
Heritage Media Corp. Class A   25,100  502,000  42724120
Home Shopping Network, Inc. (a)  65,200  700,900  43735110
Jacor Communications, Inc. Class A (a)  33,200  1,112,200  46985840
Lin Television Corp (a)   25,000  893,750  53277610
Renaissance Communications Corp. (a)   71,450  2,518,613  75966110
Sinclair Broadcast Group, Inc. Class A (a) 50,300 1,886,250 82922610 Viacom, Inc. (a):
 Class A  50,000  1,562,500  92552410
 Class B:
  (non-vtg.)  8,555  269,483  92552430
  (warrants C)  122,000  30,500  92552412
  (warrants E)  50,000  56,250  92552413
  9,799,204
TOTAL BROADCASTING   23,052,536
CELLULAR - 2.8%
CELLULAR & COMMUNICATION SERVICES - 2.8%
AirTouch Communications, Inc. (a)   49,000  1,347,500  00949T10
International Cabletel, Inc. (a)  4,600  111,550  45921610

 SHARES VALUE (NOTE 1)
360 Degrees Communications Co. (a)   40,000 $ 955,000  88557110
United States Cellular Corp. (a)   6,300  190,575  91168410
  2,604,625
COMMUNICATIONS EQUIPMENT - 0.6%
DATACOMMUNICATIONS EQUIPMENT - 0.6%
Echostar Communications Corp.
 Class A (a)  22,600  573,122  27876210
COMPUTER SERVICES & SOFTWARE - 2.7%
ELECTRONIC INFORMATION RETRIEVAL - 0.7%
CUC International, Inc. (a)   19,200  660,000  12654510
PREPACKAGED COMPUTER SOFTWARE - 2.0%
Microsoft Corp (a)   15,000  1,837,500  59491810
TOTAL COMPUTER SERVICES & SOFTWARE   2,497,500
CONSUMER DURABLES - 0.6%
MANUFACTURING INDUSTRIES - 0.6%
Ballantyne of Omaha, Inc. (a)   44,000  550,000  05851610
CREDIT & OTHER FINANCE - 0.6%
FINANCIAL SERVICES - 0.6%
American Express Co.   12,200  533,750  02581610
ELECTRICAL EQUIPMENT - 7.0%
ELECTRICAL MACHINERY - 5.3%
General Electric Co.   35,000  2,909,375  36960410
Westinghouse Electric Corp.   125,000  2,046,875  96040210
  4,956,250
TV & RADIO COMMUNICATION EQUIPMENT - 1.2%
Avid Technology, Inc.   20,000  370,000  05367P10
Scientific-Atlanta, Inc.   57,200  772,200  80865510
  1,142,200
WIRING & LIGHTING - 0.5%
Oak Industries, Inc. (a)  15,200  456,000  67140050
TOTAL ELECTRICAL EQUIPMENT   6,554,450
ENTERTAINMENT - 10.0%
AMUSEMENT PARKS - 0.8%
Premier Parks, Inc. (a)  30,000  750,000  74054020
MOTION PICTURE DISTRIBUTION - 0.2%
All American Communications, Inc.
 Class B (non-vtg.) (a)  30,000  202,500  01648040
MOTION PICTURE PRODUCTION - 4.5%
Disney (Walt) Co.   73,452  4,186,764  25468710
MOVIE THEATERS - 2.5%
AMC Entertainment, Inc. (a)  16,900  310,538  00166910
Carmike Cinemas, Inc. Class A (a)  41,600  1,003,600  14343610
Regal Cinemas, Inc. (a)  27,000  1,005,750  75875410
  2,319,888
RECORDS & CDS - 0.1%
PolyGram NV ADR  1,700  100,725  73173310
RECREATIONAL SERVICES - 1.9%
Cedar Fair LP (depositary unit)  1,000  37,625  15018510
MGM Grand, Inc. (a)  46,400  1,751,600  55295310
  1,789,225
TOTAL ENTERTAINMENT   9,349,102
GENERAL MERCHANDISE STORES - 0.4%
DEPARTMENT STORES - 0.4%
Federated Department Stores, Inc. (a) 12,400 429,350 31410H10 HOME FURNISHINGS - 0.3%
FURNITURE STORES - 0.3%
Ethan Allen Interiors, Inc.   11,700  312,975  29760210
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HOUSEHOLD PRODUCTS - 1.3%
COSMETICS - 1.3%
Estee Lauder Companies, Inc.   12,000 $ 516,000  51843910
Revlon, Inc. Class A (a)  22,000  657,250  76152550
  1,173,250
MANUFACTURED PRODUCTS - 0.0%
Windmere-Durable Holdings, Inc.  845  12,041  97341110
TOTAL HOUSEHOLD PRODUCTS   1,185,291
LEISURE DURABLES & TOYS - 5.0%
MISCELLANEOUS TRANSPORTATION EQUIPMENT - 0.6%
Polaris Industries, Inc.   20,000  575,000  73106810
MOTORCYCLES - 0.9%
Harley Davidson, Inc.   20,700  848,700  41282210
SPORTING & ATHLETIC GOODS - 1.1%
Callaway Golf Co.   30,000  990,000  13119310
TOYS & GAMES - 2.4%
Galoob (Lewis) Toys, Inc. (a)   11,500  301,875  36409110
Hasbro, Inc.   30,000  1,102,500  41805610
Toy Biz, Inc. Class A (a)  51,200  870,400  89226110
  2,274,775
TOTAL LEISURE DURABLES & TOYS   4,688,475
LODGING & GAMING - 13.0%
HOTELS, MOTELS, & TOURIST COURTS - 10.9%
Circus Circus Enterprises, Inc. (a) 46,100 1,567,400 17290910 HFS, Inc. (a) 12,000 718,500 40418110
Hilton Hotels Corp.   25,100  2,682,563  43284810
Host Marriott Corp. (a)  120,000  1,650,000  44107810
ITT Corp. (a)  24,200  1,288,650  45091210
Mirage Resorts, Inc. (a)  81,000  1,883,250  60462E10
Sun International Hotels Ltd. Ord. (a)  8,600  407,425  86699N22
  10,197,788
LODGING PLACES, OTHER THAN HOTELS - 0.2%
Anchor Gaming (a)  3,300  180,263  03303710
RACING & GAMING - 1.9%
Aztar Corp. (a)  11,600  127,600  05480210
International Speedway Corp.   1,500  390,000  46033510
Speedway Motorsports (a)  11,200  315,000  84778810
WMS Industries, Inc. (a)  40,000  925,000  92929710
  1,757,600
TOTAL LODGING & GAMING   12,135,651
PRINTING - 0.4%
COMMERCIAL PRINTING - 0.4%
Valassis Communications, Inc. (a)   26,000  396,500  91886610
PUBLISHING - 3.3%
NEWSPAPERS - 2.7%
Knight-Ridder, Inc.   30,000  1,012,500  49904010
Times Mirror Co. Class A  35,500  1,539,813  88736410
  2,552,313
PERIODICALS - 0.6%
Meredith Corp.   12,200 $ 524,600  58943310
TOTAL PUBLISHING   3,076,913
RESTAURANTS - 0.1%
Host Marriott Services Corp. (a)   20,000  140,000  44091410
RETAIL & WHOLESALE, MISCELLANEOUS - 6.1%
DURABLE GOODS - WHOLESALE - 2.3%
Sodak Gaming, Inc. (a)   42,100  2,189,200  83377710

 SHARES VALUE (NOTE 1)
HOBBY, TOY, & GAME SHOPS - 1.4%
Toys "R" Us, Inc.   43,400 $ 1,280,300  89233510
LUMBER & BUILDING MATERIALS - RETAIL - 1.0%
Lowe's Companies, Inc.   25,000  903,125  54866110
MUSIC, TV, & ELECTRONIC STORES - 0.8%
Tandy Corp.   17,100  754,538  87538210
RETAIL, GENERAL - 0.1%
Pier 1 Imports, Inc.   3,900  65,325  72027910
SPORTING GOODS & BIKES STORES - 0.5%
Cannondale Corp. (a)   27,500  501,875  13779810
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   5,694,363
TELEPHONE SERVICES - 1.1%
US West, Inc. (Media Group) (a)  55,000  996,875  91288920
TEXTILES & APPAREL - 2.1%
APPAREL - 0.9%
Warnaco Group, Inc. Class A  35,000  866,250  93439010
FOOTWEAR - 1.2%
NIKE, Inc. Class B  10,000  1,080,000  65410610
TOTAL TEXTILES & APPAREL   1,946,250
TOTAL COMMON STOCKS
 (Cost $81,760,027)   86,357,196
CONVERTIBLE PREFERRED STOCKS - 0.2%
CELLULAR - 0.2%
CELLULAR & COMMUNICATION SERVICES - 0.2%
AirTouch Communications, Inc.
 Class B $1.74  3,167  91,051  00949T20
 Class C $2.125  2,034  96,869  00949T30
TOTAL PREFERRED STOCKS
 (Cost $191,059)   187,920
REPURCHASE AGREEMENTS - 7.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 7,050,110  7,046,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $88,997,086)  $ 93,591,116
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $62,752,777 and $52,758,212, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $30,948 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $89,060,604. Net unrealized appreciation aggregated $4,530,512, of which $10,327,065 related to appreciated investment securities and $5,796,553 related to depreciated investment securities. LEISURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)


ASSETS

Investment in securities, at                                                                                         $ 93,591,116
value (including repurchase agreements of $7,046,000)
(cost $88,997,086) - See accompanying schedule

Cash                                                                                                                  533

Receivable for investments sold                                                                                       1,810,494

Receivable for fund shares sold                                                                                       222,707

Dividends receivable                                                                                                  24,525

Redemption fees receivable                                                                                            93

Other receivables                                                                                                     49,016

Prepaid expenses                                                                                                      6,760

 TOTAL ASSETS                                                                                                         95,705,244

LIABILITIES

Payable for investments purchased                                                                      $ 1,765,776

Payable for fund shares redeemed                                                                        326,611

Accrued management fee                                                                                  48,007

Other payables and                                                                                      105,016
accrued expenses

 TOTAL LIABILITIES                                                                                                    2,245,410

NET ASSETS                                                                                                           $ 93,459,834

Net Assets consist of:

Paid in capital                                                                                                      $ 82,221,756

Undistributed net investment income                                                                                   237,448

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   6,406,532

Net unrealized appreciation (depreciation) on investments                                                             4,594,098
and assets and liabilities in
foreign currencies

NET ASSETS, for 2,003,915                                                                                            $ 93,459,834
shares outstanding

NET ASSET VALUE and redemption price per share ($93,459,834 (divided by) 2,003,915 shares)                            $46.64

Maximum offering price per share (100/97.00 of $46.64)                                                                $48.08


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                $ 299,459
Dividends

Special dividend from ADVO, Inc.                                                  500,000

Interest                                                                          235,136

 TOTAL INCOME                                                                     1,034,595

EXPENSES

Management fee                                                     $ 312,963

Transfer agent fees                                                 416,835

Accounting fees and expenses                                        51,829

Non-interested trustees' compensation                               195

Custodian fees and expenses                                         10,779

Registration fees                                                   6,760

Audit                                                               13,032

Legal                                                               696

Miscellaneous                                                       837

 Total expenses before reductions                                   813,926

 Expense reductions                                                 (13,168       800,758
                                                                   )

NET INVESTMENT INCOME                                                             233,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              6,532,398

 Foreign currency transactions                                      (278          6,532,120
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (5,110,142
                                                                   )

 Assets and liabilities in                                          (12           (5,110,154
 foreign currencies                                                )             )

NET GAIN (LOSS)                                                                   1,421,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,655,803

OTHER INFORMATION                                                                $ 202,356
Sales charges paid to FDC

 Deferred sales charges withheld                                                 $ 5,950
 by FDC

 Exchange fees withheld by FSC                                                   $ 19,058

 Expense reductions                                                              $ 13,036
 Directed brokerage arrangements

  Custodian interest credits                                                      132

                                                                                 $ 13,168


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)



Operations                                                                                             $ 233,837      $ (369,128

Net investment income (loss)                                                                                          )


 Net realized gain (loss)                                                                               6,532,120      14,883,189


 Change in net unrealized appreciation (depreciation)                                                   (5,110,154     3,623,038

                                                                                                       )


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        1,655,803      18,137,099


Distributions to shareholders from net realized gains                                                   (2,208,246     (8,732,838

                                                                                                       )              )


Share transactions                                                                                      75,638,574     62,794,252

Net proceeds from sales of shares


 Reinvestment of distributions                                                                          2,174,470      8,564,535


 Cost of shares redeemed                                                                                (68,945,904    (65,359,698

                                                                                                       )              )


 Paid in capital portion of redemption fees                                                             132,270        40,287


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                8,999,410      6,039,376


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                               8,446,967      15,443,637


NET ASSETS


 Beginning of period                                                                                    85,012,867     69,569,230


 End of period (including undistributed net investment income of $237,448 and $3,611, respectively)    $ 93,459,834   $ 85,012,867


OTHER INFORMATION

Shares


 Sold                                                                                                   1,590,325      1,338,175


 Issued in reinvestment of distributions                                                                47,636         200,267


 Redeemed                                                                                               (1,475,456     (1,405,986

                                                                                                       )              )


 Net increase (decrease)                                                                                162,505        132,456




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 46.17      $ 40.71    $ 45.30    $ 35.77     $ 31.65     $ 26.32

Income from Investment Operations

 Net investment income (loss)                            .11 G        (.21)      (.21)      (.29)       (.11)       (.08)

 Net realized and unrealized gain (loss)                 1.29         10.97      (.48)      12.98       4.21        5.40

 Total from investment operations                        1.40         10.76      (.69)      12.69       4.10        5.32



Less Distributions

 From net realized gain                                  (.99)        (5.32)     (3.93)     (3.26)      -           -

Redemption fees added to paid in capital                 .06          .02        .03        .10         .02         .01

Net asset value, end of period                          $ 46.64      $ 46.17    $ 40.71    $ 45.30     $ 35.77     $ 31.65

TOTAL RETURN B, C                                        3.21%        27.61%     (1.07)%    37.14%      13.02%      20.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 93,460     $ 85,013   $ 69,569   $ 105,833   $ 44,824    $ 40,051

Ratio of expenses to average net assets                  1.56% A      1.64%      1.64%      1.55%       1.90% A     2.21%

Ratio of expenses to average net assets after            1.53% A,     1.63%      1.62%      1.53%       1.90% A     2.21%
expense reductions                                      E            E          E          E

Ratio of net investment income (loss) to average net     .45% A       (.46)%     (.52)%     (.69)%      (.39)% A    (.28)%
assets

Portfolio turnover rate                                  112% A       141%       103%       170%        109% A      45%

Average commission rate F                               $ .0341





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
 CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
 NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
 ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING
 ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
 FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
 MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
 MAY
DIFFER. G INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
FROM ADVO, INC. WHICH AMOUNTED TO $.23 PER SHARE.


MULTIMEDIA PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
FEBRUARY 29, 1996         MONTH    YEAR     YEARS     YEARS
                          S

MULTIMEDIA                -4.49%   1.55%    167.83%   360.51%

MULTIMEDIA                -7.36%   -1.49%   159.80%   346.69%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         YEAR     YEARS    YEARS

MULTIMEDIA                1.55%    21.78%   16.50%

MULTIMEDIA                -1.49%   21.04%   16.15%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 142526 S00000000000001
             Multimedia                  SP Standard & Poor 500
             00503                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9189.98                     9173.00
  1986/10/31       9623.02                     9702.28
  1986/11/30       9700.00                     9938.05
  1986/12/31       9411.31                     9684.63
  1987/01/31      10537.20                    10989.15
  1987/02/28      11817.06                    11423.22
  1987/03/31      11778.57                    11753.35
  1987/04/30      11595.73                    11648.74
  1987/05/31      12134.62                    11750.09
  1987/06/30      12644.64                    12343.47
  1987/07/31      13616.57                    12969.28
  1987/08/31      13606.94                    13453.04
  1987/09/30      13279.76                    13158.41
  1987/10/31      10575.69                    10324.09
  1987/11/30       9844.35                     9473.39
  1987/12/31      11287.40                    10194.31
  1988/01/31      11474.31                    10623.49
  1988/02/29      12242.73                    11118.55
  1988/03/31      12772.31                    10774.98
  1988/04/30      12928.07                    10894.59
  1988/05/31      12710.01                    10989.37
  1988/06/30      13149.01                    11493.78
  1988/07/31      13127.52                    11450.10
  1988/08/31      12633.36                    11060.80
  1988/09/30      13428.32                    11531.99
  1988/10/31      13578.71                    11852.58
  1988/11/30      13471.29                    11683.09
  1988/12/31      14317.77                    11887.54
  1989/01/31      16027.51                    12757.71
  1989/02/28      15994.42                    12440.04
  1989/03/31      16744.51                    12729.90
  1989/04/30      17869.63                    13390.58
  1989/05/31      18730.02                    13932.90
  1989/06/30      19113.54                    13853.48
  1989/07/31      20567.59                    15104.45
  1989/08/31      20545.39                    15400.50
  1989/09/30      20223.50                    15337.35
  1989/10/31      18858.25                    14981.53
  1989/11/30      18969.25                    15287.15
  1989/12/31      18977.28                    15654.04
  1990/01/31      16457.37                    14603.66
  1990/02/28      16041.71                    14792.04
  1990/03/31      15885.84                    15184.03
  1990/04/30      15132.46                    14804.43
  1990/05/31      16574.27                    16247.86
  1990/06/30      16431.39                    16137.38
  1990/07/31      15522.14                    16085.74
  1990/08/31      13508.81                    14631.59
  1990/09/30      12352.77                    13919.03
  1990/10/31      11820.21                    13859.18
  1990/11/30      13041.20                    14754.48
  1990/12/31      14002.40                    15166.13
  1991/01/31      14755.78                    15827.37
  1991/02/28      15846.87                    16959.03
  1991/03/31      16275.52                    17369.44
  1991/04/30      16834.06                    17411.13
  1991/05/31      16924.98                    18163.29
  1991/06/30      15587.09                    17331.41
  1991/07/31      16171.60                    18139.05
  1991/08/31      16678.18                    18568.95
  1991/09/30      17691.35                    18258.85
  1991/10/31      18587.60                    18503.51
  1991/11/30      17314.66                    17757.82
  1991/12/31      19302.01                    19789.32
  1992/01/31      19808.59                    19421.24
  1992/02/29      20912.68                    19673.71
  1992/03/31      20380.12                    19290.07
  1992/04/30      20691.86                    19857.20
  1992/05/31      21003.60                    19954.50
  1992/06/30      21081.54                    19657.18
  1992/07/31      21133.49                    20461.16
  1992/08/31      20847.73                    20041.71
  1992/09/30      20717.84                    20278.20
  1992/10/31      21055.56                    20349.17
  1992/11/30      22588.29                    21043.08
  1992/12/31      23451.56                    21301.91
  1993/01/31      23925.33                    21480.84
  1993/02/28      24030.61                    21772.98
  1993/03/31      24978.15                    22232.39
  1993/04/30      24332.22                    21694.37
  1993/05/31      25990.93                    22275.78
  1993/06/30      26806.91                    22340.38
  1993/07/31      27810.16                    22251.02
  1993/08/31      30177.84                    23094.33
  1993/09/30      30900.18                    22916.50
  1993/10/31      33214.35                    23390.88
  1993/11/30      31046.76                    23168.66
  1993/12/31      32367.96                    23449.00
  1994/01/31      32829.59                    24246.27
  1994/02/28      32408.70                    23589.20
  1994/03/31      30426.43                    22560.71
  1994/04/30      30441.19                    22849.48
  1994/05/31      31560.69                    23224.22
  1994/06/30      30855.25                    22655.22
  1994/07/31      31606.70                    23398.31
  1994/08/31      33508.31                    24357.64
  1994/09/30      33278.28                    23760.88
  1994/10/31      34029.72                    24295.50
  1994/11/30      32956.23                    23410.66
  1994/12/31      33663.83                    23757.84
  1995/01/31      34044.39                    24373.88
  1995/02/28      35439.78                    25323.73
  1995/03/31      37691.44                    26071.03
  1995/04/30      38563.56                    26838.83
  1995/05/31      38769.69                    27911.57
  1995/06/30      40260.23                    28559.96
  1995/07/31      42638.73                    29507.01
  1995/08/31      43986.56                    29581.07
  1995/09/30      45239.24                    30829.39
  1995/10/31      43907.27                    30719.33
  1995/11/30      45603.94                    32067.91
  1995/12/31      44999.40                    32685.54
  1996/01/31      45274.74                    33798.15
  1996/02/29      46771.85                    34111.46
  1996/03/31      46152.35                    34439.95
  1996/04/30      48300.88                    34947.60
  1996/05/31      49905.03                    35848.90
  1996/06/30      47595.75                    35985.48
  1996/07/31      43065.34                    34395.64
  1996/08/30      44669.50                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 142531 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Multimedia Portfolio on August 31, 1986 and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $44,669 - a 346.69% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                               % OF FUND'S
                                               INVESTMENTS

Meredith Corp.                                 6.6

Times Mirror Co. Class A                       5.9

Scientific-Atlanta, Inc.                       5.3

Mobile Telecommunications Technologies, Inc.   4.9

Disney (Walt) Co.                              3.5

Hollinger International, Inc. Class A          3.4

Knight-Ridder, Inc.                            3.4

Infinity Broadcasting Corp. Class A            3.0

360 Degrees Communications Co.                 2.9

MFS Communications, Inc.                       2.3

TOP INDUSTRIES AS OF AUGUST 31, 1996
7.7
Newspapers 18.0%
TV & Radio Communication
Equipment 10.2%
Cellular & Communication
Services 9.9%
Periodicals 9.3%
Cable TV Operators 7.2%
All Others 45.4% *
Row: 1, Col: 1, Value: 45.4
Row: 1, Col: 2, Value: 7.2
Row: 1, Col: 3, Value: 9.300000000000001
Row: 1, Col: 4, Value: 9.9
Row: 1, Col: 5, Value: 10.2
Row: 1, Col: 6, Value: 18.0
* INCLUDES SHORT-TERM INVESTMENTS
MULTIMEDIA PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Porter,
Portfolio Manager of
Fidelity Select Multimedia Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months ended August 31, 1996 the fund had a total return of -4.49%. For the past year, it returned 1.55%. For the same periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE MARKET?
A. I think the fund's performance is indicative of the underperformance of the multimedia sector as a whole. If you look at some of the subsectors that make up the multimedia market - such as regional Bell operating companies (RBOCs) and cable companies - they significantly underperformed the general market.
Q. MORE SPECIFICALLY, DID THE UNDERWEIGHTING OR OVERWEIGHTING OF A PARTICULAR ASSET CLASS HURT THE FUND'S PERFORMANCE?
A. In the fund's annual report, I discussed my reservations about radio stocks. At the time, I thought they were overvalued and faced stiff competition for advertising revenues from other forms of media. Unfortunately, I was wrong. Since then, radio stocks have performed well on increased merger and acquisition activity resulting from the new telecommunications law, which eased broadcast market restrictions. What mergers like the recent Westinghouse/Infinity agreement say to me is that maybe there are more economies of scale than I originally thought in putting two broadcasting operations together.
Q. CAN YOU TELL US ABOUT THE RETURNS OF SOME OF THE OTHER MAJOR COMPONENTS OF THE MULTIMEDIA SECTOR?
A. Publishing stocks had fair performance, but entertainment and newspaper stocks underperformed the market. Entertainment stocks suffered from tough competition and a lackluster summer box office. For newspapers, newsprint prices fell - good news for their cost structures - but advertising revenue was not as strong as expected.
Q. HOW DO YOU VIEW THE MULTIMEDIA MARKET AND WHAT ARE THE IMPLICATIONS OF THE TELECOMMUNICATIONS LAW ON THE STOCKS THE FUND OWNS?
A. I break the multimedia market down into four segments: entertainment, publishing, equipment and distribution. The last two of these are directly impacted by the telecom law. The passage of the telecom law increases competition in the distribution area because companies such as RBOCs, long-distance phone companies, cable companies and broadcasting companies are suddenly entering each other's markets. In general, competition can lead to pricing pressures and increased capital spending to gain market share. Capital spending, on the other hand, could potentially help equipment firms including cable equipment providers such as Scientific-Atlanta.
Q. WHAT DO YOU SEE GOING FORWARD FOR THE MULTIMEDIA INDUSTRY?
A. The size and scope of the multimedia market are changing dramatically. We've already seen some interesting cross-industry combinations as a result of the telecom law. For example, with companies that combine local and long-distance telephone service with Internet service, or local telephone service with cable service, the challenge will be to offer a better product at lower prices in order to encourage the consumer from going out and buying each service individually. We'll have to wait and see which companies can offer these multi-source packages.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 503
TRADING SYMBOL: FBMPX
SIZE: as of August 31, 1996, more than
$86 million
MANAGER: John Porter, since February 1996;
joined Fidelity in 1995
(checkmark)
MULTIMEDIA PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
ADVERTISING - 5.0%
ADVERTISING AGENCIES - 4.3%
ADVO, Inc.   210,000 $ 2,073,748  00758510
Interpublic Group of Companies, Inc.   15,000  678,750  46069010
Omnicom Group, Inc.   25,000  1,134,375  68191910
  3,886,873
RADIO & TV ADVERTISING REPRESENTATIVES - 0.7%
Katz Media Group, Inc. (a)  50,000  606,250  48611210
TOTAL ADVERTISING   4,493,123
BROADCASTING - 17.0%
CABLE TV OPERATORS - 7.2%
BET Holdings, Inc. Class A (a)  12,700  325,438  08658510
CAI Wireless Systems, Inc. (a)  104,400  776,475  12476P10
Gaylord Entertainment Co. Class A  8,400  205,800  36790110
People's Choice TV Corp. (a)  150,412  1,936,555  71084710
TCI Group Class A  105,000  1,561,875  87924V10
Tele-Communications Liberty
 Media Group, Series A (a)  13,750  362,656  87924V50
Videotron Holdings PLC sponsored ADR (a)  81,000  1,356,750  92659H10
  6,525,549
COMMUNICATIONS SERVICES - 0.9%
PanAmSat Corp. (a)  30,000  832,500  69830X10
RADIO BROADCASTING - 4.3%
Grupo Radio Centro SA de CV
 sponsored ADR  137,200  1,080,450  40049C10
Infinity Broadcasting Corp. Class A  100,000  2,737,500  45662610
  3,817,950
TELEVISION BROADCASTING - 4.6%
Canwest Global Communications Corp.
 (non-vtg.) (a)  75,000  685,182  13890630
Central European Media Class C (a)  25,000  703,125  15399422
Grupo Televisa SA de CV sponsored
 ADR (a)  53,100  1,612,915  40049J20
Lambert Communications, Inc. (a)  150,000  -  51328G10
New World Communications
 Group, Inc. Class A (a)  50,000  1,153,125  64927A10
  4,154,347
TOTAL BROADCASTING   15,330,346
CELLULAR - 9.9%
CELLULAR & COMMUNICATION SERVICES - 9.9%
AirTouch Communications, Inc. (a)  43,400  1,193,500  00949T10
Arch Communications Group, Inc. (a)  50,000  681,250  03938110
Mobile Telecommunications
 Technologies, Inc. (a)  320,000  4,440,000  60740610
360 Degrees Communications Co. (a)  110,000  2,626,250  88557110
  8,941,000
COMMUNICATIONS EQUIPMENT - 1.4%
TELEPHONE EQUIPMENT - 1.4%
DSC Communications Corp. (a)  42,600  1,267,350  23331110
COMPUTER SERVICES & SOFTWARE - 4.3%
COMPUTER SERVICES - 1.2%
Barra, Inc. (a)  30,000  637,500  06831310
Checkfree Corp. (a)  25,000  415,625  16281210
  1,053,125

 SHARES VALUE (NOTE 1)
PREPACKAGED COMPUTER SOFTWARE - 3.1%
FactSet Research Systems, Inc. (a)  42,000 $ 850,500  30307510
Softkey International, Inc.   115,000  1,998,125  83402N10
  2,848,625
TOTAL COMPUTER SERVICES & SOFTWARE   3,901,750
COMPUTERS & OFFICE EQUIPMENT - 2.0%
OFFICE AUTOMATION - 2.0%
Bell & Howell Co. (a)  60,000  1,800,000  07785210
CONSUMER ELECTRONICS - 0.7%
RADIOS, TELEVISIONS, STEREOS - 0.7%
Sony Corp. ADR  9,300  588,225  83569930
ELECTRICAL EQUIPMENT - 10.2%
TV & RADIO COMMUNICATION EQUIPMENT - 10.2%
California Amplifier, Inc. (a)  90,400  1,130,000  12990010
General Instrument Corp. (a)  70,600  1,932,675  37012110
Leitch Technology Corp. (a)  46,400  1,398,867  52543H10
Scientific-Atlanta, Inc.   356,900  4,818,150  80865510
  9,279,692
ENTERTAINMENT - 3.6%
MOTION PICTURE PRODUCTION - 3.6%
Alliance Communications Corp.
 Class A (vtg.) (a)  12,500  110,543  01855R20
Disney (Walt) Co.   55,000  3,135,000  25468710
  3,245,543
PUBLISHING - 30.9%
BOOK PUBLISHING & PRINTING - 3.9%
Harcourt General, Inc.   32,000  1,532,000  41163G10
Scholastic Corp. (a)  30,000  2,032,500  80706610
  3,564,500
NEWSPAPERS - 17.7%
Central Newspapers, Inc. Class A  40,000  1,460,000  15464710
Hollinger International, Inc. Class A  284,000  3,088,500  43556910
Knight-Ridder, Inc.   90,400  3,051,000  49904010
New York Times Co. (The) Class A  61,900  1,934,375  65011110
News Corp. Ltd. sponsored ADR
 (ltd. vtg.) . 61,700  1,095,175  65248780
Times Mirror Co. Class A  123,200  5,343,800  88736410
  15,972,850
PERIODICALS - 9.3%
K-III Communications Corp. (a)  130,000  1,430,000  48272710
Meredith Corp.   138,200  5,942,600  58943310
Playboy Enterprises, Inc. Class B (a)  80,000  1,000,000  72811730
  8,372,600
TOTAL PUBLISHING   27,909,950
SERVICES - 2.6%
COMMERCIAL TESTING LABS - 0.7%
Forensic Technologies International Corp. (a) 75,000 693,750 34551810 GENERAL SERVICES - 1.9%
Flextech PLC (a)  211,100  1,687,881  33999392
TOTAL SERVICES   2,381,631
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 5.9%
MFS Communications, Inc.   50,000 $ 2,118,750  55272T10
Telebras sponsored ADR  25,000  1,859,375  87928710
U.S. West, Inc. (Media Group) (a)  75,000  1,359,375  91288920
  5,337,500
TOTAL COMMON STOCKS
 (Cost $85,122,408)   84,476,110
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
PUBLISHING - 0.3%
NEWSPAPERS - 0.3%
News Corp. Ltd. (ltd. vtg.)
 (Cost $178,728)  50,993  229,549  65199093
REPURCHASE AGREEMENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 5,622,278  5,619,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $90,920,136)  $ 90,324,659
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $41,968,998 and $44,174,846, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $8,093 for the period (see
Note 5 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   86.2%
United Kingdom   3.4
Mexico   3.0
Canada   2.4
Brazil   2.1
Australia   1.5
Others (individually less than 1%)    1.4
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $91,567,024. Net unrealized depreciation aggregated $1,242,365, of which $7,873,902 related to appreciated investment securities and $9,116,267 related to depreciated investment securities. MULTIMEDIA PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)


ASSETS

Investment in securities,                                                                                            $ 90,324,659
at value (including repurchase agreements of $5,619,000)
(cost $90,920,136) - See accompanying schedule

Cash                                                                                                                  824

Receivable for investments sold                                                                                       729,048

Receivable for fund shares sold                                                                                       206,147

Dividends receivable                                                                                                  39,024

Redemption fees receivable                                                                                            765

Other receivables                                                                                                     231

Prepaid expenses                                                                                                      7,959

 TOTAL ASSETS                                                                                                         91,308,657

LIABILITIES

Payable for investments purchased                                                                      $ 4,541,115

Payable for fund shares redeemed                                                                        489,677

Accrued management fee                                                                                  43,230

Other payables and                                                                                      94,071
accrued expenses

 TOTAL LIABILITIES                                                                                                    5,168,093

NET ASSETS                                                                                                           $ 86,140,564

Net Assets consist of:

Paid in capital                                                                                                      $ 82,938,103

Undistributed net investment income                                                                                   1,411,855

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   2,386,553

Net unrealized appreciation (depreciation) on investments                                                             (595,947
and assets and liabilities in                                                                                        )
foreign currencies

NET ASSETS, for 3,399,323                                                                                            $ 86,140,564
shares outstanding

NET ASSET VALUE and redemption price per share ($86,140,564 (divided by) 3,399,323 shares)                            $25.34

Maximum offering price per share (100/97.00 of $25.34)                                                                $26.12


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                $ 335,700
Dividends

Special dividend from ADVO, Inc.                                                  1,600,000

Interest                                                                          174,508

 TOTAL INCOME                                                                     2,110,208

EXPENSES

Management fee                                                     $ 278,551

Transfer agent fees                                                 359,285

Accounting fees and expenses                                        46,147

Non-interested trustees' compensation                               178

Custodian fees and expenses                                         8,483

Registration fees                                                   7,959

Audit                                                               16,603

Legal                                                               361

Miscellaneous                                                       1,287

 Total expenses before reductions                                   718,854

 Expense reductions                                                 (20,501       698,353
                                                                   )

NET INVESTMENT INCOME                                                             1,411,855

REALIZED AND UNREALIZED GAIN (LOSS)                                               3,097,891
Net realized gain (loss) on
investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (9,821,811
                                                                   )

 Assets and liabilities in                                          (470          (9,822,281
 foreign currencies                                                )             )

NET GAIN (LOSS)                                                                   (6,724,390
                                                                                 )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (5,312,535
                                                                                 )

OTHER INFORMATION                                                                $ 236,689
Sales charges paid to FDC

 Deferred sales charges withheld                                                 $ 1,832
 by FDC

 Exchange fees withheld by FSC                                                   $ 14,355

 Expense reductions                                                              $ 18,644
 Directed brokerage arrangements

  Custodian interest credits                                                      1,593

  Transfer agent interest credits                                                 264

                                                                                 $ 20,501


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)




Operations                                                                                          $ 1,411,855    $ 79,501
Net investment income

 Net realized gain (loss)                                                                            3,097,891      15,081,916

 Change in net unrealized appreciation (depreciation)                                                (9,822,281     7,021,515
                                                                                                    )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (5,312,535     22,182,932
                                                                                                     )

Distributions to shareholders                                                                         -              (62,595
From net investment income                                                                                          )

 From net realized gain                                                                              (2,110,174     (6,860,366
                                                                                                     )              )

 TOTAL DISTRIBUTIONS                                                                                 (2,110,174     (6,922,961
                                                                                                     )              )

Share transactions                                                                                   29,616,559     226,094,070
Net proceeds from sales of shares

 Reinvestment of distributions                                                                       2,079,894      6,804,045

 Cost of shares redeemed                                                                             (33,175,893    (191,430,375
                                                                                                     )              )

 Paid in capital portion of redemption fees                                                          72,992         84,905

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                             (1,406,448     41,552,645
                                                                                                     )

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (8,829,157     56,812,616
                                                                                                    )

NET ASSETS

 Beginning of period                                                                                 94,969,721     38,157,105

 End of period (including undistributed net investment income of $1,411,855 and $16,907,
respectively)                                                                                       $ 86,140,564   $ 94,969,721

OTHER INFORMATION
Shares

 Sold                                                                                                 1,089,078      8,957,896

 Issued in reinvestment of distributions                                                              79,295         262,403

 Redeemed                                                                                             (1,262,842     (7,433,399
                                                                                                     )              )

 Net increase (decrease)                                                                              (94,469)       1,786,900



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 27.18      $ 22.35    $ 23.87    $ 18.26    $ 15.93      $ 12.96

Income from Investment Operations

 Net investment income (loss)                            .41 H        .02        (.01)      (.10)      (.07)        (.17)

 Net realized and unrealized gain (loss)                 (1.63)       7.00       1.67       6.28       2.61         3.08

 Total from investment operations                        (1.22)       7.02       1.66       6.18       2.54         2.91



Less Distributions

 From net investment income                              -            (.02)      -          -          -            -

 From net realized gain                                  (.64)        (2.19)     (3.21)     (.65)      (.23)        -

 Total distributions                                     (.64)        (2.21)     (3.21)     (.65)      (.23)        -

Redemption fees added to paid in capital                 .02          .02        .03        .08        .02          .06

Net asset value, end of period                          $ 25.34      $ 27.18    $ 22.35    $ 23.87    $ 18.26      $ 15.93

TOTAL RETURN B, C                                        (4.49)%      31.98%     9.35%      34.86%     16.14%       22.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 86,141     $ 94,970   $ 38,157   $ 49,177   $ 16,647     $ 8,393

Ratio of expenses to average net assets                  1.55% A      1.56%      2.05%      1.66%      2.49% A,     2.49%
                                                                                                      F            F

Ratio of expenses to average net assets after            1.50% A,     1.54%      2.03%      1.63%      2.49% A      2.49%
expense reductions                                      E            E          E          E

Ratio of net investment income (loss) to average net     3.04% A      .08%       (.07)%     (.42)%     (.52)% A     (1.22)%
assets

Portfolio turnover rate                                  95% A        223%       107%       340%       70% A        111%

Average commission rate G                               $ .0402





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
 EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF
NOTES TO FINANCIAL STATEMENTS). F DURING THE PERIOD, FMR AGREED TO
REIMBURSE A PORTION OF
THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A
 STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S
 EXPENSE RATIO WOULD HAVE BEEN
HIGHER. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
 FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H INVESTMENT INCOME
PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ADVO, INC. WHICH AMOUNTED TO
$.46 PER SHARE.


RETAILING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         MONTH    YEAR     YEARS    YEARS
                          S

RETAILING                 15.86%   22.64%   88.95%   353.58%

RETAILING                 12.38%   18.96%   83.28%   339.97%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
FEBRUARY 29, 1996         YEAR     YEARS    YEARS

RETAILING                 22.64%   13.57%   16.32%

RETAILING                 18.96%   12.88%   15.97%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 152717 S00000000000001
             Retailing                   SP Standard & Poor 500
             00046                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8990.45                     9173.00
  1986/10/31       9783.48                     9702.28
  1986/11/30      10050.60                     9938.05
  1986/12/31       9341.05                     9684.63
  1987/01/31      10117.38                    10989.15
  1987/02/28      11294.41                    11423.22
  1987/03/31      11636.66                    11753.35
  1987/04/30      11277.71                    11648.74
  1987/05/31      11478.06                    11750.09
  1987/06/30      12104.13                    12343.47
  1987/07/31      12713.51                    12969.28
  1987/08/31      12997.33                    13453.04
  1987/09/30      12070.74                    13158.41
  1987/10/31       8464.54                    10324.09
  1987/11/30       7880.21                     9473.39
  1987/12/31       8653.42                    10194.31
  1988/01/31       9200.05                    10623.49
  1988/02/29      10265.51                    11118.55
  1988/03/31      10395.22                    10774.98
  1988/04/30      10719.49                    10894.59
  1988/05/31      10413.75                    10989.37
  1988/06/30      11330.97                    11493.78
  1988/07/31      11229.06                    11450.10
  1988/08/31      11201.27                    11060.80
  1988/09/30      11859.07                    11531.99
  1988/10/31      12109.23                    11852.58
  1988/11/30      11942.46                    11683.09
  1988/12/31      12002.74                    11887.54
  1989/01/31      12596.28                    12757.71
  1989/02/28      12426.70                    12440.04
  1989/03/31      13020.24                    12729.90
  1989/04/30      13755.10                    13390.58
  1989/05/31      14706.65                    13932.90
  1989/06/30      14444.84                    13853.48
  1989/07/31      15609.74                    15104.45
  1989/08/31      16366.93                    15400.50
  1989/09/30      16328.10                    15337.35
  1989/10/31      15541.79                    14981.53
  1989/11/30      15638.86                    15287.15
  1989/12/31      15547.26                    15654.04
  1990/01/31      14332.99                    14603.66
  1990/02/28      14832.31                    14792.04
  1990/03/31      16046.59                    15184.03
  1990/04/30      15819.62                    14804.43
  1990/05/31      17930.42                    16247.86
  1990/06/30      17703.45                    16137.38
  1990/07/31      16977.16                    16085.74
  1990/08/31      14537.26                    14631.59
  1990/09/30      12914.44                    13919.03
  1990/10/31      12312.98                    13859.18
  1990/11/30      13992.53                    14754.48
  1990/12/31      14765.11                    15166.13
  1991/01/31      16198.40                    15827.37
  1991/02/28      17699.93                    16959.03
  1991/03/31      19542.73                    17369.44
  1991/04/30      19815.74                    17411.13
  1991/05/31      21465.15                    18163.29
  1991/06/30      20782.63                    17331.41
  1991/07/31      22113.54                    18139.05
  1991/08/31      23285.20                    18568.95
  1991/09/30      23034.94                    18258.85
  1991/10/31      22602.68                    18503.51
  1991/11/30      22170.42                    17757.82
  1991/12/31      24825.06                    19789.32
  1992/01/31      26201.63                    19421.24
  1992/02/29      27461.55                    19673.71
  1992/03/31      26913.25                    19290.07
  1992/04/30      25816.66                    19857.20
  1992/05/31      26353.29                    19954.50
  1992/06/30      25123.14                    19657.18
  1992/07/31      26240.81                    20461.16
  1992/08/31      25645.53                    20041.71
  1992/09/30      26410.89                    20278.20
  1992/10/31      28221.02                    20349.17
  1992/11/30      30359.16                    21043.08
  1992/12/31      30305.50                    21301.91
  1993/01/31      30514.59                    21480.84
  1993/02/28      29358.45                    21772.98
  1993/03/31      31621.53                    22232.39
  1993/04/30      29806.52                    21694.37
  1993/05/31      31457.54                    22275.78
  1993/06/30      30701.35                    22340.38
  1993/07/31      30852.59                    22251.02
  1993/08/31      32264.14                    23094.33
  1993/09/30      33247.19                    22916.50
  1993/10/31      33763.92                    23390.88
  1993/11/30      34091.61                    23168.66
  1993/12/31      34254.78                    23449.00
  1994/01/31      32728.71                    24246.27
  1994/02/28      33941.39                    23589.20
  1994/03/31      33232.86                    22560.71
  1994/04/30      34241.15                    22849.48
  1994/05/31      32551.58                    23224.22
  1994/06/30      32279.07                    22655.22
  1994/07/31      32824.09                    23398.31
  1994/08/31      34908.81                    24357.64
  1994/09/30      34227.53                    23760.88
  1994/10/31      34377.41                    24295.50
  1994/11/30      33178.36                    23410.66
  1994/12/31      32537.95                    23757.84
  1995/01/31      32279.07                    24373.88
  1995/02/28      32578.83                    25323.73
  1995/03/31      32946.72                    26071.03
  1995/04/30      31665.91                    26838.83
  1995/05/31      32224.56                    27911.57
  1995/06/30      34282.03                    28559.96
  1995/07/31      36380.37                    29507.01
  1995/08/31      35876.23                    29581.07
  1995/09/30      36952.65                    30829.39
  1995/10/31      35303.95                    30719.33
  1995/11/30      37075.28                    32067.91
  1995/12/31      36434.88                    32685.54
  1996/01/31      35372.08                    33798.15
  1996/02/29      37974.57                    34111.46
  1996/03/31      40795.07                    34439.95
  1996/04/30      43179.55                    34947.60
  1996/05/31      45250.65                    35848.90
  1996/06/30      44446.73                    35985.48
  1996/07/31      40195.54                    34395.64
  1996/08/30      43997.09                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 152722 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Retailing Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $43,997 - a 339.97% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                    % OF FUND'S
                                    INVESTMENTS

Melville Corp.                      9.9

Wal-Mart Stores, Inc.               5.6

Tandy Corp.                         5.3

TJX Companies, Inc.                 4.5

Lowe's Companies, Inc.              4.3

Toys "R" Us, Inc.                   3.7

Gadzooks, Inc.                      3.0

Federated Department Stores, Inc.   2.9

Dayton Hudson Corp.                 2.7

Sears, Roebuck & Co.                2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Women's Clothing Stores 13.9%
Department Stores 9.9%
General Merchandise
Stores 9.3%
General Apparel Stores 8.5%
Music, TV, & Electronic
Stores 5.7%
All Others 52.7% *
Row: 1, Col: 1, Value: 52.9
Row: 1, Col: 2, Value: 5.7
Row: 1, Col: 3, Value: 8.300000000000001
Row: 1, Col: 4, Value: 9.300000000000001
Row: 1, Col: 5, Value: 9.9
Row: 1, Col: 6, Value: 13.9
* INCLUDES SHORT-TERM INVESTMENTS
RETAILING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Erin Sullivan,
Portfolio Manager of
Fidelity Select Retailing
Portfolio
Q. HOW HAS THE FUND PERFORMED, ERIN?
A. The fund has done pretty well. For the six-month period ended August 31, 1996, the fund showed a 15.86% gain. For the 12-month period, the fund returned 22.64%. For the same six- and 12-month periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. THE PERFORMANCE OF RETAIL STOCKS HAS BEEN QUITE STRONG OVER THE PAST SIX MONTHS. WHAT'S BEEN FUELING THAT RECENT STRENGTH?
A. Generally speaking, the earnings gains of retail companies have outpaced the earnings gains of the stock market overall. At the end of 1995, retailers had pared their inventories back. So coming into 1996, inventories were relatively low. Meanwhile, demand for apparel and other consumer goods strengthened to better-than-expected levels through the end of the spring. Lower inventories, combined with higher sales, led to better profit margins for many retailers. Additionally, many retailers were able to benefit from cost-cutting and lower expenses. However, the retail sector sold off with the rest of the market in July's down draft at the hands of weak June retail sales results. But by August, the situation had improved, and the retail sector was once again strong, thanks in part to better back-to-school spending.
Q. WHICH OF THE FUND'S HOLDINGS DID PARTICULARLY WELL OVER THE PAST SIX
MONTHS?
A. Melville Corp., the fund's largest investment at the end of the period, was a strong performer for the fund. Over the past 12 months, the company has shed businesses to focus on its drugstore business, which operates under the CVS flag. Wal-Mart, which is the country's largest retail company and operates Wal-Mart stores, Sam's Clubs and Wal-Mart Supercenters (combination supermarket and discount department stores), was also one of the fund's top performers and one of its largest investments at the end of the period. The company has been very focused on improving its profits, primarily by controlling costs, and investors rewarded the company by bidding up its stock price. Wal-mart's stock got an added boost late in the period from better back-to-school apparel sales.
Q. SOME OF THE FUND'S LARGEST HOLDINGS ARE DEPARTMENT STORES. WHAT KIND OF PERFORMANCE DID THEY HAVE DURING THE PAST SIX MONTHS?
A. The fund's largest department store holdings turned in mixed performances. Federated Department Stores - which operates through divisions including Abraham & Straus/Jordan Marsh, Bloomingdale's, Burdines, Lazarus, Macy's, Rich/Goldsmith's and Stern's - did quite well, improving its earnings primarily through cost-cutting measures. Dayton Hudson also performed well, thanks to the strong returns of its Target division. On the other hand, the stock of Sears suffered as investors worried about rising credit card delinquencies and bankruptcies related to the store's proprietary Sears credit card.
Q. DESPITE THE FUND'S STRONG SHOWING, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. Sears, as I just mentioned, was one disappointment. Also, Tandy - the retailer of consumer electronics through Radio Shack, Computer City and Incredible Universe stores - didn't fare as well as I had hoped. While the stock enjoyed a run-up in the spring, it tumbled in the summer when the company's second quarter earnings fell below expectations.
Q. WHAT'S YOUR OUTLOOK FOR THE RETAIL ENVIRONMENT?
A. I'm cautiously optimistic. I think it's encouraging that inventory levels continue to remain low. There are some concerns that if interest rates rise it could curtail demand. On the other hand, consumer confidence remains high, and the recent hike in the minimum wage could stir additional demand. The retail sector could see some additional consolidation - although to a lesser extent than we've seen over the past year. In my view, the retail sector will continue to be troubled by an over supply of stores for some time. That's why I believe it's important to focus on stocks whose fundamentals and market position are strong. As a part of that strategy, I'll most likely focus on niche companies that concentrate on one specialized line or product and that dominate or lead their industry.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 046
TRADING SYMBOL: FSRPX
SIZE: as of August 31, 1996, more than
$261 million
MANAGER: Erin Sullivan, since 1995; equity
analyst, medical technology and hospital
supply industries, 1993-1995; analyst, initial
public offerings, 1991-1992; joined Fidelity in
1991
(checkmark)
RETAILING PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.3%
 SHARES VALUE (NOTE 1)
APPAREL STORES - 24.3%
FAMILY CLOTHING STORES - 0.1%
Harolds Stores, Inc. (a)  19,000 $ 268,375  41335310
GENERAL APPAREL STORES - 8.3%
Gymboree Corp. (a)  80,000  2,310,000  40377710
Limited, Inc. (The)  84,700  1,566,950  53271610
Men's Wearhouse, Inc. (The)  77,300  1,681,275  58711810
Ross Stores, Inc.   109,300  4,208,050  77829610
Saks Holdings, Inc. (a)  11,000  375,375  79377R10
TJX Companies, Inc.   369,900  11,836,800  87254010
  21,978,450
MENS & BOYS CLOTHING STORES - RETAIL - 0.1%
K&G Men's Center, Inc. (a)  10,000  226,250  48224510
SHOE STORES - 1.4%
Just for Feet, Inc.   900  40,275  48213P10
Payless ShoeSource, Inc.   108,600  3,814,575  70437910
  3,854,850
WOMEN'S ACCESSORY & SPECIALTY STORES - 0.5%
Loehmanns, Inc. (a)  52,000  1,293,500  54041710
WOMEN'S CLOTHING STORES - 13.9%
AnnTaylor Stores Corp.   60,000  870,000  03611510
Charming Shoppes, Inc. (a)  381,900  2,553,956  16113310
Chicos Fas, Inc. (a)  46,900  410,375  16861510
Melville Corp.   619,600  26,178,100  58574510
Mothers Work (a)  64,500  1,290,000  61990310
Talbots, Inc.   163,200  5,589,600  87416110
  36,892,031
TOTAL APPAREL STORES   64,513,456
AUTOS, TIRES, & ACCESSORIES - 2.0%
AUTO & TRUCK PARTS - 0.8%
Tower Automotive, Inc. (a)  85,000  2,040,000  89170710
AUTO PARTS - RETAIL - 1.2%
AutoZone, Inc. (a)  15,000  408,750  05333210
Discount Auto Parts, Inc. (a)  20,000  470,000  25464210
Monro Muffler Brake, Inc.   10,500  207,375  61023610
O'Reilly Automotive, Inc. (a)  30,900  1,120,125  68609110
Pep Boys-Manny, Moe & Jack  30,000  1,005,000  71327810
  3,211,250
TOTAL AUTOS, TIRES, & ACCESSORIES   5,251,250
BROADCASTING - 0.0%
TELEVISION BROADCASTING - 0.0%
Home Shopping Network, Inc. (a)  10,000  107,500  43735110
COMPUTER SERVICES & SOFTWARE - 0.2%
COMPUTER & SOFTWARE STORES - 0.2%
CompUSA, Inc. (a)  10,200  409,275  20493210
PREPACKAGED COMPUTER SOFTWARE - 0.0%
Metromail Corp. (a)  5,900  103,250  59168010
TOTAL COMPUTER SERVICES & SOFTWARE   512,525
DRUG STORES - 3.6%
Big B, Inc.   260,000  2,697,500  08889110
Eckerd Corp. (a)  70,100  1,717,450  27876310
General Nutrition Companies, Inc. (a) 200,000 2,950,000 37047F10 Revco (D.S.), Inc. (a) 81,200 2,090,900 76133910
  9,455,850

 SHARES VALUE (NOTE 1)
GENERAL MERCHANDISE STORES - 21.9%
DEPARTMENT STORES - 9.9%
Dillard Department Stores, Inc. Class A 93,200 $ 3,168,800 25406310 Federated Department Stores, Inc. (a) 219,600 7,603,650 31410H10 Neiman-Marcus Group, Inc. (a) 62,700 1,857,488 64020410
Nordstrom, Inc.   50,000  1,950,000  65566410
Proffitts, Inc. (a)  64,052  2,626,132  74292510
Sears, Roebuck & Co.   153,510  6,754,440  81238710
Stein Mart, Inc.   110,400  2,304,600  85837510
  26,265,110
GENERAL MERCHANDISE STORES - 9.3%
Dayton Hudson Corp.   205,000  7,072,500  23975310
Dollar General Corp.   38,750  1,249,688  25666910
Family Dollar Stores, Inc.   49,700  844,900  30700010
Price/Costco, Inc. (a)  35,300  701,588  74143W10
Wal-Mart Stores, Inc.   559,800  14,834,700  93114210
  24,703,376
VARIETY STORES - 2.7%
Consolidated Stores Corp. (a)  89,100  3,385,800  21014910
Freds, Inc. Class A  29,500  280,250  35610810
Michaels Stores, Inc. (a)  10,600  148,400  59408710
Woolworth Corp. (a)  156,800  3,332,000  98088310
  7,146,450
TOTAL GENERAL MERCHANDISE STORES   58,114,936
GROCERY STORES - 3.3%
GROCERIES & RELATED PRODUCTS - WHOLESALE - 0.1%
Provigo, Inc. (a)  30,000  146,903  74395110
GROCERY - RETAIL - 3.2%
Albertson's, Inc.   38,200  1,618,725  01310410
American Stores Co.   40,000  1,645,000  03009610
Great Atlantic & Pacific Tea Co., Inc.   40,000  1,070,000  39006410
Kroger Co. (The) (a)  50,000  2,118,750  50104410
Safeway, Inc. (a)  56,400  2,044,500  78651420
  8,496,975
TOTAL GROCERY STORES   8,643,878
LEASING & RENTAL - 0.1%
PASSENGER CAR RENTAL - 0.1%
Team Rental Group, Inc. Class A (a) 12,000 222,000 87815610 LEISURE DURABLES & TOYS - 1.8%
TOYS & GAMES - 1.8%
Galoob (Lewis) Toys, Inc. (a)  108,200  2,840,250  36409110
Hasbro, Inc.   34,800  1,278,900  41805610
Nintendo Co. Ltd. Ord.   10,300  630,062  65443999
  4,749,212
POLLUTION CONTROL - 0.5%
REFUSE SYSTEMS - 0.5%
Republic Industries, Inc. (a)  50,000  1,306,250  76051610
RESTAURANTS - 2.5%
Applebee's International, Inc.   10,000  290,000  03789910
Brinker International, Inc. (a)  33,600  504,000  10964110
Cooker Restaurant Corp.   40,000  515,000  21628420
Darden Restaurants, Inc.   90,000  720,000  23719410
McDonald's Corp.   70,000  3,246,250  58013510
Planet Hollywood International,
 Inc. Class A (a)  60,000  1,462,500  72702510
  6,737,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 22.2%
BOOK STORES - RETAIL - 0.2%
Borders Group, Inc. (a)  15,000 $ 485,625  09970910
BUILDING MATERIALS - RETAIL - 2.5%
BMC West Corp. (a)  60,000  825,000  05592610
Home Depot, Inc. (The)  77,200  4,101,250  43707610
Orchard Supply Hardware Corp. (a)  50,200  1,744,450  68569110
  6,670,700
GIFT, NOVELTY & SOUVENIR SHOPS - 0.1%
Cole National Corp. Class A (a)  10,000  190,000  19329010
HOBBY, TOY, & GAME SHOPS - 3.7%
Brookstone, Inc. (a)  10,000  108,750  11453710
Toys "R" Us, Inc.   330,700  9,755,650  89233510
  9,864,400
JEWELRY STORES - 1.2%
Marks Brothers Jewelers, Inc. (a)  62,300  1,495,200  57069810
Zale Corp. (a)  100,000  1,812,500  98885810
  3,307,700
LUMBER & BUILDING MATERIALS - RETAIL - 4.3%
Lowe's Companies, Inc.   318,900  11,520,263  54866110
MAIL ORDER - 0.1%
Micro Warehouse, Inc. (a)  10,700  287,563  59501B10
MUSIC, TV, & ELECTRONIC STORES - 5.7%
Best Buy Co., Inc. (a)  13,000  285,997  08651610
Circuit City Stores, Inc.   22,700  715,050  17273710
Sound Advice, Inc. (warrants) (a)  50  -  83606611
Tandy Corp.   320,600  14,146,475  87538210
  15,147,522
PAINT, VARNISH & SUPPLIES - WHOLESALE - 0.1%
Finish Line, Inc. Class A (a)  10,000  315,000  31792310
RETAIL STORES - 3.0%
Gadzooks, Inc. (a)  207,918  7,900,884  36255310
RETAIL, GENERAL - 0.8%
Officemax, Inc. (a)  55,000  770,000  67622M10
Office Depot, Inc. (a)  75,000  1,190,625  67622010
Staples, Inc. (a)  10,000  197,500  85503010
  2,158,125
SEWING STORES - 0.4%
Fabri-Centers of America, Inc. (a):
 Class A  35,000  472,500  30284620
 Class B (non-vtg)  35,000  463,750  30284630
  936,250
SPORTING GOODS & BIKES STORES - 0.1%
Cannondale Corp.   10,000  182,500  13779810
Sports Authority, Inc.   5,000  119,375  84917610
  301,875
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   59,085,907
SERVICES - 0.8%
GENERAL SERVICES - 0.8%
Regis Corp.   85,500  2,137,500  75893210
TEXTILES & APPAREL - 4.1%
APPAREL - 2.0%
Designer Holdings Ltd. (a)  20,000  442,500  25057110
Fila Holding Spa sponsored ADR  25,000  2,425,000  31685010
Fruit of the Loom, Inc. Class A (a)  41,400  1,148,850  35941610
Liz Claiborne, Inc.   15,000  521,250  53932010
Russell Corp.   26,600  851,200  78235210
  5,388,800

 SHARES VALUE (NOTE 1)
FOOTWEAR - 1.1%
NIKE, Inc. Class B  20,900 $ 2,257,200  65410610
Wolverine World Wide, Inc.   30,000  723,750  97809710
  2,980,950
FOOTWEAR, EXCEPT RUBBER - 0.2%
Adidas AG  5,000  429,681  00699D22
MEN'S & BOYS' CLOTHING - 0.2%
North Face, Inc. (a)  22,000  539,000  65931710
TEXTILE MILL PRODUCTS - 0.6%
Westpoint Stevens, Inc. Class A (a)  58,300  1,523,088  96123810
TOTAL TEXTILES & APPAREL   10,861,519
TOTAL COMMON STOCKS
 (Cost $225,521,374)   231,699,533
CONVERTIBLE PREFERRED STOCKS - 0.2%
APPAREL STORES - 0.2%
GENERAL APPAREL STORES - 0.2%
TJX Companies, Inc., Series E,
 $7.00 (Cost $514,020)  3,000  546,000  87254030
REPURCHASE AGREEMENTS - 12.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 33,081,286  33,062,000  69899TYY
TOTAL INVESTMENTS IN SECURITIES - 100%
 (Cost $259,097,394)  $ 265,307,533
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $438,345,103 and $253,401,951, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $186,550 for the period (see Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $783,750 and $810,000, respectively (see Note 7 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,897,000 and $4,916,750, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $259,400,465. Net unrealized appreciation aggregated $5,907,068 of which $ 15,261,649 related to appreciated investment securities and $9,354,581 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $591,000 which will expire on February 28, 2003.
RETAILING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)



ASSETS


Investment in securities, at                                                                                         $ 265,307,533

value (including repurchase agreements of $33,062,000)

(cost $259,097,394) - See accompanying schedule


Cash                                                                                                                  175,033


Receivable for investments sold                                                                                       1,270,465


Receivable for fund shares sold                                                                                       3,128,624


Dividends receivable                                                                                                  144,195


Redemption fees receivable                                                                                            3,820


Other receivables                                                                                                     15,571


Prepaid expenses                                                                                                      42,748


 TOTAL ASSETS                                                                                                         270,087,989


LIABILITIES


Payable for investments purchased                                                                      $ 5,406,685


Payable for fund shares redeemed                                                                        1,765,801


Accrued management fee                                                                                  120,384


Other payables and                                                                                      223,513

accrued expenses


Collateral on securities loaned,                                                                        810,000

at value


 TOTAL LIABILITIES                                                                                                    8,326,383


NET ASSETS                                                                                                           $ 261,761,606


Net Assets consist of:


Paid in capital                                                                                                      $ 255,512,622


Accumulated net investment (loss)                                                                                     (174,976

                                                                                                                     )


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   213,820


Net unrealized appreciation (depreciation) on investments                                                             6,210,140

and assets and liabilities in

foreign currencies


NET ASSETS, for 8,107,586                                                                                            $ 261,761,606

shares outstanding


NET ASSET VALUE and redemption price per share ($261,761,606 (divided by) 8,107,586 shares)                           $32.29


Maximum offering price per share (100/97.00 of $32.29)                                                                $33.29



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                               $ 866,607
Dividends

Interest (including income on securities loaned of $17,108)                      609,557

 TOTAL INCOME                                                                    1,476,164

EXPENSES

Management fee                                                     $ 744,389

Transfer agent fees                                                 755,442

Accounting and security lending fees                                124,692

Non-interested trustees' compensation                               451

Custodian fees and expenses                                         14,370

Registration fees                                                   73,300

Audit                                                               13,549

Legal                                                               471

Interest                                                            3,121

Miscellaneous                                                       721

 Total expenses before reductions                                   1,730,506

 Expense reductions                                                 (79,366      1,651,140
                                                                   )

NET INVESTMENT INCOME (LOSS)                                                     (174,976
                                                                                )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              1,224,626

 Foreign currency transactions                                      (963         1,223,663
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              4,076,596

 Assets and liabilities in                                          4            4,076,600
 foreign currencies

NET GAIN (LOSS)                                                                  5,300,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 5,125,287

OTHER INFORMATION                                                               $ 656,660
Sales charges paid to FDC

 Deferred sales charges withheld                                                $ 2,020
 by FDC

 Exchange fees withheld by FSC                                                  $ 80,910

 Expense reductions                                                             $ 75,498
 Directed brokerage arrangements

  Custodian interest credits                                                     2,642

  Transfer agent interest credits                                                1,226

                                                                                $ 79,366


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)


Operations                                                                                     $ (174,976      $ (197,764
Net investment income (loss)                                                                   )               )

 Net realized gain (loss)                                                                       1,223,663       2,253,913

 Change in net unrealized appreciation (depreciation)                                           4,076,600       3,066,064

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                5,125,287       5,122,213

Share transactions                                                                              515,336,616     68,570,912
Net proceeds from sales of shares

 Cost of shares redeemed                                                                        (303,167,480    (60,782,922
                                                                                               )               )

 Paid in capital portion of redemption fees                                                     416,000         50,523

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                        212,585,136     7,838,513

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       217,710,423     12,960,726

NET ASSETS

 Beginning of period                                                                            44,051,183      31,090,457

 End of period (including accumulated net investment loss of $174,976 and $0, respectively)    $ 261,761,606   $ 44,051,183

OTHER INFORMATION
Shares

 Sold                                                                                           16,251,876      2,635,958

 Redeemed                                                                                       (9,724,997      (2,355,724
                                                                                               )               )

 Net increase (decrease)                                                                        6,526,879       280,234



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 27.87      $ 23.91    $ 24.91    $ 23.87    $ 22.13     $ 17.42

Income from Investment Operations

 Net investment income (loss)                            (.02)        (.14)      (.18)      (.22)      (.08)       (.03)

 Net realized and unrealized gain (loss)                 4.39         4.07       (.96)      3.85       2.93        5.09

 Total from investment operations                        4.37         3.93       (1.14)     3.63       2.85        5.06



Less Distributions

 From net realized gain                                  -            -          -          (2.63)     (1.17)      (.50)

Redemption fees added to paid in capital                 .05          .03        .14        .04        .06         .15

Net asset value, end of period                          $ 32.29      $ 27.87    $ 23.91    $ 24.91    $ 23.87     $ 22.13

TOTAL RETURN B, C                                        15.86%       16.56%     (4.01)%    15.61%     13.72%      30.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 261,762    $ 44,051   $ 31,090   $ 52,790   $ 74,878    $ 48,441

Ratio of expenses to average net assets                  1.40% A      1.94%      2.07%      1.86%      1.77% A     1.87%

Ratio of expenses to average net assets after            1.33% A,     1.92%      1.96%      1.83%      1.77% A     1.87%
expense reductions                                      E            E          E          E

Ratio of net investment income (loss) to average net     (.14)% A     (.53)%     (.74)%     (.87)%     (.44)% A    (.13)%
assets

Portfolio turnover rate                                  237% A       235%       481%       154%       171% A      205%

Average commission rate F                               $ .0404





ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
 REDUCED DURING THE PERIODS SHOWN SEE (NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
 WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO
FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
 REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
 FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
 WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


AIR TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6    PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH     YEAR     YEARS    YEARS
                          S

AIR TRANSPORTATION        -16.93%   -1.67%   69.17%   152.44%

AIR TRANSPORTATION        -19.42%   -4.62%   64.10%   144.86%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%     18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

AIR TRANSPORTATION        -1.67%   11.09%   9.70%

AIR TRANSPORTATION        -4.62%   10.41%   9.37%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960923 100259 S00000000000001
             Air Transportation          SP Standard & Poor 500
             00034                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9898.36                     9173.00
  1986/10/31      10424.03                     9702.28
  1986/11/30      10552.97                     9938.05
  1986/12/31      10721.57                     9684.63
  1987/01/31      11683.64                    10989.15
  1987/02/28      12179.55                    11423.22
  1987/03/31      11762.99                    11753.35
  1987/04/30      11772.90                    11648.74
  1987/05/31      12477.10                    11750.09
  1987/06/30      12635.79                    12343.47
  1987/07/31      12913.50                    12969.28
  1987/08/31      13022.60                    13453.04
  1987/09/30      12546.52                    13158.41
  1987/10/31       8757.77                    10324.09
  1987/11/30       8162.68                     9473.39
  1987/12/31       8507.07                    10194.31
  1988/01/31       8745.27                    10623.49
  1988/02/29       9471.21                    11118.55
  1988/03/31       9879.55                    10774.98
  1988/04/30       9766.12                    10894.59
  1988/05/31       9618.67                    10989.37
  1988/06/30      10855.03                    11493.78
  1988/07/31      10537.43                    11450.10
  1988/08/31       9947.61                    11060.80
  1988/09/30      10605.49                    11531.99
  1988/10/31      10809.66                    11852.58
  1988/11/30      10560.11                    11683.09
  1988/12/31      10979.80                    11887.54
  1989/01/31      12000.65                    12757.71
  1989/02/28      12227.50                    12440.04
  1989/03/31      12840.01                    12729.90
  1989/04/30      13350.44                    13390.58
  1989/05/31      13690.72                    13932.90
  1989/06/30      13622.28                    13853.48
  1989/07/31      14581.44                    15104.45
  1989/08/31      15689.03                    15400.50
  1989/09/30      15072.43                    15337.35
  1989/10/31      13884.91                    14981.53
  1989/11/30      13747.89                    15287.15
  1989/12/31      13871.10                    15654.04
  1990/01/31      12443.54                    14603.66
  1990/02/28      12966.98                    14792.04
  1990/03/31      13645.07                    15184.03
  1990/04/30      13145.43                    14804.43
  1990/05/31      14061.44                    16247.86
  1990/06/30      14097.13                    16137.38
  1990/07/31      13668.86                    16085.74
  1990/08/31      11503.73                    14631.59
  1990/09/30      10349.79                    13919.03
  1990/10/31      10897.02                    13859.18
  1990/11/30      10730.47                    14754.48
  1990/12/31      11349.08                    15166.13
  1991/01/31      12693.37                    15827.37
  1991/02/28      14120.92                    16959.03
  1991/03/31      14061.44                    17369.44
  1991/04/30      13716.45                    17411.13
  1991/05/31      14525.40                    18163.29
  1991/06/30      14219.12                    17331.41
  1991/07/31      14656.26                    18139.05
  1991/08/31      14474.12                    18568.95
  1991/09/30      13988.41                    18258.85
  1991/10/31      14668.40                    18503.51
  1991/11/30      14012.69                    17757.82
  1991/12/31      15554.82                    19789.32
  1992/01/31      16453.38                    19421.24
  1992/02/29      17194.09                    19673.71
  1992/03/31      16186.24                    19290.07
  1992/04/30      15348.39                    19857.20
  1992/05/31      15554.82                    19954.50
  1992/06/30      15049.71                    19657.18
  1992/07/31      14963.22                    20461.16
  1992/08/31      14333.06                    20041.71
  1992/09/30      14802.59                    20278.20
  1992/10/31      15333.90                    20349.17
  1992/11/30      15704.59                    21043.08
  1992/12/31      16576.43                    21301.91
  1993/01/31      16726.33                    21480.84
  1993/02/28      16988.65                    21772.98
  1993/03/31      18862.40                    22232.39
  1993/04/30      19075.62                    21694.37
  1993/05/31      20165.30                    22275.78
  1993/06/30      18662.30                    22340.38
  1993/07/31      19301.07                    22251.02
  1993/08/31      20453.38                    23094.33
  1993/09/30      20040.05                    22916.50
  1993/10/31      21192.35                    23390.88
  1993/11/30      21242.45                    23168.66
  1993/12/31      21696.42                    23449.00
  1994/01/31      22534.32                    24246.27
  1994/02/28      21734.51                    23589.20
  1994/03/31      20477.66                    22560.71
  1994/04/30      20343.00                    22849.48
  1994/05/31      19492.56                    23224.22
  1994/06/30      18898.61                    22655.22
  1994/07/31      19884.03                    23398.31
  1994/08/31      20639.98                    24357.64
  1994/09/30      18331.65                    23760.88
  1994/10/31      18480.14                    24295.50
  1994/11/30      17251.73                    23410.66
  1994/12/31      16978.86                    23757.84
  1995/01/31      17525.24                    24373.88
  1995/02/28      19027.79                    25323.73
  1995/03/31      20257.16                    26071.03
  1995/04/30      21882.65                    26838.83
  1995/05/31      22237.80                    27911.57
  1995/06/30      25051.67                    28559.96
  1995/07/31      25898.56                    29507.01
  1995/08/31      24901.41                    29581.07
  1995/09/30      25816.61                    30829.39
  1995/10/31      25516.09                    30719.33
  1995/11/30      28808.05                    32067.91
  1995/12/31      27087.90                    32685.54
  1996/01/31      26473.53                    33798.15
  1996/02/29      29475.54                    34111.46
  1996/03/31      30983.53                    34439.95
  1996/04/30      29685.92                    34947.60
  1996/05/31      29968.51                    35848.90
  1996/06/30      29827.21                    35985.48
  1996/07/31      24938.43                    34395.64
  1996/08/30      24486.29                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960923 100302 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Air Transportation Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $24,486 - a 144.86% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                                 % OF FUND'S
                                                 INVESTMENTS

Continental Airlines, Inc.                       8.3

AMR Corp.                                        8.3

Atlantic Southeast Airlines, Inc.                6.7

Premier Technologies, Inc.                       5.7

Northwest Airlines Corp. Class A                 5.6

Comair Holdings, Inc.                            4.8

America West Airlines, Inc. Class B (warrants)   4.7

Midwest Express Holdings, Inc.                   4.7

UAL Corp.                                        4.6

America West Airlines, Inc. Class B              4.6

TOP INDUSTRIES AS OF AUGUST 31, 1996
Air Transportation,
Major National 48.1%
Air Transportation,
Regional 16.1%
Business Services 5.7%
Training Equipment
& Simulators 3.7%
Freight Forwarding 3.7%
All Others 22.7% *
Row: 1, Col: 1, Value: 22.7
Row: 1, Col: 2, Value: 3.7
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 5.7
Row: 1, Col: 5, Value: 16.1
Row: 1, Col: 6, Value: 48.1
* INCLUDES SHORT-TERM INVESTMENTS
AIR TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Kevin Richardson became Portfolio Manager of Fidelity Select Air Transportation Portfolio on May 24, 1996.
Q. KEVIN, HOW HAS THE FUND PERFORMED?
A. Not as well as I would have liked. For the six months ended August 31, 1996, the fund had a return of -16.93%. This trailed the 2.96% return of the Standard & Poor's 500 Index over the same period. For the one-year period ended August 31, 1996, the fund compiled a return of -1.67%, while the S&P 500 returned 18.73%.
Q. CAN YOU POINT TO ANY FACTORS THAT TRIGGERED THIS UNDERPERFORMANCE?
A. The fund and the airlines sector in general suffered due to a slew of unpredictable, negative events. These included the aviation tragedies involving ValuJet and Trans World Airlines (TWA), legislation surrounding the airline excise tax, an ill-timed price promotion by Southwest Airlines and soaring jet fuel costs. Basically, everything that could have gone wrong in the airline industry did go wrong - all in one hectic, six-week period. With the stock market being fairly volatile during the period, the aggressive-by-nature airline industry was even more susceptible.
Q. LET'S EXAMINE TWO OF THE EVENTS YOU MENTIONED. WHAT HAPPENED WITH THE EXCISE TAX?
A. The excise tax - essentially a surcharge on airline tickets - is funneled to the government to help pay the costs of running the Federal Aviation Administration, as well as all airport traffic-related equipment. When the tax came up for renewal in Congress, it was pushed to the back burner by other issues and was not approved by its January 1 deadline. So what you had was a timeframe where the excise tax was no longer in effect, and airlines were stimulating demand by discounting their prices. Congress eventually tacked the excise tax measure onto the minimum wage bill in May. Investor concerns mounted because it was widely believed that Congress would wait until January 1997 to re-institute the tax.
Q. . . . AND THE SOUTHWEST AIRLINES PROMOTION?
A. Southwest has always been a marketing-oriented airline big on splashy promotions. To celebrate its entry into the Florida market and its 25th year of business, Southwest ran a promotion where passengers could fly one-way to any spot in the country for $25. One of the competitive aspects of this industry is that airlines are a commodity; to stay profitable, an airline has to match fares. When some of the airlines announced matching fares, stock prices tumbled. The timing of the promotion was bad because the industry was showing good growth signs. In retrospect, it would have been much better if Southwest had been celebrating its 50th anniversary and cut prices to $50.
Q. WITH THE RECENT TRAGEDIES, THERE HAS BEEN MUCH TALK OF TAKING STEPS TO HEIGHTEN SECURITY. HOW WILL THIS AFFECT THE FUND?
A. The TWA crash really unsettled the markets. From looking at the traffic numbers, international travel declined steadily in the weeks following the tragedy. As a result of the crash, President Clinton announced plans to improve traveler safety. These measures will be quite costly, but should alleviate passenger concerns. On the other hand, an emphasis on prevention will make those companies specializing in safety equipment potentially attractive investments.
Q. WHAT CHARACTERISTICS MAKE A STOCK APPEALING TO YOU?
A. When I'm looking over a particular company, I like to pay close attention to its management discipline. I look at how a company controls its costs, its new airplane orders and its methods of capital allocation. Sometimes it's not smart to buy more planes and take on more debt, and sometimes it is. I also consider the growth potential as well as the company's cost structure. Companies that make what I feel are smart capital allocation decisions are very desirable for the portfolio.
Q. WHAT DO YOU THINK IS IN STORE FOR THE COMING MONTHS?
A. It's hard to imagine as many things going awry as we've just witnessed. The airline industry sorely needs to see low plane orders for the next six months and the price of jet fuel go down. Investors need to realize that this industry is like a commodity. If you have excess supply, prices will decline. Generally, whenever airlines order more airplanes, the increased costs drive the stocks down. If the orders are low, fuel prices come down, and the economy remains near its end-of-the-period level, I think the situation could look good.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 034
TRADING SYMBOL: FSAIX
SIZE: as of August 31, 1996, more than
$54 million
MANAGER: Kevin Richardson, since May 1996;
equity analyst, computer services, health care information systems and specialty finance industries, since 1994; joined Fidelity in 1994
(checkmark)
AIR TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 7.4%
AIRCRAFT - 0.6%
Boeing Co.   2,000 $ 181,001  09702310
McDonnell Douglas Corp.   3,000  150,375  58016910
  331,376
AIRCRAFT & PARTS - 0.5%
Sundstrand Corp.   7,500  280,312  86732310
AIRCRAFT ENGINES & PARTS - 2.6%
Greenwich Air Services, Inc. Class B
 (non-vtg.) (a)  50,000  962,500  39678120
Kellstrom Industries, Inc. (a)   61,000  488,000  48803510
  1,450,500
TRAINING EQUIPMENT & SIMULATORS - 3.7%
Flightsafety International, Inc.   46,700  2,066,475  33942310
TOTAL AEROSPACE & DEFENSE   4,128,663
AIR TRANSPORTATION - 64.2%
AIR TRANSPORTATION, MAJOR NATIONAL - 48.1%
AMR Corp.   56,200  4,608,400  00176510
Alaska Air Group, Inc. (a)  117,000  2,471,625  01165910
America West Airlines, Inc.:
 Class B (warrants) (a)  400,400  2,602,600  02365011
  Class B  190,800  2,551,950  02365020
Continental Airlines, Inc. (a)   204,000  4,615,500  21079530
Delta Air Lines, Inc.   29,400  2,083,725  24736110
KLM Royal Dutch Air Lines NV  10,000  278,750  48251610
Mesa Airlines, Inc. (a)  25,000  246,875  59048110
Northwest Airlines Corp. Class A (a) 82,700 3,121,925 66728010 Pan Am Corp. (a) 5,900 - 69775710
Southwest Airlines Co.   9,400  215,025
Trans World Airlines, Inc. (a)  100,900  1,349,537
UAL Corp. (a)   53,500  2,568,000  90254950
  26,713,912
AIR TRANSPORTATION, REGIONAL - 16.1%
Atlantic Southeast Airlines, Inc.   160,600  3,693,800  04886910
Comair Holdings, Inc.   110,300  2,647,200  19978910
Midwest Express Holdings, Inc. (a)   86,000  2,601,500  59791110
  8,942,500
TOTAL AIR TRANSPORTATION   35,656,412
COMMUNICATIONS EQUIPMENT - 0.4%
TELEPHONE EQUIPMENT - 0.4%
IPC Information Systems, Inc.   10,800  180,900  44980K10
COMPUTER SERVICES & SOFTWARE - 3.4%
COMPUTER SERVICES - 1.6%
American Management Systems, Inc.   35,000  888,125  02735210
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.8%
Walsh International, Inc. (a)   115,000  1,006,250  93313110
TOTAL COMPUTER SERVICES & SOFTWARE   1,894,375
CONGLOMERATES - 0.8%
United Technologies Corp.   4,000  451,000  91301710
DEFENSE ELECTRONICS - 0.9%
Raytheon Co.   10,000  515,000  75511110
ELECTRONICS - 1.0%
ELECTRONIC PARTS - WHOLESALE - 1.0%
Airport Systems International, Inc. (a)   100,000  550,000  00949N10

 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 1.2%
POLLUTION EQUIPMENT & DESIGN - 1.2%
Ogden Corp.   32,000 $ 628,000  67634610
SERVICES - 7.8%
BUSINESS SERVICES - 5.7%
Premier Technologies, Inc. (a)   150,100  3,189,625  74058F10
COMMERCIAL TESTING LABORATORIES - 2.1%
Forensic Technologies
 International Corp. (a)   122,700  1,134,975  34551810
TOTAL SERVICES   4,324,600
TELEPHONE SERVICES - 0.7%
American Communications Services, Inc.  33,500  402,000  02520B10
TRUCKING & FREIGHT - 6.1%
FREIGHT FORWARDING - 3.7%
Expeditors International of Washington, Inc.   40,700  1,332,925  30213010
Pittston Co. (Burlington Group)  37,600  719,100  72570188
  2,052,025
TRUCKING, LOCAL & LONG DISTANCE - 2.4%
Consolidated Freightways, Inc.   58,400  1,343,200  20923710
TOTAL TRUCKING & FREIGHT   3,395,225
TOTAL COMMON STOCKS
 (Cost $58,817,359)   52,126,175
REPURCHASE AGREEMENTS - 6.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 3,377,969  3,376,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $62,193,359)  $ 55,502,175
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $253,071,783 and $249,515,014, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $85,456 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $4,540,000 and $2,545,111, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $62,347,669. Net unrealized depreciation aggregated $6,845,494 of which $1,064,579 related to appreciated investment securities and $7,910,073 related to depreciated investment securities.
AIR TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 55,502,175
securities, at
value (including
repurchase
agreements of
$3,376,000)
(cost
$62,193,359) -
See
accompanying
schedule

Cash                                        808

Receivable for                              406,976
investments
sold

Receivable for                              5,216,916
fund shares sold

Dividends                                   23,359
receivable

Redemption fees                             2,227
receivable

Other receivables                           2,598

Prepaid expenses                            38,533

 TOTAL ASSETS                               61,193,592

LIABILITIES

Payable for                  $ 5,616,677
investments
purchased

Payable for fund              811,539
shares
redeemed

Accrued                       25,641
management
fee

Other payables                95,341
and
accrued
expenses

 TOTAL LIABILITIES                          6,549,198

NET ASSETS                                 $ 54,644,394

Net Assets
consist of:

Paid in capital                            $ 68,564,897

Accumulated net                             (475,046
investment loss                            )

Accumulated                                 (6,754,293
undistributed net                          )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              (6,691,164
appreciation                               )
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                            $ 54,644,394
3,153,728
shares
outstanding

NET ASSET VALUE                             $17.33
and redemption
price per share
($54,644,394 (divided by)
3,153,728
shares)

Maximum offering                            $17.87
price per share
(100/97.00 of
$17.33)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                          $ 163,718
INCOME
Dividends

Interest                             169,077

 TOTAL INCOME                        332,795

EXPENSES

Management fee       $ 285,763

Transfer agent        443,826
fees

Accounting fees       48,138
and expenses

Non-interested        195
trustees'
compensation

Custodian fees        16,657
and expenses

Registration fees     38,533

Audit                 20,577

Legal                 558

Interest              3,621

Miscellaneous         615

 Total expenses       858,483
before
reductions

 Expense              (50,642        807,841
reductions           )

NET INVESTMENT                       (475,046
INCOME (LOSS)                       )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           (5,157,973
securities           )

 Foreign              29             (5,157,944
currency                            )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (10,269,361
securities           )

 Assets and           20             (10,269,341
liabilities in                      )
 foreign
currencies

NET GAIN (LOSS)                      (15,427,285
                                    )

NET INCREASE                        $ (15,902,331
(DECREASE) IN                       )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 409,096
INFORMATION
Sales charges
paid to FDC

 Deferred sales                     $ 678
charges
withheld
 by FDC

 Exchange fees                      $ 75,420
withheld by FSC

 Expense                            $ 45,764
reductions
 Directed
brokerage
arrangements

  Custodian                          4,021
interest credits

  Transfer agent                     857
interest credits

                                    $ 50,642

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (475,046      $ (45,385
Net investment       )               )
income (loss)

 Net realized         (5,157,944      15,522,776
gain (loss)          )

 Change in net        (10,269,341     2,826,938
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (15,902,331     18,304,329
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (2,206,145      (3,187,856
shareholders         )               )
from net
realized gains

Share                 254,485,753     431,292,376
transactions
Net proceeds
from sales of
shares

 Reinvestment of      2,188,172       3,161,234
distributions

 Cost of shares       (259,856,261    (393,536,104
redeemed             )               )

 Paid in capital      576,527         691,969
portion of
redemption fees

 NET INCREASE         (2,605,809      41,609,475
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               (20,714,285     56,725,948
INCREASE             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         75,358,679      18,632,731
period

 End of period       $ 54,644,394    $ 75,358,679
(including
accumulated net
investment loss
of $475,046 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 11,945,645      23,122,779

 Issued in            96,693          152,569
reinvestment of
distributions

 Redeemed             (12,459,115     (21,042,298
                     )               )

 Net increase         (416,777)       2,233,050
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 21.11      $ 13.93    $ 17.12     $ 13.60    $ 12.64      $ 11.53
beginning of
period

Income from
Investment
Operations

 Net investment        (.11)        (.01)      (.18)       (.18)      (.09) E      (.13)
income (loss)

 Net realized and      (3.53)       7.47       (2.01)      3.78       1.33         1.40
unrealized gain
(loss)

 Total from            (3.64)       7.46       (2.19)      3.60       1.24         1.27
investment
operations



Less Distributions

 From net              (.27)        (.46)      (.92)       (.22)      (.36)        (.25)
realized gain

 In excess of net      -            -          (.17)       (.05)      -            -
realized gain

 Total                 (.27)        (.46)      (1.09)      (.27)      (.36)        (.25)
distributions

Redemption fees        .13          .18        .09         .19        .08          .09
added to paid in
capital

Net asset value,      $ 17.33      $ 21.11    $ 13.93     $ 17.12    $ 13.60      $ 12.64
end of period

TOTAL RETURN B, C      (16.93)%     54.91%     (12.45)%    27.94%     10.69%       11.90%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 54,644     $ 75,359   $ 18,633    $ 11,035   $ 11,868     $ 6,971
period (000
omitted)

Ratio of expenses      1.81% A      1.47%      2.50%       2.33%      2.48% A,     2.51%
to average net                                G                      G            G
assets

Ratio of expenses      1.71% A,     1.41%      2.50%       2.31%      2.48% A      2.51%
to average net        F            F                      F
assets after
expense
reductions

Ratio of net           (1.00)% A    (.07)%     (1.31)%     (1.11)%    (.90)% A     (1.04)%
investment
income (loss) to
average net
assets

Portfolio turnover     620% A       504%       200%        171%       96% A        261%
rate

Average               $ .0408
commission
rate H





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E INVESTMENT INCOME
PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH
AMOUNTED TO $.01 PER SHARE. F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO
FINANCIAL STATEMENTS). G DURING THE PERIOD, FMR
AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE
 LIMITED IN ACCORDANCE WITH A STATE EXPENSE
LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER. H FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


AUTOMOTIVE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

AUTOMOTIVE                8.83%    8.78%    109.01%   240.91%

AUTOMOTIVE                5.57%    5.52%    102.74%   230.69%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

AUTOMOTIVE                8.78%    15.89%   13.05%

AUTOMOTIVE                5.52%    15.18%   12.70%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 144333 S00000000000001
             Automotive                  SP Standard & Poor 500
             00502                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9033.74                     9173.00
  1986/10/31       9494.24                     9702.28
  1986/11/30       9602.02                     9938.05
  1986/12/31       9435.45                     9684.63
  1987/01/31      10856.16                    10989.15
  1987/02/28      11826.16                    11423.22
  1987/03/31      12149.49                    11753.35
  1987/04/30      12325.86                    11648.74
  1987/05/31      12306.26                    11750.09
  1987/06/30      12492.42                    12343.47
  1987/07/31      13364.44                    12969.28
  1987/08/31      13883.74                    13453.04
  1987/09/30      13677.98                    13158.41
  1987/10/31       9572.63                    10324.09
  1987/11/30       9190.51                     9473.39
  1987/12/31      10052.73                    10194.31
  1988/01/31      10507.79                    10623.49
  1988/02/29      11180.04                    11118.55
  1988/03/31      11986.74                    10774.98
  1988/04/30      12193.59                    10894.59
  1988/05/31      12152.22                    10989.37
  1988/06/30      12855.49                    11493.78
  1988/07/31      12710.70                    11450.10
  1988/08/31      12121.19                    11060.80
  1988/09/30      12172.90                    11531.99
  1988/10/31      12079.82                    11852.58
  1988/11/30      11821.26                    11683.09
  1988/12/31      12069.48                    11887.54
  1989/01/31      12627.96                    12757.71
  1989/02/28      12493.51                    12440.04
  1989/03/31      12731.39                    12729.90
  1989/04/30      13300.21                    13390.58
  1989/05/31      13496.72                    13932.90
  1989/06/30      13258.84                    13853.48
  1989/07/31      13724.25                    15104.45
  1989/08/31      13858.70                    15400.50
  1989/09/30      13538.09                    15337.35
  1989/10/31      12410.77                    14981.53
  1989/11/30      12524.54                    15287.15
  1989/12/31      12564.47                    15654.04
  1990/01/31      12232.70                    14603.66
  1990/02/28      12596.58                    14792.04
  1990/03/31      13067.48                    15184.03
  1990/04/30      13024.67                    14804.43
  1990/05/31      13763.12                    16247.86
  1990/06/30      14009.58                    16137.38
  1990/07/31      14052.98                    16085.74
  1990/08/31      12034.56                    14631.59
  1990/09/30      10884.28                    13919.03
  1990/10/31      10667.24                    13859.18
  1990/11/30      11296.64                    14754.48
  1990/12/31      11719.86                    15166.13
  1991/01/31      12381.82                    15827.37
  1991/02/28      13391.03                    16959.03
  1991/03/31      13499.54                    17369.44
  1991/04/30      13651.47                    17411.13
  1991/05/31      14747.49                    18163.29
  1991/06/30      14714.94                    17331.41
  1991/07/31      15322.63                    18139.05
  1991/08/31      15821.81                    18568.95
  1991/09/30      15355.19                    18258.85
  1991/10/31      15756.70                    18503.51
  1991/11/30      14975.38                    17757.82
  1991/12/31      16094.33                    19789.32
  1992/01/31      17833.02                    19421.24
  1992/02/29      19628.91                    19673.71
  1992/03/31      20052.14                    19290.07
  1992/04/30      21333.28                    19857.20
  1992/05/31      21321.84                    19954.50
  1992/06/30      21194.99                    19657.18
  1992/07/31      21389.75                    20461.16
  1992/08/31      20060.77                    20041.71
  1992/09/30      19728.53                    20278.20
  1992/10/31      20553.41                    20349.17
  1992/11/30      21550.15                    21043.08
  1992/12/31      22791.93                    21301.91
  1993/01/31      23844.40                    21480.84
  1993/02/28      24195.23                    21772.98
  1993/03/31      25493.28                    22232.39
  1993/04/30      25345.99                    21694.37
  1993/05/31      26889.42                    22275.78
  1993/06/30      27359.68                    22340.38
  1993/07/31      27673.19                    22251.02
  1993/08/31      28637.83                    23094.33
  1993/09/30      28939.28                    22916.50
  1993/10/31      29554.24                    23390.88
  1993/11/30      29554.24                    23168.66
  1993/12/31      30856.76                    23449.00
  1994/01/31      32615.75                    24246.27
  1994/02/28      31562.83                    23589.20
  1994/03/31      29345.51                    22560.71
  1994/04/30      28748.81                    22849.48
  1994/05/31      28322.90                    23224.22
  1994/06/30      27959.62                    22655.22
  1994/07/31      28798.91                    23398.31
  1994/08/31      28322.90                    24357.64
  1994/09/30      27120.33                    23760.88
  1994/10/31      27633.93                    24295.50
  1994/11/30      25967.88                    23410.66
  1994/12/31      26921.63                    23757.84
  1995/01/31      26281.96                    24373.88
  1995/02/28      27589.11                    25323.73
  1995/03/31      27450.05                    26071.03
  1995/04/30      27366.61                    26838.83
  1995/05/31      27922.85                    27911.57
  1995/06/30      28618.14                    28559.96
  1995/07/31      30676.20                    29507.01
  1995/08/31      30398.08                    29581.07
  1995/09/30      30551.04                    30829.39
  1995/10/31      29132.65                    30719.33
  1995/11/30      29855.75                    32067.91
  1995/12/31      30537.14                    32685.54
  1996/01/31      30175.59                    33798.15
  1996/02/29      30384.17                    34111.46
  1996/03/31      32233.64                    34439.95
  1996/04/30      33862.19                    34947.60
  1996/05/31      34641.91                    35848.90
  1996/06/30      34238.13                    35985.48
  1996/07/31      32247.05                    34395.64
  1996/08/30      33068.54                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 144338 R00000000000123

Let's say hypothetically that $10,000 was invested in Select Automotive Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $33,069 - a 230.69% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                       % OF FUND'S
                       INVESTMENTS

TRW, Inc.              6.9

General Motors Corp.   5.9

Honda Motor Co. Ltd.   5.6

Lear Corp.             5.5

AutoZone, Inc.         5.2

Chrysler Corp.         5.1

Danaher Corp.          4.5

Gentex Corp.           4.3

Echlin, Inc.           3.3

Volvo AB Class B       3.2

TOP INDUSTRIES AS OF AUGUST 31, 1996
Auto & Truck Parts 37.2%
Motor Vehicles &
Car Bodies 34.2%
Auto Parts - Retail 6.2%
Tires & Inner Tubes 5.1%
Conglomerates 2.3%
All Others 15.0% *
Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 5.1
Row: 1, Col: 4, Value: 6.2
Row: 1, Col: 5, Value: 34.2
Row: 1, Col: 6, Value: 37.2
* INCLUDES SHORT-TERM INVESTMENTS
AUTOMOTIVE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Doug Chase became Portfolio Manager of Fidelity Select Automotive Portfolio on May 24, 1996.
Q. HOW DID THE FUND PERFORM, DOUG?
A. For the six-month and 12-month periods ending August 31, 1996, the fund returned 8.83% and 8.78%, respectively. For the same time periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%.
Q. YOU BEGAN TO MANAGE THE FUND IN MAY. HOW DOES YOUR INVESTMENT STRATEGY DIFFER FROM THE PREVIOUS FUND MANAGER'S?
A. I have increased the fund's stake in auto manufacturers, specifically General Motors, Honda, Chrysler and Volvo. In the automobile sector, the manufacturers and suppliers move in tandem. You generally won't see a situation in which the Big Three go down and the major auto suppliers go up; the suppliers are too dependent on the manufacturers for that to happen.
Q. WHY WERE THE MANUFACTURERS ATTRACTIVE TO YOU?
A. Let's start with the U.S. manufacturers, specifically General Motors and Chrysler. General Motors has an extremely strong balance sheet - the best it's had in 30 years. In fact, nearly 35% of GM's market capitalization, or approximately $13 billion, is cash. In addition, although its international operations were very strong, the market didn't seem to recognize the company's value during the period. I increased the fund's holding in General Motors because I believed the market would eventually recognize that it's a much better, much stronger company than it was five years ago. I increased the fund's holding in Chrysler because I think that, eventually, the market is going to realize the value that Chrysler has built during the past couple of years. Chrysler is the low-cost producer, it's gaining share in almost all of the product segments in which it competes, it pays a 5% dividend and it's planning to buy back 10% of its stock.
Q. HOW DID THESE STOCKS PERFORM DURING THE PERIOD?
A. Given the strong financial position of the Big Three during the period, their performance was disappointing. I believed the market was not paying attention to how these companies have improved in recent years and how well-positioned they are for the future.
Q. YET THE FUND DID OUTPERFORM THE S&P 500 OVER THE PAST SIX MONTHS. WHY?
A. Autos have managed to outperform the overall market. The fund did well because of its holdings in auto suppliers, which generally outperformed during the period. The story on the suppliers' side has been consolidation. Because the auto makers are always looking for ways to cut costs, they are encouraging the supplier base to consolidate to create a more manageable "one-stop-shopping" environment for the manufacturers. Increasing profit margins and revenues for suppliers are an immediate by-product of this consolidation.
Q. TRW IS NEW TO THE FUND'S TOP 10 HOLDINGS. WHY WAS IT ATTRACTIVE?
A. I liked TRW for a couple of reasons. First, the breakup value of the company is worth more than what the stock price indicates. Second, based on my valuation of the company's growth rate and cost-cutting efforts and expected auto production, I believe that Wall Street estimates for TRW's earnings in 1998 were too low. And, finally, I think that some of the new technology the company is developing has a lot of potential. TRW is best known for being a leader in air-bag technology, but it has some satellite communications technology in the works that could be quite exciting.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES DURING THE PERIOD?
A. Honda's numbers have been very strong, and I've increased the fund's holding in the company based on strong sales of its Accord and Civic models in the U.S., and because its auto sales in Japan are up nearly 30%. I've also increased the fund's holding in Volvo. Volvo is another company whose breakup value is quite a bit higher than its stock price at the end of the period. Sometimes foreign investments can be more risky than domestic ones, but I thought these were compelling stock stories.
Q. WHAT'S YOUR OUTLOOK FOR THE FUND?
A. I think the fund has the potential to outperform the market during the next six months. I believe that the longer the Big Three stocks go without the market recognizing their true value, the more compelling the run-up in the stock will be when it finally happens. It's very strange when a company announces it's going to buy back 10% of its stock, has a 5% yield and gains market share every month, and yet its stock price is flat. But that's what's happening with Chrysler. My goal is to seek the best values for the fund, and I believe it will increasingly be in the auto manufacturers going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 502
TRADING SYMBOL: FSAVX
SIZE: as of August 31, 1996, more than
$148 million
MANAGER: Douglas B. Chase, since May
1996; manager, Select Industrial Materials, since 1994; equity analyst, steel, non-ferrous metals, since 1993; joined Fidelity in 1993
(checkmark)
AUTOMOTIVE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
AIRCRAFT - 0.3%
Lockheed Martin Corp.   5,000 $ 420,625  53983010
AIRCRAFT EQUIPMENT - 0.3%
Aviall, Inc.   40,000  340,000  05366B10
Simula, Inc. (a)  10,000  165,000  82920610
  505,000
TOTAL AEROSPACE & DEFENSE   925,625
AUTOS, TIRES, & ACCESSORIES - 82.3%
AUTO & TRUCK PARTS - 37.2%
Arvin Industries, Inc.   20,000  460,000  04333910
Borg-Warner Automotive, Inc.   124,200  4,657,500  09972410
Dana Corp.   81,000  2,430,000  23581110
Danaher Corp.   161,800  6,714,700  23585110
Eaton Corp.   72,700  4,025,761  27805810
Echlin, Inc.   161,600  4,928,800  27874910
Gentex Corp. (a)  267,400  6,417,600  37190110
Intermet Corp. (a)  20,000  241,250  45881K10
Johnson Controls, Inc.   39,700  2,798,850  47836610
Magna International, Inc. Class A  38,000  1,832,998  55922240
Mascotech, Inc.   51,700  749,650  57467010
SPX Corp.   20,200  563,075  78463510
Safety Components International, Inc. (a) 1,000 13,000 78647410 Smith (A.O.) Corp. Class B 16,600 402,550 83186520
Snap-on Tools Corp.   73,400  3,348,875  83303410
Standard Products Co.   44,400  1,021,200  85383610
Strattec Security Corp. (a)  25,000  343,750  86311110
TRW, Inc.   111,700  10,332,250  87264910
Titan Wheel International, Inc.   33,000  503,250  88832810
Tower Automotive, Inc. (a)  152,000  3,648,000  89170710
Wynn's International, Inc.   1,400  37,275  98319510
  55,470,334
AUTO PARTS - RETAIL - 6.2%
AutoZone, Inc. (a)  282,300  7,692,675  05333210
Monro Muffler Brake, Inc.   56,206  1,110,069  61023610
O'Reilly Automotive, Inc. (a)  10,800  391,500  68609110
  9,194,244
AUTOMOTIVE STAMPINGS - 0.4%
Sinter Metals, Inc. Class A (a)  25,000  546,875  82934Q10
MOTOR VEHICLE SUPPLIES & NEW PARTS - 1.5%
APS Holding Corp. Class A (a)  64,000  1,792,000  00193710
Hahn Automotive Warehouse, Inc.   51,000  408,000  40519110
  2,200,000
MOTOR VEHICLES & CAR BODIES - 31.2%
Chrysler Corp.   258,600  7,531,725  17119610
General Motors Corp.   176,300  8,770,925  37044210
Honda Motor Co. Ltd.   362,000  8,345,534  43812810
Lear Corp. (a)  213,100  8,177,713  52186510
Scania AB:
 Class A  2,500  66,467  80699R22
 Class B  110,000  2,932,868  80699R23
Toyota Motor Corp.   193,000  4,644,409  89399999
Volkswagen AG  3,500  1,300,017  92866210
Volvo AB Class B  222,500  4,739,192  92885630
  46,508,850
TIRES & INNER TUBES - 5.1%
Bandag, Inc.   33,000  1,555,125  05981510
Cooper Tire & Rubber Co.   9,300  181,350  21683110

 SHARES VALUE (NOTE 1)
Goodyear Tire & Rubber Co.   100,500 $ 4,585,313  38255010
Michelin SA (Compagnie Generale
 des Etablissements) Class B  26,270  1,226,175  59410020
  7,547,963
TRUCK & BUS BODIES - 0.7%
Miller Industries, Inc. (a)  30,000  1,005,000  60055110
TOTAL AUTOS, TIRES, & ACCESSORIES   122,473,266
CONGLOMERATES - 2.3%
Mark IV Industries, Inc.   61,500  1,322,250  57038710
United Technologies Corp.   19,000  2,142,250  91301710
  3,464,500
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
METAL WORKING MACHINERY - 0.4%
Exco Technologies Ltd. (a)  79,500  578,129  30150P10
STORAGE BATTERIES - 1.0%
Exide Corp.   52,800  1,405,800  30205110
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,983,929
POLLUTION CONTROL - 0.5%
REFUSE SYSTEMS - 0.5%
Republic Industries, Inc. (a)  30,000  783,750  76051610
TOTAL COMMON STOCKS
 (Cost $125,800,960)   129,631,070
NONCONVERTIBLE PREFERRED STOCKS - 3.0%
AUTOS, TIRES, & ACCESSORIES - 3.0%
MOTOR VEHICLES & CAR BODIES - 3.0%
Volkswagen AG (Cost $4,267,590)  16,000  4,451,798  92866291
REPURCHASE AGREEMENTS - 9.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 14,785,620  14,777,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $144,845,550)  $ 148,859,868
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $167,309,048 and $86,609,161, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $52,367 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $3,262,000. The weighted average interest rate paid was 5.8% (see Note 6 of Notes to Financial Statements). Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   79.8%
Japan   8.7
Sweden   5.2
Germany   3.9
Canada   1.6
Others (individually less than 1%)   0.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $145,129,974. Net unrealized appreciation aggregated $3,729,894, of which $12,089,810 related to appreciated investment securities and $8,359,916 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $2,947,000 which will expire on February 29, 2004.
The fund intends to elect to defer to its fiscal year ending February 28, 1997 approximately $30,000 of losses recognized during the period November 1, 1995 to February 29, 1996.
AUTOMOTIVE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                             $ 148,859,868
securities, at
value (including
repurchase
agreements of
$14,777,000)
(cost
$144,845,550)
- See
accompanying
schedule

Cash                                       200

Receivable for                             345,249
investments
sold

Receivable for                             79,745
fund shares sold

Dividends                                  256,553
receivable

Redemption fees                            147
receivable

Other receivables                          2,405

Prepaid expenses                           22,185

 TOTAL ASSETS                              149,566,352

LIABILITIES

Payable for fund              $ 646,048
shares
redeemed

Accrued                        76,792
management
fee

Other payables                 139,879
and
accrued
expenses

 TOTAL LIABILITIES                         862,719

NET ASSETS                                $ 148,703,633

Net Assets
consist of:

Paid in capital                           $ 146,805,162

Undistributed net                          522,371
investment
income

Accumulated                                (2,638,382
undistributed net                         )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                             4,014,482
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                           $ 148,703,633
6,262,481
shares
outstanding

NET ASSET VALUE                            $23.75
and redemption
price per share
($148,703,633 (divided by)
6,262,481
shares)

Maximum offering                           $24.48
price per share
(100/97.00 of
$23.75)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                        $ 1,322,144
INCOME
Dividends

Interest                           275,269

 TOTAL INCOME                      1,597,413

EXPENSES

Management fee       $ 450,604

Transfer agent        487,496
fees

Accounting fees       74,583
and expenses

Non-interested        278
trustees'
compensation

Custodian fees        15,856
and expenses

Registration fees     22,185

Audit                 10,008

Legal                 289

Interest              527

Miscellaneous         2,160

 Total expenses       1,063,986
before
reductions

 Expense              (22,593      1,041,393
reductions           )

NET INVESTMENT                     556,020
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           620,933
securities

 Foreign              (1,157       619,776
currency             )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           1,276,823
securities

 Assets and           281          1,277,104
liabilities in
 foreign
currencies

NET GAIN (LOSS)                    1,896,880

NET INCREASE                      $ 2,452,900
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 405,358
INFORMATION
Sales charges
paid to FDC

 Deferred sales                   $ 1,435
charges
withheld
 by FDC

 Exchange fees                    $ 35,790
withheld by FSC

 Expense                          $ 19,357
reductions
 Directed
brokerage
arrangements

  Custodian                        520
interest credits

  Transfer agent                   2,716
interest credits

                                  $ 22,593

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 556,020       $ 76,016
Net investment
income

 Net realized        619,776         1,307,573
gain (loss)

 Change in net       1,277,104       3,088,654
unrealized
appreciation
(depreciation)

 NET INCREASE        2,452,900       4,472,243
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (109,841        -
shareholders        )
from net
investment
income

Share                207,091,543     79,629,136
transactions
Net proceeds
from sales of
shares

 Reinvestment of     108,759         -
distributions

 Cost of shares      (116,708,841    (88,521,546
redeemed            )               )

 Paid in capital     115,630         98,432
portion of
redemption fees

 NET INCREASE        90,607,091      (8,793,978
(DECREASE) IN                       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              92,950,150      (4,321,735
INCREASE                            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        55,753,483      60,075,218
period

 End of period      $ 148,703,633   $ 55,753,483
(including
undistributed
net investment
income of
$522,371 and
$76,192,
respectively)

OTHER
INFORMATION
Shares

 Sold                8,576,034       3,758,408

 Issued in           4,640           -
reinvestment of
distributions

 Redeemed            (4,869,612      (4,235,574
                    )               )

 Net increase        3,711,062       (477,166)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 21.85      $ 19.84    $ 25.48     $ 20.69     $ 18.65     $ 12.58
beginning of
period

Income from
Investment
Operations

 Net investment        .09          .03        .08         .05         .13         .06
income

 Net realized and      1.82         1.95       (3.46)      6.00        2.26        6.55
unrealized gain
(loss)

 Total from            1.91         1.98       (3.38)      6.05        2.39        6.61
investment
operations



Less Distributions

 From net              (.03)        -          (.05)       (.05)       (.06)       -
investment
income

 From net              -            -          (2.26)      (1.26)      (.36)       (.70)
realized gain

 Total                 (.03)        -          (2.31)      (1.31)      (.42)       (.70)
distributions

Redemption fees        .02          .03        .05         .05         .07         .16
added to paid in
capital

Net asset value,      $ 23.75      $ 21.85    $ 19.84     $ 25.48     $ 20.69     $ 18.65
end of period

TOTAL RETURN B, C      8.83%        10.13%     (12.59)%    30.45%      13.42%      56.27%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 148,704    $ 55,753   $ 60,075    $ 228,698   $ 110,360   $ 178,445
period (000
omitted)

Ratio of expenses      1.42% A      1.81%      1.82%       1.69%       1.57% A     2.48%
to average net
assets

Ratio of expenses      1.39% A,     1.80%      1.80%       1.68%       1.57% A     2.48%
to average net        E            E          E           E
assets after
expense
reductions

Ratio of net           .74% A       .13%       .34%        .22%        .72% A      .36%
investment
income to
average net
assets

Portfolio turnover     129% A       61%        63%         64%         140% A      29%
rate

Average               $ .0418
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


CHEMICALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

CHEMICALS                 4.55%    17.19%   106.81%   309.02%

CHEMICALS                 1.41%    13.68%   100.60%   296.75%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

CHEMICALS                 17.19%   15.64%   15.13%

CHEMICALS                 13.68%   14.94%   14.78%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 144946 S00000000000001
             Chemicals                   SP Standard & Poor 500
             00069                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8932.46                     9173.00
  1986/10/31       9476.39                     9702.28
  1986/11/30       9639.56                     9938.05
  1986/12/31       9464.30                     9684.63
  1987/01/31      10727.41                    10989.15
  1987/02/28      11724.61                    11423.22
  1987/03/31      12081.18                    11753.35
  1987/04/30      12347.10                    11648.74
  1987/05/31      12183.93                    11750.09
  1987/06/30      12866.85                    12343.47
  1987/07/31      13706.92                    12969.28
  1987/08/31      14208.54                    13453.04
  1987/09/30      14462.37                    13158.41
  1987/10/31      10062.62                    10324.09
  1987/11/30       9724.17                     9473.39
  1987/12/31      10867.25                    10194.31
  1988/01/31      10600.72                    10623.49
  1988/02/29      11775.89                    11118.55
  1988/03/31      12375.59                    10774.98
  1988/04/30      12520.97                    10894.59
  1988/05/31      12048.48                    10989.37
  1988/06/30      13641.61                    11493.78
  1988/07/31      13229.70                    11450.10
  1988/08/31      12654.23                    11060.80
  1988/09/30      12811.73                    11531.99
  1988/10/31      13011.63                    11852.58
  1988/11/30      12575.48                    11683.09
  1988/12/31      13144.89                    11887.54
  1989/01/31      14023.24                    12757.71
  1989/02/28      13847.57                    12440.04
  1989/03/31      13999.01                    12729.90
  1989/04/30      14398.81                    13390.58
  1989/05/31      14731.97                    13932.90
  1989/06/30      14556.08                    13853.48
  1989/07/31      15483.64                    15104.45
  1989/08/31      16192.95                    15400.50
  1989/09/30      15617.02                    15337.35
  1989/10/31      14513.64                    14981.53
  1989/11/30      14822.83                    15287.15
  1989/12/31      15420.45                    15654.04
  1990/01/31      14321.73                    14603.66
  1990/02/28      14417.54                    14792.04
  1990/03/31      14845.54                    15184.03
  1990/04/30      14500.59                    14804.43
  1990/05/31      15765.40                    16247.86
  1990/06/30      15894.08                    16137.38
  1990/07/31      15946.67                    16085.74
  1990/08/31      13816.94                    14631.59
  1990/09/30      13133.32                    13919.03
  1990/10/31      13284.51                    13859.18
  1990/11/30      14171.89                    14754.48
  1990/12/31      14783.20                    15166.13
  1991/01/31      15775.76                    15827.37
  1991/02/28      16985.24                    16959.03
  1991/03/31      17392.78                    17369.44
  1991/04/30      17254.74                    17411.13
  1991/05/31      18451.07                    18163.29
  1991/06/30      17949.63                    17331.41
  1991/07/31      18814.75                    18139.05
  1991/08/31      19184.57                    18568.95
  1991/09/30      19039.29                    18258.85
  1991/10/31      19343.07                    18503.51
  1991/11/30      18378.89                    17757.82
  1991/12/31      20498.64                    19789.32
  1992/01/31      20892.32                    19421.24
  1992/02/29      21645.75                    19673.71
  1992/03/31      21489.63                    19290.07
  1992/04/30      22270.21                    19857.20
  1992/05/31      22141.25                    19954.50
  1992/06/30      21484.95                    19657.18
  1992/07/31      22162.89                    20461.16
  1992/08/31      21405.62                    20041.71
  1992/09/30      21427.25                    20278.20
  1992/10/31      21210.89                    20349.17
  1992/11/30      21852.77                    21043.08
  1992/12/31      22323.99                    21301.91
  1993/01/31      22301.02                    21480.84
  1993/02/28      21910.58                    21772.98
  1993/03/31      22431.17                    22232.39
  1993/04/30      22847.22                    21694.37
  1993/05/31      23193.15                    22275.78
  1993/06/30      22611.36                    22340.38
  1993/07/31      22957.29                    22251.02
  1993/08/31      24081.57                    23094.33
  1993/09/30      23318.95                    22916.50
  1993/10/31      24199.50                    23390.88
  1993/11/30      24380.33                    23168.66
  1993/12/31      25171.88                    23449.00
  1994/01/31      27131.21                    24246.27
  1994/02/28      27088.43                    23589.20
  1994/03/31      26275.61                    22560.71
  1994/04/30      27546.27                    22849.48
  1994/05/31      28209.52                    23224.22
  1994/06/30      27856.36                    22655.22
  1994/07/31      29113.95                    23398.31
  1994/08/31      30802.21                    24357.64
  1994/09/30      30578.26                    23760.88
  1994/10/31      30526.58                    24295.50
  1994/11/30      28132.00                    23410.66
  1994/12/31      28891.11                    23757.84
  1995/01/31      28136.13                    24373.88
  1995/02/28      29768.99                    25323.73
  1995/03/31      30681.99                    26071.03
  1995/04/30      31339.71                    26838.83
  1995/05/31      31651.77                    27911.57
  1995/06/30      32186.73                    28559.96
  1995/07/31      33711.37                    29507.01
  1995/08/31      33854.02                    29581.07
  1995/09/30      34388.98                    30829.39
  1995/10/31      32677.11                    30719.33
  1995/11/30      34103.67                    32067.91
  1995/12/31      35087.75                    32685.54
  1996/01/31      36700.54                    33798.15
  1996/02/29      37948.53                    34111.46
  1996/03/31      39782.12                    34439.95
  1996/04/30      40196.67                    34947.60
  1996/05/31      40109.72                    35848.90
  1996/06/30      39597.73                    35985.48
  1996/07/31      37994.11                    34395.64
  1996/08/30      39675.01                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 144951 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Chemicals Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $39,675 - a 296.75% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                  % OF FUND'S
                                  INVESTMENTS

Raychem Corp.                     6.6

Praxair, Inc.                     6.4

Monsanto Co.                      6.0

du Pont (E.I.) de Nemours & Co.   5.4

Cytec Industries, Inc.            5.2

Union Carbide Corp.               4.5

IMC Global, Inc.                  2.8

Potash Corp. of Saskatchewan      2.7

Witco Corp.                       2.7

Great Lakes Chemical Corp.        2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
36
 Chemicals 43.3%
 Industrial Gases 12.6%
 Agricultural Chemicals 7.3%
 Chemicals, General 4.1%
 Adhesives & Sealants 3.2%
 All Others 29.5% *
Row: 1, Col: 1, Value: 29.5
Row: 1, Col: 2, Value: 3.2
Row: 1, Col: 3, Value: 4.1
Row: 1, Col: 4, Value: 7.3
Row: 1, Col: 5, Value: 12.6
Row: 1, Col: 6, Value: 43.3
* INCLUDES SHORT-TERM INVESTMENTS
CHEMICALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Avery,
Portfolio Manager of
Fidelity Select
Chemicals Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months ended August 31, 1996, the fund had a total return of 4.55%. For the past year, it returned 17.19%. For the same periods, the Standard &Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. HOW DO YOU EVALUATE THE CHEMICAL MARKET, AND HOW DID YOU POSITION THE FUND DURING THE PERIOD?
A. I look at the chemical industry in three segments: commodity, specialty and diversified. Commodity chemical companies generally perform well in the earlier stages of an economic expansion. Therefore, their stock prices typically react to investors' outlook on the economy as well as the underlying price of the raw materials - such as ethylene and methanol - they supply. Specialty chemical companies, on the other hand, are more broadly based companies that are less susceptible to changes in the economy. Finally, diversifieds are exactly that - companies offering a wide range of chemical-related products. During the period, I overweighted commodity companies until they became too expensive relative to historical standards. Additionally, I believe that the supply of chemical commodities will grow faster than demand, thereby driving down profitability. I felt it was appropriate to lower the fund's position.
Q. WHAT ABOUT SPECIALTY AND DIVERSIFIED COMPANIES?
A. I took every opportunity to raise the fund's stake in these companies. My goal is to try to position the fund so that it has as little exposure as possible to economic cycles. I can't predict what the economy is going to do, but I can look at such features as a company's product line, management philosophy, profitability and potential earnings and make sound decisions about its attractiveness as an investment.
Q. CAN YOU GIVE SOME EXAMPLES?
A. Sure. Many of the fund's core holdings are companies that are in the midst of going through positive changes - such as a new management team taking over and accelerating the rate of cost cutting. du Pont - the global chemical conglomerate - is cutting costs and managing its portfolio of businesses to focus on high return businesses. A company such as Monsanto, which used to be considered a pure commodity company, has since refocused its assets on agricultural chemicals and agriculture biotech products. Finally, Praxair positioned itself well in a high growth industry - industrial gas.
Q. WHY DID YOU RAISE THE FUND'S STAKE IN FERTILIZER COMPANIES?
A. It made sense to own fertilizer companies such as IMC Global and Potash given the currently low levels of grain reserves and the high level of crop planting expected next year. This may drive up fertilizer demand and pricing.
Q. YOU'VE SAID SPECIALTY AND DIVERSIFIED CHEMICAL COMPANIES ARE ATTRACTIVE BECAUSE THEY ARE USUALLY NOT ECONOMICALLY SENSITIVE. IS THERE A POTENTIAL DOWNSIDE TO THESE GROUPS?
A. While my goal is to find companies that can grow their earnings no matter what's going on in the economy, sometimes I find that individual companies have become more tied to the economy than they had been in the past. Therefore, although I may like a company's long-term prospects, its stock may encounter some price volatility when the economic outlook is uncertain.
Q. JOHN, WHAT DO YOU SEE AHEAD FOR THE CHEMICAL SECTOR?
A. It seems clear to me that supply will outstrip demand in the commodity chemical area and, therefore, I don't anticipate increasing the fund's position in this segment. As for the diversified and specialty areas, I will continue to focus on companies that I believe offer less exposure to unpredictable economic cycles.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 069
TRADING SYMBOL: FSCHX
SIZE: as of August 31, 1996, more than
$92 million
MANAGER: John Avery, since 1995;
manager, Fidelity Select Regional Banks, since September 1996; joined Fidelity in 1994
(checkmark)
CHEMICALS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.4%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 1.3%
CROPS - 1.3%
Delta & Pine Land Co.   42,900 $ 1,217,283  24735710
CHEMICALS & PLASTICS - 78.3%
ADHESIVES & SEALANTS - 3.2%
Ferro Corp.   30,000  783,750  31540510
Fuller (H.B.) Co.   31,104  1,100,304  35969410
International Specialty Products, Inc. (a)  26,700  293,700  46033410
Loctite Corp.   7,900  346,613  54013710
Lydall, Inc. (a)  16,500  408,375  55081910
  2,932,742
AGRICULTURAL CHEMICALS - 7.3%
FMC Corp. (a)  14,200  908,800  30249130
IMC Global, Inc.   60,640  2,607,520  44966910
OM Group, Inc.   19,100  725,800  67087210
Potash Corp. of Saskatchewan  32,700  2,473,561  73755L10
  6,715,681
CHEMICALS - 43.3%
Asahi Chemical Industry Co. Ltd.   142,000  952,101  04338910
BASF AG  49,000  1,458,666  05526230
Bayer AG  7,500  267,939  07273010
Crompton & Knowles Corp.   131,021  1,965,315  22711110
Cytec Industries, Inc. (a)  137,013  4,761,202  23282010
du Pont (E.I.) de Nemours & Co.   60,800  4,993,200  26353410
Ethyl Corp.   34,800  313,200  29765910
Hercules, Inc.   35,700  1,776,075  42705610
Hoechst AG Ord.   22,500  788,621  43439010
Imperial Chemical Industries
 PLC ADR   35,200  1,782,000  45270450
Lyondell Petrochemical Co.   12,600  286,650  55207810
Monsanto Co.   170,100  5,464,463  61166210
NL Industries, Inc.   18,300  201,300  62915640
Olin Corp.   21,700  1,719,725  68066520
Raychem Corp.   88,300  6,059,588  75460310
Rohm & Haas Co.   4,000  250,000  77537110
Union Carbide Corp.   96,300  4,164,975  90558110
Witco Corp.   81,000  2,450,250  97738510
  39,655,270
CHEMICALS, GENERAL - 4.1%
Grace (W.R.) & Co.   22,300  1,463,438  38388310
Great Lakes Chemical Corp.   40,360  2,320,700  39056810
  3,784,138
INDUSTRIAL GASES - 12.6%
AGA AB Series B shares  119,400  1,938,956  00107010
Air Products & Chemicals, Inc.   23,000  1,259,250  00915810
BOC Group PLC  74,900  1,014,109  09676210
L'Air Liquide  5,700  969,304  00867810
NuCo2, Inc. (a)  18,900  491,400  62942810
Praxair, Inc.   141,953  5,837,817  74005P10
  11,510,836
INORGANIC CHEMICALS - 2.2%
Minerals Technologies, Inc.   12,000  457,500  60315810
Valspar Corp.   33,100  1,563,975  92035510
  2,021,475
NITROGENOUS FERTILIZERS - 0.8%
Soc Quimica y Minera de Chile ADR  14,300  754,325  83363510
ORGANIC CHEMICALS - 0.3%
Cambrex Corp.   9,450  310,669  13201110
PLASTIC FOAM PRODUCTS - 1.0%
Foamex International, Inc. (a)  58,200  905,738  34412310

 SHARES VALUE (NOTE 1)
PLASTICS & SYNTHETIC RESINS - 0.6%
Geon Co.   3,300 $ 73,425  37246W10
Schulman (A.), Inc.   9,000  195,750  80819410
Spartech Corp.   25,600  252,800  84722020
  521,975
PLASTICS - 2.5%
Hanna (M.A.) Co.   15,125  328,969  41052210
Sealed Air Corp. (a)  51,100  1,935,413  81211510
  2,264,382
PLASTICS, RESINS & ELASTOMERS - 0.4%
AT Plastics, Inc.   37,500  369,998  00194710
TOTAL CHEMICALS & PLASTICS   71,747,229
CONSUMER DURABLES - 1.9%
MANUFACTURING INDUSTRIES - 1.9%
Minnesota Mining & Manufacturing Co.   25,600  1,760,000  60405910
DRUGS & PHARMACEUTICALS - 1.1%
BIOTECHNOLOGY - 1.1%
Sigma Aldrich Corp.   18,400  970,600  82655210
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
PUMPING EQUIPMENT - 0.3%
Duriron Co., Inc.   8,700  234,900  26684910
IRON & STEEL - 2.0%
METAL FORGINGS & STAMPINGS - 2.0%
Hexcel Corp. (a)  106,800  1,882,350  42829110
PHOTOGRAPHIC EQUIPMENT - 0.1%
Imation Corp. (a)  2,560  60,480  45245A10
PRECIOUS METALS - 0.4%
GOLD ORES - 0.4%
Stillwater Mining Co. (a)(b)  19,400  397,700  86074Q90
TOTAL COMMON STOCKS
 (Cost $75,609,253)   78,270,542
REPURCHASE AGREEMENTS - 14.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 13,376,799  13,369,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $88,978,253)  $ 91,639,542
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $397,700 or 0.4% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $201,255,657 and $204,801,335, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $80,053 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $7,645,000 and $4,651,750, respectively. The weighted average interest rate paid was 5.7%. Interest expense includes $2,934 paid under the bank borrowing program (see Note 6 of Notes to Financial Statements).
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily balance during the period for which the loan was outstanding amounted to $25,562,000. The weighted average interest rate was 5.5%. Interest expense includes $3,880 paid under the interfund lending program (see Note 8 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   86.1%
Canada   3.1
United Kingdom   3.1
Germany   2.7
Sweden   2.1
France   1.1
Japan   1.0
Chile   0.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $88,978,253. Net unrealized appreciation aggregated $2,661,289, of which $5,511,393 related to appreciated investment securities and $2,850,104 related to depreciated investment securities. CHEMICALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 91,639,542
securities, at
value (including
repurchase
agreements of
$13,369,000)
(cost
$88,978,253) -
See
accompanying
schedule

Cash                                      995

Receivable for                            932,724
fund shares sold

Dividends                                 175,138
receivable

Redemption fees                           188
receivable

Other receivables                         62,769

Prepaid expenses                          25,053

 TOTAL ASSETS                             92,836,409

LIABILITIES

Payable for fund             $ 454,029
shares
redeemed

Accrued                       42,539
management
fee

Other payables                151,463
and
accrued
expenses

 TOTAL LIABILITIES                        648,031

NET ASSETS                               $ 92,188,378

Net Assets
consist of:

Paid in capital                          $ 75,866,187

Undistributed net                         1,090,589
investment
income

Accumulated                               12,570,151
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            2,661,451
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                          $ 92,188,378
2,244,874
shares
outstanding

NET ASSET VALUE                           $41.07
and redemption
price per share
($92,188,378 (divided by)
2,244,874
shares)

Maximum offering                          $42.34
price per share
(100/97.00 of
$41.07)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                            $ 1,820,427
INCOME
Dividends

Interest (including                    540,964
income on
securities
loaned of
$4,392)

 TOTAL INCOME                          2,361,391

EXPENSES

Management fee         $ 447,884

Transfer agent          685,546
fees

Accounting and          74,199
security lending
fees

Non-interested          271
trustees'
compensation

Custodian fees          18,391
and expenses

Registration fees       25,053

Audit                   20,161

Legal                   808

Interest                6,814

Miscellaneous           1,370

 Total expenses         1,280,497
before
reductions

 Expense                (16,875        1,263,622
reductions             )

NET INVESTMENT                         1,097,769
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             12,597,516
securities

 Foreign                (10,270        12,587,246
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (10,725,028
securities             )

 Assets and             265            (10,724,763
liabilities in                        )
 foreign
currencies

NET GAIN (LOSS)                        1,862,483

NET INCREASE                          $ 2,960,252
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                 $ 437,903
INFORMATION
Sales charges
paid to FDC

 Deferred sales                       $ 3,715
charges
withheld
 by FDC

 Exchange fees                        $ 94,328
withheld by FSC

 Expense                              $ 15,865
reductions
 Directed
brokerage
arrangements

  Custodian                            130
interest credits

  Transfer agent                       880
interest credits

                                      $ 16,875

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 1,097,769     $ 31,898
Net investment
income

 Net realized        12,587,246      9,931,910
gain (loss)

 Change in net       (10,724,763     8,885,611
unrealized          )
appreciation
(depreciation)

 NET INCREASE        2,960,252       18,849,419
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     -               (214,329
shareholders                        )
From net
investment
income

 From net            (1,957,920      (6,011,068
realized gain       )               )

 TOTAL               (1,957,920      (6,225,397
DISTRIBUTIONS       )               )

Share                287,449,062     70,422,861
transactions
Net proceeds
from sales of
shares

 Reinvestment of     1,944,433       6,107,748
distributions

 Cost of shares      (287,660,120    (97,475,212
redeemed            )               )

 Paid in capital     222,207         40,196
portion of
redemption fees

 NET INCREASE        1,955,582       (20,904,407
(DECREASE) IN                       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              2,957,914       (8,280,385
INCREASE                            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        89,230,464      97,510,849
period

 End of period      $ 92,188,378    $ 89,230,464
(including
undistributed
net investment
income of
$1,090,589
and $15,890,
respectively)

OTHER
INFORMATION
Shares

 Sold                6,938,320       1,900,418

 Issued in           47,058          171,374
reinvestment of
distributions

 Redeemed            (6,997,518      (2,690,711
                    )               )

 Net increase        (12,140)        (618,919)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 39.53      $ 33.91    $ 31.66    $ 28.62    $ 32.81    $ 26.25
beginning of
period

Income from
Investment
Operations

 Net investment        .31          .01        .36        .29        .30        .12
income

 Net realized and      1.43         8.89       2.65       5.97       (.84)      7.27
unrealized gain
(loss)

 Total from            1.74         8.90       3.01       6.26       (.54)      7.39
investment
operations



Less Distributions

 From net              -            (.08)      (.22)      (.23)      (.31)      (.18)
investment
income

 From net              (.26)        (3.22)     (.60)      (3.05)     (3.36)     (.71)
realized gain

 Total                 (.26)        (3.30)     (.82)      (3.28)     (3.67)     (.89)
distributions

Redemption fees        .06          .02        .06        .06        .02        .06
added to paid in
capital

Net asset value,      $ 41.07      $ 39.53    $ 33.91    $ 31.66    $ 28.62    $ 32.81
end of period

TOTAL RETURN B, C      4.55%        27.48%     9.90%      23.63%     (1.61)%    29.07%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 92,188     $ 89,230   $ 97,511   $ 62,217   $ 28,796   $ 39,566
period (000
omitted)

Ratio of expenses      1.72% A      1.99%      1.52%      1.93%      1.89% A    2.16%
to average net
assets

Ratio of expenses      1.69% A,     1.97%      1.51%      1.93%      1.89% A    2.16%
to average net        E            E          E
assets after
expense
reductions

Ratio of net           1.47% A      .04%       1.07%      .97%       1.21% A    .40%
investment
income to
average net
assets

Portfolio turnover     314% A       87%        106%       81%        214% A     87%
rate

Average               $ .0447
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


CONSTRUCTION AND HOUSING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996            MONTH    YEAR     YEARS    FUND
                           S

CONSTRUCTION AND HOUSING   7.92%    16.32%   89.87%   234.32%

CONSTRUCTION AND HOUSING   4.68%    12.83%   84.17%   224.29%
(INCL. 3% SALES CHARGE)

S&P 500                    2.96%    18.73%   89.14%   281.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on September 29, 1986. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED              PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996            YEAR     YEARS    FUND

CONSTRUCTION AND HOUSING   16.32%   13.68%   12.92%

CONSTRUCTION AND HOUSING   12.83%   12.99%   12.58%
(INCL. 3% SALES CHARGE)

S&P 500                    18.73%   13.59%   14.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960909 151908 S00000000000001
             Construction & Housing      SP Standard & Poor 500
             00511                       SP001
  1986/09/29       9700.00                    10000.00
  1986/09/30       9709.70                     9962.80
  1986/10/31      10262.60                    10537.66
  1986/11/30      10369.30                    10793.72
  1986/12/31      10437.20                    10518.48
  1987/01/31      12192.90                    11935.32
  1987/02/28      13483.00                    12406.77
  1987/03/31      14307.50                    12765.32
  1987/04/30      13327.80                    12651.71
  1987/05/31      12949.50                    12761.78
  1987/06/30      12804.00                    13406.25
  1987/07/31      13599.40                    14085.95
  1987/08/31      13890.40                    14611.35
  1987/09/30      12823.40                    14291.37
  1987/10/31       8749.40                    11213.00
  1987/11/30       8109.20                    10289.05
  1987/12/31       9141.24                    11072.05
  1988/01/31       9466.31                    11538.18
  1988/02/29      10352.85                    12075.86
  1988/03/31      10766.57                    11702.72
  1988/04/30      11081.79                    11832.62
  1988/05/31      11012.83                    11935.56
  1988/06/30      11662.97                    12483.41
  1988/07/31      11544.76                    12435.97
  1988/08/31      10953.73                    12013.15
  1988/09/30      11288.65                    12524.91
  1988/10/31      11367.45                    12873.10
  1988/11/30      11229.54                    12689.01
  1988/12/31      11809.46                    12911.07
  1989/01/31      12529.18                    13856.16
  1989/02/28      12377.13                    13511.14
  1989/03/31      12691.37                    13825.95
  1989/04/30      13188.08                    14543.52
  1989/05/31      13654.38                    15132.53
  1989/06/30      13645.75                    15046.28
  1989/07/31      14199.39                    16404.95
  1989/08/31      14438.22                    16726.49
  1989/09/30      14698.76                    16657.91
  1989/10/31      13873.72                    16271.45
  1989/11/30      14079.98                    16603.39
  1989/12/31      13769.49                    17001.87
  1990/01/31      12900.94                    15861.04
  1990/02/28      13167.30                    16065.65
  1990/03/31      13908.46                    16491.39
  1990/04/30      13503.14                    16079.11
  1990/05/31      14753.86                    17646.82
  1990/06/30      14487.50                    17526.82
  1990/07/31      13731.86                    17470.73
  1990/08/31      11986.06                    15891.38
  1990/09/30      10748.37                    15117.47
  1990/10/31      10370.55                    15052.46
  1990/11/30      11373.73                    16024.85
  1990/12/31      12442.05                    16471.95
  1991/01/31      13536.43                    17190.12
  1991/02/28      14722.01                    18419.22
  1991/03/31      15086.80                    18864.96
  1991/04/30      15321.31                    18910.24
  1991/05/31      16845.63                    19727.16
  1991/06/30      15985.76                    18823.66
  1991/07/31      16402.66                    19700.84
  1991/08/31      17080.14                    20167.75
  1991/09/30      16702.32                    19830.95
  1991/10/31      16415.69                    20096.68
  1991/11/30      15594.91                    19286.79
  1991/12/31      17582.47                    21493.19
  1992/01/31      18889.56                    21093.42
  1992/02/29      19198.76                    21367.64
  1992/03/31      19184.71                    20950.97
  1992/04/30      19451.75                    21566.92
  1992/05/31      20070.16                    21672.60
  1992/06/30      18636.06                    21349.68
  1992/07/31      18973.62                    22222.88
  1992/08/31      18326.63                    21767.31
  1992/09/30      18565.74                    22024.17
  1992/10/31      19212.72                    22101.25
  1992/11/30      20323.86                    22854.91
  1992/12/31      20872.39                    23136.02
  1993/01/31      21744.42                    23330.36
  1993/02/28      22138.23                    23647.66
  1993/03/31      22658.64                    24146.62
  1993/04/30      22123.98                    23562.27
  1993/05/31      22363.23                    24193.74
  1993/06/30      22630.63                    24263.90
  1993/07/31      23404.69                    24166.85
  1993/08/31      24375.78                    25082.77
  1993/09/30      25163.91                    24889.63
  1993/10/31      26078.71                    25404.85
  1993/11/30      25670.57                    25163.50
  1993/12/31      27887.78                    25467.98
  1994/01/31      28798.86                    26333.89
  1994/02/28      28215.20                    25620.25
  1994/03/31      26563.85                    24503.20
  1994/04/30      26503.76                    24816.84
  1994/05/31      25101.29                    25223.84
  1994/06/30      24485.92                    24605.86
  1994/07/31      25187.15                    25412.93
  1994/08/31      26145.98                    26454.86
  1994/09/30      24686.27                    25806.71
  1994/10/31      23956.42                    26387.37
  1994/11/30      22983.28                    25426.34
  1994/12/31      23441.19                    25803.41
  1995/01/31      23544.07                    26472.49
  1995/02/28      24675.71                    27504.13
  1995/03/31      25116.61                    28315.77
  1995/04/30      25146.00                    29149.67
  1995/05/31      26380.52                    30314.78
  1995/06/30      26630.37                    31019.00
  1995/07/31      27864.89                    32047.59
  1995/08/31      27879.58                    32128.03
  1995/09/30      27717.92                    33483.83
  1995/10/31      27703.22                    33364.29
  1995/11/30      29408.04                    34828.98
  1995/12/31      30186.91                    35499.79
  1996/01/31      30125.46                    36708.20
  1996/02/29      30048.65                    37048.49
  1996/03/31      31077.92                    37405.26
  1996/04/30      31117.38                    37956.62
  1996/05/31      32141.29                    38935.52
  1996/06/30      32333.27                    39083.86
  1996/07/31      30973.39                    37357.14
  1996/08/30      32429.26                    38145.00
IMATRL PRASUN   SHR__CHT 19960831 19960909 151913 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Construction and Housing Portfolio on September 29, 1986, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $32,429 - a 224.29% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $38,145 over the same period - a 281.45% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                             % OF FUND'S
                             INVESTMENTS

Lowe's Companies, Inc.       5.6

Home Depot, Inc. (The)       4.8

Black & Decker Corp.         3.9

Sherwin-Williams Co.         3.8

Leggett & Platt, Inc.        3.1

Belmont Homes, Inc.          3.1

Green Tree Financial Corp.   3.0

Caterpillar, Inc.            3.0

Fluor Corp.                  2.6

Masco Corp.                  2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Appliances 7.6%
Lumber & Building
Materials - Retail 5.6%
Building Materials - Retail 4.8%
Furniture 4.4%
Farm Machinery
& Equipment 4.3%
All Others 73.3% *
Row: 1, Col: 1, Value: 73.3
Row: 1, Col: 2, Value: 4.3
Row: 1, Col: 3, Value: 4.4
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 5.6
Row: 1, Col: 6, Value: 7.6
* INCLUDES SHORT-TERM INVESTMENTS
CONSTRUCTION AND HOUSING PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW




NOTE TO SHAREHOLDERS: Effective August 1, 1996, Peter Saperstone (right) became Portfolio Manager of Fidelity Construction and Housing Portfolio. The following is an interview with William Bower, who managed the fund during most of the period covered by the report, and Peter Saperstone, who discusses his investing style and outlook.
Q. BILL, HOW DID THE FUND PERFORM?
A. Pretty well. For the six months ended August 31, 1996, the fund had a return of 7.92%. This compared favorably to the Standard & Poor's 500 Index, which posted a return of 2.96% over the same period. For the 12-month period ended August 31, 1996, the fund provided a return of 16.32%, while the S&P 500 posted a return of 18.73%.
Q. CAN YOU POINT TO ANY PARTICULAR FACTORS AS HAVING HAD A SIGNIFICANT EFFECT ON THE PORTFOLIO?
A. Relative to the index, my overweighting in manufactured housing helped performance, as this sector continued to grab market share from "site-built," or homebuilding, stocks. This shift in market share was due partly to continued strong job growth in the Southeast region of the U.S. A lot of factories opened up below the Mason-Dixon line, and the blue-collar workers in that region tend to utilize manufactured housing. Also, with home values falling, many people don't look at homes in terms of investment value anymore. Instead, they're seeking out more affordable alternatives such as manufactured housing.
Q. THIS FUND IS VERY CYCLICAL - THAT IS, IT TENDS TO PARALLEL THE UPS AND DOWNS OF THE ECONOMY. CAN YOU DESCRIBE THE ECONOMIC CONDITIONS OVER THE PAST SIX MONTHS AND THEIR RAMIFICATIONS?
A. Sure. The economy showed its strength during the period, resulting in increased home sales and housing starts, both key indicators of the well-being of the sector. In this type of atmosphere, stocks such as Home Depot and Lowe's tend to flourish because people are either in the remodeling phase or the building phase. This sends a positive ripple throughout the sector. The sector historically has been characterized as having good "fundamentals" when there have been strong housing starts, low interest rates, low unemployment and solid jobs creation. These trends, for the most part, existed during the period.
Q. HOW DID RETAIL STOCKS PERFORM?
A. The retail sector performed well as investors showed renewed confidence in the economy. Retail stocks in general are powerful forces within the housing sector; they tend to benefit from industry consolidations and, in a sense, these companies can control pricing. In terms of the portfolio, we saw good returns from two of the fund's larger positions - Home Depot and Lowe's - due largely to the robust economy. Both companies are trying to improve earnings growth by expanding square footage and increasing the profitability of existing stores. There are also a lot of investment opportunities in the retail sector with companies that tend to be less sensitive to the economy. Stocks such as Black & Decker and Stanley Works - companies with established product lines - would fall into that category.
Q. WHICH INDIVIDUAL HOLDINGS PLAYED KEY ROLES?
A. Actually, I was helped by some of the stocks I avoided. I generally steered clear of many of the paper and lumber stocks because pricing and inventories were high. Sunbeam-Oster, an appliance manufacturer, was a good performer.
Q. TURNING TO YOU PETER, HOW WOULD YOU EXPLAIN YOUR INVESTING STRATEGY?
A. In this sector, I'm looking for companies that can benefit from strong secular trends, tend to be less sensitive to fluctuations in the U.S. housing market, are internationally diversified, or are cost reduction stories. In terms of secular trends, retail consolidation could benefit companies such as Lowe's and Home Depot. Black & Decker and Sherwin-Williams are companies that can perform well in a weakening housing market, and Stanley Works continues to aggressively attack its cost structure.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The cyclicality of the housing market plays an integral role in the performance of the group. If current economic conditions hold - moderate economic growth combined with minimal inflationary pressure - the group should continue to meet earnings expectations over the next couple of quarters.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 511
TRADING SYMBOL: FSHOX
SIZE: as of August 31, 1996, more than
$62 million
MANAGER: Peter Saperstone, since August
1996; equity analyst, textile, apparel and footwear industries, since 1995; building materials and appliances, since 1996, joined
Fidelity in 1995
(checkmark)
CONSTRUCTION AND HOUSING PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.6%
 SHARES VALUE (NOTE 1)
APPAREL STORES - 1.9%
SHOE STORES - 1.9%
Payless ShoeSource, Inc. (a)  35,000 $ 1,229,370  70437910
AUTOS, TIRES, & ACCESSORIES - 0.6%
AUTO & TRUCK PARTS - 0.6%
Titan Wheel International, Inc.   26,900  410,225  88832810
BUILDING MATERIALS - 12.4%
CEMENT - 2.8%
Centex Construction Products, Inc.   14,300  210,925  15231R10
Medusa Corp.   20,400  606,900  58507230
Texas Industries, Inc.   5,600  364,700  88249110
Vulcan Materials Co.   9,900  572,963  92916010
  1,755,488
CONCRETE, GYPSUM, PLASTER - 0.4%
CalMat Co.   13,500  243,000  13127110
FABRICATED STRUCTURAL METAL - 0.1%
United Dominion Industries Ltd.   2,600  52,988  90991410
HEATING & AIR-CONDITIONING EQUIPMENT - 2.1%
Falcon Building Products, Inc. (a)  113,400  1,332,450  30591610
PAINT & VARNISH - 3.8%
Sherwin-Williams Co.   55,000  2,406,250  82434810
PLUMBING SUPPLIES - WHOLESALE - 3.2%
Masco Corp.   53,400  1,555,275  57459910
Shelter Components Corp.   37,625  479,719  82283510
  2,034,994
TOTAL BUILDING MATERIALS   7,825,170
CHEMICALS & PLASTICS - 1.8%
CHEMICALS - 1.8%
PPG Industries, Inc.   22,500  1,110,938  69350610
CONSTRUCTION - 13.3%
CONSTRUCTION - 0.8%
Walter Industries, Inc. (a)  37,200  497,550  93317Q10
GENERAL BUILDING - 1.2%
Crossman Communities, Inc. (a)  11,900  211,225  22764E10
DR Horton, Inc.   60,940  540,843  23331A10
  752,068
MOBILE HOMES - 2.9%
Clayton Homes, Inc.   37,800  760,725  18419010
Oakwood Homes Corp.   46,400  1,090,400  67409810
  1,851,125
OPERATIVE BUILDERS - 2.1%
Continental Homes Holding Corp.   34,700  667,975  21148C10
Lennar Corp.   21,400  478,825  52605710
Washington Homes, Inc. (a)  47,600  184,450  93886410
  1,331,250
PREFABRICATED WOOD BUILDINGS - 3.0%
American Homestar Corp. (a)  56,800  1,334,800  02665110
Palm Harbor Homes, Inc. (a)  19,750  585,094  69663910
  1,919,894
SINGLE-FAMILY HOUSING CONSTRUCTION - 3.3%
Beazer Homes USA, Inc. (a)  10,000  145,000  07556Q10
Belmont Homes, Inc. (a)  91,500  1,967,250  08038110
  2,112,250
TOTAL CONSTRUCTION   8,464,137

 SHARES VALUE (NOTE 1)
CONSUMER ELECTRONICS - 7.6%
APPLIANCES - 7.6%
Black & Decker Corp.   63,000 $ 2,488,500  09179710
Maytag Co.   17,200  346,150  57859210
Sunbeam-Oster, Inc.   56,400  1,226,700  86707110
Whirlpool Corp.   15,000  735,000  96332010
  4,796,350
CREDIT & OTHER FINANCE - 3.0%
MORTGAGE BANKERS - 3.0%
Green Tree Financial Corp.   54,400  1,890,400  39350510
ENGINEERING - 3.2%
ARCHITECTS & ENGINEERS - 2.6%
Fluor Corp.   25,700  1,644,800  34386110
SPECIAL CONTRACTORS - 0.6%
Foster Wheeler Corp.   9,000  388,125  35024410
TOTAL ENGINEERING   2,032,925
FEDERAL SPONSORED CREDIT - 1.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 1.4%
Federal National Mortgage Association  29,400  911,400  31358610
HOME FURNISHINGS - 5.4%
FURNITURE - 4.4%
Furniture Brands International, Inc. (a)  65,600  787,200  36092110
Leggett & Platt, Inc.   69,900  1,992,150  52466010
  2,779,350
FURNITURE STORES - 1.0%
Haverty Furniture Companies, Inc.   38,050  413,794  41959610
Heilig-Meyers Co.   13,153  233,466  42289310
  647,260
TOTAL HOME FURNISHINGS   3,426,610
HOUSEHOLD PRODUCTS - 1.7%
FABRICATED RUBBER PRODUCTS - 1.7%
Premark International, Inc.   59,000  1,076,750  74045910
INDUSTRIAL MACHINERY & EQUIPMENT - 12.8%
ACCESS & MEASURING CUTTING TOOLS - 1.4%
Stanley Works  33,000  907,500  85461610
CONSTRUCTION EQUIPMENT - 3.3%
Caterpillar, Inc.   27,200  1,873,400  14912310
Komatsu Ltd. Ord.   23,000  196,253  50045899
  2,069,653
FARM MACHINERY & EQUIPMENT - 4.3%
Allied Products Corp.   29,700  768,488  01941110
Case Corp.   17,200  782,600  14743R10
Deere & Co.   16,900  671,775  24419910
Varity Corp. (a)  9,900  497,475  92224R60
  2,720,338
GENERAL INDUSTRIAL MACHINERY - 1.5%
Ingersoll-Rand Co.   22,500  961,875  45686610
LAWN, GARDEN TRACTORS, EQUIPMENT - 2.3%
Toro Co.   47,300  1,478,125  89109210
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,137,491
IRON & STEEL - 2.3%
METAL FORGINGS & STAMPINGS - 2.3%
TriMas Corp.   61,800  1,436,850  89621510
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
LEISURE DURABLES & TOYS - 1.8%
MOTOR HOMES - 0.4%
Thor Industries, Inc.   13,500 $ 281,813  88516010
TRAVEL TRAILERS AND CAMPERS - 1.4%
Champion Enterprises, Inc. (a)  46,600  885,400  15849610
TOTAL LEISURE DURABLES & TOYS   1,167,213
METALS & MINING - 0.9%
METAL ORES - 0.6%
Wolverine Tube, Inc. (a)   9,100  373,100  97809310
NON-METALLIC MINERAL MINING - 0.3%
Martin Marietta Materials, Inc.   9,000  198,000  57328410
TOTAL METALS & MINING   571,100
PAPER & FOREST PRODUCTS - 1.3%
PAPER - 1.3%
Champion International Corp.   10,000  430,000  15852510
Georgia-Pacific Corp.   5,000  371,875  37329810
  801,875
REAL ESTATE - 0.3%
SUBDIVIDED REAL ESTATE DEVELOPMENT - 0.3%
Catellus Development Corp. (a)  18,000  171,000  14911110
RETAIL & WHOLESALE, MISCELLANEOUS - 10.4%
BUILDING MATERIALS - RETAIL - 4.8%
Home Depot, Inc. (The)  57,500  3,054,688  43707610
LUMBER & BUILDING MATERIALS - RETAIL - 5.6%
Lowe's Companies, Inc.   97,400  3,518,575  54866110
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   6,573,263
TEXTILES & APPAREL - 1.5%
APPAREL - 0.9%
Kellwood Co.   35,000  564,375  48804410
CARPETS & RUGS - 0.6%
Shaw Industries, Inc.   25,000  375,000  82028610
COTTON MILLS - 0.0%
Galey & Lord, Inc. (a)  1,000  11,625  36352K10
TOTAL TEXTILES & APPAREL   951,000
TOTAL COMMON STOCKS
 (Cost $49,096,807)   52,984,067
REPURCHASE AGREEMENTS - 16.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 10,416,073  10,410,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $59,506,807)  $ 63,394,067
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $37,072,931 and $24,292,691,respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $16,222 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $59,558,365. Net unrealized appreciation aggregated $3,835,702 of which $4,834,165 related to appreciated investment securities and $998,463 related to depreciated investment securities.
CONSTRUCTION AND HOUSING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 63,394,067
securities, at
value (including
repurchase
agreements of
$10,410,000)
(cost
$59,506,807) -
See
accompanying
schedule

Cash                                      897

Receivable for                            4,237
investments
sold

Receivable for                            57,166
fund shares sold

Dividends                                 57,276
receivable

Redemption fees                           174
receivable

Other receivables                         156

Prepaid expenses                          5,607

 TOTAL ASSETS                             63,519,580

LIABILITIES

Payable for                  $ 708,911
investments
purchased

Payable for fund              196,032
shares
redeemed

Accrued                       29,639
management
fee

Other payables                52,960
and
accrued
expenses

 TOTAL LIABILITIES                        987,542

NET ASSETS                               $ 62,532,038

Net Assets
consist of:

Paid in capital                          $ 56,355,428

Undistributed net                         33,283
investment
income

Accumulated                               2,256,067
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            3,887,260
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                          $ 62,532,038
3,085,221
shares
outstanding

NET ASSET VALUE                           $20.27
and redemption
price per share
($62,532,038 (divided by)
3,085,221
shares)

Maximum offering                          $20.90
price per share
(100/97.00 of
$20.27)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                          $ 246,454
INCOME
Dividends

Interest (including                  129,165
income on
securities
loaned of $277)

 TOTAL INCOME                        375,619

EXPENSES

Management fee         $ 145,334

Transfer agent          134,877
fees

Accounting and          30,114
security lending
fees

Non-interested          85
trustees'
compensation

Custodian fees          8,254
and expenses

Registration fees       5,607

Audit                   14,795

Legal                   182

Miscellaneous           569

 Total expenses         339,817
before
reductions

 Expense                (5,368       334,449
reductions             )

NET INVESTMENT                       41,170
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             2,315,529
securities

 Foreign                (25          2,315,504
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             559,040
securities

 Assets and             (1           559,039
liabilities in         )
 foreign
currencies

NET GAIN (LOSS)                      2,874,543

NET INCREASE                        $ 2,915,713
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 111,412
INFORMATION
Sales charges
paid to FDC

 Deferred sales                     $ 363
charges
withheld
 by FDC

 Exchange fees                      $ 9,435
withheld by FSC

 Expense                            $ 5,264
reductions
 Directed
brokerage
arrangements

  Custodian                          104
interest credits

                                    $ 5,368

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 41,170       $ 166,036
Net investment
income

 Net realized        2,315,504      4,719,847
gain (loss)

 Change in net       559,039        2,880,267
unrealized
appreciation
(depreciation)

 NET INCREASE        2,915,713      7,766,150
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     -              (162,155
shareholders                       )
From net
investment
income

 From net            (1,694,411     (1,876,368
realized gain       )              )

 TOTAL               (1,694,411     (2,038,523
DISTRIBUTIONS       )              )

Share                47,409,467     90,250,248
transactions
Net proceeds
from sales of
shares

 Reinvestment of     1,676,339      2,017,008
distributions

 Cost of shares      (30,504,402    (72,254,026
redeemed            )              )

 Paid in capital     61,319         64,179
portion of
redemption fees

 NET INCREASE        18,642,723     20,077,409
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              19,864,025     25,805,036
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        42,668,013     16,862,977
period

 End of period      $ 62,532,038   $ 42,668,013
(including
undistributed
net investment
income of
$33,283 and
$1,803,
respectively)

OTHER
INFORMATION
Shares

 Sold                2,355,875      4,943,241

 Issued in           89,025         103,809
reinvestment of
distributions

 Redeemed            (1,541,480     (3,869,788
                    )              )

 Net increase        903,420        1,177,262
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 19.56      $ 16.79    $ 19.82     $ 15.74    $ 13.84    $ 11.76
beginning of
period

Income from
Investment
Operations

 Net investment        .02          .07        (.02)       .01        .02        (.06)
income (loss)

 Net realized and      1.44         3.55       (2.50)      4.26       1.87       2.93
unrealized gain
(loss)

 Total from            1.46         3.62       (2.52)      4.27       1.89       2.87
investment
operations



Less Distributions

 From net              -            (.07)      -           -          -          -
investment
income

 From net              (.78)        (.81)      (.52)       (.22)      (.01)      (.88)
realized gain

 Total                 (.78)        (.88)      (.52)       (.22)      (.01)      (.88)
distributions

Redemption fees        .03          .03        .01         .03        .02        .09
added to paid in
capital

Net asset value,      $ 20.27      $ 19.56    $ 16.79     $ 19.82    $ 15.74    $ 13.84
end of period

TOTAL RETURN B, C      7.92%        21.77%     (12.54)%    27.45%     13.81%     26.96%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 62,532     $ 42,668   $ 16,863    $ 80,999   $ 31,111   $ 26,687
period (000
omitted)

Ratio of expenses      1.40% A      1.43%      1.76%       1.67%      2.02% A    2.50%
to average net                                                                  G
assets

Ratio of expenses      1.37% A,     1.40%      1.74%       1.66%      2.02% A    2.50%
to average net        E            E          E           E
assets after
expense
reductions

Ratio of net           .17% A       .39%       (.11)%      .03%       .20% A     (.49)%
investment
income (loss) to
average net
assets

Portfolio turnover     113% A       139%       45%         35%        60% A      183%
rate

Average               $ .0360
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
 TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. G DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE
FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN
ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.


ENVIRONMENTAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           MONTH    YEAR     YEARS    FUND
                          S

ENVIRONMENTAL SERVICES    7.33%    9.53%    20.01%   51.34%

ENVIRONMENTAL SERVICES    4.11%    6.25%    16.41%   46.80%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   147.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on June 29, 1989. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           YEAR     YEARS    FUND

ENVIRONMENTAL SERVICES    9.53%    3.71%    5.94%

ENVIRONMENTAL SERVICES    6.25%    3.08%    5.49%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.45%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960909 155914 S00000000000001
             Environmental Services      SP Standard & Poor 500
             00516                       SP001
  1989/06/29       9700.00                    10000.00
  1989/06/30       9573.90                     9761.13
  1989/07/31      10485.70                    10642.57
  1989/08/31      10621.50                    10851.16
  1989/09/30      11193.80                    10806.67
  1989/10/31      10941.60                    10555.96
  1989/11/30      11009.50                    10771.30
  1989/12/31      11368.64                    11029.81
  1990/01/31      10358.96                    10289.71
  1990/02/28      10562.83                    10422.44
  1990/03/31      11019.13                    10698.64
  1990/04/30      11077.38                    10431.17
  1990/05/31      12106.48                    11448.21
  1990/06/30      12485.11                    11370.37
  1990/07/31      12407.45                    11333.98
  1990/08/31      10863.80                    10309.39
  1990/09/30      10281.29                     9807.32
  1990/10/31      10135.66                     9765.15
  1990/11/30      10485.17                    10395.98
  1990/12/31      11087.09                    10686.03
  1991/01/31      12057.94                    11151.94
  1991/02/28      12611.32                    11949.30
  1991/03/31      12611.32                    12238.47
  1991/04/30      12572.49                    12267.85
  1991/05/31      12601.62                    12797.82
  1991/06/30      11650.18                    12211.68
  1991/07/31      12019.11                    12780.74
  1991/08/31      12232.69                    13083.64
  1991/09/30      11941.44                    12865.15
  1991/10/31      11494.85                    13037.54
  1991/11/30      10863.80                    12512.13
  1991/12/31      11936.55                    13943.51
  1992/01/31      13005.20                    13684.17
  1992/02/29      13146.34                    13862.06
  1992/03/31      11835.74                    13591.75
  1992/04/30      11482.88                    13991.35
  1992/05/31      11190.52                    14059.90
  1992/06/30      10592.18                    13850.41
  1992/07/31      10665.31                    14416.89
  1992/08/31      10445.94                    14121.35
  1992/09/30      10571.29                    14287.98
  1992/10/31      11072.70                    14337.99
  1992/11/30      11762.13                    14826.91
  1992/12/31      11772.58                    15009.28
  1993/01/31      12002.39                    15135.36
  1993/02/28      11866.59                    15341.20
  1993/03/31      11574.10                    15664.90
  1993/04/30      11333.85                    15285.81
  1993/05/31      11584.55                    15695.47
  1993/06/30      11438.31                    15740.99
  1993/07/31      10957.79                    15678.02
  1993/08/31      11542.77                    16272.22
  1993/09/30      11553.21                    16146.93
  1993/10/31      11877.04                    16481.17
  1993/11/30      11354.74                    16324.60
  1993/12/31      11699.45                    16522.12
  1994/01/31      12691.82                    17083.88
  1994/02/28      12462.01                    16620.90
  1994/03/31      11333.85                    15896.23
  1994/04/30      11521.87                    16099.70
  1994/05/31      11490.54                    16363.74
  1994/06/30      10801.10                    15962.83
  1994/07/31      11030.91                    16486.41
  1994/08/31      11417.41                    17162.35
  1994/09/30      11344.29                    16741.87
  1994/10/31      10957.79                    17118.56
  1994/11/30      10341.48                    16495.11
  1994/12/31      10581.74                    16739.73
  1995/01/31      10592.18                    17173.79
  1995/02/28      10727.98                    17843.05
  1995/03/31      11239.83                    18369.60
  1995/04/30      12044.17                    18910.59
  1995/05/31      12232.20                    19666.44
  1995/06/30      12733.60                    20123.29
  1995/07/31      13214.12                    20790.58
  1995/08/31      13402.14                    20842.77
  1995/09/30      13872.21                    21722.33
  1995/10/31      12890.29                    21644.78
  1995/11/30      13339.47                    22594.99
  1995/12/31      13346.83                    23030.17
  1996/01/31      13809.34                    23814.11
  1996/02/29      13677.20                    24034.87
  1996/03/31      14282.87                    24266.33
  1996/04/30      14757.09                    24624.01
  1996/05/31      15893.10                    25259.07
  1996/06/30      15606.34                    25355.30
  1996/07/31      13808.58                    24235.11
  1996/08/30      14679.89                    24746.22
IMATRL PRASUN   SHR__CHT 19960831 19960909 155918 R00000000000090

Let's say hypothetically that $10,000 was invested in Fidelity Select Environmental Services Portfolio on June 29, 1989, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $14,680 - a 46.80% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $24,746 over the same period - a 147.46% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

WMX Technologies, Inc.             6.1

Browning-Ferris Industries, Inc.   4.2

Ogden Corp.                        3.9

IMCO Recycling, Inc.               3.2

USA Waste Services, Inc.           3.2

Wheelabrator Technologies, Inc.    3.1

United Water Resources, Inc.       3.0

Fluor Corp.                        3.0

United Waste Systems, Inc.         2.9

Memtec Ltd. sponsored ADR          2.7

TOP INDUSTRIES AS OF AUGUST 31, 1996
Refuse Systems 30.6%
Pollution Equipment &
Design 11.6%
Sanitary Services 6.3%
Water Supply 5.3%
Architects & Engineers 3.4%
All Others 42.8% *
Row: 1, Col: 1, Value: 42.8
Row: 1, Col: 2, Value: 3.4
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 6.3
Row: 1, Col: 5, Value: 11.6
Row: 1, Col: 6, Value: 30.6
* INCLUDES SHORT-TERM INVESTMENTS
ENVIRONMENTAL SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




Robert Ewing,
Portfolio Manager of
Fidelity Select Environmental Services Portfolio
Q. BOB, HOW DID THE FUND PERFORM?
A. It did well over the past six months. For the six months ended August 31, 1996, the fund had a total return of 7.33%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 9.53%, and the S&P 500 had a total return of 18.73%.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE?
A. There were two main reasons the fund did well over the past six months. First, business prospects across the industry generally were more stable than they had been in some time and stock valuations - or stock prices compared to other measures such as earnings - were attractive after several years of underperformance relative to the broad market. Second, the fund benefited from its investments in mid-capitalization, or mid-sized, solid waste companies. There was a great deal of acquisition activity among the companies in this group, and the fund benefited from owning the acquiring companies as well as those that were being bought. The former included USA Waste and United Waste, both of which were aided by the cost savings and opportunities for improved profit margins that their acquisitions produced. Examples of acquired companies would be Addington Resources and Sanifill. The fund also benefited from the performance of individual stocks, such as Memtec, a water company that manufacturers membranes and filters, and TSI, which tests gas masks and profited from a multi-year contract with the U.S. Army.
Q. WERE THERE ANY OTHER MAJOR THEMES IN THE SECTOR DURING THE PERIOD?
A. Companies with any significant stake in recycling had a tough time of it over the past six months. That's because the cost of recyclable commodities dropped precipitously. Recycled paper fiber was the prime example of this trend, falling in price from about $180 per ton a year ago to about $40 per ton at the end of the period. This decrease largely was due to the moderate slowdown in the economy we saw earlier in the year. Demand for paper dropped off, and therefore demand for fiber by paper mills did so as well. While every solid waste company is involved in recyclable goods, Browning-Ferris Industries suffered notably because it has about 12% of its business generated through the value of commodities recovered from the waste stream. However, the core prospects of the solid waste business are favorable at this time, with about 2% or 3% volume growth and 3% to 4% pricing growth going forward. I estimate the long-term equilibrium price of paper at about $100 per ton and, if we approach that figure, the outlook for solid waste companies should improve.
Q. WERE YOU PURSUING ANY OTHER STRATEGIES OF NOTE?
A. In June and July, some of the fund's solid waste stocks reached fairly high valuations, so I tried to reduce some of the risk posed by that situation by reducing those positions and purchasing some convertible securities. The advantage here was one typical of convertible securities:
Their yield provided some downside protection if stocks were to fall, while at the same time the convertibles offered the possibility of participating in any upward swing in stock prices. I've since sold the fund's convertible securities. I also added to the fund's position in water utilities because they were selling at attractive valuations and contributed additional yield to the fund.
Q. WHAT WERE SOME OF THE STOCKS THAT DIDN'T PERFORM AS WELL AS YOU WOULD HAVE LIKED?
A. I already mentioned Browning-Ferris and its problems with commodity prices. IMCO Recycling - a company that recycles aluminum cans - was another disappointment. It suffered from the fall in the price of aluminum we've seen over the past six months.
Q. WHAT'S YOUR OUTLOOK?
A. I believe there will be more opportunities offered by acquiring companies in the solid waste sector that are consolidating their operations and driving results through the benefits of adding to their businesses. Companies whose prospects are sensitive to commodity prices hopefully will see some improvement in paper and other prices. If we continue to see the signs of economic improvement that have emerged recently, or if the economy accelerates even more, I might increase the fund's stake in these companies because in that environment commodity prices should improve. If the economy weakens, I'll look more to the water group because those stocks generally are more immune to economic trends. In general, though, I'm not structuring the fund in anticipation of the direction of the economy. Instead, I'll continue to focus on the business prospects of individual companies, making minor adjustments as the economic backdrop emerges.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 29, 1989
FUND NUMBER: 516
TRADING SYMBOL: FSLEX
SIZE: as of August 31, 1996, more than
$37 million
MANAGER: Robert Ewing, since January 1996;
equity analyst, restaurant, foods, specialty retail, toy retail industries, initial public offerings, 1990-1993; insurance, mortgage, specialty finance industries, since 1993;
joined Fidelity in 1990
(checkmark)
ENVIRONMENTAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.5%
ORDNANCE - 2.5%
Harsco Corp.   15,600 $ 949,650  41586410
BUILDING MATERIALS - 0.9%
NUTS, BOLTS, SCREWS - 0.9%
Dominion Bridge Corp. (a)  150,000  328,125  25719210
COAL - 2.5%
Addington Resources, Inc. (a)  41,000  943,000  00651610
CONSTRUCTION - 0.8%
HEAVY CONSTRUCTION - 0.8%
Emcor Group, Inc. (a)  20,000  295,000  29084Q10
DRUGS & PHARMACEUTICALS - 0.6%
COMMERCIAL LABORATORY RESEARCH - 0.6%
Energy Biosystems Corp. (a)  34,900  226,850  29265L10
ELECTRONIC INSTRUMENTS - 3.2%
INDUSTRIAL MEASUREMENT INSTRUMENTS - 2.4%
TSI, Inc.   96,000  900,000  87287610
LAB & RESEARCH EQUIPMENT - 0.8%
Microfluidics International Corp. (a)  181,400  294,775  59507310
TOTAL ELECTRONIC INSTRUMENTS   1,194,775
ENERGY SERVICES - 2.3%
OIL & GAS SERVICES - 2.3%
Newpark Resources, Inc.   21,400  773,075  65171850
Serv-Tech, Inc. (a)  26,600  93,100  81753910
  866,175
ENGINEERING - 3.4%
ARCHITECTS & ENGINEERS - 3.4%
Fluor Corp.   17,600  1,126,400  34386110
Harding Lawson Associations Group, Inc. (a) 27,900  170,888  41229310
  1,297,288
HOUSEHOLD PRODUCTS - 2.7%
MANUFACTURED PRODUCTS - 2.7%
Memtec Ltd. sponsored ADR   33,100  1,019,894  58626530
INDEPENDENT POWER - 2.4%
STEAM SUPPLY - 2.4%
Thermo Electron Corp.   22,950  909,394  88355610
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
SERVICE INDUSTRY MACHINERY - 2.1%
Ionics, Inc. (a)  8,000  345,000  46221810
Trojan Technologies Corp. (a)  38,300  425,478  89692410
  770,478
SPECIAL INDUSTRIAL MACHINERY - 2.5%
Thermo Fibertek, Inc. (a)  73,275  943,416  88355W10
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,713,894
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
MEDICAL TECHNOLOGY - 1.7%
Pall Corp.   12,000  282,000  69642930
Thermedics, Inc. (a)  13,000  354,250  88390110
  636,250
METALS & MINING - 3.2%
SECONDARY NONFERROUS SMELTING - 3.2%
IMCO Recycling, Inc.   75,800  1,203,325  44968110

 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 51.9%
HAZARDOUS WASTE MANAGEMENT - 3.4%
GNI Group, Inc. (a)  50,000 $ 287,500  36202210
International Technology Corp. (a)  80,000  220,000  46046510
Molten Metal Technology, Inc. (a)  16,500  503,250  60871210
TRC Companies, Inc. (a)  74,900  280,875  87262510
  1,291,625
POLLUTION EQUIPMENT & DESIGN - 11.6%
Calgon Carbon Corp.   27,000  310,500  12960310
Dames & Moore, Inc.   29,000  355,250  23571310
Handex Environmental Recovery, Inc. (a)  30,000  283,125  41024310
Ogden Corp.   75,400  1,479,725  67634610
Sevenson Environmental Services, Inc.   26,400  481,800  81806310
TETRA Technologies, Inc. (a)  15,900  282,225  88162F10
Thermatrix, Inc. (a)  28,000  252,000  88355010
Thermo Instrument Systems, Inc. (a)  21,200  821,500  88355910
Waste Management International PLC
 sponsored ADR  10,000  93,750  94090610
  4,359,875
REFUSE SYSTEMS - 30.6%
Allied Waste Industries, Inc.
 par value $0.01 (a)  125,300  1,002,400  01958930
American Disposal Services, Inc. (a)  10,000  142,500  02538910
Browning-Ferris Industries, Inc.   62,000  1,581,000  11588510
Continental Waste Industries, Inc. (a)   39,400  788,000  21215T30
Eastern Environmental Services, Inc. (a)  33,000  214,500  27636910
GTS Duratek, Inc. (a)  40,500  650,531  36237J10
Laidlaw, Inc. Class B  90,000  868,262  50730K20
Rollins Environmental Services, Inc. (a) 65,000 203,125 77570910 Sanifill, Inc. (a) 18,100 839,388 80101810
Superior Services, Inc. (a)  36,000  585,000  86831610
TransAmerican Waste Industries, Inc. (a)  50,000  100,000  89351V10
United Waste Systems, Inc. (a)  37,000  1,091,500  91317410
WMX Technologies, Inc.   72,000  2,277,000  92929Q10
Wheelabrator Technologies, Inc.   79,300  1,179,586  96290130
  11,522,792
SANITARY SERVICES - 6.3%
Philips Environmental, Inc.   80,000  637,310  71790610
Safety Kleen Corp.   31,100  536,475  78648410
USA Waste Services, Inc. (a)  43,270  1,189,925  90291710
  2,363,710
TOTAL POLLUTION CONTROL   19,538,002
REAL ESTATE - 0.7%
REAL ESTATE, GENERAL - 0.7%
Cadiz Land, Inc. (a)  57,600  259,200  12754910
SERVICES - 0.8%
BUS CHARTER SERVICE - 0.8%
Coach USA, Inc. (a)  12,000  285,000  18975L10
WATER - 5.3%
WATER SUPPLY - 5.3%
American Water Works, Inc.   40,000  855,000  03041110
United Water Resources, Inc.   70,000  1,146,250  91319010
  2,001,250
TOTAL COMMON STOCKS
 (Cost $36,966,076)   33,667,072
REPURCHASE AGREEMENTS - 10.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 3,951,304 $ 3,949,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $40,915,076)  $ 37,616,072
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $89,603,500 and $77,854,019, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $37,750 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,698,000 and $2,517,750, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $40,930,349. Net unrealized depreciation aggregated $3,314,277, of which $1,118,946 related to appreciated investment securities and $4,433,223 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1997 approximately $245,000 of losses recognized during the period November 1, 1995 to February 29, 1996.
ENVIRONMENTAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                             $ 37,616,072
securities, at
value (including
repurchase
agreements of
$3,949,000)
(cost
$40,915,076) -
See
accompanying
schedule

Cash                                       458

Receivable for                             531,588
investments
sold

Receivable for                             294,853
fund shares sold

Dividends                                  30,094
receivable

Redemption fees                            7,186
receivable

Other receivables                          35,811

Prepaid expenses                           13,557

 TOTAL ASSETS                              38,529,619

LIABILITIES

Payable for                  $ 227,355
investments
purchased

Payable for fund              1,124,323
shares
redeemed

Accrued                       18,842
management
fee

Other payables                74,282
and
accrued
expenses

 TOTAL LIABILITIES                         1,444,802

NET ASSETS                                $ 37,084,817

Net Assets
consist of:

Paid in capital                           $ 41,924,151

Accumulated net                            (62,061
investment                                )
(loss)

Accumulated                                (1,479,059
undistributed net                         )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                             (3,298,214
appreciation                              )
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                           $ 37,084,817
2,786,127
shares
outstanding

NET ASSET VALUE                            $13.31
and redemption
price per share
($37,084,817 (divided by)
2,786,127
shares)

Maximum offering                           $13.72
price per share
(100/97.00 of
$13.31)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 237,283
INCOME
Dividends

Interest                            162,688

 TOTAL INCOME                       399,971

EXPENSES

Management fee       $ 153,094

Transfer agent        261,029
fees

Accounting fees       34,067
and expenses

Non-interested        104
trustees'
compensation

Custodian fees        10,533
and expenses

Registration fees     13,557

Audit                 13,094

Legal                 364

Interest              1,586

Miscellaneous         388

 Total expenses       487,816
before
reductions

 Expense              (25,784       462,032
reductions           )

NET INVESTMENT                      (62,061
INCOME (LOSS)                      )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           (1,211,258
securities           )

 Foreign              (348          (1,211,606
currency             )             )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (3,736,432
securities           )

 Assets and           (22           (3,736,454
liabilities in       )             )
 foreign
currencies

NET GAIN (LOSS)                     (4,948,060
                                   )

NET INCREASE                       $ (5,010,121
(DECREASE) IN                      )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 101,673
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 4,199
charges
withheld
 by FDC

 Exchange fees                     $ 27,525
withheld by FSC

 Expense                           $ 24,516
reductions
 Directed
brokerage
arrangements

  Custodian                         1,268
interest credits

                                   $ 25,784

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (62,061       $ (455,922
Net investment       )               )
income (loss)

 Net realized         (1,211,606      5,167,156
gain (loss)          )

 Change in net        (3,736,454      2,838,058
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (5,010,121      7,549,292
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (48,355         (1,461,704
shareholders         )               )
from net
realized gains

Share                 125,063,759     22,448,123
transactions
Net proceeds
from sales of
shares

 Reinvestment of      47,753          1,440,232
distributions

 Cost of shares       (110,934,521    (33,702,230
redeemed             )               )

 Paid in capital      379,082         43,195
portion of
redemption fees

 NET INCREASE         14,556,073      (9,770,680
(DECREASE) IN                        )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               9,497,597       (3,683,092
INCREASE                             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         27,587,220      31,270,312
period

 End of period       $ 37,084,817    $ 27,587,220
(including
accumulated net
investment loss
of $62,061 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 8,794,491       1,846,010

 Issued in            3,682           120,119
reinvestment of
distributions

 Redeemed             (8,233,593      (2,790,218
                     )               )

 Net increase         564,580         (824,089)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 12.42      $ 10.27    $ 11.93     $ 11.36    $ 11.39     $ 12.95
beginning of
period

Income from
Investment
Operations

 Net investment        (.02)        (.17)      (.14)       (.11)      (.06)       (.09)
income (loss)

 Net realized and      .83 G        2.95       (1.53)      .67        .42         (1.06)
unrealized gain
(loss)

 Total from            .81          2.78       (1.67)      .56        .36         (1.15)
investment
operations



Less Distributions

 From net              (.02)        (.65)      -           -          (.39)       (.42)
realized gain

Redemption fees        .10          .02        .01         .01        -           .01
added to paid in
capital

Net asset value,      $ 13.31      $ 12.42    $ 10.27     $ 11.93    $ 11.36     $ 11.39
end of period

TOTAL RETURN B, C      7.33%        27.49%     (13.91)%    5.02%      3.34%       (8.67)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 37,085     $ 27,587   $ 31,270    $ 65,956   $ 65,913    $ 65,132
period (000
omitted)

Ratio of expenses      1.92% A      2.36%      2.04%       2.07%      1.99% A     2.03%
to average net
assets

Ratio of expenses      1.82% A,     2.32%      2.01%       2.03%      1.99% A     2.03%
to average net        E            E          E           E
assets after
expense
reductions

Ratio of net           (.24)% A     (1.43)%    (1.32)%     (1.02)%    (.70)% A    (.74)%
investment
income (loss) to
average net
assets

Portfolio turnover     363% A       138%       82%         191%       176% A      130%
rate

Average               $ .0352
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
 EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.  G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR
THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES
IN RELATION TO FLUCTUATING MARKET VALUES OF THE
INVESTMENTS OF THE FUND.


INDUSTRIAL EQUIPMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1996           MONTH    YEAR     YEARS     FUND
                          S

INDUSTRIAL EQUIPMENT      1.95%    8.33%    142.97%   200.73%

INDUSTRIAL EQUIPMENT      -1.11%   5.08%    135.69%   191.71%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    281.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on September 29, 1986. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           YEAR     YEARS    FUND

INDUSTRIAL EQUIPMENT      8.33%    19.43%   11.72%

INDUSTRIAL EQUIPMENT      5.08%    18.70%   11.38%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   14.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960910 130856 S00000000000001
             Industrial Equipment        SP Standard & Poor 500
             00510                       SP001
  1986/09/29       9700.00                    10000.00
  1986/09/30       9729.10                     9962.80
  1986/10/31      10039.50                    10537.66
  1986/11/30      10291.70                    10793.72
  1986/12/31      10311.10                    10518.48
  1987/01/31      11804.90                    11935.32
  1987/02/28      12804.00                    12406.77
  1987/03/31      12580.90                    12765.32
  1987/04/30      12367.50                    12651.71
  1987/05/31      12357.80                    12761.78
  1987/06/30      12707.00                    13406.25
  1987/07/31      13483.00                    14085.95
  1987/08/31      14084.40                    14611.35
  1987/09/30      14414.20                    14291.37
  1987/10/31       8759.10                    11213.00
  1987/11/30       8361.40                    10289.05
  1987/12/31       9357.40                    11072.05
  1988/01/31       9188.17                    11538.18
  1988/02/29      10024.36                    12075.86
  1988/03/31      10173.68                    11702.72
  1988/04/30      10472.32                    11832.62
  1988/05/31      10412.60                    11935.56
  1988/06/30      11149.24                    12483.41
  1988/07/31      10561.92                    12435.97
  1988/08/31       9606.27                    12013.15
  1988/09/30       9785.45                    12524.91
  1988/10/31       9626.18                    12873.10
  1988/11/30       9317.58                    12689.01
  1988/12/31       9815.31                    12911.07
  1989/01/31      10532.05                    13856.16
  1989/02/28      10113.96                    13511.14
  1989/03/31      10263.28                    13825.95
  1989/04/30      10999.92                    14543.52
  1989/05/31      11597.20                    15132.53
  1989/06/30      11099.47                    15046.28
  1989/07/31      11806.25                    16404.95
  1989/08/31      12025.25                    16726.49
  1989/09/30      11856.02                    16657.91
  1989/10/31      11069.60                    16271.45
  1989/11/30      11378.20                    16603.39
  1989/12/31      11577.29                    17001.87
  1990/01/31      11189.06                    15861.04
  1990/02/28      11756.48                    16065.65
  1990/03/31      12453.31                    16491.39
  1990/04/30      12353.76                    16079.11
  1990/05/31      13498.55                    17646.82
  1990/06/30      13258.63                    17526.82
  1990/07/31      13008.09                    17470.73
  1990/08/31      10863.46                    15891.38
  1990/09/30       9390.28                    15117.47
  1990/10/31       9139.74                    15052.46
  1990/11/30       9440.38                    16024.85
  1990/12/31       9781.12                    16471.95
  1991/01/31      10823.37                    17190.12
  1991/02/28      11845.58                    18419.22
  1991/03/31      11745.36                    18864.96
  1991/04/30      11625.10                    18910.24
  1991/05/31      12116.16                    19727.16
  1991/06/30      11725.01                    18823.66
  1991/07/31      11825.31                    19700.84
  1991/08/31      12005.85                    20167.75
  1991/09/30      12286.69                    19830.95
  1991/10/31      12216.48                    20096.68
  1991/11/30      11634.74                    19286.79
  1991/12/31      12406.41                    21493.19
  1992/01/31      13519.55                    21093.42
  1992/02/29      14480.89                    21367.64
  1992/03/31      14055.88                    20950.97
  1992/04/30      14055.88                    21566.92
  1992/05/31      14167.19                    21672.60
  1992/06/30      13296.92                    21349.68
  1992/07/31      13418.36                    22222.88
  1992/08/31      12720.11                    21767.31
  1992/09/30      12983.22                    22024.17
  1992/10/31      12932.62                    22101.25
  1992/11/30      13549.91                    22854.91
  1992/12/31      13813.01                    23136.02
  1993/01/31      14460.66                    23330.36
  1993/02/28      15219.61                    23647.66
  1993/03/31      15492.84                    24146.62
  1993/04/30      16201.67                    23562.27
  1993/05/31      17011.75                    24193.74
  1993/06/30      17234.52                    24263.90
  1993/07/31      17477.55                    24166.85
  1993/08/31      18672.42                    25082.77
  1993/09/30      18459.77                    24889.63
  1993/10/31      19077.46                    25404.85
  1993/11/30      19057.21                    25163.50
  1993/12/31      19798.04                    25467.98
  1994/01/31      20728.99                    26333.89
  1994/02/28      21318.58                    25620.25
  1994/03/31      20087.67                    24503.20
  1994/04/30      19905.86                    24816.84
  1994/05/31      19498.98                    25223.84
  1994/06/30      18497.43                    24605.86
  1994/07/31      19373.79                    25412.93
  1994/08/31      20750.92                    26454.86
  1994/09/30      20813.52                    25806.71
  1994/10/31      21074.34                    26387.37
  1994/11/30      20051.92                    25426.34
  1994/12/31      20417.07                    25803.41
  1995/01/31      20302.31                    26472.49
  1995/02/28      20907.41                    27504.13
  1995/03/31      22639.27                    28315.77
  1995/04/30      23703.68                    29149.67
  1995/05/31      24183.81                    30314.78
  1995/06/30      25102.32                    31019.00
  1995/07/31      27461.20                    32047.59
  1995/08/31      26928.89                    32128.03
  1995/09/30      25697.26                    33483.83
  1995/10/31      25645.07                    33364.29
  1995/11/30      26521.82                    34828.98
  1995/12/31      26095.90                    35499.79
  1996/01/31      27144.29                    36708.20
  1996/02/29      28614.33                    37048.49
  1996/03/31      28819.45                    37405.26
  1996/04/30      29348.94                    37956.62
  1996/05/31      29562.21                    38935.52
  1996/06/30      29431.88                    39083.86
  1996/07/31      27962.65                    37357.14
  1996/08/30      29171.21                    38145.00
IMATRL PRASUN   SHR__CHT 19960831 19960910 130901 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Equipment Portfolio on September 29, 1986, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $29,171 - a 191.71% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $38,145 over the same period - a 281.45% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                     % OF FUND'S
                                     INVESTMENTS

Pitney Bowes, Inc.                   7.5

Ingersoll-Rand Co.                   7.2

Case Corp.                           6.6

Caterpillar, Inc.                    6.2

Harnischfeger Industries, Inc.       3.8

Xerox Corp.                          3.5

IMC Global, Inc.                     3.3

TRINOVA Corp.                        3.2

Stewart & Stevenson Services, Inc.   2.6

AMETEK, Inc.                         2.3

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 49.7
Row: 1, Col: 2, Value: 4.5
Row: 1, Col: 3, Value: 6.2
Row: 1, Col: 4, Value: 10.9
Row: 1, Col: 5, Value: 11.7
Row: 1, Col: 6, Value: 17.0
General Industrial Machinery 17.0%
Farm Machinery &
Equipment 11.7%
Office Automation 10.9%
Construction Equipment 6.2%
Conglomerates 4.5%
All Others 49.7% *
* INCLUDES SHORT-TERM INVESTMENTS
INDUSTRIAL EQUIPMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Paul Antico became Portfolio Manager of Fidelity Select Industrial Equipment Portfolio on March 26, 1996.
Q. HOW DID THE FUND PERFORM, PAUL?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned 1.95% and 8.33%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% and 18.73% for the same time period.
Q. HOW WOULD YOU DESCRIBE THE MARKET FOR INDUSTRIAL EQUIPMENT STOCKS DURING THE PAST SIX MONTHS?
A. It's been difficult to predict. Industrial equipment stocks are cyclical
- they tend to perform best when the economy is just beginning to improve. Interestingly, during this period the economy was at a point where many market observers thought it was about as strong is it could be - generally the worst time for cyclical stocks - yet business conditions continued to improve for many of the stocks the fund invests in. It has been a struggle, but the fund managed to perform fairly well during the past six months given the uncertain market for cyclical stocks.
Q. YOU BEGAN TO MANAGE THE FUND IN MARCH. HOW DOES YOUR INVESTMENT STYLE DIFFER FROM THE PREVIOUS MANAGER'S?
A. The stocks in the fund may have changed, but the investment style hasn't. Like the previous manager, I use a bottom-up stock selection method to decide where best to invest the fund's assets.
Q. WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?
A. One key investment strategy that worked well during the period was deciding to invest in companies that should perform well regardless of how the economy behaves. Pitney Bowes and Xerox, two of the fund's largest holdings, are good examples. Each company performed well in an uncertain market environment, since each receives nearly 70% of its revenues from recurring streams.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. I tried to invest in companies that I feel still have room for profit margin expansion. Specifically, I invested in companies whose stock prices could rise significantly if revenues increased only marginally. Ingersoll-Rand is a good example. The company performed well because of improving orders and increasing profit margins. Another effective strategy was the fund's investments in aerospace suppliers. The aerospace industry is at the beginning of what looks like a long up-trend in terms of new commercial airline orders. The strength of the aerospace cycle drove up the stock price of some of the fund's holdings such as TRINOVA and Parker Hannifin. The fund took profits in Parker Hannifin before the end of the period.
Q. IMC GLOBAL IS NEW TO THE FUND'S TOP 10 HOLDINGS. WHAT CAN YOU TELL US
ABOUT IT?
A. IMC Global isn't a strict investment in industrial equipment - it's a fertilizer company. During the past six months, there's been a lot of talk in the industry about farm dynamics and how the business outlook for grain farmers is the best it's been in 20 years. I think the same positive business prospects that have already been reflected in the stock prices of farm equipment companies have the potential to occur in fertilizer companies such as IMC Global.
Q. ANY PARTICULAR DISAPPOINTMENTS DURING THE PAST SIX MONTHS?
A. Yes. The fund's position in Stewart & Stevenson Services was disappointing. The company makes gas turbine equipment, and it's been hurt because international orders for gas turbines have slowed dramatically. The stock was down more than 25% before rebounding. Though the situation has begun to improve, I wish I had waited a little longer before investing. In retrospect, I invested in this stock about three months before I should have.
Q. WHAT'S AHEAD FOR THE FUND?
A. I expect more of the same. I don't think the questions about the economy will be decided anytime soon. If we continue to see moderate or slow growth, I'll want to insulate the fund by continuing to own companies that can perform well in a questionable economy. I also expect to keep the fund invested in companies where there is the potential for profit margin improvement, so that if the economy remains stagnant, these companies can still grow earnings quickly. Finally, I expect to continue investing in companies that have cash on hand for stock buy-back programs or acquisitions if prices are favorable.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 510
TRADING SYMBOL: FSCGX
SIZE: as of August 31, 1996, more than
$77 million
MANAGER: Paul Antico, since March, 1996;
manager, Fidelity Select Developing
Communications, 1993-1996; equity
analyst, telecommunications equipment,
1992-1996, restaurant industry,
1992-1993; joined Fidelity in 1991
(checkmark)
INDUSTRIAL EQUIPMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.6%
AIRCRAFT - 0.6%
Boeing Co.   5,000 $ 452,500  09702310
AIRCRAFT & PARTS - 1.9%
Sundstrand Corp.   25,000  934,375  86732310
Wyman-Gordon Co. (a)  24,500  511,438  98308510
  1,445,813
AIRCRAFT ENGINES & PARTS - 0.6%
Rolls Royce PLC Ord.   140,000  483,175  77577910
GUIDED MISSILES & SPACE VEHICLES - 1.5%
Rockwell International Corp.   22,000  1,144,000  77434710
TOTAL AEROSPACE & DEFENSE   3,525,488
AUTOS, TIRES, & ACCESSORIES - 3.2%
AUTO & TRUCK PARTS - 3.2%
Cummins Engine Co., Inc.   30,000  1,128,750  23102110
Eaton Corp.   25,000  1,384,375  27805810
  2,513,125
BUILDING MATERIALS - 0.9%
AIRCONDITIONING EQUIPMENT - 0.9%
York International Corp.  15,000  676,870  98667010
CHEMICALS & PLASTICS - 3.6%
ADHESIVES & SEALANTS - 0.3%
Furon Co.   10,200  224,400  36110610
AGRICULTURAL CHEMICALS - 3.3%
IMC Global, Inc.   60,100  2,584,300  44966910
TOTAL CHEMICALS & PLASTICS   2,808,700
COMMUNICATIONS EQUIPMENT - 3.1%
DATACOMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc. (a)  30,000  1,582,500  17275R10
TELEPHONE EQUIPMENT - 1.1%
DSC Communications Corp. (a)  28,400  844,900  23331110
TOTAL COMMUNICATIONS EQUIPMENT   2,427,400
COMPUTERS & OFFICE EQUIPMENT - 10.9%
OFFICE AUTOMATION - 10.9%
Pitney Bowes, Inc.   120,700  5,823,775  72447910
Xerox Corp.   49,300  2,705,338  98412110
  8,529,113
CONGLOMERATES - 4.5%
AlliedSignal, Inc.   26,000  1,605,500  01951210
American Standard Companies, Inc. (a)  51,800  1,767,675  02971210
Textron, Inc.   1,400  119,525  88320310
  3,492,700
CONSUMER ELECTRONICS - 0.8%
APPLIANCES - 0.8%
Black & Decker Corp.   15,000  592,500  09179710
DEFENSE ELECTRONICS - 0.8%
Ducommun, Inc. (a)  38,900  646,713  26414710
ELECTRICAL EQUIPMENT - 8.0%
ELECTRIC LAMP BULBS & TUBES - 1.3%
Advanced Lighting Technologies, Inc. (a) 60,000 1,050,000 00753C10 ELECTRICAL EQUIPMENT - WHOLESALE - 0.8%
Grainger (W.W.), Inc.   9,000  607,500  38480210

 SHARES VALUE (NOTE 1)
ELECTRICAL MACHINERY - 3.2%
Emerson Electric Co.   5,000 $ 418,750  29101110
General Electric Co.   15,000  1,246,875  36960410
General Signal Corp.   20,400  818,550  37083810
  2,484,175
ELECTRICAL, INDUSTRIAL APPARATUS - 2.3%
AMETEK, Inc.   92,900  1,799,938  03110510
TV & RADIO COMMUNICATION EQUIPMENT - 0.4%
Scientific-Atlanta, Inc.   21,000  283,500  80865510
TOTAL ELECTRICAL EQUIPMENT   6,225,113
ELECTRONICS - 2.3%
SEMICONDUCTORS - 2.3%
Intel Corp.   22,000  1,755,875  45814010
ENERGY SERVICES - 1.7%
OIL & GAS SERVICES - 1.7%
Dresser Industries, Inc.   46,700  1,354,300  26159710
INDUSTRIAL MACHINERY & EQUIPMENT - 41.3%
BALL & ROLLER BEARINGS - 0.7%
Kaydon Corp.   11,500  516,063  48658710
CONSTRUCTION EQUIPMENT - 6.2%
Caterpillar, Inc.   70,000  4,821,250  14912310
ENGINES & TURBINES - 2.6%
Stewart & Stevenson Services, Inc.   103,500  2,057,063  86034210
FARM MACHINERY & EQUIPMENT - 11.7%
AGCO Corp.   20,000  472,500  00108410
Allied Products Corp.   39,700  1,027,238  01941110
Case Corp.   112,300  5,109,650  14743R10
Valmont Industries, Inc.   23,500  728,500  92025310
Varity Corp. (a)  35,100  1,763,775  92224R60
  9,101,663
GENERAL INDUSTRIAL MACHINERY - 17.0%
Cooper Industries, Inc.   20,300  822,150  21666910
Graco, Inc.   36,600  686,250  38410910
Harnischfeger Industries, Inc.   79,017  2,982,892  41334510
Illinois Tool Works, Inc.   10,000  691,250  45230810
Ingersoll-Rand Co.   131,100  5,604,525  45686610
TRINOVA Corp.   80,000  2,510,000  89667810
  13,297,067
PUMPING EQUIPMENT - 3.1%
BW/IP Holdings, Inc. Class A  53,600  971,500  05604410
Duriron Co., Inc.   42,950  1,159,650  26684910
Goulds Pumps, Inc.   13,300  295,925  38355010
  2,427,075
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   32,220,181
IRON & STEEL - 0.5%
METAL FORGINGS & STAMPINGS - 0.5%
TriMas Corp.   17,100  397,575  89621510
METALS & MINING - 1.0%
NONFERROUS ROLLING & DRAWING - 1.0%
Titanium Metals Corp. (a)   32,000  764,000  88833910
PAPER & FOREST PRODUCTS - 1.8%
PAPER - 1.8%
Albany International Corp. Class A 70,000 1,426,250 01234810 PHOTOGRAPHIC EQUIPMENT - 0.6%
Imation Corp. (a)  20,000  472,500  45245A10
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SHIP BUILDING & REPAIR - 1.0%
SHIP BUILDERS - 1.0%
General Dynamics Corp.   12,500 $ 801,563  36955010
TOTAL COMMON STOCKS
 (Cost $68,103,064)   70,629,966
REPURCHASE AGREEMENTS - 9.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 7,356,289  7,352,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $75,455,064)  $ 77,981,966
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $88,743,771 and $138,436,925, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $45,477 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $2,514,000 and $2,331,750, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $75,455,064. Net unrealized appreciation aggregated $2,526,902 of which $3,825,967 related to appreciated investment securities and $1,299,065 related to depreciated investment securities.

On October 26,1990, the fund acquired substantially all of the assets of Automation and Machinery Portfolio in a tax-free exchange for shares of Industrial Equipment Portfolio. Automation and Machinery Portfolio has a capital loss carryover of approximately $74,000 available to offset future realized capital gains in Industrial Equipment Portfolio, to the extent provided by regulations.
INDUSTRIAL EQUIPMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 77,981,966
securities, at
value (including
repurchase
agreements of
$7,352,000)
(cost
$75,455,064) -
See
accompanying
schedule

Cash                                      782

Receivable for                            8,872
investments
sold

Receivable for                            8,233
fund shares sold

Dividends                                 131,405
receivable

Redemption fees                           228
receivable

Other receivables                         10,281

Prepaid expenses                          18,537

 TOTAL ASSETS                             78,160,304

LIABILITIES

Payable for fund             $ 198,414
shares
redeemed

Accrued                       39,064
management
fee

Other payables                84,784
and
accrued
expenses

 TOTAL LIABILITIES                        322,262

NET ASSETS                               $ 77,838,042

Net Assets
consist of:

Paid in capital                          $ 63,635,150

Undistributed net                         149,682
investment
income

Accumulated                               11,526,308
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            2,526,902
appreciation
(depreciation)
on investments

NET ASSETS, for                          $ 77,838,042
3,161,908
shares
outstanding

NET ASSET VALUE                           $24.62
and redemption
price per share
($77,838,042 (divided by)
3,161,908
shares)

Maximum offering                          $25.38
price per share
(100/97.00 of
$24.62)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 726,131
INCOME
Dividends

Interest                            147,620

 TOTAL INCOME                       873,751

EXPENSES

Management fee       $ 294,316

Transfer agent        347,740
fees

Accounting fees       48,744
and expenses

Non-interested        185
trustees'
compensation

Custodian fees        16,373
and expenses

Registration fees     18,537

Audit                 12,050

Legal                 498

Interest              1,468

Miscellaneous         1,997

 Total expenses       741,908
before
reductions

 Expense              (29,760       712,148
reductions           )

NET INVESTMENT                      161,603
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           11,655,357
securities

 Foreign              3             11,655,360
currency
transactions

Change in net                       (10,260,753
unrealized                         )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                     1,394,607

NET INCREASE                       $ 1,556,210
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 168,491
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 860
charges
withheld
 by FDC

 Exchange fees                     $ 22,223
withheld by FSC

 Expense                           $ 28,922
reductions
 Directed
brokerage
arrangements

  Transfer agent                    838
interest credits

                                   $ 29,760

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 161,603      $ 191,568
Net investment
income

 Net realized        11,655,360     16,163,635
gain (loss)

 Change in net       (10,260,753    13,213,429
unrealized          )
appreciation
(depreciation)

 NET INCREASE        1,556,210      29,568,632
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (46,012        (185,403
shareholders        )              )
From net
investment
income

 From net            (4,144,559     (7,003,238
realized gain       )              )

 TOTAL               (4,190,571     (7,188,641
DISTRIBUTIONS       )              )

Share                32,366,961     176,105,552
transactions
Net proceeds
from sales of
shares

 Reinvestment of     4,151,169      7,099,056
distributions

 Cost of shares      (93,775,613    (178,150,788
redeemed            )              )

 Paid in capital     209,898        118,239
portion of
redemption fees

 NET INCREASE        (57,047,585    5,172,059
(DECREASE) IN       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (59,681,946    27,552,050
INCREASE            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        137,519,988    109,967,938
period

 End of period      $ 77,838,042   $ 137,519,988
(including
undistributed
net investment
income of
$149,682 and
$51,339,
respectively)

OTHER
INFORMATION
Shares

 Sold                1,281,980      7,343,923

 Issued in           171,891        311,832
reinvestment of
distributions

 Redeemed            (3,768,563     (7,667,655
                    )              )

 Net increase        (2,314,692)    (11,900)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 25.11      $ 20.04     $ 20.61     $ 15.04     $ 13.89      $ 11.60
beginning of
period

Income from
Investment
Operations

 Net investment        .04          .04         .01         -           .02          (.07)
income (loss)

 Net realized and      .38          7.10        (.44)       5.92        1.09         2.39
unrealized gain
(loss)

 Total from            .42          7.14        (.43)       5.92        1.11         2.32
investment
operations



Less Distributions

 From net              (.01)        (.05)       (.01)       (.01)       -            -
investment
income

 In excess of net      -            -           -           -           -            (.11)
investment
income

 From net              (.95)        (2.05)      (.16)       (.40)       -            -
realized gain

 Total                 (.96)        (2.10)      (.17)       (.41)       -            (.11)
distributions

Redemption fees        .05          .03         .03         .06         .04          .08
added to paid in
capital

Net asset value,      $ 24.62      $ 25.11     $ 20.04     $ 20.61     $ 15.04      $ 13.89
end of period

TOTAL RETURN B, C      1.95%        36.86%      (1.93)%     40.07%      8.28%        20.91%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 77,838     $ 137,520   $ 109,968   $ 206,012   $ 14,601     $ 7,529
period (000
omitted)

Ratio of expenses      1.51% A      1.54%       1.80%       1.69%       2.49% A,     2.49%
to average net                                                         E            E
assets

Ratio of expenses      1.45% A,     1.53%       1.78%       1.68%       2.49% A      2.49%
to average net        F            F           F           F
assets after
expense
reductions

Ratio of net           .33% A       .19%        .06%        .01%        .15% A       (.57)%
investment
income (loss) to
average net
assets

Portfolio turnover     191% A       115%        131%        95%         407% A       167%
rate

Average               $ .0396
commission
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E DURING THE PERIOD,
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9
OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


INDUSTRIAL MATERIALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           MONTH    YEAR     YEARS    FUND
                          S

INDUSTRIAL MATERIALS      4.41%    2.80%    93.73%   192.36%

INDUSTRIAL MATERIALS      1.28%    -0.28%   87.92%   183.59%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   281.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on September 29, 1986. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           YEAR     YEARS    FUND

INDUSTRIAL MATERIALS      2.80%    14.14%   11.41%

INDUSTRIAL MATERIALS      -0.28%   13.45%   11.07%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   14.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960910 134528 S00000000000001
             Industrial Materials        SP Standard & Poor 500
             00509                       SP001
  1986/09/29       9700.00                    10000.00
  1986/09/30       9729.10                     9962.80
  1986/10/31      10262.60                    10537.66
  1986/11/30      10621.50                    10793.72
  1986/12/31      10233.50                    10518.48
  1987/01/31      12008.60                    11935.32
  1987/02/28      13017.40                    12406.77
  1987/03/31      13958.30                    12765.32
  1987/04/30      14123.20                    12651.71
  1987/05/31      13764.30                    12761.78
  1987/06/30      14482.10                    13406.25
  1987/07/31      15820.70                    14085.95
  1987/08/31      16363.90                    14611.35
  1987/09/30      16606.40                    14291.37
  1987/10/31      10301.40                    11213.00
  1987/11/30      10252.90                    10289.05
  1987/12/31      11834.99                    11072.05
  1988/01/31      11222.33                    11538.18
  1988/02/29      12544.89                    12075.86
  1988/03/31      12768.56                    11702.72
  1988/04/30      12788.01                    11832.62
  1988/05/31      12476.82                    11935.56
  1988/06/30      13838.28                    12483.41
  1988/07/31      13322.87                    12435.97
  1988/08/31      12603.24                    12013.15
  1988/09/30      12710.21                    12524.91
  1988/10/31      12476.82                    12873.10
  1988/11/30      12360.12                    12689.01
  1988/12/31      13117.42                    12911.07
  1989/01/31      13908.23                    13856.16
  1989/02/28      13305.24                    13511.14
  1989/03/31      13166.85                    13825.95
  1989/04/30      13572.13                    14543.52
  1989/05/31      13750.06                    15132.53
  1989/06/30      12949.38                    15046.28
  1989/07/31      14115.81                    16404.95
  1989/08/31      15242.70                    16726.49
  1989/09/30      14313.51                    16657.91
  1989/10/31      13137.19                    16271.45
  1989/11/30      13325.01                    16603.39
  1989/12/31      13700.64                    17001.87
  1990/01/31      12652.83                    15861.04
  1990/02/28      12870.30                    16065.65
  1990/03/31      13245.93                    16491.39
  1990/04/30      12287.08                    16079.11
  1990/05/31      13028.46                    17646.82
  1990/06/30      12890.20                    17526.82
  1990/07/31      12738.07                    17470.73
  1990/08/31      11267.51                    15891.38
  1990/09/30      10466.31                    15117.47
  1990/10/31      10344.61                    15052.46
  1990/11/30      10892.27                    16024.85
  1990/12/31      11348.65                    16471.95
  1991/01/31      11754.32                    17190.12
  1991/02/28      12616.37                    18419.22
  1991/03/31      12788.78                    18864.96
  1991/04/30      12809.06                    18910.24
  1991/05/31      13904.37                    19727.16
  1991/06/30      13752.20                    18823.66
  1991/07/31      14302.29                    19700.84
  1991/08/31      14638.46                    20167.75
  1991/09/30      14444.91                    19830.95
  1991/10/31      15066.30                    20096.68
  1991/11/30      13864.26                    19286.79
  1991/12/31      15412.65                    21493.19
  1992/01/31      16084.98                    21093.42
  1992/02/29      16869.37                    21367.64
  1992/03/31      16573.95                    20950.97
  1992/04/30      17439.83                    21566.92
  1992/05/31      17643.57                    21672.60
  1992/06/30      17215.31                    21349.68
  1992/07/31      17602.63                    22222.88
  1992/08/31      16491.63                    21767.31
  1992/09/30      16267.40                    22024.17
  1992/10/31      16450.86                    22101.25
  1992/11/30      17062.42                    22854.91
  1992/12/31      17319.00                    23136.02
  1993/01/31      17687.49                    23330.36
  1993/02/28      17851.26                    23647.66
  1993/03/31      18148.10                    24146.62
  1993/04/30      17881.97                    23562.27
  1993/05/31      18618.95                    24193.74
  1993/06/30      18669.79                    24263.90
  1993/07/31      18926.53                    24166.85
  1993/08/31      19419.46                    25082.77
  1993/09/30      18813.56                    24889.63
  1993/10/31      19922.66                    25404.85
  1993/11/30      20189.67                    25163.50
  1993/12/31      21021.49                    25467.98
  1994/01/31      22726.21                    26333.89
  1994/02/28      22253.82                    25620.25
  1994/03/31      21627.38                    24503.20
  1994/04/30      22439.14                    24816.84
  1994/05/31      22665.59                    25223.84
  1994/06/30      22428.85                    24605.86
  1994/07/31      23262.60                    25412.93
  1994/08/31      24518.37                    26454.86
  1994/09/30      24209.57                    25806.71
  1994/10/31      23890.48                    26387.37
  1994/11/30      22202.40                    25426.34
  1994/12/31      22743.96                    25803.41
  1995/01/31      22101.83                    26472.49
  1995/02/28      23955.73                    27504.13
  1995/03/31      24504.65                    28315.77
  1995/04/30      24618.13                    29149.67
  1995/05/31      24369.15                    30314.78
  1995/06/30      25458.44                    31019.00
  1995/07/31      27657.79                    32047.59
  1995/08/31      27585.17                    32128.03
  1995/09/30      26807.10                    33483.83
  1995/10/31      25250.96                    33364.29
  1995/11/30      27574.79                    34828.98
  1995/12/31      26244.23                    35499.79
  1996/01/31      26650.56                    36708.20
  1996/02/29      27161.06                    37048.49
  1996/03/31      28536.31                    37405.26
  1996/04/30      29205.00                    37956.62
  1996/05/31      29025.18                    38935.52
  1996/06/30      28062.61                    39083.86
  1996/07/31      26899.07                    37357.14
  1996/08/30      28358.79                    38145.00
IMATRL PRASUN   SHR__CHT 19960831 19960910 134533 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Materials Portfolio on September 29, 1986, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $28,359 - a 183.59% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $38,145 over the same period - a 281.45% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                  % OF FUND'S
                                  INVESTMENTS

Monsanto Co.                      10.0

Inco Ltd.                         8.8

QNI Ltd.                          5.7

Pechiney SA Class A               5.6

du Pont (E.I.) de Nemours & Co.   4.9

Eramet SA                         4.9

Alumax, Inc.                      4.6

Western Atlas, Inc.               3.8

Cytec Industries, Inc.            3.3

Huntco, Inc. Class A              3.3

TOP INDUSTRIES AS OF AUGUST 31, 1996
Chemicals 22.2%
Prime Nonferrous Smelting 12.0%
Metal Ores 11.3%
Railroads 5.1%
Metal Mining Services 4.9%
All Others 44.5% *
Row: 1, Col: 1, Value: 44.5
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 5.1
Row: 1, Col: 4, Value: 11.3
Row: 1, Col: 5, Value: 12.0
Row: 1, Col: 6, Value: 22.2
* INCLUDES SHORT-TERM INVESTMENTS
INDUSTRIAL MATERIALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Doug Chase,
Portfolio Manager of
Fidelity Select Industrial
Materials Portfolio
Q. HOW DID THE FUND PERFORM, DOUG?
A. For the six and 12 months ended August 31, 1996, the fund returned 4.41% and 2.80%, respectively. The Standard & Poor's 500 Index returned 2.96% for the six-month period and 18.73% for the year.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Though the fund outperformed the S&P, it had a rough time between May and July when fears surrounding the performance of the U.S. economy and the possibility of rising interest rates were at their strongest. When investors become worried about the strength and performance of the economy, cyclical stocks such as metals and chemicals, which rise and fall with the economy, went down as investors believed rising interest rates would lead to a slowdown in the economy.
Q. WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDING DURING THE PERIOD?
A. In April, I began to think that expectations for the performance of the U.S. economy were too high. Moreover, I began to worry that the strength that was expected in the world economy for the second half of the year wasn't going to happen either. So, I cut back on the fund's significant aluminum position. It started to look like earnings for aluminum stocks were going to be especially disappointing, and I believed that the fund's investments in those stocks - relative to some of the other sectors in the fund - had become too large, although Aluminum Company of America (Alcoa), previously a top holding of the fund, has been very strong. The fund would have been much more adversely impacted had I not reduced its overweighted position in aluminum.
Q. ASIDE FROM ECONOMIC CONCERNS, WERE THERE OTHER PRESSURES ON METALS STOCKS DURING THE PERIOD?
A. Yes. Some of the weakness in aluminum and nickel was triggered by the collapse in copper. In May, a large Japanese bank announced that one of its traders had covered up what is currently estimated to be $2.6 billion in losses in the copper market. For several months, he may have kept the price for copper artificially high. When he was exposed, the price for copper dropped dramatically almost overnight. The collapse in copper prices forced agents in the market who owned all metals to sell their positions in other metals to raise cash for margin calls. This has put pressure on aluminum and nickel prices, and therefore the stocks, which hurt the fund. Fortunately, the fund owned no pure copper stocks when this happened.
Q. BASED ON THIS MARKET BACKDROP FOR METALS, WHERE DID YOU FIND INVESTMENT OPPORTUNITIES?
A. While I cut way back on the fund's holdings in aluminum and nickel, I increased its holdings in chemicals. At the end of the period, Monsanto was the largest holding in the fund. It's a huge chemical conglomerate with an extremely attractive agricultural chemical business that is performing well and has great growth potential. Another chemical holding, du Pont, was attractive given the likelihood it will spin out Conoco, its oil company subsidiary, possibly greatly increasing the value of the stock.
Q. HOW HAVE THE FUND'S INTERNATIONAL HOLDINGS FARED?
A. I cut back on Australian nickel companies QNI and Western Mining when the price of the metal dropped, although I should have sold them earlier when the prices first started to fall. Sometimes foreign investments can be more risky than domestic ones. However, I think the fund has benefited from its collective group of non-U.S. holdings in the long term, and I will keep the fund's investments in them because I have confidence in them.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. I think that U.S. investors in global cyclical industries continue to be too focused on the U.S. economy. At the beginning of the year, the U.S. economy looked very strong, and many took it to mean that the global outlook was strong. That wasn't the case. The fact is that what this fund tends to invest in is global commodities - U.S. demand is just a piece of the puzzle. I think the European and Japanese economies are beginning to get stronger, and there are good reasons to be encouraged. I also think that when global economies show sure signs of recovery, the stocks and sectors that the fund is invested in have the potential to outperform.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 509
TRADING SYMBOL: FSDPX
SIZE: as of August 31, 1996, more than
$97 million
MANAGER: Douglas B. Chase, since 1994;
manager, Fidelity Select Automotive Portfolio, since May 1996; equity analyst, steel, non-ferrous metals, since 1993; joined Fidelity in 1993
(checkmark)
INDUSTRIAL MATERIALS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.0%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.8%
AUTO & TRUCK PARTS - 0.8%
Cummins Engine Co., Inc.   20,000 $ 752,500  23102110
BUILDING MATERIALS - 2.4%
PAINT & VARNISH - 0.9%
Sherwin-Williams Co.   20,000  875,000  82434810
PLUMBING SUPPLIES - WHOLESALE - 1.5%
Masco Corp.   50,800  1,479,550  57459910
TOTAL BUILDING MATERIALS   2,354,550
CHEMICALS & PLASTICS - 25.4%
AGRICULTURAL CHEMICALS - 0.2%
OM Group, Inc.   5,000  190,000  67087210
CHEMICALS - 22.2%
Cytec Industries, Inc. (a)  93,000  3,231,750  23282010
du Pont (E.I.) de Nemours & Co.   58,000  4,763,250  26353410
Monsanto Co.   300,000  9,637,500  61166210
Raychem Corp.   40,110  2,752,549  75460310
Witco Corp.   38,000  1,149,500  97738510
  21,534,549
CHEMICALS, GENERAL - 0.6%
Great Lakes Chemical Corp.   10,000  575,000  39056810
INDUSTRIAL GASES - 2.4%
Praxair, Inc.   57,000  2,344,125  74005P10
TOTAL CHEMICALS & PLASTICS   24,643,674
ENERGY SERVICES - 3.8%
OIL & GAS SERVICES - 3.8%
Western Atlas, Inc. (a)  60,000  3,645,000  95767410
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
CONSTRUCTION EQUIPMENT - 1.0%
Caterpillar, Inc.   14,000  964,250  14912310
GENERAL INDUSTRIAL MACHINERY - 2.9%
Harnischfeger Industries, Inc.   73,300  2,767,075  41334510
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,731,325
IRON & STEEL - 7.0%
BLAST FURNACES - 3.3%
Huntco, Inc. Class A  189,000  3,165,750  44566110
IRON & STEEL BLAST FURNACES, MILLS - 3.7%
Birmingham Steel Corp.   183,000  2,859,375  09125010
Inland Steel Industries, Inc.   30,000  517,500  45747210
Worthington Industries, Inc.   10,000  202,500  98181110
  3,579,375
TOTAL IRON & STEEL   6,745,125
METALS & MINING - 33.0%
ALUMINUM, EXTRUDED PRODUCTS - 4.5%
Alumax, Inc. (a)  133,800  4,415,400  02219710
METAL MINING SERVICES - 4.9%
Eramet SA  72,654  4,758,558  29499H22
METAL ORES - 11.3%
Pechiney SA Class A  130,475  5,456,836  70599396
QNI Ltd.   2,500,000  5,488,763  74799B92
  10,945,599
PRIME NONFERROUS SMELTING - 12.0%
Aluminum Co. of America  49,400  3,068,975  02224910
Inco Ltd.   264,000  8,508,971  45325840
  11,577,946

 SHARES VALUE (NOTE 1)
SECONDARY NONFERROUS SMELTING - 0.3%
IMCO Recycling, Inc.   20,000 $ 317,500  44968110
TOTAL METALS & MINING   32,015,003
PACKAGING & CONTAINERS - 1.1%
METAL CANS & SHIPPING CONTAINERS - 1.1%
Crown Cork & Seal Co., Inc.   23,500  1,098,624  22825510
PRECIOUS METALS - 4.1%
GOLD ORES - 4.1%
Bre-X Minerals Ltd. (a)  80,000  1,438,334  10625K10
Stillwater Mining Co. (a)(b)  50,000  1,025,000  86074Q90
Western Mining Holdings Ltd.   219,400  1,524,786  95869410
  3,988,120
RAILROADS - 5.1%
Burlington Northern Santa Fe Corp.   27,592  2,207,360  12189T10
CSX Corp.   54,000  2,733,750  12640810
  4,941,110
SHIPPING - 0.4%
Kirby Corp. (a)  21,000  341,250  49726610
TOTAL COMMON STOCKS
 (Cost $81,616,063)   84,256,281
REPURCHASE AGREEMENTS - 13.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 12,605,349 12,598,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $94,214,063)  $ 96,854,281
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,025,000 or 1.1% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $66,243,774 and $68,526,468, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $27,244 for the period (see
Note 5 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   72.0%
France   10.5
Canada   10.3
Australia   7.2
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $94,689,694. Net unrealized appreciation aggregated $2,164,587, of which $4,901,190 related to appreciated investment securities and $2,736,603 related to depreciated investment securities. INDUSTRIAL MATERIALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 96,854,281
securities, at
value (including
repurchase
agreements of
$12,598,000)
(cost
$94,214,063) -
See
accompanying
schedule

Receivable for                            306,907
fund shares sold

Dividends                                 208,525
receivable

Redemption fees                           303
receivable

Other receivables                         325

Prepaid expenses                          8,675

 TOTAL ASSETS                             97,379,016

LIABILITIES

Payable for fund             $ 206,632
shares
redeemed

Accrued                       46,925
management
fee

Other payables                118,160
and
accrued
expenses

 TOTAL LIABILITIES                        371,717

NET ASSETS                               $ 97,007,299

Net Assets
consist of:

Paid in capital                          $ 91,595,507

Undistributed net                         124,890
investment
income

Accumulated                               2,646,131
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            2,640,771
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                          $ 97,007,299
3,618,316
shares
outstanding

NET ASSET VALUE                           $26.81
and redemption
price per share
($97,007,299 (divided by)
3,618,316
shares)

Maximum offering                          $27.64
price per share
(100/97.00 of
$26.81)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                        $ 767,718
INCOME
Dividends

Interest                           157,325

 TOTAL INCOME                      925,043

EXPENSES

Management fee       $ 322,863

Transfer agent        399,604
fees

Accounting fees       53,483
and expenses

Non-interested        210
trustees'
compensation

Custodian fees        16,491
and expenses

Registration fees     10,159

Audit                 22,117

Legal                 450

Miscellaneous         1,483

 Total expenses       826,860
before
reductions

 Expense              (26,707      800,153
reductions           )

NET INVESTMENT                     124,890
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           3,202,361
securities

 Foreign              1,708        3,204,069
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           438,997
securities

 Assets and           259          439,256
liabilities in
 foreign
currencies

NET GAIN (LOSS)                    3,643,325

NET INCREASE                      $ 3,768,215
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 283,422
INFORMATION
Sales charges
paid to FDC

 Deferred sales                   $ 1,587
charges
withheld
 by FDC

 Exchange fees                    $ 22,073
withheld by FSC

 Expense                          $ 23,176
reductions
 Directed
brokerage
arrangements

  Custodian                        201
interest credits

  Transfer agent                   3,330
interest credits

                                  $ 26,707

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 124,890      $ 627,773
Net investment
income

 Net realized        3,204,069      13,688,969
gain (loss)

 Change in net       439,256        (3,691,387
unrealized                         )
appreciation
(depreciation)

 NET INCREASE        3,768,215      10,625,355
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (47,896        (782,540
shareholders        )              )
From net
investment
income

 From net            (1,963,741     -
realized gain       )

 TOTAL               (2,011,637     (782,540
DISTRIBUTIONS       )              )

Share                91,192,373     164,160,384
transactions
Net proceeds
from sales of
shares

 Reinvestment of     1,998,313      774,191
distributions

 Cost of shares      (84,376,190    (272,164,952
redeemed            )              )

 Paid in capital     97,903         271,871
portion of
redemption fees

 NET INCREASE        8,912,399      (106,958,506
(DECREASE) IN                      )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              10,668,977     (97,115,691
INCREASE                           )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        86,338,322     183,454,013
period

 End of period      $ 97,007,299   $ 86,338,322
(including
undistributed
net investment
income of
$124,890 and
$81,888,
respectively)

OTHER
INFORMATION
Shares

 Sold                3,323,813      6,349,116

 Issued in           72,693         30,728
reinvestment of
distributions

 Redeemed            (3,089,667     (10,999,650
                    )              )

 Net increase        306,839        (4,619,806)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 26.07      $ 23.13    $ 21.67     $ 17.44     $ 17.12    $ 12.63
beginning of
period

Income from
Investment
Operations

 Net investment        .03          .12        .17         .15         .12        .04
income

 Net realized and      1.11         2.92       1.43        4.07        .19        4.32
unrealized gain
(loss)

 Total from            1.14         3.04       1.60        4.22        .31        4.36
investment
operations



Less Distributions

 From net              (.01)        (.15)      (.18)       (.06)       (.08)      -
investment
income

 In excess of net      -            -          -           -           -          (.06)
investment
income

 From net              (.41)        -          -           -           -          -
realized gain

 Total                 (.42)        (.15)      (.18)       (.06)       (.08)      (.06)
distributions

Redemption fees        .02          .05        .04         .07         .09        .19
added to paid in
capital

Net asset value,      $ 26.81      $ 26.07    $ 23.13     $ 21.67     $ 17.44    $ 17.12
end of period

TOTAL RETURN B, C      4.41%        13.38%     7.65%       24.66%      2.36%      36.15%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 97,007     $ 86,338   $ 183,454   $ 155,721   $ 25,041   $ 22,184
period (000
omitted)

Ratio of expenses      1.54% A      1.64%      1.56%       2.10%       2.02% A    2.47%
to average net                                                                   F
assets

Ratio of expenses      1.49% A,     1.61%      1.53%       2.08%       2.02% A    2.47%
to average net        E            E          E           E
assets after
expense
reductions

Ratio of net           .23% A       .49%       .77%        .75%        .86% A     .25%
investment
income to
average net
assets

Portfolio turnover     134% A       138%       139%        185%        273% A     222%
rate

Average               $ .0222
commission
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F DURING THE
PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR
EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE
RATIO WOULD HAVE BEEN HIGHER. G FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


PAPER AND FOREST PRODUCTS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996             MONTH    YEAR     YEARS    YEARS
                            S

PAPER AND FOREST PRODUCTS   4.32%    -1.68%   91.57%   171.80%

PAPER AND FOREST PRODUCTS   1.19%    -4.63%   85.82%   163.64%
(INCL. 3% SALES CHARGE)

S&P 500                     2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5   PAST 10
AUGUST 31, 1996             YEAR     YEARS    YEARS

PAPER AND FOREST PRODUCTS   -1.68%   13.88%   10.52%

PAPER AND FOREST PRODUCTS   -4.63%   13.19%   10.18%
(INCL. 3% SALES CHARGE)

S&P 500                     18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 150216 S00000000000001
             Paper & Forest              SP Standard & Poor 500
             00506                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9594.37                     9173.00
  1986/10/31      10307.35                     9702.28
  1986/11/30      10738.66                     9938.05
  1986/12/31      10580.22                     9684.63
  1987/01/31      13352.90                    10989.15
  1987/02/28      13784.21                    11423.22
  1987/03/31      14840.47                    11753.35
  1987/04/30      13960.25                    11648.74
  1987/05/31      13159.26                    11750.09
  1987/06/30      13740.20                    12343.47
  1987/07/31      13907.44                    12969.28
  1987/08/31      14919.69                    13453.04
  1987/09/30      14470.78                    13158.41
  1987/10/31      10175.32                    10324.09
  1987/11/30       9823.23                     9473.39
  1987/12/31      10996.78                    10194.31
  1988/01/31      10552.66                    10623.49
  1988/02/29      11547.10                    11118.55
  1988/03/31      11180.22                    10774.98
  1988/04/30      11305.73                    10894.59
  1988/05/31      11180.22                    10989.37
  1988/06/30      12338.79                    11493.78
  1988/07/31      11788.47                    11450.10
  1988/08/31      11209.18                    11060.80
  1988/09/30      11431.24                    11531.99
  1988/10/31      11180.22                    11852.58
  1988/11/30      10938.85                    11683.09
  1988/12/31      11741.34                    11887.54
  1989/01/31      11857.49                    12757.71
  1989/02/28      11509.03                    12440.04
  1989/03/31      11518.71                    12729.90
  1989/04/30      11934.93                    13390.58
  1989/05/31      12147.88                    13932.90
  1989/06/30      11373.51                    13853.48
  1989/07/31      12467.31                    15104.45
  1989/08/31      13357.83                    15400.50
  1989/09/30      12622.18                    15337.35
  1989/10/31      12051.08                    14981.53
  1989/11/30      11963.97                    15287.15
  1989/12/31      12220.20                    15654.04
  1990/01/31      11103.04                    14603.66
  1990/02/28      11210.83                    14792.04
  1990/03/31      11524.42                    15184.03
  1990/04/30      10779.65                    14804.43
  1990/05/31      11495.02                    16247.86
  1990/06/30      11220.63                    16137.38
  1990/07/31      11387.23                    16085.74
  1990/08/31      10025.07                    14631.59
  1990/09/30       9054.90                    13919.03
  1990/10/31       8770.71                    13859.18
  1990/11/30       9652.68                    14754.48
  1990/12/31      10374.03                    15166.13
  1991/01/31      11231.06                    15827.37
  1991/02/28      11769.19                    16959.03
  1991/03/31      12008.36                    17369.44
  1991/04/30      12596.32                    17411.13
  1991/05/31      14041.31                    18163.29
  1991/06/30      13682.56                    17331.41
  1991/07/31      13692.52                    18139.05
  1991/08/31      13762.28                    18568.95
  1991/09/30      13234.11                    18258.85
  1991/10/31      13732.38                    18503.51
  1991/11/30      12686.01                    17757.82
  1991/12/31      13980.59                    19789.32
  1992/01/31      15266.39                    19421.24
  1992/02/29      15337.82                    19673.71
  1992/03/31      15439.87                    19290.07
  1992/04/30      15684.79                    19857.20
  1992/05/31      15245.98                    19954.50
  1992/06/30      15144.70                    19657.18
  1992/07/31      15032.21                    20461.16
  1992/08/31      14428.88                    20041.71
  1992/09/30      14275.49                    20278.20
  1992/10/31      14970.85                    20349.17
  1992/11/30      15523.06                    21043.08
  1992/12/31      15665.94                    21301.91
  1993/01/31      16148.44                    21480.84
  1993/02/28      16507.76                    21772.98
  1993/03/31      16487.22                    22232.39
  1993/04/30      17237.22                    21694.37
  1993/05/31      17288.59                    22275.78
  1993/06/30      16918.78                    22340.38
  1993/07/31      16744.14                    22251.02
  1993/08/31      17196.13                    23094.33
  1993/09/30      16374.34                    22916.50
  1993/10/31      17011.23                    23390.88
  1993/11/30      18069.30                    23168.66
  1993/12/31      18572.65                    23449.00
  1994/01/31      20729.87                    24246.27
  1994/02/28      20144.34                    23589.20
  1994/03/31      18007.66                    22560.71
  1994/04/30      17987.53                    22849.48
  1994/05/31      18721.29                    23224.22
  1994/06/30      18532.61                    22655.22
  1994/07/31      20104.95                    23398.31
  1994/08/31      22348.15                    24357.64
  1994/09/30      22746.47                    23760.88
  1994/10/31      21331.37                    24295.50
  1994/11/30      20398.45                    23410.66
  1994/12/31      21198.51                    23757.84
  1995/01/31      21056.17                    24373.88
  1995/02/28      23147.55                    25323.73
  1995/03/31      23311.79                    26071.03
  1995/04/30      23408.19                    26838.83
  1995/05/31      23795.19                    27911.57
  1995/06/30      25951.35                    28559.96
  1995/07/31      26835.93                    29507.01
  1995/08/31      26813.82                    29581.07
  1995/09/30      26371.53                    30829.39
  1995/10/31      25984.52                    30719.33
  1995/11/30      26371.53                    32067.91
  1995/12/31      25844.12                    32685.54
  1996/01/31      26488.70                    33798.15
  1996/02/29      25272.50                    34111.46
  1996/03/31      26561.67                    34439.95
  1996/04/30      27723.04                    34947.60
  1996/05/31      27164.26                    35848.90
  1996/06/30      25640.32                    35985.48
  1996/07/31      24967.24                    34395.64
  1996/08/30      26364.19                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 150221 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Paper and Forest Products Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $26,364 - a 163.64% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Boise Cascade Corp.                     9.9

Champion International Corp.            9.6

Weyerhaeuser Co.                        5.5

Chesapeake Corp.                        4.9

Hollinger International, Inc. Class A   4.6

Mead Corp.                              3.8

Willamette Industries, Inc.             3.5

Fort Howard Corp.                       3.4

Rayonier, Inc.                          3.4

Mercer International, Inc. SBI          3.1

TOP INDUSTRIES AS OF AUGUST 31, 1996
Paper & Forest Products 75.5%
Publishing 9.0%
Tobacco 2.1%
Insurance 2.0%
Packaging & Containers 1.3%
All Others 10.1% *


Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 1.3
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 2.1
Row: 1, Col: 5, Value: 9.0
Row: 1, Col: 6, Value: 75.5
* INCLUDES SHORT-TERM INVESTMENTS
PAPER AND FOREST PRODUCTS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Larry Rakers,
Portfolio Manager of
Fidelity Select Paper and Forest Products Portfolio
Q. HOW HAS THE FUND PERFORMED, LARRY?
A. For the six months ended August 31, 1996, the fund had a total return of 4.32%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned -1.68%, while the S&P 500 had a return of 18.73%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. The fund performed slightly better than the S&P 500 because of improvements we've seen in the U.S. economy recently. Economic strength is a major factor for the performance of paper companies and paper company stocks. They fall into the broad category known as cyclical stocks - those that tend to move up and down with the economy. As we've seen signs of economic improvement, stocks in the sector have attracted investor interest because of their economic sensitivity and because their valuations - their stock prices relative to other measures such as earnings - have been very attractive after a rough 1995. Business prospects for companies were improving slowly, and commodity paper prices appeared to be near a low point from which they could rebound.
Q. WHAT SORTS OF STRATEGIES HAVE YOU BEEN PURSUING IN THIS ENVIRONMENT?
A. While we've seen some indications of an improving economy, I've pursued a number of different strategies that provide a mix of investments offering exposure to several potentially positive trends. First, I've invested in companies such as Fort Howard that are involved in the production of tissue. Tissue, which tends to have stable demand and pricing, is perceived to be an attractive grade of paper late in an economic cycle - when commodity paper prices tend to be falling due to production overcapacity. Second, I've invested in companies with a component of their business dedicated to wood. Demand for wood historically is high in the early stages of an economic cycle, so I've increased these investments in anticipation of continued economic growth. Unfortunately, while wood prices have increased considerably, most share prices of companies with wood businesses have not increased; the performance from other components of these companies' businesses has been weak and Wall Street does not think the higher wood prices are sustainable. Third, I've invested in companies such as Champion International and Boise Cascade that tend to be sensitive to the price of paper and can show solid returns if the price of paper goes up. As I said, there are some indications that paper and paper stock prices may be bottoming. Finally, I've invested in specialty paper companies such as Schweitzer-Mauduit International - which makes cigarette paper - and Specialty Paperboard. I am not completely convinced we will see marked improvement in the economy or paper prices, and these companies and stocks tend to perform better when paper prices remain relatively flat.
Q. WHICH STOCKS HAVE PERFORMED WELL FOR THE FUND?
A. Specialty Paperboard was one, on the strength of some positive acquisitions the company made. Schweitzer-Mauduit International was another, because prices for the pulp it uses to make cigarette paper went down, helping the company improve earnings. Finally, I purchased Fort Howard during the period when its valuation was depressed. The stock subsequently did well because waste paper prices were weak, decreasing costs for the company's tissue production.
Q. AND WHICH TURNED OUT TO BE DISAPPOINTMENTS?
A. Hollinger International is a company that buys newsprint to make newspapers. Even though it was helped by falling newsprint prices, it made an acquisition that Wall Street felt diluted its value, and so the company's stock fell. Boise Cascade was slowed because its publicly traded office products subsidiary did not live up to high expectations for sales and earnings growth.
Q. WHAT'S YOUR OUTLOOK?
A. I'm fairly positive that we'll eventually see an uptick in paper prices. However, the stock prices of paper companies may stay fairly stagnant until we get a clearer picture of the direction of the economy and interest rates. Conditions would be ripe for good performance if there were enough of an economic pick-up to help push paper prices upward. If that happens, I'll seek to reduce the fund's position in specialty paper company stocks and increase investments in those companies that tend to be more sensitive to the price of paper, including producers of commodity paper products such as uncoated free sheet and liner board.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 506
TRADING SYMBOL: FSPFX
SIZE: as of August 31, 1996, more than
$31 million
MANAGER: Larry Rakers, since February
1996; manager, Fidelity Select American
Gold Portfolio, since 1995; Fidelity Select
Precious Metals and Minerals Portfolio, since
July 1996; joined Fidelity in 1993
(checkmark)
PAPER AND FOREST PRODUCTS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - 76.9%
METALS & MINING - 0.5%
English China Clay PLC  36,500 $ 143,638  29321792
PACKAGING & CONTAINERS - 1.3%
Gaylord Container Corp. Class A  25,000  181,250  36814510
Mayr Melnhof Karton AG (a)  5,000  234,656  57847192
  415,906
PAPER & FOREST PRODUCTS - 75.1%
Boise Cascade Corp.   94,900  3,202,875  09738310
Bowater, Inc.   2,700  97,200  10218310
Buckeye Cellulose Corp. (a)  20,000  532,500  11815H10
Champion International Corp.   71,900  3,091,700  15852510
Chesapeake Corp.   64,900  1,590,050  16515910
Crown Pacific Partners LP unit  8,400  175,350  22843910
Domtar, Inc.   14,700  117,643  25756110
Donohue, Inc. (vtg.)  9,210  129,240  25804140
Enso OY Class R  15,000  128,033  29399Q22
Fletcher Challenge Canada Ltd. Class A  7,400  106,274  33932D10
Fort Howard Corp. (a)  46,500  1,098,563  34746110
Georgia-Pacific Corp.   4,900  364,438  37329810
International Paper Co.   1,500  60,000  46014610
Jefferson Smurfit Corp. (a)  20,000  242,500  47508710
Kimberly-Clark Corp.   11,330  887,989  49436810
Louisiana-Pacific Corp.   11,900  258,825  54634710
MacMillan Bloedel Ltd.   20,000  287,959  55478320
Mead Corp.   21,600  1,236,600  58283410
Mercer International, Inc. SBI  67,000  1,005,000  58805610
Metsa-Serla Ltd. Class B  12,500  93,567  59299992
Mo Och Domsjoe AB Class B  7,000  202,499  61399792
Plum Creek Timber Co. LP depositary unit  6,000  159,750  72923710
Pope & Talbot, Inc.   31,000  496,000  73282710
Rayonier, Inc.   27,600  1,093,650  75490710
St. Joe Corp.   1,000  61,500  79014810
Slocan Forest Products Ltd.   31,800  341,648  83158C10
Specialty Paperboard, Inc. (a)  58,900  986,575  84750410
Stone Consolidated Corp.   2,400  29,381  86158K10
Stone Container Corp.   65,000  901,875  86158910
Stora Kopparbergs B Free shares  3,000  41,920  86210998
Svenska Cellulosa AB (SCA)
 Class B Ord.   20,000  424,484  86958730
Temple-Inland, Inc.   5,900  291,313  87986810
Timberwest Forest Ltd.   22,300  260,771  88690810
Union Camp Corp.   3,800  184,300  90553010
UPM-Kymmene Corp. (a)  14,200  324,270  91599K22
Wausau Paper Mills Co.   46,037  822,911  94331710
Westvaco Corp.   3,700  105,913  96154810
Weyerhaeuser Co.   39,600  1,767,150  96216610
Willamette Industries, Inc.   18,100  1,117,675  96913310
  24,319,891
TOTAL BASIC INDUSTRIES   24,879,435
FINANCE - 2.0%
INSURANCE - 2.0%
Arbatax International, Inc. (a)   115,600  647,360  03891910
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Valmet OY (b)  10,000  171,381  92029992

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 9.0%
PUBLISHING - 9.0%
Hollinger International, Inc. Class A  136,900 $ 1,488,788  43556910
Knight-Ridder, Inc.   19,200  648,000  49904010
New York Times Co. (The) Class A  11,300  353,125  65011110
Times Mirror Co. Class A  9,800  425,075  88736410
  2,914,988
NONDURABLES - 2.1%
TOBACCO - 2.1%
Schweitzer-Mauduit International, Inc.   21,100  675,200  80854110
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Taiga Forest Products Ltd. (a)   5,000  30,696  87391010
SERVICES - 0.1%
PRINTING - 0.1%
Alco Standard Corp.   900  39,263  01378810
TOTAL COMMON STOCKS
 (Cost $30,406,317)   29,358,323
CONVERTIBLE PREFERRED STOCKS - 0.4%
BASIC INDUSTRIES - 0.4%
PAPER & FOREST PRODUCTS - 0.4%
James River Corp., Series P,
 $1.55 depositary shares representing
 1/100 share (dividend enhanced
 conversion stock) (Cost $122,507)  4,600  114,425  47034988
REPURCHASE AGREEMENTS - 8.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 2,897,689  2,896,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $33,424,824)  $ 32,368,748
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $171,381 or 0.5% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $40,796,133 and $36,570,010, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $15,942 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $2,916,000. The weighted average interest rate paid was 5.9% (see Note 6 of Notes to Financial Statements). Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   85.4%
Canada   9.1
Finland   2.2
Sweden   2.1
Others (individually less than 1%)    1.2
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $33,447,797. Net unrealized depreciation aggregated $1,079,049, of which $1,064,396 related to appreciated investment securities and $2,143,445 related to depreciated investment securities. PAPER AND FOREST PRODUCTS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 32,368,748
securities, at
value (including
repurchase
agreements of
$2,896,000)
(cost
$33,424,824) -
See
accompanying
schedule

Cash                                      11

Receivable for                            171,353
fund shares sold

Dividends                                 48,017
receivable

Redemption fees                           846
receivable

Prepaid expenses                          7,154

 TOTAL ASSETS                             32,596,129

LIABILITIES

Payable for                  $ 280,450
investments
purchased

Payable for fund              332,016
shares
redeemed

Accrued                       14,196
management
fee

Other payables                57,859
and
accrued
expenses

 TOTAL LIABILITIES                        684,521

NET ASSETS                               $ 31,911,608

Net Assets
consist of:

Paid in capital                          $ 31,991,259

Undistributed net                         99,901
investment
income

Accumulated                               876,521
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            (1,056,073
appreciation                             )
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                          $ 31,911,608
1,537,389
shares
outstanding

NET ASSET VALUE                           $20.76
and redemption
price per share
($31,911,608 (divided by)
1,537,389
shares)

Maximum offering                          $21.40
price per share
(100/97.00 of
$20.76)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                        $ 394,642
INCOME
Dividends

Interest                           90,173

 TOTAL INCOME                      484,815

EXPENSES

Management fee       $ 119,694

Transfer agent        206,799
fees

Accounting fees       30,107
and expenses

Non-interested        79
trustees'
compensation

Custodian fees        11,379
and expenses

Registration fees     8,378

Audit                 11,089

Legal                 158

Interest              1,434

Miscellaneous         628

 Total expenses       389,745
before
reductions

 Expense              (5,091       384,654
reductions           )

NET INVESTMENT                     100,161
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           1,304,260
securities

 Foreign              (438         1,303,822
currency             )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (697,354
securities           )

 Assets and           (41          (697,395
liabilities in       )            )
 foreign
currencies

NET GAIN (LOSS)                    606,427

NET INCREASE                      $ 706,588
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 99,449
INFORMATION
Sales charges
paid to FDC

 Deferred sales                   $ 1,391
charges
withheld
 by FDC

 Exchange fees                    $ 18,668
withheld by FSC

 Expense                          $ 3,092
reductions
 Directed
brokerage
arrangements

  Custodian                        108
interest credits

  Transfer agent                   1,891
interest credits

                                  $ 5,091

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 100,161      $ 196,357
Net investment
income

 Net realized        1,303,822      10,192,650
gain (loss)

 Change in net       (697,395       (5,417,439
unrealized          )              )
appreciation
(depreciation)

 NET INCREASE        706,588        4,971,568
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (22,582        (148,185
shareholders        )              )
From net
investment
income

 From net            (2,077,516     (4,557,795
realized gain       )              )

 TOTAL               (2,100,098     (4,705,980
DISTRIBUTIONS       )              )

Share                63,613,128     89,748,449
transactions
Net proceeds
from sales of
shares

 Reinvestment of     2,072,146      4,602,520
distributions

 Cost of shares      (59,757,187    (161,775,476
redeemed            )              )

 Paid in capital     106,992        210,077
portion of
redemption fees

 NET INCREASE        6,035,079      (67,214,430
(DECREASE) IN                      )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              4,641,569      (66,948,842
INCREASE                           )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        27,270,039     94,218,881
period

 End of period      $ 31,911,608   $ 27,270,039
(including
undistributed
net investment
income of
$99,901 and
$46,687,
respectively)

OTHER
INFORMATION
Shares

 Sold                2,941,531      3,969,187

 Issued in           98,486         214,948
reinvestment of
distributions

 Redeemed            (2,814,784     (7,328,171
                    )              )

 Net increase        225,233        (3,144,036)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 20.78      $ 21.14    $ 19.61    $ 16.08    $ 15.37    $ 12.64
beginning of
period

Income from
Investment
Operations

 Net investment        .05          .08        .01        (.01)      .06        .13
income (loss)

 Net realized and      .80          1.83       2.53       3.38       .65        2.64
unrealized gain
(loss)

 Total from            .85          1.91       2.54       3.37       .71        2.77
investment
operations



Less Distributions

 From net              (.01)        (.08)      -          (.01)      (.09)      (.30)
investment
income

 From net              (.92)        (2.27)     (1.17)     -          -          -
realized gain

 Total                 (.93)        (2.35)     (1.17)     (.01)      (.09)      (.30)
distributions

Redemption fees        .06          .08        .16        .17        .09        .26
added to paid in
capital

Net asset value,      $ 20.76      $ 20.78    $ 21.14    $ 19.61    $ 16.08    $ 15.37
end of period

TOTAL RETURN B, C      4.32%        9.18%      14.91%     22.03%     5.25%      24.52%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 31,912     $ 27,270   $ 94,219   $ 66,908   $ 25,098   $ 28,957
period (000
omitted)

Ratio of expenses      1.95% A      1.91%      1.88%      2.08%      2.21% A    2.05%
to average net
assets

Ratio of expenses      1.93% A,     1.90%      1.87%      2.07%      2.21% A    2.05%
to average net        E            E          E          E
assets after
expense
reductions

Ratio of net           .50% A       .34%       .05%       (.08)%     .49% A     .92%
investment
income (loss) to
average net
assets

Portfolio turnover     210% A       78%        209%       176%       222% A     421%
rate

Average               $ .0319
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past six months, one year, five year, and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1996           MONTH    YEAR     YEARS     FUND
                          S

TRANSPORTATION            -1.20%   4.24%    121.54%   262.64%

TRANSPORTATION            -4.16%   1.11%    114.90%   251.76%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    281.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on September 29, 1986. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996           YEAR     YEARS    FUND

TRANSPORTATION            4.24%    17.24%   13.85%

TRANSPORTATION            1.11%    16.53%   13.50%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   14.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960910 154348 S00000000000001
             Transportation              SP Standard & Poor 500
             00512                       SP001
  1986/09/29       9700.00                    10000.00
  1986/09/30       9748.50                     9962.80
  1986/10/31      10039.50                    10537.66
  1986/11/30      10204.40                    10793.72
  1986/12/31      10039.50                    10518.48
  1987/01/31      10737.90                    11935.32
  1987/02/28      11397.50                    12406.77
  1987/03/31      11397.50                    12765.32
  1987/04/30      11475.10                    12651.71
  1987/05/31      11649.70                    12761.78
  1987/06/30      11998.90                    13406.25
  1987/07/31      12474.20                    14085.95
  1987/08/31      12474.20                    14611.35
  1987/09/30      11795.20                    14291.37
  1987/10/31       7992.80                    11213.00
  1987/11/30       7527.20                    10289.05
  1987/12/31       8284.50                    11072.05
  1988/01/31       8698.73                    11538.18
  1988/02/29       9418.69                    12075.86
  1988/03/31       9704.70                    11702.72
  1988/04/30       9734.29                    11832.62
  1988/05/31       9675.11                    11935.56
  1988/06/30      10661.36                    12483.41
  1988/07/31      10523.29                    12435.97
  1988/08/31      10030.16                    12013.15
  1988/09/30      10690.95                    12524.91
  1988/10/31      11036.14                    12873.10
  1988/11/30      11134.76                    12689.01
  1988/12/31      11470.09                    12911.07
  1989/01/31      12456.34                    13856.16
  1989/02/28      12584.55                    13511.14
  1989/03/31      12969.19                    13825.95
  1989/04/30      13403.14                    14543.52
  1989/05/31      13975.16                    15132.53
  1989/06/30      13889.01                    15046.28
  1989/07/31      14730.77                    16404.95
  1989/08/31      15688.27                    16726.49
  1989/09/30      15383.13                    16657.91
  1989/10/31      14404.59                    16271.45
  1989/11/30      14530.85                    16603.39
  1989/12/31      14737.71                    17001.87
  1990/01/31      13812.21                    15861.04
  1990/02/28      14456.54                    16065.65
  1990/03/31      14890.01                    16491.39
  1990/04/30      14327.68                    16079.11
  1990/05/31      14854.86                    17646.82
  1990/06/30      14691.33                    17526.82
  1990/07/31      14642.53                    17470.73
  1990/08/31      12494.96                    15891.38
  1990/09/30      10884.28                    15117.47
  1990/10/31      10713.45                    15052.46
  1990/11/30      11152.72                    16024.85
  1990/12/31      11555.39                    16471.95
  1991/01/31      12543.76                    17190.12
  1991/02/28      13763.97                    18419.22
  1991/03/31      13776.18                    18864.96
  1991/04/30      13739.57                    18910.24
  1991/05/31      14825.56                    19727.16
  1991/06/30      14702.46                    18823.66
  1991/07/31      15596.12                    19700.84
  1991/08/31      15877.68                    20167.75
  1991/09/30      15583.88                    19830.95
  1991/10/31      16734.61                    20096.68
  1991/11/30      15694.05                    19286.79
  1991/12/31      17811.89                    21493.19
  1992/01/31      17971.04                    21093.42
  1992/02/29      18938.14                    21367.64
  1992/03/31      18485.20                    20950.97
  1992/04/30      18962.63                    21566.92
  1992/05/31      19354.37                    21672.60
  1992/06/30      18521.92                    21349.68
  1992/07/31      18791.24                    22222.88
  1992/08/31      18228.12                    21767.31
  1992/09/30      18950.39                    22024.17
  1992/10/31      19758.35                    22101.25
  1992/11/30      21190.65                    22854.91
  1992/12/31      22049.78                    23136.02
  1993/01/31      23037.27                    23330.36
  1993/02/28      23349.77                    23647.66
  1993/03/31      24912.25                    24146.62
  1993/04/30      24850.15                    23562.27
  1993/05/31      25778.43                    24193.74
  1993/06/30      25853.69                    24263.90
  1993/07/31      25853.69                    24166.85
  1993/08/31      26330.38                    25082.77
  1993/09/30      26393.10                    24889.63
  1993/10/31      26945.04                    25404.85
  1993/11/30      27095.57                    25163.50
  1993/12/31      28513.94                    25467.98
  1994/01/31      29763.83                    26333.89
  1994/02/28      29763.83                    25620.25
  1994/03/31      28967.19                    24503.20
  1994/04/30      29508.50                    24816.84
  1994/05/31      29034.13                    25223.84
  1994/06/30      29006.23                    24605.86
  1994/07/31      29982.87                    25412.93
  1994/08/31      30875.80                    26454.86
  1994/09/30      30052.63                    25806.71
  1994/10/31      30499.09                    26387.37
  1994/11/30      28671.38                    25426.34
  1994/12/31      29616.40                    25803.41
  1995/01/31      29416.80                    26472.49
  1995/02/28      31520.20                    27504.13
  1995/03/31      31934.73                    28315.77
  1995/04/30      32410.69                    29149.67
  1995/05/31      31443.43                    30314.78
  1995/06/30      31105.66                    31019.00
  1995/07/31      33777.12                    32047.59
  1995/08/31      33746.42                    32128.03
  1995/09/30      33439.35                    33483.83
  1995/10/31      33024.81                    33364.29
  1995/11/30      34160.95                    34828.98
  1995/12/31      34108.67                    35499.79
  1996/01/31      34628.42                    36708.20
  1996/02/29      35602.96                    37048.49
  1996/03/31      36463.79                    37405.26
  1996/04/30      37658.31                    37956.62
  1996/05/31      37707.30                    38935.52
  1996/06/30      37886.94                    39083.86
  1996/07/31      35143.40                    37357.14
  1996/08/30      35159.73                    38145.00
IMATRL PRASUN   SHR__CHT 19960831 19960910 154353 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Transportation Portfolio on September 29, 1986, when the fund started and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $35,176 - a 251.76% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $38,145 over the same period - a 281.45% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                       % OF FUND'S
                                       INVESTMENTS

CSX Corp.                              9.3

Burlington Northern Santa Fe Corp.     9.1

Hunt (J.B.) Transport Services, Inc.   8.7

Eaton Corp.                            8.1

Cummins Engine Co., Inc.               5.4

Boeing Co.                             5.2

AMR Corp.                              4.7

M.S. Carriers, Inc.                    3.8

PACCAR, Inc.                           3.6

UAL Corp.                              3.2

TOP INDUSTRIES AS OF AUGUST 31, 1996
Railroads 21.6%
Auto & Truck Parts 15.4%
Air Transport, Major
National 15.1%
Trucking, Long Distance 12.9%
Motor Vehicles &
Car Bodies 11.0%
All Others 24.0%*
Row: 1, Col: 1, Value: 24.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 12.9
Row: 1, Col: 4, Value: 15.1
Row: 1, Col: 5, Value: 15.4
Row: 1, Col: 6, Value: 21.6
* INCLUDES SHORT-TERM INVESTMENTS
TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




Stephen DuFour,
Portfolio Manager
of Fidelity Select
Transportation Portfolio
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned -1.20% and 4.24%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% and 18.73% for the same time periods.
Q. HOW DO YOU EXPLAIN THE FUND'S PERFORMANCE?
A. Simply put, the fund is divided into four key segments: railroads, airlines, trucking and truck manufacturing. During the past six months, the railroads, trucking and truck manufacturing stocks were average performers and the airlines stocks were very poor performers. The fund's performance was hurt by its exposure to airline stocks during the past six months.
Q. WHY DID THE AIRLINES PERFORM SO POORLY?
A. Airline stocks performed poorly because of the timing of a number of unrelated events, specifically, the tragedies involving ValuJet and Trans World Airlines. In addition, airline stocks were hurt by rising fuel costs.
Q. GIVEN THIS BACKDROP, YOU INCREASED THE FUND'S WEIGHTING IN TRUCKING AND TRUCK MANUFACTURING STOCKS. WHY WERE THEY ATTRACTIVE?
A. The trucking industry purchased too many trucks during much of 1994 and 1995. By late 1995 and early 1996, truck orders virtually stopped causing truck manufacturing stocks to perform poorly. During the period, I realized that there had been a long period in which commercial trucks hadn't been ordered, and I believed that the tide would turn and the supply/demand balance within the trucking industry would improve. My belief was that once that happened and trucking stocks began to post better performance results, then more trucks would be purchased. In short, I began to envision the beginning of the next cycle for truck and truck manufacturing stocks. During the period, the fund held large positions in Eaton, Cummins and PACCAR, all truck manufacturers. The fund's top trucking stocks included JB Hunt and M.S. Carriers.
Q. HOW DID YOU VIEW RAILROAD STOCKS DURING THE PERIOD?
A. In 1995, rail stocks were good performers due to their strong revenue growth and improved cost cutting. By early 1996, however, I believed that the rail stocks were close to fully valued.
Q. BUT THE FUND STILL HAS A LARGE HOLDING IN RAILROAD STOCKS . . .
A. That's true. The fund's weighting in railroads is similar to what it was six months ago. In fact, the fund's two top holdings continue to be railroad stocks. But that has more to do with specific company dynamics than it does with any positive trend within the rail industry. For instance, CSX, the fund's largest holding, owns a large container shipping subsidiary, SeaLand. SeaLand has entered into an alliance with Maersk, the largest container shipping company in the world. I believe that by combining their cost structures - in addition to some of the other positive business prospects in the container shipping industry - SeaLand has the potential to increase its profit margins.
Q. WHAT WERE THE MAJOR DISAPPOINTMENTS DURING THE PAST SIX MONTHS?
A. Certainly the fund's investment in airlines was the greatest disappointment. While I'm pleased that I cut the fund's weighting I wish I'd reduced it more - and much sooner.
Q. WHAT'S AHEAD FOR THE FUND?
A. As you can see by the fund's weightings, I'm very optimistic about trucking and truck manufacturing. I'm beginning to feel better about selected railroads, but remain uncertain about airline stocks. My goal is to keep the fund as focused as possible on the stocks that have the best chance to outperform the overall market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 512
TRADING SYMBOL: FSRFX
SIZE: as of August 31, 1996, more than
$10 million
MANAGER: Stephen DuFour, since 1994;
manager, Fidelity Select Energy Portfolio, since October 1996; Fidelity Select
Multimedia Portfolio, 1993-February 1996;
equity analyst, media, 1992-1993; joined
Fidelity in 1992
(checkmark)
TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 5.2%
AIRCRAFT - 5.2%
Boeing Co.   6,000 $ 543,000  09702310
AIR TRANSPORTATION - 16.6%
AIR TRANSPORTATION, MAJOR NATIONAL - 15.1%
AMR Corp. (a)  6,000  492,000  00176510
Alaska Air Group, Inc. (a)  5,000  105,620  01165910
Continental Airlines, Inc., Class B (a)   12,400  280,550  21079530
Delta Air Lines, Inc.   2,000  141,750  24736110
Northwest Airlines Corp. Class A (a)  5,900  222,725  66728010
UAL Corp. (a)  7,000  336,000  90254950
  1,578,645
AIR TRANSPORTATION, REGIONAL - 1.5%
Atlantic Southeast Airlines, Inc.   5,100  117,300  04886910
Comair Holdings, Inc.   2,000  48,000  19978910
  165,300
TOTAL AIR TRANSPORTATION   1,743,945
AUTOS, TIRES, & ACCESSORIES - 26.4%
AUTO & TRUCK PARTS - 15.4%
Cummins Engine Co., Inc.   14,900  560,613  23102110
Eaton Corp.   15,300  847,238  27805810
Modine Manufacturing Co.   7,900  203,425  60782810
  1,611,276
MOTOR VEHICLES & CAR BODIES - 11.0%
Federal Signal Co.   1,100  24,888  31385510
Navistar International Corp. (a)  10,000  97,500  63934E10
PACCAR, Inc.   8,300  375,575  69371810
Scania AB:
 Class A  10,000  265,869  80699R22
 Class B  10,000  266,624  80699R23
Sime Darby Hongkong Ltd.   20,000  21,080  82899392
Volvo AB ADR Class B  5,000  105,313  92885640
  1,156,849
TRUCK & BUS BODIES - 0.0%
Grupo Dina sponsored ADR, Series L (a)  11  25  21030620
TOTAL AUTOS, TIRES, & ACCESSORIES   2,768,150
RAILROADS - 21.6%
Burlington Northern Santa Fe Corp.   11,930  954,400  12189T10
CSX Corp.   19,300  977,063  12640810
Conrail, Inc.   1,000  68,125  20836810
Tranz Rail Holdings Ltd.
 sponsored ADR (a)  5,000  75,000  89411610
Wisconsin Central Transportation
 Corp. (a)  5,300  186,825  97659210
  2,261,413
SHIPPING - 4.6%
DEEP SEA TRANSPORTATION - 1.7%
Pacific Basin Bulk Shipping Ltd.   11,010  170,655  69402710
Pacific Basin Bulk Shipping Ltd.
 (warrants) (a)  1,000  938  69402711
  171,593
SHIPPING - 2.9%
Bergesen Group Class B  2,000  41,496  08399011
IM Skaugen A/S (a)  50,000  26,910  45299592
Kirby Corp. (a)  12,200  198,250  49726610

 SHARES VALUE (NOTE 1)
Storli, Skibs AS  2,000 $ 34,788  86229910
Storli, Skibs AS Class B (non-vtg.)  300  5,148  86229992
  306,592
TOTAL SHIPPING   478,185
TRUCKING & FREIGHT - 21.6%
FREIGHT FORWARDING - 0.3%
NFC PLC sponsored ADR   2,300  32,775  62892330
TRUCKING, LOCAL & LONG DISTANCE - 8.4%
Caliber System, Inc.   3,000  52,125  12989410
Consolidated Freightways, Inc.   5,000  115,000  20923710
M.S. Carriers, Inc. (a)  18,400  400,200  55353310
Werner Enterprises, Inc.   18,000  315,000  95075510
  882,325
TRUCKING, LONG DISTANCE - 12.9%
Hunt (J.B.) Transport Services, Inc.   50,500  915,313  44565810
PST Vans, Inc. (a)  9,500  29,688  69393410
US Freightways Corp.   12,900  267,675  91690610
Yellow Corp. (a)  10,000  133,750  98550910
  1,346,426
TOTAL TRUCKING & FREIGHT   2,261,526
TOTAL COMMON STOCKS
 (Cost $9,978,805)   10,056,219
REPURCHASE AGREEMENTS - 4.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 421,246  421,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $10,399,805)  $ 10,477,219
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $8,835,637 and $9,026,646, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,823 for the period (see
Note 5 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   90.0%
Sweden   6.1
Bermuda   1.7
Norway   1.0
New Zealand   0.7
United Kingdom   0.3
Hong Kong   0.2
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $10,407,746. Net unrealized appreciation aggregated $69,473, of which $674,916 related to appreciated investment securities and $605,443 related to depreciated investment securities.
TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                           $ 10,477,219
securities, at
value (including
repurchase
agreements of
$421,000)
(cost
$10,399,805) -
See
accompanying
schedule

Cash                                     506

Receivable for                           94,431
fund shares sold

Dividends                                15,380
receivable

Redemption fees                          8
receivable

Other receivables                        6,938

Prepaid expenses                         4,330

 TOTAL ASSETS                            10,598,812

LIABILITIES

Payable for fund             $ 30,801
shares
redeemed

Accrued                       1,044
management
fee

Other payables                33,622
and
accrued
expenses

 TOTAL LIABILITIES                       65,467

NET ASSETS                              $ 10,533,345

Net Assets
consist of:

Paid in capital                         $ 9,919,429

Accumulated net                          (21,281
investment                              )
(loss)

Accumulated                              557,783
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                           77,414
appreciation
(depreciation)
on investments

NET ASSETS, for                         $ 10,533,345
488,986
shares
outstanding

NET ASSET VALUE                          $21.54
and redemption
price per share
($10,533,345 (divided by)
488,986 shares)

Maximum offering                         $22.21
price per share
(100/97.00 of
$21.54)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                      $ 132,835
INCOME
Dividends

Interest                         20,196

 TOTAL INCOME                    153,031

EXPENSES

Management fee       $ 42,012

Transfer agent        81,050
fees

Accounting fees       30,067
and expenses

Non-interested        26
trustees'
compensation

Custodian fees        8,173
and expenses

Registration fees     4,330

Audit                 13,345

Legal                 84

Miscellaneous         175

 Total expenses       179,262
before
reductions

 Expense              (4,950     174,312
reductions           )

NET INVESTMENT                   (21,281
INCOME (LOSS)                   )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           601,988
securities

 Foreign              (109       601,879
currency             )
transactions

Change in net                    (809,907
unrealized                      )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                  (208,028
                                )

NET INCREASE                    $ (229,309
(DECREASE) IN                   )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                           $ 84,756
INFORMATION
Sales charges
paid to FDC

 Deferred sales                 $ 241
charges
withheld
 by FDC

 Exchange fees                  $ 7,560
withheld by FSC

 Expense                        $ 463
reductions
 Directed
brokerage
arrangements

  Custodian                      70
interest credits

  FMR                            4,417
reimbursement

                                $ 4,950

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (21,281      $ (46,898
Net investment       )              )
income (loss)

 Net realized         601,879        1,654,188
gain (loss)

 Change in net        (809,907       (414,468
unrealized           )              )
appreciation
(depreciation)

 NET INCREASE         (229,309       1,192,822
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (82,067        (578,339
shareholders         )              )
from net
realized gains

Share                 16,302,923     23,608,416
transactions
Net proceeds
from sales of
shares

 Reinvestment of      81,051         567,930
distributions

 Cost of shares       (17,020,320    (26,101,274
redeemed             )              )

 Redemption           35,834         51,261
fees

 NET INCREASE         (600,512       (1,873,667
(DECREASE) IN        )              )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               (911,888       (1,259,184
INCREASE             )              )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         11,445,233     12,704,417
period

 End of period       $ 10,533,345   $ 11,445,233
(including
accumulated net
investment loss
of $21,281 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 715,787        1,097,987

 Issued in            3,675          26,954
reinvestment of
distributions

 Redeemed             (752,614       (1,221,676
                     )              )

 Net increase         (33,152)       (96,735)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 21.92      $ 20.53    $ 21.67    $ 18.68    $ 15.49      $ 11.26
beginning of
period

Income from
Investment
Operations

 Net investment        (.03)        (.09) F    (.17)      (.20)      (.07)        (.05)
income (loss)

 Net realized and      (.29)        2.60       1.17       5.07       3.55         4.18
unrealized gain
(loss)

 Total from            (.32)        2.51       1.00       4.87       3.48         4.13
investment
operations



Less Distributions

 From net              -            -          -          -          -            (.04)
investment
income

 From net              (.12)        (1.22)     (2.19)     (1.96)     (.36)        -
realized gain

 Total                 (.12)        (1.22)     (2.19)     (1.96)     (.36)        (.04)
distributions

Redemption fees        .06          .10        .05        .08        .07          .14
added to paid in
capital

Net asset value,      $ 21.54      $ 21.92    $ 20.53    $ 21.67    $ 18.68      $ 15.49
end of period

TOTAL RETURN B, C      (1.20)%      12.95%     5.90%      27.47%     23.14%       38.01%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 10,533     $ 11,445   $ 12,704   $ 13,077   $ 10,780     $ 2,998
period (000
omitted)

Ratio of expenses      2.50% A,     2.47%      2.37%      2.40%      2.48% A,     2.43%
to average net        G            G                                G            G
assets

Ratio of expenses      2.49% A,     2.44%      2.36%      2.39%      2.48% A      2.43%
to average net        E            E          E          E
assets after
expense
reductions

Ratio of net           (.30)% A     (.43)%     (.83)%     (.96)%     (.53)% A     (.34)%
investment
income (loss) to
average net
assets

Portfolio turnover     137% A       175%       178%       115%       116% A       423%
rate

Average               $ .0350
commission
rate H





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS
DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND
HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE. G DURING THE
PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR
EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE
EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE
RATIO WOULD HAVE BEEN HIGHER. H FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


AMERICAN GOLD PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

AMERICAN GOLD             8.00%    29.73%   123.17%   163.40%

AMERICAN GOLD             4.76%    25.84%   116.48%   155.50%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

AMERICAN GOLD             29.73%   17.42%   10.17%

AMERICAN GOLD             25.84%   16.70%   9.83%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 143939 S00000000000001
             American Gold               SP Standard & Poor 500
             00041                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30      10172.96                     9173.00
  1986/10/31      10026.77                     9702.28
  1986/11/30      10190.16                     9938.05
  1986/12/31      10172.96                     9684.63
  1987/01/31      11720.83                    10989.15
  1987/02/28      12933.33                    11423.22
  1987/03/31      15048.76                    11753.35
  1987/04/30      15986.08                    11648.74
  1987/05/31      15134.75                    11750.09
  1987/06/30      14661.79                    12343.47
  1987/07/31      17499.56                    12969.28
  1987/08/31      17207.18                    13453.04
  1987/09/30      17938.12                    13158.41
  1987/10/31      12701.15                    10324.09
  1987/11/30      14730.59                     9473.39
  1987/12/31      14293.42                    10194.31
  1988/01/31      12146.79                    10623.49
  1988/02/29      12469.65                    11118.55
  1988/03/31      13717.49                    10774.98
  1988/04/30      13804.75                    10894.59
  1988/05/31      13717.49                    10989.37
  1988/06/30      13988.00                    11493.78
  1988/07/31      13953.10                    11450.10
  1988/08/31      13132.84                    11060.80
  1988/09/30      12565.64                    11531.99
  1988/10/31      12696.53                    11852.58
  1988/11/30      12871.06                    11683.09
  1988/12/31      12513.28                    11887.54
  1989/01/31      12967.04                    12757.71
  1989/02/28      13647.68                    12440.04
  1989/03/31      13167.74                    12729.90
  1989/04/30      12530.74                    13390.58
  1989/05/31      12076.98                    13932.90
  1989/06/30      12757.62                    13853.48
  1989/07/31      12888.51                    15104.45
  1989/08/31      13542.97                    15400.50
  1989/09/30      13621.50                    15337.35
  1989/10/31      13761.12                    14981.53
  1989/11/30      15515.08                    15287.15
  1989/12/31      15270.74                    15654.04
  1990/01/31      15942.66                    14603.66
  1990/02/28      15497.62                    14792.04
  1990/03/31      14895.52                    15184.03
  1990/04/30      13281.18                    14804.43
  1990/05/31      14450.49                    16247.86
  1990/06/30      13525.52                    16137.38
  1990/07/31      14467.94                    16085.74
  1990/08/31      14206.16                    14631.59
  1990/09/30      14197.43                    13919.03
  1990/10/31      11867.55                    13859.18
  1990/11/30      11719.21                    14754.48
  1990/12/31      12644.18                    15166.13
  1991/01/31      10890.22                    15827.37
  1991/02/28      11876.28                    16959.03
  1991/03/31      11832.65                    17369.44
  1991/04/30      11413.79                    17411.13
  1991/05/31      11806.47                    18163.29
  1991/06/30      12600.55                    17331.41
  1991/07/31      12460.93                    18139.05
  1991/08/31      11448.70                    18568.95
  1991/09/30      11256.72                    18258.85
  1991/10/31      12120.61                    18503.51
  1991/11/30      12094.43                    17757.82
  1991/12/31      11867.55                    19789.32
  1992/01/31      12155.51                    19421.24
  1992/02/29      11780.29                    19673.71
  1992/03/31      10977.48                    19290.07
  1992/04/30      10419.01                    19857.20
  1992/05/31      11160.73                    19954.50
  1992/06/30      11885.00                    19657.18
  1992/07/31      12635.45                    20461.16
  1992/08/31      12399.84                    20041.71
  1992/09/30      12330.04                    20278.20
  1992/10/31      11963.54                    20349.17
  1992/11/30      10951.31                    21043.08
  1992/12/31      11501.05                    21301.91
  1993/01/31      11282.90                    21480.84
  1993/02/28      12347.49                    21772.98
  1993/03/31      13734.94                    22232.39
  1993/04/30      15471.45                    21694.37
  1993/05/31      17190.49                    22275.78
  1993/06/30      18194.00                    22340.38
  1993/07/31      19642.54                    22251.02
  1993/08/31      18612.86                    23094.33
  1993/09/30      16640.75                    22916.50
  1993/10/31      19127.70                    23390.88
  1993/11/30      19145.15                    23168.66
  1993/12/31      20550.06                    23449.00
  1994/01/31      20558.78                    24246.27
  1994/02/28      19773.43                    23589.20
  1994/03/31      20253.37                    22560.71
  1994/04/30      18543.05                    22849.48
  1994/05/31      19345.85                    23224.22
  1994/06/30      18394.70                    22655.22
  1994/07/31      18124.19                    23398.31
  1994/08/31      18979.35                    24357.64
  1994/09/30      20637.32                    23760.88
  1994/10/31      19145.15                    24295.50
  1994/11/30      16876.35                    23410.66
  1994/12/31      17373.74                    23757.84
  1995/01/31      15558.71                    24373.88
  1995/02/28      16091.00                    25323.73
  1995/03/31      18560.50                    26071.03
  1995/04/30      18490.69                    26838.83
  1995/05/31      18874.64                    27911.57
  1995/06/30      19136.42                    28559.96
  1995/07/31      19651.27                    29507.01
  1995/08/31      19694.90                    29581.07
  1995/09/30      19686.17                    30829.39
  1995/10/31      17312.66                    30719.33
  1995/11/30      18918.27                    32067.91
  1995/12/31      19319.67                    32685.54
  1996/01/31      22749.05                    33798.15
  1996/02/29      23656.56                    34111.46
  1996/03/31      24223.76                    34439.95
  1996/04/30      24799.69                    34947.60
  1996/05/31      27504.79                    35848.90
  1996/06/30      23621.66                    35985.48
  1996/07/31      23185.35                    34395.64
  1996/08/30      25550.14                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 143944 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select American Gold Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $25,550 - a 155.50% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Newmont Mining Corp.            8.7

Getchell Gold Corp.             7.9

Bre-X Minerals Ltd.             7.5

Euro-Nevada Mining Corp. Ltd.   6.2

Greenstone Resources Ltd.       4.2

Franco Nevada Mining Corp.      4.0

Agnico Eagle Mines Ltd.         3.9

Barrick Gold Corp.              3.5

Golden Star Resources Ltd.      3.1

Newmont Gold Co.                3.0

TOP INDUSTRIES AS OF AUGUST 31, 1996
 Gold Ores 79.0%
 Gold & Silver Ores 5.2%
 Investment Managers 1.8%
 Copper Ores 1.8%
 Silver Ores 0.8%
 All Others 11.4% *
Row: 1, Col: 1, Value: 11.4
Row: 1, Col: 2, Value: 0.8
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 5.2
Row: 1, Col: 6, Value: 79.0
* INCLUDES SHORT-TERM INVESTMENTS
AMERICAN GOLD PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Larry Rakers,
Portfolio Manager of
Fidelity Select American Gold Portfolio
Q. LARRY, HOW DID THE FUND PERFORM?
A. It did well. For the six months ended August 31, 1996, the fund had a total return of 8.00%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 29.73% and the S&P 500 returned 18.73%.
Q. WHAT FACTORS HELPED THE FUND POST THOSE KINDS OF PERFORMANCE NUMBERS?
A. During the period, the price of gold fell substantially. This kind of drop can have a negative effect on the performance of gold stocks, because gold stocks tend to ride along with the price of gold. Fortunately, this fund bucked that trend, having been insulated from that downward move through its focus on stocks of companies that showed strong growth of production and reserves. These stocks generally have seen some capital appreciation because they have been successful in finding gold through exploration.
Q. WAS YOUR FOCUS ON COMPANIES SHOWING STRONG GROWTH OF PRODUCTION AND RESERVES TYPICAL OF YOUR STOCK PICKING STRATEGY?
A. Yes it was. My investment approach is based on the premise that over the long term the price of gold goes up, but you can't tell when. You also can't predict the price of gold over short periods of time. As a result, I focus on looking for companies that can post solid growth of production and reserves.
Q. WHAT WERE SOME OF THE STOCKS THAT HELPED THE FUND'S PERFORMANCE?
A. The stocks that showed strong growth of production and reserves included Getchell Gold, which has benefited from a number of new finds and the positive influence of a new, mining-based management team. In addition, Euro-Nevada and Franco Nevada have entered the exploration business, posting strong resource growth, after having focused exclusively on making money by buying interests in gold mines in the past. The fund also benefited over the past few years from applying a growth strategy in my selection of established producers. That is, I structured the fund to include large positions in gold companies with significant production and reserves in order to decrease risk and increase liquidity. The fund's investments in Newmont Mining, Barrick and Placer Dome helped the fund over the past few years because they have grown production reserves faster than other established companies.
Q. WERE THERE SOME HOLDINGS THAT DETRACTED FROM PERFORMANCE?
A. I bought Pioneer Group because it had an attractive valuation with good long-term growth potential. Unfortunately, the stock hasn't performed that well as operating results from its gold operations have been poor and management has cut back on exploration. Ashanti Goldfields also stumbled because it engaged in a few acquisitions that diluted the company's short-term earnings and cash flow. TVI Pacific, an exploration company, didn't produce any meaningful results during the period. Although this and other of the fund's foreign investments involved greater risks than U.S. investments, I felt the potential gains made them worth the additional risk.
Q. INVESTORS OFTEN LOOK TO GOLD AS A HEDGE AGAINST INFLATION. WE'VE SEEN SIGNS OF IMPROVING ECONOMIC GROWTH LATELY, AND MUCH OF THE MARKET IS ANTICIPATING INTEREST-RATE INCREASES BY THE FEDERAL RESERVE BOARD TO HEAD OFF POSSIBLE FUTURE INFLATION. WHAT'S YOUR READ ON THE SITUATION, ESPECIALLY CONCERNING INFLATION AND MOVES IN THE PRICE OF GOLD?
A. Most of the time, the price of gold doesn't respond to moderate, slow moves in inflation. Since inflation has been modest and generally under control, I don't anticipate that it will have a marked effect on the demand for and price of gold. Historically, the price of gold only moves sharply when the rate of inflation is high.
Q. WHAT'S YOUR OUTLOOK?
A. First, I'd like to make it clear to shareholders that they shouldn't expect the kind of returns the fund posted over the past six months should a similar environment of falling gold prices occur again. It was very unusual for the fund to perform as well as it did; I was very fortunate in my stock selection. That being said, I believe seasonal gold trends will be in our favor. As a result, the wind may be at our backs in terms of gold price increases. In any event, I intend to pursue the same strategy, looking for growth companies. My aim is to help investors benefit when the price of gold goes up, and hopefully to help them see some capital appreciation through growth in exploration if the price of gold does not increase.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 041
TRADING  SYMBOL: FSAGX
SIZE: as of August 31, 1996 more than
$459 million
MANAGER: Larry Rakers, since 1995; manager,
Fidelity Select Paper and Forest Products
Portfolio, since February 1996; Fidelity Select
Precious Metals and Minerals Portfolio, since
July, 1996; joined Fidelity in 1993
(checkmark)
AMERICAN GOLD PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.8%
 SHARES VALUE (NOTE 1)
CANADA - 56.7%
HOLDING COMPANIES - 0.1%
HOLDING COMPANY OFFICES - 0.1%
Bolivar Goldfields Ltd. (a)  596,700 $ 610,546  09760Q10
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
DRUG DISTRIBUTORS - WHOLESALE - 0.0%
Gran Colombia Resources, Inc. (a)  75,000  150,740  38490410
METALS & MINING - 1.8%
METAL MINING - 0.7%
Argosy Mining Corp. unit (a)(b)  375,000  739,996  04022W96
Dayton Mining Corp. (a)  10,000  72,355  23990210
First Dynasty Mines Ltd. (a)  120,000  403,435  31997410
Morgain Minerals, Inc. (a)  390,000  262,233  61688E10
Romarco Minerals, Inc. (a)  50,000  215,604  77590310
Southernera Resources Ltd. (a)  253,900  1,688,646  84390110
  3,382,269
METAL MINING SERVICES - 0.6%
Da Capo Resources Ltd. (a)(d)  667,800  2,049,889  23335T10
Pentland Firth Ventures Ltd. (a)  447,300  588,445  70963W10
  2,638,334
MISCELLANEOUS NONMETAL MINERALS - 0.5%
DIA Metropolitan Minerals Ltd. (a):
 Class A  42,450  620,501  25243K20
 Class B  91,500  1,404,349  25243K30
Winspear Resources Ltd. (a)  165,000  84,414  97551E10
  2,109,264
TOTAL METALS & MINING   8,129,867
OIL & GAS - 0.6%
OIL & GAS EXPLORATION - 0.6%
Southwestern Gold Corp. (a)  159,000  2,876,119  84548W10
PRECIOUS METALS - 54.2%
GOLD & SILVER ORES - 5.0%
Banro Resources Corp. (a)  16,000  78,933  06690910
GoldCorp, Inc. Class A (a)  110,000  1,077,289  38095610
Greenstone Resources Ltd. (a)  1,267,300  19,496,923  39573W10
Mentor Exploration &
 Development Co. Ltd. (a)(d)  188,000  2,129,728  58719310
Minorca Resources Ltd. (a)  353,300  761,728  60393110
  23,544,601
GOLD ORES - 48.5%
Agnico Eagle Mines Ltd.   1,058,700  18,492,914  00847410
Aber Resources Ltd. (a)  49,900  811,456  00291610
Barrick Gold Corp.   605,100  16,340,906  06790110
Brazilian Resources, Inc.   750,000  356,295  10591310
Bre-X Minerals Ltd. (a)  1,956,800  35,181,641  10625K10
Bresea Resources Ltd. (a)  571,900  6,060,698  10734F10
Cambior, Inc.   897,800  13,648,266  13201L10
Campbell Resources, Inc. (a)  490,800  559,582  13442210
Canaarc Resources Corp.   280,000  409,282  13722D10
Canarc Resources Corp.
 (warrants) (a)(b)  250,000  328,887  13722D96
Cartaway Resources Corp. (a)  110,400  150,078  14590210
Cathedral Gold Corp. (a)  201,000  440,709  14890710
Crown Resources Corp. (a)  254,600  1,527,600  22856910

 SHARES VALUE (NOTE 1)
Crystallex International Corp. (a)  561,500 $ 1,227,031  22942F10
Eldorado Gold Corp. (a)  100,000  628,540  28490110
Euro-Nevada Mining Corp. Ltd.   1,159,600  28,815,202  29870P10
Franco Nevada Mining Corp.   561,200  18,867,312  35186010
Geomaque Explorations Ltd. (a)  38,300  103,570  37247E10
Golden Knight Resources, Inc. (a)  196,300  1,248,171  38109010
Golden Queen Mining Co. Ltd. (a)  125,900  207,035  38115J10
Golden Star Resources Ltd. (a)  802,100  14,303,848  38119T10
Iamgold International African
 Mining Gold Corp. (a)  100,000  551,800  45091310
Indochina Goldfields Ltd. (a)(b)  40,000  333,272  45591392
International Pursuit Corp. (a)  300,000  1,074,366  46022D10
International Pursuit Corp. (warrants) (a)  150,000  -  46022D92
Kinross Gold Corp. (a)  1,432,400  11,358,699  49690210
Meridian Gold, Inc. (c)  2,538,000  6,492,235  58997520
Metallica Resources, Inc. (a)  264,500  985,894  59125J10
Minvita Enterprises Ltd. (a)  44,000  42,127  60454T10
Mountain Province Mining, Inc. (a)  565,800  2,108,957  62426E10
Naxos Resources Ltd. (a)  10,000  61,027  63934H10
Nevsun Resources Ltd. (a)  552,100  4,842,098  64156L10
Oliver Gold Corp. (a)  373,800  994,432  68085H10
Oliver Gold Corp. (warrants) (a)  50,000  43,486  68085H92
Orvana Minerals Corp. (a)  1,033,400  6,306,516  68759M10
Placer Dome, Inc.   465,300  11,222,291  72590610
Prime Resources Group, Inc.   301,200  2,333,433  74157L10
Queenston Mining, Inc.   4,000  7,016  74832E10
Rayrock Yellowknife Resources Inc. (a) 264,400 1,555,578 75509N10 Repadre Capital Corp. (a) 26,900 132,706 76026J10
Repadre Capital Corp. (warrants) (a)(b)  155,000  688,197  76026J93
Rio Narcea Gold Mines Ltd. (a)  50,000  157,135  76690910
Silver Standard Resources, Inc. (a)  161,700  886,351  82823L10
Sudbury Contact Mines Ltd. (a)(d)  606,500  5,651,654  86462610
TVI Pacific, Inc. (a)  3,103,000  3,787,327  87291710
TVI Pacific, Inc. (a)(b)  96,000  117,172  87291792
Teuton Resources Corp. (a)  95,000  99,287  88162H10
Valerie Gold Resources Ltd.
 (special warrants) (a)(b)  50,000  493,331  91890895
Viceroy Resources Corp. (a)  65,824  368,027  92564C10
War Eagle Mining, Inc. (a)  490,000  734,149  93390110
Wharf Resources Ltd.   463,000  2,740,946  96226010
William Resources, Inc. (a)(b)  1,000,000  1,388,635  76093310
  227,267,167
SILVER ORES - 0.7%
Pan American Silver Corp. (a)  357,700  2,875,718  69790010
Pan American Silver Corp. (warrants) (a)  87,500  -  69790092
Rea Gold Corp. (a)  95,000  183,994  75490010
  3,059,712
TOTAL PRECIOUS METALS   253,871,480
TOTAL CANADA   265,638,752
FRANCE - 1.1%
PRECIOUS METALS - 1.1%
GOLD ORES - 1.1%
Guyanor Resources SA Class B (a)  498,440  5,191,135  40299D23
GHANA - 1.8%
PRECIOUS METALS - 1.8%
GOLD ORES - 1.8%
Ashanti Goldfields Co. Ltd. GDR  457,452  8,520,044  04374320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PERU - 3.0%
PRECIOUS METALS - 3.0%
GOLD ORES - 2.9%
Compania de Minas Buenaventura SA  278,182 $ 2,353,848  17999B23
Compania de Minas Buenaventura
 SA Class B   92,846  866,437  17999B27
Compania de Minas Buenaventura
 SA Class T   1,208,703  10,276,422  17999B22
  13,496,707
SILVER ORES - 0.1%
Compania de Minas Buenaventura
 SA Class B sponsored ADR   27,000  509,625  20444810
TOTAL PERU   14,006,332
SWEDEN - 0.2%
PRECIOUS METALS - 0.2%
GOLD & SILVER ORES - 0.2%
Terra Mining AB (b)   50,000  929,031  90699E23
UNITED STATES OF AMERICA - 28.0%
METALS & MINING - 1.8%
COPPER ORES - 1.8%
Freeport McMoRan Copper & Gold, Inc.:
 Class A   85,000  2,390,625  35671D10
 Class B   200,000  5,875,000  35671D85
  8,265,625
PRECIOUS METALS - 24.4%
GOLD ORES - 24.4%
Canyon Resources Corp. (a)   519,834  1,494,523  13886910
Getchell Gold Corp. (a)   841,148  36,800,225  37426510
Newmont Gold Co.    260,200  14,018,275  65163710
Newmont Mining Corp.    771,690  40,803,109  65163910
Santa Fe Pacific Gold Corp.    360,000  4,680,000  80217610
Stillwater Mining Co. (a)   340,600  6,982,300  86074Q10
Stillwater Mining Co. (a)(b)   460,600  9,442,300  86074Q90
  114,220,732
SECURITIES INDUSTRY - 1.8%
INVESTMENT MANAGERS - 1.8%
Pioneer Group, Inc.    325,600  8,506,300  72368410
TOTAL UNITED STATES OF AMERICA   130,992,657
TOTAL COMMON STOCKS
 (Cost $308,256,206)   425,277,951
BULLION - 1.1%
 TROY OUNCES
Silver Bullion
 (Cost $5,263,749)   1,000,332  5,191,725  83799692
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
CANADA - 0.3%
PRECIOUS METALS - 0.3%
GOLD ORES - 0.3%
Pegasus Gold, Inc. euro
 6 1/4%, 4/30/02 (b)
 (Cost $1,560,600) Baa3 $ 1,360,000 $ 1,377,000  70556KAA
REPURCHASE AGREEMENTS - 7.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 36,668,377  36,647,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $351,727,555)  $ 468,493,676
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,837,821 or 3.4% of net assets.
3. Purchased on an installment basis. Market value reflects only those payments made through August 31, 1996. The remaining installment aggregating 6,345,000 CAD is due July 31, 1997.
4. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Da Capo Resources Ltd. $ 6,520 $ - $ - $ 2,049,889
Mentor Exploration &
 Development Co. Ltd.   -  -  -  2,129,728
Silver Standard Resources, Inc.   -  -  -  -
Southernera Resources Ltd.   -  -  -  -
Sudbury Contact Mines Ltd.   11,343  -  -  5,651,654
Winspear Resources Ltd.    71,799  -  -  -
Totals $ 89,662 $ - $ - $ 9,831,271
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $140,983,299 and $153,846,374, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $55,949 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $9,652,000. The weighted average interest rate paid was 5.69% (see Note 6 of Notes to Financial Statements). At the period end, the value of securities loaned and the value of collateral amounted to $1,025,000 and $1,100,000, respectively (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
Canada   57.0%
United States (including silver bullion)   36.9
Peru   3.0
Ghana   1.8
France   1.1
Sweden    0.2
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $351,818,951. Net unrealized appreciation aggregated $116,674,725, of which $132,951,620 related to appreciated investment securities and $16,276,895 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $10,621,000 of which $2,282,000 and $8,339,000 will expire on February 29, 2000 and February 28, 2001, respectively.
AMERICAN GOLD PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 468,493,676
securities, at
value (including
repurchase
agreements of
$36,647,000)
(cost
$351,727,555)
- See
accompanying
schedule

Receivable for                              251,023
investments
sold

Receivable for                              5,102,912
fund shares sold

Dividends                                   228,635
receivable

Interest receivable                         28,333

Redemption fees                             20,049
receivable

Other receivables                           3,500

Prepaid expenses                            29,293

 TOTAL ASSETS                               474,157,421

LIABILITIES

Payable to                    $ 185,890
custodian bank

Payable for                    3,047,428
investments
purchased

Payable for fund               9,750,520
shares
redeemed

Accrued                        209,902
management
fee

Other payables                 343,727
and accrued
expenses

Collateral on                  1,100,000
securities
loaned,
at value

 TOTAL LIABILITIES                          14,637,467

NET ASSETS                                 $ 459,519,954

Net Assets
consist of:

Paid in capital                            $ 337,126,058

Accumulated net                             (1,584,347
investment                                 )
(loss)

Accumulated                                 7,212,042
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              116,766,201
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                            $ 459,519,954
15,692,666
shares
outstanding

NET ASSET VALUE                             $29.28
and redemption
price per share
($459,519,954 (divided by)
15,692,666
shares)

Maximum offering                            $30.19
price per share
(100/97.00 of
$29.28)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                           $ 1,110,040
INCOME
Dividends

Interest (including                   853,659
income on
securities
loaned of
$6,664)

 TOTAL INCOME                         1,963,699

EXPENSES

Management fee         $ 1,358,101

Transfer agent          1,429,222
fees

Accounting and          226,264
security lending
fees

Non-interested          841
trustees'
compensation

Custodian fees          53,165
and expenses

Registration fees       29,293

Audit                   15,246

Legal                   1,587

Interest                1,525

Reports to              25,842
shareholders

Miscellaneous           2,127

 Total expenses         3,143,213
before
reductions

 Expense                (53,835       3,089,378
reductions             )

NET INVESTMENT                        (1,125,679
INCOME (LOSS)                        )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             18,496,345
securities
 (including
realized (loss)
 of $(364,591)
on sale of
 investments in
precious metals)

 Foreign                (2,813        18,493,532
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             10,822,866
securities

 Assets and             80            10,822,946
liabilities in
 foreign
currencies

NET GAIN (LOSS)                       29,316,478

NET INCREASE                         $ 28,190,799
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 675,999
INFORMATION
Sales charges
paid to FDC

 Deferred sales                      $ 23,149
charges
withheld
 by FDC

 Exchange fees                       $ 112,808
withheld by FSC

 Expense                             $ 51,916
reductions
 Directed
brokerage
arrangements

  Custodian                           1,725
interest credits

  Transfer agent                      194
interest credits

                                     $ 53,835

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ (1,125,679    $ (952,464
Net investment      )               )
income (loss)

 Net realized        18,493,532      25,985,654
gain (loss)

 Change in net       10,822,946      105,571,674
unrealized
appreciation
(depreciation)

 NET INCREASE        28,190,799      130,604,864
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Share                436,516,956     656,288,557
transactions
Net proceeds
from sales of
shares

 Cost of shares      (458,007,490    (615,297,920
redeemed            )               )

 Paid in capital     1,326,594       1,700,313
portion of
redemption fees

 NET INCREASE        (20,163,940     42,690,950
(DECREASE) IN       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              8,026,859       173,295,814
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        451,493,095     278,197,281
period

 End of period      $ 459,519,954   $ 451,493,095
(including
accumulated
net investment
loss of
$1,584,347
and $458,668,
respectively)

OTHER
INFORMATION
Shares

 Sold                15,335,521      28,496,378

 Redeemed            (16,298,933     (26,927,012
                    )               )

 Net increase        (963,412)       1,569,366
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 27.11      $ 18.44     $ 22.66     $ 14.15     $ 11.94     $ 13.08
beginning of
period

Income from
Investment
Operations

 Net investment        (.07)        (.06)       (.05)       (.11)       (.05)       (.06)
income (loss)

 Net realized and      2.16         8.62        (4.25)      8.44        2.16        (1.17)
unrealized gain
(loss)

 Total from            2.09         8.56        (4.30)      8.33        2.11        (1.23)
investment
operations



Redemption fees        .08          .11         .08         .18         .10         .09
added to paid in
capital

Net asset value,      $ 29.28      $ 27.11     $ 18.44     $ 22.66     $ 14.15     $ 11.94
end of period

TOTAL RETURN B, C      8.00%        47.02%      (18.62)%    60.14%      18.51%      (8.72)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 459,520    $ 451,493   $ 278,197   $ 347,406   $ 168,033   $ 130,407
period (000
omitted)

Ratio of expenses      1.39% A      1.39%       1.41%       1.50%       1.59% A     1.75%
to average net
assets

Ratio of expenses      1.36% A,     1.39%       1.41%       1.49%       1.59% A     1.75%
to average net        E                                    E
assets after
expense
reductions

Ratio of net           (.50)% A     (.27)%      (.22)%      (.51)%      (.44)% A    (.47)%
investment
income (loss) to
average net
assets

Portfolio turnover     66% A        56%         34%         39%         30% A       40%
rate

Average               $ .0258
commission
rate F





A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


ENERGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS    YEARS
                          S

ENERGY                    14.23%   25.55%   55.88%   165.31%

ENERGY                    10.80%   21.79%   51.20%   157.35%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

ENERGY                    25.55%   9.28%    10.25%

ENERGY                    21.79%   8.62%    9.91%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 154937 S00000000000001
             Energy                      SP Standard & Poor 500
             00060                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9594.66                     9173.00
  1986/10/31       9849.23                     9702.28
  1986/11/30      10051.13                     9938.05
  1986/12/31      10121.36                     9684.63
  1987/01/31      11192.31                    10989.15
  1987/02/28      11411.76                    11423.22
  1987/03/31      12359.82                    11753.35
  1987/04/30      12008.69                    11648.74
  1987/05/31      12430.05                    11750.09
  1987/06/30      12860.18                    12343.47
  1987/07/31      13527.33                    12969.28
  1987/08/31      13448.33                    13453.04
  1987/09/30      13158.64                    13158.41
  1987/10/31       9682.44                    10324.09
  1987/11/30       9278.64                     9473.39
  1987/12/31       9939.20                    10194.31
  1988/01/31      10309.32                    10623.49
  1988/02/29      10679.45                    11118.55
  1988/03/31      11437.75                    10774.98
  1988/04/30      11871.07                    10894.59
  1988/05/31      11437.75                    10989.37
  1988/06/30      11564.13                    11493.78
  1988/07/31      11636.35                    11450.10
  1988/08/31      11194.01                    11060.80
  1988/09/30      11067.63                    11531.99
  1988/10/31      11166.93                    11852.58
  1988/11/30      11194.01                    11683.09
  1988/12/31      11523.72                    11887.54
  1989/01/31      12394.48                    12757.71
  1989/02/28      12199.95                    12440.04
  1989/03/31      12903.97                    12729.90
  1989/04/30      13339.35                    13390.58
  1989/05/31      13496.83                    13932.90
  1989/06/30      13774.73                    13853.48
  1989/07/31      14349.07                    15104.45
  1989/08/31      14664.02                    15400.50
  1989/09/30      14895.61                    15337.35
  1989/10/31      14793.71                    14981.53
  1989/11/30      15349.52                    15287.15
  1989/12/31      16458.81                    15654.04
  1990/01/31      15723.96                    14603.66
  1990/02/28      16213.86                    14792.04
  1990/03/31      16223.28                    15184.03
  1990/04/30      15676.85                    14804.43
  1990/05/31      16628.39                    16247.86
  1990/06/30      16236.49                    16137.38
  1990/07/31      17342.39                    16085.74
  1990/08/31      17654.05                    14631.59
  1990/09/30      17603.78                    13919.03
  1990/10/31      16698.96                    13859.18
  1990/11/30      16517.99                    14754.48
  1990/12/31      15719.42                    15166.13
  1991/01/31      14701.24                    15827.37
  1991/02/28      16072.67                    16959.03
  1991/03/31      15854.49                    17369.44
  1991/04/30      16031.11                    17411.13
  1991/05/31      16124.61                    18163.29
  1991/06/30      15406.25                    17331.41
  1991/07/31      16197.38                    18139.05
  1991/08/31      16509.67                    18568.95
  1991/09/30      16343.12                    18258.85
  1991/10/31      16832.37                    18503.51
  1991/11/30      15583.21                    17757.82
  1991/12/31      15724.95                    19789.32
  1992/01/31      14883.48                    19421.24
  1992/02/29      14904.52                    19673.71
  1992/03/31      14473.27                    19290.07
  1992/04/30      15461.99                    19857.20
  1992/05/31      16198.28                    19954.50
  1992/06/30      15396.73                    19657.18
  1992/07/31      15808.01                    20461.16
  1992/08/31      16092.74                    20041.71
  1992/09/30      16187.65                    20278.20
  1992/10/31      15491.64                    20349.17
  1992/11/30      15133.08                    21043.08
  1992/12/31      15349.36                    21301.91
  1993/01/31      15928.18                    21480.84
  1993/02/28      16978.63                    21772.98
  1993/03/31      17846.85                    22232.39
  1993/04/30      18190.15                    21694.37
  1993/05/31      18737.14                    22275.78
  1993/06/30      18983.83                    22340.38
  1993/07/31      18844.40                    22251.02
  1993/08/31      20335.22                    23094.33
  1993/09/30      20217.24                    22916.50
  1993/10/31      19927.65                    23390.88
  1993/11/30      17514.46                    23168.66
  1993/12/31      18289.46                    23449.00
  1994/01/31      19269.05                    24246.27
  1994/02/28      18623.41                    23589.20
  1994/03/31      17721.74                    22560.71
  1994/04/30      19075.44                    22849.48
  1994/05/31      19277.30                    23224.22
  1994/06/30      19176.37                    22655.22
  1994/07/31      19467.94                    23398.31
  1994/08/31      19142.73                    24357.64
  1994/09/30      18996.94                    23760.88
  1994/10/31      20073.51                    24295.50
  1994/11/30      18839.94                    23410.66
  1994/12/31      18364.89                    23757.84
  1995/01/31      17925.15                    24373.88
  1995/02/28      18631.05                    25323.73
  1995/03/31      19649.39                    26071.03
  1995/04/30      20253.27                    26838.83
  1995/05/31      20775.86                    27911.57
  1995/06/30      20171.98                    28559.96
  1995/07/31      20648.12                    29507.01
  1995/08/31      20497.15                    29581.07
  1995/09/30      20508.76                    30829.39
  1995/10/31      19626.16                    30719.33
  1995/11/30      20752.63                    32067.91
  1995/12/31      22291.85                    32685.54
  1996/01/31      22636.26                    33798.15
  1996/02/29      22529.38                    34111.46
  1996/03/31      24037.67                    34439.95
  1996/04/30      25201.69                    34947.60
  1996/05/31      25462.14                    35848.90
  1996/06/30      25933.44                    35985.48
  1996/07/31      24767.61                    34395.64
  1996/08/30      25735.00                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 154942 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $25,735 - a 157.35% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Royal Dutch Petroleum Co. ADR   5.8

British Petroleum PLC ADR       5.2

Schlumberger Ltd.               4.7

Total SA sponsored ADR          4.3

Amerada Hess Corp.              4.2

Kerr-McGee Corp.                4.2

Phillips Petroleum Co.          4.1

Occidental Petroleum Corp.      4.0

Unocal Corp.                    4.0

Atlantic Richfield Co.          3.8

TOP INDUSTRIES AS OF AUGUST 31, 1996
Crude Petroleum & Gas 38.0%
Oil & Gas Exploration 22.9%
Drilling 12.3%
Oil & Gas Services 9.4%
Holding Companies 3.5%
All Others 13.9% *
Row: 1, Col: 1, Value: 13.9
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 9.4
Row: 1, Col: 4, Value: 12.3
Row: 1, Col: 5, Value: 22.9
Row: 1, Col: 6, Value: 38.0
* INCLUDES SHORT-TERM INVESTMENTS
ENERGY PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective October 1, 1996, after the period ended, Stephen DuFour (right) became Portfolio Manager of Fidelity Select Energy Portfolio. The following is an interview with Albert Ruback, who managed the fund during the period covered by this report, and Stephen DuFour, who discusses his outlook.
Q. ALBERT, HOW DID THE FUND PERFORM?
A. It did very well. For the six months ended August 31, 1996, the fund had a total return of 14.23%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 25.55%, and the S&P 500 had a total return of 18.73%.
Q. WHAT HELPED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. The fund was helped by a generally stronger environment for prices of both natural gas and oil. Natural gas prices stayed firm during the summer
- typically the season when they would weaken - because of very low storage levels that required producers to keep producing at very high levels. Oil prices also remained firm because of two reasons. First, there were some delays in production coming on stream from non-OPEC (Organization of Petroleum Exporting Countries) sources. Second, there was uncertainty about Iraq's re-entry into the world oil market. It was also significant that world oil demand increased at a good clip, requiring that production remain high.
Q. HOW HAS THE RECENT CONFLICT BETWEEN THE U.S. AND IRAQ AFFECTED THE FUND'S HOLDINGS?
A. It hasn't, really, even though I don't think Iraq will produce oil during the rest of 1996 and perhaps 1997, which will probably keep oil prices at present levels. That's because I've chosen stocks for the fund not for their sensitivity to commodity prices, but because of fundamental considerations such as lower cost structures or good production profiles. A higher oil price will be a "tide that lifts all boats." The stocks I've picked are those that I thought would have gone up anyway, even though some of them should be among the biggest beneficiaries of higher-than-expected oil prices.
Q. WHAT WERE SOME OF THE STOCKS WHOSE PERFORMANCE HELPED THE FUND?
A. Royal Dutch Petroleum and Shell Transport have done very well due to big cost-cutting programs and positive production profiles for the next few years. The future benefits of these cost-reduction programs became evident in the first quarter of 1996, and the stocks responded. British Petroleum has continued to lower its costs through restructuring and has increased its production profile as well. Although these and other foreign investments involve greater risks than U.S. investments, I felt the potential gains made them worth taking on the additional risk. Domestically, Unocal has cut costs and sold off marginally profitable oil fields. Its stock reacted favorably since the completion of these transactions.
Q. AND WHICH STOCKS DIDN'T PERFORM AS WELL AS YOU WOULD HAVE LIKED?
A. Stocks in the fund generally performed well, so the stocks that remained flat were the weaker performers. Among those was Amerada Hess, which suffered from negative inventory and accounting issues tied to its restructuring, and negative sentiment toward the company's refining and marketing business. Occidental Petroleum also wavered, largely because prices for chemicals - where Occidental has a significant stake - were weak.
Q. STEVE, LET'S DISCUSS YOUR OUTLOOK. WHAT DO YOU SEE ON THE HORIZON?
A. The outlook for the energy industry is rapidly changing. Two months ago, the consensus view on oil stocks was that they were overvalued given that oil prices were headed lower. Following recent events in Iraq, oil prices have firmed and the short-term outlook for the stocks has improved. My strategy will be to focus on the energy service and exploration and production sectors. The large oil companies have used the recent strength in commodity prices to improve their balance sheets and are now looking to increase production. At the same time, I'll underweight the fund in commodity chemical and integrated oil companies. The commodity chemical industry has expanded too rapidly, to the point where supply currently exceeds demand. There are a number of very good stories in the integrated oil industry, but, taken as a whole, they do not currently offer the same positive prospects as the smaller exploration and production companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 060
TRADING SYMBOL: FSENX
SIZE: as of August 31, 1996, more than
$138 million
MANAGER: Stephen Dufour, since October 1996;
manager, Fidelity Select Transportation
Portfolio, since 1994; Fidelity Select Multimedia
Portfolio, 1993-February 1996; equity analyst, media, 1992-1993; joined Fidelity in 1992
(checkmark)
ENERGY PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.1%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 0.4%
PLASTICS & SYNTHETIC RESINS - 0.4%
ARCO Chemical Co.   12,800 $ 614,400  00192010
COAL - 0.4%
MAPCO, Inc.   10,000  538,750  56509710
CONGLOMERATES - 0.1%
Suncor, Inc.   5,000  176,500  86722910
CONSTRUCTION - 1.3%
HEAVY CONSTRUCTION - 1.3%
McDermott (J. Ray) SA  79,200  1,841,400  58099A22
ENERGY SERVICES - 21.7%
DRILLING - 12.3%
British Petroleum PLC ADR  63,429  7,468,765  11088940
Falcon Drilling, Inc. (a)  20,000  452,500  30591410
Royal Dutch Petroleum Co. ADR  55,700  8,320,188  78025770
Transocean Drilling AS (a)  50,000  1,329,890  93499492
  17,571,343
OIL & GAS SERVICES - 9.4%
BJ Services Co. (a)  15,000  564,375  05548210
Dresser Industries, Inc.   15,000  435,000  26159710
Halliburton Co.   64,200  3,378,525  40621610
Schlumberger Ltd.   79,500  6,707,813  80685710
Tidewater, Inc.   16,000  614,000  88642310
Weatherford Enterra, Inc. (a)  10,000  287,500  94707110
Western Atlas, Inc. (a)  22,800  1,385,100  95767410
  13,372,313
TOTAL ENERGY SERVICES   30,943,656
GAS - 4.1%
GAS DISTRIBUTION - 0.5%
Aquila Gas Pipeline Corp.   57,900  709,275  03839B10
GAS TRANSMISSION - 1.8%
Enron Corp.   50,900  2,042,363  29356110
Williams Companies, Inc.   10,000  498,750  96945710
  2,541,113
GAS TRANSMISSION & DISTRIBUTION - 1.8%
Gas Natural SDG SA, Series E  4,700  900,347  36699692
Questar Corp.   47,500  1,721,875  74835610
  2,622,222
TOTAL GAS   5,872,610
HOLDING COMPANIES - 3.5%
Shell Transport & Trading Co. PLC ADR   55,000  4,812,500  82270360
INSURANCE - 0.1%
PROPERTY-CASUALTY & REINSURANCE - 0.1%
Highlands Insurance Group, Inc. (a)  6,120  116,280  43103210
OIL & GAS - 63.3%
CRUDE PETROLEUM & GAS - 38.0%
Anadarko Petroleum Corp.   31,700  1,672,175  03251110
Apache Corp.   9,015  264,816  03741110
Atlantic Richfield Co.   45,800  5,347,150  04882510
Bellwether Exploration Co. (a)  47,000  252,625  07989520
Brown (Tom), Inc. (a)  150,000  2,400,000  11566020
Burlington Resources, Inc.   93,700  3,993,963  12201410
Cairn Energy USA, Inc. (a)  40,000  410,000  12776210
Canada Occidental Petroleum Ltd.   40,000  665,083  13642010

 SHARES VALUE (NOTE 1)
Chesapeake Energy Corp. (a)  68,100 $ 3,660,375  16516710
Coho Resources, Inc. (a)  47,000  287,875  19248110
Elan Energy, Inc. (a)  20,000  178,330  28390410
Flores & Rucks, Inc. (a)  80,700  2,653,013  34039C10
Forcenergy Gas Exploration, Inc. (a)  10,000  216,250  34520610
Global Natural Resources, Inc. (a)  102,400  1,561,600  37935510
NGC Corp.   1,198  18,120  62912110
Norsk Hydro AS ADR  77,700  3,545,063  65653160
Occidental Petroleum Corp.   246,600  5,733,450  67459910
Paramount Resources Ltd.   29,200  386,274  69932010
Renaissance Energy Ltd. (a)  102,208  2,875,942  75966610
Renaissance Energy Ltd. (a)(b)  10,300  291,705  75966692
Rio Alto Exploration Ltd. (a)  262,500  1,371,734  76689210
Santa Fe Energy Resources, Inc. (a)  319,000  3,748,250  80201210
Stone Energy Corp. (a)  10,000  196,250  86164210
Swift Energy Co. (a)  75,000  1,865,625  87073810
Total SA sponsored ADR  164,800  6,118,200  89151E10
Tullow Oil PLC (a)  846,360  1,500,150  89999C22
Ulster Petroleums Ltd. (a)  79,400  496,159  90384030
Vintage Petroleum, Inc.   95,700  2,416,425  92746010
  54,126,602
OIL & GAS EXPLORATION - 22.9%
Amerada Hess Corp.   117,600  5,982,900  02355110
Chieftain International, Inc. (a)  116,200  2,335,465  16867C10
Kerr-McGee Corp.   103,700  5,949,788  49238610
Louisiana Land & Exploration Co.   35,400  2,013,375  54626810
Petro-Canada  10,000  129,362  71644E10
Phillips Petroleum Co.   144,300  5,844,150  71850710
Saga Petroleum AS Class B  20,000  276,118  84099794
USX-Marathon Group   190,100  3,968,338  90290582
Union Pacific Resources Group, Inc.   19,200  523,200  90783410
Unocal Corp.   164,915  5,648,339  91528910
  32,671,035
OIL FIELD EQUIPMENT - 0.2%
Cooper Cameron Corp. (a)  5,600  295,400  21664010
PETROLEUM REFINERS - 2.2%
Coastal Corp. (The)  10,000  396,250  19044110
Pennzoil Co.   50,000  2,668,750  70990310
  3,065,000
TOTAL OIL & GAS   90,158,037
POLLUTION CONTROL - 0.2%
SANITARY SERVICES - 0.2%
USA Waste Services, Inc. (a)  10,000  275,000  90291710
TOTAL COMMON STOCKS
 (Cost $116,463,383)   135,349,133
REPURCHASE AGREEMENTS - 4.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 7,016,090  7,012,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $123,475,383)  $ 142,361,133
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $291,705 or 0.2% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $51,368,801 and $50,479,400, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $17,593 for the period (see
Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $3,655,000 and $3,808,000, respectively (see Note 7 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $2,721,000 and $2,678,500, respectively. The weighted average interest rate paid was 5.6% (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   68.4%
United Kingdom   8.6
Canada   6.3
Netherlands    5.8
France   4.3
Norway   3.6
Panama   1.3
Ireland   1.1
Others (individually less than 1%)    0.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $123,964,905. Net unrealized appreciation aggregated $18,396,228, of which $20,465,682 related to appreciated investment securities and $2,069,454 related to depreciated investment securities. ENERGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 142,361,133
securities, at
value (including
repurchase
agreements of
$7,012,000)
(cost
$123,475,383)
- See
accompanying
schedule

Cash                                        425

Receivable for                              524,356
fund shares sold

Dividends                                   323,846
receivable

Redemption fees                             607
receivable

Prepaid expenses                            12,257

 TOTAL ASSETS                               143,222,624

LIABILITIES

Payable for fund              $ 783,382
shares
redeemed

Accrued                        69,576
management
fee

Other payables                 157,734
and
accrued
expenses

Collateral on                  3,808,000
securities
loaned,
at value

 TOTAL LIABILITIES                          4,818,692

NET ASSETS                                 $ 138,403,932

Net Assets
consist of:

Paid in capital                            $ 113,520,048

Undistributed net                           757,563
investment
income

Accumulated                                 5,240,769
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              18,885,552
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                            $ 138,403,932
6,670,262
shares
outstanding

NET ASSET VALUE                             $20.75
and redemption
price per share
($138,403,932 (divided by)
6,670,262
shares)

Maximum offering                            $21.39
price per share
(100/97.00 of
$20.75)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                          $ 1,675,685
INCOME
Dividends

Interest (including                  208,785
income on
securities
loaned of
$8,639)

 TOTAL INCOME                        1,884,470

EXPENSES

Management fee         $ 433,877

Transfer agent          592,762
fees

Accounting and          72,361
security lending
fees

Non-interested          264
trustees'
compensation

Custodian fees          8,797
and expenses

Registration fees       12,257

Audit                   14,448

Legal                   482

Interest                833

Miscellaneous           1,065

 Total expenses         1,137,146
before
reductions

 Expense                (10,689      1,126,457
reductions             )

NET INVESTMENT                       758,013
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             5,760,491
securities

 Foreign                (35          5,760,456
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             9,548,512
securities

 Assets and             (14          9,548,498
liabilities in         )
 foreign
currencies

NET GAIN (LOSS)                      15,308,954

NET INCREASE                        $ 16,066,967
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 308,577
INFORMATION
Sales charges
paid to FDC

 Deferred sales                     $ 6,472
charges
withheld
 by FDC

 Exchange fees                      $ 38,528
withheld by FSC

 Expense                            $ 10,523
reductions
 Directed
brokerage
arrangements

  Custodian                          82
interest credits

  Transfer agent                     84
interest credits

                                    $ 10,689

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 758,013       $ 1,171,293
Net investment
income

 Net realized        5,760,456       9,827,602
gain (loss)

 Change in net       9,548,498       9,441,160
unrealized
appreciation
(depreciation)

 NET INCREASE        16,066,967      20,440,055
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (348,530        (687,111
shareholders        )               )
From net
investment
income

 From net            (5,671,012      (2,283,890
realized gain       )               )

 TOTAL               (6,019,542      (2,971,001
DISTRIBUTIONS       )               )

Share                123,938,431     161,715,061
transactions
Net proceeds
from sales of
shares

 Reinvestment of     5,913,439       2,918,567
distributions

 Cost of shares      (121,426,029    (158,608,994
redeemed            )               )

 Paid in capital     255,149         159,215
portion of
redemption fees

 NET INCREASE        8,680,990       6,183,849
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              18,728,415      23,652,903
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        119,675,517     96,022,614
period

 End of period      $ 138,403,932   $ 119,675,517
(including
undistributed
net investment
income of
$757,563 and
$486,372,
respectively)

OTHER
INFORMATION
Shares

 Sold                6,067,115       8,981,770

 Issued in           301,091         162,874
reinvestment of
distributions

 Redeemed            (6,007,492      (8,799,673
                    )               )

 Net increase        360,714         344,971
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 18.97      $ 16.10     $ 16.73    $ 15.84     $ 14.70     $ 15.43
beginning of
period

Income from
Investment
Operations

 Net investment        .11          .18         .07        .06         .23         .17
income

 Net realized and      2.50         3.13        (.11)      1.35        1.16        (.75)
unrealized gain
(loss)

 Total from            2.61         3.31        (.04)      1.41        1.39        (.58)
investment
operations



Less Distributions

 From net              (.05)        (.11)       (.08)      (.03)       (.27)       (.16)
investment
income

 From net              (.82)        (.36)       (.54)      (.57)       -           (.02)
realized gain

 Total                 (.87)        (.47)       (.62)      (.60)       (.27)       (.18)
distributions

Redemption fees        .04          .03         .03        .08         .02         .03
added to paid in
capital

Net asset value,      $ 20.75      $ 18.97     $ 16.10    $ 16.73     $ 15.84     $ 14.70
end of period

TOTAL RETURN B, C      14.23%       20.92%      .04%       9.69%       9.81%       (3.55)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 138,404    $ 119,676   $ 96,023   $ 145,490   $ 179,133   $ 77,334
period (000
omitted)

Ratio of expenses      1.57% A      1.63%       1.85%      1.67%       1.71% A     1.78%
to average net
assets

Ratio of expenses      1.55% A,     1.63%       1.85%      1.66%       1.71% A     1.78%
to average net        E                                   E
assets after
expense
reductions

Ratio of net           1.05% A      1.04%       .42%       .37%        1.88% A     1.16%
investment
income to
average net
assets

Portfolio turnover     74% A        97%         106%       157%        72% A       81%
rate

Average               $ .0418
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES
TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.


ENERGY SERVICE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS    YEARS
                          S

ENERGY SERVICE            15.13%   32.25%   70.06%   134.30%

ENERGY SERVICE            11.68%   28.28%   64.96%   127.27%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

ENERGY SERVICE            32.25%   11.20%   8.89%

ENERGY SERVICE            28.28%   10.53%   8.56%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 155539 S00000000000001
             Energy Service              SP Standard & Poor 500
             00043                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9542.64                     9173.00
  1986/10/31       9205.45                     9702.28
  1986/11/30       9520.16                     9938.05
  1986/12/31       9621.32                     9684.63
  1987/01/31      10700.35                    10989.15
  1987/02/28      11149.94                    11423.22
  1987/03/31      12206.49                    11753.35
  1987/04/30      12206.49                    11648.74
  1987/05/31      13150.64                    11750.09
  1987/06/30      14443.22                    12343.47
  1987/07/31      15387.37                    12969.28
  1987/08/31      14218.42                    13453.04
  1987/09/30      13757.59                    13158.41
  1987/10/31       8845.77                    10324.09
  1987/11/30       7879.14                     9473.39
  1987/12/31       8486.10                    10194.31
  1988/01/31       8823.29                    10623.49
  1988/02/29       9598.84                    11118.55
  1988/03/31      10160.83                    10774.98
  1988/04/30      10363.15                    10894.59
  1988/05/31       9655.04                    10989.37
  1988/06/30       9104.29                    11493.78
  1988/07/31       8958.17                    11450.10
  1988/08/31       9126.77                    11060.80
  1988/09/30       8733.37                    11531.99
  1988/10/31       8441.14                    11852.58
  1988/11/30       8081.46                    11683.09
  1988/12/31       8452.38                    11887.54
  1989/01/31       8969.41                    12757.71
  1989/02/28       9070.57                    12440.04
  1989/03/31       9643.80                    12729.90
  1989/04/30      10104.63                    13390.58
  1989/05/31      10284.47                    13932.90
  1989/06/30      10621.67                    13853.48
  1989/07/31      11217.38                    15104.45
  1989/08/31      11745.65                    15400.50
  1989/09/30      11577.06                    15337.35
  1989/10/31      11003.82                    14981.53
  1989/11/30      11947.97                    15287.15
  1989/12/31      13476.59                    15654.04
  1990/01/31      12611.12                    14603.66
  1990/02/28      13802.55                    14792.04
  1990/03/31      14465.70                    15184.03
  1990/04/30      13701.39                    14804.43
  1990/05/31      16005.56                    16247.86
  1990/06/30      15185.05                    16137.38
  1990/07/31      16612.51                    16085.74
  1990/08/31      16320.28                    14631.59
  1990/09/30      16005.56                    13919.03
  1990/10/31      13993.63                    13859.18
  1990/11/30      14207.18                    14754.48
  1990/12/31      13713.10                    15166.13
  1991/01/31      13093.87                    15827.37
  1991/02/28      15199.25                    16959.03
  1991/03/31      14017.09                    17369.44
  1991/04/30      14084.64                    17411.13
  1991/05/31      14456.18                    18163.29
  1991/06/30      12564.71                    17331.41
  1991/07/31      13510.44                    18139.05
  1991/08/31      13364.08                    18568.95
  1991/09/30      12136.88                    18258.85
  1991/10/31      12317.02                    18503.51
  1991/11/30      10842.13                    17757.82
  1991/12/31      10493.11                    19789.32
  1992/01/31      10346.75                    19421.24
  1992/02/29      10560.66                    19673.71
  1992/03/31       9806.33                    19290.07
  1992/04/30      10616.96                    19857.20
  1992/05/31      11461.36                    19954.50
  1992/06/30      10797.10                    19657.18
  1992/07/31      11247.45                    20461.16
  1992/08/31      11821.64                    20041.71
  1992/09/30      12181.92                    20278.20
  1992/10/31      11551.43                    20349.17
  1992/11/30      11315.00                    21043.08
  1992/12/31      10853.39                    21301.91
  1993/01/31      11281.22                    21480.84
  1993/02/28      12395.83                    21772.98
  1993/03/31      13375.34                    22232.39
  1993/04/30      14096.35                    21694.37
  1993/05/31      14749.89                    22275.78
  1993/06/30      14671.02                    22340.38
  1993/07/31      14873.84                    22251.02
  1993/08/31      15392.17                    23094.33
  1993/09/30      14941.45                    22916.50
  1993/10/31      14727.36                    23390.88
  1993/11/30      13172.37                    23168.66
  1993/12/31      13127.88                    23449.00
  1994/01/31      13252.26                    24246.27
  1994/02/28      13184.42                    23589.20
  1994/03/31      12200.68                    22560.71
  1994/04/30      12838.58                    22849.48
  1994/05/31      13410.48                    23224.22
  1994/06/30      13818.98                    22655.22
  1994/07/31      14075.75                    23398.31
  1994/08/31      13515.52                    24357.64
  1994/09/30      14029.07                    23760.88
  1994/10/31      14589.29                    24295.50
  1994/11/30      13830.65                    23410.66
  1994/12/31      13202.37                    23757.84
  1995/01/31      13285.33                    24373.88
  1995/02/28      14186.03                    25323.73
  1995/03/31      14968.22                    26071.03
  1995/04/30      15880.77                    26838.83
  1995/05/31      16295.57                    27911.57
  1995/06/30      15738.56                    28559.96
  1995/07/31      16520.74                    29507.01
  1995/08/31      17184.42                    29581.07
  1995/09/30      17231.82                    30829.39
  1995/10/31      15738.56                    30719.33
  1995/11/30      16627.40                    32067.91
  1995/12/31      18598.72                    32685.54
  1996/01/31      19003.57                    33798.15
  1996/02/29      19739.67                    34111.46
  1996/03/31      21297.74                    34439.95
  1996/04/30      22899.38                    34947.60
  1996/05/31      22566.25                    35848.90
  1996/06/30      22615.61                    35985.48
  1996/07/31      21369.47                    34395.64
  1996/08/30      22726.65                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 155544 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Service Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $22,727 - a 127.27% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Schlumberger Ltd.               7.5

Halliburton Co.                 6.7

Western Atlas, Inc.             6.4

BJ Services Co.                 5.6

Weatherford Enterra, Inc.       5.3

Dresser Industries, Inc.        4.5

Baker Hughes, Inc.              4.0

Transocean Drilling AS          3.8

McDermott (J. Ray) SA           2.8

Sonat Offshore Drilling, Inc.   2.6

TOP INDUSTRIES AS OF AUGUST 31, 1996
Oil & Gas Services 50.3%
Drilling 18.4%
Oil Field Equipment 3.0%
Heavy Construction 2.8%
Crude Petroleum & Gas 0.9%
All Others 24.6% *
Row: 1, Col: 1, Value: 24.6
Row: 1, Col: 2, Value: 0.9
Row: 1, Col: 3, Value: 2.8
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 18.4
Row: 1, Col: 6, Value: 50.3
* INCLUDES SHORT-TERM INVESTMENTS
ENERGY SERVICE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Dan Pickering,
Portfolio Manager of
Fidelity Select Energy
Service Portfolio
Q. HOW DID THE FUND PERFORM, DAN?
A. The fund did well. For the six- and 12-months ended August 31, 1996, the fund returned 15.13% and 32.25%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% for the six-month period and 18.73% for the year.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. During the past six months, we've seen the positive scenario for energy service continue. Fairly strong commodity prices for oil and gas generated a lot of confidence in the industry and have encouraged increased oil and gas exploration. In addition, customers are using technology developed by the oil service companies, such as horizontal and directional drilling, to reach new pools of oil and gas. This increased level of activity has boosted the revenues and profits of the service companies.
Q. HAVE YOU MADE ANY SIGNIFICANT CHANGES TO THE FUND'S AREAS OF EMPHASIS DURING THE PAST SIX MONTHS?
A. No, not really. You'll notice that the top holdings in the fund as of August 31, 1996, were very similar to the fund's top holdings six months earlier. I maintained a high weighting in international service companies such as Schlumberger and Halliburton, and they were solid performers. I continued to believe that these companies were well-positioned to benefit from the increased level of activity mentioned above. I also believed that Wall Street expectations were too low and that the market didn't fully appreciate the leverage these companies had to grow their revenues. I also continued to keep the fund focused on the deep water industry. There is a mini-boom occurring in offshore areas where water depths are 1,000 feet or more. New technology is allowing companies to drill where they previously could not.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. I've increased the fund's investments in the offshore construction industry because of the increase in offshore construction and deep water drilling activity. Specifically, I increased the fund's holdings in J. Ray McDermott and Coflexip, two companies that are involved in the construction and installation of offshore pipelines and platforms.
Q. WHAT WERE YOU SELLING?
A. Six months ago the fund had a decent position in oil companies such as Royal Dutch, British Petroleum, Exxon and Mobil. During the period, I took the opportunity to sell these companies in order to increase the fund's exposure to the energy service sector.
Q. WHAT INVESTMENTS PROVED DISAPPOINTING?
A. The fund's holding in Weatherford Enterra was a bit disappointing; the stock was down as much as 20% during the period. Although I have tremendous confidence in the company, its stock didn't perform as well as I had hoped. Last year's merger with Enterra hasn't progressed as smoothly as either the company or I had expected. In addition, there have been some internal problems that have depressed earnings. Another regret was that since service companies outperformed oil companies, I wish I'd moved more quickly to shift the fund's investments out of the oils and into the service companies.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. I remain optimistic about the industry. In the past couple of years, the energy service sector has undergone a shift; it's become more consolidated, which I think is good for pricing power. In addition, I still think that the stocks in the sector are conservatively valued, and that there's a potential for strong revenue and earnings growth. I think that oil companies are going to spend more money in 1997 than they did in 1996, and that business trends for service companies will continue to strengthen. My goal is to position this fund so it can participate in as much of the upside potential as possible.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 043
TRADING SYMBOL: FSESX
SIZE: as of August 31, 1996, more than
$343 million
MANAGER: Daniel Pickering, since 1994;
manager, Fidelity Select Natural Gas Portfolio, since February 1995; equity analyst, energy services and hotel industry since 1994;
joined Fidelity in 1994
(checkmark)
ENERGY SERVICE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.3%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 0.9%
FABRICATED PIPE & FITTINGS - 0.9%
Coflexip Sponsored ADR  157,000 $ 3,120,371  19238410
COMPUTER SERVICES & SOFTWARE - 0.1%
CAD/CAM/CAE - 0.1%
Landmark Graphics Corp. (a)  7,700  229,075  51491310
CONSTRUCTION - 2.8%
HEAVY CONSTRUCTION - 2.8%
McDermott (J. Ray) SA  434,100  10,092,825  58099A22
ENERGY SERVICES - 68.4%
DRILLING - 18.4%
Cliffs Drilling Co. (a)  200,000  5,700,000  18682C10
Diamond Offshore Drilling, Inc. (a) 10,000 510,000 25271C10 ENSCO International, Inc. (a) 176,600 5,165,550 26874Q10
Falcon Drilling, Inc. (a)  128,800  2,914,100  30591410
Global Marine, Inc. (a)  37,200  534,750  37935240
Helmerich & Payne, Inc.   114,200  4,510,900  42345210
Marine Drilling Companies, Inc. (a) 97,900 856,625 56824020 Nabors Industries, Inc. (a) 602,700 8,965,163 62956810
Noble Drilling Corp. (a)  332,650  4,740,263  65504210
Patterson Energy, Inc. (a)  20,168  398,318  70341410
Rowan Companies, Inc. (a)  60,000  922,500  77938210
Smedvig AS  302,900  5,859,258  79799892
Smedvig Series B  75,725  1,429,375  79799897
Sonat Offshore Drilling, Inc.   168,000  9,177,000  83542010
Transocean Drilling AS (a)  502,400  13,362,744  93499492
UTI Energy Corp. (a)   17,800  264,775  90338710
  65,311,321
OIL & GAS SERVICES - 50.0%
BJ Services Co. (a)  527,788  19,858,024  05548210
Baker Hughes, Inc.   474,500  14,353,625  05722410
Carbo Ceramics, Inc.   15,700  294,375  14078110
Dawson Geophysical Co. (a)  69,500  642,875  23935910
Dreco Energy Services Ltd. Class A (a)  40,000  1,030,000  26152820
Dresser Industries, Inc.   544,500  15,790,500  26159710
Energy Ventures, Inc. (a)  197,600  6,496,100  29274010
Global Industries Ltd. (a)  190,400  2,522,800  37933610
Gulfmark International, Inc. (a)  27,500  990,000  40262810
Halliburton Co.   451,100  23,739,138  40621610
Input/Output, Inc. (a)  34,600  1,223,975  45765210
Lone Star Technologies, Inc. (a)  55,100  902,263  54231210
McDermott International, Inc.   165,800  3,440,350  58003710
Numar Corp. (a)  40,000  615,000  67052E10
Oceaneering International, Inc. (a)  2,000  34,250  67523210
Pool Energy Services Co. (a)  217,500  2,528,438  73278810
Pride Petroleum Services, Inc. (a)  35,600  511,750  74154110
RPC Energy Services, Inc. (a)  6,000  66,750  74966010
Schlumberger Ltd.   316,400  26,696,250  80685710
Seacor Holdings, Inc. (a)  65,300  2,971,150  81190410
Smith International, Inc. (a)  30,800  1,070,300  83211010
Tidewater, Inc.   211,265  8,107,294  88642310
Varco International, Inc. (a)  117,000  1,886,625  92212610
Weatherford Enterra, Inc. (a)  659,600  18,963,500  94707110
Western Atlas, Inc. (a)  372,400  22,623,300  95767410
  177,358,632
TOTAL ENERGY SERVICES   242,669,953

 SHARES VALUE (NOTE 1)
ENGINEERING - 0.7%
ARCHITECTS & ENGINEERS - 0.7%
Stolt Comex Seaway SA (a)  198,500 $ 2,357,188  86199A22
GAS - 1.2%
GAS DISTRIBUTION - 0.2%
Aquila Gas Pipeline Corp.   46,600  570,850  03839B10
K N Energy, Inc.   10,000  343,750  48262010
  914,600
GAS TRANSMISSION - 0.3%
Enron Corp.   26,300  1,055,288  29356110
GAS TRANSMISSION & DISTRIBUTION - 0.7%
Tejas Gas Corp. (a)  70,100  2,435,975  87907510
TOTAL GAS   4,405,863
OIL & GAS - 4.3%
CRUDE PETROLEUM & GAS - 0.9%
Anadarko Petroleum Corp.   32,900  1,735,475  03251110
Unit Corp. (a)   220,400  1,405,050  90921810
  3,140,525
OIL & GAS EXPLORATION - 0.4%
Petroleum Geo-Services AS
 sponsored ADR (a)  60,400  1,645,900  71659710
OIL FIELD EQUIPMENT - 3.0%
Camco International, Inc.   25,700  870,588  13263210
Cooper Cameron Corp. (a)  145,788  7,690,317  21664010
Dailey Petroleum Services Corp.   60,000  547,500  23380G10
Drilex International, Inc. (a)  100,000  1,400,000  26204410
  10,508,405
TOTAL OIL & GAS   15,294,830
RAILROADS - 0.3%
RAILROAD EQUIPMENT - 0.3%
Trinity Industries, Inc.   35,000  1,133,125  89652210
SHIPPING - 0.6%
DEEP SEA DOMESTIC TRANSPORT - 0.4%
Trico Marine Services, Inc. (a)  55,000  1,292,500  89610610
SHIPPING - 0.2%
Hvide Marine, Inc.   50,000  593,750  44851510
TOTAL SHIPPING   1,886,250
TOTAL COMMON STOCKS
 (Cost $268,057,451)   281,189,480
NONCONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
ENERGY SERVICES - 0.3%
OIL & GAS SERVICES - 0.3%
Tuboscope Vetco International, Inc.
 10 3/4%, 4/15/03
 (Cost $900,000)    B    $ 900,000  938,250  898602AA
REPURCHASE AGREEMENTS - 20.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96 (Note 3) $ 72,560,302 $ 72,518,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $341,475,451)  $ 354,645,730
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $432,592,501 and $420,393,243 respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $199,604 for the period (see Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $9,177,000 and $9,408,000, respectively (see Note 7 of Notes to Financial Statements).
The fund participated in the interfund lending program as a borrower and a lender. As a borrower, the maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $18,905,000 and $6,781,250, respectively. The weighted average interest rate was 5.4%. As a lender, the maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $16,745,000. The weighted average interest rate was 5.6%. Interest earned from the interfund lending program amounted to $2,594 and is included in interest income on the statement of operations (see Note 8 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.7%
Norway   6.5
Panama   2.9
France   1.6
Canada   0.3
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $341,653,456. Net unrealized appreciation aggregated $12,992,274 of which $20,960,932 related to appreciated investment securities and $7,968,658 related to depreciated investment securities. ENERGY SERVICE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 354,645,730
securities, at
value (including
repurchase
agreements of
$72,518,000)
(cost
$341,475,451)
- See
accompanying
schedule

Cash                                         194

Receivable for                               1,588,366
fund shares sold

Dividends                                    227,657
receivable

Interest receivable                          36,281

Redemption fees                              7,732
receivable

Other receivables                            336,000

Prepaid expenses                             41,038

 TOTAL ASSETS                                356,882,998

LIABILITIES

Payable for fund              $ 3,599,752
shares
redeemed

Accrued                        162,441
management
fee

Other payables                 361,029
and
accrued
expenses

Collateral on                  9,408,000
securities
loaned,
at value

 TOTAL LIABILITIES                           13,531,222

NET ASSETS                                  $ 343,351,776

Net Assets
consist of:

Paid in capital                             $ 283,877,512

Undistributed net                            40,932
investment
income

Accumulated                                  46,263,053
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               13,170,279
appreciation
(depreciation)
on investments

NET ASSETS, for                             $ 343,351,776
18,641,829
shares
outstanding

NET ASSET VALUE                              $18.42
and redemption
price per share
($343,351,776 (divided by)
18,641,829
shares)

Maximum offering                             $18.99
price per share
(100/97.00 of
$18.42)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                           $ 1,715,820
INCOME
Dividends

Interest (including                   1,085,951
income on
securities
loaned of
$18,783)

 TOTAL INCOME                         2,801,771

EXPENSES

Management fee         $ 1,173,586

Transfer agent          1,324,330
fees

Accounting and          193,714
security lending
fees

Non-interested          691
trustees'
compensation

Custodian fees          25,599
and expenses

Registration fees       48,567

Audit                   20,477

Legal                   952

Interest                4,099

Miscellaneous           1,707

 Total expenses         2,793,722
before
reductions

 Expense                (32,883       2,760,839
reductions             )

NET INVESTMENT                        40,932
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             47,677,931
securities

 Foreign                (1,911        47,676,020
currency               )
transactions

Change in net                         (13,504,173
unrealized                           )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                       34,171,847

NET INCREASE                         $ 34,212,779
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 1,325,992
INFORMATION
Sales charges
paid to FDC

 Deferred sales                      $ 4,334
charges
withheld
 by FDC

 Exchange fees                       $ 187,860
withheld by FSC

 Expense                             $ 26,338
reductions
 Directed
brokerage
arrangements

  Custodian                           757
interest credits

  Transfer agent                      5,788
interest credits

                                     $ 32,883

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

 Net investment     $ 40,932        $ 963,116
income

 Net realized        47,676,020      18,797,151
gain (loss)

 Change in net       (13,504,173     27,955,663
unrealized          )
appreciation
(depreciation)

 NET INCREASE        34,212,779      47,715,930
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     -               (345,905
shareholders                        )
From net
investment
income

 From net            (2,253,610      (4,150,860
realized gain       )               )

 TOTAL               (2,253,610      (4,496,765
DISTRIBUTIONS       )               )

Share                731,301,262     762,157,835
transactions
Net proceeds
from sales of
shares

 Reinvestment of     2,237,839       4,455,875
distributions

 Cost of shares      (697,277,271    (600,660,872
redeemed            )               )

 Paid in capital     1,325,514       838,814
portion of
redemption fees

 NET INCREASE        37,587,344      166,791,652
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              69,546,513      210,010,817
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        273,805,263     63,794,446
period

 End of period      $ 343,351,776   $ 273,805,263
(including
undistributed
net investment
income of
$40,932 and
$619,525,
respectively)

OTHER
INFORMATION
Shares

 Sold                40,556,724      54,578,475

 Issued in           127,223         301,480
reinvestment of
distributions

 Redeemed            (39,062,219     (43,190,194
                    )               )

 Net increase        1,621,728       11,689,761
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 16.09      $ 11.97     $ 11.66    $ 11.01    $ 9.43     $ 12.51
beginning of
period

Income from
Investment
Operations

 Net investment        -            .08 G       .02        .03        .01        (.12)
income (loss)

 Net realized and      2.37         4.49        .67        .51        1.47       (3.11)
unrealized gain
(loss)

 Total from            2.37         4.57        .69        .54        1.48       (3.23)
investment
operations



Less Distributions

 From net              -            (.04)       (.01)      (.05)      -          -
investment
income

 In excess of net      -            -           (.01)      -          -          -
investment
income

 From net              (.10)        (.48)       (.35)      -          -          -
realized gain

 In excess of net      -            -           (.13)      -          -          -
realized gain

 Total                 (.10)        (.52)       (.50)      (.05)      -          -
distributions

Redemption fees        .06          .07         .12        .16        .10        .15
added to paid in
capital

Net asset value,      $ 18.42      $ 16.09     $ 11.97    $ 11.66    $ 11.01    $ 9.43
end of period

TOTAL RETURN B, C      15.13%       39.15%      7.60%      6.36%      16.76%     (24.62)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 343,352    $ 273,805   $ 63,794   $ 40,857   $ 85,234   $ 41,322
period (000
omitted)

Ratio of expenses      1.42% A      1.59%       1.81%      1.66%      1.76% A    2.07%
to average net
assets

Ratio of expenses      1.41% A,     1.58%       1.79%      1.65%      1.76% A    2.07%
to average net        E            E           E          E
assets after
expense
reductions

Ratio of net           .02% A       .60%        .19%       .23%       .13% A     (1.13)%
investment
income (loss) to
average net
assets

Portfolio turnover     244% A       223%        209%       137%       236% A     89%
rate

Average               $ .0367
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). C
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER
SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F
FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES
AND COMMISSION RATE STRUCTURES MAY
DIFFER. G INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
FROM ARETHUSA OFFSHORE LTD. WHICH
AMOUNTED TO $.02 PER SHARE.


NATURAL GAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   LIFE OF
AUGUST 31, 1996           MONTHS   YEAR     FUND

NATURAL GAS               14.31%   29.30%   32.65%

NATURAL GAS               10.88%   25.42%   28.67%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   60.17%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on April 21, 1993. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   LIFE OF
AUGUST 31, 1996           YEAR     FUND

NATURAL GAS               29.30%   8.75%

NATURAL GAS               25.42%   7.78%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   15.02%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960910 150011 S00000000000001
             Natural Gas                 SP Standard & Poor 500
             00513                       SP001
  1993/04/21       9700.00                    10000.00
  1993/04/30       9515.70                     9893.80
  1993/05/31       9670.90                    10158.96
  1993/06/30       9952.20                    10188.42
  1993/07/31       9913.40                    10147.66
  1993/08/31      10767.00                    10532.26
  1993/09/30      10582.70                    10451.16
  1993/10/31      10010.40                    10667.50
  1993/11/30       9156.80                    10566.16
  1993/12/31       9209.91                    10694.01
  1994/01/31       9672.37                    11057.61
  1994/02/28       9327.98                    10757.95
  1994/03/31       8993.44                    10288.90
  1994/04/30       9692.05                    10420.60
  1994/05/31       9613.33                    10591.50
  1994/06/30       9662.53                    10332.00
  1994/07/31       9603.49                    10670.89
  1994/08/31       9288.63                    11108.40
  1994/09/30       9229.59                    10836.24
  1994/10/31       9554.30                    11080.06
  1994/11/30       8717.93                    10676.52
  1994/12/31       8580.06                    10834.86
  1995/01/31       8313.78                    11115.81
  1995/02/28       8856.20                    11548.99
  1995/03/31       9378.89                    11889.80
  1995/04/30       9536.79                    12239.95
  1995/05/31       9902.07                    12729.18
  1995/06/30       9665.13                    13024.88
  1995/07/31       9665.13                    13456.79
  1995/08/31       9951.43                    13490.56
  1995/09/30      10237.73                    14059.87
  1995/10/31       9793.47                    14009.67
  1995/11/30      10632.63                    14624.70
  1995/12/31      11187.09                    14906.37
  1996/01/31      11236.63                    15413.78
  1996/02/29      11256.45                    15556.67
  1996/03/31      11761.80                    15706.48
  1996/04/30      12587.74                    15937.99
  1996/05/31      12687.64                    16349.03
  1996/06/30      13356.99                    16411.32
  1996/07/31      12397.92                    15686.27
  1996/08/30      12867.47                    16017.09
IMATRL PRASUN   SHR__CHT 19960831 19960910 150014 R00000000000044

Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Gas Portfolio on April 21, 1993, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would be valued at $12,867 - a 28.67% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $16,017 over the same period - a 60.17% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

Enron Corp.                        5.3

Chesapeake Energy Corp.            5.0

Anadarko Petroleum Corp.           4.9

Belco Oil & Gas Corp.              4.5

Louisiana Land & Exploration Co.   4.3

Enron Oil & Gas Co.                3.6

United Meridian Corp.              2.9

Burlington Resources, Inc.         2.8

Sonat, Inc.                        2.7

Noble Affiliates, Inc.             2.3

TOP INDUSTRIES AS OF AUGUST 31, 1996
Crude Petroleum & Gas 52.6%
Oil & Gas Exploration 10.6%
Gas Transmission 10.6%
Gas Transmission
& Distribution 2.9%
Oil & Gas Services 2.3%
All Others 21.0% *
Row: 1, Col: 1, Value: 21.0
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 10.6
Row: 1, Col: 5, Value: 10.6
Row: 1, Col: 6, Value: 52.6
* INCLUDES SHORT-TERM INVESTMENTS
NATURAL GAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Dan Pickering,
Portfolio Manager of
Fidelity Select Natural
Gas Portfolio
Q. HOW DID THE FUND PERFORM, DAN?
A. The fund did well. For the six and 12 months ended August 31, 1996, the fund returned 14.31% and 29.30%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% for the six- month period and 18.73% for the year.
Q. CAN YOU DESCRIBE THE MARKET BACKDROP FOR NATURAL GAS THAT EXISTED DURING THE PERIOD?
A. Sure. Natural gas prices were extremely volatile during the period. Prices went as high as $2.50 per thousand cubic feet but tapered off to about $1.80. The relatively mild summer months set the stage for a lower-than-normal demand for cooling and therefore a lower-than-normal electric utility demand for gas. Fortunately, there were relatively few new gas wells drilled during the past year, limiting the amount of new supply.
Q. GIVEN THIS CHALLENGING ENVIRONMENT, HOW DID THE FUND MANAGE TO OUTPERFORM THE MARKET?
A. It's worth noting that, in general, oil and gas stocks trade somewhat independently of the overall stock market, and the fund's heavy weighting in them insulated it from the volatility in the market during the past six months. That said, I continued to focus the fund's investment on two particular themes: exploration and production companies with a bias toward fast-growing, mid-cap stocks; and natural gas and power marketing. I made very few changes to the top holdings in this sector but have emphasized exploration and production companies over the larger integrated oil and gas companies. I like the business prospects for these companies and believe further upward earnings revisions are likely since prices for oil and gas increased during the period.
Q. WHAT DO YOU MEAN BY "POWER MARKETING"?
A. One of the best ways for utilities to compete is to bring low cost sources of power, such as gas-generated power, to market. One of the trends I foresee is that as the electric utilities deregulate, the customer is going to have the freedom to buy his electricity from a number of competing sources. Many gas companies are positioning themselves not only to have physical gas assets such as pipelines and gas production, but also financial exposure to the gas market through trading and marketing operations. In addition, gas companies are beginning to establish a physical and financial presence in the electric industry as well. Ultimately, they'll have the ability to produce gas in one region, run it into a power plant in another area and create electricity and sell it in yet another region. That is my thinking behind some stocks the fund owns such as PanEnergy and NGC Corp. However, Enron, which I think is positioned to be a long-term winner in this area and is the largest holding in the fund, somewhat underperformed its peers during the period.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. A couple of the fund's holdings in smaller, fast-growing exploration and production companies performed well during the period. Belco Oil and Gas was an initial public offering that was up substantially during the period. Rutherford-Moran, a natural gas exploration company, was another IPO that contributed to the fund's results.
Q. THE FUND DOESN'T SEEM TO HAVE A LARGE FOREIGN EXPOSURE . . .
A. That's right. I've found a way to give the fund some international flavor through domestic holdings such as Pogo and Rutherford without taking on the currency and other risks that come from investing overseas. In general, I prefer tilting the fund toward U.S. companies.
Q. WHAT INVESTMENTS PROVED DISAPPOINTING?
A. The fund's holding in TransTexas continued to be a disappointment. Its fields have been less prolific than I expected and I thought the stock - which had been down for some time - would bounce back. It hasn't. For the most part, however, I've been pretty comfortable with the stocks the fund owns.
Q. WHAT'S YOUR OUTLOOK, DAN?
A. I continue to expect more turbulence. The market for natural gas has been very volatile and I've focused on growth companies to reduce the commodity price risk. I've also tried to make the fund less interest rate sensitive than it was six months ago by cutting the fund's exposure to local distribution companies. I'd much rather analyze the specific business prospects of oil and production companies than figure out how interest rates will behave; I think it's the best way to manage the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: April 21, 1993
FUND NUMBER: 513
TRADING SYMBOL: FSNGX
SIZE: as of August 31, 1996, more than
$104 million
MANAGER: Daniel Pickering, since 1995;
manager, Fidelity Select Energy Service
Portfolio, since 1994; equity analyst, energy service and hotel industries, since 1994;
joined Fidelity in 1994
(checkmark)
NATURAL GAS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 82.3%
 SHARES VALUE (NOTE 1)
ELECTRIC UTILITY - 0.0%
ELECTRIC POWER - 0.0%
AES Corp. (warrants) (a)  188 $ 2,350  00130H11
ENERGY SERVICES - 2.9%
DRILLING - 0.6%
Cliffs Drilling Co. (a)  20,000  570,000  18682C10
UTI Energy Corp. (a)  1,500  22,312  90338710
  592,312
OIL & GAS SERVICES - 2.3%
BJ Services Co. (a)  44,300  1,666,788  05548210
Weatherford Enterra, Inc. (a)  26,800  770,500  94707110
  2,437,288
TOTAL ENERGY SERVICES   3,029,600
GAS - 15.2%
GAS DISTRIBUTION - 1.7%
Aquila Gas Pipeline Corp.   79,100  968,975  03839B10
K N Energy, Inc.   26,500  910,938  48262010
Public Service Co. of North Carolina, Inc.   150  2,569  74451610
  1,882,482
GAS TRANSMISSION - 10.6%
Enron Corp.   140,510  5,637,964  29356110
Leviathan Gas Pipeline Partners LP unit  24,800  998,200  52736710
Sonat, Inc.   65,900  2,907,838  83541510
Williams Companies, Inc.   35,900  1,790,513  96945710
  11,334,515
GAS TRANSMISSION & DISTRIBUTION - 2.9%
PanEnergy Corp.   57,650  1,909,655  69792610
Tejas Gas Corp. (a)  34,505  1,199,048  87907510
  3,108,703
TOTAL GAS   16,325,700
OIL & GAS - 64.2%
CRUDE PETROLEUM & GAS - 52.6%
Anadarko Petroleum Corp.   99,475  5,247,306  03251110
Apache Corp.   22,525  661,672  03741110
Barrett Resources Corp. (a)  56,600  1,874,875  06848020
Basin Exploration, Inc. (a)  43,500  293,625  07010710
Beau Canada Exploration Ltd. (a)  393,000  574,456  07428010
Belco Oil & Gas Corp. (a)  177,400  4,878,500  07741010
Belden & Blake Corp. (a)  20,000  410,000  07744710
Brown (Tom), Inc. (a)  16,300  260,800  11566020
Burlington Resources, Inc.   69,557  2,964,867  12201410
Chesapeake Energy Corp. (a)  99,300  5,337,375  16516710
Coho Resources, Inc. (a)  25,000  153,125  19248110
Comstock Resources, Inc. (a)  112,500  1,181,250  20576820
Devon Energy Corp.   47,300  1,076,075  25179910
Elan Energy, Inc. (a)  42,700  380,735  28390410
Enron Oil & Gas Co.   147,900  3,826,913  29356210
Flores & Rucks, Inc. (a)  44,100  1,449,788  34039C10
Fortune Petroleum Corp. (a)  100,000  250,000  34968730
HS Resources, Inc. (a)  500  6,375  40429710
Harcor Energy, Inc. (a)  11,000  48,125  41162820
Key Production Co., Inc. (a)  40,000  350,000  49313810
NGC Corp.   81,923  1,239,085  62912110
Noble Affiliates, Inc.   60,450  2,425,556  65489410
Northstar Energy Corp. (a)(b)  20,000  193,678  66703R92
Parker & Parsley Petroleum Co.   30,000  742,500  70101810
Petroleum Securities Australia Ltd. (a)  152,000  666,233  71699M22

 SHARES VALUE (NOTE 1)
Petroleum Securities Australia Ltd.
 sponsored ADR (a)  15,500 $ 344,875  71667810
Plains Resources, Inc. (a)  82,000  1,117,250  72654050
Pogo Producing Co.   16,700  569,888  73044810
Renaissance Energy Ltd. (a)  73,300  2,062,525  75966610
Rutherford-Moran Oil Corp. (a)  80,100  1,952,438  78328610
Santa Fe Energy Resources, Inc. (a)  53,300  626,275  80201210
Stone Energy Corp. (a)  39,500  775,188  86164210
Swift Energy Co. (a)  63,900  1,589,512  87073810
Texas Meridian Resources Corp. (a)  89,400  1,151,025  88254510
TransTexas Gas Corp. (a)  63,800  701,800  89389510
Triton Energy Ltd. Class A (a)  1,900  87,163  89699W22
Union Texas Petroleum Holdings, Inc.   70,000  1,452,500  90864010
Unit Corp. (a)  137,200  874,650  90921810
United Meridian Corp. (a)  77,500  3,080,625  91086510
Vastar Resources, Inc.   62,700  2,186,662  92238010
Vintage Petroleum, Inc.   44,100  1,113,525  92746010
Wascana Energy, Inc. (a)  21,500  190,919  93690110
  56,369,734
OIL & GAS EXPLORATION - 10.6%
Abacan Resource Corp. (a)  275,000  1,478,125  00291910
Chieftain International, Inc. (a)  67,200  1,350,630  16867C10
Cross Timbers Oil Co.   20,000  455,000  22757310
Denbury Resources, Inc. (a)  185,000  1,176,320  24791610
Louisiana Land & Exploration Co.   80,300  4,567,063  54626810
Petro-Canada 1st installment receipt (c)  45,900  313,660  71644E30
Union Pacific Resources Group, Inc.   61,600  1,678,600  90783410
Unocal Corp.   410  14,042  91528910
Zydeco Energy, Inc. (a)  69,500  330,125  98985410
  11,363,565
OIL FIELD EQUIPMENT - 0.4%
Drilex International, Inc. (a)  34,000  476,000  26204410
PETROLEUM REFINERS - 0.6%
Coastal Corp. (The)  16,900  669,662  19044110
TOTAL OIL & GAS   68,878,961
TOTAL COMMON STOCKS
 (Cost $87,069,581)   88,236,611
REPURCHASE AGREEMENTS - 17.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 19,022,090  19,011,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $106,080,581)  $ 107,247,611
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $193,678 or 0.2% of net assets.
3. Purchased on an installment basis. Market value reflects only those payments made through August 31, 1996. The remaining installments aggregating CAD 390,150 are due September 23, 1996 and March 24, 1997. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $229,360,603 and $201,042,228, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $51,816 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $12,125,000 and $4,468,400, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $106,111,972. Net unrealized appreciation aggregated $1,135,639 of which $5,479,204 related to appreciated investment securities and $4,343,565 related to depreciated investment securities.
NATURAL GAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 107,247,611
securities, at
value (including
repurchase
agreements of
$19,011,000)
(cost
$106,080,581)
- See
accompanying
schedule

Cash                                         393

Receivable for                               75,219
investments
sold

Receivable for                               1,336,469
fund shares sold

Dividends                                    90,942
receivable

Redemption fees                              20,032
receivable

Prepaid expenses                             58,746

 TOTAL ASSETS                                108,829,412

LIABILITIES

Payable for fund              $ 4,098,206
shares
redeemed

Accrued                        54,801
management
fee

Other payables                 209,368
and
accrued
expenses

 TOTAL LIABILITIES                           4,362,375

NET ASSETS                                  $ 104,467,037

Net Assets
consist of:

Paid in capital                             $ 100,221,213

Accumulated net                              (133,398
investment                                  )
(loss)

Accumulated                                  3,212,194
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               1,167,028
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 104,467,037
8,109,238
shares
outstanding

NET ASSET VALUE                              $12.88
and redemption
price per share
($104,467,037 (divided by)
8,109,238
shares)

Maximum offering                             $13.28
price per share
(100/97.00 of
$12.88)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 460,267
INCOME
Dividends

Interest                            247,713

 TOTAL INCOME                       707,980

EXPENSES

Management fee       $ 294,782

Transfer agent        412,401
fees

Accounting fees       49,198
and expenses

Non-interested        162
trustees'
compensation

Custodian fees        10,169
and expenses

Registration fees     66,433

Audit                 25,258

Legal                 256

Interest              3,548

Miscellaneous         689

 Total expenses       862,896
before
reductions

 Expense              (19,262       843,634
reductions           )

NET INVESTMENT                      (135,654
INCOME (LOSS)                      )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           3,465,619
securities

 Foreign              85            3,465,704
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (4,398,919
securities           )

 Assets and           (12           (4,398,931
liabilities in       )             )
 foreign
currencies

NET GAIN (LOSS)                     (933,227
                                   )

NET INCREASE                       $ (1,068,881
(DECREASE) IN                      )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 311,935
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 1,038
charges
withheld
 by FDC

 Exchange fees                     $ 62,948
withheld by FSC

 Expense                           $ 18,559
reductions
 Directed
brokerage
arrangements

  Custodian                         210
interest credits

  Transfer agent                    493
interest credits

                                   $ 19,262

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

 Net investment      $ (135,654      $ 320,851
income (loss)        )

 Net realized         3,465,704       9,256,256
gain (loss)

 Change in net        (4,398,931      7,236,487
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (1,068,881      16,813,594
(DECREASE) IN        )
NET ASSETS
RESULTING FROM
OPERATIONS

Distributions to      (52,511         (323,738
shareholders         )               )
From net
investment
income

 From net             (465,719        -
realized gain        )

 TOTAL                (518,230        (323,738
DISTRIBUTIONS        )               )

Share                 319,652,649     96,403,538
transactions
Net proceeds
from sales of
shares

 Reinvestment of      508,434         314,856
distributions

 Cost of shares       (275,755,809    (132,986,230
redeemed             )               )

 Paid in capital      1,420,792       112,239
portion of
redemption fees

 NET INCREASE         45,826,066      (36,155,597
(DECREASE) IN                        )
NET ASSETS
RESULTING FROM
SHARE
TRANSACTIONS

  TOTAL               44,238,955      (19,665,741
INCREASE                             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         60,228,082      79,893,823
period

 End of period       $ 104,467,037   $ 60,228,082
(including
accumulated
undistributed net
investment
(loss) income of
$(133,398)
 and $56,526,
respectively)

OTHER
INFORMATION
Shares

 Sold                 24,271,473      9,263,323

 Issued in            41,777          30,032
reinvestment of
distributions

 Redeemed             (21,507,408     (12,883,616
                     )               )

 Net increase         2,805,842       (3,590,261)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEAR ENDED     APRIL 21, 1993
                            ENDED             FEBRUARY 29,   FEBRUARY 28,   (COMMENCEMEN
                            AUGUST 31, 1996                                 T OF OPERATIONS)
                                                                            TO FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995           1994


Net asset value,      $ 11.36     $ 8.98     $ 9.48     $ 10.00
beginning of
period

Income from
Investment
Operations

 Net investment        (.02)       .05        .03        .02
income (loss)

 Net realized and      1.46 G      2.36       (.53)      (.46)
unrealized gain
(loss)

 Total from            1.44        2.41       (.50)      (.44)
investment
operations



Less Distributions

 From net              (.01)       (.05)      (.02)      -
investment
income

 From net              (.09)       -          -          (.07)
realized gain

 In excess of net      -           -          -          (.06)
realized gain

 Total                 (.10)       (.05)      (.02)      (.13)
distributions

Redemption fees        .18         .02        .02        .05
added to paid in
capital

Net asset value,      $ 12.88     $ 11.36    $ 8.98     $ 9.48
end of period

TOTAL RETURN B, C      14.31%      27.10%     (5.06)     (3.84)%
                                             %

RATIOS AND            $ 104,467   $ 60,228   $ 79,894   $ 63,073
SUPPLEMENTAL
DATA
Net assets, end of
period (000
omitted)

Ratio of expenses      1.74% A     1.68%      1.70%      1.94% A
to average net
assets

Ratio of expenses      1.70% A     1.67%      1.66%      1.93% A,
to average net        , E         E          E          E
assets after
expense
reductions

Ratio of net           (.27)%      .46%       .30%       .17% A
investment            A
income (loss) to
average net
assets

Portfolio turnover     493% A      79%        177%       44% A
rate

Average               $ .0377
commission
rate F


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS
BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD
ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN
RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.


PRECIOUS METALS AND MINERALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST
AUGUST 31, 1996           MONTH    YEAR     YEARS    10
                          S                          YEARS

PRECIOUS METALS AND       -3.58%   13.36%   98.88%   134.89%
MINERALS

PRECIOUS METALS AND       -6.47%   9.96%    92.91%   127.84%
MINERALS
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                  PAST 1   PAST 5   PAST 10
AUGUST 31, 1996                YEAR     YEARS    YEARS

PRECIOUS METALS AND MINERALS   13.36%   14.74%   8.91%

PRECIOUS METALS AND MINERALS   9.96%    14.04%   8.58%
(INCL. 3% SALES CHARGE)

S&P 500                        18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have a
history of growth in the long run. And, as with all
stock funds, the share price and return of a
fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to experience
rapid growth you may have the potential for
above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 150529 S00000000000001
             Precious Metals             SP Standard & Poor 500
             00061                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30      10967.78                     9173.00
  1986/10/31      10004.66                     9702.28
  1986/11/30      11036.58                     9938.05
  1986/12/31      10957.95                     9684.63
  1987/01/31      12274.87                    10989.15
  1987/02/28      13139.72                    11423.22
  1987/03/31      16893.92                    11753.35
  1987/04/30      18063.42                    11648.74
  1987/05/31      16451.67                    11750.09
  1987/06/30      16215.81                    12343.47
  1987/07/31      19517.93                    12969.28
  1987/08/31      19006.89                    13453.04
  1987/09/30      19596.56                    13158.41
  1987/10/31      14191.29                    10324.09
  1987/11/30      15979.94                     9473.39
  1987/12/31      15068.08                    10194.31
  1988/01/31      12420.71                    10623.49
  1988/02/29      12440.62                    11118.55
  1988/03/31      13475.68                    10774.98
  1988/04/30      13027.82                    10894.59
  1988/05/31      13097.48                    10989.37
  1988/06/30      12619.76                    11493.78
  1988/07/31      12699.38                    11450.10
  1988/08/31      11942.99                    11060.80
  1988/09/30      11136.84                    11531.99
  1988/10/31      11544.89                    11852.58
  1988/11/30      11972.85                    11683.09
  1988/12/31      11472.85                    11887.54
  1989/01/31      11950.02                    12757.71
  1989/02/28      12333.83                    12440.04
  1989/03/31      12333.83                    12729.90
  1989/04/30      11773.67                    13390.58
  1989/05/31      11213.52                    13932.90
  1989/06/30      12095.25                    13853.48
  1989/07/31      12427.19                    15104.45
  1989/08/31      12676.15                    15400.50
  1989/09/30      13122.20                    15337.35
  1989/10/31      13111.83                    14981.53
  1989/11/30      14781.93                    15287.15
  1989/12/31      15162.81                    15654.04
  1990/01/31      16370.37                    14603.66
  1990/02/28      14963.30                    14792.04
  1990/03/31      14312.26                    15184.03
  1990/04/30      12842.19                    14804.43
  1990/05/31      13577.22                    16247.86
  1990/06/30      12590.17                    16137.38
  1990/07/31      13356.71                    16085.74
  1990/08/31      13493.22                    14631.59
  1990/09/30      13188.70                    13919.03
  1990/10/31      11708.12                    13859.18
  1990/11/30      11498.11                    14754.48
  1990/12/31      11967.47                    15166.13
  1991/01/31      10668.51                    15827.37
  1991/02/28      11626.76                    16959.03
  1991/03/31      11403.17                    17369.44
  1991/04/30      11371.23                    17411.13
  1991/05/31      12010.06                    18163.29
  1991/06/30      12797.95                    17331.41
  1991/07/31      12797.95                    18139.05
  1991/08/31      11456.40                    18568.95
  1991/09/30      11690.64                    18258.85
  1991/10/31      12478.54                    18503.51
  1991/11/30      12872.48                    17757.82
  1991/12/31      12151.47                    19789.32
  1992/01/31      12409.33                    19421.24
  1992/02/29      11764.69                    19673.71
  1992/03/31      11302.70                    19290.07
  1992/04/30      10636.57                    19857.20
  1992/05/31      11334.93                    19954.50
  1992/06/30      11398.88                    19657.18
  1992/07/31      11549.57                    20461.16
  1992/08/31      11032.91                    20041.71
  1992/09/30      10580.83                    20278.20
  1992/10/31       9902.71                    20349.17
  1992/11/30       9321.46                    21043.08
  1992/12/31       9494.43                    21301.91
  1993/01/31       9724.40                    21480.84
  1993/02/28      10797.59                    21772.98
  1993/03/31      12265.01                    22232.39
  1993/04/30      14247.12                    21694.37
  1993/05/31      16130.68                    22275.78
  1993/06/30      16393.50                    22340.38
  1993/07/31      18528.93                    22251.02
  1993/08/31      16667.27                    23094.33
  1993/09/30      15353.16                    22916.50
  1993/10/31      17532.39                    23390.88
  1993/11/30      17499.54                    23168.66
  1993/12/31      20092.51                    23449.00
  1994/01/31      19261.32                    24246.27
  1994/02/28      18419.05                    23589.20
  1994/03/31      18230.65                    22560.71
  1994/04/30      18231.39                    22849.48
  1994/05/31      18264.65                    23224.22
  1994/06/30      18630.61                    22655.22
  1994/07/31      19340.35                    23398.31
  1994/08/31      20715.47                    24357.64
  1994/09/30      22301.29                    23760.88
  1994/10/31      21436.29                    24295.50
  1994/11/30      19140.74                    23410.66
  1994/12/31      19863.25                    23757.84
  1995/01/31      16402.91                    24373.88
  1995/02/28      17155.65                    25323.73
  1995/03/31      18897.05                    26071.03
  1995/04/30      19054.34                    26838.83
  1995/05/31      18818.41                    27911.57
  1995/06/30      19043.11                    28559.96
  1995/07/31      19829.55                    29507.01
  1995/08/31      20099.19                    29581.07
  1995/09/30      20155.36                    30829.39
  1995/10/31      17638.75                    30719.33
  1995/11/30      18874.59                    32067.91
  1995/12/31      19199.96                    32685.54
  1996/01/31      23224.85                    33798.15
  1996/02/29      23630.72                    34111.46
  1996/03/31      23495.43                    34439.95
  1996/04/30      24027.38                    34947.60
  1996/05/31      25417.49                    35848.90
  1996/06/30      21880.06                    35985.48
  1996/07/31      21608.82                    34395.64
  1996/08/30      22784.20                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 150534 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Precious Metals and Minerals Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $22,784 - a 127.84% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                                 % OF FUND'S
                                                 INVESTMENTS

Newmont Mining Corp.                             9.6

Bre-X Minerals Ltd.                              8.3

Vaal Reefs Exploration & Mining Co. Ltd. ADR     5.3

Barrick Gold Corp.                               5.1

Getchell Gold Corp.                              5.0

Euro-Nevada Mining Corp. Ltd.                    4.6

Agnico Eagle Mines Ltd.                          4.4

Western Deep Levels Ltd. ADR                     4.2

De Beers Consolidated Mines Ltd. ADR             4.1

Gold Fields of South Africa Ltd. sponsored ADR   3.6

TOP INDUSTRIES AS OF AUGUST 31, 1996
Gold Ores (South Africa) 33.7%
Gold Ores (Canada) 32.4%
Gold Ores (U.S.) 18.1%
Gold & Silver Ores
(Australia) 4.5%
Gold Ores (Australia) 2.1%
All Others 9.2% *
Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 4.5
Row: 1, Col: 4, Value: 18.1
Row: 1, Col: 5, Value: 32.4
Row: 1, Col: 6, Value: 33.7
* INCLUDES SHORT-TERM INVESTMENTS
PRECIOUS METALS AND MINERALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Larry Rakers became Portfolio Manager of Fidelity Select Precious Metals and Minerals Portfolio on July 1, 1996.
Q. LARRY, HOW HAS THE FUND PERFORMED?
A. For the six months ended August 31, 1996, the fund had a total return of -3.58%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 13.36% and the S&P 500 returned 18.73%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. The fund had a negative return during the period mainly because of the poor performance of its South African gold stocks. These stocks are sensitive in terms of profit and cash flow to the price of gold because they are high-cost producers. Unfortunately, the price of gold fell during much of 1996. In addition, there were some operations problems for some companies, such as Driefontein, which had a fire in the shaft of one of its mines.
Q. WHAT WERE THE REASONS BEHIND THE DROP IN THE PRICE OF GOLD?
A. First of all, summer historically is a season when the price of gold tends to be weak. Second, there was a big central bank sale of gold in February and March. Specifically, Belgium sold the equivalent of one-tenth of the world's usual annual mine supply. The added supply dampened gold prices. The Belgian government said it was trying to bring its gold holdings as a percentage of total reserves in line with neighboring countries, as part of the process of creating a European monetary union.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN SOME STOCKS THAT TURNED IN GOOD PERFORMANCE FOR THE FUND . . .
A. The stocks that did well were exploration companies that showed strong growth in production and reserves. Among those were Getchell Gold. Over the past few quarters, this company announced new finds, and as a result the stock has gone up. This Nevada-based company used to be run by a fertilizer company, but installed a new management team with a mining background that has come in and started to turn the company around. Euro-Nevada and Franco Nevada also have done well. These companies used to focus exclusively on buying interests in gold mines, but they've expanded into the exploration business and have posted strong resource growth.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?
A. I've maintained a similar strategy to the one employed by the previous manager, including a substantial stake in South Africa. Going forward, I may reduce South African investments, looking to hold on to those companies that are pursuing some kind of restructuring or cost-cutting strategy. I'll probably try to avoid the very high-cost producers in South Africa because they are especially susceptible to any labor price pressure. If I do reduce the fund's investments in South Africa, I'll probably replace them with more Australian growth stocks, because that's a region that might hold some promise. Although the fund's foreign investments involve greater risks than U.S. investments, I feel the potential gains make them worth the additional risk.
Q. HOW WOULD YOU DESCRIBE YOUR STOCK PICKING APPROACH?
A. For this fund, my approach is two-pronged. First, as I have mentioned in regards to the fund's South African investments, I look for companies that are pursuing some kind of restructuring or cost-cutting program. For example, some companies presently are talking about merging adjacent mines, combining the infrastructures to lower costs. In the U.S., Australia and elsewhere, I tend to look for those companies that are growing production and reserves. By doing so, I hope to insulate the fund somewhat from fluctuations in the price of gold. How do I go about finding companies that are doing this? By visiting the properties and asking company geologists about the properties' exploration potential, comparing them and choosing those I believe will post the strongest growth.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I believe seasonal gold trends will be in our favor. As a result, the wind may be more at our backs in terms of gold price increases. I'll be looking closely at what's going on in South Africa, especially efforts there to restructure mining methods and techniques. I'm leaning toward reducing the fund's stake there because there is an element of political risk and a lack of growth one doesn't see elsewhere. Without growth, these stocks might not do well if the price of gold doesn't resume an upward trend.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 061
TRADING SYMBOL: FDPMX
SIZE: as of August 31, 1996, more than
$339 million
MANAGER: Larry Rakers, since July 1996;
manager, Fidelity Select American Gold
Portfolio, since 1995; Fidelity Select Paper and Forest Products Portfolio, since February
1996; joined Fidelity in 1993
(checkmark)
PRECIOUS METALS AND MINERALS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.1%
 SHARES VALUE (NOTE 1)
AUSTRALIA - 7.3%
METALS & MINING - 0.7%
METAL MINING SERVICES - 0.7%
Acacia Resources Ltd. (a)  1,050,000 $ 2,321,865  00399822
PRECIOUS METALS - 6.6%
GOLD & SILVER ORES - 4.5%
Normandy Mining Ltd.  4,995,786  7,890,844  65699J23
North Flinders Mines, Ltd.  499,060  3,310,714  65940091
Plutonic Resources Ltd.   625,000  3,134,320  72999192
Sons of Gwalia NL  100,000  646,805  83568810
  14,982,683
GOLD ORES - 2.1%
Great Central Mines NL
 sponsored ADR  90,000  821,250  39029010
Great Central Mines NL  1,805,000  5,559,445  39029092
Leo Shield Exploration NL  12,000  5,307  52699L22
Metex Resources NL (a)  300,000  52,124  59199K22
Menzies Gold NL (a)  1,000,000  450,158  61899H22
Ross Mining NL  100,000  108,986  77899722
  6,997,270
TOTAL PRECIOUS METALS   21,979,953
TOTAL AUSTRALIA   24,301,818
CANADA - 33.8%
HOLDING COMPANIES - 0.0%
Bolivar Goldfields Ltd. (a)  124,000  126,870  09760Q10
METALS & MINING - 1.0%
COPPER ORES - 0.7%
Arequipa Resources Ltd. (a)  105,000  2,294,537  03990710
METAL MINING - 0.3%
Dayton Mining Corp. (a)  72,500  524,575  23990210
First Dynasty Mines Ltd. (a)  100,000  336,196  31997410
  860,771
TOTAL METALS & MINING   3,155,308
PRECIOUS METALS - 32.8%
GOLD & SILVER ORES - 0.4%
Greenstone Resources Ltd. (a)  51,700  795,385  39573W10
Minorca Resources Ltd. (a)  282,000  608,003  60393110
  1,403,388
GOLD ORES - 32.4%
Agnico Eagle Mines Ltd.   841,100  14,691,972  00847410
Barrick Gold Corp.   635,000  17,148,365  06790110
Bre-X Minerals Ltd. (a)  1,550,000  27,867,714  10625K10
Cartaway Resources Corp. (a)  150,000  203,910  14590210
Eldorado Gold Corp. (a)  200,000  1,257,080  28490110
Euro-Nevada Mining Corp. Ltd.   618,400  15,366,782  29870P10
Franco Nevada Mining Corp.   256,000  8,606,614  35186010
Geomaque Explorations Ltd. (a)  32,900  88,968  37247E10
Indochina Goldfields Ltd. (a)(b)  34,000  283,282  45591392
Kinross Gold Corp. (a)  725,000  5,749,132  49690210
Meridian Gold, Inc. Installment Receipt (c) 2,212,000 5,658,323 58997520 Metallica Resources, Inc. (a) 177,500 661,612 59125J10
Mountain Province Mining, Inc. (a)  200,000  745,478  62426E10
Nevsun Resources Ltd. (a)  101,300  888,434  64156L10

 SHARES VALUE (NOTE 1)
Orvana Minerals Corp. (a)  647,800 $ 3,953,320  68759M10
Prime Resources Group, Inc.   288,000  2,231,171  74157L10
South Pacific Resources, Inc. (a)  85,000  444,181  83890320
Sudbury Contact Mines Ltd. (a)  172,600  1,608,368  86462610
TVI Pacific, Inc. (a)  1,025,000  1,251,051  87291710
  108,705,757
TOTAL PRECIOUS METALS   110,109,145
TOTAL CANADA   113,391,323
GHANA - 1.3%
PRECIOUS METALS - 1.3%
GOLD ORES - 1.3%
Ashanti Goldfields Co. Ltd. GDR  236,300  4,401,088  04374320
SOUTH AFRICA - 35.0%
METALS & MINING - 1.3%
METAL MINING - 0.4%
Target Exploration Co. Ltd. Class R (a) 390,000 1,258,905 91499N22 MISCELLANEOUS METAL ORES - 0.9%
Anglo American Platinum Ltd.   316,800  2,045,236  03499K22
Impala Platinum Holdings Ltd. ADR  88,300  1,147,900  45255320
  3,193,136
TOTAL METALS & MINING   4,452,041
PRECIOUS METALS - 33.7%
GOLD ORES - 33.7%
Buffelsfontein Gold Mines Ltd.
 sponsored ADR (a)  176,300  881,500  11987140
Buffelsfontein Gold Mines Ltd. (a)(d)  893,200  4,652,912  11987192
De Beers Consolidated Mines Ltd. ADR 442,500 13,662,188 24025330 Driefontein Consolidated Ltd.:
 ADR  773,500  9,958,813  26202650
 Ord.   136,500  1,747,273  26202630
Free State Consolidated Gold
 Mines Ltd. ADR  854,100  9,501,863  35614220
Gold Fields of South Africa Ltd.   10,000  291,630  38059730
Gold Fields of South Africa Ltd.
 sponsored ADR  415,000  12,138,750  38059750
Harmony Gold Mining Co. Ltd. Class R 100,000 1,001,781 41321610 Hartebeesfontein Gold Mining Co. Ltd.
 Class R  717,500  2,148,347  41619830
Kloof Gold Mining Co. Ltd.
 sponsored ADR  760,000  7,220,000  49874660
Oryx Gold Holdings Ltd. (a)  900,000  1,803,206  68799L22
Rustenberg Platinum Holdings Ltd. ADR (a)  317,708  5,281,896  78307820
Unisel Gold Mines Ltd.   123,800  485,058  90917010
Vaal Reefs Exploration & Mining Co.
 Ltd. ADR   2,118,500  17,742,438  91850640
Western Areas Gold Mining Ltd. Ord.   580,000  7,747,106  95765410
Western Deep Levels Ltd.:
 ADR  376,000  14,006,000  95807720
 Ord.   50,000  1,875,557  95807710
Winkelhaak Mines Ltd. ADR  94,000  716,750  97420420
  112,863,068
TOTAL SOUTH AFRICA   117,315,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - 19.7%
PRECIOUS METALS - 18.1%
GOLD ORES - 18.1%
Getchell Gold Corp. (a)  383,000 $ 16,756,250  37426510
Newmont Mining Corp.   610,000  32,253,750  65163910
Stillwater Mining Co. (a)  206,900  4,241,450  86074Q10
Stillwater Mining Co. (a)(b)  366,600  7,515,300  86074Q90
  60,766,750
SECURITIES INDUSTRY - 1.6%
INVESTMENT MANAGERS - 1.6%
Pioneer Group, Inc.   200,000  5,225,000  72368410
TOTAL UNITED STATES OF AMERICA   65,991,750
TOTAL COMMON STOCKS
 (Cost $271,445,444)   325,401,088
REPURCHASE AGREEMENTS - 2.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 9,795,711  9,790,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $281,235,444)  $ 335,191,088
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,798,582 or 2.3% of net assets.
3. Purchased on an installment basis. Market value reflects only those payments made through August 31, 1996. The remaining installment aggregating CAD 5,530,000 is due July 31, 1997.
4. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Buffelsfontein Gold Mines Ltd. $ 1,073,541 $ - $ - $ 4,652,912
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $51,158,663 and $139,513,970, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $25,270 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,590,000 and $4,105,250, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
South Africa   35.0%
Canada   33.8
United States   22.6
Australia   7.3
Ghana   1.3
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $282,849,757. Net unrealized appreciation aggregated $52,341,331, of which $75,627,788 related to appreciated investment securities and $23,286,457 related to depreciated investment securities.
At February 29, 1996, the fund had a capital loss carryforward of approximately $16,253,000 of which $5,571,000, and $10,682,000 will expire on February 29, 2000 and February 28, 2001, respectively.
PRECIOUS METALS AND MINERALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 335,191,088
securities, at
value (including
repurchase
agreements of
$9,790,000)
(cost
$281,235,444)
- See
accompanying
schedule

Cash                                         278

Receivable for                               846,062
investments
sold

Receivable for                               5,473,341
fund shares sold

Dividends                                    1,453,713
receivable

Redemption fees                              5,768
receivable

Prepaid expenses                             37,553

 TOTAL ASSETS                                343,007,803

LIABILITIES

Payable for fund              $ 2,755,974
shares
redeemed

Accrued                        167,612
management
fee

Other payables                 341,627
and
accrued
expenses

 TOTAL LIABILITIES                           3,265,213

NET ASSETS                                  $ 339,742,590

Net Assets
consist of:

Paid in capital                             $ 293,581,826

Distributions in                             (78,296
excess of net                               )
investment
income

Accumulated                                  (7,716,971
undistributed net                           )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               53,956,031
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 339,742,590
16,848,780
shares
outstanding

NET ASSET VALUE                              $20.16
and redemption
price per share
($339,742,590 (divided by)
16,848,780
shares)

Maximum offering                             $20.78
price per share
(100/97.00 of
$20.16)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                            $ 2,748,228
INCOME
Dividends

Interest (including                    313,213
income on
securities
loaned of $282)

 TOTAL INCOME                          3,061,441

EXPENSES

Management fee         $ 1,153,208

Transfer agent          1,483,094
fees

Accounting and          191,202
security lending
fees

Non-interested          733
trustees'
compensation

Custodian fees          53,874
and expenses

Registration fees       37,553

Audit                   15,162

Legal                   1,505

Interest                2,579

Reports to              29,042
shareholders

Miscellaneous           2,559

 Total expenses         2,970,511
before
reductions

 Expense                (7,211         2,963,300
reductions             )

NET INVESTMENT                         98,141
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             10,417,924
securities
(including
realized loss of
$467,365 on
sale of
investments in
precious metals)

 Foreign                878            10,418,802
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (26,800,875
securities             )

 Assets and             821            (26,800,054
liabilities in                        )
 foreign
currencies

NET GAIN (LOSS)                        (16,381,252
                                      )

NET INCREASE                          $ (16,283,111
(DECREASE) IN                         )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                 $ 407,211
INFORMATION
Sales charges
paid to FDC

 Deferred sales                       $ 21,749
charges
withheld
 by FDC

 Exchange fees                        $ 88,245
withheld by FSC

 Expense                              $ 4,559
reductions
 Directed
brokerage
arrangements

  Custodian                            2,180
interest credits

  Transfer agent                       472
interest credits

                                      $ 7,211

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ 98,141        $ 1,477,464
Net investment
income

 Net realized         10,418,802      29,509,771
gain (loss)

 Change in net        (26,800,054     86,598,754
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (16,283,111     117,585,989
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (511,993        (1,115,809
shareholders         )               )
From net
investment
income

 In excess of net     (511,039        -
investment           )
income

 TOTAL                (1,023,032      (1,115,809
DISTRIBUTIONS        )               )

Share                 235,281,248     820,033,799
transactions
Net proceeds
from sales of
shares

 Reinvestment of      1,004,449       1,089,810
distributions

 Cost of shares       (347,629,361    (837,693,561
redeemed             )               )

 Paid in capital      1,196,512       3,091,710
portion of
redemption fees

 NET INCREASE         (110,147,152    (13,478,242
(DECREASE) IN        )               )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               (127,453,295    102,991,938
INCREASE             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         467,195,885     364,203,947
period

 End of period       $ 339,742,590   $ 467,195,885
(including
(over) under
distribution of
net investment
income of
$(78,296) and
$846,595,
respectively)

OTHER
INFORMATION
Shares

 Sold                 11,477,545      44,966,074

 Issued in            48,974          63,583
reinvestment of
distributions

 Redeemed             (16,963,978     (46,598,892
                     )               )

 Net increase         (5,437,459)     (1,569,235)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 20.96     $ 15.27     $ 16.62     $ 9.86      $ 9.90      $ 10.68
beginning of
period

Income from
Investment
Operations

 Net investment        .01         .07         .17         .21         .09         .10
income

 Net realized and      (.82)       5.54        (1.42)      6.48        (.05)       (.91)
unrealized gain
(loss)

 Total from            (.81)       5.61        (1.25)      6.69        .04         (.81)
investment
operations



Less Distributions

 From net              (.03)       (.06)       (.18)       (.19)       (.17)       (.10)
investment
income

 In excess of net      (.02)       -           (.05)       (.02)       -           -
investment
income

 Total                 (.05)       (.06)       (.23)       (.21)       (.17)       (.10)
distributions

Redemption fees        .06         .14         .13         .28         .09         .13
added to paid in
capital

Net asset value,      $ 20.16     $ 20.96     $ 15.27     $ 16.62     $ 9.86      $ 9.90
end of period

TOTAL RETURN B, C      (3.58)%     37.74%      (6.86)%     70.58%      1.51%       (6.46)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 339,743   $ 467,196   $ 364,204   $ 409,212   $ 137,922   $ 130,002
period (000
omitted)

Ratio of expenses      1.54% A     1.52%       1.46%       1.55%       1.73% A     1.81%
to average net
assets

Ratio of net           .05% A      .39%        .99%        1.38%       1.12% A     .92%
investment
income to
average net
assets

Portfolio turnover     27% A       53%         43%         73%         36% A       44%
rate

Average               $ .0152
commission
rate E





A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


UTILITIES GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS    YEARS
                          S

UTILITIES GROWTH          0.23%    12.40%   69.96%   148.42%

UTILITIES GROWTH          -2.77%   9.03%    64.86%   140.97%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

UTILITIES GROWTH          12.40%   11.19%   9.53%

UTILITIES GROWTH          9.03%    10.52%   9.19%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 154806 S00000000000001
             Utilities Growth            SP Standard & Poor 500
             00065                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8627.59                     9173.00
  1986/10/31       9030.15                     9702.28
  1986/11/30       9110.66                     9938.05
  1986/12/31       8795.05                     9684.63
  1987/01/31       9506.77                    10989.15
  1987/02/28       9171.85                    11423.22
  1987/03/31       8988.28                    11753.35
  1987/04/30       8473.01                    11648.74
  1987/05/31       8337.75                    11750.09
  1987/06/30       8634.03                    12343.47
  1987/07/31       8514.87                    12969.28
  1987/08/31       8782.17                    13453.04
  1987/09/30       8711.32                    13158.41
  1987/10/31       8186.39                    10324.09
  1987/11/30       7912.65                     9473.39
  1987/12/31       7980.99                    10194.31
  1988/01/31       8670.70                    10623.49
  1988/02/29       8602.75                    11118.55
  1988/03/31       8358.12                    10774.98
  1988/04/30       8381.91                    10894.59
  1988/05/31       8643.52                    10989.37
  1988/06/30       8871.16                    11493.78
  1988/07/31       8843.00                    11450.10
  1988/08/31       8829.02                    11060.80
  1988/09/30       9136.61                    11531.99
  1988/10/31       9328.85                    11852.58
  1988/11/30       9311.37                    11683.09
  1988/12/31       9294.36                    11887.54
  1989/01/31       9732.16                    12757.71
  1989/02/28       9671.16                    12440.04
  1989/03/31       9836.23                    12729.90
  1989/04/30      10342.22                    13390.58
  1989/05/31      10833.85                    13932.90
  1989/06/30      11107.50                    13853.48
  1989/07/31      11715.77                    15104.45
  1989/08/31      11767.39                    15400.50
  1989/09/30      11936.97                    15337.35
  1989/10/31      11881.67                    14981.53
  1989/11/30      12272.44                    15287.15
  1989/12/31      12921.27                    15654.04
  1990/01/31      12283.50                    14603.66
  1990/02/28      12261.38                    14792.04
  1990/03/31      12195.02                    15184.03
  1990/04/30      11686.28                    14804.43
  1990/05/31      12294.56                    16247.86
  1990/06/30      12440.25                    16137.38
  1990/07/31      12542.37                    16085.74
  1990/08/31      11853.98                    14631.59
  1990/09/30      11884.24                    13919.03
  1990/10/31      12493.20                    13859.18
  1990/11/30      12822.27                    14754.48
  1990/12/31      12992.92                    15166.13
  1991/01/31      12935.63                    15827.37
  1991/02/28      13493.23                    16959.03
  1991/03/31      13646.00                    17369.44
  1991/04/30      13584.90                    17411.13
  1991/05/31      13588.71                    18163.29
  1991/06/30      13423.88                    17331.41
  1991/07/31      13860.75                    18139.05
  1991/08/31      14178.48                    18568.95
  1991/09/30      14615.35                    18258.85
  1991/10/31      14817.90                    18503.51
  1991/11/30      14988.67                    17757.82
  1991/12/31      15725.07                    19789.32
  1992/01/31      15241.04                    19421.24
  1992/02/29      15129.33                    19673.71
  1992/03/31      14972.12                    19290.07
  1992/04/30      15381.70                    19857.20
  1992/05/31      15679.57                    19954.50
  1992/06/30      15860.95                    19657.18
  1992/07/31      16704.30                    20461.16
  1992/08/31      16695.74                    20041.71
  1992/09/30      16785.64                    20278.20
  1992/10/31      16781.36                    20349.17
  1992/11/30      16896.94                    21043.08
  1992/12/31      17390.73                    21301.91
  1993/01/31      17686.55                    21480.84
  1993/02/28      18596.42                    21772.98
  1993/03/31      19098.42                    22232.39
  1993/04/30      18994.04                    21694.37
  1993/05/31      19034.78                    22275.78
  1993/06/30      19763.58                    22340.38
  1993/07/31      19989.92                    22251.02
  1993/08/31      20859.04                    23094.33
  1993/09/30      20859.04                    22916.50
  1993/10/31      20646.29                    23390.88
  1993/11/30      19636.83                    23168.66
  1993/12/31      19572.34                    23449.00
  1994/01/31      19973.37                    24246.27
  1994/02/28      19067.15                    23589.20
  1994/03/31      18379.67                    22560.71
  1994/04/30      18908.37                    22849.48
  1994/05/31      18530.84                    23224.22
  1994/06/30      18472.35                    22655.22
  1994/07/31      19004.09                    23398.31
  1994/08/31      18929.64                    24357.64
  1994/09/30      18445.77                    23760.88
  1994/10/31      18679.73                    24295.50
  1994/11/30      18004.43                    23410.66
  1994/12/31      18121.89                    23757.84
  1995/01/31      18861.45                    24373.88
  1995/02/28      19107.97                    25323.73
  1995/03/31      19184.66                    26071.03
  1995/04/30      19853.40                    26838.83
  1995/05/31      20160.61                    27911.57
  1995/06/30      20358.10                    28559.96
  1995/07/31      20906.69                    29507.01
  1995/08/31      21438.82                    29581.07
  1995/09/30      22459.19                    30829.39
  1995/10/31      22678.62                    30719.33
  1995/11/30      23177.84                    32067.91
  1995/12/31      24353.92                    32685.54
  1996/01/31      24610.92                    33798.15
  1996/02/29      24041.05                    34111.46
  1996/03/31      23828.74                    34439.95
  1996/04/30      24790.85                    34947.60
  1996/05/31      24808.79                    35848.90
  1996/06/30      25191.57                    35985.48
  1996/07/31      24091.08                    34395.64
  1996/08/30      24097.06                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 154811 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Utilities Growth Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $24,097 - a 140.97% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Pacific Telesis Group           5.6

SBC Communications, Inc.        5.5

BellSouth Corp.                 5.5

Ameritech Corp.                 5.4

AirTouch Communications, Inc.   5.3

GTE Corp.                       5.0

AT&T Corp.                      5.0

NYNEX Corp.                     4.9

Bell Atlantic Corp.             4.5

U.S. West, Inc.                 3.7

TOP INDUSTRIES AS OF AUGUST 31, 1996
Telephone Services
52.3%
Gas Transmission 8.9%
Gas Transmission
& Distribution 8.7%
Gas Distribution 7.0%
Cellular & Communication
Services 5.8%
All Others 17.3% *
Row: 1, Col: 1, Value: 17.3
Row: 1, Col: 2, Value: 5.8
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 8.699999999999999
Row: 1, Col: 5, Value: 8.9
Row: 1, Col: 6, Value: 52.3
* INCLUDES SHORT-TERM INVESTMENTS
UTILITIES GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




John Muresianu,
Portfolio Manager of Fidelity Select Utilities Growth Portfolio
Q. JOHN, HOW HAS THE FUND PERFORMED?
A. For the six and 12 months ended August 31, 1996, the fund had total returns of 0.23% and 12.40%, respectively, while the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. LET'S TALK ABOUT THE INVESTING ENVIRONMENT FOR UTILITY STOCKS OVER THE PAST SIX MONTHS.
A. In general, interest rates and the bond market tend to influence utility stocks fairly strongly. When bonds do well, so do stocks in the utility sectors. When bonds falter, utility stocks often do, too. The past six months have seen a difficult bond market environment. At the beginning of the year, sentiment in the market reflected the belief that the economy was slowing, that inflation posed little threat and that - most importantly - the Federal Reserve Board would continue the reductions in interest rates it had pursued through much of 1995 and the beginning of 1996. However, starting in February, statistics indicating stronger-than-expected economic growth started to change that sentiment. The market reflected the fear that economic strength would encourage the Fed to increase interest rates instead. As a result, yields in the bond market rose, bond prices fell and utility stocks dropped along with bonds. Especially affected were electric utility stocks, which are historically the highest-yielding utility stocks and typically move more in tandem with bonds than do gas or telephone stocks.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN OTHER FACTORS THAT AFFECTED THE INDIVIDUAL UTILITY SECTORS . . .
A. Deregulation remains a major influence on utility companies and their stocks. The gas, electric and phone sectors all are undergoing some form of deregulation. One of the main concerns is timing. When will the rules change within these sectors? Another question is about what the specific rules will be. In the phone sector, for instance, there has been uncertainty as to the timing and specific rules that will govern the entry of long-distance companies into local service - and of regional Bell operating companies (RBOCs or Baby Bells) into long-distance service. This uncertainty affected telephone stocks over the period, and probably will going forward. Gas stocks weren't as affected by deregulation concerns and bucked the negative trend because of a sharp increase in the price of natural gas. The increase resulted from a cold winter and concerns about adequate supplies going forward.
Q. CAN YOU GIVE US EXAMPLES OF GAS STOCKS THAT BENEFITED FROM THIS POSITIVE
TREND?
A. Sonat was a particular beneficiary of the higher gas prices because its exploration and production subsidiary made it the most sensitive to the price of natural gas. Also, it had remarkable exploratory success during the period. ENSERCH was another gas stock that did well during the period. Despite disappointing results from its exploration and production division offshore in the Gulf of Mexico, ENSERCH stock did well during the period because the company sold its distribution and transmission business to Texas Utilities.
Q. TELEPHONE SERVICE STOCKS CONTINUED TO COMPRISE THE LARGEST WEIGHTING AT THE END OF THE PERIOD. WHY THE CONTINUED INTEREST IN PHONE STOCKS?
A. I continued to concentrate on telephone stocks over gas and electrics because their growth prospects remained the best in the utility sector. While the pace and structure of deregulation cast a cloud of uncertainty over the telephone industry, the new telecommunications law enacted early this year should create opportunities for growth that surpass alternatives in the utility sector. Long-distance carriers, cable operators and the RBOCs will be able to enter each others' business and compete with one another. RBOCs, specifically, have the potential for strong earnings growth, because they should be able to enter the long-distance business inexpensively.
Q. WHAT'S YOUR OUTLOOK?
A. It's very difficult to predict the direction of the economy and interest rates. Witness the past six months, when the market sentiment shifted rapidly from an expectation of economic weakness and falling interest rates to a fear of rapid economic growth and rising interest rates. While I'll keep an eye on the economy and interest rates, my strategy will continue to be based on individual stock picking. I intend to continue to look for those companies poised to post the best earnings growth. For the moment, it appears that more of these prospects are in the telephone industry, so I'll probably continue to favor telephone stocks over gas and electric utility stocks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 10, 1981
FUND NUMBER: 065
TRADING SYMBOL: FSUTX
SIZE: as of August 31, 1996, more than
$213 million
MANAGER: John Muresianu, since 1992;
manager, Fidelity Utilities Fund, since 1992;
Fidelity Select Natural Gas Portfolio, 1993-1994;
joined Fidelity in 1986
(checkmark)
UTILITIES GROWTH PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Group Class A  4,500 $ 66,937  87924V10
CELLULAR - 5.8%
CELLULAR & COMMUNICATION SERVICES - 5.8%
AirTouch Communications, Inc. (a)  409,800  11,269,500  00949T10
Telephone & Data Systems, Inc.   8,020  341,852  87943310
Vodafone Group PLC sponsored ADR  15,200  575,700  92857T10
  12,187,052
COAL - 0.3%
MAPCO, Inc.   11,300  608,787  56509710
ELECTRIC UTILITY - 9.3%
ELECTRIC & OTHER SERVICES - 4.1%
DPL, Inc.   33,300  786,713  23329310
Enova Corp.   28,300  647,363  29355210
Hidroelectrica de Cantabrico SA  10,650  341,724  42899999
IES Industries, Inc.   10,100  335,825  44949M10
LG&E Energy Corp.   8,700  197,925  50191710
Montana Power Co.   30,600  661,725  61208510
NIPSCO Industries, Inc.   26,300  973,100  62914010
PacifiCorp   44,800  901,600  69511410
Public Service Co. of New Mexico  32,200  627,900  74449910
Rochester Gas & Electric Corp.   8,800  163,900  77136710
Sierra Pacific Resources  5,400  137,700  82642510
Utilicorp United, Inc.   3,776  109,032  91800510
Veba AG Ord.   50,700  2,658,690  92239110
WPL Holdings, Inc.   900  27,450  92930510
  8,570,647
ELECTRIC POWER - 5.2%
AES Corp. (a)  133,949  4,755,190  00130H10
American Electric Power Co., Inc.   14,900  618,350  02553710
Boston Edison Co.   10,000  231,250  10059910
Central Louisiana Electric Co., Inc.   37,706  994,496  15389760
CESC Ltd. GDR (b)  34,300  68,600  15712810
DQE, Inc.   28,050  778,388  23329J10
Centrais Electircas Brasileiras SA 1,182,600 323,458 69699993 Entergy Corp. 15,200 385,700 29364G10
Great Bay Power Corp. (a)  1,729  14,264  39013910
Kansas City Power & Light Co.   8,500  233,750  48513410
Korea Electric Power Corp.
 sponsored ADR  20,000  425,000  50063110
Pinnacle West Capital Corp.   22,700  652,625  72348410
Portland General Corp.   30,300  1,098,374  73650610
TECO Energy, Inc.   7,000  167,125  87237510
United Illuminating Co.   8,000  277,000  91063710
  11,023,570
TOTAL ELECTRIC UTILITY   19,594,217
GAS - 25.7%
GAS & OTHER SERVICES - 1.1%
MDU Resources Group, Inc.   51,900  1,135,312  55269010
UGI Corp.  43,251  1,010,992  90268110
Western Resources, Inc.   6,500  190,938  95942510
  2,337,242
GAS DISTRIBUTION - 7.0%
Energen Corp.   34,900  820,150  29265N10
K N Energy, Inc.   57,000  1,959,375  48262010
MCN Corp.   212,600  5,687,050  55267J10
NUI Corp.   17,500  328,125  62943010

 SHARES VALUE (NOTE 1)
National Fuel Gas Co.   7,800 $ 288,600  63618010
New Jersey Resources Corp.   8,600  246,175  64602510
NICOR, Inc.   17,000  533,375  65408610
Northwest Natural Gas Co.   2,900  102,950  66765510
Pacific Enterprises  133,400  3,985,325  69423210
Peoples Energy Corp.   9,700  329,800  71103010
WICOR, Inc.   11,800  423,325  92925310
  14,704,250
GAS TRANSMISSION - 8.9%
Enron Corp.   195,400  7,840,425  29356110
ONEOK, Inc.   28,200  771,975  68267810
Sonat, Inc.   95,000  4,191,874  83541510
TPC Corp. (a)  39,000  302,250  87261610
USX-Delhi Group  5,700  76,950  90336X10
Williams Companies, Inc.   112,023  5,587,147  96945710
  18,770,621
GAS TRANSMISSION & DISTRIBUTION - 8.7%
Bay State Gas Co.  14,100  384,225  07261260
Columbia Gas System, Inc. (The)  73,500  4,134,374  19764810
Consolidated Natural Gas Co.   17,500  951,563  20961510
ENSERCH Corp.   206,100  4,147,763  29356710
Equitable Resources, Inc.   18,450  528,131  29454910
Noram Energy Corp.   78,100  1,142,213  65541910
Panenergy Corp.   44,100  1,460,813  69792610
Questar Corp.   113,000  4,096,250  74835610
Tejas Gas Corp. (a)  35,895  1,247,351  87907510
Yankee Energy System, Inc.   16,500  367,125  98477910
  18,459,808
TOTAL GAS   54,271,921
HOLDING COMPANIES - 0.6%
CINergy Corp.   44,406  1,332,180  17247410
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)  11,300  11,300  09890410
OIL & GAS - 3.1%
CRUDE PETROLEUM & GAS - 0.1%
Nuevo Energy Corp. (a)  800  29,900  67050910
Occidental Petroleum Corp.   12,100  281,325  67459910
  311,225
PETROLEUM REFINERS - 3.0%
Coastal Corp. (The)  159,900  6,336,037  19044110
TOTAL OIL & GAS   6,647,262
TELEPHONE SERVICES - 52.3%
AT&T Corp.   201,000  10,552,500  00195710
ALLTEL Corp.   7,400  209,050  02003910
Ameritech Corp.  221,600  11,440,100  03095410
BCE, Inc.   32,464  1,281,240  05534B10
Bell Atlantic Corp.   168,100  9,455,625  07785310
BellSouth Corp.   322,300  11,683,375  07986010
Cincinnati Bell, Inc.   10,000  477,500  17187010
Frontier Corp.   800  23,600  35906P10
GTE Corp.   269,400  10,607,625  36232010
NYNEX Corp.   239,900  10,345,688  67076810
Pacific Telesis Group  365,600  11,836,300  69489010
SBC Communications, Inc.   250,600  11,684,225  78387G10
Telecom Argentina Class B
 sponsored ADR  36,000  1,399,500  87927320
Telebras sponsored ADR  88,100  6,552,438  87928710
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
Telefonica de Argentina SA
 sponsored ADR  61,600 $ 1,470,700  87937820
U.S. West, Inc.   268,159  7,910,691  91288910
U.S. West, Inc. (Media Group) (a)  192,359  3,486,507  91288920
  110,416,664
TOTAL COMMON STOCKS
 (Cost $187,086,043)   205,136,320
CONVERTIBLE PREFERRED STOCKS - 0.8%
ELECTRIC UTILITY - 0.8%
COMBINATION UTILITIES - 0.8%
Citizens Utilities Trust 5.10%
 (Cost $1,705,000)  34,100  1,653,850
REPURCHASE AGREEMENTS - 2.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 4,330,525  4,328,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $193,119,043)  $ 211,118,170
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,600 or 0.0% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $18,935,340 and $65,011,538, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18,605 for the period (see
Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $1,473,363 and $1,478,100, respectively (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $193,299,093. Net unrealized appreciation aggregated $17,819,077, of which $25,244,396 related to appreciated investment securities and $7,425,319 related to depreciated investment securities. UTILITIES GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 211,118,170
securities, at
value (including
repurchase
agreements of
$4,328,000)
(cost
$193,119,043)
- See
accompanying
schedule

Cash                                         767

Receivable for                               4,978,178
investments
sold

Receivable for                               109,025
fund shares sold

Dividends                                    433,812
receivable

Redemption fees                              273
receivable

Other receivables                            20,400

Prepaid expenses                             6,084

 TOTAL ASSETS                                216,666,709

LIABILITIES

Payable for fund              $ 1,268,322
shares
redeemed

Accrued                        112,329
management
fee

Other payables                 215,040
and
accrued
expenses

Collateral on                  1,478,100
securities
loaned,
at value

 TOTAL LIABILITIES                           3,073,791

NET ASSETS                                  $ 213,592,918

Net Assets
consist of:

Paid in capital                             $ 186,470,029

Undistributed net                            2,680,802
investment
income

Accumulated                                  6,443,452
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               17,998,635
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 213,592,918
5,301,323
shares
outstanding

NET ASSET VALUE                              $40.29
and redemption
price per share
($213,592,918 (divided by)
5,301,323
shares)

Maximum offering                             $41.54
price per share
(100/97.00 of
$40.29)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                           $ 4,093,426
INCOME
Dividends

Interest (including                   197,011
income on
securities
loaned of
$10,287)

 TOTAL INCOME                         4,290,437

EXPENSES

Management fee         $ 722,931

Transfer agent          886,180
fees

Accounting and          120,068
security lending
fees

Non-interested          471
trustees'
compensation

Custodian fees          13,580
and expenses

Registration fees       6,084

Audit                   16,306

Legal                   1,201

Miscellaneous           2,947

 Total expenses         1,769,768
before
reductions

 Expense                (19,035       1,750,733
reductions             )

NET INVESTMENT                        2,539,704
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             6,615,249
securities

 Foreign                (428          6,614,821
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (8,866,075
securities             )

 Assets and             (557          (8,866,632
liabilities in         )             )
 foreign
currencies

NET GAIN (LOSS)                       (2,251,811
                                     )

NET INCREASE                         $ 287,893
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 130,726
INFORMATION
Sales charges
paid to FDC

 Deferred sales                      $ 16,403
charges
withheld
 by FDC

 Exchange fees                       $ 39,563
withheld by FSC

 Expense                             $ 18,511
reductions
 Directed
brokerage
arrangements

  Custodian                           21
interest credits

  Transfer agent                      503
interest credits

                                     $ 19,035

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 2,539,704     $ 7,298,546
Net investment
income

 Net realized        6,614,821       23,321,198
gain (loss)

 Change in net       (8,866,632      27,286,486
unrealized          )
appreciation
(depreciation)

 NET INCREASE        287,893         57,906,230
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,403,382      (5,508,527
shareholders        )               )
From net
investment
income

 From net            (15,353,364     -
realized gain       )

 TOTAL               (16,756,746     (5,508,527
DISTRIBUTIONS       )               )

Share                46,907,892      283,936,618
transactions
Net proceeds
from sales of
shares

 Reinvestment of     16,197,747      5,265,104
distributions

 Cost of shares      (99,940,564     (312,698,789
redeemed            )               )

 Paid in capital     129,116         231,738
portion of
redemption fees

 NET INCREASE        (36,705,809     (23,265,329
(DECREASE) IN       )               )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (53,174,662     29,132,374
INCREASE            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        266,767,580     237,635,206
period

 End of period      $ 213,592,918   $ 266,767,580
(including
undistributed
net investment
income of
$2,680,802
and
$2,165,391,
respectively)

OTHER
INFORMATION
Shares

 Sold                1,124,586       6,910,440

 Issued in           399,254         124,287
reinvestment of
distributions

 Redeemed            (2,421,488      (7,649,316
                    )               )

 Net increase        (897,648)       (614,589)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 43.03      $ 34.88     $ 36.61     $ 41.49     $ 37.18     $ 35.57
beginning of
period

Income from
Investment
Operations

 Net investment        .44          1.10        1.13        1.33        1.19        1.66
income

 Net realized and      (.34)        7.86        (1.17)      (.16)       6.14        2.82
unrealized gain
(loss)

 Total from            .10          8.96        (.04)       1.17        7.33        4.48
investment
operations



Less Distributions

 From net              (.24)        (.84)       (1.05)      (1.13)      (1.33)      (1.69)
investment
income

 From net              (2.62)       -           (.67)       (4.94)      (1.70)      (1.19)
realized gain

 Total                 (2.86)       (.84)       (1.72)      (6.07)      (3.03)      (2.88)
distributions

Redemption fees        .02          .03         .03         .02         .01         .01
added to paid in
capital

Net asset value,      $ 40.29      $ 43.03     $ 34.88     $ 36.61     $ 41.49     $ 37.18
end of period

TOTAL RETURN B, C      .23%         25.82%      .21%        2.53%       20.90%      13.23%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 213,593    $ 266,768   $ 237,635   $ 250,522   $ 290,718   $ 206,872
period (000
omitted)

Ratio of expenses      1.47% A      1.39%       1.43%       1.36%       1.42% A     1.51%
to average net
assets

Ratio of expenses      1.45% A,     1.38%       1.42%       1.35% E     1.42% A     1.51%
to average net        E            E           E
assets after
expense
reductions

Ratio of net           2.10% A      2.76%       3.24%       3.11%       3.71% A     4.58%
investment
income to
average net
assets

Portfolio turnover     16% A        65%         24%         61%         34% A       45%
rate

Average               $ .0348
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT INCOME PER SHARE
HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS
ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS). F
FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past one, five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996             MONTH    YEAR     YEARS     YEARS
                            S

BROKERAGE AND INVESTMENT    5.51%    13.61%   130.61%   114.42%
MANAGEMENT

BROKERAGE AND INVESTMENT    2.35%    10.20%   123.69%   107.99%
MANAGEMENT
(INCL. 3% SALES CHARGE)

S&P 500                     2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   PAST 5   PAST 10
AUGUST 31, 1996                      YEAR     YEARS    YEARS

BROKERAGE AND INVESTMENT             13.61%   18.19%   7.93%
MANAGEMENT

BROKERAGE AND INVESTMENT             10.20%   17.47%   7.60%
MANAGEMENT (INCL. 3% SALES CHARGE)

S&P 500                              18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 144728 S00000000000001
             Brokerage/Invt. Mgt         SP Standard & Poor 500
             00068                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8566.89                     9173.00
  1986/10/31       9505.13                     9702.28
  1986/11/30       9036.01                     9938.05
  1986/12/31       8747.32                     9684.63
  1987/01/31      10385.64                    10989.15
  1987/02/28      10623.81                    11423.22
  1987/03/31      10580.51                    11753.35
  1987/04/30       9425.74                    11648.74
  1987/05/31       9007.14                    11750.09
  1987/06/30       8992.71                    12343.47
  1987/07/31       9014.36                    12969.28
  1987/08/31       9303.05                    13453.04
  1987/09/30       8985.49                    13158.41
  1987/10/31       5679.99                    10324.09
  1987/11/30       5254.17                     9473.39
  1987/12/31       5523.96                    10194.31
  1988/01/31       5919.75                    10623.49
  1988/02/29       6203.70                    11118.55
  1988/03/31       6040.21                    10774.98
  1988/04/30       6143.46                    10894.59
  1988/05/31       5911.15                    10989.37
  1988/06/30       6539.31                    11493.78
  1988/07/31       6487.61                    11450.10
  1988/08/31       6444.54                    11060.80
  1988/09/30       6608.23                    11531.99
  1988/10/31       6634.08                    11852.58
  1988/11/30       6487.61                    11683.09
  1988/12/31       6548.57                    11887.54
  1989/01/31       7401.98                    12757.71
  1989/02/28       7227.81                    12440.04
  1989/03/31       7236.52                    12729.90
  1989/04/30       7306.19                    13390.58
  1989/05/31       7785.14                    13932.90
  1989/06/30       7566.25                    13853.48
  1989/07/31       8477.01                    15104.45
  1989/08/31       8687.18                    15400.50
  1989/09/30       8415.71                    15337.35
  1989/10/31       7732.64                    14981.53
  1989/11/30       7653.83                    15287.15
  1989/12/31       7469.24                    15654.04
  1990/01/31       7141.02                    14603.66
  1990/02/28       7380.54                    14792.04
  1990/03/31       7584.56                    15184.03
  1990/04/30       7070.06                    14804.43
  1990/05/31       7744.24                    16247.86
  1990/06/30       7735.15                    16137.38
  1990/07/31       7459.85                    16085.74
  1990/08/31       6447.44                    14631.59
  1990/09/30       5896.83                    13919.03
  1990/10/31       5532.72                    13859.18
  1990/11/30       5896.83                    14754.48
  1990/12/31       6260.94                    15166.13
  1991/01/31       6781.94                    15827.37
  1991/02/28       7455.64                    16959.03
  1991/03/31       8219.17                    17369.44
  1991/04/30       8335.95                    17411.13
  1991/05/31       8776.10                    18163.29
  1991/06/30       8191.74                    17331.41
  1991/07/31       8821.18                    18139.05
  1991/08/31       9019.00                    18568.95
  1991/09/30       9486.59                    18258.85
  1991/10/31      10116.03                    18503.51
  1991/11/30       9558.53                    17757.82
  1991/12/31      11410.88                    19789.32
  1992/01/31      11572.74                    19421.24
  1992/02/29      11500.80                    19673.71
  1992/03/31      11195.08                    19290.07
  1992/04/30      10322.85                    19857.20
  1992/05/31      10295.87                    19954.50
  1992/06/30      10053.09                    19657.18
  1992/07/31      10619.59                    20461.16
  1992/08/31      10313.86                    20041.71
  1992/09/30      10241.92                    20278.20
  1992/10/31      10700.51                    20349.17
  1992/11/30      11662.66                    21043.08
  1992/12/31      11995.37                    21301.91
  1993/01/31      12705.74                    21480.84
  1993/02/28      12786.66                    21772.98
  1993/03/31      13811.76                    22232.39
  1993/04/30      13766.78                    21694.37
  1993/05/31      14216.67                    22275.78
  1993/06/30      14891.51                    22340.38
  1993/07/31      15386.40                    22251.02
  1993/08/31      16601.11                    23094.33
  1993/09/30      16907.04                    22916.50
  1993/10/31      16358.17                    23390.88
  1993/11/30      15908.28                    23168.66
  1993/12/31      17912.10                    23449.00
  1994/01/31      18293.83                    24246.27
  1994/02/28      17373.76                    23589.20
  1994/03/31      15425.94                    22560.71
  1994/04/30      15298.69                    22849.48
  1994/05/31      15670.64                    23224.22
  1994/06/30      16267.71                    22655.22
  1994/07/31      15885.98                    23398.31
  1994/08/31      16003.43                    24357.64
  1994/09/30      15396.57                    23760.88
  1994/10/31      15386.79                    24295.50
  1994/11/30      14319.89                    23410.66
  1994/12/31      14819.08                    23757.84
  1995/01/31      14633.11                    24373.88
  1995/02/28      15181.24                    25323.73
  1995/03/31      15337.85                    26071.03
  1995/04/30      15802.52                    26838.83
  1995/05/31      16691.10                    27911.57
  1995/06/30      17630.16                    28559.96
  1995/07/31      18478.35                    29507.01
  1995/08/31      18306.69                    29581.07
  1995/09/30      19417.42                    30829.39
  1995/10/31      18336.99                    30719.33
  1995/11/30      18781.28                    32067.91
  1995/12/31      18315.53                    32685.54
  1996/01/31      19509.56                    33798.15
  1996/02/29      19712.11                    34111.46
  1996/03/31      20596.97                    34439.95
  1996/04/30      20722.33                    34947.60
  1996/05/31      21408.72                    35848.90
  1996/06/30      21343.35                    35985.48
  1996/07/31      20035.94                    34395.64
  1996/08/30      20798.60                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 144733 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Brokerage and Investment Management Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $20,799 - a 107.99% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                   % OF FUND'S
                                   INVESTMENTS

Bear Stearns Companies, Inc.       5.0

Alex Brown, Inc.                   4.7

Morgan Stanley Group, Inc.         4.7

Lehman Brothers Holdings, Inc.     4.3

Legg Mason, Inc                    4.2

Advest Group, Inc. (The)           4.1

Quick & Reilly Group, Inc. (The)   3.9

Raymond James Financial, Inc.      3.9

Jefferies Group, Inc.              3.9

Schwab (Charles) Corp.             3.7

TOP INDUSTRIES AS OF AUGUST 31, 1996
Security & Commodity Brokers 61.6%
Security Brokers & Dealers 10.2%
Investment Managers 5.4%
Investment Advice 2.4%
Financial Services  2.2
%
All Others 18.2% *
Row: 1, Col: 1, Value: 18.2
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 5.4
Row: 1, Col: 5, Value: 10.2
Row: 1, Col: 6, Value: 61.6
* INCLUDES SHORT-TERM INVESTMENTS
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Louis Salemy,
Portfolio Manager of
Fidelity Select Brokerage and Investment
Management Portfolio
Q. HOW DID THE FUND PERFORM, LOUIS?
A. Reasonably well. For the six months ended August 31, 1996, the fund compiled a return of 5.51%. This compares favorably to the Standard & Poor's 500 Index, which had a return of 2.96% over the same period. For a longer-term perspective, the fund had a one-year return of 13.61% as of August 31, 1996, while the S&P 500 returned 18.73%.
Q. IN TERMS OF PERFORMANCE, WERE THERE ANY PARTICULAR FACTORS THAT DICTATED THE DIRECTION OF THE SECTOR DURING THE PERIOD?
A. The large number of initial public offerings (IPOs) during the first three months of the period produced positive results. From March through the beginning of July, a large amount of mutual fund cash flooded the market. This influx created a favorable environment for companies interested in raising money through IPOs. IPOs are popular because they can be quite profitable to the issuing firm. The IPO activity during the last three months, however, had become somewhat quiet.
Q. CAN YOU POINT TO ANY OTHER FACTORS AS HAVING PLAYED A KEY ROLE IN
PERFORMANCE?
A. Trading volume is a good indicator of the pulse of the market. Trading volume - the number of trades executed - is very important to all securities firms, especially discount brokerage houses whose revenues are largely volume-driven. Due to the speculative nature of the market over the past six months, trading volume was off-the-charts. The high-volume trading going on throughout the industry results in increased profits.
Q. WERE THERE ANY INDIVIDUAL STOCKS THAT HAD EITHER POSITIVE OR NEGATIVE RAMIFICATIONS ON THE PORTFOLIO?
A. With this type of fund, the stocks in the portfolio tend to trade as a group. Because of this, there usually isn't one stock which stands out above the rest. That being said, however one disappointment was the fund's position in Lehman Brothers Holdings.
Q. THE FUND'S LARGEST HOLDING SIX MONTHS AGO IS NO LONGER ON THE RADAR SCREEN. WHAT'S THE STORY THERE?
A. That's right. Dean Witter Discover, a credit card-related position, was reduced because credit card charges exploded and delinquencies were on the rise. I sold the stock before most of the bad news hit, somewhat minimizing the effect.
Q. DID YOU NOTICE ANY SIGNIFICANT TRENDS WITHIN THE INDUSTRY DURING THE
PERIOD?
A. One potentially negative development is the rapidly increasing popularity of electronic, or on-line, trading. Many investors are discovering that it can be cheaper to conduct transactions over vehicles such as the Internet than with the traditional, full-service brokers or the discount brokerage firms. If you can trade a stock electronically for $15, you're certainly not going to pay companies $100 to execute the trade in the more traditional manner. Of course, there are issues that need to be settled, particularly concerning the methods of execution and the level of confidentiality.
Q. THE BROKERAGE SECTOR KEEPS A VERY CLOSE EYE ON INTEREST RATES. WHAT WAS THE STORY THERE?
A. Interest rates increased the first half of the year, and stocks went up. This was different than what I had expected to see, but the amount of money coming into the market dwarfed the impact of the rise in rates.
Q. WHAT IS YOUR BASIC INVESTING STRATEGY?
A. I tend to focus on stocks that I feel are cheap on a price-to-book basis. My feeling is that stocks that fall into this category have limited downside. Because of the scarcity of names, the number of investing opportunities are very limited within the brokerage universe.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'd have to say it's a bit negative. The strong mutual fund inflow and positive performance it spawned has created an expectation level for brokerage stocks that could be difficult to meet. If interest rates are lowered and stocks get a bit cheaper, it would be a positive for the fund. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 068
TRADING SYMBOL: FSLBX
SIZE: as of August 31, 1996, more than
$40 million
MANAGER: Louis Salemy, since 1995;
manager, Fidelity Select Financial Services
Portfolio, since 1994; joined Fidelity in 1992
(checkmark)
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.6%
 SHARES VALUE (NOTE 1)
CREDIT & OTHER FINANCE - 2.2%
FINANCIAL SERVICES - 2.2%
Investors Financial Services Corp.   6,297 $ 142,465  46191510
Investors Financial Services Corp.
 Class A  1,210  18,453  46191520
Perpetual PLC  20,000  726,167  71499822
  887,085
INSURANCE - 2.8%
LIFE INSURANCE - 0.9%
Liberty Financial Companies, Inc.   12,000  366,000  53051210
PROPERTY-CASUALTY & REINSURANCE - 1.9%
Travelers, Inc. (The)  18,000  780,750  89419010
TOTAL INSURANCE   1,146,750
SECURITIES INDUSTRY - 79.6%
INVESTMENT ADVICE - 2.4%
Mutual Fund Co., Ltd. (For. Reg.)  27,600  226,900  65499B23
Trimark Financial Corp.   33,200  736,430  89621H10
  963,330
INVESTMENT MANAGERS - 5.4%
Eaton Vance Corp.   22,500  863,438  27826510
Franklin Resources, Inc.   8,900  529,550  35461310
Price (T. Rowe) Associates, Inc.   28,000  812,000  74147710
  2,204,988
SECURITY & COMMODITY BROKERS - 61.6%
Advest Group, Inc. (The) (a)  169,100  1,669,863  00756610
Alex Brown, Inc.   38,500  1,925,000  01390210
BHC Financial, Inc.   22,000  313,500  05544W10
Bear Stearns Companies, Inc.   86,583  2,023,878  07390210
Edwards (A.G.), Inc.   52,000  1,456,000  28176010
Fahnestock Viner Holdings, Inc. Class A  77,600  1,091,760  30292110
First Marathon Inc. Class A (non-vtg.)  33,100  349,567  32076L20
Jefferies Group, Inc.   51,800  1,566,950  47231810
Legg Mason, Inc.   56,700  1,722,263  52490110
McDonald & Co. Investments, Inc.   34,200  679,725  58004710
Merrill Lynch & Co., Inc.   21,900  1,341,375  59018810
Morgan Keegan, Inc.   91,950  1,149,375  61741010
Morgan Stanley Group, Inc.   40,000  1,910,000  61744610
Peregrine Investments Holdings Ltd.   843,000  1,188,322  71399492
Peregrine Investments Holdings Ltd.
 (warrants) (a)  84,300  13,737  71399497
Piper Jaffray, Inc.   32,600  387,125  72408110
Quick & Reilly Group, Inc. (The)  54,375  1,590,469  74837610
Raymond James Financial, Inc.   67,900  1,578,675  75473010
Schwab (Charles) Corp.  60,400  1,510,000  80851310
Southwest Securities Group, Inc.   60,000  705,000  84522410
Waterhouse Investor Services, Inc.   23,500  878,313  94154710
  25,050,897
SECURITY BROKERS & DEALERS - 10.2%
Inter-Regional Financial Group, Inc.   36,250  965,156  45835110
Lehman Brothers Holdings, Inc.   83,100  1,755,488  52490810
PaineWebber Group, Inc.   69,700  1,437,563  69562910
  4,158,207
TOTAL SECURITIES INDUSTRY   32,377,422
TOTAL COMMON STOCKS
 (Cost $30,194,097)   34,411,257
REPURCHASE AGREEMENTS - 15.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 6,269,655 $ 6,266,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $36,460,097)  $ 40,677,257
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $8,126,332 and $8,814,149, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,159 for the period (see
Note 5 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.2%
Canada   5.4
Hong Kong   3.0
United Kingdom   1.8
Thailand   0.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $36,558,784. Net unrealized appreciation aggregated $4,118,473, of which $5,374,140 related to appreciated investment securities and $1,255,667 related to depreciated investment securities. BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 40,677,257
securities, at
value (including
repurchase
agreements of
$6,266,000)
(cost
$36,460,097) -
See
accompanying
schedule

Cash                                      510

Receivable for                            103,016
fund shares sold

Dividends                                 30,527
receivable

Redemption fees                           1,077
receivable

Other receivables                         238

Prepaid expenses                          3,550

 TOTAL ASSETS                             40,816,175

LIABILITIES

Payable for fund             $ 687,263
shares
redeemed

Accrued                       20,576
management
fee

Other payables                56,091
and
accrued
expenses

 TOTAL LIABILITIES                        763,930

NET ASSETS                               $ 40,052,245

Net Assets
consist of:

Paid in capital                          $ 35,305,258

Undistributed net                         57,691
investment
income

Accumulated                               472,136
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            4,217,160
appreciation
(depreciation)
on investments

NET ASSETS, for                          $ 40,052,245
2,098,283
shares
outstanding

NET ASSET VALUE                           $19.09
and redemption
price per share
($40,052,245 (divided by)
2,098,283
shares)

Maximum offering                          $19.68
price per share
(100/97.00 of
$19.09)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                       $ 292,176
INCOME
Dividends

Interest                          127,284

 TOTAL INCOME                     419,460

EXPENSES

Management fee       $ 120,117

Transfer agent        192,092
fees

Accounting fees       30,099
and expenses

Non-interested        73
trustees'
compensation

Custodian fees        6,843
and expenses

Registration fees     3,550

Audit                 11,794

Legal                 131

Miscellaneous         309

 Total expenses       365,008
before
reductions

 Expense              (3,240      361,768
reductions           )

NET INVESTMENT                    57,692
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           669,417
securities

 Foreign              (116        669,301
currency             )
transactions

Change in net                     701,973
unrealized
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                   1,371,274

NET INCREASE                     $ 1,428,966
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 83,504
INFORMATION
Sales charges
paid to FDC

 Deferred sales                  $ 412
charges
withheld
 by FDC

 Exchange fees                   $ 15,315
withheld by FSC

 Expense                         $ 3,240
reductions
 Directed
brokerage
arrangements

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

 Net investment      $ 57,692       $ 166,720
income

 Net realized         669,301        5,390,883
gain (loss)

 Change in net        701,973        2,887,650
unrealized
appreciation
(depreciation)

 NET INCREASE         1,428,966      8,445,253
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (45,162        (62,341
shareholders         )              )
From net
investment
income

 From net             (903,245       (1,755,263
realized gain        )              )

 In excess of net     -              (564,639
realized gain                       )

 TOTAL                (948,407       (2,382,243
DISTRIBUTIONS        )              )

Share                 39,946,309     73,164,616
transactions
Net proceeds
from sales of
shares

 Reinvestment of      930,656        2,335,190
distributions

 Cost of shares       (39,782,012    (70,682,177
redeemed             )              )

 Paid in capital      95,061         155,181
portion of
redemption fees

 NET INCREASE         1,190,014      4,972,810
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               1,670,573      11,035,820
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         38,381,672     27,345,852
period

 End of period       $ 40,052,245   $ 38,381,672
(including
undistributed
net investment
income of
$57,691 and
$115,192,
respectively)

OTHER
INFORMATION
Shares

 Sold                 2,089,987      4,209,639

 Issued in            48,649         138,315
reinvestment of
distributions

 Redeemed             (2,116,618     (4,034,436
                     )              )

 Net increase         22,018         313,518
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 18.49      $ 15.51    $ 17.75     $ 14.22    $ 11.48    $ 9.28
beginning of
period

Income from
Investment
Operations

 Net investment        .03          .09        (.03)       (.02)      -          .02
income (loss)

 Net realized and      .94          4.29       (2.25)      4.95       2.65       1.96
unrealized gain
(loss)

 Total from            .97          4.38       (2.28)      4.93       2.65       1.98
investment
operations



Less Distributions

 From net              (.02)        (.04)      -           (.01)      -          (.01)
investment
income

 From net              (.40)        (1.09)     -           (1.47)     -          -
realized gain

 In excess of net      -            (.35)      -           -          -          -
realized gain

 Total                 (.42)        (1.48)     -           (1.48)     -          (.01)
distributions

Redemption fees        .05          .08        .04         .08        .09        .23
added to paid in
capital

Net asset value,      $ 19.09      $ 18.49    $ 15.51     $ 17.75    $ 14.22    $ 11.48
end of period

TOTAL RETURN B, C      5.51%        29.85%     (12.62)%    35.87%     23.87%     23.84%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 40,052     $ 38,382   $ 27,346    $ 59,810   $ 24,687   $ 17,915
period (000
omitted)

Ratio of expenses      1.82% A      1.64%      2.54%       1.79%      2.21% A    2.17%
to average net                     E          E
assets

Ratio of expenses      1.80% A,     1.61%      2.54%       1.77%      2.21% A    2.17%
to average net        F            F                      F
assets after
expense
reductions

Ratio of net           .29% A       .50%       (.20)%      (.14)%     .02% A     .16%
investment
income (loss) to
average net
assets

Portfolio turnover     46% A        166%       139%        295%       111% A     254%
rate

Average               $ .0462
commissions
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF
THE FUND'S EXPENSES, OR EXPENSES
WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT
THIS REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO
FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


FINANCIAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

FINANCIAL SERVICES        4.65%    21.76%   184.21%   216.74%

FINANCIAL SERVICES        1.51%    18.11%   175.68%   207.24%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

FINANCIAL SERVICES        21.76%   23.23%   12.22%

FINANCIAL SERVICES        18.11%   22.48%   11.88%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 160149 S00000000000001
             Financial Services          SP Standard & Poor 500
             00066                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8662.26                     9173.00
  1986/10/31       8854.64                     9702.28
  1986/11/30       8767.93                     9938.05
  1986/12/31       8551.17                     9684.63
  1987/01/31       9152.68                    10989.15
  1987/02/28       9759.61                    11423.22
  1987/03/31       9388.41                    11753.35
  1987/04/30       8797.74                    11648.74
  1987/05/31       8735.42                    11750.09
  1987/06/30       9057.85                    12343.47
  1987/07/31       9163.52                    12969.28
  1987/08/31       9694.58                    13453.04
  1987/09/30       9350.47                    13158.41
  1987/10/31       7234.36                    10324.09
  1987/11/30       6792.71                     9473.39
  1987/12/31       7136.88                    10194.31
  1988/01/31       7674.25                    10623.49
  1988/02/29       7929.87                    11118.55
  1988/03/31       7793.34                    10774.98
  1988/04/30       7656.82                    10894.59
  1988/05/31       7732.35                    10989.37
  1988/06/30       8208.72                    11493.78
  1988/07/31       8153.53                    11450.10
  1988/08/31       8130.29                    11060.80
  1988/09/30       8467.24                    11531.99
  1988/10/31       8490.48                    11852.58
  1988/11/30       8139.01                    11683.09
  1988/12/31       7994.33                    11887.54
  1989/01/31       8404.06                    12757.71
  1989/02/28       8386.12                    12440.04
  1989/03/31       8999.23                    12729.90
  1989/04/30       9163.72                    13390.58
  1989/05/31       9737.95                    13932.90
  1989/06/30       9670.09                    13853.48
  1989/07/31      10444.06                    15104.45
  1989/08/31      10739.20                    15400.50
  1989/09/30      10962.05                    15337.35
  1989/10/31       9917.04                    14981.53
  1989/11/30       9781.52                    15287.15
  1989/12/31       9540.63                    15654.04
  1990/01/31       8735.19                    14603.66
  1990/02/28       9051.28                    14792.04
  1990/03/31       8911.47                    15184.03
  1990/04/30       8595.38                    14804.43
  1990/05/31       9352.18                    16247.86
  1990/06/30       9090.80                    16137.38
  1990/07/31       8507.23                    16085.74
  1990/08/31       7489.04                    14631.59
  1990/09/30       6373.59                    13919.03
  1990/10/31       5817.38                    13859.18
  1990/11/30       6638.01                    14754.48
  1990/12/31       7219.40                    15166.13
  1991/01/31       7875.43                    15827.37
  1991/02/28       8780.19                    16959.03
  1991/03/31       9199.92                    17369.44
  1991/04/30       9498.40                    17411.13
  1991/05/31      10225.93                    18163.29
  1991/06/30       9395.79                    17331.41
  1991/07/31      10138.88                    18139.05
  1991/08/31      10810.45                    18568.95
  1991/09/30      10745.16                    18258.85
  1991/10/31      10981.45                    18503.51
  1991/11/30      10166.86                    17757.82
  1991/12/31      11668.61                    19789.32
  1992/01/31      12249.84                    19421.24
  1992/02/29      13129.54                    19673.71
  1992/03/31      12834.21                    19290.07
  1992/04/30      13327.47                    19857.20
  1992/05/31      13899.28                    19954.50
  1992/06/30      14219.10                    19657.18
  1992/07/31      14625.72                    20461.16
  1992/08/31      13786.86                    20041.71
  1992/09/30      14215.90                    20278.20
  1992/10/31      14779.41                    20349.17
  1992/11/30      15890.43                    21043.08
  1992/12/31      16665.12                    21301.91
  1993/01/31      17716.28                    21480.84
  1993/02/28      18187.26                    21772.98
  1993/03/31      19139.46                    22232.39
  1993/04/30      18223.20                    21694.37
  1993/05/31      18230.11                    22275.78
  1993/06/30      18910.67                    22340.38
  1993/07/31      19418.50                    22251.02
  1993/08/31      20023.06                    23094.33
  1993/09/30      20485.98                    22916.50
  1993/10/31      19936.69                    23390.88
  1993/11/30      19048.85                    23168.66
  1993/12/31      19590.57                    23449.00
  1994/01/31      20920.48                    24246.27
  1994/02/28      20161.09                    23589.20
  1994/03/31      19240.39                    22560.71
  1994/04/30      19971.02                    22849.48
  1994/05/31      20823.47                    23224.22
  1994/06/30      20331.82                    22655.22
  1994/07/31      21041.53                    23398.31
  1994/08/31      21779.00                    24357.64
  1994/09/30      20137.54                    23760.88
  1994/10/31      20030.49                    24295.50
  1994/11/30      18761.74                    23410.66
  1994/12/31      18876.01                    23757.84
  1995/01/31      19852.20                    24373.88
  1995/02/28      21112.94                    25323.73
  1995/03/31      21485.03                    26071.03
  1995/04/30      22159.17                    26838.83
  1995/05/31      23389.27                    27911.57
  1995/06/30      23498.70                    28559.96
  1995/07/31      24286.66                    29507.01
  1995/08/31      25232.22                    29581.07
  1995/09/30      26672.43                    30829.39
  1995/10/31      25989.53                    30719.33
  1995/11/30      27740.55                    32067.91
  1995/12/31      27811.95                    32685.54
  1996/01/31      29112.28                    33798.15
  1996/02/29      29358.05                    34111.46
  1996/03/31      29706.59                    34439.95
  1996/04/30      29376.90                    34947.60
  1996/05/31      30059.55                    35848.90
  1996/06/30      30499.38                    35985.48
  1996/07/31      29835.05                    34395.64
  1996/08/30      30723.87                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 160154 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Financial Services Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $30,724 - a 207.24% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Allstate Corp.                          5.7

Bank of New York Co., Inc.              5.6

Federal National Mortgage Association   5.4

Household International, Inc.           4.9

Associates First Capital Corp.          4.6

American Express Co.                    4.6

Beneficial Corp.                        4.6

Fleet Financial Group, Inc.             4.3

Citicorp                                4.3

Alex Brown, Inc.                        4.2

TOP INDUSTRIES AS OF AUGUST 31, 1996
National Commercial Banks 27.3%
Personal Credit Institutions 14.1%
Property-Casualty &
Reinsurance 11.3%
Federal & Federally Sponsored
Credit Agencies 10.3%
Financial Services 6.1%
All Others 30.9% *
Row: 1, Col: 1, Value: 31.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 10.3
Row: 1, Col: 4, Value: 11.3
Row: 1, Col: 5, Value: 14.1
Row: 1, Col: 6, Value: 27.3
* INCLUDES SHORT-TERM INVESTMENTS
FINANCIAL SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Louis Salemy,
Portfolio Manager of
Fidelity Select Financial
Services Portfolio
Q. LOUIS, HOW HAS THE FUND PERFORMED?
A. All things considered, pretty well. For the six months ended August 31, 1996, the fund compiled a return of 4.65%, while the Standard & Poor's 500 Index had a return of 2.96%. For the one-year period ended August 31, 1996, the fund posted a return of 21.76%, while the S&P 500 had a return of 18.73%.
Q. HOW WOULD YOU CHARACTERIZE THE OVERALL INVESTING ENVIRONMENT DURING THE
PERIOD?
A. From March through the beginning of July, the markets went through a pretty rough time. Investors were concerned that the Federal Reserve Board was going to raise interest rates, and this made for a stagnant atmosphere. Things began to turn around, though, when the government released the unemployment figures issued in July. The market had anticipated the figures to be much worse than they actually were and, accordingly, had already begun discounting bond prices. This sent the bond market off on a nice rally and resulted in positive gains within the financial services sector.
Q. MERGERS AND ACQUISITIONS ARE TYPICALLY STRONG DRIVERS OF PERFORMANCE IN THIS SECTOR. WERE THERE ANY SIGNIFICANT DEVELOPMENTS IN THIS AREA?
A. It was an extremely quiet period in terms of mergers and acquisitions, especially with the bank-related stocks. There were some minor transactions in the insurance area, but these involved mostly small-cap stocks that didn't have much of an impact on the fund. I think this lack of activity can be traced to a couple of factors. First, a number of the "target" stocks - those believed to be ripe for a takeover - were trading at expensive levels, and no one wanted to pay those prices. Second, some of the institutions that wanted to expand had their hands full with other management issues.
Q. DID "MONEY-CENTER" BANKS CONTINUE TO BE POSITIVE CONTRIBUTORS?
A. Money-center bank stocks turned in a stronger performance than the regional banks during the period. Money-center banks - larger banks situated in the major financial centers of the world - tend to have a broad domestic and/or international focus. Regional banks, on the other hand, focus on a particular region of the country. Stocks such as Citicorp and Bank of New York were positive contributors to the fund.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO COMPANIES IN THE INSURANCE AND CREDIT CARD SECTORS?
A. In the insurance field, Allstate continued to be my biggest holding. I've felt that Allstate's business is going to become more stable over time and returns may increase. With credit card-related stocks, we've seen consumer debt rise dramatically over the last six months. As a result, I've reduced my holdings in these types of companies.
Q. WHAT MAKES A PARTICULAR STOCK APPEALING TO YOU?
A. The first thing I look at is whether returns have been on the upswing over the past year. If returns have been increasing, I'll give the stock every consideration. I also consider valuations to be pivotal and focus on price-to-book values. If the numbers seem out of whack, I'll stay away. If they look good, it's a potential buy.
Q. DOES THE "CHEMISTRY" OF THE FUND COME INTO PLAY WHEN MAKING AN INVESTMENT DECISION?
A. Not too much. The mix of the fund is really a residual of my stockpicking. I won't choose a stock solely because it's in a certain sector, nor will I avoid a stock for the same reason.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. The financial services sector has been on a roll over the past year or so. This leads me to believe that we may see some kind of correction within the sector. If the Fed decides to raise rates, the investing environment could be tougher.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 10, 1981
FUND NUMBER: 066
TRADING SYMBOL: FIDSX
SIZE: as of August 31, 1996, more than
$254 million
MANAGER: Louis Salemy, since 1994;
manager, Fidelity Select Brokerage and
Investment Management Portfolio, since
1995; joined Fidelity in 1992
(checkmark)
FINANCIAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.1%
 SHARES VALUE (NOTE 1)
BANKS - 27.3%
NATIONAL COMMERCIAL BANKS - 27.3%
Bank of New York Co., Inc.   521,468 $ 14,535,919  06405710
Citicorp  135,000  11,238,750  17303410
Comerica, Inc.   109,445  5,335,444  20034010
First Bank System, Inc.   87,400  5,615,450  31927910
First Union Corp.   1  64  33735810
Fleet Financial Group, Inc.   269,367  11,246,072  33891510
Mercantile Bancorp., Inc.   22,050  1,077,694  58734210
National City Corp.   200,000  7,525,000  63540510
Norwest Corp.   232,900  8,762,863  66938010
Republic New York Corp.   3,000  198,375  76071910
Wells Fargo & Co.   10,000  2,487,500  94974010
Zions Bancorp.  33,000  2,846,250  98970110
  70,869,381
COMPUTER SERVICES & SOFTWARE - 1.2%
DATA PROCESSING - 1.2%
First Data Corp.   39,647  3,092,466  31996310
CREDIT & OTHER FINANCE - 20.2%
FINANCIAL SERVICES - 6.1%
American Express Co.   273,000  11,943,750  02581610
Equitable Companies, Inc.   44,200  1,088,425  29444G10
First USA, Inc.   50,000  2,650,000  33743H10
  15,682,175
PERSONAL CREDIT INSTITUTIONS - 14.1%
Associates First Capital Corp.   304,000  12,008,000  04600810
Beneficial Corp.   211,800  11,940,225  08172110
Household International, Inc.   159,300  12,624,525  44181510
Mercury Finance Co.   5,800  67,425  58939510
  36,640,175
TOTAL CREDIT & OTHER FINANCE   52,322,350
FEDERAL SPONSORED CREDIT - 10.3%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 10.3%
Federal Home Loan Mortgage
 Corporation  122,400  10,817,100  31340030
Federal National Mortgage
 Association  452,400  14,024,400  31358610
Student Loan Marketing Association  26,000  1,914,250  86387150
  26,755,750
INSURANCE - 17.1%
INSURANCE BROKERS & SERVICES - 4.6%
Alexander & Alexander Services, Inc.   250,000  3,937,500  01447610
ITT Hartford Group, Inc.   150,000  7,912,500  45068H10
  11,850,000
LIFE INSURANCE - 1.2%
Providian Corp.   21,800  901,975  74406110
Torchmark Corp.   55,000  2,337,500  89102710
Transport Holdings, Inc. Class A (a)  248  12,152  89385510
  3,251,627
PROPERTY-CASUALTY & REINSURANCE - 11.3%
Allstate Corp.   332,900  14,855,663  02000210
Chubb Corp. (The)  31,200  1,384,500  17123210
General Re Corp.   70,000  10,141,250  37056310
NAC Re Corp.   75,000  2,831,250  62890710
  29,212,663
TOTAL INSURANCE   44,314,290

 SHARES VALUE (NOTE 1)
SAVINGS & LOANS - 0.6%
SAVINGS BANKS & SAVINGS & LOANS - 0.6%
Standard Federal Bancorp., Inc.   39,300 $ 1,645,688  85338610
SECURITIES INDUSTRY - 6.4%
SECURITY & COMMODITY BROKERS - 4.2%
Alex Brown, Inc.   217,000  10,850,000  01390210
SECURITY BROKERS & DEALERS - 2.2%
Lehman Brothers Holdings, Inc.   274,000  5,788,250  52490810
TOTAL SECURITIES INDUSTRY   16,638,250
TOTAL COMMON STOCKS
 (Cost $181,544,976)   215,638,175
REPURCHASE AGREEMENTS - 16.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 43,830,553  43,805,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $225,349,976)  $ 259,443,175
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $70,798,321 and $96,536,292, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,607 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $225,675,310. Net unrealized appreciation aggregated $33,767,865, of which $37,978,596 related to appreciated investment securities and $4,210,731 related to depreciated investment securities. FINANCIAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 259,443,175
securities, at
value (including
repurchase
agreements of
$43,805,000)
(cost
$225,349,976)
- See
accompanying
schedule

Cash                                         565

Receivable for                               585,824
fund shares sold

Dividends                                    500,026
receivable

Redemption fees                              1,052
receivable

Other receivables                            4,825

Prepaid expenses                             11,890

 TOTAL ASSETS                                260,547,357

LIABILITIES

Payable for                   $ 3,781,967
investments
purchased

Payable for fund               2,163,271
shares
redeemed

Accrued                        124,661
management
fee

Other payables                 207,824
and
accrued
expenses

 TOTAL LIABILITIES                           6,277,723

NET ASSETS                                  $ 254,269,634

Net Assets
consist of:

Paid in capital                             $ 206,727,757

Undistributed net                            1,417,166
investment
income

Accumulated                                  12,031,512
undistributed net
realized gain
(loss) on
investments

Net unrealized                               34,093,199
appreciation
(depreciation)
on investments

NET ASSETS, for                             $ 254,269,634
3,791,451
shares
outstanding

NET ASSET VALUE                              $67.06
and redemption
price per share
($254,269,634 (divided by)
3,791,451
shares)

Maximum offering                             $69.13
price per share
(100/97.00 of
$67.06)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                        $ 2,548,452
INCOME
Dividends

Interest                           609,072

 TOTAL INCOME                      3,157,524

EXPENSES

Management fee       $ 710,805

Transfer agent        872,869
fees

Accounting fees       117,982
and expenses

Non-interested        446
trustees'
compensation

Custodian fees        6,529
and expenses

Registration fees     11,890

Audit                 22,049

Legal                 1,057

Miscellaneous         1,453

 Total expenses       1,745,080
before
reductions

 Expense              (11,991      1,733,089
reductions           )

NET INVESTMENT                     1,424,435
INCOME

REALIZED AND                       12,798,030
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on
investment
securities

Change in net                      (7,293,636
unrealized                        )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                    5,504,394

NET INCREASE                      $ 6,928,829
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 331,569
INFORMATION
Sales charges
paid to FDC

 Deferred sales                   $ 4,291
charges
withheld
 by FDC

 Exchange fees                    $ 53,535
withheld by FSC

 Expense                          $ 11,912
reductions
 Directed
brokerage
arrangements

  Custodian                        58
interest credits

  Transfer agent                   21
interest credits

                                  $ 11,991

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 1,424,435     $ 3,488,580
Net investment
income

 Net realized        12,798,030      13,966,548
gain (loss)

 Change in net       (7,293,636      35,177,894
unrealized          )
appreciation
(depreciation)

 NET INCREASE        6,928,829       52,633,022
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,000,873      (1,512,445
shareholders        )               )
From net
investment
income

 From net            (5,428,808      (3,719,914
realized gain       )               )

 TOTAL               (6,429,681      (5,232,359
DISTRIBUTIONS       )               )

Share                131,603,618     434,251,303
transactions
Net proceeds
from sales of
shares

 Reinvestment of     6,322,372       5,143,919
distributions

 Cost of shares      (154,907,276    (369,962,899
redeemed            )               )

 Paid in capital     285,389         544,495
portion of
redemption fees

 NET INCREASE        (16,695,897     69,976,818
(DECREASE) IN       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (16,196,749     117,377,481
INCREASE            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        270,466,383     153,088,902
period

 End of period      $ 254,269,634   $ 270,466,383
(including
undistributed
net investment
income of
$1,417,166
and
$1,976,083,
respectively)

OTHER
INFORMATION
Shares

 Sold                1,976,334       7,271,619

 Issued in           95,779          83,493
reinvestment of
distributions

 Redeemed            (2,397,476      (6,412,630
                    )               )

 Net increase        (325,363)       942,482
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 65.70      $ 48.23     $ 51.24     $ 53.29     $ 42.42     $ 30.55
beginning of
period

Income from
Investment
Operations

 Net investment        .40          1.03        .76         .29         .33         .54
income

 Net realized and      2.55         17.56       .87         5.02        14.30       11.35
unrealized gain
(loss)

 Total from            2.95         18.59       1.63        5.31        14.63       11.89
investment
operations



Less Distributions

 From net              (.26)        (.37)       (.79)       (.20)       (.51)       (.35)
investment
income

 From net              (1.41)       (.91)       (3.93)      (7.32)      (3.38)      -
realized gain

 Total                 (1.67)       (1.28)      (4.72)      (7.52)      (3.89)      (.35)
distributions

Redemption fees        .08          .16         .08         .16         .13         .33
added to paid in
capital

Net asset value,      $ 67.06      $ 65.70     $ 48.23     $ 51.24     $ 53.29     $ 42.42
end of period

TOTAL RETURN B, C      4.65%        39.05%      4.72%       10.85%      36.46%      40.31%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 254,270    $ 270,466   $ 153,089   $ 116,195   $ 214,612   $ 91,700
period (000
omitted)

Ratio of expenses      1.47% A      1.42%       1.56%       1.64%       1.54% A     1.85%
to average net
assets

Ratio of expenses      1.46% A,     1.41%       1.54%       1.63%       1.54% A     1.85%
to average net        E            E           E           E
assets after
expense
reductions

Ratio of net           1.20% A      1.78%       1.52%       .53%        .86% A      1.49%
investment
income to
average net
assets

Portfolio turnover     65% A        125%        107%        93%         100% A      164%
rate

Average               $ .0443
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


HOME FINANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

HOME FINANCE              9.89%    23.20%   293.94%   465.78%

HOME FINANCE              6.59%    19.50%   282.12%   448.80%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

HOME FINANCE              23.20%   31.55%   18.92%

HOME FINANCE              19.50%   30.75%   18.56%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960916 090330 S00000000000001
             Home Finance                SP Standard & Poor 500
             00098                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8541.90                     9173.00
  1986/10/31       8857.74                     9702.28
  1986/11/30       9019.18                     9938.05
  1986/12/31       9040.23                     9684.63
  1987/01/31      10436.98                    10989.15
  1987/02/28      11419.61                    11423.22
  1987/03/31      10738.78                    11753.35
  1987/04/30      10135.17                    11648.74
  1987/05/31       9784.23                    11750.09
  1987/06/30       9966.71                    12343.47
  1987/07/31       9931.62                    12969.28
  1987/08/31      10830.03                    13453.04
  1987/09/30      10135.17                    13158.41
  1987/10/31       8162.88                    10324.09
  1987/11/30       7496.09                     9473.39
  1987/12/31       8321.86                    10194.31
  1988/01/31       9325.50                    10623.49
  1988/02/29       9064.13                    11118.55
  1988/03/31       8813.22                    10774.98
  1988/04/30       8959.59                    10894.59
  1988/05/31       8949.13                    10989.37
  1988/06/30       9513.68                    11493.78
  1988/07/31       9680.96                    11450.10
  1988/08/31       9440.50                    11060.80
  1988/09/30       9921.41                    11531.99
  1988/10/31      10203.69                    11852.58
  1988/11/30       9691.41                    11683.09
  1988/12/31       9861.06                    11887.54
  1989/01/31      10688.12                    12757.71
  1989/02/28      10921.39                    12440.04
  1989/03/31      10974.41                    12729.90
  1989/04/30      11536.38                    13390.58
  1989/05/31      12034.74                    13932.90
  1989/06/30      12276.98                    13853.48
  1989/07/31      12704.75                    15104.45
  1989/08/31      13485.43                    15400.50
  1989/09/30      13988.05                    15337.35
  1989/10/31      12244.89                    14981.53
  1989/11/30      11849.21                    15287.15
  1989/12/31      10780.74                    15654.04
  1990/01/31       9887.00                    14603.66
  1990/02/28      10255.67                    14792.04
  1990/03/31      10278.01                    15184.03
  1990/04/30      10032.23                    14804.43
  1990/05/31      10981.83                    16247.86
  1990/06/30      10870.11                    16137.38
  1990/07/31       9931.69                    16085.74
  1990/08/31       8926.23                    14631.59
  1990/09/30       8155.38                    13919.03
  1990/10/31       7540.93                    13859.18
  1990/11/30       8356.47                    14754.48
  1990/12/31       9154.68                    15166.13
  1991/01/31      10030.34                    15827.37
  1991/02/28      11395.01                    16959.03
  1991/03/31      11918.14                    17369.44
  1991/04/30      12327.54                    17411.13
  1991/05/31      12839.29                    18163.29
  1991/06/30      12122.84                    17331.41
  1991/07/31      13419.28                    18139.05
  1991/08/31      13931.03                    18568.95
  1991/09/30      13817.31                    18258.85
  1991/10/31      13578.49                    18503.51
  1991/11/30      12953.02                    17757.82
  1991/12/31      15069.12                    19789.32
  1992/01/31      16554.15                    19421.24
  1992/02/29      17636.28                    19673.71
  1992/03/31      17336.97                    19290.07
  1992/04/30      17705.35                    19857.20
  1992/05/31      19455.16                    19954.50
  1992/06/30      19479.53                    19657.18
  1992/07/31      20437.35                    20461.16
  1992/08/31      19329.51                    20041.71
  1992/09/30      19641.09                    20278.20
  1992/10/31      20010.37                    20349.17
  1992/11/30      22064.49                    21043.08
  1992/12/31      23787.01                    21301.91
  1993/01/31      25493.60                    21480.84
  1993/02/28      25926.09                    21772.98
  1993/03/31      26849.52                    22232.39
  1993/04/30      25395.22                    21694.37
  1993/05/31      24960.61                    22275.78
  1993/06/30      25583.16                    22340.38
  1993/07/31      27227.63                    22251.02
  1993/08/31      28660.66                    23094.33
  1993/09/30      30493.06                    22916.50
  1993/10/31      30727.98                    23390.88
  1993/11/30      29353.68                    23168.66
  1993/12/31      30279.67                    23449.00
  1994/01/31      31605.34                    24246.27
  1994/02/28      31010.64                    23589.20
  1994/03/31      30428.34                    22560.71
  1994/04/30      31604.80                    22849.48
  1994/05/31      33554.11                    23224.22
  1994/06/30      34112.91                    22655.22
  1994/07/31      34866.64                    23398.31
  1994/08/31      35997.24                    24357.64
  1994/09/30      34762.68                    23760.88
  1994/10/31      32683.41                    24295.50
  1994/11/30      30994.01                    23410.66
  1994/12/31      31091.50                    23757.84
  1995/01/31      32461.68                    24373.88
  1995/02/28      34866.79                    25323.73
  1995/03/31      34808.48                    26071.03
  1995/04/30      36630.54                    26838.83
  1995/05/31      38802.42                    27911.57
  1995/06/30      39210.56                    28559.96
  1995/07/31      40784.81                    29507.01
  1995/08/31      44545.53                    29581.07
  1995/09/30      45478.42                    30829.39
  1995/10/31      44647.56                    30719.33
  1995/11/30      47110.98                    32067.91
  1995/12/31      47722.77                    32685.54
  1996/01/31      49027.57                    33798.15
  1996/02/29      49942.43                    34111.46
  1996/03/31      51082.26                    34439.95
  1996/04/30      50430.08                    34947.60
  1996/05/31      51554.17                    35848.90
  1996/06/30      51785.15                    35985.48
  1996/07/31      52709.06                    34395.64
  1996/08/30      54880.25                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960916 090336 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Home Finance Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $54,880 - a 448.80% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Chase Manhattan Corp.                   3.4

Standard Federal Bancorp., Inc.         3.2

Charter One Financial Corp.             3.1

Bank of New York Co., Inc.              2.9

NationsBank Corp.                       2.7

BankAmerica Corp.                       2.4

Bank of Boston Corp.                    2.3

Federal National Mortgage Association   2.3

Astoria Financial Corp.                 2.2

North Side Savings Bank                 2.2

TOP INDUSTRIES AS OF AUGUST 31, 1996
National Commercial Banks 27.2%
Savings Banks &
Savings & Loans 22.2%
Savings Banks,
Federal Charter 9.7%
Federal and Federally
Sponsored Credit Agencies 3.8%
Savings Banks,
no Federal Charter 3.3%
All Others 33.8% *
Row: 1, Col: 1, Value: 33.8
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 3.8
Row: 1, Col: 4, Value: 9.6
Row: 1, Col: 5, Value: 22.2
Row: 1, Col: 6, Value: 27.3
* INCLUDES SHORT-TERM INVESTMENTS
HOME FINANCE PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective October 1, 1996, after the period ended, Bill Rubin (right) became Portfolio Manager of Fidelity Select Home Finance Portfolio. The following is an interview with David Ellison, who managed the fund during the period covered by the report, and Bill Rubin, who discusses his investment style and outlook.
Q. DAVID, HOW DID THE FUND PERFORM?
A. It has done well. For the six months ended August 31, 1996, the fund posted a total return of 9.89%. That topped the Standard & Poor's 500 Index, which returned 2.96% over the same period. For the 12-month period ended August 31, 1996, the fund returned 23.20% compared to 18.73% for the S&P 500.
Q. WHAT FACTORS DROVE THE FUND'S PERFORMANCE?
A. A combination of sound market fundamentals and a better-than-expected investing environment as a whole helped. Short-term interest rates didn't climb as some had feared, earnings came through strongly, credit quality didn't suffer, and we saw a continuation in the home finance sector of mergers/acquisitions and stock buybacks. These factors combined to create a favorable atmosphere.
Q. DID YOU FOLLOW ANY SPECIFIC STRATEGIES IN TERMS OF PORTFOLIO STRUCTURE?
A. I typically try to keep the number of different stocks within the portfolio to approximately 100. Over the past year, I've steadily added to the number of regional banks I own as they have performed well. I also continued to scrutinize stocks that I felt had cheap valuations relative to the financial arena.
Q. WERE THERE ANY REGULATORY DEVELOPMENTS - EITHER PLACED IN EFFECT OR PENDING - THAT HAD RAMIFICATIONS ON THE HOME FINANCE SECTOR?
A. Yes. Legislation passed that eliminated the possibility of taxes on pre-1988 bad debt reserves, but this had a minimal impact within the industry. Two pending developments, however, affected the sector during the period and will do so going forward. The first involves the Bank Insurance Fund/Savings Association Insurance Fund resolution. Under the proposed merger of these two entities, thrifts will take a one-time charge in order to get their insurance premiums down to what Bank Insurance Fund members are paying. This consolidation will be favorable to earnings. Another significant development is the likelihood of banks being able to offer insurance to their customers. Once this happens, you'll be able to go to the bank or thrift for your car loan and get insurance coverage for the car at the same time. This will change the channels of insurance distribution and should have a positive effect on the sector.
Q. YOU MENTIONED MERGERS AND ACQUISITIONS EARLIER. WHY DO HOME FINANCE INVESTORS LOOK UPON THESE TRANSACTIONS SO FAVORABLY?
A. It's basically a win-win situation. The selling institution receives a premium compared to its current market price, and the acquiring institution can reap future operational, market and financial benefits. There's good news to be had on both ends.
Q. TURNING TO YOU, BILL, WHAT'S YOUR STRATEGY WITH RESPECT TO INTEREST
RATES?
A. Following rates is important on an absolute basis, but I don't make any moves based solely on interest rates. Unless rates rise quickly and substantially, thrifts should be able to react in time to avoid any significant earnings problems. I'll focus on companies' internal operating strategies, execution, and outlook.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. Earnings have been good, and I'm anticipating that this will continue in the third and fourth quarters. The stocks that will perform best will be those that produce earnings greater than expected, make logical acquisitions that will boost earnings, and/or get acquired themselves. Excess capital should continue to be re-deployed into stock buybacks, higher dividends, and additional acquisitions. Credit quality and non-performing assets should also continue to improve. If the Federal Reserve Board lowers interest rates, I think the initial reaction will be positive. If rates go up, the market's initial reaction could be negative. A gradual increase, though, could allow thrifts to increase interest spreads.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 098
TRADING SYMBOL: FSVLX
SIZE: as of August 31, 1996, more than
$752 million
MANAGER: Bill Rubin, since October 1996;
manager, Fidelity Select Defense and
Aerospace Portfolio, since 1994; equity
analyst, savings & loans, aerospace,
defense electronics, cable equipment and electronic connectors industries, since 1994;
joined Fidelity in 1994
(checkmark)
HOME FINANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.0%
 SHARES VALUE (NOTE 1)
BANKS - 29.5%
NATIONAL COMMERCIAL BANKS - 27.2%
Ambanc Holding, Inc. (a)  187,700 $ 1,853,530  02316110
Bank of Boston Corp.   331,659  17,495,013  06071610
Bank of New York Co., Inc.   804,000  22,411,500  06405710
Bank of New York Co., Inc.
 (warrants) (a)  32,500  1,616,875  06405711
BankAmerica Corp.   240,000  18,600,000  06605010
Chase Manhattan Corp.   350,000  26,031,250  16161A10
Citicorp  60,000  4,995,000  17303410
Comerica, Inc.   65,000  3,168,750  20034010
CoreStates Financial Corp.   100,000  4,137,500  21869510
First Bank System, Inc.   35,000  2,248,750  31927910
First Savings Bank of Washington
 Bancorp, Inc.   70,000  1,198,750  33620W10
First Tennessee National Corp.   45,000  1,535,625  33716210
First Union Corp.   155,974  9,962,839  33735810
Fleet Financial Group, Inc.   150,000  6,262,500  33891510
KeyCorp.   75,000  3,009,375  49326710
Mellon Bank Corp.   80,000  4,430,000  58550910
National City Corp.   39,200  1,474,900  63540510
NationsBank Corp.   240,000  20,430,000  63858510
PNC Financial Corp.   125,000  3,906,250  69347510
Peoples Heritage Financial Group, Inc.   454,800  10,005,600  71114710
Republic New York Corp.   240,000  15,870,000  76071910
TF Financial Corp.   100,000  1,450,000  87239110
Union Planters Corp.   205,000  6,739,375  90806810
UnionBanCal Corp.   249,000  12,014,250  90890610
Wachovia Corp.   95,000  4,346,250  92977110
Wells Fargo & Co.   12,000  2,985,000  94974010
  208,178,882
STATE BANKS FEDERAL RESERVE - 2.3%
Crestar Financial Corp.   45,000  2,615,625  22609110
Dime Community Bancorp, Inc. (a)  550,000  7,356,250  25392210
R&G Financial Corp Class B  50,000  887,500  74913610
SouthTrust Corp.   40,000  1,180,000  84473010
T R Financial Corp.   185,000  5,249,375  87263010
  17,288,750
TOTAL BANKS   225,467,632
COMPUTER SERVICES & SOFTWARE - 0.1%
CAD/CAM/CAE - 0.1%
Ultradata Corp. (a)  91,000  602,875  90388N10
CREDIT & OTHER FINANCE - 6.6%
BANK HOLDING COMPANY OFFICES - 2.1%
Greenpoint Financial Corp.   410,000  14,606,250  39538410
Little Falls Bancorp, Inc.   135,000  1,451,250  53710110
  16,057,500
FINANCIAL SERVICES - 2.0%
First Chicago NBD Corp.   331,500  14,130,188  31945A10
RCSB Financial, Inc.   30,000  806,250  74937110
  14,936,438
LOAN BROKERS - 0.3%
Imperial Thrift & Loan Association (a) 158,000 2,152,750 45310510 MORTGAGE BANKERS - 1.5%
First Alliance Mortgage Co. (a)  5,000  123,750  31793610
Imperial Credit Mortgage Holdings, Inc.   36,000  639,000  45292210
North American Mortgage Co.   70,000  1,198,750  65703710
PFF Bancorp, Inc. (a)  830,000  9,545,000  69331W10
  11,506,500

 SHARES VALUE (NOTE 1)
PERSONAL CREDIT INSTITUTIONS - 0.7%
Beneficial Corp.   100,000 $ 5,637,500  08172110
TOTAL CREDIT & OTHER FINANCE   50,290,688
FEDERAL SPONSORED CREDIT - 3.8%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 3.8%
Federal Home Loan Mortgage
 Corporation  90,000  7,953,750  31340030
Federal National Mortgage Association 560,000 17,360,000 31358610 Student Loan Marketing Association 53,700 3,953,663 86387150
  29,267,413
INSURANCE - 0.9%
INSURANCE BROKERS & SERVICES - 0.2%
Fidelity National Financial, Inc.   72,500  1,096,563  31632610
Stewart Information Services Corp.   12,900  267,675  86037210
  1,364,238
PROPERTY-CASUALTY & REINSURANCE - 0.4%
PMI Group, Inc.   59,300  2,898,288  69344M10
SURETY INSURANCE - 0.3%
CMAC Investments  41,600  2,600,000  12566210
TOTAL INSURANCE   6,862,526
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Capstead Mortgage Corp.   578,865  12,083,807  14067E10
Thornburg Mortgage Asset Corp.   162,000  2,652,750  88521810
  14,736,557
SAVINGS & LOANS - 35.2%
SAVINGS BANKS & SAVINGS & LOANS - 22.2%
Astoria Financial Corp.   633,000  16,972,313  04626510
Bankers Corp.   79,500  1,530,375  06612010
Bay View Capital, Inc.   66,298  2,453,026  07262L10
BostonFed Bancorp, Inc.   79,700  1,006,213  10117810
Cameron Financial Corp.   110,000  1,567,500  13342510
Charter One Financial Corp.   620,000  23,598,750  16090310
Collective Bancorp., Inc.   531,290  13,946,363  19390110
Commercial Federal Corp.   210,600  8,213,400  20164710
Eagle Financial Corp.   10,000  242,500  26951310
First Bell Bancorp, Inc.   267,400  3,676,750  31930110
First Federal Savings & Loan Association   118,400  2,368,000  31994410
First Financial Corp. of Wisconsin  295,000  7,006,250  32022710
FirstFed Financial Corp. (a)  291,400  5,354,475  33790710
GA Financial, Inc. (a)  274,700  3,262,063  36143710
Glendale Federal Bank FSB (a)  379,600  6,737,900  37850750
Golden West Financial Corp.   120,000  6,660,000  38131710
Great Western Financial Corp.   561,273  13,891,507  39144210
North Side Savings Bank (b)  361,200  16,795,800  66248810
Pamrapo Bancorp, Inc.   35,000  686,875  69773810
Sovereign Bancorp., Inc.   100,000  1,068,750  84590510
Standard Federal Bancorp., Inc.   591,300  24,760,688  85338610
Statewide Financial Corp.   195,000  2,461,875  85791410
Webster Financial Corp.  158,600  5,114,850  94789010
  169,376,223
SAVINGS BANKS, NO FEDERAL CHARTER - 3.3%
Acadiana Bancshares, Inc. (a)  163,300  2,163,725  00428010
Avondale Financial Corp. (a)(b)  272,300  3,846,238  05434110
Dime Financial Corp. (a)  270,300  4,189,650  25432H10
First Mutual Bancorp., Inc.   67,500  869,063  32094110
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SAVINGS & LOANS - CONTINUED
SAVINGS BANKS, NO FEDERAL CHARTER - CONTINUED
Ocean Financial Corp. (a)  395,000 $ 8,986,250  67490410
People's Bancshares, Inc.   87,500  896,875  70979510
SIS Bancorp., Inc. (a)  60,000  1,290,000  78427E10
Walden Bancorp., Inc.   109,600  3,096,200  93119210
  25,338,001
SAVINGS BANKS, FEDERAL CHARTER - 9.7%
Affiliated Community Bancorp., Inc.   90,000  1,912,500  00818810
Ahmanson (H.F.) & Co.   120,000  3,030,000  00867710
Albank Financial Corp.   167,500  4,878,438  01204610
American National Bancorp., Inc.   70,200  807,300  02772210
Bank United Corp. Class A (a)  331,800  8,004,675  06541210
Carver Federal Savings Bank (a)(b)  142,000  1,118,250  14700510
Catskill Financial Corp. (a)  55,000  605,000  14934810
CenFed Financial Corp.   47,295  1,140,992  15131U10
Citizens First Financial Corp. (a)  174,700  1,899,863  17462310
Dime Bancorp., Inc. (a)  150,000  1,968,750  25429Q10
First Bergen Bancorp. (a)  235,000  2,408,750  31891510
First Defiance Financial Corp.   110,000  1,168,750  32006W10
First Federal Bancshares of
 Arkansas, Inc.   75,000  1,125,000  32020F10
First Palm Beach Bancorp., Inc.   15,000  339,375  33589B10
Leader Financial Corp.   110,000  5,472,500  52190610
Long Island Bancorp., Inc.   235,000  6,580,000  54266210
Quaker City Bancorp. (a)  115,000  1,681,875  74731K10
RedFed Bancorp, Inc. (a)  116,000  1,189,000  75734110
Roosevelt Financial Group, Inc.   175,000  3,084,375  77649310
SGV Bancorp., Inc. (a)(b)  140,000  1,260,000  78422T10
Teche Holding Co.   17,900  232,700  87833010
Washington Federal, Inc.   322,100  7,126,463  93882410
Washington Mutual, Inc.   433,000  15,696,250  93932210
Yonkers Financial Corp.   85,000  935,000  98607310
  73,665,806
TOTAL SAVINGS & LOANS   268,380,030
TOTAL COMMON STOCKS
 (Cost $503,495,956)   595,607,721
CONVERTIBLE PREFERRED STOCKS - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Criimi Mae, Inc. $2.71875  70,000  1,872,500  22660320
Walden Residential Properties, Inc.,
 Series B, $2.29  80,000  2,040,000  93121030
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $3,750,000)   3,912,500
REPURCHASE AGREEMENTS - 21.5%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96 (Note 3) $ 164,273,771  164,178,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $671,423,956)  $ 763,698,221
LEGEND
1. Non-income producing
2. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Avondale Financial Corp. $ - $ 602,263 $ - $ 3,846,238
Cameron Financial Corp   -  1,061,406  22,204  -
Carver Federal Savings Bank   -  603,477  -  1,118,250
Farmers & Mechanics Bank   -  72,600  -  -
Mississippi View Holding Co.   -  309,375  -  -
North Side Savings Bank   515,650  920,416  206,125  16,795,800
SGV Bancorp., Inc.   -  1,163,938  -  1,260,000
Wells Financial Corp.   -  1,074,813  -  -
Totals $ 515,650 $ 5,808,288 $ 228,329 $ 23,020,288
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $256,311,491 and $251,749,349, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $92,535 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $671,620,314. Net unrealized appreciation aggregated $92,077,907, of which $95,661,782 related to appreciated investment securities and $3,583,875 related to depreciated investment securities. HOME FINANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 763,698,221
securities, at
value (including
repurchase
agreements of
$164,178,000)
(cost
$671,423,956)
- See
accompanying
schedule

Receivable for                              2,645,168
fund shares sold

Dividends                                   740,737
receivable

Redemption fees                             6,395
receivable

Other receivables                           30,726

Prepaid expenses                            15,507

 TOTAL ASSETS                               767,136,754

LIABILITIES

Payable to                    $ 108,514
custodian bank

Payable for                    4,950,056
investments
purchased

Payable for fund               8,357,111
shares
redeemed

Accrued                        352,078
management
fee

Other payables                 465,556
and
accrued
expenses

 TOTAL LIABILITIES                          14,233,315

NET ASSETS                                 $ 752,903,439

Net Assets
consist of:

Paid in capital                            $ 618,917,475

Undistributed net                           4,230,042
investment
income

Accumulated                                 37,481,657
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              92,274,265
appreciation
(depreciation)
on investments

NET ASSETS, for                            $ 752,903,439
21,127,092
shares
outstanding

NET ASSET VALUE                             $35.64
and redemption
price per share
($752,903,439 (divided by)
21,127,092
shares)

Maximum offering                            $36.74
price per share
(100/97.00 of
$35.64)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 6,387,323
INCOME
Dividends
(including
$228,329
received from
affiliated
issuers)

Interest                            1,757,044

 TOTAL INCOME                       8,144,367

EXPENSES

Management fee       $ 1,679,402

Transfer agent        1,920,714
fees

Accounting fees       230,876
and expenses

Non-interested        1,002
trustees'
compensation

Custodian fees        13,940
and expenses

Registration fees     36,796

Audit                 38,642

Legal                 2,462

Miscellaneous         3,528

 Total expenses       3,927,362
before
reductions

 Expense              (22,252       3,905,110
reductions           )

NET INVESTMENT                      4,239,257
INCOME

REALIZED AND                        37,876,439
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on
investment
securities
(including
realized gain of
$3,693,051 on
sale of
investments in
affiliated
issuers)

Change in net                       4,319,948
unrealized
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                     42,196,387

NET INCREASE                       $ 46,435,644
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 1,773,155
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 2,819
charges
withheld
 by FDC

 Exchange fees                     $ 120,863
withheld by FSC

 Expense                           $ 17,126
reductions
 Directed
brokerage
arrangements

  Custodian                         1,546
interest credits

  Transfer agent                    3,580
interest credits

                                   $ 22,252

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 4,239,257     $ 7,032,404
Net investment
income

 Net realized        37,876,439      39,131,196
gain (loss)

 Change in net       4,319,948       72,785,221
unrealized
appreciation
(depreciation)

 NET INCREASE        46,435,644      118,948,821
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,990,900      (3,332,255
shareholders        )               )
From net
investment
income

 From net            (14,298,615     (12,803,251
realized gain       )               )

 TOTAL               (16,289,515     (16,135,506
DISTRIBUTIONS       )               )

Share                472,666,405     936,625,637
transactions
Net proceeds
from sales of
shares

 Reinvestment of     16,010,879      15,962,916
distributions

 Cost of shares      (383,377,769    (669,013,084
redeemed            )               )

 Paid in capital     422,355         722,441
portion of
redemption fees

 NET INCREASE        105,721,870     284,297,910
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              135,867,999     387,111,225
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        617,035,440     229,924,215
period

 End of period      $ 752,903,439   $ 617,035,440
(including
undistributed
net investment
income of
$4,230,042
and
$3,690,897,
respectively)

OTHER
INFORMATION
Shares

 Sold                13,736,739      31,755,939

 Issued in           475,383         501,513
reinvestment of
distributions

 Redeemed            (11,617,111     (23,337,483
                    )               )

 Net increase        2,595,011       8,919,969
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 33.30      $ 23.92     $ 25.03     $ 22.18     $ 15.38     $ 10.84
beginning of
period

Income from
Investment
Operations

 Net investment        .26          .53         .20         .03         .09         .05
income

 Net realized and      2.95         9.72        2.34        4.15        6.80        4.40
unrealized gain
(loss)

 Total from            3.21         10.25       2.54        4.18        6.89        4.45
investment
operations



Less Distributions

 From net              (.11)        (.19)       (.12)       (.01)       (.01)       (.14)
investment
income

 From net              (.79)        (.73)       (3.60)      (1.40)      (.28)       -
realized gain

 Total                 (.90)        (.92)       (3.72)      (1.41)      (.29)       (.14)
distributions

Redemption fees        .03          .05         .07         .08         .20         .23
added to paid in
capital

Net asset value,      $ 35.64      $ 33.30     $ 23.92     $ 25.03     $ 22.18     $ 15.38
end of period

TOTAL RETURN B, C      9.89%        43.24%      12.43%      19.61%      46.43%      43.62%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 752,903    $ 617,035   $ 229,924   $ 155,563   $ 337,903   $ 49,405
period (000
omitted)

Ratio of expenses      1.40% A      1.35%       1.47%       1.58%       1.55% A     2.08%
to average net
assets

Ratio of expenses      1.39% A,     1.32%       1.45%       1.58%       1.55% A     2.08%
to average net        E            E           E
assets
after expense
reductions

Ratio of net           1.51% A      1.80%       .80%        .11%        .61% A      .40%
investment
income to
average net
assets

Portfolio turnover     99% A        81%         124%        95%         61% A       134%
rate

Average               $ .0403
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE
THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


INSURANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

INSURANCE                 3.35%    16.82%   111.56%   172.70%

INSURANCE                 0.25%    13.32%   105.22%   164.52%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

INSURANCE                 16.82%   16.17%   10.55%

INSURANCE                 13.32%   15.46%   10.22%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 135040 S00000000000001
             Insurance                   SP Standard & Poor 500
             00045                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8438.27                     9173.00
  1986/10/31       8350.75                     9702.28
  1986/11/30       8073.61                     9938.05
  1986/12/31       8000.68                     9684.63
  1987/01/31       8562.26                    10989.15
  1987/02/28       9466.62                    11423.22
  1987/03/31       8985.26                    11753.35
  1987/04/30       8241.35                    11648.74
  1987/05/31       8131.95                    11750.09
  1987/06/30       8394.51                    12343.47
  1987/07/31       8474.74                    12969.28
  1987/08/31       9087.37                    13453.04
  1987/09/30       9087.37                    13158.41
  1987/10/31       7380.75                    10324.09
  1987/11/30       6862.93                     9473.39
  1987/12/31       7027.88                    10194.31
  1988/01/31       7568.48                    10623.49
  1988/02/29       7561.08                    11118.55
  1988/03/31       7383.34                    10774.98
  1988/04/30       7331.50                    10894.59
  1988/05/31       7531.45                    10989.37
  1988/06/30       7872.11                    11493.78
  1988/07/31       7909.14                    11450.10
  1988/08/31       7990.60                    11060.80
  1988/09/30       8264.61                    11531.99
  1988/10/31       8227.58                    11852.58
  1988/11/30       8049.84                    11683.09
  1988/12/31       8250.84                    11887.54
  1989/01/31       8878.05                    12757.71
  1989/02/28       8937.78                    12440.04
  1989/03/31       9146.85                    12729.90
  1989/04/30       9445.53                    13390.58
  1989/05/31       9497.79                    13932.90
  1989/06/30       9706.77                    13853.48
  1989/07/31      10521.90                    15104.45
  1989/08/31      10843.47                    15400.50
  1989/09/30      10993.03                    15337.35
  1989/10/31      11351.99                    14981.53
  1989/11/30      11658.60                    15287.15
  1989/12/31      11372.22                    15654.04
  1990/01/31      10406.94                    14603.66
  1990/02/28      10701.05                    14792.04
  1990/03/31      10648.26                    15184.03
  1990/04/30      10278.74                    14804.43
  1990/05/31      11221.39                    16247.86
  1990/06/30      11251.56                    16137.38
  1990/07/31      11085.65                    16085.74
  1990/08/31       9931.84                    14631.59
  1990/09/30       9072.14                    13919.03
  1990/10/31       8710.15                    13859.18
  1990/11/30       9863.97                    14754.48
  1990/12/31      10256.11                    15166.13
  1991/01/31      10806.62                    15827.37
  1991/02/28      11900.11                    16959.03
  1991/03/31      12684.40                    17369.44
  1991/04/30      12616.53                    17411.13
  1991/05/31      12933.26                    18163.29
  1991/06/30      12129.29                    17331.41
  1991/07/31      12579.65                    18139.05
  1991/08/31      12503.32                    18568.95
  1991/09/30      12625.45                    18258.85
  1991/10/31      13007.11                    18503.51
  1991/11/30      12892.61                    17757.82
  1991/12/31      14018.09                    19789.32
  1992/01/31      14002.77                    19421.24
  1992/02/29      14378.12                    19673.71
  1992/03/31      14171.30                    19290.07
  1992/04/30      13811.27                    19857.20
  1992/05/31      13995.11                    19954.50
  1992/06/30      14287.90                    19657.18
  1992/07/31      15097.43                    20461.16
  1992/08/31      14655.11                    20041.71
  1992/09/30      15431.26                    20278.20
  1992/10/31      16090.58                    20349.17
  1992/11/30      16641.40                    21043.08
  1992/12/31      17172.33                    21301.91
  1993/01/31      17890.31                    21480.84
  1993/02/28      18228.18                    21772.98
  1993/03/31      19191.11                    22232.39
  1993/04/30      18734.46                    21694.37
  1993/05/31      18251.92                    22275.78
  1993/06/30      18446.63                    22340.38
  1993/07/31      19090.02                    22251.02
  1993/08/31      20063.57                    23094.33
  1993/09/30      20131.29                    22916.50
  1993/10/31      19547.16                    23390.88
  1993/11/30      18353.51                    23168.66
  1993/12/31      18576.42                    23449.00
  1994/01/31      18826.82                    24246.27
  1994/02/28      18001.41                    23589.20
  1994/03/31      17157.45                    22560.71
  1994/04/30      17342.94                    22849.48
  1994/05/31      18140.53                    23224.22
  1994/06/30      18038.51                    22655.22
  1994/07/31      18372.38                    23398.31
  1994/08/31      18873.20                    24357.64
  1994/09/30      18743.36                    23760.88
  1994/10/31      18511.50                    24295.50
  1994/11/30      17574.79                    23410.66
  1994/12/31      18511.50                    23757.84
  1995/01/31      19179.25                    24373.88
  1995/02/28      19763.53                    25323.73
  1995/03/31      20078.85                    26071.03
  1995/04/30      20264.36                    26838.83
  1995/05/31      20710.34                    27911.57
  1995/06/30      21360.73                    28559.96
  1995/07/31      22001.83                    29507.01
  1995/08/31      22642.93                    29581.07
  1995/09/30      23767.18                    30829.39
  1995/10/31      23051.75                    30719.33
  1995/11/30      24426.87                    32067.91
  1995/12/31      24955.28                    32685.54
  1996/01/31      25681.95                    33798.15
  1996/02/29      25595.90                    34111.46
  1996/03/31      25309.05                    34439.95
  1996/04/30      24995.13                    34947.60
  1996/05/31      25500.28                    35848.90
  1996/06/30      25956.86                    35985.48
  1996/07/31      25383.71                    34395.64
  1996/08/30      26452.29                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 135045 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Insurance Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $26,452 - a 164.52% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                     % OF FUND'S
                                     INVESTMENTS

Allstate Corp.                       4.6

CIGNA Corp.                          4.3

Progressive Corp.                    3.7

General Re Corp.                     3.5

Aetna, Inc.                          3.5

Transamerica Corp.                   3.4

MBIA, Inc.                           3.1

American International Group, Inc.   2.9

UNUM Corp.                           2.8

Travelers, Inc. (The)                2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 27.6
Row: 1, Col: 2, Value: 4.3
Row: 1, Col: 3, Value: 5.9
Row: 1, Col: 4, Value: 11.7
Row: 1, Col: 5, Value: 14.5
Row: 1, Col: 6, Value: 36.0
Property-Casualty
& Reinsurance 36.0%
Life Insurance 14.5%
Multi-Line Insurance 11.7%
Insurance Carriers 5.9%
Financial Services 4.3%
All Others 27.6% *
* INCLUDES SHORT-TERM INVESTMENTS
INSURANCE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Michael Tempero,
Portfolio Manager of
Fidelity Select Insurance Portfolio
Q. MIKE, HOW HAS THE FUND PERFORMED?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned 3.35% and 16.82%, respectively. The Standard & Poor's 500 Index returned 2.96% and 18.73% for the same six- and 12-month periods.
Q. INSURANCE STOCKS HAD A GOOD RUN - THANKS IN PART TO FALLING INTEREST RATES DURING THE LAST SEVERAL MONTHS OF 1995. WERE RISING INTEREST RATES THE REASON WHY INSURANCE STOCKS HAD A TOUGHER TIME DURING THE MOST RECENT SIX-MONTH PERIOD?
A. That's part of the reason. Insurance companies typically invest the premiums they collect in bonds. As interest rates rose, the value of the insurance companies' bond portfolios dropped, and insurance companies had a lower implied liquidation value. But in late summer, interest rates stabilized somewhat. Insurance stock prices responded positively to that development. Additionally, insurance stocks had a strong run in the previous six months, with many stocks gaining 20%, 25% or more in just half a year. So in my view, it wasn't all that surprising that they took a break during the past six months.
Q. WHICH STOCKS HAVE DONE WELL OVER THE PAST SIX MONTHS?
A. Allstate, the fund's largest holding at the end of the period, was a good performer. The company is one of the largest property-liability insurers in the United States, based on premiums earned. On the expenditure side, Allstate has done a good job of cutting costs, and, on the revenue side, it grew its business through market share gains. Other strong performers included municipal bond insurers - most notably MBIA. The business of providing insurance for municipal bonds was very stable. These companies also expanded their businesses by insuring asset-backed securities. In addition to MBIA, other municipal bond insurers including AMBAC, Capital Re and Enhance Financial, benefited from those trends and helped the fund's performance.
Q. WHICH STOCKS DIDN'T FARE AS WELL OVER THE PAST SIX MONTHS?
A. Multi-line insurer CIGNA proved to be a disappointment. You may recall that six months ago CIGNA was one of the fund's top performers. The stock had a great run-up the spring, and I think it just took time out to rest in the summer. The company continued to post strong earnings as it restructured some of its businesses and took charges to put some of its asbestos and environmental liability behind it. In my view, the stock continued to represent a good value, selling at about eight or nine times earnings, compared to the insurance stock group, which sells at about 10 to 11 times earnings. Another lackluster performer was Aetna, which recently purchased U.S. Healthcare - one of the country's largest health maintenance organizations (HMOs). Within the HMO sector, costs were rising faster than HMOs could raise prices. These unfavorable cost trends meant that profit margins were squeezed. Finally, there was American International Group
(AIG), which specializes in commercial- and industrial-insurance coverage. AIG derives a significant portion of its revenue from overseas, and when the dollar rose, its premium growth was somewhat eroded.
Q. A NEW ADDITION TO THE FUND'S TOP 10 HOLDINGS WAS UNUM. WHAT MADE THAT STOCK SO ATTRACTIVE?
A. One factor was the anticipation of a better competitive environment. The number two and number three players within the disability insurance arena are merging. That could help to create more pricing power for disability insurance providers. If so, UNUM, the top pro-vider of individual and group disability coverage, should be a prime beneficiary of that trend.
Q. WHAT'S YOUR OUTLOOK?
A. It's mixed. Insurance companies that supply coverage to commercial entities could be negatively affected by a more competitive environment. That could put a strain on their profitability. However, I think that there will be segments of the industry where things will be better. So my focus will be on trying to add value, one stock at a time, looking for the best companies in what I believe to be the strongest segments in the insurance sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 045
TRADING SYMBOL: FSPCX
SIZE: as of August 31, 1996, more than
$41 million
MANAGER: Michael Tempero, since 1995;
manager, Fidelity Select Natural Gas Portfolio,
1994-1995; analyst, oil and gas exploration and production, conglomerates and household products; joined Fidelity in 1993
(checkmark)
INSURANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.0%
 SHARES VALUE (NOTE 1)
CREDIT & OTHER FINANCE - 5.7%
FINANCIAL SERVICES - 4.3%
Equitable Companies, Inc.   14,200 $ 349,675  29444G10
Transamerica Corp.   21,200  1,444,250  89348510
  1,793,925
MORTGAGE BANKERS - 1.4%
Southern Pacific Funding Corp.  2,000  51,500  84357610
Triad Guaranty, Inc. (a)  20,150  554,125  89592510
  605,625
TOTAL CREDIT & OTHER FINANCE   2,399,550
GAS - 0.1%
GAS TRANSMISSION & DISTRIBUTION - 0.1%
Consolidated Natural Gas Co.   1,000  54,374  20961510
INSURANCE - 73.2%
ACCIDENT & HEALTH INSURANCE - 0.7%
Provident Companies, Inc.   7,400  273,800  74386210
INSURANCE BROKERS & SERVICES - 4.2%
Alexander & Alexander Services, Inc.   6,800  107,100  01447610
Frontier Insurance Group, Inc.  4,640  180,960  35908110
ITT Hartford Group, Inc.   7,700  406,175  45068H10
Marsh & McLennan Companies, Inc.   10,400  967,200  57174810
Mutual Risk Management Ltd.   4,000  126,000  62835110
  1,787,435
INSURANCE CARRIERS - 5.9%
AFLAC, Inc.   15,000  515,625  00105510
AMBAC, Inc.   6,000  326,250  02313910
MBIA, Inc.   15,800  1,287,700  55262C10
MGIC Investment Corp.   5,700  361,237  55284810
  2,490,812
LIFE INSURANCE - 14.5%
American General Corp.   28,000  1,022,000  02635110
Aon Corp.   1,300  65,650  03738910
Conseco, Inc.   6,200  260,400  20846410
Equitable of Iowa Companies  4,100  150,675  29451030
Jefferson Pilot Corp.   15,700  806,587  47507010
Penncorp Financial Group, Inc.   5,000  152,500  70809410
Protective Life Corp.   5,000  176,250  74367410
Providian Corp.   21,000  868,875  74406110
Reliastar Financial Corp.   10,134  447,163  75952U10
SunAmerica, Inc.   27,800  946,938  86693010
UNUM Corp.   18,900  1,200,150  90319210
  6,097,188
MULTI-LINE INSURANCE - 11.7%
Aetna, Inc.   22,100  1,461,362  00811710
American Financial Group, Inc.   10,000  311,250  02608W10
CIGNA Corp.   15,600  1,811,550  12550910
CNA Financial Corp. (a)  8,000  804,000  12611710
Masthead Insurance Underwriting PLC 25,000 42,555 57699F22 Syndicate Capital Trust PLC 9,500 16,171 87199B22
US Facilities Corp.   29,300  498,100  91182210
  4,944,988
PROPERTY-CASUALTY & REINSURANCE - 36.0%
ACE Ltd.   11,800  550,175  00499G92
Acceptance Insurance Co., Inc.   20,000  345,000  00430810
Allmerica Financial Corp.   3,100  95,713  01975410
Allstate Corp.   43,300  1,932,263  02000210
American International Group, Inc.   12,800  1,216,000  02687410
American Reinsurance Corp.   10,000  631,250  02916310
Berkley (W.R.) Corp.   3,100  141,050  08442310

 SHARES VALUE (NOTE 1)
Capital Re Corp.   8,200 $ 311,600  14043210
CapMAC Holdings, Inc.   5,000  146,250  14064910
Chartwell Re Corp.   10,000  252,500  16139W10
Chubb Corp. (The)  19,000  843,125  17123210
Cincinnati Financial Corp.   11,410  618,992  17206210
Commerce Group, Inc.   3,000  62,625  20064110
Enhance Financial Services Group Corp.   9,000  258,750  29331010
Everest Reinsurance Holdings, Inc.   5,400  131,625  29980810
Executive Risk, Inc.   2,000  68,750  30158610
Fremont General Corp.   3,100  84,088  35728810
General Re Corp.   10,100  1,463,238  37056310
Gryphon Holdings, Inc. (a)  48,300  603,750  40051510
Harleysville Group, Inc.   3,100  77,500  41282410
Hartford Steam Boiler Inspection &
 Insurance Co.   3,000  133,875  41670410
Integon Corp.  3,000  61,125  45810F10
NY Magic, Inc.   6,200  116,250  62948410
PMI Group, Inc.   15,800  772,225  69344M10
PXRE Corp.   2,500  58,125  69367410
Progressive Corp.   28,400  1,544,250  74331510
Reinsurance Group of America, Inc.   8,200  329,025  75935110
SAFECO Corp.   10,000  331,250  78642910
St. Paul Companies, Inc. (The)  4,000  207,000  79286010
TIG Holdings, Inc.   8,000  230,000  87246910
Terra Nova (Bermuda) Holdings Ltd.   2,400  43,800  90699Q22
Travelers, Inc. (The)  24,700  1,071,362  89419010
USF&G Corp.   18,000  290,250  90329010
Unionamerica Holdings PLC
 sponsored ADR  9,300  173,213  90904810
  15,195,994
SURETY INSURANCE - 0.2%
Financial Security Assurance
 Holdings Ltd.   2,400  68,700  31769P10
TOTAL INSURANCE   30,858,917
TOTAL COMMON STOCKS
 (Cost $31,909,907)   33,312,841
REPURCHASE AGREEMENTS - 21.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96 (Note 3)  $ 8,861,166  8,856,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $40,765,907)  $ 42,168,841
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $20,999,384 and $25,036,390, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $10,567 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $40,767,623. Net unrealized appreciation aggregated $1,401,218 of which $2,181,449 related to appreciated investment securities and $780,231 related to depreciated investment securities.
On October 26, 1990, the fund acquired all the assets of Life Insurance Portfolio in a tax-free exchange for shares of Insurance Portfolio. Life Insurance Portfolio has a capital loss carryover of approximately $12,000 available to offset future realized capital gains in Insurance Portfolio, to the extent provided by regulations.
INSURANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 42,168,841
securities, at
value (including
repurchase
agreements of
$8,856,000)
(cost
$40,765,907) -
See
accompanying
schedule

Cash                                        495

Receivable for                              234,338
investments
sold

Receivable for                              99,016
fund shares sold

Dividends                                   31,725
receivable

Redemption fees                             851
receivable

Prepaid expenses                            5,608

 TOTAL ASSETS                               42,540,874

LIABILITIES

Payable for fund             $ 1,093,722
shares
redeemed

Accrued                       17,997
management
fee

Other payables                48,424
and
accrued
expenses

 TOTAL LIABILITIES                          1,160,143

NET ASSETS                                 $ 41,380,731

Net Assets
consist of:

Paid in capital                            $ 38,003,804

Undistributed net                           33,696
investment
income

Accumulated                                 1,940,287
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              1,402,944
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                            $ 41,380,731
1,519,500
shares
outstanding

NET ASSET VALUE                             $27.23
and redemption
price per share
($41,380,731 (divided by)
1,519,500
shares)

Maximum offering                            $28.07
price per share
(100/97.00 of
$27.23)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 246,728
INCOME
Dividends

Interest                            66,670

 TOTAL INCOME                       313,398

EXPENSES

Management fee       $ 97,182

Transfer agent        135,852
fees

Accounting fees       30,091
and expenses

Non-interested        58
trustees'
compensation

Custodian fees        8,968
and expenses

Registration fees     6,203

Audit                 13,629

Legal                 131

Miscellaneous         580

 Total expenses       292,694
before
reductions

 Expense              (13,372       279,322
reductions           )

NET INVESTMENT                      34,076
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           1,971,351
securities

 Foreign              (1            1,971,350
currency             )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (1,883,728
securities           )

 Assets and           10            (1,883,718
liabilities in                     )
 foreign
currencies

NET GAIN (LOSS)                     87,632

NET INCREASE                       $ 121,708
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 115,718
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 857
charges
withheld
 by FDC

 Exchange fees                     $ 16,305
withheld by FSC

 Expense                           $ 13,368
reductions
 Directed
brokerage
arrangements

  Custodian                         4
interest credits

                                   $ 13,372

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

 Net investment      $ 34,076       $ 54,801
income

 Net realized         1,971,350      2,892,996
gain (loss)

 Change in net        (1,883,718     1,911,651
unrealized           )
appreciation
(depreciation)

 NET INCREASE         121,708        4,859,448
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (16,906        (62,008
shareholders         )              )
From net
investment
income

 In excess of net     (8,002         -
investment           )
income

 From net             (469,749       (753,776
realized gain        )              )

 TOTAL                (494,657       (815,784
DISTRIBUTIONS        )              )

Share                 47,891,150     47,521,158
transactions
Net proceeds
from sales of
shares

 Reinvestment of      482,962        802,788
distributions

 Cost of shares       (45,716,701    (35,249,916
redeemed             )              )

 Paid in capital      102,570        37,695
portion of
redemption fees

 NET INCREASE         2,759,981      13,111,725
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               2,387,032      17,155,389
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         38,993,699     21,838,310
period

 End of period       $ 41,380,731   $ 38,993,699
(including
undistributed
net investment
income of
$33,696 and
$55,083,
respectively)

OTHER
INFORMATION
Shares

 Sold                 1,789,641      1,872,126

 Issued in            19,318         31,329
reinvestment of
distributions

 Redeemed             (1,746,002     (1,471,921
                     )              )

 Net increase         62,957         431,534
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 26.77      $ 21.31    $ 19.41    $ 21.58    $ 18.03      $ 16.73
beginning of
period

Income from
Investment
Operations

 Net investment        .03          .06        .05        -          (.04)        .04
income (loss)

 Net realized and      .75          6.15       1.78       (.24)      5.12         1.48
unrealized gain
(loss)

 Total from            .78          6.21       1.83       (.24)      5.08         1.52
investment
operations



Less Distributions

 From net              (.01)        (.07)      -          (.01)      -            (.26)
investment
income

 In excess of net      (.01)        -          -          -          (.03)        -
investment
income

 From net              (.38)        (.72)      -          (1.96)     (1.71)       -
realized gain

 Total                 (.40)        (.79)      -          (1.97)     (1.74)       (.26)
distributions

Redemption fees        .08          .04        .07        .04        .21          .04
added to paid in
capital

Net asset value,      $ 27.23      $ 26.77    $ 21.31    $ 19.41    $ 21.58      $ 18.03
end of period

TOTAL RETURN B, C      3.35%        29.51%     9.79%      (1.24)%    31.98%       9.47%

RATIOS AND            $ 41,381     $ 38,994   $ 21,838   $ 18,419   $ 26,367     $ 2,573
SUPPLEMENTAL
DATA
Net assets, end of
period (000
omitted)

Ratio of expenses      1.80% A      1.77%      2.36%      1.93%      2.49% A,     2.47%
to average net                                                      F            F
assets

Ratio of expenses      1.72% A,     1.74%      2.34%      1.93%      2.49% A      2.47%
to average net        E            E          E
assets after
expense
reductions

Ratio of net           .21% A       .26%       .25%       (.02)%     (.26)% A     .22%
investment
income (loss) to
average net
assets

Portfolio turnover     141% A       164%       265%       101%       81% A        112%
rate

Average               $ .0257
commission
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE
PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES
TO FINANCIAL STATEMENTS). F DURING THE
PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES,
OR EXPENSES WERE LIMITED IN
ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


REGIONAL BANKS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

REGIONAL BANKS            8.39%    27.14%   205.60%   401.37%

REGIONAL BANKS            5.14%    23.32%   196.43%   386.33%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

REGIONAL BANKS            27.14%   25.03%   17.49%

REGIONAL BANKS            23.32%   24.28%   17.14%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 152255 S00000000000001
             Regional Banks              SP Standard & Poor 500
             00507                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8646.74                     9173.00
  1986/10/31       8867.43                     9702.28
  1986/11/30       8837.33                     9938.05
  1986/12/31       8566.49                     9684.63
  1987/01/31       9198.45                    10989.15
  1987/02/28       9810.34                    11423.22
  1987/03/31       9830.40                    11753.35
  1987/04/30       9238.57                    11648.74
  1987/05/31       9288.73                    11750.09
  1987/06/30       9619.75                    12343.47
  1987/07/31       9619.75                    12969.28
  1987/08/31      10061.12                    13453.04
  1987/09/30       9800.31                    13158.41
  1987/10/31       8195.35                    10324.09
  1987/11/30       7934.54                     9473.39
  1987/12/31       8305.37                    10194.31
  1988/01/31       8893.46                    10623.49
  1988/02/29       9120.44                    11118.55
  1988/03/31       9326.78                    10774.98
  1988/04/30       9223.61                    10894.59
  1988/05/31       9388.68                    10989.37
  1988/06/30      10048.99                    11493.78
  1988/07/31      10100.57                    11450.10
  1988/08/31       9966.45                    11060.80
  1988/09/30      10348.19                    11531.99
  1988/10/31      10471.99                    11852.58
  1988/11/30      10214.06                    11683.09
  1988/12/31      10440.31                    11887.54
  1989/01/31      11103.19                    12757.71
  1989/02/28      11268.91                    12440.04
  1989/03/31      12196.93                    12729.90
  1989/04/30      12517.33                    13390.58
  1989/05/31      13478.50                    13932.90
  1989/06/30      13254.31                    13853.48
  1989/07/31      14433.95                    15104.45
  1989/08/31      14790.07                    15400.50
  1989/09/30      14912.49                    15337.35
  1989/10/31      13532.53                    14981.53
  1989/11/30      13510.27                    15287.15
  1989/12/31      13222.25                    15654.04
  1990/01/31      12030.95                    14603.66
  1990/02/28      12526.35                    14792.04
  1990/03/31      12219.67                    15184.03
  1990/04/30      11523.77                    14804.43
  1990/05/31      12325.83                    16247.86
  1990/06/30      11842.23                    16137.38
  1990/07/31      11122.73                    16085.74
  1990/08/31      10084.77                    14631.59
  1990/09/30       8858.08                    13919.03
  1990/10/31       8598.59                    13859.18
  1990/11/30       9742.71                    14754.48
  1990/12/31      10489.31                    15166.13
  1991/01/31      11185.40                    15827.37
  1991/02/28      12133.52                    16959.03
  1991/03/31      12817.60                    17369.44
  1991/04/30      13681.71                    17411.13
  1991/05/31      14569.82                    18163.29
  1991/06/30      13705.71                    17331.41
  1991/07/31      14845.86                    18139.05
  1991/08/31      15913.99                    18568.95
  1991/09/30      15601.95                    18258.85
  1991/10/31      16250.03                    18503.51
  1991/11/30      15505.94                    17757.82
  1991/12/31      17390.53                    19789.32
  1992/01/31      18478.23                    19421.24
  1992/02/29      19970.66                    19673.71
  1992/03/31      19692.41                    19290.07
  1992/04/30      20843.35                    19857.20
  1992/05/31      21728.68                    19954.50
  1992/06/30      21945.49                    19657.18
  1992/07/31      21970.95                    20461.16
  1992/08/31      20799.84                    20041.71
  1992/09/30      21767.28                    20278.20
  1992/10/31      22696.53                    20349.17
  1992/11/30      24555.02                    21043.08
  1992/12/31      25828.85                    21301.91
  1993/01/31      26905.05                    21480.84
  1993/02/28      27742.09                    21772.98
  1993/03/31      28924.59                    22232.39
  1993/04/30      27435.54                    21694.37
  1993/05/31      27167.35                    22275.78
  1993/06/30      28682.60                    22340.38
  1993/07/31      28763.06                    22251.02
  1993/08/31      29165.34                    23094.33
  1993/09/30      30171.04                    22916.50
  1993/10/31      28548.51                    23390.88
  1993/11/30      27650.08                    23168.66
  1993/12/31      28714.58                    23449.00
  1994/01/31      30389.18                    24246.27
  1994/02/28      29535.46                    23589.20
  1994/03/31      29042.93                    22560.71
  1994/04/30      30581.93                    22849.48
  1994/05/31      32110.20                    23224.22
  1994/06/30      31312.84                    22655.22
  1994/07/31      32143.42                    23398.31
  1994/08/31      32974.00                    24357.64
  1994/09/30      31013.83                    23760.88
  1994/10/31      30880.94                    24295.50
  1994/11/30      28887.55                    23410.66
  1994/12/31      28777.23                    23757.84
  1995/01/31      30226.70                    24373.88
  1995/02/28      31835.25                    25323.73
  1995/03/31      32100.40                    26071.03
  1995/04/30      32895.84                    26838.83
  1995/05/31      35052.36                    27911.57
  1995/06/30      35494.28                    28559.96
  1995/07/31      36873.04                    29507.01
  1995/08/31      38251.80                    29581.07
  1995/09/30      39984.09                    30829.39
  1995/10/31      39789.65                    30719.33
  1995/11/30      42069.91                    32067.91
  1995/12/31      42235.69                    32685.54
  1996/01/31      43616.54                    33798.15
  1996/02/29      44868.51                    34111.46
  1996/03/31      46194.13                    34439.95
  1996/04/30      45799.65                    34947.60
  1996/05/31      46573.99                    35848.90
  1996/06/30      46215.15                    35985.48
  1996/07/31      46290.70                    34395.64
  1996/08/30      48632.62                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 152300 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Regional Banks Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $48,633 - a 386.33% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                     % OF FUND'S
                                     INVESTMENTS

BankAmerica Corp.                    4.9

Chase Manhattan Corp.                4.9

NationsBank Corp.                    4.7

Bank of New York Co., Inc.           4.0

Citicorp                             3.9

Wells Fargo & Co.                    3.9

Comerica, Inc.                       3.7

First Chicago NBD Corp.              3.5

Household International, Inc.        3.2

Canadian Imperial Bank of Commerce   3.1

TOP REGIONS AS OF AUGUST 31, 1996
 Northeast 18.4%
 Midwest 14.7%
 West 13.3%
 Southeast 5.8%
 Multi-Regional 4.7%
 All Others 43.1% *
Row: 1, Col: 1, Value: 43.1
Row: 1, Col: 2, Value: 4.7
Row: 1, Col: 3, Value: 5.8
Row: 1, Col: 4, Value: 13.3
Row: 1, Col: 5, Value: 14.7
Row: 1, Col: 6, Value: 18.4
* INCLUDES SHORT-TERM INVESTMENTS
REGIONAL BANKS PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective September 23, after the period ended, John Avery (right) became manager of Fidelity Select Regional Bank Portfolio. The following is an interview with Remy Trafelet, who managed the fund during the period covered by the report, and John Avery, who discusses his outlook.
Q. HOW DID THE FUND PERFORM, REMY?
A. For the six months ended August 31, 1996 the fund had a total return of 8.39%. For the past year, it returned 27.14%. For the same periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. WHAT'S HAPPENED IN THE REGIONAL BANK MARKET OVER THE PAST SIX MONTHS?
A. It's been a good year for banks as they continued to drive earnings growth through balance sheet restructuring, cost cutting and capital management. These internal factors have offset a weakening external environment as loan growth continues to slow and credit costs are increasing. Although consolidation of the industry will continue, the first half of 1996 had very few acquisitions. The anticipation of acquisition activity led to outperformance by the traditional acquisition-oriented banks such as NationsBank and BankAmerica.
Q. WHAT SIZE BANKS PERFORMED THE BEST IN THE FIRST HALF OF 1996? WHICH REGIONS DID WELL?
A. The larger banks outperformed the smaller banks in the first half of the year for several reasons. First, despite many potential takeover targets trading at substantial takeover premiums, the valuations of the larger banks were very cheap relative to the rest of the banking industry. The larger banks also began to focus on cost reduction and increasing returns by restructuring their balance sheets; one example of this was BankAmerica. Some of the larger banks - such as NationsBank - also announced significant share repurchase programs. As for regions, the West and the Southeast did well as loan demand was still positive and credit was solid.
Q. IT SEEMS BANKING STOCKS HAVE BEEN IMPROVING FOR SOME TIME . . .
A. Bank stocks have done very well since 1991, but the reasons for their continued performance have changed. The banks were recovering from undercapitalization and slowly decreasing levels of non-performing assets. Coming out of the 1990-91 recession with sturdier balance sheets, the banks then entered a period characterized by increasing loan demand and decreasing credit costs. While both the external factors of loan growth and credit costs are now working against the banks, the companies have been able to continue earnings growth through cost cutting, balance sheet restructuring and capital management. While the fund is focused on these themes, it is also positioned to take advantage of the increased percentage of revenues that banks are now generating from fee businesses rather than the traditional spread businesses, such as lending. Focusing on banks with larger exposure to fee businesses can give the fund some protection against the rising credit costs affecting the industry - especially from consumer credit.
Q. WAS THERE A PARTICULAR STOCK OR SECTOR OF THE BANKING MARKET THAT DIDN'T PERFORM AS WELL AS EXPECTED?
A. The stocks that underperformed my expectations were those that had announced acquisitions with significant cost savings but were unable to return the efficiencies to shareholders through stock repurchases. This was because of SEC pooling regulations, which delayed several company's buyback programs. First Chicago NBD is a good example of this.
Q. TURNING TO YOU, JOHN, HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. Primarily I'm looking for banks that have solid fundamentals and have demonstrated the ability to grow earnings over time. Additionally, I'm looking for regional banks that have strong franchises in respect to their geography and market position.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 507
TRADING SYMBOL: FSRBX
SIZE: as of August 31, 1996, more than
$416 million
MANAGER: John Avery, since September 1996;
manager, Select Chemicals Portfolio, since
1995; joined Fidelity in 1994
(checkmark)
REGIONAL BANKS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.2%
MOTOR VEHICLE DEALERS (NEW & USED) - 0.2%
Ugly Duckling Corp. (a)  70,500 $ 643,313  90351210
CLOSED END INVESTMENT COMPANY - 0.3%
Sirrom Capital Corp.   50,000  1,350,000  82990510
BANKS - 67.0%
INTERNATIONAL - 4.3%
Barclays PLC Ord.   100,000  1,421,102  06738E10
Canadian Imperial Bank of Commerce  390,300  13,021,880  13606910
HSBC Holdings PLC  208,000  3,579,552  42199192
National Bank of Canada  20,000  168,829  63306710
  18,191,363
MID-ATLANTIC - 1.5%
Crestar Financial Corp.   22,283  1,295,199  22609110
HUBCO, Inc.   25,030  519,373  40438210
PNC Financial Corp.   140,000  4,375,000  69347510
Signet Banking Corp.   10,000  241,250  82668110
  6,430,822
MIDWEST - 14.7%
Banc One Corp.   10,000  383,750  05943810
Boatmen's Bancshares, Inc.   56,400  3,003,300  09665010
Comerica, Inc.   325,800  15,882,750  20034010
Commercial Federal Corp.   20,000  780,000  20164710
Corus Bankshares, Inc.   10,000  305,000  22087310
Fifth Third Bancorp  25,700  1,362,100  31677310
First Bank System, Inc.   191,100  12,278,175  31927910
KeyCorp.   50,000  2,006,250  49326710
National City Corp.   305,809  11,506,064  63540510
Northern Trust Corp.   105,000  6,890,625  66585910
Norwest Corp.   30,000  1,128,750  66938010
Pinnacle Financial Services, Inc.   50,000  1,100,000  72346210
Star Banc Corp.   70,600  5,559,750  85508310
  62,186,514
NORTHEAST - 18.4%
Bank of Boston Corp.   127,400  6,720,350  06071610
Bank of New York Co., Inc.   604,648  16,854,563  06405710
Bankers Trust New York Corp.   20,200  1,570,550  06636510
Chase Manhattan Corp.   281,000  20,899,375  16161A10
DS Bancor, Inc.   40,000  1,490,000  23290710
Dime Bancorp., Inc. (a)  17,500  229,688  25429Q10
Eastern Bancorp  37,500  665,625  27626910
Fleet Financial Group, Inc.   115,567  4,824,922  33891510
Long Island Bancorp., Inc.   100,600  2,816,800  54266210
Mellon Bank Corp.   65,000  3,599,375  58550910
Morgan (J.P.) & Co., Inc.   87,500  7,667,188  61688010
North Fork Bancorp., Inc.   20,200  626,200  65942410
Norwalk Savings Society   30,000  648,750  66920410
ONBANCorp, Inc.   33,800  1,090,050  68230310
State Street Boston Corp.   50,000  2,706,250  85747310
U.S. Bancorp  153,000  5,852,250  91159610
  78,261,936
SOUTHEAST - 5.8%
BanPonce Corp.  337,002  8,762,052  06670410
First Tennessee National Corp.   204,200  6,968,325  33716210
First Union Corp.   50,000  3,193,750  33735810
Meritor Savings Bank (a)  678,600  1,314,788  59000710
SouthTrust Corp.   1,200  35,400  84473010
SunTrust Banks, Inc.   10,000  383,750  86791410

 SHARES VALUE (NOTE 1)
Synovus Financial Corp.   20,000 $ 477,500  87161C10
Union Planters Corp.   58,500  1,923,188  90806810
Wachovia Corp.   32,600  1,491,450  92977110
  24,550,203
SOUTHWEST - 0.4%
Texas Regional Bancshares, Inc.
 Class A (vtg.)  60,600  1,742,250  88267310
WEST - 13.3%
BankAmerica Corp.   269,800  20,909,500  06605010
California Federal Bancorp., Inc. (a)  87,300  1,986,075  12802610
Coast Savings Financial, Inc. (a)  60,000  1,852,500  19039M10
First Regional Bancorp (a)  25,000  134,375  33615C10
First Security Corp.   20,400  555,900  33629410
Glendale Federal Bank FSB (a)  128,000  2,272,000  37850750
Quaker City Bancorp (a)  25,000  365,625  74731K10
Sterling Financial Corp.   68,000  918,000  85931910
UnionBanCal Corp.   26,000  1,254,500  90890610
Wells Fargo & Co.   65,666  16,334,418  94974010
Westcorp, Inc.   9,000  189,000  95790710
Zions Bancorp  109,900  9,478,875  98970110
  56,250,768
MONEY CENTER - 3.9%
Citicorp  200,000  16,650,000  17303410
MULTI-REGIONAL - 4.7%
NationsBank Corp.   233,500  19,876,688  63858510
TOTAL BANKS   284,140,544
CREDIT & OTHER FINANCE - 16.4%
FINANCE LESSORS - 0.1%
Onyx Acceptance Corp.  16,500  251,625  68291410
FINANCIAL SERVICES - 8.4%
American Express Co.   267,000  11,681,250  02581610
First Chicago NBD Corp.   350,300  14,931,538  31945A10
First Merchants Acceptance Corp.   20,000  382,500  32081610
First USA, Inc.   145,100  7,690,300  33743H10
RCSB Financial, Inc.   40,000  1,075,000  74937110
  35,760,588
LOAN BROKERS - 0.5%
Aames Financial Corp.   38,100  1,862,138  00253A10
Imperial Thrift & Loan Association (a)  10,000  136,250  45310510
  1,998,388
MORTGAGE BANKERS - 1.0%
Cityscape Financial Corp. (a)  45,800  1,259,500  17877810
Newcourt Credit Group, Inc.   59,600  1,555,066  65090510
North American Mortgage Co.   90,000  1,541,250  65703710
  4,355,816
PERSONAL CREDIT INSTITUTIONS - 6.4%
Associates First Capital Corp.   106,000  4,187,000  04600810
Beneficial Corp.   140,500  7,920,688  08172110
Household International, Inc.   173,700  13,765,725  44181510
Olympic Financial Ltd.   40,000  980,000  68159310
Union Acceptance Corp. Class A  20,000  345,000  90483210
  27,198,413
TOTAL CREDIT & OTHER FINANCE   69,564,830
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INSURANCE - 0.3%
MULTI-LINE INSURANCE - 0.3%
US Facilities Corp.   68,600 $ 1,166,200  91182210
TOTAL COMMON STOCKS
 (Cost $304,219,466)   356,864,887
REPURCHASE AGREEMENTS - 15.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 67,023,074  66,984,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $371,203,466)  $ 423,848,887
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $163,263,949 and $121,500,199, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $40,907 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $2,363,000 and $1,558,400, respectively. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $3,153,250 and $3,298,200, respectively (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $371,555,744. Net unrealized appreciation aggregated $52,293,143, of which $54,697,042 related to appreciated investment securities and $2,403,899 related to depreciated investment securities. REGIONAL BANKS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                               $ 423,848,887
securities, at
value (including
repurchase
agreements of
$66,984,000)
(cost
$371,203,466)
- See
accompanying
schedule

Cash                                         733,923

Receivable for                               2,535,340
investments
sold

Receivable for                               2,462,061
fund shares sold

Dividends                                    521,321
receivable

Redemption fees                              3,971
receivable

Other receivables                            3,107

Prepaid expenses                             18,700

 TOTAL ASSETS                                430,127,310

LIABILITIES

Payable for                   $ 3,908,321
investments
purchased

Payable for fund               5,920,937
shares
redeemed

Accrued                        193,035
management
fee

Other payables                 302,136
and
accrued
expenses

Collateral on                  3,298,200
securities
loaned,
at value

 TOTAL LIABILITIES                           13,622,629

NET ASSETS                                  $ 416,504,681

Net Assets
consist of:

Paid in capital                             $ 344,444,612

Undistributed net                            2,286,239
investment
income

Accumulated                                  17,128,258
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               52,645,572
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 416,504,681
16,174,498
shares
outstanding

NET ASSET VALUE                              $25.75
and redemption
price per share
($416,504,681 (divided by)
16,174,498
shares)

Maximum offering                             $26.55
price per share
(100/97.00 of
$25.75)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                           $ 4,218,178
INCOME
Dividends

Interest (including                   436,026
income on
securities
loaned of
$13,322)

 TOTAL INCOME                         4,654,204

EXPENSES

Management fee         $ 981,392

Transfer agent          1,177,528
fees

Accounting and          162,532
security lending
fees

Non-interested          592
trustees'
compensation

Custodian fees          10,598
and expenses

Registration fees       23,906

Audit                   25,104

Legal                   1,279

Interest                1,239

Miscellaneous           2,419

 Total expenses         2,386,589
before
reductions

 Expense                (22,555       2,364,034
reductions             )

NET INVESTMENT                        2,290,170
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             17,620,269
securities

 Foreign                (836          17,619,433
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             2,996,175
securities

 Assets and             151           2,996,326
liabilities in
 foreign
currencies

NET GAIN (LOSS)                       20,615,759

NET INCREASE                         $ 22,905,929
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 757,787
INFORMATION
Sales charges
paid to FDC

 Deferred sales                      $ 1,601
charges
withheld
 by FDC

 Exchange fees                       $ 56,640
withheld by FSC

 Expense                             $ 20,655
reductions
 Directed
brokerage
arrangements

  Custodian                           1,046
interest credits

  Transfer agent                      854
interest credits

                                     $ 22,555

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 2,290,170     $ 5,565,530
Net investment
income

 Net realized        17,619,433      22,328,052
gain (loss)

 Change in net       2,996,326       44,057,165
unrealized
appreciation
(depreciation)

 NET INCREASE        22,905,929      71,950,747
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,218,898      (3,155,657
shareholders        )               )
From net
investment
income

 From net            (7,020,305      (9,088,286
realized gain       )               )

 TOTAL               (8,239,203      (12,243,943
DISTRIBUTIONS       )               )

Share                236,569,764     388,478,435
transactions
Net proceeds
from sales of
shares

 Reinvestment of     8,038,419       11,963,979
distributions

 Cost of shares      (158,282,272    (309,887,067
redeemed            )               )

 Paid in capital     334,446         312,663
portion of
redemption fees

 NET INCREASE        86,660,357      90,868,010
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              101,327,083     150,574,814
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        315,177,598     164,602,784
period

 End of period      $ 416,504,681   $ 315,177,598
(including
undistributed
net investment
income of
$2,286,239
and
$2,409,873,
respectively)

OTHER
INFORMATION
Shares

 Sold                9,404,116       17,599,773

 Issued in           340,034         512,815
reinvestment of
distributions

 Redeemed            (6,500,306      (14,323,517
                    )               )

 Net increase        3,243,844       3,789,071
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 24.37      $ 18.01     $ 17.99     $ 20.88    $ 16.48     $ 11.40
beginning of
period

Income from
Investment
Operations

 Net investment        .17          .52         .37         .19        .16         .25
income

 Net realized and      1.79         6.78        .87         .93        5.09        5.37
unrealized gain
(loss)

 Total from            1.96         7.30        1.24        1.12       5.25        5.62
investment
operations



Less Distributions

 From net              (.09)        (.25)       (.29)       (.15)      (.11)       (.15)
investment
income

 From net              (.52)        (.72)       (.98)       (3.92)     (.81)       (.53)
realized gain

 Total                 (.61)        (.97)       (1.27)      (4.07)     (.92)       (.68)
distributions

Redemption fees        .03          .03         .05         .06        .07         .14
added to paid in
capital

Net asset value,      $ 25.75      $ 24.37     $ 18.01     $ 17.99    $ 20.88     $ 16.48
end of period

TOTAL RETURN B, C      8.39%        40.94%      7.79%       6.46%      33.10%      52.34%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 416,505    $ 315,178   $ 164,603   $ 97,429   $ 315,520   $ 156,570
period (000
omitted)

Ratio of expenses      1.46% A      1.41%       1.58%       1.62%      1.49% A     1.77%
to average net
assets

Ratio of expenses      1.44% A,     1.40%       1.56%       1.60% E    1.49% A     1.77%
to average net        E            E           E
assets after
expense
reductions

Ratio of net           1.40% A      2.42%       1.99%       .88%       1.06% A     1.80%
investment
income to
average net
assets

Portfolio turnover     77% A        103%        106%        74%        63% A       89%
rate

Average               $ .0365
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED. D NET INVESTMENT
INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.



BIOTECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past one, five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6    PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH     YEAR     YEARS    YEARS
                          S

BIOTECHNOLOGY             -7.37%    12.80%   35.29%   263.30%

BIOTECHNOLOGY             -10.14%   9.42%    31.23%   252.40%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%     18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six month, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

BIOTECHNOLOGY             12.80%   6.23%    13.77%

BIOTECHNOLOGY             9.42%    5.59%    13.42%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 144533 S00000000000001
             Biotechnology               SP Standard & Poor 500
             00042                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8036.27                     9173.00
  1986/10/31       8631.55                     9702.28
  1986/11/30       8440.76                     9938.05
  1986/12/31       7898.90                     9684.63
  1987/01/31       8952.08                    10989.15
  1987/02/28      10791.35                    11423.22
  1987/03/31      10745.55                    11753.35
  1987/04/30      10608.18                    11648.74
  1987/05/31      10562.39                    11750.09
  1987/06/30      10486.07                    12343.47
  1987/07/31      10501.34                    12969.28
  1987/08/31      10928.72                    13453.04
  1987/09/30      10768.45                    13158.41
  1987/10/31       7456.25                    10324.09
  1987/11/30       6731.24                     9473.39
  1987/12/31       7632.63                    10194.31
  1988/01/31       8018.20                    10623.49
  1988/02/29       8317.21                    11118.55
  1988/03/31       8262.13                    10774.98
  1988/04/30       8112.62                    10894.59
  1988/05/31       7955.25                    10989.37
  1988/06/30       8222.78                    11493.78
  1988/07/31       8214.92                    11450.10
  1988/08/31       7986.72                    11060.80
  1988/09/30       8151.97                    11531.99
  1988/10/31       8065.41                    11852.58
  1988/11/30       7687.71                    11683.09
  1988/12/31       7947.38                    11887.54
  1989/01/31       8498.19                    12757.71
  1989/02/28       8435.24                    12440.04
  1989/03/31       9056.87                    12729.90
  1989/04/30       9363.74                    13390.58
  1989/05/31       9788.65                    13932.90
  1989/06/30       9536.86                    13853.48
  1989/07/31      10418.15                    15104.45
  1989/08/31      10811.58                    15400.50
  1989/09/30      11267.97                    15337.35
  1989/10/31      11307.31                    14981.53
  1989/11/30      11661.40                    15287.15
  1989/12/31      11438.86                    15654.04
  1990/01/31      10582.95                    14603.66
  1990/02/28      11582.85                    14792.04
  1990/03/31      12070.80                    15184.03
  1990/04/30      12222.78                    14804.43
  1990/05/31      13942.61                    16247.86
  1990/06/30      14916.27                    16137.38
  1990/07/31      14956.71                    16085.74
  1990/08/31      14495.63                    14631.59
  1990/09/30      14172.07                    13919.03
  1990/10/31      14293.41                    13859.18
  1990/11/30      16024.47                    14754.48
  1990/12/31      16511.73                    15166.13
  1991/01/31      18408.01                    15827.37
  1991/02/28      21016.44                    16959.03
  1991/03/31      23185.98                    17369.44
  1991/04/30      22175.74                    17411.13
  1991/05/31      23583.46                    18163.29
  1991/06/30      22331.32                    17331.41
  1991/07/31      24341.66                    18139.05
  1991/08/31      26047.41                    18568.95
  1991/09/30      27396.34                    18258.85
  1991/10/31      30094.20                    18503.51
  1991/11/30      28083.86                    17757.82
  1991/12/31      32865.81                    19789.32
  1992/01/31      32207.05                    19421.24
  1992/02/29      29734.44                    19673.71
  1992/03/31      27478.41                    19290.07
  1992/04/30      24915.57                    19857.20
  1992/05/31      26702.34                    19954.50
  1992/06/30      26233.66                    19657.18
  1992/07/31      27605.03                    20461.16
  1992/08/31      25878.49                    20041.71
  1992/09/30      25789.69                    20278.20
  1992/10/31      27052.54                    20349.17
  1992/11/30      29716.36                    21043.08
  1992/12/31      29466.42                    21301.91
  1993/01/31      27952.13                    21480.84
  1993/02/28      23440.38                    21772.98
  1993/03/31      23793.02                    22232.39
  1993/04/30      24404.96                    21694.37
  1993/05/31      25981.48                    22275.78
  1993/06/30      26137.06                    22340.38
  1993/07/31      25276.19                    22251.02
  1993/08/31      26230.40                    23094.33
  1993/09/30      27309.08                    22916.50
  1993/10/31      29341.96                    23390.88
  1993/11/30      29113.78                    23168.66
  1993/12/31      29673.86                    23449.00
  1994/01/31      30690.30                    24246.27
  1994/02/28      28636.67                    23589.20
  1994/03/31      25742.93                    22560.71
  1994/04/30      25276.19                    22849.48
  1994/05/31      24850.95                    23224.22
  1994/06/30      23865.62                    22655.22
  1994/07/31      23927.85                    23398.31
  1994/08/31      26168.17                    24357.64
  1994/09/30      26085.20                    23760.88
  1994/10/31      25193.22                    24295.50
  1994/11/30      24726.49                    23410.66
  1994/12/31      24280.50                    23757.84
  1995/01/31      25369.54                    24373.88
  1995/02/28      26240.78                    25323.73
  1995/03/31      26666.02                    26071.03
  1995/04/30      27495.77                    26838.83
  1995/05/31      27744.69                    27911.57
  1995/06/30      28750.76                    28559.96
  1995/07/31      30036.87                    29507.01
  1995/08/31      31240.01                    29581.07
  1995/09/30      32640.21                    30829.39
  1995/10/31      32380.91                    30719.33
  1995/11/30      33459.58                    32067.91
  1995/12/31      36202.27                    32685.54
  1996/01/31      38343.43                    33798.15
  1996/02/29      38042.00                    34111.46
  1996/03/31      37439.15                    34439.95
  1996/04/30      38247.50                    34947.60
  1996/05/31      38693.84                    35848.90
  1996/06/30      36355.84                    35985.48
  1996/07/31      33688.40                    34395.64
  1996/08/30      35239.98                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 144538 R00000000000123
Let's say hypothetically that $10,000 was invested in Fidelity Select Biotechnology Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $35,240 - a 252.40% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                       % OF FUND'S
                                       INVESTMENTS

Amgen, Inc.                            9.9

Genentech, Inc. special                8.8

Schering-Plough Corp.                  3.8

Pharmacia & Upjohn, Inc.               3.6

Interneuron Pharmaceuticals, Inc.      2.2

Biogen, Inc.                           2.2

Ares Serono Class B (Bearer)           2.0

Protein Design Labs, Inc.              1.7

Ligand Pharmaceuticals, Inc. Class B   1.6

COR Therapeutics, Inc.                 1.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 14.4
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 21.5
Row: 1, Col: 6, Value: 45.6
Biotechnology 45.6%
Drugs 21.5%
Pharmaceutical
Preparations 12.7%
Commercial
Laboratory Research 3.0%
Medical Technology 2.8%
All Others 14.4% *
* INCLUDES SHORT-TERM INVESTMENTS
BIOTECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




Karen Firestone,
Portfolio Manager of Fidelity Select Biotechnology Portfolio
Q. HOW DID THE FUND PERFORM, KAREN?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned -7.37% and 12.80%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% and 18.73% for the same time period.
Q. HOW DO EXPLAIN THE FUND'S BELOW-MARKET PERFORMANCE?
A. The relative performance of the biotechnology sector was very weak, especially during the past three months. When compared to the S&P 500, the fund's performance was poor, as the biotech industry performed much worse than the overall market did. Stocks in this sector had an extended period from June 1995 to May 1996 during which they were very strong performers. Eventually, they became overvalued and, ultimately, they corrected. I think it was inevitable.
Q. DID THE CHALLENGES BROUGHT ON BY THE BIOTECH CORRECTION CAUSE YOU TO CHANGE YOUR INVESTMENT STRATEGY?
A. No. I had positioned the portfolio rather conservatively in anticipation of such a correction. In fact, the top holdings in the fund reflect a more offensive approach to pure biotechnology stocks going forward. Since many of the stocks corrected by more than 30% during the period, I became a bit more aggressive and recently began to buy the ones I thought were too expensive three and six months ago. Specifically, I increased the fund's position in Interneuron Pharmaceuticals, a biotech firm that recently received the Food and Drug Administration's approval for a new obesity drug.
Q. WHAT OTHER STRATEGIES DID YOU FOLLOW IN THIS PARTICULARLY CHALLENGING MARKET ENVIRONMENT?
A. I've continued to add to the fund's exposure to genomics. Genomics is the discovery and categorization of genes as they relate to diseases. I've increased the fund's holdings in Human Genome Sciences and initiated a position in Millennium Pharmaceuticals, which is also involved with genetics.
Q. IT LOOKS LIKE YOU REDUCED THE FUND'S HOLDINGS IN DRUG STOCKS DURING THE PERIOD. WHAT WAS YOUR THINKING?
A. That's true, and the fund's holdings had been fairly large in this area. Drug stocks performed well on a price basis during the period - and the fund's holdings in them helped to reduce the effects of the correction in biotech on the fund. But I began to sell them when their prices got a little too high and focused more of the fund's assets back toward biotech.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. I continued to steer the fund toward stocks where I thought there were definite near-term business prospects. I'm especially interested in companies where I expect a positive announcement about clinical results or where there's other tangible evidence of success.
Q. DO YOU REGRET ANY INVESTMENTS YOU MADE DURING THE PAST SIX MONTHS?
A. As I said, I think the fund was well-positioned to weather the inevitable correction in biotech stocks so, no, I don't have any regrets with respect to the fund's specific investments. I am disappointed in the industry, though, in that there hasn't been faster success for companies on the clinical front. It is an extremely slow and costly process to develop new drugs, and sometimes it can be frustrating.
Q. WHAT'S AHEAD FOR THE FUND?
A. I don't expect my strategy to change much, and my outlook for the industry remains positive. New products are constantly being researched and new therapies go into clinical trials on a weekly basis for everything from cancer to arthritis. I also think the biotech industry was given a boost by the success of the AIDS inhibitors treatment that was developed using biotechnology techniques. My goal continues to be to pick the best stocks in the biotech sector that I think will outperform the market and other biotech companies.

FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 042
TRADING SYMBOL: FBIOX
SIZE: as of August 31, 1996, more than
$645 million
MANAGER: Karen Firestone, since 1992;
manager, Fidelity Select Health Care Portfolio, since 1995; Fidelity Select Air Transportation
Portfolio, 1987-1992; Fidelity Select Leisure
Portfolio, 1989-1992; joined Fidelity in 1983
(checkmark)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
BIOTECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.0%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 0.4%
CROPS - 0.4%
DEKALB Genetics Corp. Class B  71,100 $ 2,310,750  24487820
CHEMICALS & PLASTICS - 1.3%
Hoechst AG Ord.   250,000  8,762,450  43439010
DRUGS & PHARMACEUTICALS - 83.0%
BIOTECHNOLOGY - 45.6%
Advanced Tissue Sciences Corp. Class A 50,000 687,500 00755F10 Alkermes, Inc. (a) 434,200 5,753,150 01642T10
Amgen, Inc. (a)  1,110,200  64,669,150  03116210
Biochem Pharmaceuticals, Inc. (a) 254,000 8,854,961 09058T10 Biogen, Inc. (a) 202,900 14,152,275 09059710
COR Therapeutics, Inc. (a)(c)  1,025,500  10,062,719  21775310
Cambridge Neuroscience, Inc. (a)  108,100  959,388  13242610
Cell Genesys, Inc. (a)  336,600  2,272,050  15092110
Cephalon, Inc.   120,000  2,010,000  15670810
Chiron Corp. (a)  296,400  5,816,850  17004010
Depotech Corp. (a)  32,500  613,438  24967310
Dynagen, Inc. (warrants) (a)  40,000  41,250  26791712
Genentech, Inc. special (a)  1,093,800  57,424,500  36871030
Genetics Institute, Inc. (a)  109,280  6,775,360  37185530
Genome Therapeutics Corp. (a)  670,000  6,113,750  37243010
Genzyme Corp. (a)  270,000  6,446,250  37291710
Gilead Sciences, Inc. (a)  273,100  6,622,675  37555810
Human Genome Sciences, Inc. (a)  223,800  7,637,175  44490310
Idexx Laboratories (a)  80,000  3,100,000  45168D10
Imclone Systems, Inc.   200,000  1,750,000  45245W10
Interneuron Pharmaceuticals, Inc. (a) 470,600 14,706,250 46057310 Magainin Pharmaceuticals, Inc. (a) 394,800 4,466,175 55903610
Medimmune, Inc.   230,000  3,220,000  58469910
Molecular Biosystems, Inc.   200,000  1,550,000  60851310
Neurex Corp. (a)  250,000  4,578,125  64123810
Neurogen Corp. (a)  62,400  1,435,200  64124E10
North American Vaccine, Inc. (a)  73,300  1,594,275  65720110
Pharmacia & Upjohn, Inc.   559,800  23,511,600  71694110
Protein Design Labs, Inc. (a)  743,400  11,243,925  74369L10
Regeneron Pharmaceuticals, Inc.   200,000  3,350,000  75886F10
Sepracor, Inc. (a)  228,000  3,021,000  81731510
Sequana Therapeutics, Inc. (a)  370,900  6,119,850  81732210
Somatix Therapy Corp. (a)  427,900  2,059,269  83444710
Sugen, Inc. (a)  293,900  3,563,538  86504110
Vical, Inc. (a)  118,900  1,575,425  92560210
Virus Research Institute, Inc.   50,000  325,000  92792010
  298,082,073
COMMERCIAL LABORATORY RESEARCH - 3.0%
Cryomedical Sciences, Inc. (a)  393,000  736,875  22904910
INCYTE Pharmaceuticals, Inc. (a)  127,600  5,183,750  45337C10
Intercardia, Inc.   225,000  4,781,250  45844M10
Medarex, Inc. (a)  379,400  2,513,525  58391610
Millennium Pharmaceuticals, Inc.   330,100  6,024,325  59990210
  19,239,725
DRUGS - 21.5%
Allergan, Inc.   155,600  6,048,950  01849010
Anesta Corp.   176,900  2,056,463  03460310
Ares Serono Class B (Bearer)  12,300  12,893,511  03999392
Astra AB Class B Free shares  165,000  6,829,510  04632299
Barr Laboratories, Inc. (a)  75,000  1,931,250  06830610
Bristol-Myers Squibb Co.   70,000  6,142,500  11012210
Dura Pharmaceuticals, Inc. (a)  160,000  5,560,000  26632S10
Elan Corp. PLC (a):
 ADR  267,276  8,385,785  28413120
 (warrants)  14,339  394,323  28413114

 SHARES VALUE (NOTE 1)
Glaxo Wellcome PLC sponsored ADR (a)  100,000 $ 2,850,000  37733W10
IVAX Corp.   85,900  1,385,138  46582310
Lilly (Eli) & Co.   51,300  2,936,925  53245710
Lynx Therapeutics, Inc. (a)  19,399  96,995  55181230
Matrix Pharmaceutical, Inc. (a)  125,400  1,583,175  57684410
Merck & Co., Inc.   50,000  3,281,250  58933110
Novo Industri A/S ADR  16,000  616,000  67010020
Novo-Nordisk AS Class B  44,000  6,761,420  67010010
Pfizer, Inc.   105,600  7,497,600  71708110
Roche Holdings Ltd. participation
 certificates  700  5,325,706  77157092
Schering-Plough Corp.   440,900  24,635,288  80660510
Schering-Plough Corp. unit (b)  6,300  1,000,125  80660540
Sequus Pharmaceuticals, Inc. (a)  599,400  8,691,300  81747110
Takeda Chemical Industries Ltd.   361,000  6,233,571  87405810
Warner-Lambert Co.   100,000  5,950,000  93448810
Watson Pharmaceuticals, Inc. (a)  238,894  6,927,926  94268310
Yamanouchi Pharmaceutical Co. Ltd.   233,000  4,793,754  98414010
  140,808,465
IN VITRO, IN VIVO DIAGNOSTIC SUBSTANCES - 0.2%
Igen, Inc. (a)  173,900  1,195,563  44953610
PHARMACEUTICAL PREPARATIONS - 12.7%
Alpharma, Inc. Class A  216,700  3,413,025  02081310
Ariad Pharmaceuticals, Inc. (c)  979,100  3,549,238  04033A10
Arris Pharmaceutical Corp. (a)  623,500  6,702,624  04269W10
CIBA-GEIGY AG (Reg.)  7,400  9,326,955  17199492
Cocensys, Inc. (a)  156,000  1,092,000  19126310
Copley Pharmaceutical, Inc. (a)  257,400  2,831,400  21745K10
Guilford Pharmaceuticals, Inc. (a)  283,700  7,872,675  40182910
Houghten Pharmaceuticals, Inc.   100,000  500,000  44150210
Ibah, Inc.   30,000  172,500  45073110
Immunex Corp. (a)  734,700  9,642,938  45252810
Inhale Therapeutic Systems (a)  477,500  7,162,500  45719110
La Jolla Pharmaceutical Co. (a)  87,300  469,238  50345910
Ligand Pharmaceuticals, Inc. Class B (a)  857,065  10,445,480  53220K20
NPS Pharmaceuticals, Inc.   415,000  5,031,875  62936P10
Nexstar Pharmaceuticals, Inc.   220,800  4,857,600  65333B10
Noven Pharmaceuticals, Inc. (a)  50,000  656,250  67000910
Sandoz AG (Reg.)  2,500  2,970,050  80005292
T Cell Sciences, Inc. (a)  494,100  1,142,606  87234210
Theratech, Inc. (a)  195,000  2,096,250  88338310
Vivus, Inc.   95,500  3,342,500  92855110
  83,277,704
TOTAL DRUGS & PHARMACEUTICALS   542,603,530
ELECTRICAL EQUIPMENT - 0.0%
TV & RADIO COMMUNICATION EQUIPMENT - 0.0%
ASN (warrants) (a)  5,000  -  04599F22
HOME FURNISHINGS - 0.5%
FURNITURE - 0.5%
Kinetic Concepts, Inc.   210,500  3,131,187  49460W10
MEDICAL EQUIPMENT & SUPPLIES - 3.2%
MEDICAL SUPPLIES & APPLIANCES - 0.4%
Cygnus, Inc. (a)  100,000  1,725,000  23256010
Exogen, Inc. (a)  213,500  1,014,124  30209210
  2,739,124
MEDICAL TECHNOLOGY - 2.8%
Conceptus, Inc. (a)  132,000  1,369,500  20601610
Haemonetics Corp. (a)  130,700  2,679,350  40502410
Metra Biosystems, Inc.   300,000  1,537,500  59159110
Pall Corp.   300,000  7,050,000  69642930
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
MEDICAL TECHNOLOGY - CONTINUED
St. Jude Medical, Inc. (a)  97,400 $ 3,494,225  79084910
Sonus Pharmaceuticals, Inc. (a)  70,000  1,417,500  83569210
Stryker Corp.   30,000  733,125  86366710
  18,281,200
TOTAL MEDICAL EQUIPMENT & SUPPLIES   21,020,324
MEDICAL FACILITIES MANAGEMENT - 1.6%
HOSPITALS - 0.9%
Columbia/HCA Healthcare Corp.   103,700  5,846,088  19767710
HOSPITALS, GENERAL MEDICAL - 0.2%
Medpartners/Mullikin, Inc.   60,000  1,245,000  58496810
HMOS & OUTPATIENT CARE - 0.1%
United HealthCare Corp.   14,860  573,967  91058110
NURSING CARE & NURSING HOMES - 0.1%
ARV Assisted Living, Inc. (a)  43,000  623,500  00204C10
SKILLED NURSING CARE FACILITIES - 0.3%
TheraTx, Inc. (a)  149,500  2,317,250  88338410
TOTAL MEDICAL FACILITIES MANAGEMENT   10,605,805
TOTAL COMMON STOCKS
 (Cost $560,936,891)   588,434,046
REPURCHASE AGREEMENTS - 10.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 65,328,086  65,290,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $626,226,891)  $ 653,724,046
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,125 or 0.2% of net assets.
(c) A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE AFFILIATE COST COST INCOME
Ariad Pharmaceuticals, Inc. $ 85,000 $ - $ - $ 3,549,238
Arris Pharmaceutical Corp.   1,962,500  475,000  -  -
COR Therapeutics, Inc.   -  -  -  10,062,719
Guilford Pharmaceuticals, Inc.   1,000,000  -  -  -
Inhale Therapeutic Systems   -  822,515  -  -
Insite Vision, Inc.   -  82,613  -  -
Protein Design Labs, Inc.   -  1,014,182  -  -
Totals $ 3,047,500 $ 2,394,310 $ - $ 13,611,957
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $150,848,181 and $450,314,607, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $50,803 for the period (see
Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $10,839,000. The weighted average interest rate paid was 5.7% (see Note 6 of Notes to Financial Statements). At the period end, the value of securities loaned and the value of collateral amounted to $8,941,850 and $9,508,100, respectively (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   86.8%
Switzerland    4.7
Japan   1.7
Canada   1.6
Ireland   1.3
Germany   1.3
Denmark   1.1
Sweden   1.0
Others (individually less than 1%)   0.5
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $626,929,147. Net unrealized appreciation aggregated $26,794,899 of which $79,598,399 related to appreciated investment securities and $52,803,500 related to depreciated investment securities. BIOTECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)


ASSETS

Investment in securities, at                                                                                        $ 653,724,046
value (including repurchase agreements of $65,290,000)
(cost $626,226,891) - See accompanying schedule

Cash                                                                                                                 227

Receivable for investments sold                                                                                      2,420,025

Receivable for fund shares sold                                                                                      1,098,751

Dividends receivable                                                                                                 213,129

Redemption fees receivable                                                                                           2,050

Other receivables                                                                                                    1,292,060

Prepaid expenses                                                                                                     9,845

 TOTAL ASSETS                                                                                                        658,760,133

LIABILITIES

Payable for investments purchased                                                                      $ 82,892

Payable for fund shares redeemed                                                                        2,326,787

Accrued management fee                                                                                  321,308

Other payables and                                                                                      704,942
accrued expenses

Collateral on securities loaned,                                                                        9,508,100
at value

 TOTAL LIABILITIES                                                                                                   12,944,029

NET ASSETS                                                                                                          $ 645,816,104

Net Assets consist of:

Paid in capital                                                                                                     $ 534,630,667

Accumulated net investment (loss)                                                                                    (1,543,871
                                                                                                                    )

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                  85,230,528

Net unrealized appreciation (depreciation) on investments                                                            27,498,780
and assets and liabilities in
foreign currencies

NET ASSETS, for 19,474,838                                                                                          $ 645,816,104
shares outstanding

NET ASSET VALUE and redemption price per share ($645,816,104 (divided by) 19,474,838 shares)                         $33.16

Maximum offering price per share (100/97.00 of $33.16)                                                               $34.19


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                  $ 2,594,669
Dividends

Interest (including income on securities loaned of $103,347)                        1,909,865

 TOTAL INCOME                                                                       4,504,534

EXPENSES

Management fee                                                     $ 2,392,734

Transfer agent fees                                                 3,211,380

Accounting and security lending fees                                329,759

Non-interested trustees' compensation                               1,547

Custodian fees and expenses                                         35,413

Registration fees                                                   9,845

Audit                                                               26,334

Legal                                                               11,775

Interest                                                            1,701

Miscellaneous                                                       6,308

 Total expenses before reductions                                   6,026,796

 Expense reductions                                                 (38,931         5,987,865
                                                                   )

NET INVESTMENT INCOME (LOSS)                                                        (1,483,331
                                                                                   )

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $1,771,496       85,456,015
on sale of investments in
affiliated issuers)

 Foreign currency transactions                                      (2,401          85,453,614
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (147,201,218
                                                                   )

 Assets and liabilities in                                          1,625           (147,199,593
 foreign currencies                                                                )

NET GAIN (LOSS)                                                                     (61,745,979
                                                                                   )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ (63,229,310
                                                                                   )

OTHER INFORMATION                                                                  $ 1,161,324
Sales charges paid to FDC

 Deferred sales charges withheld                                                   $ 15,996
 by FDC

 Exchange fees withheld by FSC                                                     $ 206,723

 Expense reductions                                                                $ 34,550
 Directed brokerage arrangements

  Custodian interest credits                                                        632

  Transfer agent interest credits                                                   3,749

                                                                                   $ 38,931


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
Operations                          ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)




Net investment income (loss)                                                                     $ (1,483,331)    $ 2,118,503

 Net realized gain (loss)                                                                         85,453,614       60,844,285

 Change in net unrealized appreciation (depreciation)                                             (147,199,593)    158,651,823

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (63,229,310)     221,614,611

Distributions to shareholders                                                                     (756,797)        (1,392,589)
From net investment income

 From net realized gain                                                                           (18,469,880)     -

 TOTAL DISTRIBUTIONS                                                                              (19,226,677)     (1,392,589)

Share transactions                                                                                198,596,743      886,867,937
Net proceeds from sales of shares

 Reinvestment of distributions                                                                    18,832,280       1,358,134

 Cost of shares redeemed                                                                          (586,578,191)    (460,786,384)

 Paid in capital portion of redemption fees                                                       557,462          1,005,318

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                         (368,591,706)    428,445,005

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         (451,047,693)    648,667,027

NET ASSETS

 Beginning of period                                                                              1,096,863,797    448,196,770

 End of period (including accumulated undistributed net investment (loss) income of $(1,543,871)
and                                                                                               $ 645,816,104    $ 1,096,863,797

$729,404, respectively)

OTHER INFORMATION
Shares

 Sold                                                                                             5,591,988        26,953,463

 Issued in reinvestment of distributions                                                          548,886          41,419

 Redeemed                                                                                         (16,636,965)     (14,737,686)

 Net increase (decrease)                                                                          (10,496,091)     12,257,196



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 36.60      $ 25.30       $ 27.61     $ 22.60     $ 27.61     $ 26.78

Income from Investment Operations

 Net investment income (loss)                            (.07)        .11           (.06)       (.18)       (.08)       (.11)

 Net realized and unrealized gain (loss)                 (2.62)       11.21         (2.26)      5.15        (1.09)      3.36

 Total from investment operations                        (2.69)       11.32         (2.32)      4.97        (1.17)      3.25



Less Distributions

 From net investment income                              (.03)        (.07)         -           -           -           -

 In excess of net investment income                      -            -             -           -           -           (.02)

 From net realized gain                                  (.74)        -             -           -           (3.89)      (2.52)

 Total distributions                                     (.77)        (.07)         -           -           (3.89)      (2.54)

Redemption fees added to paid in capital                 .02          .05           .01         .04         .05         .12

Net asset value, end of period                          $ 33.16      $ 36.60       $ 25.30     $ 27.61     $ 22.60     $ 27.61

TOTAL RETURN B, C                                        (7.37)%      44.97%        (8.37)%     22.17%      (5.92)%     12.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 645,816    $ 1,096,864   $ 448,197   $ 481,146   $ 507,993   $ 679,877

Ratio of expenses to average net assets                  1.51% A      1.44%         1.59%       1.62%       1.50% A     1.50%
                                                                     F

Ratio of expenses to average net assets after            1.50% A,     1.43%         1.59%       1.61%       1.50% A     1.50%
expense reductions                                      E            E                         E

Ratio of net investment income (loss) to average net     (.37)% A     .35%          (.27)%      (.69)%      (.37)%      (.34)%
assets                                                                                                     A

Portfolio turnover rate                                  41% A        67%           77%         51%         79% A       160%

Average commission rate G                               $ .0363





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL STATEMENTS). F DURING THE PERIOD, FMR AGREED TO
REIMBURSE A PORTION
OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A
STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE
RATIO WOULD HAVE
BEEN HIGHER. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


HEALTH CARE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS    YEARS
                          S

HEALTH CARE               1.15%    19.96%   88.58%   396.49%

HEALTH CARE               -1.88%   16.36%   82.92%   381.60%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

HEALTH CARE               19.96%   13.53%   17.38%

HEALTH CARE               16.36%   12.84%   17.02%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 104724 S00000000000001
             Health Care                 SP Standard & Poor 500
             00063                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8375.45                     9173.00
  1986/10/31       9105.96                     9702.28
  1986/11/30       8972.17                     9938.05
  1986/12/31       8771.48                     9684.63
  1987/01/31      10079.97                    10989.15
  1987/02/28      11575.78                    11423.22
  1987/03/31      11506.21                    11753.35
  1987/04/30      11233.27                    11648.74
  1987/05/31      11342.98                    11750.09
  1987/06/30      11613.24                    12343.47
  1987/07/31      12057.43                    12969.28
  1987/08/31      12413.32                    13453.04
  1987/09/30      12180.52                    13158.41
  1987/10/31       8966.81                    10324.09
  1987/11/30       8097.16                     9473.39
  1987/12/31       8715.46                    10194.31
  1988/01/31       9363.19                    10623.49
  1988/02/29       9644.34                    11118.55
  1988/03/31       9404.54                    10774.98
  1988/04/30       9258.45                    10894.59
  1988/05/31       9233.65                    10989.37
  1988/06/30       9476.20                    11493.78
  1988/07/31       9462.42                    11450.10
  1988/08/31       9206.08                    11060.80
  1988/09/30       9514.79                    11531.99
  1988/10/31       9633.31                    11852.58
  1988/11/30       9352.17                    11683.09
  1988/12/31       9484.93                    11887.54
  1989/01/31      10154.68                    12757.71
  1989/02/28       9960.15                    12440.04
  1989/03/31      10485.39                    12729.90
  1989/04/30      11057.87                    13390.58
  1989/05/31      11402.48                    13932.90
  1989/06/30      11145.46                    13853.48
  1989/07/31      12526.01                    15104.45
  1989/08/31      12829.06                    15400.50
  1989/09/30      12921.66                    15337.35
  1989/10/31      12826.25                    14981.53
  1989/11/30      13379.04                    15287.15
  1989/12/31      13514.93                    15654.04
  1990/01/31      12739.49                    14603.66
  1990/02/28      12605.98                    14792.04
  1990/03/31      13108.75                    15184.03
  1990/04/30      13108.75                    14804.43
  1990/05/31      14912.44                    16247.86
  1990/06/30      15420.55                    16137.38
  1990/07/31      15633.45                    16085.74
  1990/08/31      14932.65                    14631.59
  1990/09/30      14483.19                    13919.03
  1990/10/31      14814.37                    13859.18
  1990/11/30      16390.43                    14754.48
  1990/12/31      16801.28                    15166.13
  1991/01/31      18459.84                    15827.37
  1991/02/28      20739.97                    16959.03
  1991/03/31      22588.80                    17369.44
  1991/04/30      22195.57                    17411.13
  1991/05/31      23400.64                    18163.29
  1991/06/30      22345.45                    17331.41
  1991/07/31      24322.69                    18139.05
  1991/08/31      25538.14                    18568.95
  1991/09/30      26052.77                    18258.85
  1991/10/31      27769.30                    18503.51
  1991/11/30      26252.52                    17757.82
  1991/12/31      30862.69                    19789.32
  1992/01/31      29850.09                    19421.24
  1992/02/29      28546.64                    19673.71
  1992/03/31      26805.12                    19290.07
  1992/04/30      25286.22                    19857.20
  1992/05/31      25806.88                    19954.50
  1992/06/30      24812.18                    19657.18
  1992/07/31      26304.79                    20461.16
  1992/08/31      25595.31                    20041.71
  1992/09/30      23823.57                    20278.20
  1992/10/31      24556.30                    20349.17
  1992/11/30      25901.59                    21043.08
  1992/12/31      25482.01                    21301.91
  1993/01/31      24113.47                    21480.84
  1993/02/28      21540.27                    21772.98
  1993/03/31      22134.40                    22232.39
  1993/04/30      22126.21                    21694.37
  1993/05/31      23011.25                    22275.78
  1993/06/30      22929.31                    22340.38
  1993/07/31      22183.57                    22251.02
  1993/08/31      22974.38                    23094.33
  1993/09/30      23691.43                    22916.50
  1993/10/31      25453.33                    23390.88
  1993/11/30      25367.29                    23168.66
  1993/12/31      26097.82                    23449.00
  1994/01/31      26614.69                    24246.27
  1994/02/28      25970.66                    23589.20
  1994/03/31      24276.47                    22560.71
  1994/04/30      25250.39                    22849.48
  1994/05/31      26676.48                    23224.22
  1994/06/30      26253.17                    22655.22
  1994/07/31      26779.22                    23398.31
  1994/08/31      30293.07                    24357.64
  1994/09/30      30510.88                    23760.88
  1994/10/31      30934.19                    24295.50
  1994/11/30      31604.08                    23410.66
  1994/12/31      31698.06                    23757.84
  1995/01/31      33376.98                    24373.88
  1995/02/28      34084.36                    25323.73
  1995/03/31      35011.13                    26071.03
  1995/04/30      35499.14                    26838.83
  1995/05/31      35841.17                    27911.57
  1995/06/30      37654.83                    28559.96
  1995/07/31      39810.52                    29507.01
  1995/08/31      40148.05                    29581.07
  1995/09/30      42398.25                    30829.39
  1995/10/31      42501.76                    30719.33
  1995/11/30      44292.91                    32067.91
  1995/12/31      46236.33                    32685.54
  1996/01/31      47890.17                    33798.15
  1996/02/29      47610.58                    34111.46
  1996/03/31      47776.44                    34439.95
  1996/04/30      47576.43                    34947.60
  1996/05/31      48439.49                    35848.90
  1996/06/30      48473.82                    35985.48
  1996/07/31      46580.96                    34395.64
  1996/08/30      48159.98                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 104729 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Health Care Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $48,160 - a 381.60% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                               % OF FUND'S
                               INVESTMENTS

Bristol-Myers Squibb Co.       5.8

Schering-Plough Corp.          5.4

SmithKline Beecham PLC ADR     5.3

Pharmacia & Upjohn, Inc.       5.2

Pfizer, Inc.                   3.9

St. Jude Medical, Inc.         3.0

American Home Products Corp.   2.9

Allergan, Inc.                 2.7

Amgen, Inc.                    2.7

Merck & Co., Inc.              2.6

TOP INDUSTRIES AS OF AUGUST 31, 1996
Drugs 41.0%
Biotechnology 13.7%
Medical Technology 9.5%
Medical Supplies &
Appliances 6.4%
Pharmaceutical Preparations 5.0%
All Others 24.4% *
Row: 1, Col: 1, Value: 24.4
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 6.4
Row: 1, Col: 4, Value: 9.5
Row: 1, Col: 5, Value: 13.7
Row: 1, Col: 6, Value: 41.0
* INCLUDES SHORT-TERM INVESTMENTS
HEALTH CARE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Karen Firestone,
Portfolio Manager of Fidelity Select Health Care Portfolio
Q. HOW DID THE FUND PERFORM, KAREN?
A. The fund returned 1.15% for the six months and 19.96% for the year ended August 31, 1996. By comparison, the Standard & Poor's 500 Index returned 2.96% and 18.73% for the same time periods, respectively.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?
A. Health care stocks tend to move up when the market gets defensive and tend to underperform in a rising long-term interest rate environment such as the one we experienced during the past six months. Although they are growth companies and not cyclical ones, health care stocks still move up and down quite a bit.
Q. SO, WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?
A. It's the same as it's always been. I am most interested in owning the companies that I feel fairly confident will have a positive earnings picture. This philosophy is reflected in some of the fund's largest holdings, such as Bristol-Myers Squibb, Schering-Plough and SmithKline Beecham.
Q. BESIDES THE MAJOR DRUG COMPANIES, WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. During the period, I added to the fund's position in medical device companies such as Medtronic. Medtronic is the leader in developing, manufacturing and distributing implantable medical devices for use with cardiac patients. Medical device companies underperformed recently, and I think they may be ready to move higher. Again, while making these investments, I'm looking for sustainable earnings growth and successful product introductions.
Q. HEALTH MAINTENANCE ORGANIZATION (HMO) STOCKS ENDURED A TOUGH COUPLE OF MONTHS. HOW DID THAT AFFECT THE FUND?
A. The HMO industry is well-known as a rapidly changing and volatile field. The fund had limited exposure to HMOs in 1995, and I began buying them selectively again in early 1996. As a group, HMOs performed rather poorly during the past six months. HMOs have grown in popularity so quickly during the past couple of years that it recently resulted in a couple of negative trends in the business. For instance, many HMOs have grown so fast that they've been unable to control costs, which hurt stock prices, especially during the past couple of months. However, I still think that companies that can run their businesses efficiently should be able to meet their targeted earnings and continue to grow. I've begun to add to the fund's holdings in HMOs and hospitals as I find attractive buying opportunities.
Q. WERE THERE ANY INVESTMENT DECISIONS THAT YOU REGRET MAKING DURING THE PAST SIX MONTHS?
A. Yes. I wish the fund had owned more long-term-care nursing homes and assisted living organizations. It's only been in recent years that these types of stocks have been available in the marketplace - and they are only beginning to get over some early growing pains and come into their own as investments. They performed well during the period and, in hindsight, the fund didn't have as large a position in them as I would have liked.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. While the first portion of 1996 was tough, I think the health care industry has the potential to outperform for the rest of the year. I think the industry's earnings momentum is strongly in place versus other sectors of the economy. I'll continue to pick the stocks in the health care sector that I think have the best chances of outperforming based on growth fundamentals, strong balance sheets, product flow and innovation. I'll also be watching for companies that are buying back stock - a trend that recently began to surface in the sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 063
TRADING SYMBOL: FSPHX
SIZE: as of August 31, 1996, more than
$1.1 billion
MANAGER: Karen Firestone, since 1995;
manager, Fidelity Select Biotechnology
Portfolio since 1992; Fidelity Select Air
Transportation portfolio, 1987-1992; Fidelity
Select Leisure Portfolio, 1989-1992; joined
Fidelity in 1983
(checkmark)
HEALTH CARE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.8%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 1.0%
CHEMICALS - 1.0%
Hoechst AG Ord.   340,000 $ 11,916,934  43439010
COMPUTER SERVICES & SOFTWARE - 0.1%
CAD/CAM/CAE - 0.1%
Healthdyne Information Enterprises, Inc.   258,200  1,323,275  42220410
DEFENSE ELECTRONICS - 0.1%
Maxwell Laboratories, Inc. (a)  91,500  1,555,500  57776310
DRUG STORES - 0.3%
Eckerd Corp. (a)  148,000  3,626,000  27876310
DRUGS & PHARMACEUTICALS - 60.0%
BIOTECHNOLOGY - 13.7%
Amgen, Inc. (a)  550,000  32,037,500  03116210
Biochem Pharmaceuticals, Inc. (a)  71,200  2,482,178  09058T10
Biogen, Inc. (a)  76,500  5,335,875  09059710
COR Therapeutics, Inc. (a)  387,100  3,798,419  21775310
Elf Sanofi SA  165,000  13,026,830  91399A92
Genentech, Inc. special (a)  397,400  20,863,500  36871030
Genetics Institute, Inc. (a)  90,000  5,580,000  37185530
Human Genome Sciences, Inc.(a)   100,000  3,412,495  44490310
Idexx Laboratories (a)  150,000  5,812,500  45168D10
IGI, Inc. (a)  100,000  556,250  44957510
Interneuron Pharmaceuticals, Inc.   100,000  3,125,000  46057310
Magainin Pharmaceuticals, Inc. (a)  70,000  791,875  55903610
Pharmacia & Upjohn, Inc.   1,493,600  62,731,200  71694110
Regeneron Pharmaceuticals, Inc. (a)  155,900  2,611,325  75886F10
Ribozyme Pharmaceuticals, Inc. (a)  80,500  955,938  76256710
Sequana Therapeutics, Inc. (a)  100,000  1,650,000  81732210
Virus Research Institute, Inc. (a)  35,000  227,500  92792010
  164,998,385
COMMERCIAL LABORATORY RESEARCH - 0.3%
INCYTE Pharmaceuticals, Inc. (a)  80,000  3,250,000  45337C10
DRUGS - 41.0%
ALZA Corp. Class A (a)  140,000  3,832,500  02261510
Allergan, Inc.   851,500  33,102,063  01849010
American Home Products Corp.   584,800  34,649,400  02660910
Astra AB Class A Free shares  270,000  11,420,285  04632292
Barr Laboratories, Inc. (a)  105,600  2,719,200  06830610
Bristol-Myers Squibb Co.   791,100  69,419,025  11012210
Dura Pharmaceuticals, Inc. (a)  200,000  6,950,000  26632S10
Elan Corp. PLC ADR (a)  391,820  12,293,353  28413120
Glaxo Wellcome PLC sponsored ADR  295,000  8,407,500  37733W10
Glaxo Wellcome PLC  240,000  3,440,627  37733W92
Lilly (Eli) & Co.   491,806  28,155,894  53245710
Merck & Co., Inc.   471,800  30,961,875  58933110
Novo-Nordisk AS Class B  92,000  14,137,515  67010010
Pfizer, Inc.   663,600  47,115,600  71708110
Roche Holdings Ltd. participation
 certificates  1,900  14,455,491  77157092
Schering-Plough Corp.   1,168,400  65,284,350  80660510
SmithKline Beecham PLC ADR  1,100,000  64,075,000  83237830
Takeda Chemical Industries Ltd.   361,000  6,233,571  87405810
Warner-Lambert Co.   335,600  19,968,200  93448810
Watson Pharmaceuticals, Inc. (a)  440,000  12,760,000  94268310
Yamanouchi Pharmaceutical Co. Ltd.   233,000  4,793,754  98414010
  494,175,203

 SHARES VALUE (NOTE 1)
PHARMACEUTICAL PREPARATIONS - 5.0%
Alpharma, Inc. Class A  225,000 $ 3,543,750  02081310
Andrx Corp. (a)  198,500  2,878,250  03455110
Arris Pharmaceutical Corp. (a)  250,000  2,687,500  04269W10
CIBA-GEIGY AG (Reg.)  15,300  19,284,110  17199492
Copley Pharmaceutical, Inc. (a)  210,600  2,316,600  21745K10
Inhale Therapeutic Systems (a)  39,000  585,000  45719110
Ligand Pharmaceuticals, Inc. Class B (a)  232,800  2,837,250  53220K20
Rhone Poulenc Rorer, Inc.   8,200  577,075  76242T10
Sandoz AG (Reg.)  17,200  20,433,943  80005292
Zeneca Group PLC Ord.   240,000  5,726,883  98934D92
  60,870,361
TOTAL DRUGS & PHARMACEUTICALS   723,293,949
ELECTRICAL EQUIPMENT - 0.2%
ELECTRICAL MACHINERY - 0.2%
VWR Corp.   121,800  2,101,050  91843510
MEDICAL EQUIPMENT & SUPPLIES - 17.6%
DENTAL EQUIPMENT - 0.5%
Sybron Corp. (a)  232,300  6,388,250  87114F10
DRUG DISTRIBUTORS - WHOLESALE - 2.3%
Bergen Brunswig Corp. Class A  714,290  19,910,834  08373910
Cardinal Health, Inc.   107,666  7,899,993  14149Y10
  27,810,827
MEDICAL SUPPLIES & APPLIANCES - 6.4%
Abbott Laboratories  100,000  4,512,500  00282410
Baxter International, Inc.   273,000  12,182,625  07181310
Becton, Dickinson & Co.   260,600  10,652,025  07588710
Boston Scientific Corp. (a)  368,668  16,912,645  10113710
Exactech, Inc. (a)  38,100  257,175  30064E10
Johnson & Johnson  499,200  24,585,600  47816010
Omnicare, Inc.   200,000  4,900,000  68190410
Sofamor/Danek Group, Inc. (a)  110,500  3,176,875  83400510
  77,179,445
MEDICAL TECHNOLOGY - 8.3%
Beckman Instruments, Inc.   405,000  14,934,375  07581610
Biomet, Inc.   10,000  156,250  09061310
Conmed Corp. (a)  5,000  85,000  20741010
Datascope Corp. (a)  122,600  2,176,150  23811310
Guidant Corp.   151,930  7,710,448  40169810
InControl, Inc. (a)  100,000  993,750  45336L10
Medtronic, Inc.   420,000  21,840,000  58505510
Nellcor, Inc. (a)  182,800  4,707,100  64027510
St. Jude Medical, Inc. (a)  1,009,000  36,197,875  79084910
Sonus Pharmaceuticals, Inc. (a)  115,000  2,328,750  83569210
Stryker Corp.   120,000  2,932,500  86366710
U.S. Surgical Corp.   50,000  1,825,000  91270710
Vital Signs, Inc.   179,300  3,653,238  92846910
  99,540,436
X-RAY ELECTRO-MEDICAL APPARATUS - 0.1%
Healthdyne Technologies, Inc. (a)  96,813  871,317  42220610
TOTAL MEDICAL EQUIPMENT & SUPPLIES   211,790,275
MEDICAL FACILITIES MANAGEMENT - 7.3%
HOME HEALTH CARE AGENCIES - 0.3%
Matria Healthcare, Inc. (a)  258,200  1,904,225  57681710
Sterling House Corp. (a)  105,000  1,680,000  85933110
  3,584,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - CONTINUED
HOSPITALS - 2.2%
Columbia/HCA Healthcare Corp.   319,005 $ 17,983,907  19767710
Tenet Healthcare Corp. (a)  400,000  8,400,000  88033G10
  26,383,907
HMOS & OUTPATIENT CARE - 3.0%
Health Systems International, Inc. (a) 476,900 11,684,050 42194910 Oxford Health Plans, Inc. (a) 202,900 9,282,675 69147110
PacifiCare Health Systems, Inc. Class B (a) 110,700  8,911,350  69511020
United HealthCare Corp.   162,800  6,288,150  91058110
  36,166,225
MEDICAL SERVICES - 0.6%
Lincare Holdings, Inc. (a)  126,800  4,731,225  53279110
Physician Reliance Network, Inc. (a)  200,000  2,850,000  71940G10
  7,581,225
NURSING CARE & NURSING HOMES - 0.3%
ARV Assisted Living, Inc. (a)  109,000  1,580,500  00204C10
Arbor Health Care Co. (a)  112,000  2,408,000  03876L10
  3,988,500
SKILLED NURSING CARE FACILITIES - 0.9%
Multicare Companies, Inc. (a)  77,550  1,463,756  62543V10
Vencor, Inc. (a)  288,000  9,036,000  92260210
  10,499,756
TOTAL MEDICAL FACILITIES MANAGEMENT   88,203,838
SERVICES - 0.2%
MANAGEMENT SERVICES - 0.2%
Sterling Healthcare Group, Inc. (a)  100,000  2,075,000  85932610
TOTAL COMMON STOCKS
 (Cost $848,991,737)   1,045,885,821
CONVERTIBLE PREFERRED STOCKS - 1.0%
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
MEDICAL TECHNOLOGY - 1.0%
U.S. Surgical Corp. $2.20 (c)
  (Cost $7,710,166)  332,800  11,980,800  91270720
NONCONVERTIBLE BONDS - 0.2%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
MEDICAL TECHNOLOGY - 0.2%
Advanced Medical, Inc. 15%,
 7/15/99 (Cost $1,542,097) - $ 2,090,000  2,090,000  00754CAC
REPURCHASE AGREEMENTS - 12.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 145,157,626  145,073,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,003,317,000)  $ 1,205,029,621
LEGEND
1. Non-income producing
(c) A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE AFFILIATE COST COST INCOME
Protocol Systems, Inc. $ - $  977,901 $ - $ -
Spacelabs Medical, Inc.   -  2,270,615  -  -
Totals $ - $ 3,248,516 $ - $ -
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,980,800 or 1.0% of net assets
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $250,901,674 and $516,577,546 respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $111,825 for the period (see Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $24,791,850 and $25,918,400, respectively (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   82.3%
United Kingdom    6.8
Switzerland   4.5
Denmark   1.2
France   1.1
Ireland   1.0
Germany   1.0
Others (individually less than 1%)   2.1
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,004,244,869. Net unrealized appreciation aggregated $200,784,752 of which $225,979,432 related to appreciated investment securities and $25,194,680 related to depreciated investment securities. HEALTH CARE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)




ASSETS

Investment in securities, at                                                                                      $ 1,205,029,621
value (including repurchase agreements of $145,073,000) (cost $1,003,317,000) - See accompanying schedule

Cash                                                                                                               303

Receivable for investments sold                                                                                    15,093,697

Receivable for fund shares sold                                                                                    1,267,762

Dividends receivable                                                                                               2,113,586

Interest receivable                                                                                                39,188

Redemption fees receivable                                                                                         1,264

Other receivables                                                                                                  1,431,435

Prepaid expenses                                                                                                   24,260

 TOTAL ASSETS                                                                                                      1,225,001,116

LIABILITIES

Payable for investments purchased                                                                  $ 10,799,015

Payable for fund shares redeemed                                                                    2,291,935

Accrued management fee                                                                             600,602

Other payables and                                                                                 984,174
accrued expenses

Collateral on securities loaned,                                                                    25,918,400
at value

 TOTAL LIABILITIES                                                                                                 40,594,126

NET ASSETS                                                                                                        $ 1,184,406,990

Net Assets consist of:

Paid in capital                                                                                                   $ 843,828,359

Undistributed net investment income                                                                                5,503,042

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                133,357,473

Net unrealized appreciation (depreciation) on investments                                                          201,718,116
and assets and liabilities in
foreign currencies

NET ASSETS, for 12,059,868                                                                                        $ 1,184,406,990
shares outstanding

NET ASSET VALUE and redemption price per share ($1,184,406,990 (divided by) 12,059,868 shares)                     $98.21

Maximum offering price per share (100/97.00 of $98.21)                                                             $101.25


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                  $ 9,733,179
Dividends

Interest (including income on securities loaned of $104,604)                        4,237,577

 TOTAL INCOME                                                                       13,970,756

EXPENSES

Management fee                                                     $ 3,857,415

Transfer agent fees                                                 4,093,716

Accounting and security lending fees                                404,479

Non-interested trustees' compensation                               2,471

Custodian fees and expenses                                         47,216

Registration fees                                                   24,260

Audit                                                               44,290

Legal                                                               13,010

Miscellaneous                                                       8,845

 Total expenses before reductions                                   8,495,702

 Expense reductions                                                 (79,673         8,416,029
                                                                   )

NET INVESTMENT INCOME                                                               5,554,727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of 1,743,407        133,954,353
on sale of investments in
affiliated issuers)

 Foreign currency transactions                                      (3,601          133,950,752
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (126,797,546
                                                                   )

 Assets and liabilities in                                          5,495           (126,792,051
 foreign currencies                                                                )

NET GAIN (LOSS)                                                                     7,158,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 12,713,428

OTHER INFORMATION                                                                  $ 1,539,180
Sales charges paid to FDC

 Deferred sales charges withheld                                                   $ 29,641
 by FDC

 Exchange fees withheld by FSC                                                     $ 195,105

 Expense reductions                                                                $ 75,485
 Directed brokerage arrangements

  Custodian interest credits                                                        103

  Transfer agent interest credits                                                   4,085

                                                                                   $ 79,673


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   YEAR ENDED
                                    AUGUST 31, 1996    FEBRUARY 29,
                                    (UNAUDITED)        1996




Operations                                                                                 $ 5,554,727       $ 11,861,909
Net investment income

 Net realized gain (loss)                                                                   133,950,752       127,563,700

 Change in net unrealized appreciation (depreciation)                                        (126,792,051)     221,015,172

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                12,713,428        360,440,781

Distributions to shareholders                                                                    (3,046,964)       (7,988,345)
From net investment income

 From net realized gain                                                                          (42,679,614)      (66,667,821)

 TOTAL DISTRIBUTIONS                                                                             (45,726,578)      (74,656,166)

Share transactions                                                                               176,483,560       1,031,303,280
Net proceeds from sales of shares

 Reinvestment of distributions                                                                   44,717,766        73,110,795

 Cost of shares redeemed                                                                        (530,111,629)     (808,071,923)

 Paid in capital portion of redemption fees                                                      420,517           642,187

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                         (308,489,786)     296,984,339

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                        (341,502,936)     582,768,954

NET ASSETS

 Beginning of period                                                                             1,525,909,926     943,140,972

 End of period (including undistributed net investment income of $5,503,042 and $4,463,587,
respectively)                                                                                   $ 1,184,406,990   $ 1,525,909,926

OTHER INFORMATION
Shares

 Sold                                                                                            1,783,679         11,376,458

 Issued in reinvestment of distributions                                                         451,284           771,121

 Redeemed                                                                                        (5,363,132)       (9,348,659)

 Net increase (decrease)                                                                         (3,128,169)       2,798,920



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 100.47      $ 76.13       $ 63.31     $ 52.57     $ 70.42     $ 69.99

Income from Investment Operations

 Net investment income (loss)                            .43           .95           .75         .15         .13         (.02)

 Net realized and unrealized gain (loss)                 .73           28.85         18.38       10.61       (9.34)      9.47

 Total from investment operations                        1.16          29.80         19.13       10.76       (9.21)      9.45



Less Distributions

 From net investment income                              (.23)         (.59)         (.62)       (.07)       (.16)       (.34)

 From net realized gain                                  (3.22)        (4.92)        (5.74)      -           (8.51)      (8.81)

 Total distributions                                     (3.45)        (5.51)        (6.36)      (.07)       (8.67)      (9.15)

Redemption fees added to paid in capital                 .03           .05           .05         .05         .03         .13

Net asset value, end of period                          $ 98.21       $ 100.47      $ 76.13     $ 63.31     $ 52.57     $ 70.42

TOTAL RETURN B, C                                        1.15%         39.68%        31.24%      20.57%      (14.81)%    13.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,184,407   $ 1,525,910   $ 943,141   $ 522,890   $ 536,367   $ 838,814

Ratio of expenses to average net assets                  1.32% A       1.31%         1.39%       1.59%       1.46% A     1.44%

Ratio of expenses to average net assets after            1.31% A,      1.30%         1.36%       1.55%       1.46% A     1.44%
expense reductions                                      E             E             E           E

Ratio of net investment income (loss) to average net     .86% A        1.06%         1.08%       .26%        .24% A      (.02)%
assets

Portfolio turnover rate                                  44% A         54%           151%        213%        112% A      154%

Average commission rate F                               $ .0437





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES
 TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


MEDICAL DELIVERY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS    YEARS
                          S

MEDICAL DELIVERY          -3.10%   16.23%   77.42%   338.74%

MEDICAL DELIVERY          -6.00%   12.74%   72.10%   325.58%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%   251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

MEDICAL DELIVERY          16.23%   12.15%   15.94%

MEDICAL DELIVERY          12.74%   11.47%   15.58%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 140720 S00000000000001
             Medical Delivery            SP Standard & Poor 500
             00505                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8925.24                     9173.00
  1986/10/31       9627.69                     9702.28
  1986/11/30       9059.53                     9938.05
  1986/12/31       8460.38                     9684.63
  1987/01/31       8883.92                    10989.15
  1987/02/28       9534.72                    11423.22
  1987/03/31       9989.24                    11753.35
  1987/04/30       8956.23                    11648.74
  1987/05/31       9235.14                    11750.09
  1987/06/30       9865.28                    12343.47
  1987/07/31      10288.82                    12969.28
  1987/08/31      10051.22                    13453.04
  1987/09/30       9896.27                    13158.41
  1987/10/31       7076.14                    10324.09
  1987/11/30       6652.61                     9473.39
  1987/12/31       7438.00                    10194.31
  1988/01/31       7481.89                    10623.49
  1988/02/29       7865.85                    11118.55
  1988/03/31       8074.29                    10774.98
  1988/04/30       8140.12                    10894.59
  1988/05/31       8008.47                    10989.37
  1988/06/30       8260.79                    11493.78
  1988/07/31       8173.03                    11450.10
  1988/08/31       7942.65                    11060.80
  1988/09/30       8392.44                    11531.99
  1988/10/31       8611.85                    11852.58
  1988/11/30       8337.58                    11683.09
  1988/12/31       8611.85                    11887.54
  1989/01/31       9248.14                    12757.71
  1989/02/28       9588.22                    12440.04
  1989/03/31      10114.81                    12729.90
  1989/04/30      10805.95                    13390.58
  1989/05/31      11365.44                    13932.90
  1989/06/30      11233.32                    13853.48
  1989/07/31      12508.33                    15104.45
  1989/08/31      13090.88                    15400.50
  1989/09/30      13453.60                    15337.35
  1989/10/31      13002.95                    14981.53
  1989/11/30      13607.48                    15287.15
  1989/12/31      13608.27                    15654.04
  1990/01/31      11604.74                    14603.66
  1990/02/28      11897.39                    14792.04
  1990/03/31      12448.92                    15184.03
  1990/04/30      12572.74                    14804.43
  1990/05/31      14351.16                    16247.86
  1990/06/30      15037.76                    16137.38
  1990/07/31      15094.04                    16085.74
  1990/08/31      13889.67                    14631.59
  1990/09/30      12966.69                    13919.03
  1990/10/31      12809.11                    13859.18
  1990/11/30      14587.53                    14754.48
  1990/12/31      15821.24                    15166.13
  1991/01/31      18371.18                    15827.37
  1991/02/28      19507.06                    16959.03
  1991/03/31      22404.73                    17369.44
  1991/04/30      21732.47                    17411.13
  1991/05/31      23529.02                    18163.29
  1991/06/30      21546.82                    17331.41
  1991/07/31      23708.74                    18139.05
  1991/08/31      23986.53                    18568.95
  1991/09/30      24203.93                    18258.85
  1991/10/31      24735.36                    18503.51
  1991/11/30      24046.92                    17757.82
  1991/12/31      28134.12                    19789.32
  1992/01/31      28158.85                    19421.24
  1992/02/29      27071.06                    19673.71
  1992/03/31      25278.68                    19290.07
  1992/04/30      24277.43                    19857.20
  1992/05/31      24030.20                    19954.50
  1992/06/30      22764.83                    19657.18
  1992/07/31      24060.27                    20461.16
  1992/08/31      24033.29                    20041.71
  1992/09/30      21212.98                    20278.20
  1992/10/31      22265.54                    20349.17
  1992/11/30      24451.61                    21043.08
  1992/12/31      24424.62                    21301.91
  1993/01/31      23183.15                    21480.84
  1993/02/28      19512.71                    21772.98
  1993/03/31      19944.52                    22232.39
  1993/04/30      19701.63                    21694.37
  1993/05/31      20308.87                    22275.78
  1993/06/30      20511.28                    22340.38
  1993/07/31      21024.06                    22251.02
  1993/08/31      20956.59                    23094.33
  1993/09/30      22683.86                    22916.50
  1993/10/31      23749.91                    23390.88
  1993/11/30      24141.24                    23168.66
  1993/12/31      25774.05                    23449.00
  1994/01/31      27217.93                    24246.27
  1994/02/28      27366.37                    23589.20
  1994/03/31      26003.45                    22560.71
  1994/04/30      26840.09                    22849.48
  1994/05/31      27744.21                    23224.22
  1994/06/30      26030.44                    22655.22
  1994/07/31      27190.94                    23398.31
  1994/08/31      29943.77                    24357.64
  1994/09/30      31009.82                    23760.88
  1994/10/31      32021.89                    24295.50
  1994/11/30      30645.48                    23410.66
  1994/12/31      30887.64                    23757.84
  1995/01/31      32243.47                    24373.88
  1995/02/28      32737.79                    25323.73
  1995/03/31      34813.91                    26071.03
  1995/04/30      33682.45                    26838.83
  1995/05/31      32577.65                    27911.57
  1995/06/30      33101.72                    28559.96
  1995/07/31      36444.47                    29507.01
  1995/08/31      36614.44                    29581.07
  1995/09/30      37379.31                    30829.39
  1995/10/31      36741.92                    30719.33
  1995/11/30      39815.55                    32067.91
  1995/12/31      40828.15                    32685.54
  1996/01/31      43024.03                    33798.15
  1996/02/29      43917.52                    34111.46
  1996/03/31      44341.55                    34439.95
  1996/04/30      44846.44                    34947.60
  1996/05/31      44751.72                    35848.90
  1996/06/30      43694.10                    35985.48
  1996/07/31      38958.47                    34395.64
  1996/08/30      42557.55                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 140725 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Delivery Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $42,558 - a 325.58% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                             % OF FUND'S
                                             INVESTMENTS

HEALTHSOUTH Rehabilitation Corp.             7.8

Columbia/HCA Healthcare Corp.                7.5

Tenet Healthcare Corp.                       6.0

Oxford Health Plans, Inc.                    5.8

PacifiCare Health Systems, Inc. Class B      4.2

Health Management Associates, Inc. Class A   4.1

Universal Health Services, Inc. Class B      4.1

OrNda Healthcorp                             3.9

Bergen Brunswig Corp. Class A                3.2

Sierra Health Services, Inc.                 3.1

TOP INDUSTRIES AS OF AUGUST 31, 1996
Hospitals 30.7%
HMOs & Outpatient Care 19.3%
Drug Distributors -
Wholesale 6.1%
Skilled Nursing Care
Facilities 4.7%
Hospitals, General Medical 3.9%
All Others 35.3% *
Row: 1, Col: 1, Value: 35.3
Row: 1, Col: 2, Value: 3.9
Row: 1, Col: 3, Value: 4.7
Row: 1, Col: 4, Value: 6.1
Row: 1, Col: 5, Value: 19.3
Row: 1, Col: 6, Value: 30.7
* INCLUDES SHORT-TERM INVESTMENTS
MEDICAL DELIVERY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Stephen Binder,
Portfolio Manager of
Fidelity Select Medical
Delivery Portfolio
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six months ended August 31, 1996, the fund had a total return of -3.10%. For the past year, the fund returned 16.23%. For the same periods, the Standard & Poor's 500 Index returned, respectively, 2.96% and 18.73%.
Q. IN YOUR LAST REPORT, YOU SAID HEALTH CARE PROVIDERS AND HEALTH MAINTENANCE ORGANIZATIONS (HMOS) DRIVE THE MEDICAL DELIVERY MARKET. WAS THAT THE CASE IN THE PAST SIX MONTHS?
A. That's right. Providers - mainly publicly traded hospitals - and HMO stocks are the main forces behind this sector's returns. Over the past six months, hospital stocks outperformed HMOs by a substantial margin.
Q. WHAT WAS THE STORY WITH HMOS?
A. HMOs renew their contracts with customers to determine their revenue each January. Therefore, investors attempt to predict what prices will be set at. In the second half of 1995, the market was somewhat optimistic that HMOs would be able to set prices above their anticipated cost trends. As quarterly reports began coming in this year, however, it became clear that the companies' pricing was not up to expectations. After poor earnings reports during July, HMO stocks tanked, and the fund's performance was dragged down with them. In August, however, many HMO stocks rebounded somewhat on the anticipation of better pricing expectations for 1997 and merger and acquisition activity.
Q.  . . . AND HOSPITALS?
A. Hospital stocks did well relative to HMOs, but on their own they've had somewhat of an up and down six months. Hospitals rallied in the first quarter but fell in unison on news of slowing patient admission growth. One company that bucked the trend was Columbia/HCA, which saw strong admission growth despite the industry trend. In general, I look for hospital companies that are consolidating capacity, contracting with managed-care providers(HMOs) and controlling costs.
Q. WHERE DOES HEALTHSOUTH - YOUR TOP HOLDING - FIT INTO THE PICTURE?
A. HEALTHSOUTH is the nation's largest provider of medical rehabilitative and outpatient surgery services. By combining these services, they can service patients who would otherwise go to two different places for these services. Additionally, they provide some of the more profitable procedures in orthopedic care. Thus, they were able to improve revenue per case and improve profit margin.
Q. LET'S LOOK AT SOME OF THE SPECIALTY AREAS IN THE PORTFOLIO. WHAT HAPPENED IN THE NURSING HOME MARKET?
A. During the period, nursing home stocks struggled. Occupancy softened as a result of more competition from acute care hospitals. Assisted living facilities have also siphoned away private paying patients from the nursing homes.
Q. HOW ABOUT HOME OXYGEN THERAPY?
A. This subsector of the medical delivery market had a good first half of 1996 when it became clear Congress and the president would not be able to agree on major budget cuts. Therefore, investors knew there wouldn't be draconian cuts in the government reimbursements that these companies depend on.
Q. WHY DID UNITED HEALTHCARE FALL OUT OF YOUR TOP 10 HOLDINGS?
A. United HealthCare was a big disappointment during the period. The company's acquisition of indemnity insurance company Metra Health didn't provide the immediate benefits I expected. Meanwhile, United's costs grew at a 3% to 4% rate and - like many other HMOs - pricing remained flat.
Q. WHAT DO YOU SEE AHEAD FOR THE MEDICAL DELIVERY MARKET?
A. As one can see, pricing plays a big part in the performance of HMO stocks. Therefore, any sustained rebound in HMO stocks will depend on pricing improvements when contracts are renegotiated in January. Meanwhile, the demands of managed care on the provider industry will pressure providers' revenue and force consolidation. Finally, we'll have to wait until the November elections to get a sense of the outlook for Medicare and Medicaid reimbursements.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 505
TRADING SYMBOL: FSHCX
SIZE: as of August 31, 1996, more than
$215 million
MANAGER: Stephen Binder, since 1994; joined
Fidelity in 1989
(checkmark)
MEDICAL DELIVERY PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.8%
 SHARES VALUE (NOTE 1)
DRUG STORES - 0.4%
Vitalink Pharmacy Services, Inc. (a) 35,000 $ 813,750 92846E10 DRUGS & PHARMACEUTICALS - 2.0%
DRUGS - 1.6%
Lilly (Eli) & Co.   63,900  3,658,275  53245710
IN VITRO, IN VIVO DIAGNOSTIC SUBSTANCE - 0.4%
Serologicals Corp. (a)  28,600  836,550  81752310
TOTAL DRUGS & PHARMACEUTICALS   4,494,825
HOUSEHOLD PRODUCTS - 0.3%
FABRICATED RUBBER PRODUCTS - 0.3%
Safeskin Corp.   19,800  643,500  78645410
INSURANCE - 3.1%
INSURANCE BROKERS & SERVICES - 1.2%
HealthCare COMPARE Corp. (a)  63,100  2,697,525  42192810
MULTI-LINE INSURANCE - 1.9%
Aetna, Inc.   65,000  4,298,125  00811710
TOTAL INSURANCE   6,995,650
MEDICAL EQUIPMENT & SUPPLIES - 12.7%
DRUG DISTRIBUTORS - WHOLESALE - 6.1%
AmeriSource Health Corp. Class A (a)  105,500  4,022,188  03071P10
Bergen Brunswig Corp. Class A   259,765  7,240,946  08373910
Cardinal Health, Inc.   31,800  2,333,325  14149Y10
  13,596,459
MEDICAL SUPPLIES & APPLIANCES - 1.4%
Boston Scientific Corp. (a)  68,000  3,119,500  10113710
MEDICAL TECHNOLOGY - 3.8%
Medtronic, Inc.   52,000  2,704,000  58505510
St. Jude Medical, Inc. (a)  162,250  5,820,719  79084910
  8,524,719
OPHTHALMIC GOODS - 1.4%
Cooper Companies, Inc. (a)  240,200  3,122,600  21664840
TOTAL MEDICAL EQUIPMENT & SUPPLIES   28,363,278
MEDICAL FACILITIES MANAGEMENT - 69.1%
HOME HEALTH CARE AGENCIES - 1.3%
Vivra, Inc. (a)  100,000  3,012,500  92855M10
HOSPITALS - 30.7%
Columbia/HCA Healthcare Corp.   297,982  16,798,735  19767710
HEALTHSOUTH Rehabilitation Corp. (a) 540,300 17,492,213 42192410 Health Management Associates, Inc.
 Class A (a)  406,652  9,251,333  42193310
Quorum Health Group, Inc.   100,000  2,525,000  74908410
Tenet Healthcare Corp. (a)  633,000  13,293,000  88033G10
Universal Health Services, Inc.
 Class B (a)  355,600  9,067,800  91390310
  68,428,081
HOSPITALS, GENERAL MEDICAL - 3.9%
OrNda Healthcorp (a)  339,100  8,731,825  68685710
HMOS & OUTPATIENT CARE - 19.3%
Health Systems International, Inc. (a) 234,600 5,747,700 42194910 Oxford Health Plans, Inc. (a) 283,200 12,956,400 69147110
PacifiCare Health Systems, Inc.
 Class B (a)  117,000  9,418,500  69511020
Physician Corp. of America (a)  135,000  1,788,750  71940P10
Rightchoice Managed Care, Inc.
 Class A (a)  31,400  349,325  76657K10

 SHARES VALUE (NOTE 1)
Safeguard Health Enterprises, Inc. (a) 101,000 $ 1,868,500 78644410 Sierra Health Services, Inc. (a) 218,100 6,897,413 82632210
United HealthCare Corp.   103,000  3,978,375  91058110
  43,004,963
MEDICAL SERVICES - 3.9%
American Oncology Resources, Inc. (a) 170,000 1,721,250 02891010 Foundation Health Corp. (a) 153,200 4,596,000 35040110
Lincare Holdings, Inc. (a)  63,100  2,354,419  53279110
National Surgery Centers, Inc. (a)  1,500  39,750  63804410
  8,711,419
MISCELLANEOUS HEALTH & ALLIED SERVICES - 1.9%
Renal Treatment Centers, Inc. (a)  133,100  4,342,388  75967110
NURSING CARE & NURSING HOMES - 1.2%
Arbor Health Care Co. (a)  24,800  533,200  03876L10
Health Care & Retirement Corp.   45,000  1,113,750  42193710
Integrated Health Services, Inc.   41,800  961,400  45812C10
  2,608,350
NURSING, PERSONAL CARE FACILITIES - 0.8%
NovaCare, Inc. (a)  200,000  1,800,000  66993010
SKILLED NURSING CARE FACILITIES - 4.7%
Multicare Companies, Inc. (a)  143,550  2,709,506  62543V10
TheraTx, Inc. (a)  350,575  5,433,913  88338410
Vencor, Inc. (a)  72,919  2,287,834  92260210
  10,431,253
SPECIALTY OUTPATIENT CLINICS - 1.4%
Sun Healthcare Group (a)  239,800  3,237,300  86693310
TOTAL MEDICAL FACILITIES MANAGEMENT   154,308,079
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Capstone Capital Corp.   71,900  1,482,938  14066R10
RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%
RETAIL, GENERAL - 0.5%
Gulf South Medical Supply, Inc. (a)  47,000  1,022,250  40252G10
TOTAL COMMON STOCKS
 (Cost $174,352,788)   198,124,270
REPURCHASE AGREEMENTS - 11.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 25,026,590  25,012,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $199,364,788)  $ 223,136,270
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $61,833,275 and $128,568,872, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $23,465 for the period (see
Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $6,689,550 and $6,897,300, respectively (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $199,364,788. Net unrealized appreciation aggregated $23,771,482, of which $31,415,735 related to appreciated investment securities and $7,644,253 related to depreciated investment securities. MEDICAL DELIVERY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)



ASSETS


Investment in securities, at                                                                                         $ 223,136,270

value (including repurchase agreements of $25,012,000)

(cost $199,364,788) - See accompanying schedule


Cash                                                                                                                  207


Receivable for investments sold                                                                                       157,247


Receivable for fund shares sold                                                                                       1,341,761


Dividends receivable                                                                                                  61,997


Redemption fees receivable                                                                                            1,237


Other receivables                                                                                                     601,076


Prepaid expenses                                                                                                      11,349


 TOTAL ASSETS                                                                                                         225,311,144


LIABILITIES


Payable for investments purchased                                                                      $ 1,505,625


Payable for fund shares redeemed                                                                        886,133


Accrued management fee                                                                                  102,942


Other payables and                                                                                      221,282

accrued expenses


Collateral on securities loaned,                                                                        6,897,300

at value


 TOTAL LIABILITIES                                                                                                    9,613,282


NET ASSETS                                                                                                           $ 215,697,862


Net Assets consist of:


Paid in capital                                                                                                      $ 176,583,110


Accumulated net investment (loss)                                                                                     (1,002,883

                                                                                                                     )


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   16,346,153


Net unrealized appreciation (depreciation) on investments                                                             23,771,482


NET ASSETS, for 7,999,746                                                                                            $ 215,697,862

shares outstanding


NET ASSET VALUE and redemption price per share ($215,697,862 (divided by) 7,999,746 shares)                           $26.96


Maximum offering price per share (100/97.00 of $26.96)                                                                $27.79



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INVESTMENT INCOME                                                                             $ 526,180
Dividends

Interest (including income on securities loaned of $8,696)                                     265,112

 TOTAL INCOME                                                                                  791,292

EXPENSES

Management fee                                                                   $ 731,863

Transfer agent fees                                                               927,108

Accounting and security lending fees                                              121,418

Non-interested trustees' compensation                                             462

Custodian fees and expenses                                                       23,792

Registration fees                                                                 11,349

Audit                                                                             12,952

Legal                                                                             4,470

Miscellaneous                                                                     2,064

 Total expenses before reductions                                                 1,835,478

 Expense reductions                                                               (41,303      1,794,175
                                                                                 )

NET INVESTMENT INCOME (LOSS)                                                                   (1,002,883
                                                                                              )

REALIZED AND UNREALIZED GAIN (LOSS)                                                            16,322,247
Net realized gain (loss) on
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                  (22,475,462
                                                                                              )

NET GAIN (LOSS)                                                                                (6,153,215
                                                                                              )

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ (7,156,098
                                                                                              )

OTHER INFORMATION                                                                             $ 419,722
Sales charges paid to FDC

 Deferred sales charges withheld                                                              $ 2,677
 by FDC

 Exchange fees withheld by FSC                                                                $ 52,365

 Expense reductions                                                                           $ 40,198
 Directed brokerage arrangements

  Custodian interest credits                                                                   78

  Transfer agent interest credits                                                              1,027

                                                                                              $ 41,303


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)


Operations                                                                                       $ (1,002,883    $ (256,812
Net investment income (loss)                                                                     )               )

 Net realized gain (loss)                                                                         16,322,247      39,973,448

 Change in net unrealized appreciation (depreciation)                                             (22,475,462     14,596,764
                                                                                                 )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (7,156,098      54,313,400
                                                                                                 )

Distributions to shareholders from net realized gains                                             (11,769,192     (13,085,061
                                                                                                 )               )

Share transactions                                                                                88,107,953      327,500,676
Net proceeds from sales of shares

 Reinvestment of distributions                                                                    11,505,591      12,820,140

 Cost of shares redeemed                                                                          (160,603,740    (385,938,068
                                                                                                 )               )

 Paid in capital portion of redemption fees                                                       124,549         307,864

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          (60,865,647     (45,309,388
                                                                                                 )               )

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         (79,790,937     (4,081,049
                                                                                                 )               )

NET ASSETS

 Beginning of period                                                                              295,488,799     299,569,848

 End of period (including accumulated net investment loss of $1,002,883 and $0, respectively)    $ 215,697,862   $ 295,488,799

OTHER INFORMATION
Shares

 Sold                                                                                             3,164,132       12,483,087

 Issued in reinvestment of distributions                                                          406,127         484,557

 Redeemed                                                                                         (5,761,267      (15,700,950
                                                                                                 )               )

 Net increase (decrease)                                                                          (2,191,008)     (2,733,306)



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                    $ 29.00      $ 23.18     $ 20.28     $ 14.46     $ 19.64     $ 18.75

Income from Investment Operations

 Net investment income (loss)                            (.12)        (.03)       .06         (.10)       (.13)       (.15)

 Net realized and unrealized gain (loss)                 (.73)        7.72        3.74        5.84        (3.56)      2.16

 Total from investment operations                        (.85)        7.69        3.80        5.74        (3.69)      2.01



Less Distributions

 From net investment income                              -            -           (.06)       -           -           -

 From net realized gain                                  (1.20)       (1.91)      (.89)       -           (1.55)      (1.24)

 Total distributions                                     (1.20)       (1.91)      (.95)       -           (1.55)      (1.24)

Redemption fees added to paid in capital                 .01          .04         .05         .08         .06         .12

Net asset value, end of period                          $ 26.96      $ 29.00     $ 23.18     $ 20.28     $ 14.46     $ 19.64

TOTAL RETURN B, C                                        (3.10)%      34.15%      19.63%      40.25%      (19.63)%    11.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 215,698    $ 295,489   $ 299,570   $ 188,553   $ 71,809    $ 129,361

Ratio of expenses to average net assets                  1.50% A      1.65%       1.48%       1.82%       1.77% A     1.69%

Ratio of expenses to average net assets after            1.47% A,     1.62%       1.45%       1.79%       1.77% A     1.69%
expense reductions                                      E            E           E           E

Ratio of net investment income (loss) to average net     (.82)% A     (.13)%      .29%        (.57)%      (.89)%      (.71)%
assets                                                                                                   A

Portfolio turnover rate                                  53% A        132%        123%        164%        155% A      181%

Average commission rate F                               $ .0427





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 9 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9
OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS
AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


COMPUTERS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

COMPUTERS                 -5.12%   -6.92%   181.27%   332.33%

COMPUTERS                 -7.97%   -9.71%   172.83%   319.36%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

COMPUTERS                 -6.92%   22.98%   15.77%

COMPUTERS                 -9.71%   22.23%   15.41%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 145151 S00000000000001
             Computers                   SP Standard & Poor 500
             00007                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8951.34                     9173.00
  1986/10/31       9830.20                     9702.28
  1986/11/30       9895.30                     9938.05
  1986/12/31       9935.99                     9684.63
  1987/01/31      11913.42                    10989.15
  1987/02/28      13101.51                    11423.22
  1987/03/31      13191.02                    11753.35
  1987/04/30      13508.39                    11648.74
  1987/05/31      13451.43                    11750.09
  1987/06/30      13174.75                    12343.47
  1987/07/31      13394.46                    12969.28
  1987/08/31      14314.01                    13453.04
  1987/09/30      14436.07                    13158.41
  1987/10/31       9341.95                    10324.09
  1987/11/30       8080.62                     9473.39
  1987/12/31       9305.05                    10194.31
  1988/01/31       8818.40                    10623.49
  1988/02/29       9615.50                    11118.55
  1988/03/31       9464.47                    10774.98
  1988/04/30       9951.12                    10894.59
  1988/05/31       9657.45                    10989.37
  1988/06/30      10572.02                    11493.78
  1988/07/31       9774.92                    11450.10
  1988/08/31       8843.58                    11060.80
  1988/09/30       9078.51                    11531.99
  1988/10/31       8348.54                    11852.58
  1988/11/30       8298.19                    11683.09
  1988/12/31       8835.18                    11887.54
  1989/01/31       9355.39                    12757.71
  1989/02/28       9187.59                    12440.04
  1989/03/31       8751.28                    12729.90
  1989/04/30       9732.97                    13390.58
  1989/05/31      10597.19                    13932.90
  1989/06/30       9338.61                    13853.48
  1989/07/31       9506.42                    15104.45
  1989/08/31       9649.06                    15400.50
  1989/09/30       9875.61                    15337.35
  1989/10/31       9548.38                    14981.53
  1989/11/30       9338.61                    15287.15
  1989/12/31       9439.30                    15654.04
  1990/01/31       9355.39                    14603.66
  1990/02/28      10202.83                    14792.04
  1990/03/31      10932.81                    15184.03
  1990/04/30      10639.14                    14804.43
  1990/05/31      12023.57                    16247.86
  1990/06/30      12241.72                    16137.38
  1990/07/31      11369.11                    16085.74
  1990/08/31       9565.16                    14631.59
  1990/09/30       8935.87                    13919.03
  1990/10/31       9271.49                    13859.18
  1990/11/30      10798.56                    14754.48
  1990/12/31      11176.77                    15166.13
  1991/01/31      13081.90                    15827.37
  1991/02/28      13928.62                    16959.03
  1991/03/31      15029.36                    17369.44
  1991/04/30      14055.63                    17411.13
  1991/05/31      14766.88                    18163.29
  1991/06/30      12756.13                    17331.41
  1991/07/31      14037.84                    18139.05
  1991/08/31      14909.76                    18568.95
  1991/09/30      14125.03                    18258.85
  1991/10/31      13846.02                    18503.51
  1991/11/30      12895.63                    17757.82
  1991/12/31      14613.31                    19789.32
  1992/01/31      16139.16                    19421.24
  1992/02/29      17246.49                    19673.71
  1992/03/31      15886.30                    19290.07
  1992/04/30      15371.87                    19857.20
  1992/05/31      15563.70                    19954.50
  1992/06/30      14064.00                    19657.18
  1992/07/31      14752.81                    20461.16
  1992/08/31      13907.06                    20041.71
  1992/09/30      14595.87                    20278.20
  1992/10/31      15746.80                    20349.17
  1992/11/30      16723.34                    21043.08
  1992/12/31      17821.96                    21301.91
  1993/01/31      18859.54                    21480.84
  1993/02/28      17569.10                    21772.98
  1993/03/31      17917.87                    22232.39
  1993/04/30      17408.98                    21694.37
  1993/05/31      19448.68                    22275.78
  1993/06/30      18670.37                    22340.38
  1993/07/31      19448.68                    22251.02
  1993/08/31      20602.71                    23094.33
  1993/09/30      21184.21                    22916.50
  1993/10/31      21184.21                    23390.88
  1993/11/30      22087.76                    23168.66
  1993/12/31      22966.78                    23449.00
  1994/01/31      24447.60                    24246.27
  1994/02/28      25485.11                    23589.20
  1994/03/31      25221.02                    22560.71
  1994/04/30      25060.68                    22849.48
  1994/05/31      25041.81                    23224.22
  1994/06/30      22985.65                    22655.22
  1994/07/31      23711.91                    23398.31
  1994/08/31      26550.92                    24357.64
  1994/09/30      26362.28                    23760.88
  1994/10/31      27352.64                    24295.50
  1994/11/30      27512.98                    23410.66
  1994/12/31      27663.89                    23757.84
  1995/01/31      26815.02                    24373.88
  1995/02/28      28927.77                    25323.73
  1995/03/31      31153.71                    26071.03
  1995/04/30      33628.97                    26838.83
  1995/05/31      35291.31                    27911.57
  1995/06/30      39151.00                    28559.96
  1995/07/31      44071.14                    29507.01
  1995/08/31      45055.17                    29581.07
  1995/09/30      47634.67                    30829.39
  1995/10/31      45905.45                    30719.33
  1995/11/30      44797.22                    32067.91
  1995/12/31      42002.19                    32685.54
  1996/01/31      41732.87                    33798.15
  1996/02/29      44199.79                    34111.46
  1996/03/31      40461.71                    34439.95
  1996/04/30      44909.16                    34947.60
  1996/05/31      46461.15                    35848.90
  1996/06/30      43083.94                    35985.48
  1996/07/31      40198.57                    34395.64
  1996/08/30      41936.35                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 145156 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Computers Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $41,936 - a 319.36% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                % OF FUND'S
                                INVESTMENTS

Intel Corp.                     8.5

Compaq Computer Corp.           7.6

Microsoft Corp.                 6.1

Cisco Systems, Inc.             5.2

Seagate Technology              4.8

Oracle Systems Corp.            4.4

Dell Computer Corp.             4.2

Ascend Communications, Inc.     4.0

Vanstar Corp.                   3.1

Electronics for Imaging, Inc.   2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Semiconductors 16.2%
Prepackaged Computer
Software 13.8%
Mini & Micro
Computers 11.8%
Computer Services 8.1%
Computer Storage Devices 7.7%
All Others 42.4% *
Row: 1, Col: 1, Value: 42.4
Row: 1, Col: 2, Value: 7.7
Row: 1, Col: 3, Value: 8.1
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 13.8
Row: 1, Col: 6, Value: 16.2
* INCLUDES SHORT-TERM INVESTMENTS
COMPUTERS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Jason Weiner became Portfolio Manager of Fidelity Select Computers Portfolio on March 26, 1996
Q. JASON, HOW HAS THE FUND PERFORMED?
A. For the six months ended August 31, 1996, the fund had a total return of -5.12%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned -6.92% and the S&P 500 had a total return of 18.73%.
Q. WHAT FACTORS AFFECTED THE FUND'S SIX-MONTH PERFORMANCE?
A. It was a difficult period for most of the technology sector. There was a slowdown in the overall demand for personal computers attributed to the consumer market in the U.S. and Europe. While this downturn was occurring, semiconductor manufacturers overspent on capacity which led to excess inventory and falling prices. There was a massive inventory sell-off by retailers, manufacturers and component suppliers, too, as semiconductor prices began to fall. In addition, after a strong two-year run, most technology stock valuations - stock prices relative to other measures such as earnings - were high. When investors saw a drop in growth in the technology sector, they started to look elsewhere for more positive growth trends and cheaper valuations. Lastly, the summer months typically are weak ones for the technology sector.
Q. WHAT KIND OF STRATEGIES DID YOU PURSUE IN THIS KIND OF ENVIRONMENT?
A. In general, I stuck with the fund's investments in PC manufacturers, moved the fund away from commodity semiconductor stocks and gravitated toward what I would call safe stocks. By safe stocks, I mean those companies that have a high level of recurring revenues and are dominant factors in their markets, and have good growth trends and strong profit margins. On the opposite end of the spectrum would be those companies with high fixed costs in a commodity-related industry such as semiconductors.
Q. WHAT OTHER KINDS OF STOCKS WERE APPEALING TO YOU?
A. Networking stocks, because there has been strong demand within all sectors of networking. The Internet and remote access to corporate data - with more people working on the road telecommuting - have been among the hottest trends. There have been a number of strong product introductions that have posted significant growth. Among the fund's holdings in networking stocks at the end of the period were Ascend Communications and Cisco Systems.
Q. WHILE IT HAS BEEN A TOUGH PERIOD, THERE MUST HAVE BEEN SOME STOCKS THAT TURNED IN PERFORMANCES THAT HELPED THE FUND . . .
A. Sure there were. Some of the companies in the fund benefited from the fact that semiconductors and other components became cheaper. Dell and Intel were two examples. I believed Intel was able to command a greater proportion of the dollars spent per PC as other components of PCs fell in price. Sun Microsystems performed well on the strength of some new high-end products. Microsoft continued to make inroads with Windows NT, its next generation operating system.
Q. JASON, THE SWING WE'VE SEEN IN THE TECHNOLOGY SECTOR OVER THE PAST YEAR POINTS TO THE FACT THAT IT IS A VOLATILE SECTOR. HOW DO YOU TRY TO CONTROL VOLATILITY WHILE MANAGING THE FUND?
A. First of all, I try to diversify the fund by exposing it to a broad range of stocks in the hardware industry. Second, I try to focus on the reality of each stock's potential by analyzing the company's business prospects. When I talk about the reality of a stock's potential, I'm speaking to the difference between a company's actual prospects and the market's perception of them. The volatility inherent in the technology sector is a reflection of this difference. I think it's important for me to remain steady when a stock starts to go down if I feel that its prospects are positive. I also try to take advantage of volatility by buying more of a stock I believe in when investors overreact to bad news and send its share price lower.
Q. WHAT'S YOUR OUTLOOK?
A. I think that between now and the end of the year we'll see alternating euphoria over how strong the PC market is and fear of a PC slowdown at the retail level. Ultimately, though, I think the growth outlook for the sector is fairly positive, especially among those companies that are introducing new products.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 007
TRADING SYMBOL: FDCPX
SIZE: As of August 31, 1996, more than
$443 million
MANAGER: Jason Weiner, since March 1996;
manager, Fidelity Select Air Transportation
Portfolio, 1994-1996; joined Fidelity in 1991
(checkmark)
COMPUTERS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
TRAINING EQUIPMENT & SIMULATORS - 1.6%
Flightsafety International, Inc.   164,500 $ 7,279,123  33942310
AIR TRANSPORTATION - 4.2%
AIR TRANSPORTATION, MAJOR NATIONAL - 4.2%
AMR Corp.   100,000  8,200,000  00176510
Delta Air Lines, Inc.   150,000  10,631,250  24736110
  18,831,250
COMMUNICATIONS EQUIPMENT - 11.9%
DATACOMMUNICATIONS EQUIPMENT - 6.8%
Cisco Systems, Inc. (a)  444,300  23,436,825  17275R10
3Com Corp. (a)  150,000  7,012,500  88553510
  30,449,325
TELEPHONE EQUIPMENT - 5.1%
Ascend Communications, Inc. (a)  341,400  17,880,825  04349110
Lucent Technologies, Inc.   130,000  4,793,750  54946310
  22,674,575
TOTAL COMMUNICATIONS EQUIPMENT   53,123,900
COMPUTER SERVICES & SOFTWARE - 23.9%
COMPUTER SERVICES - 8.1%
American Management Systems, Inc. (a) 200,000 5,075,000 02735210 BDM International, Inc. (a) 27,800 1,473,400 05537W20
Computer Learning Centers, Inc. (a) 99,600 2,888,400 20519910 Computer Sciences Corp. (a) 132,800 9,296,000 20536310
Electronic Data Systems Corp.   74,600  4,065,700  28566110
Vanstar Corp. (a)  651,400  13,760,825  92208M10
  36,559,325
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.1%
Analysts International Corp.   16,700  613,725  03268110
CACI International, Inc. Class A (a) 50,000 837,500 12719030 Keane, Inc. (a) 74,600 3,357,000 48666510
  4,808,225
DATA PROCESSING - 0.9%
First Data Corp.   50,000  3,900,000  31996310
PREPACKAGED COMPUTER SOFTWARE - 13.8%
Electronics for Imaging, Inc. (a)  177,000  11,195,250  28608210
Fuji Soft, Inc.   900  29,346  36399G22
Microsoft Corp. (a)  225,000  27,562,500  59491810
Netscape Communications Corp. (a) 100,000 3,537,500 64114910 Oracle Systems Corp. (a) 560,000 19,740,000 68389X10
  62,064,596
TOTAL COMPUTER SERVICES & SOFTWARE   107,332,146
COMPUTERS & OFFICE EQUIPMENT - 33.3%
COMPUTER EQUIPMENT - 2.3%
GVC Corp. GDR (a)(b)  113,071  819,765  36237Y10
Stratus Computer, Inc. (a)  500,000  9,375,000  86315510
  10,194,765
COMPUTER EQUIPMENT - WHOLESALE - 1.9%
Pomeroy Computer Resources, Inc.   58,300  1,311,750  73182210
Tech Data Corp. (a)  276,700  7,332,550  87823710
  8,644,300
COMPUTER PERIPHERALS - 1.8%
EMC Corp. (a)  200,000  3,850,000  26864810
SCI Systems, Inc. (a)   91,700  4,092,113  78389010
  7,942,113

 SHARES VALUE (NOTE 1)
COMPUTER RENTAL & LEASING - 1.2%
Comdisco, Inc.   212,400 $ 5,522,400  20033610
COMPUTER STORAGE DEVICES - 7.7%
Exabyte Corp. (a)  548,200  8,085,950  30061510
Quantum Corp.   300,000  4,612,500  74790610
Seagate Technology (a)  449,500  21,576,000  81180410
  34,274,450
COMPUTERS & OFFICE EQUIPMENT - 3.0%
Diebold, Inc.   172,900  8,882,738  25365110
Hewlett-Packard Co.   105,200  4,602,500  42823610
  13,485,238
ELECTRONIC COMPUTERS - 1.6%
Bay Networks, Inc. (a)  260,000  7,150,000  07251010
GRAPHICS WORKSTATIONS - 2.0%
Silicon Graphics, Inc. (a)  272,300  6,330,975  82705610
Sun Microsystems, Inc. (a)  48,700  2,648,063  86681010
  8,979,038
MINI & MICRO COMPUTERS - 11.8%
Compaq Computer Corp. (a)  601,200  34,042,950  20449310
Dell Computer Corp. (a)  282,200  18,942,675  24702510
  52,985,625
TOTAL COMPUTERS & OFFICE EQUIPMENT   149,177,929
CONSUMER ELECTRONICS - 0.7%
RADIOS, TELEVISIONS, STEREOS - 0.7%
Harman International Industries, Inc.   69,200  3,036,150  41308610
ELECTRONICS - 17.1%
ELECTRONIC PARTS - WHOLESALE - 0.1%
PC Service Source, Inc. (a)  49,000  686,000  69325810
ELECTRONICS & ELECTRONIC COMPONENTS - 0.8%
Cascade Communications Corp. (a)  50,000  3,406,250  14718410
SEMICONDUCTORS - 16.2%
Actel Corp. (a)  100,000  1,600,000  00493410
Altera Corp. (a)  100,000  4,400,000  02144110
Intel Corp.   480,300  38,333,944  45814010
Intel Corp. (warrants) (a)  100,000  4,187,500  45814014
Linear Technology Corp.   150,000  5,100,000  53567810
S-3, Inc. (a)  201,300  2,969,175  78484910
Storage Technology Corp. (a)  240,000  9,090,000  86211120
Xilinx, Inc. (a)  200,000  7,000,000  98391910
  72,680,619
TOTAL ELECTRONICS   76,772,869
TELEPHONE SERVICES - 0.9%
MFS Communications, Inc. (a)  100,000  4,237,500  55272T10
TOTAL COMMON STOCKS
 (Cost $404,263,198)   419,790,867
CONVERTIBLE BONDS - 1.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 1.8%
COMPUTERS - 1.8%
Acer, Inc. euro 4%, 6/10/01
 (Cost $9,039,392) - $ 3,510,000 $ 7,897,500  004993AC
REPURCHASE AGREEMENTS - 4.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 20,813,134  20,801,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $434,103,590)  $ 448,489,367
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $819,765 or 0.2% of net assets.
3. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
C.P. Clare Corp. $ - $ - $ - $ -
Insignia Solutions PLC sponsored ADR   -  -  -  -
Totals $ - $ - $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $665,585,929 and $662,602,870, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $117,805 for the period (see Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $3,537,500 and $3,700,000, respectively (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996 the aggregate cost of investment securities for income tax purposes was $434,115,531. Net unrealized appreciation aggregated $14,373,836, of which $33,829,886 related to appreciated investment securities and $19,456,050 related to depreciated investment securities. COMPUTERS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                              $ 448,489,367
securities, at
value (including
repurchase
agreements of
$20,801,000)
(cost
$434,103,590)
- See
accompanying
schedule

Cash                                        310

Receivable for                              847,717
investments
sold

Receivable for                              564,877
fund shares sold

Dividends                                   134,993
receivable

Interest receivable                         11,700

Redemption fees                             1,518
receivable

Other receivables                           67,344

Prepaid expenses                            18,960

 TOTAL ASSETS                               450,136,786

LIABILITIES

Payable for                   $ 21,826
investments
purchased

Payable for fund               2,356,487
shares
redeemed

Accrued                        226,485
management
fee

Other payables                 452,182
and
accrued
expenses

Collateral on                  3,700,000
securities
loaned,
at value

 TOTAL LIABILITIES                          6,756,980

NET ASSETS                                 $ 443,379,806

Net Assets
consist of:

Paid in capital                            $ 407,311,844

Accumulated net                             (1,695,347
investment                                 )
(loss)

Accumulated                                 23,377,532
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              14,385,777
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign currency

NET ASSETS, for                            $ 443,379,806
11,556,365
shares
outstanding

NET ASSET VALUE                             $38.37
and redemption
price per share
($443,379,806 (divided by)
11,556,365
shares)

Maximum offering                            $39.56
price per share
(100/97.00 of
$38.37)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                            $ 503,118
INCOME
Dividends

Interest (including                    1,390,640
income on
securities
loaned of
$41,580)

 TOTAL INCOME                          1,893,758

EXPENSES

Management fee         $ 1,423,992

Transfer agent          1,913,669
fees

Accounting and          240,431
security lending
fees

Non-interested          918
trustees'
compensation

Custodian fees          19,727
and expenses

Registration fees       18,960

Audit                   32,114

Legal                   2,342

Miscellaneous           4,792

 Total expenses         3,656,945
before
reductions

 Expense                (67,840        3,589,105
reductions             )

NET INVESTMENT                         (1,695,347
INCOME (LOSS)                         )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             24,481,941
securities

 Foreign                (880           24,481,061
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (51,825,165
securities             )

 Assets and             24             (51,825,141
liabilities in                        )
 foreign
currencies

NET GAIN (LOSS)                        (27,344,080
                                      )

NET INCREASE                          $ (29,039,427
(DECREASE) IN                         )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                 $ 878,830
INFORMATION
Sales charges
paid to FDC

 Deferred sales                       $ 3,034
charges
withheld
 by FDC

 Exchange fees                        $ 89,588
withheld by FSC

 Expense                              $ 65,228
reductions
 Directed
brokerage
arrangements

  Custodian                            1,015
interest credits

  Transfer agent                       1,597
interest credits

                                      $ 67,840

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ (1,695,347    $ (2,669,832
Net investment      )               )
income (loss)

 Net realized        24,481,061      102,860,639
gain (loss)

 Change in net       (51,825,141     47,678,623
unrealized          )
appreciation
(depreciation)

 NET INCREASE        (29,039,427     147,869,430
(DECREASE) IN       )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (6,490,368      (63,147,066
shareholders        )               )
from net
realized gains

Share                188,811,235     837,037,606
transactions
Net proceeds
from sales of
shares

 Reinvestment of     6,403,480       62,103,715
distributions

 Cost of shares      (244,129,184    (672,703,503
redeemed            )               )

 Paid in capital     487,227         1,162,861
portion of
redemption fees

 NET INCREASE        (48,427,242     227,600,679
(DECREASE) IN       )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (83,957,037     312,323,043
INCREASE            )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        527,336,843     215,013,800
period

 End of period      $ 443,379,806   $ 527,336,843
(including
accumulated net
investment loss
of $1,695,347
and $0,
respectively)

OTHER
INFORMATION
Shares

 Sold                4,818,068       20,220,825

 Issued in           169,585         1,547,662
reinvestment of
distributions

 Redeemed            (6,282,779      (15,928,239
                    )               )

 Net increase        (1,295,126)     5,840,248
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 41.03      $ 30.67     $ 27.02     $ 20.15     $ 17.63    $ 16.60
beginning of
period

Income from
Investment
Operations

 Net investment        (.14)        (.23)       (.31)       (.21) G     (.15)      (.03) F
income (loss)

 Net realized and      (2.01)       16.10       3.68        8.66        2.44       1.18
unrealized gain
(loss)

 Total from            (2.15)       15.87       3.37        8.45        2.29       1.15
investment
operations



Less Distributions

 In excess of net      -            -           -           -           -          (.27)
investment
income

 From net              (.55)        (5.61)      -           (1.80)      -          (.22)
realized gain

 Total                 (.55)        (5.61)      -           (1.80)      -          (.49)
distributions

Redemption fees        .04          .10         .28         .22         .23        .37
added to paid in
capital

Net asset value,      $ 38.37      $ 41.03     $ 30.67     $ 27.02     $ 20.15    $ 17.63
end of period

TOTAL RETURN B, C      (5.12)%      52.79%      13.51%      45.06%      14.29%     9.36%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 443,380    $ 527,337   $ 215,014   $ 120,435   $ 47,596   $ 32,810
period (000
omitted)

Ratio of expenses      1.54% A      1.40%       1.71%       1.90%       1.81% A    2.17%
to average net
assets

Ratio of expenses      1.51% A,     1.38%       1.69%       1.89%       1.81% A    2.17%
to average net        E            E           E           E
assets after
expense
reductions

Ratio of net           (.71)% A     (.56)%      (1.12)%     (.91)%      (.98)%     (.18)%
investment                                                             A
income (loss) to
average
net assets

Portfolio turnover     299% A       129%        189%        145%        254% A     568%
rate

Average               $ .0419
commission
rate H





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL
STATEMENTS). F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL
DIVIDEND WHICH AMOUNTED TO $.22 PER
SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN
DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS
IN EFFECT FOR A PORTION OF 1992. G INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL DIVIDEND WHICH
AMOUNTED TO $.07 PER SHARE. H FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.


DEFENSE AND AEROSPACE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past one, five, and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6    PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH     YEAR     YEARS     YEARS
                          S

DEFENSE AND AEROSPACE     6.62%     23.02%   132.42%   113.73%

DEFENSE AND AEROSPACE     3.42%     19.33%   125.44%   107.32%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%     18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

DEFENSE AND AEROSPACE     23.02%   18.37%   7.89%

DEFENSE AND AEROSPACE     19.33%   17.65%   7.56%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and return
of
a fund that invests in a sector will vary. That
means if you sell your shares during a sector
downturn, you might lose money. But if you
can identify a sector that is about to
experience rapid growth you may have the
potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 153107 S00000000000001
             Defense & Aerospace         SP Standard & Poor 500
             00067                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8918.71                     9173.00
  1986/10/31       9038.91                     9702.28
  1986/11/30       9327.39                     9938.05
  1986/12/31       8888.66                     9684.63
  1987/01/31       9663.94                    10989.15
  1987/02/28      10276.95                    11423.22
  1987/03/31      10084.63                    11753.35
  1987/04/30       9645.91                    11648.74
  1987/05/31       9513.69                    11750.09
  1987/06/30       9423.54                    12343.47
  1987/07/31       9675.96                    12969.28
  1987/08/31       9573.79                    13453.04
  1987/09/30       9381.47                    13158.41
  1987/10/31       6989.53                    10324.09
  1987/11/30       6628.93                     9473.39
  1987/12/31       6826.62                    10194.31
  1988/01/31       7265.83                    10623.49
  1988/02/29       7698.77                    11118.55
  1988/03/31       7679.94                    10774.98
  1988/04/30       7629.75                    10894.59
  1988/05/31       7341.12                    10989.37
  1988/06/30       7642.30                    11493.78
  1988/07/31       7491.71                    11450.10
  1988/08/31       7309.75                    11060.80
  1988/09/30       7529.36                    11531.99
  1988/10/31       7516.81                    11852.58
  1988/11/30       7184.26                    11683.09
  1988/12/31       7121.52                    11887.54
  1989/01/31       7403.87                    12757.71
  1989/02/28       7372.50                    12440.04
  1989/03/31       7523.08                    12729.90
  1989/04/30       7792.88                    13390.58
  1989/05/31       7930.92                    13932.90
  1989/06/30       7836.81                    13853.48
  1989/07/31       8345.04                    15104.45
  1989/08/31       8558.37                    15400.50
  1989/09/30       8401.51                    15337.35
  1989/10/31       7924.65                    14981.53
  1989/11/30       7623.47                    15287.15
  1989/12/31       7748.96                    15654.04
  1990/01/31       7309.75                    14603.66
  1990/02/28       7334.85                    14792.04
  1990/03/31       7786.61                    15184.03
  1990/04/30       7466.61                    14804.43
  1990/05/31       8018.77                    16247.86
  1990/06/30       8024.53                    16137.38
  1990/07/31       7702.54                    16085.74
  1990/08/31       7026.99                    14631.59
  1990/09/30       6799.70                    13919.03
  1990/10/31       6711.31                    13859.18
  1990/11/30       7071.18                    14754.48
  1990/12/31       7393.75                    15166.13
  1991/01/31       8046.33                    15827.37
  1991/02/28       8204.72                    16959.03
  1991/03/31       8838.29                    17369.44
  1991/04/30       8692.57                    17411.13
  1991/05/31       9098.05                    18163.29
  1991/06/30       8640.30                    17331.41
  1991/07/31       9015.69                    18139.05
  1991/08/31       8920.25                    18568.95
  1991/09/30       8710.29                    18258.85
  1991/10/31       9130.21                    18503.51
  1991/11/30       8716.65                    17757.82
  1991/12/31       9384.71                    19789.32
  1992/01/31       9352.90                    19421.24
  1992/02/29       9499.24                    19673.71
  1992/03/31       9308.36                    19290.07
  1992/04/30       9142.94                    19857.20
  1992/05/31       8684.84                    19954.50
  1992/06/30       8277.64                    19657.18
  1992/07/31       8595.76                    20461.16
  1992/08/31       8430.34                    20041.71
  1992/09/30       8551.22                    20278.20
  1992/10/31       8621.21                    20349.17
  1992/11/30       8920.25                    21043.08
  1992/12/31       9384.71                    21301.91
  1993/01/31       9664.67                    21480.84
  1993/02/28       9594.68                    21772.98
  1993/03/31      10103.68                    22232.39
  1993/04/30      10135.49                    21694.37
  1993/05/31      10447.26                    22275.78
  1993/06/30      10886.27                    22340.38
  1993/07/31      11331.65                    22251.02
  1993/08/31      11312.56                    23094.33
  1993/09/30      11605.23                    22916.50
  1993/10/31      12069.70                    23390.88
  1993/11/30      11713.40                    23168.66
  1993/12/31      12092.94                    23449.00
  1994/01/31      12668.79                    24246.27
  1994/02/28      12668.79                    23589.20
  1994/03/31      12159.13                    22560.71
  1994/04/30      12225.12                    22849.48
  1994/05/31      12265.43                    23224.22
  1994/06/30      11956.44                    22655.22
  1994/07/31      12131.08                    23398.31
  1994/08/31      12675.17                    24357.64
  1994/09/30      12037.04                    23760.88
  1994/10/31      12332.60                    24295.50
  1994/11/30      11848.97                    23410.66
  1994/12/31      12305.73                    23757.84
  1995/01/31      12299.01                    24373.88
  1995/02/28      13192.39                    25323.73
  1995/03/31      13756.62                    26071.03
  1995/04/30      14515.65                    26838.83
  1995/05/31      15409.03                    27911.57
  1995/06/30      15979.98                    28559.96
  1995/07/31      16859.92                    29507.01
  1995/08/31      16853.20                    29581.07
  1995/09/30      17323.40                    30829.39
  1995/10/31      16691.99                    30719.33
  1995/11/30      17894.36                    32067.91
  1995/12/31      18133.27                    32685.54
  1996/01/31      18457.73                    33798.15
  1996/02/29      19445.50                    34111.46
  1996/03/31      19892.52                    34439.95
  1996/04/30      20850.95                    34947.60
  1996/05/31      21630.63                    35848.90
  1996/06/30      21118.27                    35985.48
  1996/07/31      19692.56                    34395.64
  1996/08/30      20732.14                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 153112 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Defense and Aerospace Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $20,732 - a 107.32% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                            % OF FUND'S
                            INVESTMENTS

United Technologies Corp.   4.3

Boeing Co.                  4.0

Raytheon Co.                3.5

Alliant Techsystems, Inc.   3.5

Lockheed Martin Corp.       3.4

Harris Corp.                3.1

Bombardier, Inc. Class B    2.9

McDonnell Douglas Corp.     2.8

Sundstrand Corp.            2.5

Thiokol Corp.               2.5

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 22.3
Row: 1, Col: 2, Value: 8.9
Row: 1, Col: 3, Value: 9.4
Row: 1, Col: 4, Value: 9.5
Row: 1, Col: 5, Value: 15.2
Row: 1, Col: 6, Value: 34.7
Aerospace & Defense 34.7%
Defense Electronics 15.2%
Electronics 9.5%
Conglomerates 9.4%
Electrical Equipment 8.9%
All Others 22.3% *
* INCLUDES SHORT-TERM INVESTMENTS
DEFENSE AND AEROSPACE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




Bill Rubin,
Portfolio Manager of
Fidelity Select Defense and Aerospace Portfolio
Q. WHAT WAS THE FUND'S RETURN, BILL?
A. For the six months ended August 31, 1996 the fund had a total return of 6.62%. For the past year, it returned 23.02%. For the same periods, the Standard & Poor's 500 Index returned 2.96% and 18.73%, respectively.
Q. OVER THE PAST SIX MONTHS, WHICH GROUP IN THE FUND PERFORMED BETTER - COMMERCIAL AEROSPACE STOCKS OR DEFENSE CONTRACTORS?
A. Commercial aerospace stocks outperformed all other market segments in the fund due to a variety of factors. Commercial aerospace companies generally enjoyed good fundamentals in an environment of strong demand for aircraft as new plane orders surged and order backlogs increased. In fact, order backlogs have been on an upward trend for some time - a positive sign about the industry's health. At the same time, many of these companies continued aggressively to cut costs and generate stronger cash flows. The best example is Boeing, whose commercial order backlog has been up the past five quarters and cash flows have been very strong.
Q. WHAT ABOUT DEFENSE CONTRACTORS?
A. Defense stocks performed well, although not as well as commercial aerospace stocks. Earnings-per-share growth continued to be strong - generally in the 10%-to-15% range - and in some cases higher. The U.S. defense budget fell slightly in nominal terms. However, the reduction was modest compared to the dramatic reductions in defense spending we've seen over the past 10 years. Profit margins continued to improve and cash flows remained strong. Cash redeployment into stock buybacks, debt reduction, increased dividends and acquisitions continued to boost stock performances. Valuations of defense contractor stocks during the period looked more expensive relative to historical ranges, although they were still undervalued relative to the general market.
Q. WERE THERE ANY MAJOR CONTRACTS AWARDED DURING THE PERIOD?
A. During the past six months, there were several large contracts. British Aerospace won contracts from the U.K. for a maritime patrol aircraft replacement program and for a conventional standoff missile program. Alliant Techsystems won a large contract from the U.S. for a lightweight hybrid torpedo program. Lockheed Martin and McDonnell Douglas won the contract for a new joint services standoff missile program. Additionally, General Dynamics won the contract for an advanced amphibious assault vehicle program for the Marines. There are also several very large contracts on the horizon. The Navy will select a winner for the $8 billion LPD-17 ship program. Also, the Pentagon will choose two contractors from three to compete for the mammoth $50 billion contract to build the Joint Strike Fighter, the latest joint services all-purpose fighter aircraft. The final winner, however, will not be known for a few years.
Q. ALTHOUGH THE STRIKE AT MCDONNELL DOUGLAS WAS RECENTLY RESOLVED, DO YOU THINK LABOR IS A BIG CONCERN FOR THE INDUSTRY?
A. From a cost standpoint, not really. Raw materials represent a much greater proportion of defense and aerospace companies' costs than does labor. Additionally, approximately half of defense contracts are structured as "cost plus" - meaning that the government will pay for, among other things, any costs above original estimates. Furthermore, many companies have already negotiated contracts with the major unions, so labor problems should not arise for some time.
Q. WAS THERE ONE STOCK THAT DID NOT LIVE UP TO EXPECTATIONS?
A. Litton Industries was a significant underperformer. The company continues successfully to implement its strategy of acquiring small- to medium-sized companies and integrating them in a way that adds value for shareholders. Although the company grew earnings slightly more than expected and the stock was priced cheaply relative to its cash flow, the market has so far chosen not to recognize its value.
Q. WHAT DO YOU SEE GOING FORWARD?
A. In commercial aerospace, barring any significant downturn in demand, stocks should continue to perform well, as many of these companies can continue to grow their order backlogs and increase their production rates and profitability. As for defense contractors' stocks, my outlook is mixed. While they have shown they can generate strong cash flows and improve profit margins, I'm less sanguine about their historically high valuations. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: May 8, 1984
FUND NUMBER: 067
TRADING SYMBOL: FSDAX
SIZE: as of August 31, 1996, more than $32 million
MANAGER: Bill Rubin, since 1994; manager,
Select Home Finance Portfolio since October
1996; equity analyst, savings & loans,
aerospace, defense electronics, cable
equipment and electronic industries, since
1994; joined Fidelity in 1994
(checkmark)
DEFENSE AND AEROSPACE PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 99.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 34.7%
AIRCRAFT - 11.1%
Boeing Co.   14,400 $ 1,303,188  09702310
British Aerospace PLC  18,500  288,039  11042010
Lockheed Martin Corp.   13,350  1,123,069  53983010
McDonnell Douglas Corp.   18,700  937,338  58016910
  3,651,634
AIRCRAFT & PARTS - 7.6%
AAR Corp.   14,300  309,238  00036110
Banner Aerospace, Inc. (a)   28,100  221,288  06652510
Precision Castparts Corp.   5,500  268,813  74018910
Rohr Industries, Inc. (a)   20,200  421,675  77542210
Sundstrand Corp.   22,000  822,250  86732310
Wyman-Gordon Co. (a)   21,500  448,813  98308510
  2,492,077
AIRCRAFT ENGINES & PARTS - 1.8%
General Motors Corp. Class H   4,500  251,438  37044250
Rolls Royce PLC Ord.   30,000  103,537  77577910
UNC, Inc. (a)   28,900  234,813  90307010
  589,788
AIRCRAFT EQUIPMENT - 2.6%
Aviall, Inc.   37,500  318,750  05366B10
BE Aerospace, Inc. (a)  11,900  196,350  07330210
Moog, Inc. Class A  11,300  220,350  61539420
Transtechnology Corp.   6,200  110,050  89388910
  845,500
GUIDED MISSILES & SPACE VEHICLES - 2.2%
Rockwell International Corp.   14,300  743,600  77434710
MISSILES & SPACE VEHICLES - 4.7%
Orbital Sciences Corp. (a)   30,100  541,800  68556410
Special Devices, Inc. (a)   12,700  193,675  84740910
Thiokol Corp.   18,100  812,238  88410310
  1,547,713
ORDNANCE - 3.4%
Alliant Techsystems, Inc. (a)   22,100  1,140,913  01880410
TRAINING EQUIPMENT & SIMULATORS - 1.3%
C A E Industries Ltd.   25,500  198,483  12476510
Flightsafety International, Inc.   5,000  221,250  33942310
  419,733
TOTAL AEROSPACE & DEFENSE   11,430,958
AIR TRANSPORTATION - 0.6%
AIR TRANSPORT, MAJOR NATIONAL - 0.6%
AMR Corp.   2,600  213,200  00176510
AUTOS, TIRES, & ACCESSORIES - 3.9%
AUTO & TRUCK PARTS - 2.7%
Safety Components International, Inc. (a)   36,200  470,600  78647410
Sparton Corp. (a)   29,900  183,138  84723510
TRW, Inc.   2,700  249,750  87264910
  903,488
AUTO DEALERS - RETAIL - 0.6%
Aviation Sales Co. (a)   9,700  191,575  05367210
MOTOR VEHICLE SUPPLIES & NEW PARTS - 0.6%
Hahn Automotive Warehouse, Inc.  23,800  190,400  40519110
TOTAL AUTOS, TIRES, & ACCESSORIES   1,285,463

 SHARES VALUE (NOTE 1)
BROADCASTING - 0.6%
COMMUNICATIONS SERVICES - 0.6%
Asia Satellite Telecommunications
 Holdings Ltd. Sponsored ADR (a)  6,000 $ 157,500  04516X10
Asia Satellite Telecommunications
 Holdings Ltd. (a)   12,500  32,735  04699K22
  190,235
BUILDING MATERIALS - 0.2%
AIRCONDITIONING EQUIPMENT - 0.2%
Engineered Support Systems, Inc. (a)   8,600  74,175  29286610
CELLULAR - 0.6%
CELLULAR & COMMUNICATION SERVICES - 0.6%
Commet Cellular, Inc. (a)   6,200  198,400  20260410
CHEMICALS & PLASTICS - 0.6%
CHEMICALS - 0.6%
Goodrich (B.F.) Co.   5,500  206,250  38238810
COMMUNICATIONS EQUIPMENT - 1.9%
DATACOMMUNICATIONS EQUIPMENT - 0.2%
Echostar Communications Corp.
 Class A (a)  3,100  78,614  27876210
TELEPHONE EQUIPMENT - 1.0%
DSC Communications Corp. (a)   4,700  139,825  23331110
Globalstar Telecommunications Ltd. (a)   4,200  181,650  37999822
  321,475
TELEPHONE INTERCONNECT SYSTEMS - 0.7%
General Instrument Corp. (a)   7,700  210,788  37012110
TOTAL COMMUNICATIONS EQUIPMENT   610,877
COMPUTER SERVICES & SOFTWARE - 0.6%
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.6%
CACI International, Inc. Class A (a) 10,900 182,575 12719030 COMPUTERS & OFFICE EQUIPMENT - 0.4%
COMPUTER PERIPHERALS - 0.4%
Miltope Group, Inc. (a)   42,400  121,900  60219110
CONGLOMERATES - 9.4%
AlliedSignal, Inc.   3,400  209,950  01951210
Harris Corp.   16,600  1,020,900  41387510
Sequa Corp. Class A (a)  4,600  201,250  81732010
Textron, Inc.   3,000  256,125  88320310
United Technologies Corp.   12,500  1,409,375  91301710
  3,097,600
DEFENSE ELECTRONICS - 15.2%
Ducommun, Inc. (a)   13,600  226,100  26414710
ESCO Electronics Corp. (trust receipt) (a)  40,100  471,175  26903020
Flir Systems, Inc. (a)   47,800  657,250  30244510
KVH Industries, Inc. (a)   12,100  101,338  48273810
Litton Industries, Inc. (a)   9,200  428,950  53802110
Logicon, Inc.   9,700  287,363  54140910
Nichols Research Corp.   13,000  419,250  65381810
Raytheon Co.   22,500  1,158,750  75511110
Remec, Inc. (a)   15,400  223,300  75954310
Tracor, Inc. (a)  34,300  664,563  89234920
Trimble Navigation Ltd. (a)  11,300  203,400  89623910
Whittaker Corp. (a)  12,200  170,800  96668040
  5,012,239
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 8.9%
CURRENT-CARRYING WIRING DEVICE - 0.9%
Adflex Solutions (a)  27,200 $ 285,600  00686610
ELECTRIC COILS & TRANSFORMERS - 0.6%
Spectrum Control, Inc. (a)   54,000  212,625  84761510
ELECTRICAL EQUIPMENT - WHOLESALE - 0.6%
Antec Corp. (a)  13,300  184,538  03664P10
ELECTRICAL MACHINERY - 1.6%
Amphenol Corp. Class A (a)  10,500  206,063  03209420
Honeywell, Inc.   5,800  337,125  43850610
  543,188
TV & RADIO COMMUNICATION EQUIPMENT - 4.5%
C-COR Electronics, Inc. (a)   15,200  235,600  12501010
California Amplifier, Inc. (a)  15,200  190,000  12990010
Gilat Satellite Networks Ltd. (a)  12,900  253,163  40199892
NII Norsat International, Inc. (a)  76,400  139,594  62913L10
Ortel Corp. (a)  11,900  296,013  68749W10
Scientific-Atlanta, Inc.   8,500  114,750  80865510
TSX Corp. (a)  20,450  250,513  87302710
  1,479,633
WIRING & LIGHTING - 0.7%
Oak Industries, Inc. (a)  7,400  222,000  67140050
TOTAL ELECTRICAL EQUIPMENT   2,927,584
ELECTRONIC INSTRUMENTS - 0.7%
ELECTRONIC EQUIPMENT - 0.7%
Berg Electronics Corp. (a)  9,300  225,526  08372L10
ELECTRONICS - 9.5%
CONNECTORS - 2.0%
AMP, Inc.   6,000  229,500  03189710
Augat, Inc.   11,700  223,763  05104210
PCD, Inc. (a)  16,900  198,575  69318P10
  651,838
ELECTRONIC CAPACITORS - 1.1%
AVX Corp.   9,200  172,500  00244410
Kemet Corp. (a)  11,800  200,600  48836010
  373,100
ELECTRONIC PARTS - WHOLESALE - 3.2%
Anicom, Inc. (a)  11,700  190,125  03525010
Harmonic Lightwaves, Inc. (a)   12,400  248,000  41316010
Kent Electronics Corp. (a)  18,000  398,250  49055310
Zero Corp.   10,400  210,600  98948410
  1,046,975
ELECTRONICS & ELECTRONIC COMPONENTS - 3.2%
Alpine Group, Inc. (a)  12,500  70,313  02082510
Esterline Technologies Corp.   37,000  763,125  29742510
Vishay Intertechnology, Inc.   11,100  223,388  92829810
  1,056,826
TOTAL ELECTRONICS   3,128,739
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
FLUID POWER CYLINDERS & ACTUATORS - 0.6%
Power Control Technologies, Inc. (a)   24,500  189,875  73922810
GENERAL INDUSTRIAL MACHINERY - 0.5%
Park Ohio Industries, Inc. (a)  11,700  169,650  70067710
MACHINE TOOLS, METAL CUTTING - 0.1%
Devlieg-Bullard, Inc. (a)  19,400  43,650  25178210

 SHARES VALUE (NOTE 1)
STORAGE BATTERIES - 0.5%
Exide Corp.   6,200 $ 165,075  30205110
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   568,250
IRON & STEEL - 0.2%
METAL FORGINGS & STAMPINGS - 0.2%
Hexcel Corp. (a)  4,000  70,500  42829110
METALS & MINING - 3.9%
NONFERROUS ROLLING & DRAWING - 1.5%
Oregon Metallurgical Corp. (a)  9,600  285,600
RMI Titanium Co. (a)  10,400  211,900  74961H20
  497,500
NONFERROUS WIRE - 1.8%
Cable Design Technology Corp. (a)   16,300  578,650  12692410
PRIME NONFERROUS SMELTING - 0.6%
Tremont Corp. (a)  6,500  207,188  89474520
TOTAL METALS & MINING   1,283,338
RAILROADS - 2.9%
RAILROAD EQUIPMENT - 2.9%
Bombardier, Inc. Class B  67,400  950,718  09775120
SHIP BUILDING & REPAIR - 3.1%
Avondale Industries, Inc. (a)  33,700  530,775  05435010
General Dynamics Corp.   7,700  493,763  36955010
  1,024,538
TOTAL COMMON STOCKS
 (Cost $31,754,509)   32,803,065
REPURCHASE AGREEMENTS - 0.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 139,081  139,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $31,893,509)   $ 32,942,065
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $54,411,779 and $47,082,079, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $15,956 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $31,948,578. Net unrealized appreciation aggregated $993,487 of which $2,793,902 related to appreciated investment securities and $1,800,415 related to depreciated investment securities.
DEFENSE AND AEROSPACE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                            $ 32,942,065
securities, at
value (including
repurchase
agreements of
$139,000)
(cost
$31,893,509) -
See
accompanying
schedule

Cash                                      517

Receivable for                            269,920
fund shares sold

Dividends                                 36,867
receivable

Redemption fees                           111
receivable

Prepaid expenses                          12,776

 TOTAL ASSETS                             33,262,256

LIABILITIES

Payable for fund             $ 234,715
shares
redeemed

Accrued                       16,447
management
fee

Other payables                48,911
and
accrued
expenses

 TOTAL LIABILITIES                        300,073

NET ASSETS                               $ 32,962,183

Net Assets
consist of:

Paid in capital                          $ 29,919,943

Accumulated net                           (106,135
investment                               )
(loss)

Accumulated                               2,099,819
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                            1,048,556
appreciation
(depreciation)
on investments

NET ASSETS, for                          $ 32,962,183
1,180,419
shares
outstanding

NET ASSET VALUE                           $27.92
and redemption
price per share
($32,962,183 (divided by)
1,180,419
shares)

Maximum offering                          $28.78
price per share
(100/97.00 of
$27.92)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                        $ 198,924
INCOME
Dividends

Interest                           48,189

 TOTAL INCOME                      247,113

EXPENSES

Management fee       $ 128,577

Transfer agent        162,153
fees

Accounting fees       30,156
and expenses

Non-interested        83
trustees'
compensation

Custodian fees        9,819
and expenses

Registration fees     14,009

Audit                 14,887

Legal                 114

Miscellaneous         200

 Total expenses       359,998
before
reductions

 Expense              (6,750       353,248
reductions           )

NET INVESTMENT                     (106,135
INCOME (LOSS)                     )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           2,244,371
securities

 Foreign              (28          2,244,343
currency             )
transactions

Change in net                      (1,076,448
unrealized                        )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                    1,167,895

NET INCREASE                      $ 1,061,760
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 143,379
INFORMATION
Sales charges
paid to FDC

 Deferred sales                   $ 886
charges
withheld
 by FDC

 Exchange fees                    $ 17,865
withheld by FSC

 Expense                          $ 6,750
reductions
 Directed
brokerage
arrangements

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (106,135     $ (42,041
Net investment       )              )
income (loss)

 Net realized         2,244,343      6,184,658
gain (loss)

 Change in net        (1,076,448     1,844,428
unrealized           )
appreciation
(depreciation)

 NET INCREASE         1,061,760      7,987,045
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (1,088,127     (1,652,319
shareholders         )              )
from net
realized gains

Share                 57,637,845     82,853,410
transactions
Net proceeds
from sales of
shares

 Reinvestment of      1,073,164      1,633,401
distributions

 Cost of shares       (52,441,499    (69,255,038
redeemed             )              )

 Paid in capital      70,825         97,064
portion of
redemption fees

 NET INCREASE         6,340,335      15,328,837
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               6,313,968      21,663,563
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         26,648,215     4,984,652
period

 End of period        32,962,183     26,648,215
(including
accumulated net
investment loss
of $106,135 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 2,060,864      3,489,764

 Issued in            39,600         65,863
reinvestment of
distributions

 Redeemed             (1,908,261     (2,821,248
                     )              )

 Net increase         192,203        734,379
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 26.97      $ 19.64    $ 19.14   $ 15.08    $ 14.37      $ 13.72
beginning of
period

Income from
Investment
Operations

 Net investment        (.07)        (.05)      (.06)     .07        (.02)        (.01)
income (loss)

 Net realized and      1.78         9.09       .70       4.57       .69          .67
unrealized gain
(loss)

 Total from            1.71         9.04       .64       4.64       .67          .66
investment
operations



Less Distributions

 From net              -            -          -         (.10)      -            (.04)
investment
income

 In excess of net      -            -          -         -          -            (.02)
investment
income

 From net              (.81)        (1.82)     (.27)     (.62)      -            -
realized gain

 Total                 (.81)        (1.82)     (.27)     (.72)      -            (.06)
distributions

Redemption fees        .05          .11        .13       .14        .04          .05
added to paid in
capital

Net asset value,      $ 27.92      $ 26.97    $ 19.64   $ 19.14    $ 15.08      $ 14.37
end of period

TOTAL RETURN B, C      6.62%        47.40%     4.13%     32.04%     4.94%        5.18%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 32,962     $ 26,648   $ 4,985   $ 11,136   $ 1,463      $ 1,280
period (000
omitted)

Ratio of expenses      1.68% A      1.77%      2.49%     2.53%      2.48% A,     2.46%
to average net                     G          G         G           G           G
assets

Ratio of expenses      1.65% A,     1.75%      2.49%     2.53%      2.48% A      2.46%
to average net        E            E
assets after
expense
reductions

Ratio of net           (.50)% A     (.20)%     (.32)%    .40%       (.14)% A     (.10)%
investment
income (loss) to
average net
assets

Portfolio turnover     242% A       267%       146%      324%       87% A        32%
rate

Average               $ .0319
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL STATEMENTS). F FOR
FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER. G DURING THE PERIOD,
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE
WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER.


DEVELOPING COMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1996             MONTH    YEAR     YEARS     FUND
                            S

DEVELOPING COMMUNICATIONS   2.27%    -5.47%   149.17%   225.47%

DEVELOPING COMMUNICATIONS   -0.80%   -8.31%   141.69%   215.71%
(INCL. 3% SALES CHARGE)

S&P 500                     2.96%    18.73%   89.14%    117.91%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on June 29, 1990. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5   LIFE OF
AUGUST 31, 1996             YEAR     YEARS    FUND

DEVELOPING COMMUNICATIONS   -5.47%   20.03%   21.04%

DEVELOPING COMMUNICATIONS   -8.31%   19.30%   20.44%
(INCL. 3% SALES CHARGE)

S&P 500                     18.73%   13.59%   13.43%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960909 154202 S00000000000001
             Developing Communications   SP Standard & Poor 500
             00518                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       8953.10                     9980.27
  1990/08/31       7866.70                     9078.05
  1990/09/30       6751.20                     8635.95
  1990/10/31       7081.00                     8598.82
  1990/11/30       8235.30                     9154.30
  1990/12/31       8759.10                     9409.71
  1991/01/31      10146.20                     9819.97
  1991/02/28      10776.70                    10522.10
  1991/03/31      11494.50                    10776.73
  1991/04/30      11591.50                    10802.60
  1991/05/31      11766.10                    11269.27
  1991/06/30      10841.06                    10753.14
  1991/07/31      11963.62                    11254.23
  1991/08/31      12670.42                    11520.96
  1991/09/30      12815.94                    11328.56
  1991/10/31      13564.32                    11480.36
  1991/11/30      12888.70                    11017.70
  1991/12/31      14135.99                    12278.13
  1992/01/31      14510.18                    12049.75
  1992/02/29      14998.70                    12206.40
  1992/03/31      14260.72                    11968.38
  1992/04/30      14073.63                    12320.25
  1992/05/31      14011.26                    12380.62
  1992/06/30      13512.35                    12196.14
  1992/07/31      14104.81                    12694.97
  1992/08/31      13574.71                    12434.72
  1992/09/30      14032.05                    12581.45
  1992/10/31      14655.70                    12625.48
  1992/11/30      15986.14                    13056.01
  1992/12/31      16569.33                    13216.60
  1993/01/31      17017.15                    13327.62
  1993/02/28      17121.30                    13508.88
  1993/03/31      17735.75                    13793.92
  1993/04/30      17206.93                    13460.10
  1993/05/31      18365.83                    13820.83
  1993/06/30      19160.51                    13860.91
  1993/07/31      19535.77                    13805.47
  1993/08/31      21323.79                    14328.70
  1993/09/30      21621.79                    14218.37
  1993/10/31      22372.32                    14512.69
  1993/11/30      20672.60                    14374.82
  1993/12/31      21833.52                    14548.75
  1994/01/31      22673.27                    15043.41
  1994/02/28      22298.78                    14635.73
  1994/03/31      20744.11                    13997.61
  1994/04/30      21598.03                    14176.78
  1994/05/31      20440.78                    14409.28
  1994/06/30      18918.07                    14056.26
  1994/07/31      20879.32                    14517.30
  1994/08/31      22657.83                    15112.51
  1994/09/30      22962.38                    14742.25
  1994/10/31      25021.07                    15073.95
  1994/11/30      24314.54                    14524.96
  1994/12/31      25138.57                    14740.37
  1995/01/31      24467.87                    15122.58
  1995/02/28      25337.29                    15711.91
  1995/03/31      25473.91                    16175.57
  1995/04/30      26593.13                    16651.94
  1995/05/31      27505.97                    17317.52
  1995/06/30      30405.58                    17719.80
  1995/07/31      33318.60                    18307.39
  1995/08/31      33399.15                    18353.34
  1995/09/30      34285.14                    19127.86
  1995/10/31      30875.42                    19059.57
  1995/11/30      31023.08                    19896.28
  1995/12/31      29504.05                    20279.49
  1996/01/31      28582.05                    20969.80
  1996/02/29      30871.16                    21164.19
  1996/03/31      30569.12                    21368.00
  1996/04/30      32572.09                    21682.97
  1996/05/31      34416.10                    22242.17
  1996/06/30      32921.82                    22326.91
  1996/07/31      30060.43                    21340.51
  1996/08/30      31570.61                    21790.58
IMATRL PRASUN   SHR__CHT 19960831 19960909 154205 R00000000000077

Let's say hypothetically that $10,000 was invested in Fidelity Select Developing Communications Portfolio on June 29, 1990, when the fund started, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $31,571 - a 215.71% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $21,791 over the same period - a 117.91% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                  % OF FUND'S
                                  INVESTMENTS

Newbridge Networks Corp.          3.5

Cisco Systems, Inc.               3.3

360 Degrees Communications Co.    3.2

Microsoft Corp.                   2.9

Dynatech Corp.                    2.7

3Com Corp.                        2.4

Scientific-Atlanta, Inc.          2.4

DSC Communications Corp.          2.4

AirTouch Communications, Inc.     2.4

Palmer Wireless, Inc.             2.4

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 42.6
Row: 1, Col: 2, Value: 7.5
Row: 1, Col: 3, Value: 8.5
Row: 1, Col: 4, Value: 9.199999999999999
Row: 1, Col: 5, Value: 15.5
Row: 1, Col: 6, Value: 16.7
Telephone Equipment 16.7%
Cellular & Communication
Services 15.5%
Prepackaged Computer
Software 9.2%
Datacommunications
Equipment 8.5%
TV & Radio Communication
Equipment 7.5%
All Others 42.6%*
* INCLUDES SHORT-TERM INVESTMENTS
DEVELOPING COMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective August 13, 1996,
Minerva Butler became Portfolio Manager of Fidelity Select Developing Communications Portfolio. The following is a discussion with Paul Antico, who discusses the period covered by the report, and Minerva Butler, who discusses her investment style and outlook.
Q. PAUL, HOW DID THE FUND PERFORM?
A. For the six-month period ended August 31, 1996, the fund compiled a return of 2.27%. This lagged the Standard & Poor's 500 Index, which provided a return of 2.96% during the same period. For the 12 months ended August 31, 1996, the fund had a return of -5.47%, while the S&P 500 posted a return of 18.73%.
Q. HOW WOULD YOU SUM UP THE INVESTING ENVIRONMENT DURING THE PERIOD?
A. I would describe it as swimming against the tide. The industry as a whole suffered as wireless service stocks turned in a subpar performance - partly due to confusion in the market over the pending unveiling of personal communications services (PCS). Though cellular stocks continued to have excellent business prospects, investor sentiment remained cautious due to the uncertainty surrounding PCS.
Q. WHAT EXACTLY IS PCS AND WHY IS IT SO VITAL TO THE HEALTH OF THE DEVELOPING COMMUNICATIONS SECTOR?
A. Since 1984, there have been only two cellular service providers located in each major market of the U.S. When - and it will happen fairly soon - PCS is implemented, it will allow for the introduction of three additional competing companies in each region of the country. Market uncertainty concerning PCS is based on the premise that these new, inexperienced competitors will significantly reduce industry pricing, and the cash flows of the incumbent companies will be slowed. I think market worries will be pacified as soon as PCS is up and running. People will see the benefit of the added competition in increased wireless industry awareness and subscriber growth for all players.
Q. WHICH INDIVIDUAL HOLDINGS OR SECTORS MADE SIGNIFICANT CONTRIBUTIONS TO THE PORTFOLIO?
A. While wireless service provider stocks dragged, we saw fairly strong performance from selected telecommunications equipment-related holdings. I like to think of the equipment companies as being the bullet suppliers in the war. If a service provider wants to improve its competitive position in this new era of deregulation, that provider will have to spend large amounts of capital on new equipment. The fund also enjoyed strong performances from its positions in Black Box Corp., a catalog distributor of networking products, and Vantive, a company with a computer help desk theme.
Q. WHAT OTHER INDIVIDUAL STORIES ARE WORTH NOTING?
A. DSP Communications is an interesting stock. DSP manufactures a large portion of the chips that go inside Japanese-made cellular phones. While its market has been growing rapidly, Japanese companies are also beginning to realize that the phone business in the U.S. is becoming increasingly commodity-like. As a result, Japan is attempting to tap into the U.S. market via retail distribution. If this next wave of cellular distribution occurs, and I think it's likely, DSP could become a beneficiary.
Q. TURNING TO YOU, MINERVA, WHAT'S YOUR OUTLOOK FOR THE FUND AND THE SECTOR IN THE COMING MONTHS?
A. I'm cautiously optimistic on the telecommunications sector. Some details of the recent legislation need to be worked out, and a fair amount of uncertainty remains regarding the outcome. On the cellular side, the well-positioned cellular operators should benefit when PCS is rolled out and its effect comes into focus. Until then, however, investors will remain cautious on the cellular names. Lastly, I agree with Paul that the equipment suppliers will be vital in the upcoming telecommunications battle for the customer. In terms of positioning the fund, I'll try to strike a balance between large companies with proven track records and the faster-growing, smaller- to mid-sized companies with strong balance sheets, proven technologies and good product niches. I'll continue to look for young companies with new yet proven technologies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 518
TRADING SYMBOL: FSDCX
SIZE: as of August 31, 1996, more than
$306 million
MANAGER: Minerva Butler, since August 1996;
equity analyst, cellular, paging, cable and wireless cable industries, since 1995; joined Fidelity in 1995
(checkmark)
DEVELOPING COMMUNICATIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.4%
GUIDED MISSILES & SPACE VEHICLES - 1.2%
Rockwell International Corp.   69,300 $ 3,602,344  77434710
MISSILES & SPACE VEHICLES - 1.2%
Orbital Sciences Corp. (a)  217,600  3,916,800  68556410
TOTAL AEROSPACE & DEFENSE   7,519,144
APPAREL STORES - 0.5%
WOMEN'S CLOTHING STORES - 0.5%
Melville Corp.   40,000  1,690,000  58574510
BROADCASTING - 9.0%
CABLE TV OPERATORS - 6.7%
American Telecasting, Inc. (a)  237,900  2,379,000  03015110
Comcast UK Cable Partners
 PLC Class A (a)  200,100  2,151,075  20099622
General Cable PLC sponsored ADR (a)  265,000  3,610,625  36930Q10
Heartland Wireless
 Communications, Inc. (a)  224,700  4,746,788  42235W10
International Cabletel, Inc. (a)  65,800  1,595,650  45921610
Nynex CableComms Group
 PLC ADR Unit (a)  161,500  2,624,375  67076410
TCI Group Class A  100,000  1,487,500  87924V10
Telewest Communications PLC (a)  1,250,000  2,713,367  87956P92
  21,308,380
COMMUNICATIONS SERVICES - 0.4%
Metro One Telecommunications, Inc.   100,000  1,125,000  59163F10
TELEVISION BROADCASTING - 1.9%
Home Shopping Network, Inc. (a)  50,000  537,500  43735110
Viacom, Inc. Class A (a)  178,100  5,565,625  92552410
  6,103,125
TOTAL BROADCASTING   28,536,505
CELLULAR - 15.5%
CELLULAR & COMMUNICATION SERVICES - 15.5%
AirTouch Communications, Inc. (a)  273,925  7,532,938  00949T10
Arch Communications Group, Inc. (a)  345,387  4,705,898  03938110
Cellular Communications
 Puerto Rico, Inc. (a)  60,000  1,605,000  15091910
Geotek Industries, Inc. (a)  60,000  547,500  37365410
Nextel Communications, Inc. Class A (a) 290,000 4,748,750 65332V10 Paging Network, Inc. (a) 148,000 2,608,500 69554210
Palmer Wireless, Inc. (a)  384,600  7,499,700  69703310
Telephone & Data Systems, Inc.   62,131  2,648,334  87943310
360 Degrees Communications Co. (a)  420,000  10,027,500  88557110
United States Cellular Corp. (a)  235,600  7,126,900  91168410
Vanguard Cellular Systems, Inc.
 Class A  10,000  191,250  92202210
  49,242,270
COMMUNICATIONS EQUIPMENT - 25.2%
DATACOMMUNICATIONS EQUIPMENT - 8.5%
Cisco Systems, Inc. (a)  200,500  10,576,375  17275R10
Dynatech Corp. (a)  217,650  8,542,763  26813810
3Com Corp. (a)  165,000  7,713,750  88553510
  26,832,888
TELEPHONE EQUIPMENT - 16.7%
Andrew Corp. (a)  55,000  2,447,500  03442510
Ascend Communications, Inc. (a)  120,000  6,285,000  04349110
Brite Voice Systems, Inc. (a)  104,000  1,313,000  11041110
Brooktrout Technology, Inc. (a)  150,000  3,750,000  11458010

 SHARES VALUE (NOTE 1)
DSC Communications Corp. (a)  255,200 $ 7,592,200  23331110
DSP Communications, Inc. (a)  23,300  1,185,388  23332K10
Dialogic Corp. (a)  136,800  4,873,500  25249910
Inter-Tel, Inc. (a)  170,200  3,552,925  45837210
InterVoice, Inc. (a)  340,100  4,633,863  46114210
Newbridge Networks Corp. (a)  195,000  11,236,875  65090110
Tadiran Ltd. sponsored ADR  32,000  816,000  87359310
Tellabs, Inc. (a)  81,600  5,171,400  87966410
  52,857,651
TOTAL COMMUNICATIONS EQUIPMENT   79,690,539
COMPUTER SERVICES & SOFTWARE - 14.8%
CAD/CAM/CAE - 0.2%
TCSI Corp. (a)  25,500  612,000  87233R10
COMPUTER SERVICES - 3.7%
America Online, Inc. (a)  113,500  3,433,375  02364J10
Clarify, Inc. (a)  50,900  2,128,256  18049210
Electronic Data Systems Corp.  115,000  6,267,500  28566110
  11,829,131
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.6%
Data Dimensions, Inc. (a)  33,200  1,112,200  23765420
Keane, Inc. (a)  90,400  4,068,000  48666510
  5,180,200
DATA PROCESSING - 0.1%
Automatic Data Processing, Inc.   10,000  422,500  05301510
PREPACKAGED COMPUTER SOFTWARE - 9.2%
Black Box Corp. (a)  257,700  6,796,838  09182610
Metromail Corp. (a)  23,600  413,000  59168010
Microsoft Corp. (a)  74,000  9,065,000  59491810
Oracle Systems Corp. (a)  152,500  5,375,625  68389X10
Sykes Enterprises, Inc. (a)  38,100  1,712,119  87123710
Vantive Corp. (a)  120,800  5,315,200  92209110
Wind River Systems, Inc.   10,000  342,500  97314910
  29,020,282
TOTAL COMPUTER SERVICES & SOFTWARE   47,064,113
COMPUTERS & OFFICE EQUIPMENT - 1.9%
COMPUTER COMMUNICATIONS EQUIPMENT - 0.8%
Comverse Technology, Inc. (a)  75,000  2,643,750  20586240
COMPUTER STORAGE DEVICES - 0.4%
Adaptec, Inc. (a)  23,600  1,177,050  00651F10
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Hewlett-Packard Co.   50,000  2,187,500  42823610
TOTAL COMPUTERS & OFFICE EQUIPMENT   6,008,300
DEFENSE ELECTRONICS - 0.1%
Remec, Inc. (a)  13,600  197,200  75954310
ELECTRICAL EQUIPMENT - 9.3%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.9%
Antec Corp. (a)  211,200  2,930,400  03664P10
ELECTRICAL MACHINERY - 0.2%
Amphenol Corp. Class A  30,800  604,450  03209420
TV & RADIO COMMUNICATION EQUIPMENT - 7.5%
Allen Group, Inc. (The)  250,300  3,910,938  01763410
California Amplifier, Inc.   13,000  162,500  12990010
California Microwave Corp. (a)  211,500  3,093,188  13044210
General Instrument Corp. (a)  190,500  5,214,938  37012110
Ortel Corp. (a)  80,000  1,990,000  68749W10
Scientific-Atlanta, Inc.   562,400  7,592,400  80865510
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - CONTINUED
TV & RADIO COMMUNICATION EQUIPMENT - CONTINUED
TSX Corp. (a)  115,750 $ 1,417,938  87302710
Vertex Communications Corp. (a)  19,200  345,300  92532010
  23,727,202
WIRING & LIGHTING - 0.7%
Oak Industries, Inc. (a)  74,600  2,238,000  67140050
TOTAL ELECTRICAL EQUIPMENT   29,500,052
ELECTRONICS - 4.2%
ELECTRONIC PARTS - WHOLESALE - 1.0%
Brightpoint, Inc.   139,500  3,051,563  10947310
ELECTRONICS & ELECTRONIC COMPONENTS - 1.3%
Sanmina Corp. (a)  119,800  4,193,000  80090710
SEMICONDUCTORS - 1.9%
Intel Corp.   76,500  6,105,656  45814010
TOTAL ELECTRONICS   13,350,219
ENGINEERING - 0.4%
WATER & SEWER PIPES - 0.4%
MasTec, Inc. (a)  37,700  1,112,150  57632310
SERVICES - 0.0%
BUSINESS SERVICES - 0.0%
Premier Technologies, Inc.   2,000  42,500  74058F10
TELEPHONE SERVICES - 5.8%
AT&T Corp.   72,700  3,816,750  00195710
ALLTEL Corp.   95,000  2,683,750  02003910
BCE, Inc.   50,000  1,973,324  05534B10
DDI Corp. Ord.   250  1,986,223  23399J22
MFS Communications, Inc. (a)  115,200  4,881,600  55272T10
Telecom Italia Mobile Spa  1,475,000  3,039,082  89799F22
  18,380,729
TOTAL COMMON STOCKS
 (Cost $272,803,276)   282,333,721
REPURCHASE AGREEMENTS - 10.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 34,561,149  34,541,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $307,344,276)  $ 316,874,721
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $326,745,423 and $330,131,656 respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $58,710 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $309,213,176. Net unrealized appreciation aggregated $7,661,545, of which $26,648,593 related to appreciated investment securities and $18,987,048 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending February 28, 1997 approximately $20,116,000 of losses recognized during the period November 1, 1995 to February 29, 1996.
DEVELOPING COMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                                $ 316,874,721
securities, at
value (including
repurchase
agreements of
$34,541,000)
(cost
$307,344,276)
- See
accompanying
schedule

Cash                                          936

Receivable for                                1,634,541
investments
sold

Receivable for                                522,731
fund shares sold

Dividends                                     94,548
receivable

Redemption fees                               223
receivable

Other receivables                             3,160

Prepaid expenses                              3,349

 TOTAL ASSETS                                 319,134,209

LIABILITIES

Payable for                   $ 11,241,347
investments
purchased

Payable for fund               1,016,384
shares
redeemed

Accrued                        153,859
management
fee

Other payables                 294,290
and
accrued
expenses

 TOTAL LIABILITIES                            12,705,880

NET ASSETS                                   $ 306,428,329

Net Assets
consist of:

Paid in capital                              $ 304,621,117

Accumulated net                               (960,271
investment                                   )
(loss)

Accumulated                                   (6,763,299
undistributed net                            )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                                9,530,782
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                              $ 306,428,329
15,430,635
shares
outstanding

NET ASSET VALUE                               $19.86
and redemption
price per share
($306,428,329 (divided by)
15,430,635
shares)

Maximum offering                              $20.47
price per share
(100/97.00 of
$19.86)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                          $ 481,197
INCOME
Dividends

Interest                             1,137,029

 TOTAL INCOME                        1,618,226

EXPENSES

Management fee       $ 985,842

Transfer agent        1,448,758
fees

Accounting fees       142,851
and expenses

Non-interested        629
trustees'
compensation

Custodian fees        17,457
and expenses

Registration fees     3,349

Audit                 14,780

Legal                 1,296

Miscellaneous         3,057

 Total expenses       2,618,019
before
reductions

 Expense              (39,522        2,578,497
reductions           )

NET INVESTMENT                       (960,271
INCOME (LOSS)                       )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           15,924,050
securities

 Foreign              (358           15,923,692
currency             )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment           (11,378,066
securities           )

 Assets and           329            (11,377,737
liabilities in                      )
 foreign
currencies

NET GAIN (LOSS)                      4,545,955

NET INCREASE                        $ 3,585,684
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 574,583
INFORMATION
Sales charges
paid to FDC

 Deferred sales                     $ 2,621
charges
withheld
 by FDC

 Exchange fees                      $ 55,028
withheld by FSC

 Expense                            $ 36,821
reductions
 Directed
brokerage
arrangements

  Custodian                          1,966
interest credits

  Transfer agent                     735
interest credits

                                    $ 39,522

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (960,271      $ (2,597,260
Net investment       )               )
income (loss)

 Net realized         15,923,692      52,212,710
gain (loss)

 Change in net        (11,377,737     9,525,013
unrealized           )
appreciation
(depreciation)

 NET INCREASE         3,585,684       59,140,463
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      -               (64,709,372
shareholders                         )
from net
realized gains

Share                 112,615,702     436,869,315
transactions
Net proceeds
from sales of
shares

 Reinvestment of      -               63,769,821
distributions

 Cost of shares       (143,187,387    (416,608,338
redeemed             )               )

 Paid in capital      228,841         297,961
portion of
redemption fees

 NET INCREASE         (30,342,844     84,328,759
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               (26,757,160     78,759,850
INCREASE             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         333,185,489     254,425,639
period

 End of period       $ 306,428,329   $ 333,185,489
(including
accumulated net
investment loss
of $960,271 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 5,516,071       19,756,179

 Issued in            -               3,380,520
reinvestment of
distributions

 Redeemed             (7,241,743      (18,449,215
                     )               )

 Net increase         (1,725,672)     4,687,484
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 19.42      $ 20.40     $ 19.65     $ 16.44     $ 13.54     $ 11.95
beginning of
period

Income from
Investment
Operations

 Net investment        (.06)        (.17)       (.16)       (.16)       (.07)       (.08) E
income (loss)

 Net realized and      .49          4.17        2.55        4.82        2.98        2.42
unrealized gain
(loss)

 Total from            .43          4.00        2.39        4.66        2.91        2.34
investment
operations



Less Distributions

 From net              -            (5.00)      (1.67)      (1.47)      (.03)       (.79)
realized gain

Redemption fees        .01          .02         .03         .02         .02         .04
added to paid in
capital

Net asset value,      $ 19.86      $ 19.42     $ 20.40     $ 19.65     $ 16.44     $ 13.54
end of period

TOTAL RETURN B, C      2.27%        21.84%      13.63%      30.24%      21.66%      21.41%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 306,428    $ 333,185   $ 254,426   $ 222,109   $ 83,383    $ 39,261
period (000
omitted)

Ratio of expenses      1.59% A      1.53%       1.58%       1.56%       1.88% A     2.50%
to average net
assets

Ratio of expenses      1.57% A,     1.51%       1.56%       1.56%       1.88% A     2.50%
to average net        F            F           F
assets after
expense
reductions

Ratio of net           (.58)% A     (.78)%      (.83)%      (.88)%      (.59)% A    (.61)%
investment
income (loss) to
average net
assets

Portfolio turnover     226% A       249%        266%        280%        77% A       25%
rate

Average               $ .0317
commission
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE
THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.06 PER
SHARE. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES
TO FINANCIAL STATEMENTS). G FOR FISCAL
YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED.  THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


ELECTRONICS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTHS   YEAR     YEARS     YEARS

ELECTRONICS               -1.60%   -2.89%   266.62%   312.72%

ELECTRONICS               -4.55%   -5.81%   255.62%   300.34%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

ELECTRONICS               -2.89%   29.67%   15.23%

ELECTRONICS               -5.81%   28.88%   14.88%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960909 154358 S00000000000001
             Electronics                 SP Standard & Poor 500
             00008                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8624.46                     9173.00
  1986/10/31       8654.61                     9702.28
  1986/11/30       8654.61                     9938.05
  1986/12/31       8503.83                     9684.63
  1987/01/31       9911.09                    10989.15
  1987/02/28      10705.18                    11423.22
  1987/03/31      10534.30                    11753.35
  1987/04/30      10845.91                    11648.74
  1987/05/31      10624.77                    11750.09
  1987/06/30      10393.58                    12343.47
  1987/07/31      10715.23                    12969.28
  1987/08/31      11489.22                    13453.04
  1987/09/30      11479.17                    13158.41
  1987/10/31       7579.07                    10324.09
  1987/11/30       6392.95                     9473.39
  1987/12/31       7357.93                    10194.31
  1988/01/31       6935.75                    10623.49
  1988/02/29       7669.53                    11118.55
  1988/03/31       7558.96                    10774.98
  1988/04/30       7900.73                    10894.59
  1988/05/31       7629.33                    10989.37
  1988/06/30       8373.16                    11493.78
  1988/07/31       7860.52                    11450.10
  1988/08/31       7076.48                    11060.80
  1988/09/30       7187.05                    11531.99
  1988/10/31       6664.35                    11852.58
  1988/11/30       6332.64                    11683.09
  1988/12/31       6734.72                    11887.54
  1989/01/31       6975.96                    12757.71
  1989/02/28       6875.44                    12440.04
  1989/03/31       6825.18                    12729.90
  1989/04/30       7357.93                    13390.58
  1989/05/31       8061.55                    13932.90
  1989/06/30       7267.46                    13853.48
  1989/07/31       7347.88                    15104.45
  1989/08/31       7599.17                    15400.50
  1989/09/30       7810.26                    15337.35
  1989/10/31       7458.45                    14981.53
  1989/11/30       7478.55                    15287.15
  1989/12/31       7790.16                    15654.04
  1990/01/31       8051.50                    14603.66
  1990/02/28       8694.82                    14792.04
  1990/03/31       9116.99                    15184.03
  1990/04/30       9157.20                    14804.43
  1990/05/31      10504.15                    16247.86
  1990/06/30      10664.97                    16137.38
  1990/07/31      10162.38                    16085.74
  1990/08/31       8574.20                    14631.59
  1990/09/30       7277.51                    13919.03
  1990/10/31       7016.17                    13859.18
  1990/11/30       7739.90                    14754.48
  1990/12/31       8242.59                    15166.13
  1991/01/31       9389.91                    15827.37
  1991/02/28      10215.17                    16959.03
  1991/03/31      10758.64                    17369.44
  1991/04/30      10819.02                    17411.13
  1991/05/31      11171.27                    18163.29
  1991/06/30       9812.60                    17331.41
  1991/07/31      10486.90                    18139.05
  1991/08/31      10919.67                    18568.95
  1991/09/30      10084.34                    18258.85
  1991/10/31      10577.48                    18503.51
  1991/11/30       9933.37                    17757.82
  1991/12/31      11151.14                    19789.32
  1992/01/31      12469.55                    19421.24
  1992/02/29      13153.92                    19673.71
  1992/03/31      12117.31                    19290.07
  1992/04/30      11885.83                    19857.20
  1992/05/31      11905.96                    19954.50
  1992/06/30      11040.44                    19657.18
  1992/07/31      11624.16                    20461.16
  1992/08/31      11744.93                    20041.71
  1992/09/30      12167.63                    20278.20
  1992/10/31      13083.47                    20349.17
  1992/11/30      13938.93                    21043.08
  1992/12/31      14210.66                    21301.91
  1993/01/31      14693.74                    21480.84
  1993/02/28      14371.69                    21772.98
  1993/03/31      14874.90                    22232.39
  1993/04/30      14612.70                    21694.37
  1993/05/31      16079.02                    22275.78
  1993/06/30      16372.29                    22340.38
  1993/07/31      16837.47                    22251.02
  1993/08/31      18283.57                    23094.33
  1993/09/30      18586.95                    22916.50
  1993/10/31      18233.01                    23390.88
  1993/11/30      18091.43                    23168.66
  1993/12/31      18769.41                    23449.00
  1994/01/31      20065.91                    24246.27
  1994/02/28      21017.46                    23589.20
  1994/03/31      20791.47                    22560.71
  1994/04/30      20731.99                    22849.48
  1994/05/31      20672.52                    23224.22
  1994/06/30      19566.34                    22655.22
  1994/07/31      19970.75                    23398.31
  1994/08/31      21921.44                    24357.64
  1994/09/30      21291.03                    23760.88
  1994/10/31      22159.33                    24295.50
  1994/11/30      21873.86                    23410.66
  1994/12/31      21992.80                    23757.84
  1995/01/31      21362.40                    24373.88
  1995/02/28      23550.97                    25323.73
  1995/03/31      25977.44                    26071.03
  1995/04/30      28879.68                    26838.83
  1995/05/31      30984.99                    27911.57
  1995/06/30      35397.83                    28559.96
  1995/07/31      40690.85                    29507.01
  1995/08/31      41226.10                    29581.07
  1995/09/30      41963.55                    30829.39
  1995/10/31      40809.79                    30719.33
  1995/11/30      39786.87                    32067.91
  1995/12/31      37160.87                    32685.54
  1996/01/31      38416.89                    33798.15
  1996/02/29      40683.50                    34111.46
  1996/03/31      38301.39                    34439.95
  1996/04/30      42675.80                    34947.60
  1996/05/31      43801.89                    35848.90
  1996/06/30      40120.45                    35985.48
  1996/07/31      38185.89                    34395.64
  1996/08/30      40019.39                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960909 154403 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Electronics Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $40,034 - a 300.34% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Intel Corp.                             9.0

Cisco Systems, Inc.                     6.9

International Business Machines Corp.   5.6

Compaq Computer Corp.                   5.1

Linear Technology Corp.                 4.3

Microsoft Corp.                         3.8

Adaptec, Inc.                           3.8

Electronic Data Systems Corp.           3.1

Cascade Communications Corp.            3.0

Tellabs, Inc.                           2.6

TOP INDUSTRIES AS OF AUGUST 31, 1996
Semiconductors 24.9%
Datacommunications
Equipment 10.9%
Prepackaged Computer
Software 8.2%
Telephone Equipment 7.9%
Mini & Micro Computers 6.8%
All Others 41.3%*
Row: 1, Col: 1, Value: 41.3
Row: 1, Col: 2, Value: 6.8
Row: 1, Col: 3, Value: 7.9
Row: 1, Col: 4, Value: 8.199999999999999
Row: 1, Col: 5, Value: 10.9
Row: 1, Col: 6, Value: 24.9
* INCLUDES SHORT-TERM INVESTMENTS
ELECTRONICS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Andrew Kaplan became Portfolio Manager of Fidelity Select Electronics Portfolio on August 26, 1996.
Q. ANDY, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ended August 31, 1996, the fund returned -1.60% and -2.89%, respectively. By comparison, the Standard & Poor's 500 Index returned 2.96% for the past six months and 18.73% for the year.
Q. JUDGING BY THE NUMBERS, IT WAS A PRETTY ROUGH PERIOD FOR ELECTRONICS STOCKS. WHAT FACTORS ACCOUNTED FOR THE SECTOR'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. Two events had a negative effect on the electronics sector. The first was a dramatic over-supply of commodity semiconductors, which caused a major price drop for these components. Nowhere was this more evident than in the price of D-RAM, which fell roughly 75% in the first five months of 1996. The drop in semiconductor chip prices not only hurt the stock prices of commodity semiconductor manufacturers, but the companies that make semiconductor equipment as well. The second event was a major inventory correction that affected even the high-quality, proprietary semiconductor companies, which typically can weather severe downturns. Proprietary companies are the only manufacturer producing a given product and, as such, aren't typically affected by commodity pricing pressures. But during the period, even these manufacturers suffered. In late 1995, computer and telecommunications equipment manufacturers began to stockpile chips because parts and shortages crept up. However, what transpired in 1996 was that the demand for semiconductors actually cooled a bit. Not only did we see demand slow, but computer and telecom companies started to draw down their own stockpiles. Consequently, the number of new orders slumped.
Q. WHICH STOCKS WERE MOST ADVERSELY AFFECTED BY THE INVENTORY CORRECTION?
A. Manufacturers of proprietary components in the programmable logic device area were poor performers and hurt the fund's performance over the past six months. Stocks such as Actel and Altera suffered losses because the inventory correction in this particular segment of the semiconductor arena took longer than expected to work itself through.
Q. WASN'T INTEL - THE FUND'S LARGEST HOLDING AT THE END OF AUGUST - ALSO NEGATIVELY AFFECTED?
A. Intel was practically the only semiconductor stock that was able to weather the inventory correction relatively unscathed. Intel's parts remained in tight enough supply so that the market never became flooded with them. The market continued to push the price of Intel's stock higher throughout the period in anticipation of two new products. The first is the multi-media extension (MMX) architecture, which will improve the quality of computer-based video and graphics. The other is the Pentium Pro, or the 686 chip, which has been well-received among workstation and server users. Other companies in this arena failed to offer up competing products, and in my view, that helped solidify Intel's dominance.
Q. SOME COMPANIES KNOWN LARGELY FOR THEIR PERSONAL COMPUTERS - INCLUDING DELL AND COMPAQ - WERE AMONG THE FUND'S LARGEST HOLDINGS AT THE END OF AUGUST. DOES THEIR PRESENCE MEAN YOU'RE OPTIMISTIC ABOUT FUTURE PC DEMAND?
A. Yes, that's part of their attraction, but there is another factor. With the collapse in commodity semiconductor chip prices - which is the major cost of goods for those companies - their input costs fell very rapidly. Because the PC makers didn't immediately pass on these savings to the consumer, there was a period in which Dell and Compaq were able to enjoy expanded profit margins. In my view, that situation could continue until 1997. Likewise Cisco Systems, which produces network equipment and software, benefited from the dramatic fall in D-RAM prices I mentioned previously.
Q. ANDY, WHAT'S YOUR OUTLOOK?
A. I'm optimistic. In my view, the worst of the inventory correction is behind the electronics industry. As I mentioned earlier, I believe that demand for personal computers will be strong. PC demand across Asia has continued to be extremely robust. In Europe, demand seems to be improving, admittedly from a somewhat weak level. While they don't represent a very large part of global PC sales, emerging countries have rapidly increased their demand. I believe that the holiday sales of PCs in the U.S. will be good, if consumer confidence remains high and shoppers are lured by the favorable financing options that retailers are expected to offer. I'll most likely focus on finding high-quality companies that I believe can best benefit from these trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 008
TRADING SYMBOL: FSELX
SIZE: as of August 31, 1996, more than
$1.0 billion
MANAGER: Andrew Kaplan, since August,
1996; analyst, semiconductor equipment
companies and producers; joined Fidelity in
1995
(checkmark)
ELECTRONICS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AIRCRAFT - 2.3%
Lockheed Martin Corp.   172,700 $ 14,528,380  53983010
McDonnell Douglas Corp.   192,200  9,634,025  58016910
  24,162,405
COMMUNICATIONS EQUIPMENT - 18.8%
DATACOMMUNICATIONS EQUIPMENT - 10.9%
Cabletron Systems, Inc. (a)   288,300  17,586,300  12692010
Cisco Systems, Inc. (a)  1,375,000  72,531,250  17275R10
Level One Communications, Inc.   100,000  2,150,000  52729510
3Com Corp. (a)  497,700  23,267,475  88553510
  115,535,025
TELEPHONE EQUIPMENT - 7.9%
Andrew Corp. (a)  60,000  2,670,000  03442510
Ascend Communications, Inc. (a)  243,900  12,774,263  04349110
DSC Communications Corp. (a)   560,000  16,660,000  23331110
Newbridge Networks Corp. (a)  165,200  9,519,650  65090110
Pairgain Technologies, Inc. (a)  169,600  11,236,000  69593410
Tellabs, Inc. (a)  435,100  27,574,463  87966410
Xylan Corp. (a)  60,000  2,535,000  98415110
  82,969,376
TOTAL COMMUNICATIONS EQUIPMENT   198,504,401
COMPUTER SERVICES & SOFTWARE - 13.5%
CAD/CAM/CAE - 1.2%
Cambridge Technology
 Partners Mass., Inc. (a)  60,000  1,695,000  13252410
Parametric Technology Corp. (a)   241,700  10,944,478  69917310
  12,639,478
COMPUTER & SOFTWARE STORES - 0.2%
MicroAge, Inc. (a)  138,200  2,073,000  59492810
COMPUTER SERVICES - 3.6%
America Online, Inc. (a)  100,000  3,025,000  02364J10
Computer Sciences Corp. (a)   35,000  2,450,000  20536310
Electronic Data Systems Corp.   602,700  32,847,150  28566110
  38,322,150
DATA PROCESSING - 0.3%
Ceridian Corp. (a)  87,400  3,725,425  15677T10
PREPACKAGED COMPUTER SOFTWARE - 8.2%
Adobe Systems, Inc.   90,000  3,138,750  00724F10
BMC Software, Inc. (a)  60,700  4,522,150  05592110
Cadence Design Systems, Inc. (a)  157,300  4,660,013  12738710
Computer Associates International, Inc.   75,000  3,937,500  20491210
Electronics for Imaging, Inc. (a)   237,800  15,040,850  28608210
McAfee Associates, Inc. (a)  25,000  1,490,625  57905710
Microsoft Corp. (a)  330,000  40,425,000  59491810
Oracle Systems Corp. (a)  355,100  12,517,275  68389X10
Phoenix Technologies Ltd. (a)  50,000  856,250  71915310
  86,588,413
TOTAL COMPUTER SERVICES & SOFTWARE   143,348,466
COMPUTERS & OFFICE EQUIPMENT - 23.4%
COMPUTER PERIPHERALS - 0.7%
Centennial Technologies, Inc. (a)   99,300  3,401,025  15139210
SCI Systems, Inc. (a)  12,000  535,500  78389010
Western Digital Corp. (a)   100,000  3,512,500  95810210
  7,449,025

 SHARES VALUE (NOTE 1)
COMPUTER STORAGE DEVICES - 6.5%
Adaptec, Inc. (a)  796,690 $ 39,734,914  00651F10
Hutchinson Technology, Inc. (a)   68,200  2,548,975  44840710
Quantum Corp. (a)  64,500  991,688  74790610
Read Rite Corp. (a)  143,500  1,901,375  75524610
Seagate Technology (a)  489,300  23,486,400  81180410
  68,663,352
COMPUTERS & OFFICE EQUIPMENT - 5.6%
International Business Machines Corp.   520,700  59,555,063  45920010
ELECTRONIC COMPUTERS - 1.2%
Bay Networks, Inc. (a)   450,000  12,375,000  07251010
GRAPHICS WORKSTATIONS - 2.0%
Silicon Graphics, Inc. (a)   302,200  7,026,150  82705610
Sun Microsystems, Inc. (a)  258,600  14,061,375  86681010
  21,087,525
MAGNETIC & OPTICAL RECREATION MEDIA - 0.1%
Caere Corp. (a)   175,000  1,569,531  12764610
MINI & MICRO COMPUTERS - 6.8%
Compaq Computer Corp. (a)   959,800  54,348,675  20449310
Dell Computer Corp. (a)   260,000  17,452,500  24702510
  71,801,175
OFFICE AUTOMATION - 0.5%
Pitney Bowes, Inc.   100,000  4,825,000  72447910
TOTAL COMPUTERS & OFFICE EQUIPMENT   247,325,671
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   100,000  5,150,000  75511110
Tracor, Inc. (a)  100,000  1,937,500  89234920
  7,087,500
ELECTRICAL EQUIPMENT - 1.6%
ELECTRICAL EQUIPMENT - 0.3%
Cyberoptics Corp.   115,500  1,501,500  23251710
Vicor Corp. (a)  55,000  1,354,375  92581510
  2,855,875
TV & RADIO COMMUNICATION EQUIPMENT - 1.3%
General Instrument Corp. (a)   327,400  8,962,575  37012110
Scientific-Atlanta, Inc.   378,600  5,111,100  80865510
  14,073,675
TOTAL ELECTRICAL EQUIPMENT   16,929,550
ELECTRONIC INSTRUMENTS - 1.3%
ELECTRONIC EQUIPMENT - 0.1%
Anadigics, Inc. (a)  50,000  1,600,000  03251510
MEASURING INSTRUMENTS - 1.2%
Perkin-Elmer Corp.   234,700  12,175,063  71404110
TOTAL ELECTRONIC INSTRUMENTS   13,775,063
ELECTRONICS - 28.5%
ELECTRONICS & ELECTRONIC COMPONENTS - 3.6%
Cascade Communications Corp. (a)   459,300  31,289,813  14718410
Cirrus Logic, Inc.   205,000  3,177,500  17275510
Sanmina Corp. (a)   65,000  2,275,000  80090710
Solectron Corp. (a)   50,800  1,898,650  83418210
  38,640,963
SEMICONDUCTORS - 24.9%
Actel Corp. (a)(b)  1,484,000  23,744,000  00493410
Altera Corp. (a)  291,000  12,804,000  02144110
Analog Devices, Inc. (a)  290,000  6,996,250  03265410
Burr-Brown Corp. (a)  5,000  96,250  12257410
CFM Technologies, Inc. (a)   40,000  440,000  12525K10
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRONICS - CONTINUED
SEMICONDUCTORS - CONTINUED
Intel Corp.   1,197,400  95,567,488  45814010
Intel Corp. (warrants) (a)  534,500 $ 22,382,188  45814014
Lattice Semiconductor Corp. (a)   360,000  10,215,000  51841510
Linear Technology Corp.   1,334,710  45,380,140  53567810
Maxim Integrated Products, Inc. (a)   129,300  3,967,894  57772K10
Mylex Corp. (a)   78,400  1,293,600  62854610
S-3, Inc. (a)  1,460,500  21,542,375  78484910
Sierra Semiconductor Corp.   279,500  3,249,188  82648510
Storage Technology Corp. (a)  35,300  1,336,988  86211120
Triquint Semiconductor, Inc. (a)   207,000  4,165,875  89674K10
Vitesse Semiconductor Corp. (a)   85,000  2,709,375  92849710
Xilinx, Inc. (a)  199,700  6,989,500  98391910
  262,880,111
TOTAL ELECTRONICS   301,521,074
LEISURE DURABLES & TOYS - 0.3%
TOYS & GAMES - 0.3%
Nintendo Co. Ltd. Ord.   50,700  3,101,374  65443999
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
MEDICAL TECHNOLOGY - 0.7%
Medtronic, Inc.   65,600  3,411,200  58505510
St. Jude Medical, Inc. (a)   99,900  3,583,913  79084910
  6,995,113
TELEPHONE SERVICES - 2.4%
LCI International, Inc. (a)  234,900  8,309,588  50181310
MFS Communications, Inc.   100,000  4,237,500  55272T10
WorldCom, Inc. (a)   625,100  13,127,100  98155K10
  25,674,188
TOTAL COMMON STOCKS
 (Cost $946,341,075)   988,424,805
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
COMPUTERS & OFFICE EQUIPMENT - 0.8%
COMPUTERS - 0.0%
Acer, Inc. euro 4%, 6/10/01 - $ 100,000  225,000  004993AC
MAINFRAME COMPUTERS - 0.8%
Unisys Corp. 8 1/4%, 8/1/00 B3  9,375,000  8,648,438  909214AX
TOTAL CONVERTIBLE BONDS
 (Cost $9,269,206)   8,873,438
REPURCHASE AGREEMENTS - 5.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 59,989,974  59,955,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,015,565,281)  $ 1,057,253,243
LEGEND
1. Non-income producing
2. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Actel Corp.. $ 9,989,485 $ 4,633,792 $ - $ 23,744,000
Unitrode Corp..   -  1,808,487  -  -
Totals $ 9,989,485 $ 6,442,279 $ - $ 23,744,000
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,971,295,013 and $1,891,864,674, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $235,835 for the period (see Note 5 of Notes to Financial Statements).
The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,338,000. The weighted average interest rate paid was 5.8% (see Note 6 of Notes to Financial Statements). At the period end, the value of securities loaned and the value of collateral amounted to $2,535,000 and $2,640,000, respectively (see Note 7 of Notes to Financial Statements).
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $18,905,000 and $6,781,250, respectively. The weighted average interest rate was 5.4%. Interest earned from the interfund lending program amounted to $4,099 and is included in interest income on the Statement of Operations (see Note 8 of Notes to Financial Statements.) INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,016,526,418. Net unrealized appreciation aggregated $40,726,825 of which $67,221,782 related to appreciated investment securities and $26,494,957 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending February 28, 1997 approximately $62,667,000 of losses recognized during the period November 1, 1995 to February 29, 1996.
ELECTRONICS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                         $ 1,057,253,243
securities, at
value (including
repurchase
agreements of
$59,955,000)
(cost
$1,015,565,281)
- See
accompanying
schedule

Cash                                   695

Receivable for                         43,504,356
investments
sold

Receivable for                         2,951,195
fund shares sold

Dividends                              437,855
receivable

Interest receivable                    62,638

Redemption fees                        7,502
receivable

Other receivables                      41,886

Prepaid expenses                       44,328

 TOTAL ASSETS                          1,104,303,698

LIABILITIES

Payable for            $ 31,239,575
investments
purchased

Payable for fund        8,082,195
shares
redeemed

Accrued                 545,407
management
fee

Other payables          805,380
and
accrued
expenses

Collateral on           2,640,000
securities
loaned,
at value

 TOTAL LIABILITIES                     43,312,557

NET ASSETS                            $ 1,060,991,141

Net Assets
consist of:

Paid in capital                       $ 1,100,186,633

Accumulated net                        (1,015,866)
investment
(loss)

Accumulated                            (79,867,588)
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                         41,687,962
appreciation
(depreciation)
on investments

NET ASSETS, for                       $ 1,060,991,141
38,265,235
shares
outstanding

NET ASSET VALUE                   $27.73
and redemption
price per share
($1,060,991,141
(divided by) 38,265,235
shares)

Maximum offering                  $28.59
price per share
(100/97.00 of
$27.73)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                           $ 1,450,117
INCOME
Dividends

Interest (including                   4,880,975
income on
securities
loaned of
$96,848)

 TOTAL INCOME                         6,331,092

EXPENSES

Management fee         $ 3,323,685

Transfer agent          3,678,853
fees

Accounting and          399,509
security lending
fees

Non-interested          2,081
trustees'
compensation

Custodian fees          30,300
and expenses

Registration fees       44,328

Audit                   56,710

Legal                   4,200

Interest                853

Miscellaneous           8,568

 Total expenses         7,549,087
before
reductions

 Expense                (202,129      7,346,958
reductions             )

NET INVESTMENT                        (1,015,866
INCOME (LOSS)                        )

REALIZED AND                          1,773,071
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on
investment
securities
(including
realized gain
(loss) of
$2,845,939 on
sale of
investments in
affiliated
issuers)

Change in net                         (39,490,378
unrealized                           )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                       (37,717,307
                                     )

NET INCREASE                         $ (38,733,173
(DECREASE) IN                        )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 2,823,293
INFORMATION
Sales charges
paid to FDC

 Deferred sales                      $ 3,867
charges
withheld
 by FDC

 Exchange fees                       $ 180,323
withheld by FSC

 Expense                             $ 183,529
reductions
 Directed
brokerage
arrangements

  Custodian                           14,367
interest credits

  Transfer agent                      4,233
interest credits

                                     $ 202,129

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ (1,015,866)     $ (2,596,453)
Net investment
income (loss)

 Net realized        1,773,071         270,475,690
gain (loss)

 Change in net       (39,490,378)      60,817,847
unrealized
appreciation
(depreciation)

 NET INCREASE        (38,733,173)      328,697,084
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     -                 (151,485,297)
shareholders
from net
realized gains

Share                795,086,087       2,894,540,424
transactions
Net proceeds
from sales of
shares

 Reinvestment of     -                 148,005,751
distributions

 Cost of shares      (830,868,415)     (2,308,922,665)
redeemed

 Paid in capital     2,144,848         6,093,960
portion of
redemption fees

 NET INCREASE        (33,637,480)      739,717,470
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (72,370,653)      916,929,257
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        1,133,361,794     216,432,537
period

 End of period      $ 1,060,991,141   $ 1,133,361,794
(including
accumulated net
investment loss
of $1,015,866
and $0,
respectively)

OTHER
INFORMATION
Shares

 Sold                28,185,788        99,523,034

 Issued in           -                 6,026,277
reinvestment of
distributions

 Redeemed            (30,145,088)      (76,257,043)

 Net increase        (1,959,300)       29,292,268
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 28.18       $ 19.80       $ 17.67     $ 14.28     $ 11.81     $ 10.75
beginning of
period

Income from
Investment
Operations

 Net investment        (.03)         (.08)         (.18)       (.09)       (.05)       (.12)
income (loss)

 Net realized and      (.47)         13.51         2.11        6.09        2.33        1.00
unrealized gain
(loss)

 Total from            (.50)         13.43         1.93        6.00        2.28        .88
investment
operations



Less Distributions

 From net              -             (5.25)        -           (2.75)      -           -
realized gain

Redemption fees        .05           .20           .20         .14         .19         .18
added to paid in
capital

Net asset value,      $ 27.73       $ 28.18       $ 19.80     $ 17.67     $ 14.28     $ 11.81
end of period

TOTAL RETURN B, C      (1.60)%       72.75%        12.05%      46.24%      20.91%      9.86%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 1,060,991   $ 1,133,362   $ 216,433   $ 110,993   $ 48,027    $ 34,222
period (000
omitted)

Ratio of expenses      1.36% A       1.25%         1.72%       1.67%       1.69% A     2.16%
to average net
assets

Ratio of expenses      1.32% A,      1.22%         1.71%       1.67%       1.69% A     2.16%
to average net        E             E             E
assets after
expense
reductions

Ratio of net           (.18)% A      (.28)%        (.98)%      (.52)%      (.50)% A    (1.07)%
investment
income (loss) to
average net
assets

Portfolio turnover     379% A        366%          205%        163%        293% A      299%
rate

Average               $ .0411
commission
rate F





A ANNUALIZED  B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE
TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.  D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.  E FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
 WHO EITHER PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
 F FOR FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
 PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
 TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.


SOFTWARE AND COMPUTER SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTHS   YEAR     YEARS     YEARS

SOFTWARE AND              -0.61%   7.06%    179.71%   431.81%
COMPUTER SERVICES

SOFTWARE AND              -3.59%   3.85%    171.32%   415.85%
COMPUTER SERVICES
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                     PAST 1   PAST 5   PAST 10
AUGUST 31, 1996                   YEAR     YEARS    YEARS

SOFTWARE AND COMPUTER SERVICES    7.06%    22.84%   18.19%

SOFTWARE AND COMPUTER SERVICES    3.85%    22.09%   17.83%
(INCL. 3% SALES CHARGE)

S&P 500                           18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 152925 S00000000000001
             Software/Computer Svcs      SP Standard & Poor 500
             00028                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8957.42                     9173.00
  1986/10/31       9792.82                     9702.28
  1986/11/30      10009.41                     9938.05
  1986/12/31       9785.09                     9684.63
  1987/01/31      11865.87                    10989.15
  1987/02/28      12979.74                    11423.22
  1987/03/31      13196.33                    11753.35
  1987/04/30      13420.65                    11648.74
  1987/05/31      13482.54                    11750.09
  1987/06/30      13010.69                    12343.47
  1987/07/31      12972.01                    12969.28
  1987/08/31      13884.77                    13453.04
  1987/09/30      14031.74                    13158.41
  1987/10/31      10318.82                    10324.09
  1987/11/30       9336.44                     9473.39
  1987/12/31      10708.87                    10194.31
  1988/01/31      10399.42                    10623.49
  1988/02/29      11254.50                    11118.55
  1988/03/31      11352.22                    10774.98
  1988/04/30      11694.25                    10894.59
  1988/05/31      11376.65                    10989.37
  1988/06/30      12272.45                    11493.78
  1988/07/31      11661.68                    11450.10
  1988/08/31      10855.46                    11060.80
  1988/09/30      11555.81                    11531.99
  1988/10/31      10945.04                    11852.58
  1988/11/30      10782.17                    11683.09
  1988/12/31      11677.97                    11887.54
  1989/01/31      12549.33                    12757.71
  1989/02/28      11987.42                    12440.04
  1989/03/31      11694.25                    12729.90
  1989/04/30      12826.22                    13390.58
  1989/05/31      13290.40                    13932.90
  1989/06/30      11974.16                    13853.48
  1989/07/31      11620.74                    15104.45
  1989/08/31      12150.87                    15400.50
  1989/09/30      12394.90                    15337.35
  1989/10/31      12655.75                    14981.53
  1989/11/30      13026.00                    15287.15
  1989/12/31      13085.07                    15654.04
  1990/01/31      12619.90                    14603.66
  1990/02/28      12947.24                    14792.04
  1990/03/31      13464.10                    15184.03
  1990/04/30      13421.03                    14804.43
  1990/05/31      15109.42                    16247.86
  1990/06/30      15462.61                    16137.38
  1990/07/31      14049.87                    16085.74
  1990/08/31      12085.82                    14631.59
  1990/09/30      10698.92                    13919.03
  1990/10/31      10914.28                    13859.18
  1990/11/30      12318.40                    14754.48
  1990/12/31      13197.06                    15166.13
  1991/01/31      15135.27                    15827.37
  1991/02/28      16237.89                    16959.03
  1991/03/31      17159.62                    17369.44
  1991/04/30      17030.40                    17411.13
  1991/05/31      17340.52                    18163.29
  1991/06/30      16069.58                    17331.41
  1991/07/31      17056.73                    18139.05
  1991/08/31      18442.53                    18568.95
  1991/09/30      17835.06                    18258.85
  1991/10/31      18727.28                    18503.51
  1991/11/30      16677.06                    17757.82
  1991/12/31      19247.22                    19789.32
  1992/01/31      22336.65                    19421.24
  1992/02/29      23007.83                    19673.71
  1992/03/31      21902.35                    19290.07
  1992/04/30      21349.61                    19857.20
  1992/05/31      21685.20                    19954.50
  1992/06/30      20510.63                    19657.18
  1992/07/31      21961.57                    20461.16
  1992/08/31      20323.09                    20041.71
  1992/09/30      21793.78                    20278.20
  1992/10/31      23550.70                    20349.17
  1992/11/30      25603.74                    21043.08
  1992/12/31      26087.39                    21301.91
  1993/01/31      27429.76                    21480.84
  1993/02/28      27261.96                    21772.98
  1993/03/31      27844.31                    22232.39
  1993/04/30      27375.72                    21694.37
  1993/05/31      30463.29                    22275.78
  1993/06/30      32034.94                    22340.38
  1993/07/31      31065.20                    22251.02
  1993/08/31      33160.73                    23094.33
  1993/09/30      33829.52                    22916.50
  1993/10/31      33751.50                    23390.88
  1993/11/30      32915.51                    23168.66
  1993/12/31      34626.01                    23449.00
  1994/01/31      35832.58                    24246.27
  1994/02/28      36310.18                    23589.20
  1994/03/31      32413.97                    22560.71
  1994/04/30      32581.66                    22849.48
  1994/05/31      29320.95                    23224.22
  1994/06/30      26748.04                    22655.22
  1994/07/31      28059.97                    23398.31
  1994/08/31      31104.15                    24357.64
  1994/09/30      32517.98                    23760.88
  1994/10/31      34517.71                    24295.50
  1994/11/30      33728.01                    23410.66
  1994/12/31      34759.72                    23757.84
  1995/01/31      34186.54                    24373.88
  1995/02/28      37026.93                    25323.73
  1995/03/31      39141.30                    26071.03
  1995/04/30      40364.07                    26838.83
  1995/05/31      41459.46                    27911.57
  1995/06/30      45127.77                    28559.96
  1995/07/31      47853.52                    29507.01
  1995/08/31      48184.69                    29581.07
  1995/09/30      50171.68                    30829.39
  1995/10/31      50770.33                    30719.33
  1995/11/30      52209.63                    32067.91
  1995/12/31      50841.03                    32685.54
  1996/01/31      48891.12                    33798.15
  1996/02/29      51902.01                    34111.46
  1996/03/31      50582.95                    34439.95
  1996/04/30      55675.31                    34947.60
  1996/05/31      57616.61                    35848.90
  1996/06/30      54741.71                    35985.48
  1996/07/31      50533.09                    34395.64
  1996/08/30      51585.24                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 152930 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Software and Computer Services Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $51,585 - a 415.85% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                        % OF FUND'S
                                        INVESTMENTS

Microsoft Corp.                         7.4

Electronics for Imaging, Inc.           7.3

Oracle Systems Corp.                    7.1

Cisco Systems, Inc.                     5.8

Intel Corp.                             4.6

BMC Software, Inc.                      3.6

Tech Data Corp.                         3.4

International Business Machines Corp.   3.0

Electronic Arts, Inc.                   2.8

SunGard Data Systems, Inc.              2.8

TOP INDUSTRIES AS OF AUGUST 31, 1996
Row: 1, Col: 1, Value: 31.3
Row: 1, Col: 2, Value: 3.4
Row: 1, Col: 3, Value: 6.8
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: 44.3
Prepackaged Computer
Software 44.3%
Computer Services 7.2%
Datacommunications
Equipment 7.0%
Semiconductors 6.8%
Retail, General 3.4%
All Others 31.3% *
* INCLUDES SHORT-TERM INVESTMENTS
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Hurley,
Portfolio Manager of
Fidelity Select Software and Computer Services Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months ended August 31, 1996, the fund had a total return of -0.61%, while the Standard & Poor's 500 Index returned 2.96%. For the 12 months ended August 31, 1996, the fund returned 7.06% and the S&P 500 had a total return of 18.73%.
Q. WHAT CAUSED THE FUND TO UNDERPERFORM THE MARKET?
A. The entire technology sector - including software and computer services stocks - lagged the market primarily due to its weakening business prospects, including disappointing news on the earnings front. Fidelity's internal analysis found that in June and July alone, the sector underperformed the S&P 500 by more than 10% on a market capitalization weighted basis. The decline in technology stocks was broad-based, with every sector underperforming the market. In short, there was no place to hide during the decline. However, software and computer services stocks rebounded and outperformed the market as a whole in August.
Q. WHICH OF THE FUND'S HOLDINGS WERE HURT MOST DURING THE SUMMER DECLINE?
A. Broderbund Software, a leading publisher and distributor of entertainment, educational and personal productivity software, was one of the fund's holdings hardest hit. Its poorer-than-expected financial results led to dramatic declines in its stock price.
Q. WHICH HOLDINGS WERE BETTER ABLE TO WEATHER THE DOWNTURN?
A. One of the fund's best performers over the past six months was Electronics for Imaging, Inc. (EFII), which makes a computer server that allows customers to print documents from computer networks using high-end color copiers. Early this year, EFII began selling this technology to color printer vendors including Canon and Digital Equipment Corp. In my view, the company's management has done a brilliant job, evidenced by earnings which were significantly higher than many Wall Street analysts had anticipated. Other top performers included: Oracle Systems, a producer of relational database and applications software for the client-server market; PeopleSoft, which provides businesses with software packages to manage human resource and financial functions; and SunGard Data, which specializes in proprietary investment-support systems and comprehensive computer disaster-recovery services. All three managed to deliver stronger-than-expected revenue growth and increasing profit margins, despite brutally competitive operating environments.
Q. WHAT WAS THE ATTRACTION TO MICROSOFT, THE FUND'S LARGEST HOLDING AT THE END OF THE PERIOD?
A. With the introduction of Windows 95 about a year ago, Microsoft successfully overwhelmed all of its key competitors and became the dominant leader in many areas. A year ago, Apple's MacIntosh still had some life left, as did IBM's OS/2 operating system. Likewise, Word Perfect's applications business and Novell's networking business looked like they may cause some competition for Microsoft. Despite a slower-than-expected acceptance of Windows 95, Microsoft currently enjoys almost complete control of desktop operating systems and productivity applications, and is rapidly penetrating the server operating system and database markets with Windows NT Server and NT SQL Software.
Q. WHAT OTHER STOCKS DID YOU FIND ATTRACTIVE?
A. I added Intel to the fund's holdings for two reasons. First, demand for personal computers was showing signs of strengthening, which translated into increased demand for Intel's products. Second, like Microsoft, Intel did a good job fending off competitors. With recent problems at two of its largest competitors, Intel was able to raise prices, which helped its revenues. A new addition to the fund's top ten holdings during the period was Tech Data Corporation, which resells computers, networking, software and peripherals to value-added resellers and retail stores. The company's management team has delivered outstanding results over the past year, growing revenues more than 50% and sharply increasing operating margins.
Q. WHAT'S YOUR OUTLOOK?
A. The sharp decline in technology stocks in June and July did take some hot air out of the inflated valuations - stock prices compared to other measures, such as earnings - of many software names, and seemed to cool the past year's frenzy over technology initial public offerings (IPOs). The 50-60% declines in several of these stocks this summer did not make them cheap, but the correction was certainly a step in the right direction. In many cases, the revaluation was short-lived, with many high-quality names climbing back up in August. Still, somewhat better valuations and measurably better business prospects leave me more optimistic about the success of technology and client-server computing for the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 028
TRADING SYMBOL: FSCSX
SIZE: as of August 31, 1996, more than
$367 million
MANAGER: John Hurley, since 1994; analyst,
PC software, database software and
mainframe software industries, since 1994;
joined Fidelity in 1993
(checkmark)
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.2%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 7.0%
DATACOMMUNICATIONS EQUIPMENT - 7.0%
Cisco Systems, Inc. (a)  420,000 $ 22,155,000  17275R10
3Com Corp.   100,000  4,675,000  88553510
  26,830,000
COMPUTER SERVICES & SOFTWARE - 55.1%
CAD/CAM/CAE - 0.0%
New Dimension Software Ltd. (a)  7,500  42,188  64399A22
COMPUTER SERVICES - 7.2%
American Management Systems, Inc. (a)  150,000  3,806,247  02735210
Electronic Data Systems Corp.   150,000  8,175,000  28566110
Paychex, Inc.   93,750  5,015,625  70432610
SunGard Data Systems, Inc. (a)  250,000  10,687,500  86736310
  27,684,372
DATA PROCESSING - 1.8%
Fiserv, Inc. (a)  200,000  6,775,000  33773810
ELECTRONIC INFORMATION RETRIEVAL - 1.8%
CUC International, Inc. (a)  199,307  6,851,178  12654510
PREPACKAGED COMPUTER SOFTWARE - 44.3%
Arbor Software Corp. (a)  200  8,400  03891810
Aspect Development, Inc. (a)  2,000  52,500  04523410
BMC Software, Inc. (a)  185,000  13,782,500  05592110
Boole & Babbage, Inc. (a)  152,250  3,615,938  09858610
Broderbund Software, Inc. (a)  201,600  6,073,200  11201410
Business Objects SA sponsored ADR (a)  19,900  353,225  12328X10
Check Point Software
 Technologies Ltd. (a)  2,000  49,000  16299A22
Cheyenne Software, Inc. (a)  300,000  5,550,000  16688810
Electronic Arts, Inc. (a)  350,000  10,806,250  28551210
Electronics for Imaging, Inc. (a)  441,000  27,893,250  28608210
General Magic, Inc. (a)  89,400  368,775  37025310
Hyperion Software, Inc. (a)  37,600  498,200  44914Q10
Mercury Interactive Group Corp. (a) 474,400 6,641,600 58940510 Metrowerks, Inc. (a) 108,300 1,147,707 59266R10
Microsoft Corp. (a)  230,000  28,175,000  59491810
OneWave, Inc. (a)  2,000  30,000  68272R10
Openvision Technologies, Inc. (a)  2,000  18,750  68371610
Oracle Systems Corp. (a)  772,800  27,241,200  68389X10
PeopleSoft, Inc. (a)  113,000  8,672,750  71271310
Policy Management Systems Corp. (a) 129,200 4,554,300 73110810 Remedy Corp. (a) 9,000 409,500 75954810
Restrac, Inc. (a)  110,000  1,416,250  76126W10
Scopus Technology, Inc. (a)  365,000  6,661,250  80917210
Software 2000, Inc. (a)  50,000  556,250  83404710
Spectrum Holobyte, Inc. (a)  342,800  1,756,850  84762J10
Sybase, Inc. (a)  269,200  4,336,644  87113010
Vantive Corp. (a)  135,400  5,957,600  92209110
VMARK Software, Inc. (a)  356,000  2,759,000  92856110
  169,385,889
TOTAL COMPUTER SERVICES & SOFTWARE   210,738,627
COMPUTERS & OFFICE EQUIPMENT - 14.9%
COMPUTER EQUIPMENT - WHOLESALE - 3.4%
Tech Data Corp. (a)  490,000  12,985,000  87823710
COMPUTER PERIPHERALS - 2.3%
Fore Systems, Inc.   250,000  8,875,000  34544910
COMPUTER STORAGE DEVICES - 1.0%
Adaptec, Inc. (a)  79,100  3,945,113  00651F10

 SHARES VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 3.0%
International Business Machines Corp.   100,000 $ 11,437,500  45920010
ELECTRONIC COMPUTERS - 1.9%
Auspex Systems, Inc. (a)  250,000  3,937,500  05211610
Bay Networks, Inc.   125,000  3,437,500  07251010
  7,375,000
MINI & MICRO COMPUTERS - 3.3%
Compaq Computer Corp. (a)  100,000  5,662,500  20449310
Dell Computer Corp.   100,000  6,712,500  24702510
  12,375,000
TOTAL COMPUTERS & OFFICE EQUIPMENT   56,992,613
ELECTRICAL EQUIPMENT - 1.5%
TV & RADIO COMMUNICATION EQUIPMENT - 1.5%
Avid Technology, Inc. (a)  300,000  5,550,000  05367P10
ELECTRONICS - 9.5%
ELECTRONICS & ELECTRONIC COMPONENTS - 2.7%
Cascade Communications Corp. (a)  150,000  10,218,750  14718410
SEMICONDUCTORS - 6.8%
Intel Corp.   220,000  17,558,750  45814010
Intel Corp. (warrants) (a)  117,000  4,899,375  45814014
S-3, Inc.   250,000  3,687,500  78484910
  26,145,625
TOTAL ELECTRONICS   36,364,375
LEISURE DURABLES & TOYS - 2.1%
TOYS & GAMES - 2.1%
Nintendo Co. Ltd. Ord.   129,800  7,940,005  65443999
PHOTOGRAPHIC EQUIPMENT - 0.7%
3D Systems Corp. (a)  186,600  2,810,663  88554D20
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
RETAIL, GENERAL - 3.4%
Office Depot, Inc.   200,000  3,175,000  67622010
Staples, Inc. (a)  500,000  9,875,000  85503010
  13,050,000
TOTAL COMMON STOCKS
 (Cost $338,592,466)   360,276,283
REPURCHASE AGREEMENTS - 5.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 22,027,842  22,015,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $360,607,466)  $ 382,291,283
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $652,433,006 and $558,974,429, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $48,561 for the period (see
Note 5 of Notes to Financial Statements).
The fund participated in the interfund lending program as a lender. The maximum loan and the average daily balance during the period for which the loan was outstanding amounted to $25,562,000. The weighted average interest rate was 5.5%. Interest earned from the interfund lending program amounted to $3,880 and is included in interest income on the statement of operations (see Note 8 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $360,607,466. Net unrealized appreciation aggregated $21,683,817, of which $38,078,278 related to appreciated investment securities and $16,394,461 related to depreciated investment securities. SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                                 $ 382,291,283
securities, at
value (including
repurchase
agreements of
$22,015,000)
(cost
$360,607,466)
- See
accompanying
schedule

Cash                                           81

Receivable for                                 15,612,901
investments
sold

Receivable for                                 492,296
fund shares sold

Dividends                                      57,500
receivable

Redemption fees                                583
receivable

Other receivables                              85,117

Prepaid expenses                               55,341

 TOTAL ASSETS                                  398,595,102

LIABILITIES

Payable for                    $ 29,114,968
investments
purchased

Payable for fund                1,427,962
shares
redeemed

Accrued                         189,552
management
fee

Other payables                  374,838
and
accrued
expenses

 TOTAL LIABILITIES                             31,107,320

NET ASSETS                                    $ 367,487,782

Net Assets
consist of:

Paid in capital                               $ 336,117,919

Accumulated net                                (994,107
investment                                    )
(loss)

Accumulated                                    10,680,153
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                                 21,683,817
appreciation
(depreciation)
on investments

NET ASSETS, for                               $ 367,487,782
10,557,374
shares
outstanding

NET ASSET VALUE                                $34.81
and redemption
price per share
($367,487,782 (divided by)
10,557,374
shares)

Maximum offering                               $35.89
price per share
(100/97.00 of
$34.81)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                         $ 455,850
INCOME
Dividends

Interest                            1,713,490

 TOTAL INCOME                       2,169,340

EXPENSES

Management fee       $ 1,281,909

Transfer agent        1,619,839
fees

Accounting and        210,296
security lending
fees

Non-interested        838
trustees'
compensation

Custodian fees        13,325
and expenses

Registration fees     64,607

Audit                 21,585

Legal                 1,818

Miscellaneous         3,138

 Total expenses       3,217,355
before
reductions

 Expense              (53,908       3,163,447
reductions           )

NET INVESTMENT                      (994,107
INCOME (LOSS)                      )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment           12,118,314
securities

 Foreign              (1,790        12,116,524
currency             )
transactions

Change in net                       (22,775,450
unrealized                         )
appreciation
(depreciation)
on investment
securities

NET GAIN (LOSS)                     (10,658,926
                                   )

NET INCREASE                       $ (11,653,033
(DECREASE) IN                      )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 1,134,204
INFORMATION
Sales charges
paid to FDC

 Deferred sales                    $ 2,681
charges
withheld
 by FDC

 Exchange fees                     $ 92,370
withheld by FSC

 Expense                           $ 52,836
reductions
 Directed
brokerage
arrangements

  Custodian                         390
interest credits

  Transfer agent                    682
interest credits

                                   $ 53,908

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (994,107      $ (1,677,670
Net investment       )               )
income (loss)

 Net realized         12,116,524      78,787,493
gain (loss)

 Change in net        (22,775,450     11,995,871
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (11,653,033     89,105,694
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (10,599,684     (42,462,985
shareholders         )               )
from net
realized gains

Share                 403,125,681     441,404,241
transactions
Net proceeds
from sales of
shares

 Reinvestment of      10,437,700      41,961,776
distributions

 Cost of shares       (361,989,918    (429,413,822
redeemed             )               )

 Paid in capital      533,739         593,307
portion of
redemption fees

 NET INCREASE         52,107,202      54,545,502
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               29,854,485      101,188,211
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         337,633,297     236,445,086
period

 End of period       $ 367,487,782   $ 337,633,297
(including
accumulated net
investment loss
of $994,107 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 10,856,798      12,357,143

 Issued in            302,192         1,146,186
reinvestment of
distributions

 Redeemed             (9,928,836      (12,309,713
                     )               )

 Net increase         1,230,154       1,193,616
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 36.20      $ 29.07     $ 28.89     $ 27.62     $ 21.63     $ 19.77
beginning of
period

Income from
Investment
Operations

 Net investment        (.09)        (.19)       (.26)       (.34)       (.07) E     (.28)
income (loss)

 Net realized and      (.19)        11.85       .67         7.92        5.88        4.37
unrealized gain
(loss)

 Total from            (.28)        11.66       .41         7.58        5.81        4.09
investment
operations



Less Distributions

 From net              (1.16)       (4.60)      (.33)       (6.48)      -           (2.50)
realized gain

Redemption fees        .05          .07         .10         .17         .18         .27
added to paid in
capital

Net asset value,      $ 34.81      $ 36.20     $ 29.07     $ 28.89     $ 27.62     $ 21.63
end of period

TOTAL RETURN B, C      (.61)%       40.17%      1.97%       33.19%      27.69%      25.36%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 367,488    $ 337,633   $ 236,445   $ 178,034   $ 151,212   $ 89,571
period (000
omitted)

Ratio of expenses      1.51% A      1.48%       1.52%       1.57%       1.64% A     1.98%
to average net
assets

Ratio of expenses      1.48% A,     1.47%       1.50%       1.57%       1.64% A     1.98%
to average net        F            F           F
assets after
expense
reductions

Ratio of net           (.47)% A     (.54)%      (1.01)%     (1.19)%     (.37)%      (1.30)%
investment                                                             A
income (loss) to
average net
assets

Portfolio turnover     307% A       183%        164%        376%        402% A      348%
rate

Average               $ .0446
commission
rate G





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
 EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS
RECEIVED IN ARREARS WHICH AMOUNTED TO
$.03 PER SHARE. F FMR OR THE FUND HAS ENTERED INTO VARYING
 ARRANGEMENTS WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
 NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
 COMMISSION RATE STRUCTURES MAY
DIFFER.


TECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6    PAST 1    PAST 5    PAST 10
AUGUST 31, 1996           MONTH     YEAR      YEARS     YEARS
                          S

TECHNOLOGY                -11.29%   -9.06%    139.84%   265.52%

TECHNOLOGY                -13.95%   -11.79%   132.64%   254.55%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%     18.73%    89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1    PAST 5   PAST 10
AUGUST 31, 1996           YEAR      YEARS    YEARS

TECHNOLOGY                -9.06%    19.12%   13.84%

TECHNOLOGY                -11.79%   18.40%   13.49%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%    13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960916 104737 S00000000000001
             Technology                  SP Standard & Poor 500
             00064                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       8841.22                     9173.00
  1986/10/31       9348.04                     9702.28
  1986/11/30       9718.77                     9938.05
  1986/12/31       9512.29                     9684.63
  1987/01/31      11286.16                    10989.15
  1987/02/28      12562.60                    11423.22
  1987/03/31      11849.30                    11753.35
  1987/04/30      12191.87                    11648.74
  1987/05/31      12468.75                    11750.09
  1987/06/30      12098.02                    12343.47
  1987/07/31      12220.03                    12969.28
  1987/08/31      12938.03                    13453.04
  1987/09/30      13003.73                    13158.41
  1987/10/31       8428.25                    10324.09
  1987/11/30       7330.14                     9473.39
  1987/12/31       8391.96                    10194.31
  1988/01/31       7939.41                    10623.49
  1988/02/29       8726.46                    11118.55
  1988/03/31       8633.00                    10774.98
  1988/04/30       8962.58                    10894.59
  1988/05/31       8716.62                    10989.37
  1988/06/30       9518.43                    11493.78
  1988/07/31       8810.08                    11450.10
  1988/08/31       7998.43                    11060.80
  1988/09/30       8214.87                    11531.99
  1988/10/31       7875.46                    11852.58
  1988/11/30       7639.34                    11683.09
  1988/12/31       8165.68                    11887.54
  1989/01/31       8824.84                    12757.71
  1989/02/28       8583.81                    12440.04
  1989/03/31       8426.40                    12729.90
  1989/04/30       9036.36                    13390.58
  1989/05/31       9774.22                    13932.90
  1989/06/30       8908.47                    13853.48
  1989/07/31       9065.88                    15104.45
  1989/08/31       9262.64                    15400.50
  1989/09/30       9484.00                    15337.35
  1989/10/31       9415.13                    14981.53
  1989/11/30       9439.73                    15287.15
  1989/12/31       9552.87                    15654.04
  1990/01/31       9356.10                    14603.66
  1990/02/28       9882.44                    14792.04
  1990/03/31      10344.84                    15184.03
  1990/04/30       9877.53                    14804.43
  1990/05/31      11151.57                    16247.86
  1990/06/30      11249.95                    16137.38
  1990/07/31      10649.82                    16085.74
  1990/08/31       9198.69                    14631.59
  1990/09/30       8416.56                    13919.03
  1990/10/31       8657.59                    13859.18
  1990/11/30       9956.23                    14754.48
  1990/12/31      10556.36                    15166.13
  1991/01/31      12337.07                    15827.37
  1991/02/28      12961.79                    16959.03
  1991/03/31      13999.72                    17369.44
  1991/04/30      13311.05                    17411.13
  1991/05/31      14048.91                    18163.29
  1991/06/30      12686.00                    17331.41
  1991/07/31      14090.62                    18139.05
  1991/08/31      14783.03                    18568.95
  1991/09/30      14857.22                    18258.85
  1991/10/31      15257.83                    18503.51
  1991/11/30      14758.30                    17757.82
  1991/12/31      16781.59                    19789.32
  1992/01/31      17419.81                    19421.24
  1992/02/29      17691.91                    19673.71
  1992/03/31      16286.85                    19290.07
  1992/04/30      16049.37                    19857.20
  1992/05/31      16207.69                    19954.50
  1992/06/30      15048.99                    19657.18
  1992/07/31      15815.75                    20461.16
  1992/08/31      15005.79                    20041.71
  1992/09/30      15740.15                    20278.20
  1992/10/31      16668.90                    20349.17
  1992/11/30      18018.83                    21043.08
  1992/12/31      18245.62                    21301.91
  1993/01/31      18801.79                    21480.84
  1993/02/28      18693.79                    21772.98
  1993/03/31      18936.78                    22232.39
  1993/04/30      18882.48                    21694.37
  1993/05/31      20787.45                    22275.78
  1993/06/30      21802.64                    22340.38
  1993/07/31      21223.38                    22251.02
  1993/08/31      22358.00                    23094.33
  1993/09/30      22704.36                    22916.50
  1993/10/31      22256.49                    23390.88
  1993/11/30      22041.51                    23168.66
  1993/12/31      23473.00                    23449.00
  1994/01/31      24654.83                    24246.27
  1994/02/28      25351.81                    23589.20
  1994/03/31      24497.26                    22560.71
  1994/04/30      24003.85                    22849.48
  1994/05/31      24041.70                    23224.22
  1994/06/30      22004.58                    22655.22
  1994/07/31      22856.01                    23398.31
  1994/08/31      25265.22                    24357.64
  1994/09/30      25139.09                    23760.88
  1994/10/31      26078.81                    24295.50
  1994/11/30      25719.32                    23410.66
  1994/12/31      26085.11                    23757.84
  1995/01/31      25069.71                    24373.88
  1995/02/28      26520.29                    25323.73
  1995/03/31      28134.84                    26071.03
  1995/04/30      30255.39                    26838.83
  1995/05/31      31425.81                    27911.57
  1995/06/30      34345.36                    28559.96
  1995/07/31      37817.61                    29507.01
  1995/08/31      38988.04                    29581.07
  1995/09/30      40782.68                    30829.39
  1995/10/31      40171.46                    30719.33
  1995/11/30      39963.39                    32067.91
  1995/12/31      37512.18                    32685.54
  1996/01/31      37892.35                    33798.15
  1996/02/29      39968.64                    34111.46
  1996/03/31      36876.13                    34439.95
  1996/04/30      40051.80                    34947.60
  1996/05/31      41138.07                    35848.90
  1996/06/30      38211.78                    35985.48
  1996/07/31      34132.70                    34395.64
  1996/08/30      35455.45                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960916 104743 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Technology Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $35,455 - a 254.55% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                              % OF FUND'S
                              INVESTMENTS

Ascend Communications, Inc.   10.0

Cisco Systems, Inc.           6.6

Compaq Computer Corp.         4.4

Intel Corp.                   4.0

Bay Networks, Inc.            3.2

Dell Computer Corp.           2.4

Intel Corp. (warrants)        2.2

Electronic Arts, Inc.         2.1

Tellabs, Inc.                 1.9

Computer Sciences Corp.       1.8

TOP INDUSTRIES AS OF AUGUST 31, 1996
Telephone Equipment 14.8%
Prepackaged Computer
Software 10.6%
Semiconductors 9.5%
Datacommunications
Equipment 9.5%
Mini & Micro Computers 6.8%
All Others 48.8% *
Row: 1, Col: 1, Value: 48.8
Row: 1, Col: 2, Value: 6.8
Row: 1, Col: 3, Value: 9.5
Row: 1, Col: 4, Value: 9.5
Row: 1, Col: 5, Value: 10.6
Row: 1, Col: 6, Value: 14.8
* INCLUDES SHORT-TERM INVESTMENTS
TECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Adam Hetnarski became Portfolio Manager of Fidelity Select Technology Portfolio on March 26, 1996
Q. ADAM, HOW DID THE FUND PERFORM?
A. The fund had a total return of -11.29% for the six months ended August 31, 1996. That compares with 2.96% for the Standard & Poor's 500 Index. For the 12 months ended August 31, 1996, the fund's total return was -9.06%, while the S&P 500 returned 18.73%.
Q. WHAT CAUSED THE FUND TO UNDERPERFORM THE MARKET?
A. Well, technology stocks had a dramatic correction during the period, particularly from May through June of this year. Much of the volatility in the technology sector occurred in networking companies, where the portfolio's significant investments in both data and voice networking stocks hurt performance over the period.
Q. THE FUND'S MOVE INTO NETWORKING STOCKS HAD ALREADY STARTED BEFORE YOU BEGAN MANAGING THE PORTFOLIO . . .
A. That's right, and I continued to add to those positions during the period. As a group, their growth rates compared to price-earnings ratios have been strong, and many of them have been trading at or below the mid-point of their historical price average. I believed that justified the valuations of companies such as 3Com and Cisco Systems, despite the fact that their volatility caused them to fall further than the overall tech market.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES FOR THE FUND?
A. Although I didn't make dramatic changes to the portfolio's direction, I did focus some of the fund's investments in telecommunications equipment stocks. I believed that those stocks could benefit from the advent of personal communications services (PCS). PCS will integrate data and voice transmission, and that could stimulate significant growth in digital and cellular capabilities. Now, because data traffic is proving to be more band-width intensive than was previously thought, I believe that we could see greater demand for telecommunications equipment for central office sites. In turn, that could help the equipment stocks, such as Tellabs, Lucent Technologies and Ascend Communications, that I've added to or increased in the fund.
Q. LET'S COVER YOUR THOUGHTS BEHIND A COUPLE OF THE OTHER TOP 10 HOLDINGS IN THE FUND.
A. Sure. While I've reduced the fund's holdings in some semiconductor stocks, Intel became an important position in the portfolio. It was my belief that, should personal computer prices remain fairly stable through the year, companies that produce proprietary products, such as computer-chipmaker Intel, may find opportunities to sustain their margins and garner a greater percentage of the total PC sale. Electronic Arts became a top holding during the period, based on my analysis that makers of both cartridge and PC-based 32- and 64-bit computer games have shrugged off the lethargy that's affected them since the end of the previous 16-bit cycle in 1993.
Q. WHAT PARTICULAR STOCKS OR AREAS WERE DISAPPOINTMENTS DURING THE PERIOD?
A. Ascend Communications was one. The problem there was that, even though it's had strong recent earnings growth, the rate of growth has slowed somewhat from exceptionally high levels. Also in the area of computer services, Electronic Data Systems (EDS) and Computer Sciences Corp. both garnered their fair share of some of the big service deals that have happened recently, but their stock prices did not get the boost I might have expected. As a result, they were also relative underperformers within the technology sector.
Q. WHAT'S THE OUTLOOK, ADAM?
A. I'd say that I'm more optimistic now than I was earlier in the year. I'm looking forward to a good Christmas season for PC units, which could create a ripple effect throughout many of the technology areas, from software and semiconductors to games and equipment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 064
TRADING SYMBOL: FSPTX
SIZE: as of August 31, 1996, more than
$417 million
MANAGER: Adam Hetnarski, since March 1996;
joined Fidelity in 1991
(checkmark)
TECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.9%
AIRCRAFT - 0.9%
Boeing Co.   30,000 $ 2,715,000  09702310
Lockheed Martin Corp.   10,100  849,663  53983010
McDonnell Douglas Corp.   1,000  50,110  53983010
  3,614,773
AIR TRANSPORTATION - 0.2%
AIR TRANSPORT, MAJOR NATIONAL - 0.2%
AMR Corp.   10,000  820,000  00176510
CELLULAR - 2.0%
CELLULAR & COMMUNICATION SERVICES - 2.0%
AirTouch Communications, Inc.   114,200  3,140,500  00949T10
Arch Communications Group, Inc.   192,900  2,628,263  03938110
Paging Network, Inc.   40,000  705,000  69554210
360 Degrees Communications Co.   31,100  742,513  88557110
Vanguard Cellular Systems, Inc.
 Class A  54,540  1,043,078  92202210
  8,259,354
COMMUNICATIONS EQUIPMENT - 25.1%
DATACOMMUNICATIONS EQUIPMENT - 9.5%
Amati Communications Corp.   218,500  3,796,438  02311510
Cabletron Systems, Inc.   10,500  640,500  12692010
Cisco Systems, Inc. (a)  527,200  27,809,800  17275R10
Digital Link Corp.   144,800  2,244,400  25385610
Dynatech Corp.   10,000  392,500  26813810
Network General Corp. (a)  118,800  2,019,600  64121010
Olicom A/S  74,300  984,475  68099A92
3Com Corp.   43,000  2,010,250  88553510
  39,897,963
TELEPHONE EQUIPMENT - 14.8%
Ascend Communications, Inc. (a)  803,200  42,067,600  04349110
DSC Communications Corp.   100  2,975  23331110
Dialogic Corp.   100  3,563  25249910
Ericsson (L.M.) Telephone Co.
 Class B ADR  75,000  1,729,688  29482140
Lucent Technologies, Inc.   55,000  2,028,125
Octel Communications Corp.   20,000  582,500  67572410
Pairgain Technologies, Inc.   105,400  6,982,750  69593410
Tellabs, Inc. (a)  125,300  7,940,888  87966410
Xylan Corp.   20,000  845,000  98415110
  62,183,089
TELEPHONE INTERCONNECT SYSTEMS - 0.8%
ACT Networks, Inc.   143,400  3,549,150  00097510
TOTAL COMMUNICATIONS EQUIPMENT   105,630,202
COMPUTER SERVICES & SOFTWARE - 21.1%
CAD/CAM/CAE - 2.3%
BBN Corp.   62,800  1,153,950  05528310
Broadway & Seymour, Inc.   385,800  4,677,825  11143310
Cambridge Technology Partners
 Mass., Inc.   3,500  98,875  13252410
Computer Data Systems, Inc.   9,500  210,188  20501710
Interlink Computer Sciences, Inc.   26,000  250,250  45874710
Parametric Technology Corp.   17,500  792,422  69917310
Viewlogic Systems, Inc.   183,600  2,363,850  92672110
  9,547,360

 SHARES VALUE (NOTE 1)
COMPUTER & SOFTWARE STORES - 0.4%
MicroAge, Inc. (a)  107,500 $ 1,612,500  59492810
COMPUTER SERVICES - 4.9%
America Online, Inc.   100  3,025  02364J10
American Management Systems, Inc.   101,500  2,575,563  02735210
Computer Sciences Corp.   110,000  7,700,000  20536310
Electronic Data Systems Corp.   20,000  1,090,000  28566110
HBO & Co.   82,400  4,501,100  40410010
IDX Systems Corp.   9,000  261,000  44949110
SunGard Data Systems, Inc.   28,400  1,214,100  86736310
Technology Solutions, Inc.   112,300  3,312,850  87872T10
Visioneer, Inc.   9,200  67,850  92830V10
  20,725,488
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.7%
Analysts International Corp.   49,700  1,826,475  03268110
CACI International, Inc. Class A 131,100 2,195,925 12719030 Softdesk, Inc. (a)(b) 439,200 3,184,200 83402010
  7,206,600
DATA PROCESSING - 0.3%
Ceridian Corp.   30,900  1,317,113  15677T10
ELECTRONIC INFORMATION RETRIEVAL - 0.9%
CUC International, Inc.   112,500  3,867,188  12654510
PREPACKAGED COMPUTER SOFTWARE - 10.6%
Acclaim Entertainment, Inc. (a)  125,000  1,015,625  00432520
Arbor Software Corp.   10,100  424,200  03891810
Baan Co. NV  55,000  1,753,125  11499523
Broderbund Software, Inc. (a)  4,500  135,563  11201410
Business Objects SA sponsored ADR  100  1,775  12328X10
Cadence Design Systems, Inc.   90,000  2,666,250  12738710
Citrix Systems, Inc.   32,800  1,377,600  17737610
Computer Associates International, Inc.   55,000  2,887,500  20491210
Electronic Arts, Inc.   290,900  8,981,538  28551210
GT Interactive Software, Inc.   39,100  664,700  36236E10
HPR, Inc.   117,500  2,026,875  40391210
Maxis, Inc.   200  2,300  57772X10
Microsoft Corp. (a)  28,200  3,454,500  59491810
Netscape Communications Corp.   6,100  215,788  64114910
Optika Imaging Systems, Inc.   30,000  213,750  68397310
Oracle Systems Corp. (a)  210,950  7,435,988  68389X10
PeopleSoft, Inc.   36,800  2,824,400  71271310
Raptor Systems, Inc.   50,000  850,000  75381710
Softkey International, Inc. (a)  199,672  3,469,301  83402N10
Spectrum Holobyte, Inc. (a)  709,900  3,638,238  84762J10
Vantive Corp.   6,200  272,800  92209110
  44,311,816
TOTAL COMPUTER SERVICES & SOFTWARE   88,588,065
COMPUTERS & OFFICE EQUIPMENT - 20.6%
COMPUTER PERIPHERALS - 1.2%
Applied Magnetics Corp.   130,000  1,901,250  03821310
Fore Systems, Inc.   31,900  1,132,450  34544910
SCI Systems, Inc. (a)  10,100  450,713  78389010
Safeguard Scientifics, Inc.   10,000  322,500  78644910
Western Digital Corp.   35,200  1,236,400  95810210
  5,043,313
COMPUTER RENTAL & LEASING - 1.0%
Comdisco, Inc.   164,350  4,273,100  20033610
COMPUTER STORAGE DEVICES - 4.2%
Adaptec, Inc.   124,400  6,204,450  00651F10
Exabyte Corp.   171,800  2,534,050  30061510
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
COMPUTER STORAGE DEVICES - CONTINUED
Hutchinson Technology, Inc. (a)  105,300 $ 3,935,588  44840710
Read Rite Corp. (a)  204,500  2,709,625  75524610
Seagate Technology (a)  44,700  2,145,600  81180410
  17,529,313
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Diebold, Inc.   22,500  1,155,938  25365110
Hewlett-Packard Co.   160,200  7,008,750  42823610
International Business Machines Corp.   22,300  2,550,563  45920010
  10,715,251
ELECTRONIC COMPUTERS - 3.2%
Bay Networks, Inc. (a)  490,000  13,475,000  07251010
GRAPHICS WORKSTATIONS - 0.1%
Intergraph Corp.   32,200  293,825  45868310
Sun Microsystems, Inc.   6,000  326,250  86681010
  620,075
MAINFRAME COMPUTERS - 0.7%
Amdahl Corp.   95,000  944,063  02390510
Unisys Corp.   306,000  1,797,750  90921410
  2,741,813
MINI & MICRO COMPUTERS - 6.8%
Compaq Computer Corp. (a)  324,500  18,374,813  20449310
Dell Computer Corp. (a)  149,200  10,015,050  24702510
  28,389,863
OFFICE AUTOMATION - 0.9%
FileNet Corp.   154,600  3,710,400  31686910
Pitney Bowes, Inc.   100  4,825  72447910
Telxon Corp.   100  1,175  87970010
  3,716,400
TOTAL COMPUTERS & OFFICE EQUIPMENT   86,504,128
CONSUMER DURABLES - 0.2%
MANUFACTURING INDUSTRIES - 0.2%
Wireless Telecom Group, Inc.   110,000  983,125  97652410
PRESSED & BLOWN GLASS - 0.0%
Dupont Photomasks, Inc.   2,000  46,000  26613X10
TOTAL CONSUMER DURABLES   1,029,125
DRUGS & PHARMACEUTICALS - 7.1%
BIOTECHNOLOGY - 2.4%
Alkermes, Inc.   85,000  1,126,250  01642T10
Amgen, Inc. (a)  17,300  1,007,725  03116210
Biogen, Inc.   53,900  3,759,525  09059710
COR Therapeutics, Inc.   194,800  1,911,475  21775310
Genentech, Inc. special (a)  15,000  787,500  36871030
Protein Design Labs, Inc.   90,000  1,361,250  74369L10
  9,953,725
COMMERCIAL LABORATORY RESEARCH - 0.6%
Millennium Pharmaceuticals, Inc.   137,300  2,505,725  59990210
DRUGS - 3.9%
Lilly (Eli) & Co.   118,100  6,761,225  53245710
Pfizer, Inc.   90,000  6,390,000  71708110
Schering-Plough Corp.   28,800  1,609,200  80660510
Warner-Lambert Co.   30,000  1,785,000  93448810
  16,545,425

 SHARES VALUE (NOTE 1)
PHARMACEUTICAL PREPARATIONS - 0.2%
Guilford Pharmaceuticals, Inc.   5,000 $ 138,750  40182910
Inhale Therapeutic Systems  34,600  519,000  45719110
  657,750
TOTAL DRUGS & PHARMACEUTICALS   29,662,625
ELECTRICAL EQUIPMENT - 2.2%
ELECTRICAL TRANSMISSION EQUIPMENT - 0.9%
Adtran, Inc.   60,000  3,780,000  00738A10
MISCELLANEOUS ELECTRICAL MACHINERY,
EQUIPMENT SUPPLIES - 0.1%
Energy Conversion Devices, Inc. (a)  19,000  345,563  29265910
TV & RADIO COMMUNICATION EQUIPMENT - 1.2%
Avid Technology, Inc.   100  1,850  05367P10
General Instrument Corp. (a)  40,000  1,095,000  37012110
Glenayre Technologies, Inc.   40,000  1,470,000  37789910
Ortel Corp.   45,000  1,119,375  68749W10
Spectrain Corp.   100,000  1,450,000  84760810
  5,136,225
TOTAL ELECTRICAL EQUIPMENT   9,261,788
ELECTRONIC INSTRUMENTS - 0.5%
ELECTRONIC EQUIPMENT - 0.5%
Teradyne, Inc. (a)  8,600  133,300  88077010
Wandel & Goltermann Technologies, Inc.   127,500  1,992,188  93369210
  2,125,488
ELECTRONICS - 11.0%
ELECTRONICS & ELECTRONIC COMPONENTS - 1.5%
Cascade Communications Corp.   75,000  5,109,375  14718410
Cirrus Logic, Inc.   75,800  1,174,900  17275510
Solectron Corp.   100  3,738  83418210
  6,288,013
SEMICONDUCTORS - 9.5%
Actel Corp.   10,100  161,600  00493410
Altera Corp.   5,100  224,400  02144110
Atmel Corp.   200  5,175  04951310
ESS Technology, Inc.   25,800  322,500  26915110
Intel Corp.   209,500  16,720,719  45814010
Intel Corp. (warrants) (a)  224,000  9,380,000  45814014
Linear Technology Corp.   205,100  6,973,400  53567810
Maxim Integrated Products, Inc.   55,700  1,709,294  57772K10
Micro Linear Corp. (a)  20,300  154,788  59485010
S-3, Inc.   110,000  1,622,500  78484910
Sierra Semiconductor Corp.   170,200  1,978,575  82648510
Vitesse Semiconductor Corp.   1,000  31,875  92849710
Xilinx, Inc. (a)  21,000  735,000  98391910
  40,019,826
TOTAL ELECTRONICS   46,307,839
LEISURE DURABLES & TOYS - 0.6%
TOYS & GAMES - 0.6%
Nintendo Co. Ltd. Ord.   41,300  2,526,365  65443999
LODGING & GAMING - 0.5%
HOTELS, MOTELS, & TOURIST CENTERS - 0.3%
HFS, Inc.   20,000  1,197,500  40418110
RACING & GAMING - 0.2%
WMS Industries, Inc.   40,000  925,000  92929710
TOTAL LODGING & GAMING   2,122,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
MEDICAL SUPPLIES & APPLIANCES - 0.1%
Boston Scientific Corp.   10,000 $ 458,750  10113710
MEDICAL TECHNOLOGY - 1.2%
Biomet, Inc.   1,300  20,313  09061310
Medtronic, Inc.   10,000  520,000  58505510
St. Jude Medical, Inc.   123,000  4,412,625  79084910
  4,952,938
TOTAL MEDICAL EQUIPMENT & SUPPLIES   5,411,688
MEDICAL FACILITIES MANAGEMENT - 0.6%
MEDICAL SERVICES - 0.0%
Lincare Holdings, Inc.   1,300  48,506  53279110
NURSING, PERSONAL CARE FACILITIES - 0.6%
NovaCare, Inc.   258,200  2,323,800  66993010
TOTAL MEDICAL FACILITIES MANAGEMENT   2,372,306
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
LUMBER & BUILDING MATERIALS - RETAIL - 0.1%
Lowe's Companies, Inc.   10,000  361,250  54866110
RETAIL, GENERAL - 0.1%
Staples, Inc.   25,500  503,625  85503010
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   864,875
SERVICES - 0.3%
HCIA, Inc.   100  5,663  40390810
Medaphis Corp.   100,000  1,262,500  58402810
  1,268,163
TELEPHONE SERVICES - 0.0%
WorldCom, Inc.  10,000  210,000  98155K10
TOTAL COMMON STOCKS
 (Cost $403,861,961)   396,579,284
CONVERTIBLE BONDS - 0.7%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Acer, Inc. euro 4%, 6/10/01
 (Cost $3,305,711) - $ 1,270,000  2,857,500  004993AC
REPURCHASE AGREEMENTS - 4.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 20,693,064  20,681,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $427,848,672)  $ 420,117,784
LEGEND
1. Non-income producing
2. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Softdesk, Inc.  $ 1,672,584 $ 122,278 $ - $ 3,184,200
Target Technologies, Inc.   -  441,075  -  -
Telechips Corp.   -  -  -  -
Totals  $ 1,672,584 $ 563,353 $ - $ 3,184,200
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,182,629,625 and $1,143,196,049, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $180,921 for the period (see Note 5 of Notes to Financial Statements).
At the period end, the value of securities loaned and the value of collateral amounted to $215,788 and $225,700, respectively (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $427,849,044. Net unrealized depreciation aggregated $7,731,260, of which $17,885,804 related to appreciated investment securities and $25,617,064 related to depreciated investment securities. TECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                                $ 420,117,784
securities, at
value (including
repurchase
agreements of
$20,681,000)
(cost
$427,848,672)
- See
accompanying
schedule

Cash                                          889,581

Receivable for                                16,145,951
investments
sold

Receivable for                                778,933
fund shares sold

Dividends                                     110,972
receivable

Interest receivable                           4,233

Redemption fees                               1,548
receivable

Other receivables                             179,110

Prepaid expenses                              25,987

 TOTAL ASSETS                                 438,254,099

LIABILITIES

Payable for                   $ 17,646,846
investments
purchased

Payable for fund               2,408,945
shares
redeemed

Accrued                        214,770
management
fee

Other payables                 400,558
and
accrued
expenses

Collateral on                  225,700
securities
loaned,
at value

 TOTAL LIABILITIES                            20,896,819

NET ASSETS                                   $ 417,357,280

Net Assets
consist of:

Paid in capital                              $ 398,554,262

Accumulated net                               (960,492
investment                                   )
(loss)

Accumulated                                   27,494,398
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                                (7,730,888
appreciation                                 )
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                              $ 417,357,280
8,697,914
shares
outstanding

NET ASSET VALUE                               $47.98
and redemption
price per share
($417,357,280 (divided by)
8,697,914
shares)

Maximum offering                              $49.46
price per share
(100/97.00 of
$47.98)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                            $ 564,342
INCOME
Dividends

Interest (including                    1,691,085
income on
securities
loaned of
$131,191)

 TOTAL INCOME                          2,255,427

EXPENSES

Management fee         $ 1,331,999

Transfer agent          1,666,891
fees

Accounting and          229,858
security lending
fees

Non-interested          844
trustees'
compensation

Custodian fees          30,528
and expenses

Registration fees       25,987

Audit                   23,996

Legal                   2,750

Miscellaneous           3,179

 Total expenses         3,316,032
before
reductions

 Expense                (100,113       3,215,919
reductions             )

NET INVESTMENT                         (960,492
INCOME (LOSS)                         )

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             29,082,177
securities
(including
realized loss of
$88,619 on sale
of investments in
affiliated issuers)

 Foreign                (9,563         29,072,614
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (83,689,811
securities             )

 Assets and             641            (83,689,170
liabilities in                        )
 foreign
currencies

NET GAIN (LOSS)                        (54,616,556
                                      )

NET INCREASE                          $ (55,577,048
(DECREASE) IN                         )
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                 $ 831,111
INFORMATION
Sales charges
paid to FDC

 Deferred sales                       $ 16,656
charges
withheld
 by FDC

 Exchange fees                        $ 73,343
withheld by FSC

 Expense                              $ 91,199
reductions
 Directed
brokerage
arrangements

  Custodian                            8,187
interest credits

  Transfer agent                       727
interest credits

                                      $ 100,113

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations           $ (960,492      $ (1,983,084
Net investment       )               )
income (loss)

 Net realized         29,072,614      81,893,509
gain (loss)

 Change in net        (83,689,170     45,607,438
unrealized           )
appreciation
(depreciation)

 NET INCREASE         (55,577,048     125,517,863
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to      (4,271,944      (54,900,757
shareholders         )               )
from net
realized gains

Share                 221,414,399     586,067,139
transactions
Net proceeds
from sales of
shares

 Reinvestment of      4,181,610       53,878,429
distributions

 Cost of shares       (232,025,914    (458,176,007
redeemed             )               )

 Paid in capital      610,142         878,697
portion of
redemption fees

 NET INCREASE         (5,819,763      182,648,258
(DECREASE) IN        )
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL               (65,668,755     253,265,364
INCREASE             )
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of         483,026,035     229,760,671
period

 End of period       $ 417,357,280   $ 483,026,035
(including
accumulated net
investment loss
of $960,492 and
$0, respectively)

OTHER
INFORMATION
Shares

 Sold                 4,316,244       10,597,931

 Issued in            84,975          1,032,983
reinvestment of
distributions

 Redeemed             (4,538,589      (8,259,673
                     )               )

 Net increase         (137,370)       3,371,241
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 54.67      $ 42.05     $ 41.83     $ 34.62     $ 32.44     $ 27.06
beginning of
period

Income from
Investment
Operations

 Net investment        (.11)        (.28)       (.39)       (.24) F     .13 G       (.26)
income (loss)

 Net realized and      (6.12)       20.83       1.95        11.04       4.68        5.56
unrealized gain
(loss)

 Total from            (6.23)       20.55       1.56        10.80       4.81        5.30
investment
operations



Less Distributions

 From net              -            -           -           (.13)       -           -
investment
income

 In excess of net      -            -           -           -           -           (.16)
investment
income

 From net              (.53)        (8.05)      (1.50)      (3.70)      (2.75)      -
realized gain

 Total                 (.53)        (8.05)      (1.50)      (3.83)      (2.75)      (.16)
distributions

Redemption fees        .07          .12         .16         .24         .12         .24
added to paid in
capital

Net asset value,      $ 47.98      $ 54.67     $ 42.05     $ 41.83     $ 34.62     $ 32.44
end of period

TOTAL RETURN B, C      (11.29)%     50.71%      4.61%       35.62%      16.48%      20.57%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 417,357    $ 483,026   $ 229,761   $ 202,475   $ 132,689   $ 105,954
period (000
omitted)

Ratio of expenses      1.49% A      1.40%       1.57%       1.55%       1.64% A     1.72%
to average net
assets

Ratio of expenses      1.45% A,     1.39%       1.56%       1.54% E     1.64% A     1.72%
to average net        E            E           E
assets after
expense
reductions

Ratio of net           (.43)% A     (.52)%      (.98)%      (.65)%      .52% A      (.84)%
investment
income (loss) to
average net
assets

Portfolio turnover     570% A       112%        102%        213%        259% A      353%
rate

Average               $ .0120
commission
rate H





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
 AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL
STATEMENTS). F INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS
 RECEIVED IN ARREARS WHICH AMOUNTED
TO $.03 PER SHARE. G INVESTMENT INCOME PER SHARE REFLECTS
DIVIDENDS RECEIVED IN ARREARS WHICH
AMOUNTED TO $.10 PER SHARE. H FOR FISCAL YEARS BEGINNING ON
 OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
 SECURITY TRADES ON WHICH COMMISSIONS
ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
 FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.


TELECOMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1996           MONTH    YEAR     YEARS     YEARS
                          S

TELECOMMUNICATIONS        1.51%    3.73%    125.26%   390.03%

TELECOMMUNICATIONS        -1.54%   0.62%    118.51%   375.33%
(INCL. 3% SALES CHARGE)

S&P 500                   2.96%    18.73%   89.14%    251.21%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare these figures to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, but does not reflect any sales charges, brokerage commissions, or other costs of investing. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1996           YEAR     YEARS    YEARS

TELECOMMUNICATIONS        3.73%    17.64%   17.23%

TELECOMMUNICATIONS        0.62%    16.92%   16.87%
(INCL. 3% SALES CHARGE)

S&P 500                   18.73%   13.59%   13.34%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. The stock market, for
example, has a history of growth in the long run
and volatility in the short run. Unlike the broader
market, however, some sectors may not have
a history of growth in the long run. And, as
with all stock funds, the share price and
return of a fund that invests in a sector will
vary. That means if you sell your shares
during a sector downturn, you might lose
money. But if you can identify a sector that is
about to experience rapid growth you may
have the potential for above-average gains.
(checkmark)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960831 19960910 162127 S00000000000001
             Telecommunications          SP Standard & Poor 500
             00096                       SP001
  1986/08/31       9700.00                    10000.00
  1986/09/30       9102.85                     9173.00
  1986/10/31       9568.92                     9702.28
  1986/11/30       9736.41                     9938.05
  1986/12/31       9598.05                     9684.63
  1987/01/31      10806.91                    10989.15
  1987/02/28      11717.19                    11423.22
  1987/03/31      11571.55                    11753.35
  1987/04/30      11396.77                    11648.74
  1987/05/31      11833.71                    11750.09
  1987/06/30      12285.21                    12343.47
  1987/07/31      12671.17                    12969.28
  1987/08/31      13268.32                    13453.04
  1987/09/30      13537.76                    13158.41
  1987/10/31      11156.46                    10324.09
  1987/11/30      10391.82                     9473.39
  1987/12/31      11058.31                    10194.31
  1988/01/31      11574.56                    10623.49
  1988/02/29      11918.73                    11118.55
  1988/03/31      11971.11                    10774.98
  1988/04/30      12360.17                    10894.59
  1988/05/31      12517.29                    10989.37
  1988/06/30      13168.22                    11493.78
  1988/07/31      12981.17                    11450.10
  1988/08/31      12502.32                    11060.80
  1988/09/30      13272.96                    11531.99
  1988/10/31      13542.31                    11852.58
  1988/11/30      13662.02                    11683.09
  1988/12/31      14128.35                    11887.54
  1989/01/31      15274.91                    12757.71
  1989/02/28      15335.26                    12440.04
  1989/03/31      15961.34                    12729.90
  1989/04/30      17168.25                    13390.58
  1989/05/31      18435.50                    13932.90
  1989/06/30      17985.13                    13853.48
  1989/07/31      19350.51                    15104.45
  1989/08/31      19813.22                    15400.50
  1989/09/30      20541.43                    15337.35
  1989/10/31      19813.22                    14981.53
  1989/11/30      20313.86                    15287.15
  1989/12/31      21317.10                    15654.04
  1990/01/31      19005.33                    14603.66
  1990/02/28      18934.56                    14792.04
  1990/03/31      19374.90                    15184.03
  1990/04/30      18234.73                    14804.43
  1990/05/31      20153.35                    16247.86
  1990/06/30      19752.33                    16137.38
  1990/07/31      18848.06                    16085.74
  1990/08/31      16654.23                    14631.59
  1990/09/30      15576.98                    13919.03
  1990/10/31      16119.54                    13859.18
  1990/11/30      17039.53                    14754.48
  1990/12/31      17821.83                    15166.13
  1991/01/31      18455.18                    15827.37
  1991/02/28      19072.49                    16959.03
  1991/03/31      19609.63                    17369.44
  1991/04/30      20026.51                    17411.13
  1991/05/31      20234.95                    18163.29
  1991/06/30      19393.17                    17331.41
  1991/07/31      20491.50                    18139.05
  1991/08/31      21100.79                    18568.95
  1991/09/30      21373.37                    18258.85
  1991/10/31      22215.16                    18503.51
  1991/11/30      21365.35                    17757.82
  1991/12/31      23320.18                    19789.32
  1992/01/31      23352.58                    19421.24
  1992/02/29      23644.18                    19673.71
  1992/03/31      22809.87                    19290.07
  1992/04/30      23668.48                    19857.20
  1992/05/31      23393.08                    19954.50
  1992/06/30      22849.79                    19657.18
  1992/07/31      24075.92                    20461.16
  1992/08/31      23791.72                    20041.71
  1992/09/30      24254.56                    20278.20
  1992/10/31      24498.16                    20349.17
  1992/11/30      25773.01                    21043.08
  1992/12/31      26892.38                    21301.91
  1993/01/31      26809.66                    21480.84
  1993/02/28      28282.08                    21772.98
  1993/03/31      29440.17                    22232.39
  1993/04/30      29502.28                    21694.37
  1993/05/31      30689.84                    22275.78
  1993/06/30      32013.11                    22340.38
  1993/07/31      32946.19                    22251.02
  1993/08/31      35431.58                    23094.33
  1993/09/30      35940.53                    22916.50
  1993/10/31      36975.40                    23390.88
  1993/11/30      33947.13                    23168.66
  1993/12/31      34883.62                    23449.00
  1994/01/31      35589.84                    24246.27
  1994/02/28      34474.75                    23589.20
  1994/03/31      33396.84                    22560.71
  1994/04/30      33992.93                    22849.48
  1994/05/31      33793.31                    23224.22
  1994/06/30      33764.79                    22655.22
  1994/07/31      35637.44                    23398.31
  1994/08/31      36673.58                    24357.64
  1994/09/30      36245.82                    23760.88
  1994/10/31      37975.88                    24295.50
  1994/11/30      35960.64                    23410.66
  1994/12/31      36390.29                    23757.84
  1995/01/31      36895.17                    24373.88
  1995/02/28      37225.29                    25323.73
  1995/03/31      37691.33                    26071.03
  1995/04/30      38862.79                    26838.83
  1995/05/31      39923.58                    27911.57
  1995/06/30      41846.89                    28559.96
  1995/07/31      44503.84                    29507.01
  1995/08/31      45822.40                    29581.07
  1995/09/30      47329.32                    30829.39
  1995/10/31      45346.53                    30719.33
  1995/11/30      46347.84                    32067.91
  1995/12/31      47182.23                    32685.54
  1996/01/31      47516.19                    33798.15
  1996/02/29      46827.40                    34111.46
  1996/03/31      46608.24                    34439.95
  1996/04/30      48784.30                    34947.60
  1996/05/31      49866.89                    35848.90
  1996/06/30      50374.36                    35985.48
  1996/07/31      46562.73                    34395.64
  1996/08/30      47532.55                    35121.05
IMATRL PRASUN   SHR__CHT 19960831 19960910 162132 R00000000000123

Let's say hypothetically that $10,000 was invested in Fidelity Select Telecommunications Portfolio on August 31, 1986, and a 3% sales charge was paid. By August 31, 1996, the investment would have grown to $47,533 - a 375.33% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $35,121 over the same period - a 251.21% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1996
                                 % OF FUND'S
                                 INVESTMENTS

MFS Communications, Inc.         10.0

MCI Communications Corp.         4.1

WorldCom, Inc.                   4.1

Cincinnati Bell, Inc.            3.4

360 Degrees Communications Co.   3.0

GTE Corp.                        2.7

Sprint Corp.                     2.7

DSP Communications, Inc.         2.6

Brooks Fiber Properties, Inc.    2.4

LCI International, Inc.          2.3

TOP INDUSTRIES AS OF AUGUST 31, 1996
Telephone Services 55.1%
Hotels, Motels, &
Tourist Centers 6.9%
Telephone Equipment 6.8%
Cellular & Communication
Services 5.7%
Computer Services 3.0%
All Others 22.5% *
Row: 1, Col: 1, Value: 22.5
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 6.8
Row: 1, Col: 4, Value: 5.7
Row: 1, Col: 5, Value: 6.9
Row: 1, Col: 6, Value: 55.1
* INCLUDES SHORT-TERM INVESTMENTS
TELECOMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Nick Thakore became Portfolio Manager of Fidelity Select Telecommunications Portfolio on July 1, 1996.
Q. NICK, HOW DID THE FUND PERFORM?
A. For the six months ended August 31, 1996, the fund's total return was 1.51%, compared to 2.96% for the Standard & Poor's 500 Index. For the 12 months ended August 31, 1996, the fund returned 3.73%, while the S&P 500 returned 18.73%.
Q. HOW WOULD YOU CHARACTERIZE THE PAST SIX MONTHS?
A. The telecomm industry is approaching a period of dramatic change as local and long distance markets open up to competition. Concerns over increased competition and uncertainty related to regulatory decisions weighed negatively on the group, causing it to underperform the broader market. Although business was strong for the regional Bell operating companies (RBOCs), their performance was hurt by the August FCC ruling that determined interconnection rules that will set the tone for local telephone competition. As for the long distance companies, AT&T reported an earnings disappointment for the second quarter of 1996, with revenue growth slowing substantially, and the fall in its share price produced a ripple effect for other carriers.
Q. THE OTHER BIG STORY DURING THE PERIOD WAS THE ANNOUNCEMENT OF THE MERGER BETWEEN LONG DISTANCE PROVIDER WORLDCOM AND COMPETITIVE ACCESS PROVIDER MFS
 . . .
A. That's right. In fact, both of these were top 10 holdings at the time of the merger announcement, so that had quite an impact on the fund. Unfortunately, the market bid the buyer, WorldCom, down as a result.
Q. WHY WAS THAT?
A. In the near term, the acquisition causes significant earnings dilution. However, I continued to hold large positions at the end of the period because I felt that the combined entity is well positioned for the new landscape in telecommunications, as it owns both local and long distance networks, and that the near term dilution would more than be made up through longer term synergies and growth.
Q. THERE WAS CONSIDERABLE CHANGE AMONG THE REST OF THE FUND'S TOP 10 HOLDINGS AS WELL . . .
A. Yes, the RBOCs became a smaller part of the portfolio during the period, down from about 18% to about 10% of the fund. I increased significantly the holdings in MCI and Sprint, long distance companies whose business was strong and whose valuations were beaten down coincident with AT&T's earnings disappointment. I also increased or added holdings in cellular operators whose growth prospects remained strong while valuations have gotten cheaper, such as 360 Communications.
Q. DID ANY AREAS PROVE ESPECIALLY DISAPPOINTING OVER THE PERIOD?
A. As I mentioned, the fund's positions in RBOCs and long-distance companies were hurt by uncertainty about the FCC and the AT&T earnings disappointment, respectively. But there weren't many areas of telecommunications that did well outside of there, either. The equipment and cellular stocks represent only about 15% of the portfolio, so the fund wasn't badly affected by their weak showing during the period. I would say that the biggest disappointment was the large position in WorldCom, which was bought as a stand-alone investment, but that at least initially has been hurt by the market's valuation of the deal.
Q. NICK, WHAT'S YOUR OUTLOOK FOR THE NEXT SEVERAL MONTHS?
A. I think this period will continue to be dominated by FCC rulings regarding the opening of new markets and, especially, in the area of access reform. We should also see the first effects of the entry into local markets by the major long-distance providers. With current valuations for many telecommunications stocks near the low end of their historical range and prospects for near-term business fairly solid, my outlook is cautiously optimistic right now.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 096
TRADING SYMBOL: FSTCX
SIZE: as of August 31, 1996, more than
$479 million
MANAGER: Nick Thakore, since July 1996;
joined Fidelity in 1993
(checkmark)
TELECOMMUNICTIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.8%
CABLE TV OPERATORS - 0.8%
Viacom, Inc. Class B (non-vtg.) (a)  122,285 $ 3,851,978  92552430
CELLULAR - 5.7%
CELLULAR & COMMUNICATION SERVICES - 5.7%
Century Telephone Enterprises, Inc.   180,887  6,127,541  15668610
McLeod, Inc.   41,800  1,206,975  58226610
Rogers Communications, Inc. Class B (a) 149,900  1,084,604  77510920
Telephone & Data Systems, Inc.   109,222  4,655,588  87943310
360 Degrees Communications Co. (a)  625,200  14,926,650  88557110
  28,001,358
COMMUNICATIONS EQUIPMENT - 8.8%
DATACOMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc. (a)   187,200  9,874,800  17275R10
TELEPHONE EQUIPMENT - 6.8%
DSC Communications Corp. (a)   366,200  10,894,450  23331110
DSP Communications, Inc. (a)  250,000  12,718,750  23332K10
Lucent Technologies  271,900  10,026,313  23332K10
  33,639,513
TOTAL COMMUNICATIONS EQUIPMENT   43,514,313
COMPUTER SERVICES & SOFTWARE - 6.4%
CAD/CAM/CAE - 1.3%
ECI Telecom Ltd.   310,000  6,393,750  26825810
COMPUTER SERVICES - 3.0%
Electronic Data Systems Corp.   200,000  10,900,000  28566110
HBO & Co.   75,000  4,096,875  40410010
  14,996,875
DATA PROCESSING - 1.4%
Ceridian Corp. (a)  70,000  2,983,750  15677T10
First Data Corp.   50,000  3,900,000  31996310
  6,883,750
PREPACKAGED COMPUTER SOFTWARE - 0.7%
Sterling Software, Inc. (a)  50,000  3,393,750  85954710
TOTAL COMPUTER SERVICES & SOFTWARE   31,668,125
COMPUTERS & OFFICE EQUIPMENT - 1.1%
COMPUTER PERIPHERALS - 0.1%
Norand Corp. (a)   16,900  285,188  65542110
ELECTRONIC COMPUTERS - 1.0%
Bay Networks, Inc. (a)  175,000  4,812,500  07251010
TOTAL COMPUTERS & OFFICE EQUIPMENT   5,097,688
ELECTRICAL EQUIPMENT - 2.4%
TV & RADIO COMMUNICATION EQUIPMENT - 2.4%
California Amplifier, Inc. (a)(b)  654,300  8,178,750  12990010
Glenayre Technologies, Inc. (a)  100,500  3,693,375  37789910
  11,872,125
ENTERTAINMENT - 1.5%
RECREATIONAL SERVICES - 1.5%
MGM Grand, Inc. (a)  200,000  7,550,000  55295310
LODGING & GAMING - 11.9%
HOTELS, MOTELS, & TOURIST CENTERS - 6.9%
Hilton Hotels Corp.   85,000  9,084,375  43284810
ITT Corp. (a)  140,000  7,455,000  45091210

 SHARES VALUE (NOTE 1)
Mirage Resorts, Inc. (a)  350,000 $ 8,137,500  60462E10
Sun International Hotels Ltd. Ord. (a)  200,000  9,475,000  86699N22
  34,151,875
LODGING PLACES, OTHER THAN HOTELS- 2.0%
Anchor Gaming  181,590  9,919,354  03303710
RACING & GAMING - 3.0%
Aztar Corp. (a)  400,000  4,400,000  05480210
International Game Technology Corp.   500,000  10,187,500  45990210
  14,587,500
TOTAL LODGING & GAMING   58,658,729
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
DURABLE GOODS, WHOLESALE - 0.1%
Sodak Gaming, Inc. (a)  11,400  592,800  83377710
TELEPHONE SERVICES - 55.1%
AT&T Corp.   210,900  11,072,250  00195710
Ameritech Corp.   68,500  3,536,313  03095410
BCE, Inc.   100,000  3,946,647  05534B10
Bell Atlantic Corp.   74,600  4,196,250  07785310
BellSouth Corp.   203,600  7,380,500  07986010
Brooks Fiber Properties, Inc.   400,000  12,000,000  11439910
Cincinnati Bell, Inc.   354,100  16,908,275  17187010
DDI Corp. Ord.   797  6,332,078  23399J22
Frontier Corp.   372,600  10,991,700  35906P10
GTE Corp.   337,773  13,299,812  36232010
Incomnet, Inc. (a)   21,600  102,600  45336520
LCI International, Inc. (a)   320,800  11,348,300  50181310
MCI Communications Corp.   800,000  20,100,000  55267310
MFS Communications, Inc. (a)  1,168,391  49,510,569  55272T10
NYNEX Corp.   227,700  9,819,563  67076810
Pacific Gateway Exchange, Inc. (a)  100,000  2,387,500  69432710
Pacific Telesis Group  280,000  9,065,000  69489010
Royal Ptt Nederland NV  166,000  5,814,746  72699422
SBC Communications, Inc.   55,600  2,592,350  78387G10
Sprint Corp.   325,600  13,227,500  85206110
Telebras PN (Pfd. Reg.)  126,221,131  9,375,933  95499792
Telefonica de Espana SA Ord.   150,000  2,783,653  87938210
Teleport Communications Group, Inc.
 Class A  200,000  4,625,000  87946310
U.S. West, Inc.   251,700  7,425,150  91288910
U.S. West, Inc. (Media Group) (a)  613,700  11,123,313  91288920
Winstar Communications, Inc.   151,200  2,929,500  97551510
WorldCom, Inc. (a)  953,524  20,024,004  98155K10
  271,918,506
TOTAL COMMON STOCKS
 (Cost $449,393,644)   462,725,622
CONVERTIBLE PREFERRED STOCKS - 0.0%
CELLULAR - 0.0%
CELLULAR & COMMUNICATION SERVICES - 0.0%
AirTouch Communications, Inc.:
 Class B $1.74  2,991  85,991  00949T20
 Class C $2.125  1,921  91,488  00949T30
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $180,443)   177,479
REPURCHASE AGREEMENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.25%, dated
 8/30/96 due 9/3/96  $ 30,600,840 $ 30,583,000  69899TYY
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $480,157,087)  $ 493,486,101
LEGEND
1. Non-income producing
2. A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
California Amplifier, Inc.  $ 617,317 $ - $ - $ 8,178,750
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $315,504,209 and $254,376,180, respectively (see Note 4 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $59,487 for the period (see
Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $480,421,586. Net unrealized appreciation aggregated $13,064,515 of which $41,898,014 related to appreciated investment securities and $28,833,499 related to depreciated investment securities. TELECOMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)

ASSETS

Investment in                                $ 493,486,101
securities, at
value (including
repurchase
agreements of
$30,583,000)
(cost
$480,157,087)
- See
accompanying
schedule

Cash                                          658

Receivable for                                5,183,091
investments
sold

Receivable for                                352,385
fund shares sold

Dividends                                     333,554
receivable

Redemption fees                               369
receivable

Other receivables                             17,219

 TOTAL ASSETS                                 499,373,377

LIABILITIES

Payable for                   $ 17,184,685
investments
purchased

Payable for fund               1,821,870
shares
redeemed

Accrued                        248,308
management
fee

Other payables                 470,129
and
accrued
expenses

 TOTAL LIABILITIES                            19,724,992

NET ASSETS                                   $ 479,648,385

Net Assets
consist of:

Paid in capital                              $ 436,257,281

Undistributed net                             3,027,787
investment
income

Accumulated                                   27,034,172
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                                13,329,145
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                              $ 479,648,385
11,378,467
shares
outstanding

NET ASSET VALUE                               $42.15
and redemption
price per share
($479,648,385 (divided by)
11,378,467
shares)

Maximum offering                              $43.45
price per share
(100/97.00 of
$42.15)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

INVESTMENT                            $ 5,445,847
INCOME
Dividends

Interest (including                    1,302,756
income on
securities
loaned of
$161,468)

 TOTAL INCOME                          6,748,603

EXPENSES

Management fee         $ 1,528,014

Transfer agent          1,923,021
fees

Accounting and          258,175
security lending
fees

Non-interested          953
trustees'
compensation

Custodian fees          31,564
and expenses

Registration fees       3,007

Audit                   18,119

Legal                   1,937

Miscellaneous           5,249

 Total expenses         3,770,039
before
reductions

 Expense                (54,876        3,715,163
reductions             )

NET INVESTMENT                         3,033,440
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment             28,098,805
securities

 Foreign                (6,391         28,092,414
currency               )
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment             (23,971,595
securities             )

 Assets and             105            (23,971,490
liabilities in                        )
 foreign
currencies

NET GAIN (LOSS)                        4,120,924

NET INCREASE                          $ 7,154,364
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                 $ 873,332
INFORMATION
Sales charges
paid to FDC

 Deferred sales                       $ 10,627
charges
withheld
 by FDC

 Exchange fees                        $ 49,320
withheld by FSC

 Expense                              $ 53,046
reductions
 Directed
brokerage
arrangements

  Custody                              1,031
interest credits

  Transfer agent                       799
interest credits

                                      $ 54,876

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             FEBRUARY 29,
                                    AUGUST 31, 1996   1996
                                    (UNAUDITED)

Operations          $ 3,033,440     $ 4,937,209
Net investment
income

 Net realized        28,092,414      57,156,039
gain (loss)

 Change in net       (23,971,490     28,358,016
unrealized          )
appreciation
(depreciation)

 NET INCREASE        7,154,364       90,451,264
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to     (1,102,279      (3,666,827
shareholders        )               )
From net
investment
income

 From net            (34,762,694     (25,859,291
realized gain       )               )

 TOTAL               (35,864,973     (29,526,118
DISTRIBUTIONS       )               )

Share                134,760,905     183,961,070
transactions
Net proceeds
from sales of
shares

 Reinvestment of     35,118,095      28,851,878
distributions

 Cost of shares      (129,967,696    (175,053,917
redeemed            )               )

 Paid in capital     147,745         139,366
portion of
redemption fees

 NET INCREASE        40,059,049      37,898,397
(DECREASE) IN
NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              11,348,440      98,823,543
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of        468,299,945     369,476,402
period

 End of period      $ 479,648,385   $ 468,299,945
(including
undistributed
net investment
income of
$3,027,787
and
$1,251,216,
respectively)

OTHER
INFORMATION
Shares

 Sold                3,087,663       4,122,731

 Issued in           865,191         677,781
reinvestment of
distributions

 Redeemed            (3,010,098      (4,001,104
                    )               )

 Net increase        942,756         799,408
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                            SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                            ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                            AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA D   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value,      $ 44.87      $ 38.34     $ 37.10     $ 34.19     $ 29.22     $ 24.98
beginning of
period

Income from
Investment
Operations

 Net investment        .26          .51         .29         .25         .29         .36
income (loss)

 Net realized and      .28          9.15        2.54        7.00        5.29        4.13
unrealized gain
(loss)

 Total from            .54          9.66        2.83        7.25        5.58        4.49
investment
operations



Less Distributions

 From net              (.10)        (.39)       (.33)       (.20)       (.18)       (.28)
investment
income

 From net              (3.17)       (2.75)      (1.27)      (4.18)      (.48)       -
realized gain

 Total                 (3.27)       (3.14)      (1.60)      (4.38)      (.66)       (.28)
distributions

Redemption fees        .01          .01         .01         .04         .05         .03
added to paid in
capital

Net asset value,      $ 42.15      $ 44.87     $ 38.34     $ 37.10     $ 34.19     $ 29.22
end of period

TOTAL RETURN B, C      1.51%        25.79%      7.98%       21.90%      19.49%      18.19%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $ 479,648    $ 468,300   $ 369,476   $ 371,025   $ 134,338   $ 78,533
period (000
omitted)

Ratio of expenses      1.48% A      1.52%       1.56%       1.54%       1.74% A     1.90%
to average net
assets

Ratio of expenses      1.46% A,     1.52%       1.55%       1.53%       1.74% A     1.90%
to average net        E                        E           E
assets after
expense
reductions

Ratio of net           1.19% A      1.17%       .77%        .64%        1.16% A     1.32%
investment
income to
average net
assets

Portfolio turnover     109% A       89%         107%        241%        115% A      20%
rate

Average               $ .0343
commission
rate F





A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 9 OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING
THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE
9 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER
1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE
CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.


MONEY MARKET PORTFOLIO
PERFORMANCE


PERFORMANCE
To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED                 PAST 6   PAST 1   PAST 5   PAST
AUGUST 31, 1996               MONTH    YEAR     YEARS    10
                              S                          YEARS

MONEY MARKET                  2.48%    5.18%    22.36%   72.94%

MONEY MARKET                  -0.59%   2.03%    18.69%   67.75%
(INCL. 3% SALES CHARGE)

All Taxable                   2.43%    5.07%    21.99%   72.26%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050 without including the effect of the 3% sales charge. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 818 all taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                 PAST 1   PAST 5   PAST 10
AUGUST 31, 1996               YEAR     YEARS    YEARS

MONEY MARKET                  5.18%    4.12%    5.63%

MONEY MARKET                  2.03%    3.49%    5.31%
(INCL. 3% SALES CHARGE)

All Taxable                   5.07%    4.05%    5.58%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELD
Row: 1, Col: 1, Value: 5.41
Row: 1, Col: 2, Value: 5.25
Row: 1, Col: 3, Value: 2.84
Row: 2, Col: 1, Value: 5.19
Row: 2, Col: 2, Value: 5.26
Row: 2, Col: 3, Value: 2.86
Row: 3, Col: 1, Value: 5.31
Row: 3, Col: 2, Value: 4.78
Row: 3, Col: 3, Value: 2.76
Row: 4, Col: 1, Value: 4.859999999999999
Row: 4, Col: 2, Value: 4.74
Row: 4, Col: 3, Value: 2.66
Row: 5, Col: 1, Value: 4.87
Row: 5, Col: 2, Value: 4.83
Row: 5, Col: 3, Value: 2.68
6% -
4% -
2% -
0%
Money Market
All Taxable
Money Market
Funds Average
MMDA
  8/29/95 11/28/95 2/27/96 5/28/96 9/3/96
MONEY MARKET 5.41% 5.19% 5.31% 4.86% 4.87%
All Taxable
Money Market
Funds Average 5.25% 5.26% 4.78% 4.74%% 4.83%
  8/30/95 11/29/95 2/28/96 5/31/96 8/28/96
 MMDA 2.84% 2.86% 2.76% 2.66% 2.68%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account average (MMDA). Figures for the all taxable money market funds average are from the IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
Government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Todd, Portfolio Manager of Fidelity Select Money Market Portfolio
Q. JOHN, WHAT KIND OF INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST SIX MONTHS?
A. The only way to appreciate how much the climate has changed is to go back to the third quarter of 1995, well before the period began. The economy was starting to rebound from a slowdown caused mainly by a buildup of excess inventories; from July through September, the gross domestic product expanded at an annual rate of 3.8%. During the fourth quarter, however, the recovery seemed to lose momentum, overwhelmed by severe winter weather and a budget standoff that twice resulted in government shutdowns. Rather than risk continued deterioration in economic activity, the Federal Reserve took steps to ease short-term interest rates. In December 1995 and again on the last day of January 1996, the Fed lowered the rate banks charge each other for overnight loans - known as the federal funds rate - a total of one-half percentage point, to 5.25%. That brings us to the start of the current reporting period, when forecasts of continued economic weakness suggested that further rate cuts were likely. Within a week, however, the mood shifted again.
Q. WHAT CAUSED THE TURNAROUND IN MARKET SENTIMENT?
A. The February employment report came as a big surprise to most market participants. It showed that the economy was generating new jobs at a rate about three times greater than the previous quarter. That slammed the door on the possibility of another Fed rate cut and set the tone for the rest of the period. In the months that followed, subsequent jobs reports confirmed that the February employment report was indeed a turning point, and marked the beginning of a healthier trend. In fact, during 1996 the economy has produced an average of about 237,000 new jobs a month, compared to 185,000 in 1995. As market participants adjusted to the new reality, many assumed the Fed would eventually have to raise interest rates. Such speculation increased during the second quarter, when the economy expanded at an annual rate of 4.8%, and continued to build through the end of August. So far, however, inflationary pressures have remained mild and the Fed has stayed on the sidelines.
Q. HOW DID YOU RESPOND TO CHANGING CONDITIONS?
A. Ordinarily, my preference would be to aggressively extend the fund's average maturity when interest rates are stable or falling, and shorten the fund's average maturity when rates are rising. That's not always possible with Select Money Market, only because so many shareholders use the fund as a temporary parking place for their cash, and the asset base is constantly changing. That said, at the end of February the fund's average maturity was 48 days. As the economy gained strength, I gradually let the fund's average maturity roll down, reaching a low of about 30 days at the end of July. Since then, I've taken advantage of buying opportunities to extend the fund's average maturity, while remaining somewhat defensive. At the end of the period, the fund's average maturity was 40 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1996, was 5.08%, compared to 5.21% six months ago. The fund's total return during the six-month period was 2.48%. That beat the total return of 2.43% for the all taxable money market funds average during the same period, according to IBC Financial Data, Inc.
Q. WHAT CAN WE EXPECT IN THE MONTHS AHEAD?
A. The outlook is uncertain. Many market participants assume that having already waited this long, the Fed will wait until after the November election to raise interest rates. I'm not willing to make that assumption. We know that the Fed governors adopted a bias in favor of a rate increase over the summer, and I'm not sure they wouldn't act before the election if they thought it necessary to prevent an outbreak of inflation. In any case, a rate increase seems likely before year-end. One of the factors inhibiting inflation thus far has been the weak economic climate in the rest of the developed world. Now that Japan's and Europe's economies appear to have bottomed out, inflationary pressures are likely to build, especially as we move into 1997, adding to upward pressure on rates. Accordingly, I'll probably aim for an average maturity in the neutral to defensive range in the months ahead, or between 35 and 45 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: August 30, 1985
FUND NUMBER: 085
TRADING SYMBOL: FSMMKT
SIZE: as of August 31, 1996, more than
$902 million
MANAGER: John Todd, since 1991; manager
Spartan Money Market Fund, since 1989;
Daily Money Fund: Money Market and Fidelity
Institutional Cash Portfolios: Money Market, since 1992; joined Fidelity in 1982
(checkmark)
MONEY MARKET PORTFOLIO
INVESTMENTS AUGUST 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.4%
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
CHASE MANHATTAN BANK
9/10/96 5.46% $ 27,711 $ 27,674  161999QM
9/13/96 5.46  201,477  201,118  161999NW
9/17/96 5.47  56,809  56,674  161999PA
9/23/96 5.47  61,337  61,137  161999PE
9/24/96 5.47  126,617  126,185  161999PH
10/24/96 5.50  629,355  624,398  161999QC
12/18/96 5.59  2,632,052  2,588,782  161999UB
TOTAL BANKERS' ACCEPTANCES   3,685,968
CERTIFICATES OF DEPOSIT - 23.8%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.4%
U.S. NATIONAL BANK OF OREGON
9/24/96 5.29  20,000,000  19,999,809  91199CAM
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
ABN-AMRO BANK
12/2/96 5.51  5,000,000  5,000,000  032993NW
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 13.3%
BANQUE NATIONALE DE PARIS
9/4/96 5.42  5,000,000  5,000,009  055992SG
BAYERISCHE LANDESBANK GIROZENTRALE
10/30/96 5.74 (a)  5,000,000  5,000,000  072990FF
4/22/97 5.85  4,000,000  4,000,000  072990GE
COMMERZBANK, GERMANY
9/16/96 5.42  5,940,000  5,939,629  202990TD
LANDESBANK HESSEN - THURINGEN
9/6/96 5.40  7,000,000  6,999,650  514998BC
4/29/97 5.90  14,000,000  13,974,280  514998BG
NATIONAL WESTMINSTER BANK, PLC
9/9/96 5.40  15,000,000  15,000,000  638990MG
SANWA BANK, LTD.
9/3/96 5.49  5,000,000  5,000,000  8049992B
11/4/96 5.69  7,000,000  7,000,000  8049992D
SOCIETE GENERALE
9/3/96 5.13  6,000,000  6,000,000  833991YU
9/3/96 5.43  25,000,000  25,000,048  8339916L
11/6/96 5.36  3,000,000  3,000,104  8339919P
12/2/96 5.52  5,000,000  5,000,000  8339914K
SUMITOMO BANK, LTD.
10/15/96 5.50  2,000,000  2,000,000  86699EPL
11/14/96 5.50  2,000,000  2,000,000  86699EPP
    110,913,720
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.5%
AUSTRALIA & NEW ZEALAND BANKING
10/1/96 5.36  13,000,000  12,999,526  0525289G
BANCO BILBAO VIZCAYA, S.A.
10/28/96 5.36  3,000,000  2,999,830  05999MBQ
BAYERISCHE HYPOTHEKEN-UND WESCHEL
9/23/96 5.41  10,000,000  9,999,867  07299GBG
KREDIETBANK, N.V.
10/15/96 5.38  5,000,000  5,000,091  5007999J

  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
SWISS BANK CORP.
9/11/96 5.40% $ 11,000,000 $ 11,000,243  8709903D
10/11/96 5.55  20,000,000  20,000,438  8709903E
    61,999,995
TOTAL CERTIFICATES OF DEPOSITS   197,913,524
COMMERCIAL PAPER - 49.7%
A.H. ROBINS COMPANY, INCORPORATED
9/25/96 5.35  2,000,000  1,992,907  770998EP
AMERICAN EXPRESS CREDIT CORP.
10/21/96 5.35  15,000,000  14,889,583  025990PL
ASSET SECURITIZATION COOPERATIVE CORPORATION
9/17/96 5.46  12,500,000  12,469,944  04599RCL
10/15/96 5.33  2,000,000  1,987,069  04599RCU
10/21/96 5.35  5,000,000  4,963,195  04599RCS
ASSOCIATES CORP. OF NORTH AMERICA
10/21/96 5.35  4,000,000  3,970,555  04699JBT
10/30/96 5.37  15,000,000  14,869,217  04699JCH
BEAR STEARNS COS., INC.
11/20/96 5.40  4,000,000  3,952,711  07399HPM
BENEFICIAL CORP.
9/19/96 5.33  10,000,000  9,973,500  08199BDU
9/24/96 5.33  10,000,000  9,966,139  08199BDV
CIESCO, L.P.
10/2/96 5.50  8,000,000  7,962,456  177996VP
CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE
9/25/96 5.50  10,000,000  9,963,867  12799FAH
10/24/96 5.51  20,000,000  19,840,117  12799FAR
12/20/96 5.64  7,000,000  6,882,789  12799FAD
CAISSE DES DEPOTS ET CONSIGNATIONS
10/8/96 5.33  2,707,000  2,692,282  12799EBC
COMMERCIAL CREDIT CO.
9/16/96 5.39  15,000,000  14,966,563  201997AG
COMPAGNIE BANCAIRE
11/25/96 5.38  4,400,000  4,344,835  20499FCL
CORESTATES CAPITAL CORP. (A)
9/5/96 5.42  15,000,000  15,000,000  218995AP
EIGER CAPITAL CORP.
10/15/96 5.34  2,000,000  1,987,044  278997FA
ELECTRICITE DE FRANCE
9/18/96 5.47  12,100,000  12,069,145  2850399A
ELECTRONIC DATA SYSTEMS CORP.
9/16/96 5.33  15,000,000  14,966,875  2856619M
ENTERPRISE FUNDING CORP.
9/18/96 5.46  6,939,000  6,921,272  29399HLR
11/7/96 5.39  5,840,000  5,782,069  29399HNN
GTE CORP.
9/26/96 5.40  2,000,000  1,992,555  362991KR
GENERALE BANK
9/12/96 5.45  10,000,000  9,983,500  371995DX
GENERAL ELECTRIC CO.
10/22/96 5.35  5,000,000  4,962,458  369999EL
COMMERCIAL PAPER - CONTINUED
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
GENERAL MOTORS ACCEPTANCE CORP.
9/24/96 5.36% $ 5,000,000 $ 4,982,973  6389987E
11/26/96 5.68  2,000,000  1,973,579  6389985Y
2/20/97 5.70  2,000,000  1,947,014  6389987G
2/24/97 5.71  2,000,000  1,945,733  6389987F
2/25/97 5.71  3,000,000  2,918,137  6389987H
GOLDMAN SACHS GROUP, L.P. (THE)
9/19/96 5.33  20,000,000  19,947,000  696992QP
9/24/96 5.33  9,000,000  8,969,525  696992QS
HOUSEHOLD FINANCE CORP.
10/30/96 5.39  5,000,000  4,956,242  44199DNX
IBM CORP.
9/13/96 5.32  6,100,000  6,089,223  45499EEV
KREDIETBANK, N.A. FINANCE CORP.
10/24/96 5.51  5,000,000  4,960,029  50099DAV
MORGAN STANLEY GROUP, INC.
10/15/96 5.35  25,000,000  24,838,055  61799EQU
MORGAN (J.P.) & CO.
9/5/96 5.11  5,000,000  4,997,233  61799HDF
NATIONWIDE BUILDING SOCIETY
9/4/96 5.39  25,000,000  24,988,917  638993JN
10/22/96 5.50  30,000,000  29,769,225  638993JY
NEW CENTER ASSET TRUST
9/27/96 5.43  5,000,000  4,980,897  643995KJ
2/19/97 5.63  2,000,000  1,947,940  643995LN
NEW ENGLAND POWER COMPANY
9/10/96 5.28  5,900,000  5,892,241  644997BL
PREFERRED RECEIVABLES FUNDING CORP.
9/17/96 5.33  9,000,000  8,978,800  74099SCD
9/19/96 5.31  3,000,000  2,992,065  74099SCH
SHERWOOD MEDICAL COMPANY
9/16/96 5.49  4,000,000  3,990,933  82599UDE
SMITH BARNEY, INC.
10/3/96 5.37  10,000,000  9,952,533  83199HCT
TEXTRON, INC.
9/11/96 5.50  1,000,000  998,477  88599CPV
UNIFUNDING, INC.
9/9/96 5.33  6,000,000  5,992,907  90499AAQ
10/16/96 5.33  5,000,000  4,966,938  90499AAP
TOTAL COMMERCIAL PAPER   413,329,263
FEDERAL AGENCIES - 11.2%
FEDERAL HOME LOAN BANK - AGENCY COUPONS  (A) - 1.6%
9/13/96 5.49  4,000,000  3,999,292  567995QC
9/20/96 5.44  4,000,000  3,999,243  567995QB
10/2/96 5.46  5,000,000  4,999,624  567995QF
    12,998,159
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.5%
9/2/96 5.41  25,000,000  24,987,075  31364CAB
9/20/96 5.44  11,000,000  10,997,440  9950286B
9/29/96 5.35  5,000,000  4,996,649  995030LU
10/17/96 5.56  5,000,000  4,998,538  995029EJ
    45,979,702

  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 2.9%
2/3/97 5.62% $ 25,000,000 $ 24,412,292  31359k9Q
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 1.2%
10/16/96 5.68  10,000,000  10,000,000  863990QB
TOTAL FEDERAL AGENCIES   93,390,153
BANK NOTES - 4.7%
BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOC. (A)
9/3/96 5.43 %  3,000,000  2,999,992  06399AEY
BANK OF NEW YORK - DELAWARE (A)
10/30/96 5.78   4,000,000  4,000,000  0640629E
COMERICA BANK - DETROIT (A)
9/1/96 5.45   5,000,000  4,999,980  226990BU
10/27/96 5.68   5,000,000  4,999,606  226990BX
FIRST NATIONAL BANK OF CHICAGO
9/3/96 5.40  15,000,000  15,000,000  995990YT
PNC BANK, N.A. (A)
9/9/96 5.44   3,000,000  2,998,386  69399EBC
9/20/96 5.44   4,000,000  3,999,417  69399EAX
TOTAL BANK NOTES   38,997,381
MASTER NOTES (A)- 1.9%
J.P. MORGAN SECURITIES
9/6/96 5.43  16,000,000  16,000,000  61899FKH
MEDIUM-TERM NOTES (A) - 4.3%
ABBEY NATIONAL TREASURY SERVICES (B)
9/9/96 5.57  8,000,000  8,000,000  010998AJ
BENEFICIAL CORP.
11/3/96 5.65  3,000,000  2,999,534  08199BCN
CIT GROUP HOLDINGS, INC.
9/3/96 5.40  10,000,000  9,999,407  172990WV
GENERAL MOTORS ACCEPTANCE CORP.
10/23/96 5.67  2,000,000  2,001,388  6389985G
11/1/96 5.68  5,000,000  5,000,000  6389984L
NORWEST CORP.
9/10/96 5.61  8,000,000  8,000,000  66899CBK
TOTAL MEDIUM-TERM NOTES   36,000,329
SHORT-TERM NOTES (A)(B) - 2.3%
SMM TRUST (1995-D)
10/27/96 5.68  1,000,000  1,000,000  83199GBB
SMM TRUST (1995-N)
11/8/96 5.55  3,000,000  3,000,000  83199GBC
SMM TRUST (1996-I)
9/30/96 5.46  7,000,000  7,000,000  83199GBS
SMM TRUST (1996-V)
9/26/96 5.62  8,000,000  8,000,000
TOTAL SHORT-TERM NOTES   19,000,000
TIME DEPOSITS - 1.3%
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
SANWA BANK, LTD.
10/4/96 5.44% $ 3,000,000 $ 3,000,000  8049992J
SUMITOMO BANK, LTD.
9/12/96 5.50  5,000,000  5,000,000  86699EPH
9/30/96 5.41  3,000,000  3,000,000  86699EPS
TOTAL TIME DEPOSITS   11,000,000
REPURCHASE AGREEMENTS - 0.4%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated  8/30/96 due 9/3/96
 At 5.27%  $ 2,961,735  2,960,000  69899T2A
TOTAL INVESTMENTS - 100%  $ 832,276,618
Total Cost for Income Tax Purposes - $828,276,618
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,000,000 or 3.0% of net assets.
MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31, 1996 (UNAUDITED)


ASSETS

Investment in securities, at                                                                   $ 832,276,618
value (including repurchase agreements of $2,960,000) -
See accompanying schedule

Receivable for fund shares sold                                                                 87,302,975

Interest receivable                                                                             4,346,613

 TOTAL ASSETS                                                                                   923,926,206

LIABILITIES

Payable for investments purchased                                                $ 3,000,000

Payable for fund shares redeemed                                                  18,400,338

Accrued management fee                                                            170,400

Other payables and                                                                307,623
accrued expenses

 TOTAL LIABILITIES                                                                              21,878,361

NET ASSETS                                                                                     $ 902,047,845

Net Assets consist of:

Paid in capital                                                                                $ 902,034,381

Accumulated net realized gain (loss) on investments                                             13,464

NET ASSETS, for 902,029,123                                                                    $ 902,047,845
shares outstanding

NET ASSET VALUE, offering price                                                                 $1.00
and redemption price per share ($902,047,845 (divided by) 902,029,123 shares)

Maximum offering price per share                                                                $1.03
(100/97 of $1.00)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)


INTEREST INCOME                                                      $ 21,210,270

EXPENSES

Management fee                                          $ 787,919

Transfer agent fees                                      1,045,692

Accounting fees and expenses                             54,280

Non-interested trustees' compensation                    2,445

Custodian fees and expenses                              5,995

Registration fees                                        269,465

Audit                                                    9,512

Legal                                                    2,560

Reports to shareholders                                  3,707

Miscellaneous                                            3,801

 TOTAL EXPENSES BEFORE EXPENSE REDUCTIONS                2,185,376

 EXPENSE REDUCTIONS                                      (9,449       2,175,927
                                                        )

NET INTEREST INCOME                                                   19,034,343

NET REALIZED GAIN (LOSS)                                              10,346
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 19,044,689

OTHER INFORMATION                                                    $ 1,787,169
Sales charges paid to FDC

 Deferred sales charges withheld                                     $ 47,109
 by FDC

 Expenses reductions

  Custodian interest credits                                         $ 723

  Transfer agent interest credits                                     8,726

                                                                     $ 9,449


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS ENDED   YEAR ENDED
                                    AUGUST 31, 1996    FEBRUARY 29,
                                    (UNAUDITED)        1996


Operations                                                                             $ 19,034,343       $ 35,253,224
Net interest income

 Net realized gain (loss)                                                               10,346             33,656

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        19,044,689         35,286,880

Distributions to shareholders from net interest income                                  (19,034,343)       (35,253,224)

Share transactions at net asset value of $1.00 per share                                3,752,838,724      6,107,173,652
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                                 17,726,183         32,687,547

 Cost of shares redeemed                                                                (3,479,348,842)    (6,102,217,401)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     291,216,065        37,643,798

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               291,226,411        37,677,454

NET ASSETS

 Beginning of period                                                                    610,821,434        573,143,980

 End of period                                                                         $ 902,047,845      $ 610,821,434



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          SIX MONTHS        YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS     YEAR ENDED
                          ENDED             FEBRUARY 29,                                     ENDED          APRIL 30,
                          AUGUST 31, 1996                                                    FEBRUARY 28,

SELECTED PER-SHARE DATA   (UNAUDITED)       1996           1995                       1994   1993           1992



Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations                      .025        .054        .042        .026        .026        .048
Net interest income

Less Distributions                                     (.025)      (.054)      (.042)      (.026)      (.026)      (.048)
From net interest income

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         2.48%       5.56%       4.28%       2.62%       2.63%       4.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 902,048   $ 610,821   $ 573,144   $ 518,657   $ 431,133   $ 542,620

Ratio of expenses to average net assets                .56% A      .59%        .65%        .72%        .56% A      .64%

Ratio of net interest income to average net assets     4.88% A     5.39%       4.19%       2.59%       3.09% A     4.84%



<ERROR: WIDE TABLE>
ERROR: The Following Table: "Assets" is Too Wide!
Table Width is 150 characters.


A ANNUALIZED

B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.



NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust has thirty-five equity funds (collectively, with the money market fund, referred to as the funds) which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The American Gold Portfolio and the Precious Metals and Minerals Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
EQUITY FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Direct investments in precious metals in the form of bullion are valued at the most recent bid price quoted by a major bank on the New York Commodities Exchange.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
FOREIGN CURRENCY TRANSLATION. The accounting records of each fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
EQUITY FUNDS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
MONEY MARKET FUND. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the money market fund. Distributions are recorded on the ex-dividend date for all other funds.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares redeemed (including exchanges) from an equity fund are subject to redemption fees. Shares held less than 30 days are subject to a short-term redemption fee equal to .75% of the net asset value of shares redeemed. Shares held 30 days or more are subject to a long-term redemption fee equal to the lesser of $7.50 or .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital.
There is a $7.50 fee for shares exchanged into another Fidelity fund (see
Note 5). This is in addition to the applicable redemption fees.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The equity funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage each fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $164,273,771 for Home Finance Portfolio, $72,560,302 for Energy Service Portfolio, and $8,861,166 for Insurance Portfolio, at 5.25% for each fund. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Dated August 30, 1996, due September 3, 1996
Number of dealers or banks 26
Maximum amount with one dealer or bank 14.0%
Aggregate principal amount of agreements $24,642,654,000
Aggregate maturity amount of agreements $24,657,021,088
Aggregate market value of transferred assets $25,171,106,668
Coupon rates of transferred assets 0.0% to 13.88%
Maturity dates of transferred assets 8/31/96 to 8/15/26
4. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For each equity fund, the monthly fee is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annualized individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets for each equity fund.
5. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
For the money market fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time, the fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annualized rate of .20% of the fund's average net assets.
SUB-ADVISER FEE. As the money market fund's investment sub- adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of each fund. FDC is paid a 3% sales charge on sales of shares of each fund. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to the deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). The amounts received by FDC for sales charges and deferred sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the funds' accounting records and administers each applicable fund's security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
EXCHANGE FEES. FSC charges an exchange fee of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
7. SECURITY LENDING.
Certain equity funds loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For funds with loans outstanding at the period end, the value of the securities loaned and the value of collateral held are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
8. INTERFUND LENDING PROGRAM.
Each fund is permitted to participate in the interfund lending program. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
9. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.50% of average net assets. In addition, FMR agreed to reimburse each fund's expenses in accordance with a state expense limitation if, and to the extent that, the total operating expenses of each fund, excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specified percentages of the average net assets of the fund for its fiscal year. The lowest limitation applicable to the fund is 2.50% of the first $30 million of average net assets, 2.0% of
9. EXPENSE REDUCTIONS - CONTINUED
the next $70 million and 1.50% of the excess. FMR retains the ability to be repaid by the fund for these expense reductions in the amount that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced expenses by $4,417 for Select Transportation Portfolio.
FMR has directed certain portfolio trades to brokers who paid a portion of each equity fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
10. BENEFICIAL INTEREST.
At the end of the period, certain unaffiliated shareholders were record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND NUMBER OF SHAREHOLDERS % OWNERSHIP
Automotive 1 18.0
Construction and Housing 1 32.9
Industrial Equipment 1 29.2
Industrial Materials 1 41.4
Multimedia 1 24.2
11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities. Information regarding affiliated companies is included in the "Legend" following each applicable fund's schedule of investments.
12. LITIGATION.
A single individual who purchased shares of Apple Computer, Inc. ("Apple") in September 1995 filed a purported class action complaint against Select Technology Portfolio, Select Computers Portfolio and others. The complaint alleges that, in violation of a federal securities law and state common law, the funds' portfolio manager made misleading statements regarding Apple and the funds' holdings of Apple. The defendants deny the allegations in the complaint and intend to defend the lawsuits vigorously.
PROXY VOTING RESULTS


A special meeting of the shareholders of American Gold Portfolio and Precious Metals and Minerals Portfolio was held on April 17, 1996. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To modify certain fundamental investment policies to permit American Gold Portfolio to invest up to 20% of its assets in precious metals other than gold.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      8,257,166.102          88.378

Against          855,026.679            9.152

Abstain          230,780.897            2.470

TOTAL            9,342,973.678          100.000

PROPOSAL 2
To modify a certain fundamental investment policy for Precious Metals and Minerals Portfolio.
 # OF % OF
 SHARES VOTED SHARES VOTED
Affirmative      11,509,554.245          90.705

Against          526,777.649             4.151

Abstain          652,691.714             5.144

TOTAL            12,689,023.608          100.000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
FMR Texas Inc., Irving, TX
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT, MONEY MARKET FUND
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
Thomas D. Maher, ASSISTANT VICE PRESIDENT, MONEY MARKET FUND
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIANS
Brown Brothers Harriman & Co.
Boston, MA
 and
The Bank of New York
New York, NY
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
* INDEPENDENT TRUSTEES
FIDELITY SELECT PORTFOLIOS
CONSUMER SECTOR
Consumer Industries
Food and Agriculture
Leisure
Multimedia
Retailing
CYCLICALS SECTOR
Air Transportation
Automotive
Chemicals
Construction and Housing
Environmental Services
Industrial Equipment
Industrial Materials
Paper and Forest Products
Transportation
ENERGY, UTILITIES & NATURAL RESOURCES SECTOR
American Gold
Energy
Energy Service
Natural Gas
Precious Metals and Minerals
Utilities Growth
FINANCIAL SERVICES SECTOR
Brokerage and Investment Management
Financial Services
Home Finance
Insurance
Regional Banks
HEALTH CARE SECTOR
Biotechnology
Health Care
Medical Delivery
TECHNOLOGY SECTOR
Computers
Defense and Aerospace
Developing Communications
Electronics
Software and Computer Services
Technology
Telecommunications
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


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Fidelity
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(registered trademark)
P.O. Box 193
Boston, MA 02101